TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
354,604		Aptiv plc	$27,570,461
		TOTAL AUTOMOBILES & COMPONENTS	27,570,461

BANKS - 4.1%
3,564,820		Bank of America Corp	88,692,722
1,254,101		Citigroup, Inc	62,717,591
1,109,271	n	JPMorgan Chase & Co	107,199,949
519,265		Radian Group, Inc	7,747,434
		TOTAL BANKS	266,357,696

CAPITAL GOODS - 6.6%
111,796	n	Carlisle Cos, Inc	13,312,668
192,245		Deere & Co	33,894,716
404,946		Dover Corp	41,681,092
454,273		Eaton Corp	42,306,444
1,040,293		General Electric Co	6,314,578
162,654		HEICO Corp (Class A)	12,451,164
260,562		Hexcel Corp	9,718,963
404,437	n	Honeywell International, Inc	60,410,755
521,928		ITT, Inc	30,130,903
165,872		L3Harris Technologies, Inc	27,921,234
84,540	n	Northrop Grumman Corp	27,476,345
266,771		Otis Worldwide Corp	16,737,213
297,667		Owens Corning, Inc	17,999,923
468,310		Raytheon Technologies Corp	26,543,811
86,236	*	Teledyne Technologies, Inc	26,448,581
348,098		Trane Technologies plc	38,941,723
		TOTAL CAPITAL GOODS	432,290,113

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
103,455	*,n	FTI Consulting, Inc	12,356,665
194,116	*	Stericycle, Inc	11,731,401
105,911		TransUnion	9,486,448
235,155		Waste Management, Inc	25,772,988
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	59,347,502

CONSUMER DURABLES & APPAREL - 1.8%
216,170		Brunswick Corp	14,479,067
86,693	*,n	Lululemon Athletica, Inc	28,226,374
1,974,360	*	Mattel, Inc	21,935,140
248,562		Nike, Inc (Class B)	24,262,137
166,595	*	Tempur Sealy International, Inc	13,485,865
72,003		Whirlpool Corp	11,745,129
		TOTAL CONSUMER DURABLES & APPAREL	114,133,712
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.6%
16,092	*,n	Chipotle Mexican Grill, Inc (Class A)	$18,588,835
134,176	*	Flutter Entertainment plc	20,094,886
		TOTAL CONSUMER SERVICES	38,683,721

DIVERSIFIED FINANCIALS - 1.9%
279,379		Blackstone Group, Inc	14,885,313
458,960		Discover Financial Services	22,686,393
1,072,328	n	Morgan Stanley	52,415,393
652,566		Voya Financial, Inc	32,236,760
		TOTAL DIVERSIFIED FINANCIALS	122,223,859

ENERGY - 2.0%
693,680	n	Chevron Corp	58,227,499
426,689	n	Hess Corp	20,997,366
211,268		Pioneer Natural Resources Co	20,476,095
2,209,103	e	Range Resources Corp	14,270,805
344,275		Valero Energy Corp	19,358,583
		TOTAL ENERGY	133,330,348

FOOD & STAPLES RETAILING - 1.1%
453,844		Walmart, Inc	58,727,414
51,083	*	Zur Rose Group AG.	14,115,373
		TOTAL FOOD & STAPLES RETAILING	72,842,787

FOOD, BEVERAGE & TOBACCO - 3.6%
457,916		Campbell Soup Co	22,698,896
723,327		Coca-Cola Co	34,169,968
636,843		ConAgra Brands, Inc	23,849,770
331,483		Diageo plc	12,129,168
893,673		Mondelez International, Inc	49,589,915
300,540	*	Monster Beverage Corp	23,586,379
510,879		PepsiCo, Inc	70,327,603
		TOTAL FOOD, BEVERAGE & TOBACCO	236,351,699

HEALTH CARE EQUIPMENT & SERVICES - 7.6%
232,430		Abbott Laboratories	23,391,755
487,369	n	Baxter International, Inc	42,098,934
1,034,011	*,n	Boston Scientific Corp	39,881,804
175,911	*	Centene Corp	11,478,193
110,048		Cigna Corp	19,004,189
322,631		Danaher Corp	65,752,198
65,898	*,n	DexCom, Inc	28,701,215
235,890	*	Edwards Lifesciences Corp	18,496,135
586,065	*	Envista Holdings Corp	12,817,241
135,002	*	Guardant Health, Inc	11,499,470
144,957	n	Humana, Inc	56,888,375
75,318	*	IDEXX Laboratories, Inc	29,957,734
135,227		Quest Diagnostics, Inc	17,183,295
147,012		STERIS plc	23,467,526
152,988		UnitedHealth Group, Inc	46,321,707
58,192		West Pharmaceutical Services, Inc	15,646,083
269,942	n	Zimmer Biomet Holdings, Inc	36,404,378
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	498,990,232
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
153,543		Estee Lauder Cos (Class A)	$30,330,884
723,150		Procter & Gamble Co	94,819,428
179,906		Reckitt Benckiser Group plc	18,039,090
439,263		Reynolds Consumer Products Inc	14,961,298
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	158,150,700

INSURANCE - 2.5%
646,836		American International Group, Inc	20,789,309
196,056		Assurant, Inc	21,070,138
250,006		Chubb Ltd	31,810,764
118,823		Everest Re Group Ltd	25,997,284
565,600	*,e	GoHealth, Inc	10,039,400
658,040	n	Hartford Financial Services Group, Inc	27,848,253
724,352		Metlife, Inc	27,416,723
		TOTAL INSURANCE	164,971,871

MATERIALS - 3.0%
520,313		Corteva, Inc	14,860,139
627,812		DuPont de Nemours, Inc	33,575,386
230,552		FMC Corp	24,450,040
343,036		Linde plc	84,081,554
245,707		PPG Industries, Inc	26,450,358
100,523		Vulcan Materials Co	11,803,411
		TOTAL MATERIALS	195,220,888

MEDIA & ENTERTAINMENT - 8.9%
132,669	*,n	Alphabet, Inc (Class C)	196,742,820
149,773	*	Berkeley Lights, Inc	8,981,887
1,105,103		Comcast Corp (Class A)	47,298,408
550,639	*	Facebook, Inc	139,680,595
144,427	*	Match Group, Inc	14,832,653
125,275	*,n	Netflix, Inc	61,244,442
864,131	*	Snap, Inc	19,373,817
179,347	*	Take-Two Interactive Software, Inc	29,416,495
539,949		Walt Disney Co	63,141,636
		TOTAL MEDIA & ENTERTAINMENT	580,712,753

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
825,368		AbbVie, Inc	78,335,677
370,509	*,n	Acadia Pharmaceuticals, Inc	15,402,059
81,359		Amgen, Inc	19,906,107
249,031		AstraZeneca plc	27,512,843
1,182,792	*	Avantor, Inc	26,116,047
84,927	*	BioMarin Pharmaceutical, Inc	10,175,104
144,529	*	Bluebird Bio, Inc	8,772,910
172,382	*	Catalent, Inc	15,055,844
199,452	e	Daiichi Sankyo Co Ltd	17,648,821
264,526		Eli Lilly & Co	39,755,613
306,407	*	Genmab A.S. (ADR)	10,476,055
97,844	*,e	GW Pharmaceuticals plc (ADR)	12,487,830
330,507	*	Horizon Therapeutics Plc	20,223,723
136,537	*	IQVIA Holdings, Inc	21,626,096
46,286		Lonza Group AG.	28,944,257
407,997		Merck & Co, Inc	32,737,679
126,470	*	Neurocrine Biosciences, Inc	15,221,929
249,165		Perrigo Co plc	13,210,728
3

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

979,604		Pfizer, Inc	$37,695,162
76,845	*	Regeneron Pharmaceuticals, Inc	48,571,419
53,695		Roche Holding AG.	18,597,612
136,295		Sanofi-Aventis	14,310,581
75,963	*	Seattle Genetics, Inc	12,630,368
30,695		Vifor Pharma AG.	4,332,516
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	549,746,980

REAL ESTATE - 1.7%
181,123		American Tower Corp	47,343,741
20,575		Equinix, Inc	16,161,251
434,995		Prologis, Inc	45,857,173
		TOTAL REAL ESTATE	109,362,165

RETAILING - 9.1%
100,632	*,n	Amazon.com, Inc	318,468,078
456,462		Best Buy Co, Inc	45,459,051
502,843	*	BJ’s Wholesale Club Holdings, Inc	20,138,862
44,162	*	Burlington Stores, Inc	8,302,456
596,573	e,n	Children’s Place, Inc	14,562,347
296,820		Dick’s Sporting Goods, Inc	13,540,929
268,206		Expedia Group Inc	21,727,368
360,472	n	Home Depot, Inc	95,701,711
48,701	*	O’Reilly Automotive, Inc	23,248,883
262,740		Target Corp	33,073,711
		TOTAL RETAILING	594,223,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
714,242	*	Advanced Micro Devices, Inc	55,303,758
358,609	*	Cree, Inc	24,715,332
263,211	*,n	Enphase Energy, Inc	15,887,416
174,590	*	Inphi Corp	22,811,929
616,739		Intel Corp	29,436,953
1,052,894		Marvell Technology Group Ltd	38,399,044
108,635		Monolithic Power Systems, Inc	28,789,361
194,497		NVIDIA Corp	82,581,481
194,679	n	NXP Semiconductors NV	22,880,623
469,601		QUALCOMM, Inc	49,594,562
248,862		Skyworks Solutions, Inc	36,229,330
350,086	n	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	27,618,285
75,366	n	Universal Display Corp	13,147,599
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	447,395,673

SOFTWARE & SERVICES - 11.7%
62,135	*	CACI International, Inc (Class A)	12,912,896
130,480	*	Check Point Software Technologies	16,204,613
265,250		Fidelity National Information Services, Inc	38,808,727
244,170	*	Fiserv, Inc	24,365,724
255,963	n	Mastercard, Inc (Class A)	78,972,264
1,825,364		Microsoft Corp	374,217,874
417,803	*	PayPal Holdings, Inc	81,918,634
23,015	*	Proofpoint, Inc	2,662,145
368,967	*	salesforce.com, Inc	71,893,220
81,113	*	ServiceNow, Inc	35,624,830
124,800	*	Synopsys, Inc	24,862,656
		TOTAL SOFTWARE & SERVICES	762,443,583
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
966,545	n	Apple, Inc	$410,820,287
342,020	*	Calix, Inc	7,014,830
974,415		Cisco Systems, Inc	45,894,947
1,289,260	*	CommScope Holding Co, Inc	11,964,333
341,841		FLIR Systems, Inc	14,241,096
309,893	*,n	Keysight Technologies, Inc	30,955,212
106,348	n	Motorola Solutions, Inc	14,867,450
413,474		TE Connectivity Ltd	36,828,129
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	572,586,284

TELECOMMUNICATION SERVICES - 2.1%
1,375,145		AT&T, Inc	40,676,789
185,331		Cogent Communications Group, Inc	16,700,176
234,756	*,n	T-Mobile US, Inc	25,208,099
986,151		Verizon Communications, Inc	56,683,960
		TOTAL TELECOMMUNICATION SERVICES	139,269,024

TRANSPORTATION - 1.3%
202,677		DSV AS	27,733,402
383,988		United Parcel Service, Inc (Class B)	54,818,127
		TOTAL TRANSPORTATION	82,551,529

UTILITIES - 2.2%
1,319,767		Centerpoint Energy, Inc	25,088,771
998,375		Equitable Holdings, Inc	20,426,752
209,656		NextEra Energy, Inc	58,850,439
640,717		PPL Corp	17,055,887
575,400		RWE AG.	21,689,339
		TOTAL UTILITIES	143,111,188

		TOTAL COMMON STOCKS	6,501,868,164
		(Cost $3,864,890,101)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
50,000		Morgan Stanley	19,250
		TOTAL DIVERSIFIED FINANCIALS	19,250

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
17,600		Stryker Corp	16,720
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	16,720

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
30,000		Biogen, Inc	37,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	37,500

SOFTWARE & SERVICES - 0.0%
12,000		Mastercard, Inc	4,320
		TOTAL SOFTWARE & SERVICES	4,320

		TOTAL PURCHASED OPTIONS	77,790
		(Cost $976,877)
5

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENT - 0.2%

$14,780,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	$14,780,000
		TOTAL REPURCHASE AGREEMENT			14,780,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
36,179,510	c	State Street Navigator Securities Lending Government Money Market Portfolio			36,179,510
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			36,179,510

		TOTAL SHORT-TERM INVESTMENTS			50,959,510
		(Cost $50,959,510)

		TOTAL INVESTMENTS - 100.4%			6,552,905,464
		(Cost $3,916,826,488)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(24,826,356)
		NET ASSETS - 100.0%			$6,528,079,108

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,342,994.
n		All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $14,780,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $15,075,620.

Purchased options outstanding as of July 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Biogen, Inc, Call	300	$900,612	$390.00	09/18/20	$37,500
Mastercard, Inc, Put	120	7,739	287.50	08/07/20	4,320
Morgan Stanley, Put	500	22,499	40.00	09/18/20	19,250
Stryker Corp, Call	176	46,027	210.00	08/21/20	16,720
Total	1,096	$976,877			$77,790

Written options outstanding as of July 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Acadia Pharmaceuticals, Inc, Put	600	$(114,714)	$40.00	09/18/20	$(190,800)
Acuity Brands, Inc, Put	250	(545,851)	85.00	12/18/20	(140,000)
Alliance Data Systems Corp, Put	890	(858,576)	55.00	12/18/20	(1,277,150)
Alphabet, Inc, Call	27	(91,986)	1,700.00	09/18/20	(15,120)
Alphabet, Inc, Put	30	(134,516)	1,340.00	09/18/20	(60,600)
Amazon.com, Inc, Call	65	(830,853)	3,300.00	09/18/20	(830,853)
Amazon.com, Inc, Call	65	(627,967)	3,360.00	09/18/20	(627,967)
6

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Amazon.com, Inc, Put	65	$(375,200)	$2,800.00	08/21/20	$(59,800)
Amazon.com, Inc, Put	65	(298,747)	2,860.00	09/18/20	(298,747)
Apple, Inc, Call	367	(941,918)	350.00	12/18/20	(3,027,750)
Apple, Inc, Call	59	(89,904)	380.00	01/15/21	(359,900)
Apple, Inc, Put	412	(391,581)	265.00	01/15/21	(127,720)
Apple, Inc, Put	59	(73,761)	290.00	01/15/21	(23,600)
Apple, Inc, Put	367	(562,929)	300.00	01/15/21	(163,315)
Arista Networks, Inc, Put	80	(181,074)	165.00	01/15/21	(27,000)
Aspen Technology, Inc, Put	186	(181,272)	90.00	12/18/20	(133,920)
Aspen Technology, Inc, Put	186	(225,935)	95.00	12/18/20	(187,860)
Baxter International, Inc, Put	500	(33,450)	78.00	08/28/20	(25,000)
Biogen, Inc, Call	300	(569,377)	420.00	09/18/20	(36,000)
Biogen, Inc, Put	150	(463,545)	265.00	01/15/21	(375,000)
Biogen, Inc, Put	150	(529,190)	270.00	01/15/21	(399,000)
Boeing Co, Put	67	(685,302)	220.00	01/15/21	(469,603)
Boston Scientific Corp, Put	500	(56,479)	30.00	11/20/20	(32,500)
Brinker International, Inc, Put	1,000	(97,959)	17.50	08/21/20	(22,000)
Carlisle Cos, Inc, Call	260	(84,077)	150.00	12/18/20	(71,500)
Carlisle Cos, Inc, Put	260	(392,878)	115.00	12/18/20	(235,300)
Chevron Corp, Put	222	(213,773)	85.00	12/18/20	(207,570)
Children’s Place, Inc, Call	615	(539,934)	50.00	12/18/20	(49,200)
Children’s Place, Inc, Call	550	(191,374)	60.00	12/18/20	(16,500)
Children’s Place, Inc, Call	615	(619,882)	50.00	01/15/21	(55,350)
Children’s Place, Inc, Put	923	(464,223)	35.00	09/18/20	(1,079,910)
Children’s Place, Inc, Put	922	(827,902)	35.00	12/18/20	(1,207,820)
Children’s Place, Inc, Put	550	(818,361)	45.00	12/18/20	(1,193,500)
Chipotle Mexican Grill, Inc, Call	44	(290,964)	1,320.00	12/18/20	(212,080)
Chipotle Mexican Grill, Inc, Put	44	(207,146)	900.00	12/18/20	(109,560)
Darden Restaurants, Inc, Put	1,484	(842,836)	60.00	10/16/20	(353,192)
Darden Restaurants, Inc, Put	742	(474,099)	65.00	10/16/20	(260,442)
Deckers Outdoor Corp, Put	300	(362,737)	160.00	12/18/20	(148,500)
DexCom, Inc, Put	320	(808,930)	320.00	12/18/20	(403,200)
Ecolab, Inc, Put	225	(57,522)	175.00	09/18/20	(65,813)
Enphase Energy, Inc, Put	500	(332,973)	40.00	08/21/20	(25,000)
FedEx Corp, Put	314	(482,725)	155.00	01/15/21	(377,585)
FTI Consulting, Inc, Put	470	(61,273)	85.00	08/21/20	(43,475)
Guidewire Software, Inc, Put	186	(195,264)	85.00	10/16/20	(18,600)
Guidewire Software, Inc, Put	200	(192,588)	80.00	12/18/20	(26,000)
Hartford Financial Services Group, Inc, Call	575	(145,702)	50.00	09/18/20	(21,275)
Hartford Financial Services Group, Inc, Call	25	(4,199)	50.00	12/18/20	(3,500)
Hartford Financial Services Group, Inc, Put	25	(4,874)	35.00	12/18/20	(4,562)
Hartford Financial Services Group, Inc, Put	575	(332,895)	40.00	12/18/20	(209,875)
Hasbro, Inc, Put	215	(240,141)	72.50	10/16/20	(101,050)
Hasbro, Inc, Put	210	(296,715)	72.50	01/15/21	(170,100)
Hess Corp, Put	371	(289,148)	37.50	11/20/20	(77,910)
Home Depot, Inc, Call	80	(103,835)	260.00	01/15/21	(169,120)
Home Depot, Inc, Call	160	(221,547)	270.00	01/15/21	(275,200)
Home Depot, Inc, Put	160	(87,672)	205.00	08/21/20	(4,640)
7

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Honeywell International, Inc, Put	288	$(34,001)	$139.00	08/21/20	$(40,032)
Humana, Inc, Call	160	(443,043)	430.00	11/20/20	(214,400)
Jazz Pharmaceuticals plc, Put	275	(288,045)	105.00	11/20/20	(243,375)
JPMorgan Chase & Co, Call	360	(26,625)	115.00	08/21/20	(2,880)
Keysight Technologies, Inc, Put	242	(60,472)	82.50	08/21/20	(6,050)
Keysight Technologies, Inc, Put	242	(40,162)	85.00	08/21/20	(9,075)
Kirby Corp, Put	900	(713,325)	50.00	12/18/20	(774,000)
Lululemon Athletica, Inc, Call	113	(559,563)	310.00	12/18/20	(491,211)
Lululemon Athletica, Inc, Call	375	(1,492,317)	300.00	01/15/21	(1,854,375)
Lululemon Athletica, Inc, Call	372	(1,752,829)	310.00	01/15/21	(1,592,160)
Lululemon Athletica, Inc, Put	375	(1,031,404)	260.00	01/15/21	(500,625)
Lululemon Athletica, Inc, Put	372	(886,900)	270.00	01/15/21	(632,400)
M&T Bank Corp, Put	160	(319,027)	110.00	10/16/20	(180,800)
Mastercard, Inc, Call	120	(82,554)	335.00	10/16/20	(66,960)
Mastercard, Inc, Put	120	(226,670)	260.00	10/16/20	(38,400)
Motorola Solutions, Inc, Put	80	(25,703)	125.00	09/18/20	(17,600)
Motorola Solutions, Inc, Put	80	(57,658)	110.00	10/16/20	(12,000)
Motorola Solutions, Inc, Put	480	(968,730)	140.00	01/15/21	(648,000)
Nektar Therapeutics, Put	511	(135,060)	18.00	08/21/20	(12,775)
Netflix, Inc, Call	160	(408,465)	620.00	11/20/20	(179,200)
Netflix, Inc, Put	160	(481,263)	460.00	11/20/20	(544,800)
Northrop Grumman Corp, Put	100	(143,670)	280.00	11/20/20	(81,000)
NXP Semiconductors NV, Put	420	(44,671)	95.00	08/21/20	(15,120)
PVH Corp, Put	480	(707,966)	55.00	01/15/21	(614,400)
Roku, Inc, Put	320	(340,866)	105.00	10/16/20	(91,520)
Roku, Inc, Put	320	(633,894)	95.00	10/16/20	(54,400)
Stryker Corp, Call	176	(11,493)	220.00	08/21/20	(2,640)
Stryker Corp, Put	230	(17,832)	170.00	08/21/20	(17,940)
Taiwan Semiconductor Manufacturing Co Ltd, Put	580	(35,357)	68.50	08/21/20	(21,170)
Teradata Corp, Put	1,665	(493,488)	25.00	12/18/20	(849,150)
Universal Display Corp, Call	200	(17,998)	200.00	08/07/20	(24,000)
Universal Display Corp, Put	200	(441,854)	130.00	12/18/20	(114,000)
Universal Health Services, Inc, Put	332	(681,236)	115.00	12/18/20	(537,840)
VF Corp, Put	500	(547,059)	60.00	11/20/20	(355,000)
World Wrestling Entertainment, Inc, Put	500	(252,850)	30.00	10/16/20	(17,500)
World Wrestling Entertainment, Inc, Put	800	(464,759)	40.00	01/15/21	(292,000)
Wynn Resorts Ltd, Put	225	(572,815)	85.00	12/18/20	(464,625)
Wynn Resorts Ltd, Put	225	(372,583)	82.50	01/15/21	(435,375)
Wynn Resorts Ltd, Put	450	(1,172,661)	85.00	01/15/21	(940,500)
Xilinx, Inc, Put	320	(212,783)	77.50	01/15/21	(73,600)
Zendesk, Inc, Put	520	(94,529)	65.00	08/21/20	(27,300)
Zimmer Biomet Holdings, Inc, Call	250	(171,659)	145.00	09/18/20	(73,125)
Zimmer Biomet Holdings, Inc, Put	250	(140,347)	125.00	09/18/20	(92,500)
Zscaler, Inc, Put	600	(198,572)	92.50	09/18/20	(88,200)
Total	34,190	$(36,955,033)			$(29,452,557)
8

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 2.7%
113,649		Aptiv plc	$8,836,210
115,898	*,n	Tesla, Inc	165,822,222
		TOTAL AUTOMOBILES & COMPONENTS	174,658,432

CAPITAL GOODS - 1.5%
136,379		Boeing Co	21,547,882
1,372,500	*	Churchill Capital Corp IV	13,725,000
1,075,476		Raytheon Technologies Corp	60,957,980
		TOTAL CAPITAL GOODS	96,230,862

COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
281,054	*	Clarivate Analytics plc	7,771,143
90,566	*	CoStar Group, Inc	76,959,364
387,991		Equifax, Inc	63,071,817
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	147,802,324

CONSUMER DURABLES & APPAREL - 1.7%
1,118,729		Nike, Inc (Class B)	109,199,138
		TOTAL CONSUMER DURABLES & APPAREL	109,199,138

CONSUMER SERVICES - 0.9%
94,782		Hilton Worldwide Holdings, Inc	7,113,389
688,399		Starbucks Corp	52,683,175
		TOTAL CONSUMER SERVICES	59,796,564

DIVERSIFIED FINANCIALS - 2.4%
120,474		Apollo Global Management, Inc	5,915,273
401,714		Intercontinental Exchange Group, Inc	38,877,881
307,107		S&P Global, Inc	107,564,227
		TOTAL DIVERSIFIED FINANCIALS	152,357,381

FOOD, BEVERAGE & TOBACCO - 0.2%
67,435		Constellation Brands, Inc (Class A)	12,016,917
		TOTAL FOOD, BEVERAGE & TOBACCO	12,016,917

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
847,763		Alcon, Inc	50,848,825
860,964	*	Boston Scientific Corp	33,207,381
193,894	*	Guardant Health, Inc	16,515,891
133,784	*	Intuitive Surgical, Inc	91,700,905
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	192,273,002

MATERIALS - 1.6%
34,537		Air Products & Chemicals, Inc	9,899,340
142,158		Linde plc	34,844,348
90,812		Sherwin-Williams Co	58,838,911
		TOTAL MATERIALS	103,582,599
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 14.5%
93,791	*	Alphabet, Inc (Class A)	$139,556,319
79,781	*	Alphabet, Inc (Class C)	118,312,032
1,161,235	*	Facebook, Inc	294,570,482
383,056	*	IAC/InterActiveCorp	50,724,276
560,143	*	Match Group, Inc	57,526,686
211,447	*	Netflix, Inc	103,372,209
1,271,085	*	Twitter, Inc	46,267,494
1,034,267		Walt Disney Co	120,947,183
		TOTAL MEDIA & ENTERTAINMENT	931,276,681

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.9%
711,881		AbbVie, Inc	67,564,626
202,853		Amgen, Inc	49,632,044
1,471,609		AstraZeneca plc	162,582,759
1,881,202	*	Avantor, Inc	41,536,940
377,205	*	BioMarin Pharmaceutical, Inc	45,192,931
711,832		Eli Lilly & Co	106,981,231
185,502	*	Illumina, Inc	70,891,444
281,296	*	IQVIA Holdings, Inc	44,554,473
106,679		Lonza Group AG.	66,710,116
83,989	*	Moderna, Inc	6,223,585
195,297	*	Regeneron Pharmaceuticals, Inc	123,441,375
185,063	*	Seattle Genetics, Inc	30,770,425
525,800	*	Vertex Pharmaceuticals, Inc	143,017,600
3,147,504	*,g	Wuxi Biologics Cayman, Inc	64,976,575
408,278		Zoetis, Inc	61,927,607
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,086,003,731

RETAILING - 10.9%
156,951	*	Amazon.com, Inc	496,699,691
27,370	*	Booking Holdings, Inc	45,492,498
159,845		eBay, Inc	8,836,231
73,689		Home Depot, Inc	19,563,693
483,753		Lowe’s Companies, Inc	72,035,659
1,070,929		TJX Companies, Inc	55,677,599
		TOTAL RETAILING	698,305,371

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.4%
1,044,780	*	Advanced Micro Devices, Inc	80,897,315
863,041		Applied Materials, Inc	55,519,428
189,770		Broadcom, Inc	60,109,647
189,199		Lam Research Corp	71,358,295
1,766,616		Marvell Technology Group Ltd	64,428,486
467,033		NVIDIA Corp	198,297,541
494,608		NXP Semiconductors NV	58,131,278
409,027		Skyworks Solutions, Inc	59,546,151
147,782		Texas Instruments, Inc	18,849,594
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	667,137,735

SOFTWARE & SERVICES - 23.4%
295,597	*	Adobe, Inc	131,339,659
50,576	*,g	Adyen NV	84,419,237
501,043	*	Akamai Technologies, Inc	56,337,275
200,228	*	Atlassian Corp plc	35,370,276
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY			VALUE

308,297		Intuit, Inc			$94,452,952
362,028		Mastercard, Inc (Class A)			111,696,499
1,548,490		Microsoft Corp			317,455,935
88,606	*	Palo Alto Networks, Inc			22,676,047
647,352	*	PayPal Holdings, Inc			126,926,307
917,031	*	salesforce.com, Inc			178,683,490
78,368	*	ServiceNow, Inc			34,419,226
151,955	*	Splunk, Inc			31,883,198
231,813	*	Square, Inc			30,100,918
263,509	*	Twilio, Inc			73,102,667
876,115		Visa, Inc (Class A)			166,812,296
34		Xperi Holding Corp			627
37,759	*	Zoom Video Communications, Inc			9,587,388
		TOTAL SOFTWARE & SERVICES			1,505,263,997

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
817,911	n	Apple, Inc			347,644,892
97,271	*	Keysight Technologies, Inc			9,716,400
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			357,361,292

TELECOMMUNICATION SERVICES - 0.2%
126,147	*	T-Mobile US, Inc			13,545,665
		TOTAL TELECOMMUNICATION SERVICES			13,545,665

TRANSPORTATION - 1.4%
249,682		Kansas City Southern			42,907,851
1,529,076	*	Uber Technologies, Inc			46,269,840
		TOTAL TRANSPORTATION			89,177,691

		TOTAL COMMON STOCKS			6,395,989,382
		(Cost $3,433,847,464)

PURCHASED OPTIONS - 0.0%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
20,400		Apple, Inc			1,599,972
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,599,972

		TOTAL PURCHASED OPTIONS			1,599,972
		(Cost $552,652)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENT - 0.2%
$14,700,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	14,700,000
		TOTAL REPURCHASE AGREEMENT			14,700,000

TREASURY DEBT - 0.6%
14,065,000		United States Treasury Bill	0.108	08/11/20	14,064,727
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$20,970,000	United States Treasury Bill	0.115%	08/13/20	$20,969,519
	TOTAL TREASURY DEBT			35,034,246

	TOTAL SHORT-TERM INVESTMENTS			49,734,246
	(Cost $49,733,776)

	TOTAL INVESTMENTS - 100.3%			6,447,323,600
	(Cost $3,484,133,892)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%			(17,936,153)
	NET ASSETS - 100.0%			$6,429,387,447

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $149,395,812 or 2.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $14,700,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $14,994,094.

Purchased options outstanding as of July 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	204	$552,652	$345.00	09/18/20	$1,599,972

Written options outstanding as of July 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	200	$(174,714)	$330.00	09/18/20	$(1,922,000)
Apple, Inc, Call	204	(295,720)	370.00	09/18/20	(1,191,768)
Apple, Inc, Call	206	(242,152)	330.00	12/18/20	(2,064,532)
Apple, Inc, Call	196	(539,296)	370.00	12/18/20	(1,295,560)
Apple, Inc, Put	200	(148,275)	240.00	09/18/20	(4,800)
Apple, Inc, Put	204	(247,051)	320.00	09/18/20	(23,664)
Apple, Inc, Put	206	(439,422)	250.00	12/18/20	(36,874)
Tesla, Inc, Call	112	(866,633)	1,700.00	08/21/20	(229,600)
Total	1,528	$(2,953,263)			$(6,768,798)
12

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BANKS - 10.8%
6,040,000		Bank of America Corp	$150,275,200
2,375,000		Citigroup, Inc	118,773,750
1,870,000		JPMorgan Chase & Co	180,716,800
450,000		PNC Financial Services Group, Inc	48,001,500
1,200,000		US Bancorp	44,208,000
850,000		Wells Fargo & Co	20,621,000
		TOTAL BANKS	562,596,250

CAPITAL GOODS - 12.2%
235,000		Allegion plc	23,373,100
105,000		Boeing Co	16,590,000
330,000		Caterpillar, Inc	43,850,400
480,000		Deere & Co	84,628,800
495,000		Dover Corp	50,950,350
500,000		Eaton Corp	46,565,000
665,000		Honeywell International, Inc	99,331,050
1,250,000		Masco Corp	71,450,000
335,000		Parker-Hannifin Corp	59,938,200
680,000		Raytheon Technologies Corp	38,542,400
183,500		Stanley Black & Decker, Inc	28,134,220
635,000		Trane Technologies plc	71,037,450
		TOTAL CAPITAL GOODS	634,390,970

CONSUMER DURABLES & APPAREL - 1.4%
19,000	*	NVR, Inc	74,672,850
		TOTAL CONSUMER DURABLES & APPAREL	74,672,850

CONSUMER SERVICES - 1.7%
525,000		Hilton Worldwide Holdings, Inc	39,401,250
267,500		McDonald’s Corp	51,969,900
		TOTAL CONSUMER SERVICES	91,371,150

DIVERSIFIED FINANCIALS - 3.6%
675,000		American Express Co	62,991,000
76,000		BlackRock, Inc	43,700,760
400,000		Goldman Sachs Group, Inc	79,184,000
		TOTAL DIVERSIFIED FINANCIALS	185,875,760

ENERGY - 4.1%
1,065,000		Chevron Corp	89,396,100
1,120,000		ConocoPhillips	41,876,800
810,000		EOG Resources, Inc	37,948,500
775,000		Valero Energy Corp	43,578,250
		TOTAL ENERGY	212,799,650
13

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.7%
687,500		Walmart, Inc	$88,962,500
		TOTAL FOOD & STAPLES RETAILING	88,962,500

FOOD, BEVERAGE & TOBACCO - 2.4%
950,000		Mondelez International, Inc	52,715,500
207,500		PepsiCo, Inc	28,564,450
550,000		Philip Morris International, Inc	42,245,500
		TOTAL FOOD, BEVERAGE & TOBACCO	123,525,450

HEALTH CARE EQUIPMENT & SERVICES - 8.6%
246,000		Anthem, Inc	67,354,800
370,000		Cigna Corp	63,895,300
935,000		CVS Health Corp	58,848,900
380,000		HCA Healthcare, Inc	48,123,200
560,000		Medtronic plc	54,028,800
250,000		UnitedHealth Group, Inc	75,695,000
575,000		Zimmer Biomet Holdings, Inc	77,544,500
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	445,490,500

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
550,000		Procter & Gamble Co	72,116,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	72,116,000

INSURANCE - 6.4%
1,965,000		American International Group, Inc	63,155,100
395,000	*	Berkshire Hathaway, Inc (Class B)	77,333,100
625,000		Chubb Ltd	79,525,000
715,000		Lincoln National Corp	26,648,050
440,000		Marsh & McLennan Cos, Inc	51,304,000
525,000		Prudential Financial, Inc	33,269,250
		TOTAL INSURANCE	331,234,500

MATERIALS - 4.0%
470,000		Ball Corp	34,606,100
1,000,000		Corteva, Inc	28,560,000
800,000	*	Crown Holdings, Inc	57,264,000
645,000		DuPont de Nemours, Inc	34,494,600
485,000		PPG Industries, Inc	52,210,250
		TOTAL MATERIALS	207,134,950

MEDIA & ENTERTAINMENT - 7.5%
68,000	*	Alphabet, Inc (Class C)	100,841,280
73,000	*	Charter Communications, Inc	42,340,000
3,035,000		Comcast Corp (Class A)	129,898,000
980,000		Walt Disney Co	114,601,200
		TOTAL MEDIA & ENTERTAINMENT	387,680,480

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
172,500		Amgen, Inc	42,205,575
940,000		Bristol-Myers Squibb Co	55,140,400
225,000		Gilead Sciences, Inc	15,644,250
1,135,000		Johnson & Johnson	165,437,600
625,000		Merck & Co, Inc	50,150,000
2,775,000		Pfizer, Inc	106,782,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	435,359,825
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.5%
145,000		AvalonBay Communities, Inc	$22,202,400
525,000		Prologis, Inc	55,345,500
		TOTAL REAL ESTATE	77,547,900

RETAILING - 2.2%
425,000		Home Depot, Inc	112,833,250
		TOTAL RETAILING	112,833,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
340,000		Analog Devices, Inc	39,049,000
1,078,594		Applied Materials, Inc	69,385,952
1,700,000		Intel Corp	81,141,000
70,000		Lam Research Corp	26,401,200
950,000	*	Micron Technology, Inc	47,552,250
400,000		NXP Semiconductors NV	47,012,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	310,541,402

SOFTWARE & SERVICES - 3.5%
310,000		Accenture plc	69,681,800
410,000		Microsoft Corp	84,054,100
530,000		Oracle Corp	29,388,500
		TOTAL SOFTWARE & SERVICES	183,124,400

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
1,850,000		Cisco Systems, Inc	87,135,000
825,000		TE Connectivity Ltd	73,482,750
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	160,617,750

TELECOMMUNICATION SERVICES - 2.3%
850,000		AT&T, Inc	25,143,000
425,000	*	T-Mobile US, Inc	45,636,500
900,000		Verizon Communications, Inc	51,732,000
		TOTAL TELECOMMUNICATION SERVICES	122,511,500

TRANSPORTATION - 2.9%
490,000		CSX Corp	34,956,600
490,000		Union Pacific Corp	84,941,500
215,000		United Parcel Service, Inc (Class B)	30,693,400
		TOTAL TRANSPORTATION	150,591,500

UTILITIES - 3.6%
600,000		American Electric Power Co, Inc	52,128,000
2,540,000		Centerpoint Energy, Inc	48,285,400
525,000		Entergy Corp	55,193,250
625,000		FirstEnergy Corp	18,125,000
55,000		NextEra Energy, Inc	15,438,500
		TOTAL UTILITIES	189,170,150

		TOTAL COMMON STOCKS	5,160,148,687
		(Cost $4,581,172,538)
15

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

REPURCHASE AGREEMENT - 0.3%
$16,860,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	$16,860,000
		TOTAL REPURCHASE AGREEMENT			16,860,000

TREASURY DEBT - 0.7%
14,100,000		United States Treasury Bill	0.119	08/04/20	14,099,971
20,755,000		United States Treasury Bill	0.093-0.116	09/03/20	20,753,347
		TOTAL TREASURY DEBT			34,853,318

		TOTAL SHORT-TERM INVESTMENTS			51,713,318
		(Cost $51,712,841)

		TOTAL INVESTMENTS - 100.3%			5,211,862,005
		(Cost $4,632,885,379)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(13,541,661)
		NET ASSETS - 100.0%			$5,198,320,344

*		Non-income producing
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $16,860,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $17,197,201.
16

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.6%
97,996		Aptiv plc	$7,619,189
		TOTAL AUTOMOBILES & COMPONENTS	7,619,189

CAPITAL GOODS - 3.1%
79,109		Ametek, Inc	7,376,914
18,097	*	Teledyne Technologies, Inc	5,550,350
28,867		TransDigm Group, Inc	12,458,420
48,660		W.W. Grainger, Inc	16,618,850
		TOTAL CAPITAL GOODS	42,004,534

COMMERCIAL & PROFESSIONAL SERVICES - 9.0%
144,232	*	Cimpress plc	14,423,200
65,458		Cintas Corp	19,759,806
960,887	*	Clarivate Analytics plc	26,568,525
389,288		Experian Group Ltd	13,597,872
173,079		IHS Markit Ltd	13,972,668
115,385	*	Stericycle, Inc	6,973,292
264,426		Waste Connections, Inc	27,069,290
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	122,364,653

CONSUMER DURABLES & APPAREL - 5.7%
330,768	*	Capri Holdings Ltd	4,954,905
131,384		Garmin Ltd	12,953,149
54,381	*	Lululemon Athletica, Inc	17,705,910
180,556	*	Peloton Interactive, Inc	12,317,530
1,751,700		Prada S.p.A	6,762,059
168,270	*	Tempur Sealy International, Inc	13,621,457
961,552	*	Under Armour, Inc (Class C)	9,125,128
		TOTAL CONSUMER DURABLES & APPAREL	77,440,138

CONSUMER SERVICES - 3.9%
23,658	*	Chipotle Mexican Grill, Inc (Class A)	27,328,775
48,661	*	Flutter Entertainment plc	7,287,721
76,940		Royal Caribbean Cruises Ltd	3,747,748
146,568	*,e	Shake Shack, Inc	7,115,876
108,343		Wynn Resorts Ltd	7,847,284
		TOTAL CONSUMER SERVICES	53,327,404

DIVERSIFIED FINANCIALS - 3.1%
134,616		Discover Financial Services	6,654,069
40,736		MSCI, Inc (Class A)	15,315,921
172,746		Tradeweb Markets, Inc	9,340,376
216,667		Voya Financial, Inc	10,703,350
		TOTAL DIVERSIFIED FINANCIALS	42,013,716
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.0%
56,709	*	Beyond Meat, Inc	$7,139,663
741,148		Davide Campari-Milano NV	7,482,163
236,265		Fevertree Drinks plc	6,732,719
83,377	*	Monster Beverage Corp	6,543,427
		TOTAL FOOD, BEVERAGE & TOBACCO	27,897,972

HEALTH CARE EQUIPMENT & SERVICES - 10.8%
194,643	*	1Life Healthcare, Inc	5,763,379
96,348	*	Align Technology, Inc	28,308,969
151,821	*	Guardant Health, Inc	12,932,113
39,560	*	IDEXX Laboratories, Inc	15,734,990
68,124	*	Insulet Corp	13,853,697
144,036	*	Molina Healthcare, Inc	26,603,449
77,856	*	Nevro Corp	10,351,734
48,220		Teleflex, Inc	17,990,882
58,401		West Pharmaceutical Services, Inc	15,702,277
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	147,241,490

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
43,283		Clorox Co	10,236,862
288,464		Reynolds Consumer Products Inc	9,825,084
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,061,946

INSURANCE - 0.7%
192,309	*,e	Trupanion, Inc	9,725,066
		TOTAL INSURANCE	9,725,066

MEDIA & ENTERTAINMENT - 7.2%
120,000	*	Berkeley Lights, Inc	7,196,400
143,369	*	IAC/InterActiveCorp	18,984,923
150,849	*	JDE Peet’s BV	6,707,899
98,875	*	Lemonade, Inc	5,752,547
201,505	*	Match Group, Inc	20,694,564
67,323	*	Take-Two Interactive Software, Inc	11,042,318
631,950	*	Twitter, Inc	23,002,980
86,539	*	Vroom, Inc	5,122,243
		TOTAL MEDIA & ENTERTAINMENT	98,503,874

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.4%
107,053	*	10X Genomics, Inc	10,530,804
622,917	*	Avantor, Inc	13,754,007
204,375	*	BioMarin Pharmaceutical, Inc	24,486,169
175,179	*	Catalent, Inc	15,300,134
291,959	*	Elanco Animal Health, Inc	6,898,991
204,375	*	Exact Sciences Corp	19,364,531
222,470	*	Horizon Therapeutics Plc	13,612,939
116,786		Perrigo Co plc	6,191,994
97,321	*	Royalty Pharma plc	4,189,669
80,556	*	Seattle Genetics, Inc	13,394,046
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	127,723,284

REAL ESTATE - 0.7%
245,506		Americold Realty Trust	9,906,167
		TOTAL REAL ESTATE	9,906,167
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 10.0%
192,310	*	ASOS plc	$8,412,332
17,527	*	AutoZone, Inc	21,162,450
63,202	*	Burlington Stores, Inc	11,881,976
130,000	*	CarMax, Inc	12,606,100
180,556	*	Dollar Tree, Inc	16,854,903
128,548		Expedia Group Inc	10,413,673
425,166	*,e	Farfetch Ltd	10,897,005
88,999	*	Five Below, Inc	9,692,881
197,751	*	GrubHub, Inc	14,285,532
57,707		Tiffany & Co	7,234,150
240,387	*	Trip.com Group Ltd (ADR)	6,538,526
291,965	*	Vipshop Holdings Ltd (ADR)	6,648,043
		TOTAL RETAILING	136,627,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
145,982		Entegris, Inc	10,497,565
66,163		Microchip Technology, Inc	6,730,762
58,401		Monolithic Power Systems, Inc	15,476,849
90,288		NXP Semiconductors NV	10,611,549
97,321		Skyworks Solutions, Inc	14,167,991
194,643		Xilinx, Inc	20,894,926
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	78,379,642

SOFTWARE & SERVICES - 21.9%
13,569	*,g	Adyen NV	22,648,779
291,965	*	Anaplan, Inc	13,258,131
207,639	*	Black Knight, Inc	15,556,314
192,309	*	Datadog, Inc	18,050,123
150,848	*	DocuSign, Inc	32,708,372
36,149	*,e	Everbridge, Inc	5,162,077
72,131	*	HubSpot, Inc	16,922,654
289,426	*	Medallia, Inc	8,894,061
58,401	*	MongoDB, Inc	13,378,501
2,395	*	nCino, Inc	189,444
83,975	*	Okta, Inc	18,556,795
19,780	*	Palo Alto Networks, Inc	5,062,098
102,187	*	Paylocity Holding Corp	13,611,308
136,249	*	Proofpoint, Inc	15,759,922
84,625	*	RingCentral, Inc	24,564,099
1,557,151		Sabre Corp	11,772,061
563,592	*	Slack Technologies, Inc	16,654,144
154,566	*	Synopsys, Inc	30,792,638
163,145	*	Zendesk, Inc	14,870,667
		TOTAL SOFTWARE & SERVICES	298,412,188

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
216,667		Amphenol Corp (Class A)	22,914,702
131,384	*	Keysight Technologies, Inc	13,123,948
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	36,038,650

TELECOMMUNICATION SERVICES - 1.4%
89,225	g	Cellnex Telecom SAU	5,615,322
176,020	*	GCI Liberty, Inc	13,798,208
		TOTAL TELECOMMUNICATION SERVICES	19,413,530
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY			VALUE

TRANSPORTATION - 0.4%
189,583	*	Lyft, Inc (Class A)			$5,541,511
		TOTAL TRANSPORTATION			5,541,511

		TOTAL COMMON STOCKS			1,360,242,525
		(Cost $1,072,014,413)

RIGHTS / WARRANTS - 0.0%

UTILITIES - 0.0%
90,240		Cellnex Telecom S.A.			377,359
		TOTAL UTILITIES			377,359

		TOTAL RIGHTS / WARRANTS			377,359
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENT - 0.5%
$6,695,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	6,695,000
		TOTAL REPURCHASE AGREEMENT			6,695,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
12,654,620	c	State Street Navigator Securities Lending Government Money Market Portfolio			12,654,620
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			12,654,620

		TOTAL SHORT-TERM INVESTMENTS			19,349,620
		(Cost $19,349,620)

		TOTAL INVESTMENTS - 101.2%			1,379,969,504
		(Cost $1,091,364,033)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(16,150,156)
		NET ASSETS - 100.0%			$1,363,819,348

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,035,467.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $28,264,101 or 2.1% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $6,695,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $6,828,930.
20

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

BANKS - 4.0%
489,472		Citizens Financial Group, Inc	$12,143,800
317,240		East West Bancorp, Inc	10,995,539
691,158		Fifth Third Bancorp	13,726,398
503,796		Synovus Financial Corp	10,151,489
360,636		TCF Financial Corp	9,913,884
360,053		Western Alliance Bancorp	12,943,905
		TOTAL BANKS	69,875,015

CAPITAL GOODS - 7.9%
190,160		Eaton Corp	17,709,601
135,335		L3Harris Technologies, Inc	22,780,940
298,729	*,e	Mastec, Inc	11,883,440
305,838		Owens Corning, Inc	18,494,024
138,070		Parker-Hannifin Corp	24,703,484
192,657		Stanley Black & Decker, Inc	29,538,171
295,095		Timken Co	13,474,038
		TOTAL CAPITAL GOODS	138,583,698

CONSUMER DURABLES & APPAREL - 5.7%
354,346		Brunswick Corp	23,734,095
241,052	*	Meritage Homes Corp	23,907,537
1,534,687		Newell Brands Inc	25,168,867
1,457,594	*	Under Armour, Inc (Class C)	13,832,567
82,284		Whirlpool Corp	13,422,166
		TOTAL CONSUMER DURABLES & APPAREL	100,065,232

CONSUMER SERVICES - 3.2%
582,029		Wyndham Destinations, Inc	15,481,972
513,946		Wyndham Hotels & Resorts, Inc	22,695,855
190,746		Yum! Brands, Inc	17,367,423
		TOTAL CONSUMER SERVICES	55,545,250

DIVERSIFIED FINANCIALS - 8.5%
1,881,444		AGNC Investment Corp	25,587,639
129,210		Ameriprise Financial, Inc	19,850,532
465,486		Bank of New York Mellon Corp	16,687,673
52,328		Colony Credit Real Estate, Inc	329,666
389,053		Discover Financial Services	19,230,890
325,046		OneMain Holdings, Inc	9,328,820
1,312,943		Starwood Property Trust, Inc	19,628,498
2,906,159		Two Harbors Investment Corp	15,780,443
451,299		Voya Financial, Inc	22,294,171
		TOTAL DIVERSIFIED FINANCIALS	148,718,332

ENERGY - 2.1%
422,294		Marathon Petroleum Corp	16,131,631
741,657		Parsley Energy, Inc	8,143,394
21

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

117,995		Pioneer Natural Resources Co	$11,436,075
		TOTAL ENERGY	35,711,100

FOOD, BEVERAGE & TOBACCO - 2.5%
597,196		Keurig Dr Pepper, Inc	18,268,226
422,414		Tyson Foods, Inc (Class A)	25,957,340
		TOTAL FOOD, BEVERAGE & TOBACCO	44,225,566

HEALTH CARE EQUIPMENT & SERVICES - 8.3%
355,702	*	Centene Corp	23,209,555
306,401	*	Hologic, Inc	21,380,662
170,689		McKesson Corp	25,630,660
97,418	*	Molina Healthcare, Inc	17,993,105
204,512		Quest Diagnostics, Inc	25,987,340
227,089		Zimmer Biomet Holdings, Inc	30,625,222
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	144,826,544

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
398,518		Energizer Holdings, Inc	19,977,707
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,977,707

INSURANCE - 5.4%
160,241		Allstate Corp	15,125,148
248,149	*	Argo Group International Holdings Ltd	8,315,473
1,245,177	*	BRP Group, Inc	21,728,339
579,656		Hartford Financial Services Group, Inc	24,531,042
118,096		Willis Towers Watson plc	24,801,341
		TOTAL INSURANCE	94,501,343

MATERIALS - 6.0%
111,381		Avery Dennison Corp	12,623,923
543,170	*	Berry Global Group, Inc	27,153,068
328,192		DuPont de Nemours, Inc	17,551,708
202,110		International Flavors & Fragrances, Inc	25,455,754
304,668		Newmont Goldcorp Corp	21,083,026
		TOTAL MATERIALS	103,867,479

MEDIA & ENTERTAINMENT - 2.5%
743,466	*	Altice USA, Inc	20,066,147
1,974,400	*	Conyers Park II Acquisition Corp	23,771,776
		TOTAL MEDIA & ENTERTAINMENT	43,837,923

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
180,760	*	Jazz Pharmaceuticals plc	19,567,270
356,212		Perrigo Co plc	18,886,360
344,712	*	Prestige Consumer Healthcare, Inc.	12,819,840
169,113	*	United Therapeutics Corp	18,851,026
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,124,496

REAL ESTATE - 9.3%
167,789		Camden Property Trust	15,236,919
8,161		Gaming and Leisure Properties, Inc	295,510
653,354		Invitation Homes, Inc	19,483,016
683,378		MGM Growth Properties LLC	18,683,555
544,887		Omega Healthcare Investors, Inc	17,643,441
22

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

256,242		QTS Realty Trust, Inc	$18,436,612
643,094		Rexford Industrial Realty, Inc	30,180,401
142,032		Sun Communities, Inc	21,294,858
391,609		Welltower, Inc	20,974,578
		TOTAL REAL ESTATE	162,228,890

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.8%
434,247	*,e	Cree, Inc	29,928,303
48,087		Lam Research Corp	18,136,493
504,805		Marvell Technology Group Ltd	18,410,238
255,498	*	Micron Technology, Inc	12,788,953
184,887		NXP Semiconductors NV	21,729,769
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	100,993,756

SOFTWARE & SERVICES - 2.1%
119,831	*	j2 Global, Inc	6,796,814
110,846	*	Proofpoint, Inc	12,821,557
83,266	*	Synopsys, Inc	16,588,253
		TOTAL SOFTWARE & SERVICES	36,206,624

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
420,042	*	Ciena Corp	24,996,700
294,184		Western Digital Corp	12,679,330
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	37,676,030

TRANSPORTATION - 2.3%
169,624		Kansas City Southern	29,149,884
355,059		Southwest Airlines Co	10,967,773
		TOTAL TRANSPORTATION	40,117,657

UTILITIES - 15.5%
586,984		Alliant Energy Corp	31,609,088
331,767		American Electric Power Co, Inc	28,823,917
1,865,884		Centerpoint Energy, Inc	35,470,455
361,826		Entergy Corp	38,038,767
1,129,895		Equitable Holdings, Inc	23,117,652
487,372		Evergy, Inc	31,596,327
727,018		Exelon Corp	28,070,165
928,995		FirstEnergy Corp	26,940,855
1,379,238		Vistra Energy Corp	25,736,581
		TOTAL UTILITIES	269,403,807

		TOTAL COMMON STOCKS	1,716,486,449
		(Cost $1,680,295,040)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.1%

TREASURY DEBT - 1.4%
$23,675,000	United States Treasury Bill	0.058-0.096%	08/06/20	23,674,838
	TOTAL TREASURY DEBT			23,674,838
23

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
11,779,777	c	State Street Navigator Securities Lending Government Money Market Portfolio	$11,779,777
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,779,777

		TOTAL SHORT-TERM INVESTMENTS	35,454,615
		(Cost $35,454,467)

		TOTAL INVESTMENTS - 100.5%	1,751,941,064
		(Cost $1,715,749,507)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(8,067,109)
		NET ASSETS - 100.0%	$1,743,873,955

		Abbreviation(s):

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,074,717.
24

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
25,970	*	Tesla, Inc	$37,156,837
		TOTAL AUTOMOBILES & COMPONENTS	37,156,837

CAPITAL GOODS - 2.2%
48,836		3M Co	7,348,353
72,515		Allison Transmission Holdings, Inc	2,709,160
14,650		Armstrong World Industries, Inc	1,043,666
1,061		Carlisle Cos, Inc	126,344
102,740		Graco, Inc	5,469,878
31,210		Illinois Tool Works, Inc	5,773,538
57,038		Lockheed Martin Corp	21,615,691
105,950	*	Mercury Systems, Inc	8,203,709
41,947		Northrop Grumman Corp	13,633,194
5,160	*,e	Virgin Galactic Holdings, Inc	115,842
		TOTAL CAPITAL GOODS	66,039,375

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
64,347	*	Copart, Inc	6,000,358
22,210		Equifax, Inc	3,610,458
175,046		TransUnion	15,678,870
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,289,686

CONSUMER DURABLES & APPAREL - 1.1%
167,229		Nike, Inc (Class B)	16,323,223
1,618	*	NVR, Inc	6,358,983
83,410	*	Peloton Interactive, Inc	5,690,230
55,455	*	Tempur Sealy International, Inc	4,489,082
		TOTAL CONSUMER DURABLES & APPAREL	32,861,518

CONSUMER SERVICES - 0.6%
3,790	*	Chegg, Inc	306,876
1,460	*	Chipotle Mexican Grill, Inc (Class A)	1,686,534
6,290		Domino’s Pizza, Inc	2,431,777
3,730		Dunkin Brands Group, Inc	256,363
140,620		Las Vegas Sands Corp	6,136,657
8,850		McDonald’s Corp	1,719,378
12,450		Wynn Resorts Ltd	901,753
67,620		Yum! Brands, Inc	6,156,801
		TOTAL CONSUMER SERVICES	19,596,139

DIVERSIFIED FINANCIALS - 2.0%
39,837		Charles Schwab Corp	1,320,597
172,693		Intercontinental Exchange Group, Inc	16,713,229
67,000		iShares Russell 1000 Growth Index Fund	13,860,960
40,075		LPL Financial Holdings, Inc	3,166,726
25

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

14,140		MarketAxess Holdings, Inc	$7,306,138
15,550		Morningstar, Inc	2,613,022
16,070		S&P Global, Inc	5,628,517
83,420		Tradeweb Markets, Inc	4,510,519
189,086		Virtu Financial, Inc	4,689,333
		TOTAL DIVERSIFIED FINANCIALS	59,809,041

FOOD & STAPLES RETAILING - 1.2%
114,317		Costco Wholesale Corp	37,213,613
		TOTAL FOOD & STAPLES RETAILING	37,213,613

FOOD, BEVERAGE & TOBACCO - 2.0%
279,694		Altria Group, Inc	11,509,408
4,410	*	Beyond Meat, Inc	555,219
233,116		Coca-Cola Co	11,012,400
39,223		Hershey Co	5,703,416
79,660	*	Monster Beverage Corp	6,251,717
193,229		PepsiCo, Inc	26,599,904
		TOTAL FOOD, BEVERAGE & TOBACCO	61,632,064

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
232,460		Abbott Laboratories	23,394,774
8,790		Anthem, Inc	2,406,702
119,538		Baxter International, Inc	10,325,693
3,300		Cardinal Health, Inc	180,246
88,325		Cigna Corp	15,252,844
23,627	*	DexCom, Inc	10,290,504
282,994	*	Edwards Lifesciences Corp	22,189,560
27,386		HCA Healthcare, Inc	3,468,163
15,920		Hill-Rom Holdings, Inc	1,547,742
139,184	*	Hologic, Inc	9,712,260
660	*	Intuitive Surgical, Inc	452,390
9,480	*,e	Livongo Health, Inc	1,206,330
41,140		McKesson Corp	6,177,582
74,520	*	PPD, Inc	2,188,652
195,918		UnitedHealth Group, Inc	59,320,052
72,250	*	Veeva Systems, Inc	19,115,183
33,893		West Pharmaceutical Services, Inc	9,112,811
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	196,341,488

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
14,740		Energizer Holdings, Inc	738,916
34,460		Estee Lauder Cos (Class A)	6,807,229
130,930	*	Herbalife Nutrition Ltd	6,708,853
122,252		Procter & Gamble Co	16,029,682
48,250		Reynolds Consumer Products Inc	1,643,395
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,928,075

INSURANCE - 0.0%
10		Alleghany Corp	5,223
		TOTAL INSURANCE	5,223

MATERIALS - 0.4%
178,210	*	Berry Global Group, Inc	8,908,718
950		Ecolab, Inc	177,726
26

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

4,190		Sherwin-Williams Co	$2,714,785
		TOTAL MATERIALS	11,801,229

MEDIA & ENTERTAINMENT - 10.7%
54,468	*	Alphabet, Inc (Class A)	81,045,660
40,581	*	Alphabet, Inc (Class C)	60,180,000
408,398	*	Altice USA, Inc	11,022,662
1,060	*	Charter Communications, Inc	614,800
69,805	*	Electronic Arts, Inc	9,885,784
474,307	*	Facebook, Inc	120,317,457
3,970	*	IAC/InterActiveCorp	525,707
36,938	*	Match Group, Inc	3,793,533
69,356	*	Netflix, Inc	33,906,761
21,125	*	Roku, Inc	3,272,051
7,734	*	Spotify Technology S.A.	1,993,980
1,560	e	World Wrestling Entertainment, Inc (Class A)	72,712
		TOTAL MEDIA & ENTERTAINMENT	326,631,107

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
32,270	*	10X Genomics, Inc	3,174,400
368,019		AbbVie, Inc	34,928,683
214,280	*	Acadia Pharmaceuticals, Inc	8,907,620
66,140	*	Adaptive Biotechnologies Corp	2,468,345
116,671	*	Alexion Pharmaceuticals, Inc	11,957,611
75,438		Amgen, Inc	18,457,415
491,650	*	Avantor, Inc	10,855,632
365,023		Bristol-Myers Squibb Co	21,412,249
209,316		Eli Lilly & Co	31,458,102
30,131	*	Horizon Therapeutics Plc	1,843,716
169,270	*	Immunomedics, Inc	7,148,272
40,054	*	Incyte Corp	3,955,733
3,750	*	Iovance Biotherapeutics, Inc	109,013
30,260	*	IQVIA Holdings, Inc	4,792,881
149,301		Johnson & Johnson	21,762,114
561,093		Merck & Co, Inc	45,022,102
33,430	*	Moderna, Inc	2,477,163
58,682	*	PRA Health Sciences, Inc	6,253,154
35,012	*	Sage Therapeutics, Inc	1,595,497
24,470	*	Sarepta Therapeutics, Inc	3,756,634
47,220	*	Seattle Genetics, Inc	7,851,269
39,282		Thermo Fisher Scientific, Inc	16,260,784
54,150	*	Vertex Pharmaceuticals, Inc	14,728,800
5,819		Zoetis, Inc	882,626
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	282,059,815

REAL ESTATE - 1.6%
82,049		American Tower Corp	21,446,788
60,245		Americold Realty Trust	2,430,886
31,950		Crown Castle International Corp	5,326,065
13,980		Equinix, Inc	10,981,010
60,742		Equity Lifestyle Properties, Inc	4,149,894
12,610		SBA Communications Corp	3,928,519
		TOTAL REAL ESTATE	48,263,162

RETAILING - 13.2%
85,808	*	Amazon.com, Inc	271,554,861
27

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

900	*	Booking Holdings, Inc	$1,495,917
112,871		Dollar General Corp	21,490,638
149,983	*	Dollar Tree, Inc	14,000,913
19,420		eBay, Inc	1,073,538
36,700	*	Etsy, Inc	4,344,546
20,669	*	GrubHub, Inc	1,493,129
152,445		Home Depot, Inc	40,472,623
234,940		Lowe’s Companies, Inc	34,984,915
81,850		Ross Stores, Inc	7,339,489
2,720		Tractor Supply Co	388,253
8,940	*,e	Wayfair, Inc	2,378,845
		TOTAL RETAILING	401,017,667

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
99,867	*	Advanced Micro Devices, Inc	7,732,702
65,249		Applied Materials, Inc	4,197,468
48,261		Broadcom, Inc	15,286,672
149,240		Entegris, Inc	10,731,848
105,500	*	Inphi Corp	13,784,630
2,120		KLA Corp	423,640
43,228		Lam Research Corp	16,303,873
73,900		Maxim Integrated Products, Inc	5,031,851
30,900		Microchip Technology, Inc	3,143,457
54,100		MKS Instruments, Inc	6,894,504
17,520		Monolithic Power Systems, Inc	4,642,975
108,665		NVIDIA Corp	46,138,072
254,949		QUALCOMM, Inc	26,925,164
58,029		Texas Instruments, Inc	7,401,599
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	168,638,455

SOFTWARE & SERVICES - 27.5%
42,053	*	2U, Inc	1,980,486
83,742		Accenture plc	18,823,527
69,430	*	Adobe, Inc	30,849,138
70,028	*	Anaplan, Inc	3,179,971
28,960	*	Atlassian Corp plc	5,115,784
72,907	*	Autodesk, Inc	17,237,402
40,200	*	Bill.Com Holdings, Inc	3,743,022
116,350	*	Black Knight, Inc	8,716,942
61,567		Booz Allen Hamilton Holding Co	5,033,718
33,080	*	CACI International, Inc (Class A)	6,874,686
125,937	*	Cadence Design Systems, Inc	13,758,617
8,380		Citrix Systems, Inc	1,196,329
45,103		CoreLogic Inc	3,074,220
60,370	*	Crowdstrike Holdings, Inc	6,833,884
64,670	*	Datadog, Inc	6,069,926
83,620	*	DocuSign, Inc	18,131,325
411,247	*	Dropbox, Inc	9,355,869
52,468	*	Dynatrace, Inc	2,194,736
232	*	Euronet Worldwide, Inc	22,304
8,750	*	Fastly, Inc	844,287
161,907	*	Fiserv, Inc	16,156,700
55,600	*	Fortinet, Inc	7,689,480
196,511	*	GoDaddy, Inc	13,810,793
88,300		Intuit, Inc	27,052,471
27,330		Jack Henry & Associates, Inc	4,872,939
28

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY			VALUE

140,460		Leidos Holdings, Inc			$13,366,174
205,351		Mastercard, Inc (Class A)			63,356,944
45,490	*	Medallia, Inc			1,397,908
1,446,357		Microsoft Corp			296,517,649
124,250	*	Nutanix, Inc			2,757,108
1,280	*	Okta, Inc			282,854
118,252		Oracle Corp			6,557,073
10,709	*	Pagerduty, Inc			326,410
3,790	*	Paycom Software, Inc			1,077,762
237,063	*	PayPal Holdings, Inc			46,480,942
211,868	*	Pluralsight, Inc			4,485,246
22,430	*	Proofpoint, Inc			2,594,478
14,642	*	RingCentral, Inc			4,250,133
151,267	*	salesforce.com, Inc			29,474,375
30,064	*	ServiceNow, Inc			13,204,109
91,240	*	Square, Inc			11,847,514
101,084		SS&C Technologies Holdings, Inc			5,812,330
189,729		Switch, Inc			3,413,225
34,850	*	Synopsys, Inc			6,942,817
22,626	*	Twilio, Inc			6,276,905
35,350	*	VeriSign, Inc			7,482,888
264,198		Visa, Inc (Class A)			50,303,299
3,150	*	VMware, Inc (Class A)			441,662
12,535	*	Workday, Inc			2,267,832
64,110	*	Zendesk, Inc			5,843,627
59,700	*	Zoom Video Communications, Inc			15,158,427
31,510	*	Zscaler, Inc			4,091,574
		TOTAL SOFTWARE & SERVICES			838,629,821

TECHNOLOGY HARDWARE & EQUIPMENT - 11.9%
94,430		Amphenol Corp (Class A)			9,986,917
760,279		Apple, Inc			323,148,986
112,953		CDW Corp			13,130,786
23,030	*	Keysight Technologies, Inc			2,300,467
86,493		Motorola Solutions, Inc			12,091,721
1,191		NetApp, Inc			52,761
75,530	*	Pure Storage, Inc			1,348,966
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			362,060,604

TRANSPORTATION - 1.0%
288,775	*	Uber Technologies, Inc			8,738,331
121,031		Union Pacific Corp			20,980,724
9,790	*	XPO Logistics, Inc			734,446
		TOTAL TRANSPORTATION			30,453,501

		TOTAL COMMON STOCKS			3,037,428,420
		(Cost $1,540,935,218)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENT - 0.2%
$6,205,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	6,205,000
		TOTAL REPURCHASE AGREEMENT			6,205,000
29

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
2,780,362	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,780,362
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,780,362

		TOTAL SHORT-TERM INVESTMENTS	8,985,362
		(Cost $8,985,362)

		TOTAL INVESTMENTS - 100.1%	3,046,413,782
		(Cost $1,549,920,580)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(1,717,527)
		NET ASSETS - 100.0%	$3,044,696,255

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,374,013.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $6,205,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $6,329,152.
30

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.3%
20,740		Aptiv plc	$1,612,535
9,180		Gentex Corp	247,768
32,500		Harley-Davidson, Inc	845,975
2,260		Lear Corp	249,459
11,950		Thor Industries, Inc	1,362,180
		TOTAL AUTOMOBILES & COMPONENTS	4,317,917

BANKS - 7.4%
914,347		Bank of America Corp	22,748,953
295,540		Citigroup, Inc	14,779,956
126,264		Citizens Financial Group, Inc	3,132,610
28,570		Comerica, Inc	1,100,517
10,628		East West Bancorp, Inc	368,367
18,650		First Republic Bank	2,097,752
321,083		JPMorgan Chase & Co	31,029,461
8,210		New York Community Bancorp, Inc	86,451
2,754		PacWest Bancorp	50,329
23,892		PNC Financial Services Group, Inc	2,548,560
2,421		Popular, Inc	89,843
3,190		Signature Bank	327,071
120,505		Truist Financial Corp	4,514,117
93,417		US Bancorp	3,441,482
430,751		Wells Fargo & Co	10,450,019
		TOTAL BANKS	96,765,488

CAPITAL GOODS - 8.0%
44,800		3M Co	6,741,056
97,239	*	Aecom Technology Corp	3,519,079
13,540		Air Lease Corp	355,019
55,246		Ametek, Inc	5,151,689
30,160		Boeing Co	4,765,280
29,039		BWX Technologies, Inc	1,583,206
167,899		Carrier Global Corp	4,573,569
27,054		Caterpillar, Inc	3,594,935
3,600		Deere & Co	634,716
72,159		Eaton Corp	6,720,168
70,358		Fortive Corp	4,938,428
677,714		General Electric Co	4,113,724
28,883		GrafTech International Ltd	175,320
21,480		Honeywell International, Inc	3,208,468
15,070		Illinois Tool Works, Inc	2,787,799
34,753		ITT, Inc	2,006,291
137,540		Johnson Controls International plc	5,292,539
46,799		L3Harris Technologies, Inc	7,877,676
37,390	*	Mercury Systems, Inc	2,895,108
10,450		Northrop Grumman Corp	3,396,354
37,207		nVent Electric plc	675,679
1,813		Oshkosh Corp	142,719
95,344		Otis Worldwide Corp	5,981,883
31

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

103,646		PACCAR, Inc	$8,818,202
180,460		Raytheon Technologies Corp	10,228,473
6,500		Spirit Aerosystems Holdings, Inc (Class A)	127,205
29		Stanley Black & Decker, Inc	4,446
252,737	*	Univar Solutions Inc	4,465,863
17,010	*,e	Virgin Galactic Holdings, Inc	381,874
		TOTAL CAPITAL GOODS	105,156,768

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
25,674	*	Clean Harbors, Inc	1,530,170
12,810		Equifax, Inc	2,082,394
13,279	*	IAA, Inc	575,645
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,188,209

CONSUMER DURABLES & APPAREL - 1.2%
9,420	*	Capri Holdings Ltd	141,112
16,340		Carter’s, Inc	1,286,285
91,129		DR Horton, Inc	6,029,095
37,170		Garmin Ltd	3,664,590
20,570	*	Peloton Interactive, Inc	1,403,285
3,419		Polaris Inc	354,311
26,870		Pulte Homes, Inc	1,171,532
80,490		Tapestry, Inc	1,075,346
9,290	*	Tempur Sealy International, Inc	752,025
9,780	*	Under Armour, Inc (Class A)	102,886
		TOTAL CONSUMER DURABLES & APPAREL	15,980,467

CONSUMER SERVICES - 2.2%
20,470		ARAMARK Holdings Corp	432,326
14,360		Darden Restaurants, Inc	1,089,924
25,773		Dunkin Brands Group, Inc	1,771,378
105,921		Extended Stay America, Inc	1,208,559
7,661	*	frontdoor, Inc	321,724
490		Graham Holdings Co	195,201
6,580	*	Grand Canyon Education, Inc	583,909
100,350		H&R Block, Inc	1,455,075
76,790		Las Vegas Sands Corp	3,351,116
54,292		McDonald’s Corp	10,547,850
1,810		MGM Resorts International	29,123
23,340	*,e	Norwegian Cruise Line Holdings Ltd	318,358
9,800	*	Planet Fitness, Inc	511,560
38,913	*	ServiceMaster Global Holdings, Inc	1,591,152
7,680		Six Flags Entertainment Corp	133,555
41,340		Wyndham Destinations, Inc	1,099,644
4,320		Wyndham Hotels & Resorts, Inc	190,771
13,030		Wynn Resorts Ltd	943,763
8,140		Yum China Holdings, Inc	417,094
29,090		Yum! Brands, Inc	2,648,644
		TOTAL CONSUMER SERVICES	28,840,726

DIVERSIFIED FINANCIALS - 5.8%
46,924		American Express Co	4,378,948
120,653		Bank of New York Mellon Corp	4,325,410
6,430		BlackRock, Inc	3,697,314
75,541		Capital One Financial Corp	4,819,516
2,960	e	Carlyle Group, Inc	84,271
32

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,050		CBOE Global Markets, Inc	$267,485
65,460		Charles Schwab Corp	2,169,999
30,365		CME Group, Inc	5,046,056
69,599		Discover Financial Services	3,440,279
28,660		Eaton Vance Corp	1,035,772
19,519		Goldman Sachs Group, Inc	3,863,981
93,918		Intercontinental Exchange Group, Inc	9,089,384
180,000	e	iShares Russell 1000 Value Index Fund	21,083,400
32,620		Lazard Ltd (Class A)	956,418
56,726		Morgan Stanley	2,772,767
207,000		New Residential Investment Corp	1,641,510
930		Starwood Property Trust, Inc	13,904
12,050		State Street Corp	768,670
69,400		Virtu Financial, Inc	1,721,120
100,921		Voya Financial, Inc	4,985,497
		TOTAL DIVERSIFIED FINANCIALS	76,161,701

ENERGY - 4.4%
29,339		Baker Hughes Co	454,461
9,960	*	ChampionX Corp	94,719
173,769		Chevron Corp	14,586,170
47,760		Cimarex Energy Co	1,168,209
19,440		Concho Resources, Inc	1,021,377
156,643		ConocoPhillips	5,856,882
2,860		Diamondback Energy, Inc	114,000
95,228		EOG Resources, Inc	4,461,432
391,437		Exxon Mobil Corp	16,471,669
37,940		Halliburton Co	543,680
51,238		HollyFrontier Corp	1,409,045
179,990		Kinder Morgan, Inc	2,537,859
165,751		Kosmos Energy Ltd	266,859
25,080		Marathon Petroleum Corp	958,056
9,210		Noble Energy, Inc	92,008
1,990		ONEOK, Inc	55,541
18,400		Parsley Energy, Inc	202,032
2,369		Patterson-UTI Energy, Inc	9,180
73,816		PBF Energy, Inc	640,723
16,680		Phillips 66	1,034,494
146,713		Schlumberger Ltd	2,661,374
105,099		Targa Resources Investments, Inc	1,921,210
20,620		Valero Energy Corp	1,159,463
59,290	*	WPX Energy, Inc	353,961
		TOTAL ENERGY	58,074,404

FOOD & STAPLES RETAILING - 1.6%
5,130	*	Grocery Outlet Holding Corp	225,669
108,080		Kroger Co	3,760,103
61,676	*	US Foods Holding Corp	1,252,023
36,370		Walgreens Boots Alliance, Inc	1,480,623
111,498		Walmart, Inc	14,427,841
		TOTAL FOOD & STAPLES RETAILING	21,146,259

FOOD, BEVERAGE & TOBACCO - 3.7%
163,394		Altria Group, Inc	6,723,663
7,528	*	Beyond Meat, Inc	947,775
34,310		Campbell Soup Co	1,700,747
33

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

71,637		Coca-Cola Co	$3,384,132
27,240		ConAgra Brands, Inc	1,020,138
23,170		General Mills, Inc	1,465,966
6,750	*	Hain Celestial Group, Inc	229,365
3,318		Hershey Co	482,470
22,560		Kraft Heinz Co	775,613
168,567		Mondelez International, Inc	9,353,783
49,304		PepsiCo, Inc	6,787,189
160,802		Philip Morris International, Inc	12,351,202
158		Seaboard Corp	427,113
1,070	*	TreeHouse Foods, Inc	46,887
56,868		Tyson Foods, Inc (Class A)	3,494,539
		TOTAL FOOD, BEVERAGE & TOBACCO	49,190,582

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
83,332		Abbott Laboratories	8,386,532
16,864		Anthem, Inc	4,617,363
36,250		Baxter International, Inc	3,131,275
3,920		Becton Dickinson & Co	1,102,853
3,310	*	Boston Scientific Corp	127,667
2,779		Cardinal Health, Inc	151,789
7,310	*	Centene Corp	476,978
41,230	*	Change Healthcare, Inc	480,742
51,717		Cigna Corp	8,931,009
187,811		CVS Health Corp	11,820,824
26,648		Danaher Corp	5,430,862
32,445		HCA Healthcare, Inc	4,108,835
52,059	*	Hologic, Inc	3,632,677
11,513		Humana, Inc	4,518,277
27,322		McKesson Corp	4,102,672
176,748		Medtronic plc	17,052,647
41,830	*	PPD, Inc	1,228,547
7,300		Quest Diagnostics, Inc	927,611
5,040		STERIS plc	804,535
1,450		UnitedHealth Group, Inc	439,031
20,919		Zimmer Biomet Holdings, Inc	2,821,136
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	84,293,862

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
144,728		Colgate-Palmolive Co	11,173,002
6,810		Energizer Holdings, Inc	341,385
4,054		Kimberly-Clark Corp	616,370
165,138		Procter & Gamble Co	21,652,894
34,730		Reynolds Consumer Products Inc	1,182,904
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	34,966,555

INSURANCE - 6.6%
83,260		Allstate Corp	7,858,911
42,580		American Financial Group, Inc	2,587,587
50,731		American International Group, Inc	1,630,494
33,628	*	Arch Capital Group Ltd	1,034,061
23,114	*	Athene Holding Ltd	745,427
199,827	*	Berkshire Hathaway, Inc (Class B)	39,122,130
19,945	*	Brighthouse Financial, Inc	565,241
40,936		Chubb Ltd	5,208,697
7,250		Cincinnati Financial Corp	564,993
34

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

60,795		Fidelity National Financial Inc	$1,967,326
123,470		Hartford Financial Services Group, Inc	5,225,250
38,430		Lincoln National Corp	1,432,286
450	*	Markel Corp	470,043
18,634		Marsh & McLennan Cos, Inc	2,172,724
27,974		Mercury General Corp	1,200,364
228,893		Metlife, Inc	8,663,600
96,720		Old Republic International Corp	1,554,290
8,510		Reinsurance Group of America, Inc (Class A)	725,478
36,082		Travelers Cos, Inc	4,128,503
		TOTAL INSURANCE	86,857,405

MATERIALS - 4.0%
38,507		Air Products & Chemicals, Inc	11,037,261
42,761	*	Alcoa Corp	555,893
75,577	*	Axalta Coating Systems Ltd	1,677,809
60,950	*	Berry Global Group, Inc	3,046,890
26,617		CF Industries Holdings, Inc	833,911
39,780		Corteva, Inc	1,136,117
61,594		Dow, Inc	2,529,050
145,886		DuPont de Nemours, Inc	7,801,983
6,900		Ecolab, Inc	1,290,852
24,475	*	Element Solutions, Inc	265,798
106,818		Graphic Packaging Holding Co	1,489,043
4,330		International Paper Co	150,641
33,300		Linde plc	8,162,163
22,733		LyondellBasell Industries NV	1,421,267
115,210		Mosaic Co	1,551,879
410		NewMarket Corp	153,672
85,348		Newmont Goldcorp Corp	5,906,082
6,080		Nucor Corp	255,056
20,426		Reliance Steel & Aluminum Co	2,007,059
1,325		Royal Gold, Inc	185,407
87,254		Valvoline, Inc	1,790,452
		TOTAL MATERIALS	53,248,285

MEDIA & ENTERTAINMENT - 6.1%
49,259		Activision Blizzard, Inc	4,070,271
2,850	*	Alphabet, Inc (Class A)	4,240,657
1,720	*	Alphabet, Inc (Class C)	2,550,691
2,740	*	Charter Communications, Inc	1,589,200
31,950		Cinemark Holdings, Inc	377,968
246,513		Comcast Corp (Class A)	10,550,756
7,460	*	Electronic Arts, Inc	1,056,485
8,630	*	Liberty Broadband Corp (Class A)	1,165,136
24,070	*	Liberty Broadband Corp (Class C)	3,304,089
11,131	*	Liberty Media Group (Class A)	368,325
59,208	*	Liberty Media Group (Class C)	2,098,332
44,450	*	Liberty SiriusXM Group (Class A)	1,546,416
94,996	*	Liberty SiriusXM Group (Class C)	3,323,910
37,766	*,e	Lions Gate Entertainment Corp (Class A)	289,288
33,923	*	Lions Gate Entertainment Corp (Class B)	241,193
4,340	*	Madison Square Garden Entertainment Corp	307,532
7,990		Omnicom Group, Inc	429,303
13,530	*	Pinterest, Inc	463,944
9,814	*	Take-Two Interactive Software, Inc	1,609,692
35

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

175,000		Vanguard Russell 1000 Value	$17,977,750
1,532	e	ViacomCBS, Inc (Class A)	42,498
22,060		ViacomCBS, Inc (Class B)	575,104
172,621		Walt Disney Co	20,186,300
6,770	*	Zillow Group, Inc (Class C)	463,000
116,767	*	Zynga, Inc	1,147,820
		TOTAL MEDIA & ENTERTAINMENT	79,975,660

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
23,423		AbbVie, Inc	2,223,077
7,310	*	Agios Pharmaceuticals, Inc	331,289
39,688	*	Alexion Pharmaceuticals, Inc	4,067,623
72,268	*	Avantor, Inc	1,595,677
8,475	*	Biogen, Inc	2,327,998
12,160	*	Bluebird Bio, Inc	738,112
213,022		Bristol-Myers Squibb Co	12,495,871
12,080	*	Catalent, Inc	1,055,067
38,446	*	Exelixis, Inc	887,718
156,224		Gilead Sciences, Inc	10,862,255
4,615	*	Horizon Therapeutics Plc	282,392
5,411	*	IQVIA Holdings, Inc	857,048
237,675		Johnson & Johnson	34,643,508
82,590		Merck & Co, Inc	6,627,022
7,000	*	Moderna, Inc	518,700
11,310		Perrigo Co plc	599,656
563,238		Pfizer, Inc	21,673,398
6,960	*	PRA Health Sciences, Inc	741,658
6,160	*	QIAGEN NV	304,612
8,690	*	Sage Therapeutics, Inc	396,003
5,261		Thermo Fisher Scientific, Inc	2,177,791
9,359	*	United Therapeutics Corp	1,043,248
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	106,449,723

REAL ESTATE - 4.7%
56,763		American Campus Communities, Inc	2,023,033
360		Boston Properties, Inc	32,072
74,750		Brixmor Property Group, Inc	860,373
57,416		Camden Property Trust	5,213,947
2,139	*	CBRE Group, Inc	93,710
542,180		Colony Capital, Inc	1,040,986
1,420		Coresite Realty	183,251
27,190		CubeSmart	806,727
22,060		Digital Realty Trust, Inc	3,541,512
55,594		Douglas Emmett, Inc	1,620,009
134,918		Empire State Realty Trust, Inc	890,459
120,790		Equity Residential	6,477,968
80,404		Gaming and Leisure Properties, Inc	2,911,429
76,510		Healthcare Trust of America, Inc	2,112,441
250		Hudson Pacific Properties	5,893
162,344		Invitation Homes, Inc	4,841,098
19,570		Macerich Co	149,319
97,620		Medical Properties Trust, Inc	1,965,091
32,900		Mid-America Apartment Communities, Inc	3,921,351
57,930		Omega Healthcare Investors, Inc	1,875,773
75,300		Outfront Media, Inc	1,085,073
73,485		Prologis, Inc	7,746,789
36

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

18,560		Realty Income Corp	$1,114,528
11,903		Retail Properties of America, Inc	75,703
18,210		Rexford Industrial Realty, Inc	854,595
2,020		SBA Communications Corp	629,311
39,721		Spirit Realty Capital, Inc	1,368,786
152,832		STORE Capital Corp	3,620,590
12,103		Ventas, Inc	464,271
131,945		VICI Properties, Inc	2,864,526
23,249		Welltower, Inc	1,245,216
16,430		Weyerhaeuser Co	456,918
538		WP Carey, Inc	38,397
		TOTAL REAL ESTATE	62,131,145

RETAILING - 2.6%
9,590		Best Buy Co, Inc	955,068
4,100		Dick’s Sporting Goods, Inc	187,042
31,730	*	Dollar Tree, Inc	2,961,996
6,070	*	GrubHub, Inc	438,497
70,031		Home Depot, Inc	18,592,530
37,697	*	LKQ Corp	1,062,679
16,400		Ross Stores, Inc	1,470,588
56,756		Target Corp	7,144,445
5,790		Tiffany & Co	725,834
380	*,e	Wayfair, Inc	101,114
		TOTAL RETAILING	33,639,793

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
20,730	*	Advanced Micro Devices, Inc	1,605,124
15,760	*	Cirrus Logic, Inc	1,080,033
52,340		Entegris, Inc	3,763,769
468,976		Intel Corp	22,384,224
91,120		Marvell Technology Group Ltd	3,323,146
103,491		Maxim Integrated Products, Inc	7,046,702
19,600		Microchip Technology, Inc	1,993,908
15,040		MKS Instruments, Inc	1,916,698
12,378	*	Qorvo, Inc	1,586,241
9,793		Skyworks Solutions, Inc	1,425,665
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	46,125,510

SOFTWARE & SERVICES - 5.1%
22,440	*	2U, Inc	1,056,812
79,010		Amdocs Ltd	4,906,521
3,160	*	Autodesk, Inc	747,119
26,830	*	CACI International, Inc (Class A)	5,575,810
6,970	*	Ceridian HCM Holding, Inc	545,681
9,490		Citrix Systems, Inc	1,354,792
24,850		CoreLogic Inc	1,693,776
6,870	*	Crowdstrike Holdings, Inc	777,684
40,868		DXC Technology Co	731,946
15,458	*	Dynatrace, Inc	646,608
37,260	*	Euronet Worldwide, Inc	3,582,176
48,097		Fidelity National Information Services, Inc	7,037,072
9,370	*	FireEye, Inc	141,487
84,390	*	Fiserv, Inc	8,421,278
8,400		Global Payments, Inc	1,495,368
27,040		International Business Machines Corp	3,324,298
37

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,359		Jack Henry & Associates, Inc	$598,910
67,710		Leidos Holdings, Inc	6,443,284
34,774	*	Nuance Communications, Inc	951,069
10,680		Pegasystems, Inc	1,248,385
8,670		Sabre Corp	65,545
53,470		Science Applications International Corp	4,276,531
37,292		SS&C Technologies Holdings, Inc	2,144,290
12,810	*	Synopsys, Inc	2,552,008
650	*	Twilio, Inc	180,323
29,701	*	VeriSign, Inc	6,287,108
		TOTAL SOFTWARE & SERVICES	66,785,881

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
34,867	*	Arrow Electronics, Inc	2,497,174
55,960		Avnet, Inc	1,495,251
9,690	*	Ciena Corp	576,652
475,030		Cisco Systems, Inc	22,373,913
15,400	*	CommScope Holding Co, Inc	142,912
3,170		Dolby Laboratories, Inc (Class A)	220,632
58,020	*	EchoStar Corp (Class A)	1,583,946
14,894	*	F5 Networks, Inc	2,024,095
61,710		FLIR Systems, Inc	2,570,839
233,870		HP, Inc	4,111,435
28,450		Motorola Solutions, Inc	3,977,310
31,292		National Instruments Corp	1,110,866
45,690	*	Pure Storage, Inc	816,023
4,720	*	Viasat, Inc	179,171
31,507		Western Digital Corp	1,357,952
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	45,038,171

TELECOMMUNICATION SERVICES - 3.3%
446,962		AT&T, Inc	13,221,136
37,418	*	GCI Liberty, Inc	2,933,197
12,920	*	T-Mobile US, Inc	1,387,350
450,961		Verizon Communications, Inc	25,921,238
		TOTAL TELECOMMUNICATION SERVICES	43,462,921

TRANSPORTATION - 2.2%
33,548		Alaska Air Group, Inc	1,155,393
41,810	e	American Airlines Group, Inc	464,927
5,550		Copa Holdings S.A. (Class A)	229,992
47,710		CSX Corp	3,403,631
16,960		FedEx Corp	2,856,064
2,670		Kansas City Southern	458,839
39,749		Knight-Swift Transportation Holdings, Inc	1,728,684
31,431	*	Lyft, Inc (Class A)	918,728
71,820		Macquarie Infrastructure Co LLC	2,151,727
49,701		Norfolk Southern Corp	9,553,029
6,720		Schneider National, Inc	168,874
3,780		Southwest Airlines Co	116,764
59,353	*	Uber Technologies, Inc	1,796,022
13,110		Union Pacific Corp	2,272,619
22,230	*	XPO Logistics, Inc	1,667,695
		TOTAL TRANSPORTATION	28,942,988
38

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY			VALUE

UTILITIES - 6.2%
61,130		Alliant Energy Corp			$3,291,850
13,290		American Water Works Co, Inc			1,957,218
44,532		Centerpoint Energy, Inc			846,553
105,960		CMS Energy Corp			6,800,513
16,988		Dominion Energy, Inc			1,376,538
10,749		DTE Energy Co			1,242,907
9,795		Duke Energy Corp			830,028
67,969		Entergy Corp			7,145,581
127,823		Equitable Holdings, Inc			2,615,259
116,292		Evergy, Inc			7,539,210
79,712		Eversource Energy			7,179,660
220,571		Exelon Corp			8,516,246
198,920		FirstEnergy Corp			5,768,680
74,906		MDU Resources Group, Inc			1,571,528
34,042		NextEra Energy, Inc			9,555,589
163,292		NiSource, Inc			3,992,489
62,370		OGE Energy Corp			2,051,973
32,669		Pinnacle West Capital Corp			2,714,141
21,771		Public Service Enterprise Group, Inc			1,217,870
35,886		Sempra Energy			4,466,372
6,719		Southern Co			366,925
		TOTAL UTILITIES			81,047,130

		TOTAL COMMON STOCKS			1,312,787,550
		(Cost $1,095,671,173)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENT - 0.2%
$2,540,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	2,540,000
		TOTAL REPURCHASE AGREEMENT			2,540,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
5,559,367	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,559,367
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,559,367

		TOTAL SHORT-TERM INVESTMENTS			8,099,367
		(Cost $8,099,367)

		TOTAL INVESTMENTS - 100.4%			1,320,886,917
		(Cost $1,103,770,540)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(4,709,755)
		NET ASSETS - 100.0%			$1,316,177,162

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,398,550.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $2,540,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $2,590,855.
39

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
504,900	*	Adient plc	$8,401,536
60,200	*	Gentherm, Inc	2,333,954
855,600		Goodyear Tire & Rubber Co	7,708,956
96,000		Winnebago Industries, Inc	5,799,360
		TOTAL AUTOMOBILES & COMPONENTS	24,243,806

BANKS - 9.2%
66,900		Amalgamated Bank	772,695
242,800	*	Axos Financial, Inc	5,441,148
191,300		Bank of NT Butterfield & Son Ltd	4,979,539
44,660	*	BBX Capital Corp	621,667
315,600		Cathay General Bancorp	7,631,208
191,600		Central Pacific Financial Corp	2,981,296
164,823		ConnectOne Bancorp, Inc	2,272,909
248,500	*	Customers Bancorp, Inc	2,944,725
358,100		Essent Group Ltd	12,830,723
106,500		Federal Agricultural Mortgage Corp (Class C)	6,337,815
93,700		First Bancorp	1,935,842
206,200		First Financial Bancorp	2,869,273
417,166		First Horizon National Corp	3,867,129
89,900		First Merchants Corp	2,196,257
246,200		First Midwest Bancorp, Inc	2,987,637
230,700		Flagstar Bancorp, Inc	7,239,366
193,600		Glacier Bancorp, Inc	6,836,016
238,326		Great Western Bancorp, Inc	3,098,238
168,100		Heritage Commerce Corp	1,139,718
401,247		Hilltop Holdings, Inc	7,812,279
177,300		Horizon Bancorp	1,792,503
100,559		Independent Bank Corp	1,404,307
202,300		Independent Bank Group, Inc	8,887,039
1,338,900		Investors Bancorp, Inc	10,871,868
248,300		Kearny Financial Corp	1,996,332
160,000		Lakeland Bancorp, Inc	1,628,800
27,600		Lakeland Financial Corp	1,221,576
223,982		Meta Financial Group, Inc	4,179,504
448,800	*	Mr Cooper Group, Inc	7,328,904
226,500		National Bank Holdings Corp	6,292,170
244,900	*	NMI Holdings, Inc	3,800,848
228,100		OceanFirst Financial Corp	3,494,492
531,500		OFG Bancorp	6,952,020
305,300		Pacific Premier Bancorp, Inc	6,414,353
39,800		Peapack Gladstone Financial Corp	647,944
233,900		PennyMac Financial Services, Inc	11,288,014
198,380		Premier Financial Corp	3,507,359
49,405		QCR Holdings, Inc	1,476,221
832,400		Radian Group, Inc	12,419,408
438,300		Simmons First National Corp (Class A)	7,271,397
40

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

39,253		South State Corp	$1,870,798
376,400	*	The Bancorp, Inc	3,549,452
194,400	*	Tristate Capital Holdings, Inc	2,575,800
724,112		United Community Banks, Inc	12,983,328
159,700		Walker & Dunlop, Inc	8,050,477
		TOTAL BANKS	218,700,394

CAPITAL GOODS - 10.6%
278,904		Advanced Drainage Systems, Inc	13,666,296
66,959	*	Aerojet Rocketdyne Holdings, Inc	2,762,059
102,600	*	Aerovironment, Inc	7,854,030
90,900		Albany International Corp (Class A)	4,370,472
422,043	*	Atkore International Group, Inc	11,255,887
47,610	*	Axon Enterprise, Inc	3,957,819
167,900		AZZ, Inc	5,302,282
147,200	*	Bloom Energy Corp	1,789,952
413,183	*	BMC Stock Holdings, Inc	10,577,485
411,800	*	Builders FirstSource, Inc	9,755,542
89,400	*	Chart Industries, Inc	6,126,582
153,580		Columbus McKinnon Corp	5,088,105
426,400		Comfort Systems USA, Inc	21,196,344
71,379		CSW Industrials, Inc	4,767,403
236,266		EMCOR Group, Inc	16,184,221
140,465		EnPro Industries, Inc	6,704,394
422,296	*	Evoqua Water Technologies Corp	8,120,752
360,370		Federal Signal Corp	11,139,037
117,400	*	Foundation Building Materials, Inc	1,611,902
167,400	*	Gibraltar Industries, Inc	8,657,928
349,359	*	GMS, Inc	8,185,481
473,700	*	Great Lakes Dredge & Dock Corp	3,960,132
106,900		Insteel Industries, Inc	1,992,616
170,700	*,e	Mastec, Inc	6,790,446
30,885	*	Mercury Systems, Inc	2,391,426
282,410		Mueller Industries, Inc	7,896,184
258,979	*	Parsons Corp	9,020,239
632,500	*,e	Plug Power, Inc	4,876,575
42,500		Powell Industries, Inc	1,128,375
81,818	*	RBC Bearings, Inc	10,016,160
724,554		Rexnord Corp	20,990,329
267,600		Shyft Group, Inc	5,052,288
114,444	*	SPX Corp	4,806,648
101,615	*	Vectrus, Inc	4,470,044
		TOTAL CAPITAL GOODS	252,465,435

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
164,992	*	CBIZ, Inc	3,989,507
52,060		CRA International, Inc	2,174,546
123,695		Ennis, Inc	2,139,923
274,602		Exponent, Inc	23,083,044
89,300	*	Franklin Covey Co	1,615,437
393,800		Healthcare Services Group	10,313,622
132,400		Heidrick & Struggles International, Inc	2,678,452
87,500		HNI Corp	2,598,750
43,123		ICF International, Inc	2,915,546
94,570		Kforce, Inc	2,727,399
64,200		McGrath RentCorp	3,724,884
41

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

275,198	*	TriNet Group, Inc	$18,163,068
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	76,124,178

CONSUMER DURABLES & APPAREL - 4.5%
205,900	*	Century Communities, Inc	7,334,158
197,100	*	CROCS, Inc	7,083,774
62,600	*	Deckers Outdoor Corp	13,099,050
95,645	*	Installed Building Products, Inc	7,566,476
30,100		Johnson Outdoors, Inc	2,635,556
92,500		La-Z-Boy, Inc	2,632,550
253,200	*	Purple Innovation, Inc	6,170,484
256,462	*	Skyline Champion Corp	7,239,922
592,500	*	Sonos, Inc	9,480,000
74,000		Sturm Ruger & Co, Inc	6,021,380
312,900	*	Taylor Morrison Home Corp	7,337,505
543,700	*	TRI Pointe Homes, Inc	9,090,664
282,400	*,e	Turtle Beach Corp	5,179,216
336,200	*	YETI Holdings, Inc	16,436,818
		TOTAL CONSUMER DURABLES & APPAREL	107,307,553

CONSUMER SERVICES - 3.1%
331,400	*	Adtalem Global Education, Inc	11,380,276
119,100	*	American Public Education, Inc	3,467,001
14,700	*	Biglari Holdings, Inc (B Shares)	954,471
412,600		Bloomin’ Brands, Inc	4,753,152
141,500		Carriage Services, Inc	3,128,565
80,600	*	Chegg, Inc	6,526,182
192,400	*	Chuy’s Holdings, Inc	3,061,084
41,144		Collectors Universe	1,565,941
245,886	*	Denny’s Corp	2,184,697
179,600	*	GAN Ltd	3,475,260
222,200	*	K12, Inc	10,174,538
567,300	*	Laureate Education, Inc	7,193,364
377,500	*	Noodles & Co	2,623,625
520,319	*	Perdoceo Education Corp	7,492,593
215,100	*	WW International Inc	5,545,278
		TOTAL CONSUMER SERVICES	73,526,027

DIVERSIFIED FINANCIALS - 3.0%
346,600	*	Blucora, Inc	4,086,414
595,000		Brightsphere Investment Group, Inc	7,996,800
183,500	*	Cannae Holdings, Inc	6,914,280
784,300		Chimera Investment Corp	7,050,857
661,700		Colony Credit Real Estate, Inc	4,168,710
270,500	e	Cowen Group, Inc	4,455,135
352,800		Curo Group Holdings Corp	2,466,072
122,000	*,e	Encore Capital Group, Inc	4,456,660
236,633	*	Enova International, Inc	3,807,425
52,300		Hamilton Lane, Inc	3,778,152
76,500		Piper Jaffray Cos	4,736,115
157,800		Sculptor Capital Management, Inc	1,961,454
340,226		Stifel Financial Corp	16,494,156
		TOTAL DIVERSIFIED FINANCIALS	72,372,230
42

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 2.5%
1,103,100	*,e	Antero Resources Corp	$3,265,176
536,846		Berry Petroleum Co LLC	2,525,860
422,900		Brigham Minerals, Inc	4,685,732
258,512		Delek US Holdings, Inc	4,518,790
528,800	*	Green Plains Inc	6,837,384
1,757,200		Kosmos Energy Ltd	2,829,092
1,664,015	*	NexTier Oilfield Solutions, Inc	4,193,318
500,900	*	Oceaneering International, Inc	2,815,058
526,239	*	Par Pacific Holdings, Inc	3,899,431
766,500		Patterson-UTI Energy, Inc	2,970,188
298,000		PBF Energy, Inc	2,586,640
797,200	*	ProPetro Holding Corp	4,280,964
233,469	*	Renewable Energy Group, Inc	6,439,075
965,800	*	Southwestern Energy Co	2,346,894
184,200		World Fuel Services Corp	4,334,226
		TOTAL ENERGY	58,527,828

FOOD & STAPLES RETAILING - 0.6%
217,588		Andersons, Inc	3,094,101
129,838		Natural Grocers by Vitamin C	2,055,336
250,700	*	Performance Food Group Co	7,024,614
213,300	*,e	Rite Aid Corp	3,233,628
		TOTAL FOOD & STAPLES RETAILING	15,407,679

FOOD, BEVERAGE & TOBACCO - 1.8%
125,765	e	B&G Foods, Inc (Class A)	3,635,866
11,396	*,e	Boston Beer Co, Inc (Class A)	9,235,774
127,722		Calavo Growers, Inc	7,378,500
264,300	*,e	Celsius Holdings, Inc	3,877,281
478,823	*	Hostess Brands, Inc	6,071,476
23,207		Lancaster Colony Corp	3,680,398
428,239	*	Simply Good Foods Co	10,294,866
		TOTAL FOOD, BEVERAGE & TOBACCO	44,174,161

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
79,200	*	Addus HomeCare Corp	7,635,672
225,000	*	Angiodynamics, Inc	1,858,500
1,514,200	*	Brookdale Senior Living, Inc	4,194,334
225,000	*,e	Co-Diagnostics, Inc	5,400,000
162,200	e	Conmed Corp	13,387,988
288,100	*	Covetrus, Inc	6,384,296
64,900		Ensign Group, Inc	2,984,751
216,800	*	Evolent Health, Inc	2,525,720
137,614	*	HealthStream, Inc	3,021,315
451,538	*	HMS Holdings Corp	14,674,985
465,629	*	Inovalon Holdings, Inc	10,956,250
124,700	*	Integer Holding Corp	8,201,519
500,237	*	Lantheus Holdings, Inc	6,743,195
148,474	*	LivaNova plc	6,909,980
109,000	*	Magellan Health Services, Inc	8,084,530
395,065	*	Meridian Bioscience, Inc	9,675,142
122,298	*	Natus Medical, Inc	2,272,297
221,700	*	Orthofix Medical Inc	6,808,407
206,000	e	Patterson Cos, Inc	5,471,360
144,148	*	Pennant Group, Inc	3,612,349
792,900	*	R1 RCM, Inc	10,838,943
43

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

498,900	*	Select Medical Holdings Corp	$9,499,056
88,000	*	Tactile Systems Technology, Inc	3,606,240
33,046	*	Teladoc, Inc	7,852,721
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	162,599,550

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
294,500	*	BellRing Brands, Inc	5,851,715
457,200	*	elf Beauty, Inc	8,165,592
79,511	*,e	Lifevantage Corp	1,020,921
110,134		Reynolds Consumer Products Inc	3,751,164
52,900	*	USANA Health Sciences, Inc	4,294,422
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,083,814

INSURANCE - 1.9%
281,300		American Equity Investment Life Holding Co	7,159,085
165,658		Amerisafe, Inc	10,512,657
106,199	*,e	Benefytt Technologies, Inc	3,283,673
132,460		Heritage Insurance Holdings, Inc	1,572,300
107,418		James River Group Holdings Ltd	4,975,602
230,655		National General Holdings Corp	7,839,963
483,951	*	Third Point Reinsurance Ltd	3,769,978
96,960		United Insurance Holdings Corp	717,504
260,276		Universal Insurance Holdings, Inc	4,557,433
		TOTAL INSURANCE	44,388,195

MATERIALS - 4.9%
453,200		Avient Corp	10,831,480
70,400		Balchem Corp	7,058,304
354,700		Boise Cascade Co	16,525,473
778,700		Commercial Metals Co	16,103,516
673,900	*,†	Ferroglobe plc	0
62,100		Innospec, Inc	4,668,057
76,200	*	Koppers Holdings, Inc	1,917,954
169,400		Materion Corp	9,726,948
180,614		Myers Industries, Inc	2,720,047
52,634		Olympic Steel, Inc	556,868
218,200		PH Glatfelter Co	3,475,926
199,015		Schnitzer Steel Industries, Inc (Class A)	3,661,876
179,300		Sensient Technologies Corp	9,361,253
105,800		Stepan Co	11,553,360
647,400	*	Summit Materials, Inc	9,529,728
297,300	e	Trinseo S.A.	6,451,410
135,892	*	US Concrete, Inc	3,372,839
		TOTAL MATERIALS	117,515,039

MEDIA & ENTERTAINMENT - 0.9%
842	*	Black Diamond Therapeutics, Inc	23,424
222,300	*	Liberty Braves Group (Class C)	4,145,895
202,800	*	TechTarget, Inc	7,359,612
694,300		TEGNA, Inc	8,178,854
171,900	*	WideOpenWest, Inc	938,574
		TOTAL MEDIA & ENTERTAINMENT	20,646,359

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.5%
81,556	*	Acadia Pharmaceuticals, Inc	3,390,283
439,100	*,e	Affimed NV	1,550,023
44

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

522,993	*	Akebia Therapeutics, Inc	$5,841,832
103,200	*	Allogene Therapeutics, Inc	3,784,344
786,887	*	Amicus Therapeutics, Inc	11,370,517
79,400	*	Arcus Biosciences, Inc	1,562,592
5,333	*,e	Arcutis Biotherapeutics, Inc	142,391
128,611	*	Arena Pharmaceuticals, Inc	7,895,429
239,282	*	Arrowhead Pharmaceuticals Inc	10,305,876
154,245	*	Arvinas, Inc	4,858,717
169,463	*	Assembly Biosciences, Inc	3,762,079
61,200	*	Axsome Therapeutics, Inc	4,365,396
5,332	*,e	Beam Therapeutics, Inc	103,121
1,030,910	*	BioDelivery Sciences International, Inc	4,319,513
64,000	*	Biohaven Pharmaceutical Holding Co Ltd	4,098,560
39,713	*	Bioxcel Therapeutics Inc	1,801,382
87,000	*	Blueprint Medicines Corp	6,366,660
325,900	*,e	Cara Therapeutics, Inc	5,357,796
197,822	*	CareDx, Inc	6,597,364
147,003	*	ChemoCentryx, Inc	7,748,528
148,854	*	Chiasma, Inc	650,492
203,939	*	Concert Pharmaceuticals, Inc	1,890,514
541,400	*,e	Corbus Pharmaceuticals Holdings, Inc	3,394,578
401,217	*	CytomX Therapeutics, Inc	2,812,531
126,600	*	Fate Therapeutics, Inc	3,958,782
734,726	*	Fluidigm Corp	5,172,471
164,400	*	G1 Therapeutics, Inc	2,411,748
363,800	*,e	Heron Therapeutics, Inc	5,926,302
176,700	*	Immunovant, Inc	3,995,187
238,600	*,e	Inovio Pharmaceuticals, Inc	4,638,384
144,756	*,e	Intellia Therapeutics, Inc	2,578,104
360,287	*	Intersect ENT, Inc	6,193,334
180,744	*	Intra-Cellular Therapies, Inc	3,583,250
116,635	*,e	Invitae Corp	3,405,742
127,235	*	Iovance Biotherapeutics, Inc	3,698,721
610,898	*	Ironwood Pharmaceuticals, Inc	5,601,935
646,841	*	Kadmon Holdings, Inc	2,367,438
278,700	*	Karyopharm Therapeutics, Inc	4,473,135
212,738	*	Kiniksa Pharmaceuticals Ltd	4,152,646
325,352	*	Kura Oncology, Inc	5,348,787
229,289	*	MacroGenics, Inc	5,823,941
913,374	*	MEI Pharma, Inc	2,534,613
233,700	*	Mersana Therapeutics, Inc	4,645,956
184,025	*	Momenta Pharmaceuticals, Inc	5,426,897
182,211	*	NanoString Technologies, Inc	6,579,639
260,294	*	Natera, Inc	12,499,318
157,600	*,e	Neoleukin Therapeutics, Inc	1,525,568
107,300	*,e	Novavax, Inc	15,354,630
303,100	*,e	Omeros Corp	3,888,773
1,632	*	Passage Bio, Inc	25,524
230,944		Phibro Animal Health Corp	5,356,746
129,928	*	Quanterix Corp	4,197,974
31,523	*	Reata Pharmaceuticals, Inc	4,655,947
130,574	*	Replimune Group, Inc	2,607,563
433,266	*	Retrophin, Inc	8,613,328
2,444	*	REVOLUTION Medicines, Inc	58,949
189,926	*	Rocket Pharmaceuticals, Inc	4,468,959
265,900	*	Sangamo Therapeutics Inc	2,879,697
45

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,332	*,e	Schrodinger, Inc	$385,930
389,800	*,e	Sorrento Therapeutics, Inc	3,477,016
255,000	*	Translate Bio, Inc	3,873,450
148,266	*	Twist Bioscience Corp	8,308,827
77,200	*	Ultragenyx Pharmaceutical, Inc	6,033,952
60,043	*,e	UroGen Pharma Ltd	1,326,350
75,800	*,e	Vir Biotechnology, Inc	3,620,208
266,906	*	Voyager Therapeutics, Inc	2,954,649
280,500	*	Zogenix, Inc	6,673,095
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	299,273,983

REAL ESTATE - 6.8%
230,000		Acadia Realty Trust	2,769,200
262,600		American Assets Trust, Inc	7,090,200
371,700		Armada Hoffler Properties, Inc	3,583,188
229,359		Bluerock Residential Growth REIT, Inc	1,660,559
1,973,900		Colony Capital, Inc	3,789,888
1,477,000		Diversified Healthcare Trust	5,752,915
181,200		EastGroup Properties, Inc	24,037,992
173,442		First Industrial Realty Trust, Inc	7,617,573
809,000		Geo Group, Inc	8,599,670
449,100		Global Net Lease, Inc	7,477,515
351,500		Independence Realty Trust, Inc	4,042,250
428,500		National Storage Affiliates Trust	13,206,370
605,448		Newmark Group, Inc	2,464,173
112,300		Office Properties Income Trust	2,824,345
627,000		Piedmont Office Realty Trust, Inc	10,163,670
143,328		PS Business Parks, Inc	19,772,098
49,000		QTS Realty Trust, Inc	3,525,550
643,500		Retail Properties of America, Inc	4,092,660
119,200		RMR Group, Inc	3,428,192
127,699		Saul Centers, Inc	3,921,636
505,100		STAG Industrial, Inc	16,466,260
355,100		Summit Hotel Properties, Inc	1,839,418
422,200		Uniti Group, Inc	4,179,780
		TOTAL REAL ESTATE	162,305,102

RETAILING - 5.2%
342,948	*	1-800-FLOWERS.COM, Inc (Class A)	9,688,281
136,696		Aaron’s, Inc	7,132,797
68,500	*	Asbury Automotive Group, Inc	6,860,275
445,000	e	Bed Bath & Beyond, Inc	4,814,900
566,751	*	BJ’s Wholesale Club Holdings, Inc	22,698,378
486,600	*,e	Conn’s, Inc	4,846,536
336,900	*,e	Hibbett Sports, Inc	7,812,711
180,600	*,e	Lands’ End, Inc	1,556,772
21,900	*	Murphy USA, Inc	2,899,779
592,300		Rent-A-Center, Inc	17,129,316
66,100	e	Shoe Carnival, Inc	1,622,755
259,700	*	Sleep Number Corp	12,076,050
393,500	*	Sportsman’s Warehouse Holdings, Inc	6,331,415
50,788	*	Stamps.com, Inc	13,219,101
213,000	*	Zumiez, Inc	4,920,300
		TOTAL RETAILING	123,609,366
46

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
221,194	*	Axcelis Technologies, Inc	$6,507,528
123,931		Brooks Automation, Inc	6,748,043
475,562	*	Formfactor, Inc	13,715,208
61,661	*	Inphi Corp	8,056,626
380,047	*	Lattice Semiconductor Corp	11,815,661
174,700	*	MaxLinear, Inc	4,428,645
459,757	*	NeoPhotonics Corp Ltd	4,188,386
17,856		NVE Corp	968,510
157,638	*	PDF Solutions, Inc	3,874,742
1,044,545	*	Rambus, Inc	15,417,484
44,200	*	Silicon Laboratories, Inc	4,442,542
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	80,163,375

SOFTWARE & SERVICES - 8.4%
253,300	*	ACI Worldwide, Inc	6,785,907
202,100	*	Benefitfocus, Inc	2,366,591
574,000	*	Box, Inc	10,303,300
818,800	*	Cloudera, Inc	9,227,876
226,646	*	Commvault Systems, Inc	9,990,556
1,014,200	*	Digital Turbine, Inc	14,077,096
133,638	*	Envestnet, Inc	10,851,405
43,941	*,e	Everbridge, Inc	6,274,775
118,100		EVERTEC, Inc	3,667,005
667,200	*	Limelight Networks, Inc	4,183,344
208,424		Mantech International Corp (Class A)	14,502,142
128,545		NIC, Inc	2,817,706
715,463		Perspecta, Inc	15,310,908
272,945		Progress Software Corp	9,514,863
64,024	*	Rapid7, Inc	3,813,910
62,566		Science Applications International Corp	5,004,029
98,471	*,e	SecureWorks Corp	1,177,713
101,300	*,e	Sprout Social, Inc	2,926,557
248,390	*	SPS Commerce, Inc	18,671,476
321,099	*	Tenable Holdings, Inc	10,894,889
198,638	*	Upland Software, Inc	6,837,120
515,500	*	Upwork, Inc	7,742,810
219,500	*	Verint Systems, Inc	9,853,355
246,400	*	Workiva, Inc	13,773,760
		TOTAL SOFTWARE & SERVICES	200,569,093

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
66,089	*	ePlus, Inc	4,926,274
537,100	*	Extreme Networks, Inc	2,443,805
284,685	*	Fitbit, Inc	1,861,840
235,200	*	Insight Enterprises, Inc	11,722,368
59,184	*	Lumentum Holdings, Inc	5,494,051
123,483	*	OSI Systems, Inc	8,762,354
241,600	e	Plantronics, Inc	4,829,584
291,316	*	Ribbon Communications, Inc	1,281,790
474,801	*	Sanmina Corp	14,092,094
339,201	*	TTM Technologies, Inc	4,175,564
674,809	*	Viavi Solutions, Inc	9,332,608
49,539	*	Vishay Precision Group, Inc	1,260,768
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	70,183,100
47

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY			VALUE

TELECOMMUNICATION SERVICES - 0.9%
37,600	*	Anterix, Inc			$1,638,608
336,513	*	Boingo Wireless, Inc			4,862,613
29,131		Cogent Communications Group, Inc			2,624,994
311,236	*	Liberty Latin America Ltd (Class A)			3,199,506
113,482		Spok Holdings, Inc			1,137,090
690,956	*	Vonage Holdings Corp			8,256,924
		TOTAL TELECOMMUNICATION SERVICES			21,719,735

TRANSPORTATION - 1.8%
163,432		ArcBest Corp			4,966,699
265,900	*,e	Avis Budget Group, Inc			6,886,810
129,896		Forward Air Corp			6,753,293
403,857		Heartland Express, Inc			8,192,239
251,749	*	Hub Group, Inc (Class A)			13,317,522
70,358		Marten Transport Ltd			1,872,930
194,464	*	Radiant Logistics, Inc			826,472
		TOTAL TRANSPORTATION			42,815,965

UTILITIES - 3.0%
372,796		Avista Corp			13,841,915
112,628		Black Hills Corp			6,516,656
220,325		Clearway Energy, Inc (Class A)			5,047,646
195,951		NorthWestern Corp			11,024,203
367,239	d	Portland General Electric Co			16,206,257
134,135		South Jersey Industries, Inc			3,129,370
94,677		Southwest Gas Holdings Inc			6,593,306
136,133		Spire, Inc			8,393,961
		TOTAL UTILITIES			70,753,314

		TOTAL COMMON STOCKS			2,382,475,281
		(Cost $2,264,406,528)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.7%

REPURCHASE AGREEMENT - 0.2%
$5,425,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	5,425,000
		TOTAL REPURCHASE AGREEMENT			5,425,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.5%
83,947,081	c	State Street Navigator Securities Lending Government Money Market Portfolio			83,947,081
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			83,947,081

		TOTAL SHORT-TERM INVESTMENTS			89,372,081
		(Cost $89,372,081)

		TOTAL INVESTMENTS - 103.6%			2,471,847,362
		(Cost $2,353,778,609)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%			(86,128,597)
		NET ASSETS - 100.0%			$2,385,718,765
48

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $93,152,818.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $5,425,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $5,533,568.

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	40	09/18/20	$2,742,008	$2,955,600	$213,592
49

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
94,191	*	Adient plc	$1,567,338
72,100		Harley-Davidson, Inc	1,876,763
65,965	*	Stoneridge, Inc	1,366,795
13,490		Thor Industries, Inc	1,537,725
		TOTAL AUTOMOBILES & COMPONENTS	6,348,621

BANKS - 6.0%
60,129		Bank of NT Butterfield & Son Ltd	1,565,158
80,255		BankUnited	1,616,336
49,393		Berkshire Hills Bancorp, Inc	491,954
54,931		Cathay General Bancorp	1,328,232
79,205		Central Pacific Financial Corp	1,232,430
29,853		ConnectOne Bancorp, Inc	411,673
53,208		Essent Group Ltd	1,906,443
368,962		First Bancorp	2,007,153
2,530		First Citizens Bancshares, Inc (Class A)	1,077,451
98,719		First Hawaiian, Inc	1,715,736
38,411		Flagstar Bancorp, Inc	1,205,337
63,675		Great Western Bancorp, Inc	827,775
75,569		Hilltop Holdings, Inc	1,471,328
169,235		MGIC Investment Corp	1,399,573
73,898		National Bank Holdings Corp	2,052,886
75,849	*	NMI Holdings, Inc	1,177,177
87,510		OFG Bancorp	1,144,631
76,349		PacWest Bancorp	1,395,278
47,436		Popular, Inc	1,760,350
36,012		Prosperity Bancshares, Inc	2,000,827
79,142		Radian Group, Inc	1,180,799
86,438		TFS Financial Corp	1,251,622
62,956	*	The Bancorp, Inc	593,675
55,544		Washington Federal, Inc	1,296,397
26,940		Westamerica Bancorporation	1,626,098
61,155		WSFS Financial Corp	1,744,752
82,950		Zions Bancorporation	2,693,387
		TOTAL BANKS	38,174,458

CAPITAL GOODS - 10.7%
56,272		Advanced Drainage Systems, Inc	2,757,328
62,996	*	Aecom Technology Corp	2,279,825
41,036		Allison Transmission Holdings, Inc	1,533,105
92,778	*	Atkore International Group, Inc	2,474,389
12,580	*	Axon Enterprise, Inc	1,045,775
43,459		AZZ, Inc	1,372,435
190,817	*	Bloom Energy Corp	2,320,335
99,237	*	BMC Stock Holdings, Inc	2,540,467
136,892	*	Builders FirstSource, Inc	3,242,971
33,650		BWX Technologies, Inc	1,834,598
50

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

16,591		Carlisle Cos, Inc	$1,975,656
33,742		Comfort Systems USA, Inc	1,677,315
20,741		Curtiss-Wright Corp	1,848,438
49,341		EMCOR Group, Inc	3,379,859
25,325		EnPro Industries, Inc	1,208,762
94,396	*	Evoqua Water Technologies Corp	1,815,235
52,805		Federal Signal Corp	1,632,203
56,986		Flowserve Corp	1,588,200
79,614	*	Foundation Building Materials, Inc	1,093,100
22,937	*	Gibraltar Industries, Inc	1,186,302
59,030	*	GMS, Inc	1,383,073
23,397		Graco, Inc	1,245,656
121,625	*	Harsco Corp	1,941,135
85,780		Howmet Aerospace, Inc	1,267,828
65,545		ITT, Inc	3,783,913
24,846		Jacobs Engineering Group, Inc	2,120,606
208,523	*	MRC Global, Inc	1,240,712
25,094		MSC Industrial Direct Co (Class A)	1,656,455
37,610	*	MYR Group, Inc	1,379,159
50,100	*	Navistar International Corp	1,604,703
120,560	*	NOW, Inc	950,013
50,742		Primoris Services Corp	813,394
35,689		Quanta Services, Inc	1,426,489
14,230	*	RBC Bearings, Inc	1,742,037
75,164		Rexnord Corp	2,177,501
14,926		Simpson Manufacturing Co, Inc	1,441,255
41,660	*	SPX Corp	1,749,720
33,772	*	Vectrus, Inc	1,485,630
		TOTAL CAPITAL GOODS	68,215,577

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
43,174		ABM Industries, Inc	1,549,946
34,129		Insperity, Inc	2,281,865
69,520		Kforce, Inc	2,004,957
26,340		Kimball International, Inc (Class B)	288,160
25,900		Manpower, Inc	1,781,661
35,371	*	SP Plus Corp	562,045
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,468,634

CONSUMER DURABLES & APPAREL - 4.9%
8,850	*	Cavco Industries, Inc	1,772,921
51,617	*	CROCS, Inc	1,855,115
43,921	*	Malibu Boats, Inc	2,581,676
112,600	*	Nautilus, Inc	1,174,418
156,841		Newell Brands Inc	2,572,192
713	*	NVR, Inc	2,802,197
78,435		Pulte Homes, Inc	3,419,766
68,450	*	Purple Innovation, Inc	1,668,127
95,668	*	Skyline Champion Corp	2,700,708
106,420	*	Sonos, Inc	1,702,720
72,983		Steven Madden Ltd	1,545,780
25,515	*	Tempur Sealy International, Inc	2,065,439
18,671	*	TopBuild Corp	2,463,078
55,220	*	YETI Holdings, Inc	2,699,706
		TOTAL CONSUMER DURABLES & APPAREL	31,023,843
51

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.9%
96,764		ARAMARK Holdings Corp	$2,043,656
64,450		Boyd Gaming Corp	1,525,531
34,180	*,e	Caesars Entertainment, Inc	1,061,289
116,600	*	Denny’s Corp	1,035,991
40,699		Dunkin Brands Group, Inc	2,797,242
41,032	*	frontdoor, Inc	1,723,139
94,610		H&R Block, Inc	1,371,845
75,625	*	Perdoceo Education Corp	1,089,000
55,374	*	ServiceMaster Global Holdings, Inc	2,264,243
15,175		Strategic Education, Inc	1,915,237
15,870		Twin River Worldwide Holdings Inc	342,157
53,200	*	WW International Inc	1,371,496
		TOTAL CONSUMER SERVICES	18,540,826

DIVERSIFIED FINANCIALS - 4.9%
72,839		Artisan Partners Asset Management, Inc	2,638,957
125,444		Brightsphere Investment Group, Inc	1,685,967
79,772	*	Cannae Holdings, Inc	3,005,809
29,048		Cohen & Steers, Inc	1,748,109
77,016		Federated Investors, Inc (Class B)	2,030,142
61,293		LPL Financial Holdings, Inc	4,843,373
3,421		MarketAxess Holdings, Inc	1,767,631
13,956		Morningstar, Inc	2,345,166
57,253		OneMain Holdings, Inc	1,643,161
136,730		Starwood Property Trust, Inc	2,044,113
29,831	*	StoneX Group, Inc	1,565,531
24,000	e	Vanguard Small-Cap ETF	3,658,080
80,996		Virtu Financial, Inc	2,008,701
		TOTAL DIVERSIFIED FINANCIALS	30,984,740

ENERGY - 2.8%
100,000		Apache Corp	1,535,000
124,350	*	ChampionX Corp	1,182,569
45,474		Cimarex Energy Co	1,112,294
445,094	*	Clean Energy Fuels Corp	1,059,324
134,000		Devon Energy Corp	1,405,660
86,510	*	Green Plains Inc	1,118,574
149,510	*	Magnolia Oil & Gas Corp	894,070
262,080		Marathon Oil Corp	1,438,819
275,049	*	NexTier Oilfield Solutions, Inc	693,123
130,519		Parsley Energy, Inc	1,433,099
328,620		Patterson-UTI Energy, Inc	1,273,403
59,171	*	Renewable Energy Group, Inc	1,631,936
86,780		Targa Resources Investments, Inc	1,586,338
56,174		World Fuel Services Corp	1,321,774
		TOTAL ENERGY	17,685,983

FOOD & STAPLES RETAILING - 1.1%
71,483		Andersons, Inc	1,016,488
79,200	*	Rite Aid Corp	1,200,672
96,520		SpartanNash Co	2,029,333
123,284	*	United Natural Foods, Inc	2,447,188
		TOTAL FOOD & STAPLES RETAILING	6,693,681
52

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.8%
56,943		Bunge Ltd	$2,473,604
21,683	*	Freshpet, Inc	2,082,652
120,293	*	Hostess Brands, Inc	1,525,315
30,917		Ingredion, Inc	2,674,321
45,490		Lamb Weston Holdings, Inc	2,733,039
		TOTAL FOOD, BEVERAGE & TOBACCO	11,488,931

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
5,694	*	DexCom, Inc	2,479,965
55,350		Encompass Health Corp	3,768,228
35,081		Hill-Rom Holdings, Inc	3,410,575
20,385	*	Magellan Health Services, Inc	1,511,955
24,680	*	Molina Healthcare, Inc	4,558,396
20,787	*	Nevro Corp	2,763,839
24,900	*,e	Ontrak, Inc	952,674
42,408	*	Orthofix Medical Inc	1,302,350
33,917		Patterson Cos, Inc	900,835
31,171	*	Providence Service Corp	2,525,163
139,100	*	R1 RCM, Inc	1,901,497
94,276	*	Select Medical Holdings Corp	1,795,015
26,981	*	Silk Road Medical Inc	1,253,537
17,434	*	Tandem Diabetes Care, Inc	1,821,156
8,516	*	Teladoc, Inc	2,023,657
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,968,842

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
92,514	*	elf Beauty, Inc	1,652,300
17,654		Medifast, Inc	2,950,513
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,602,813

INSURANCE - 2.4%
39,081		American Financial Group, Inc	2,374,952
62,064		Assured Guaranty Ltd	1,354,857
33,680		First American Financial Corp	1,718,017
25,082		Kemper Corp	1,969,439
19,916		Mercury General Corp	854,596
33,501		ProAssurance Corp	492,465
30,967		Selective Insurance Group, Inc	1,682,747
44,670		W.R. Berkley Corp	2,758,372
2,409		White Mountains Insurance Group Ltd	2,120,233
		TOTAL INSURANCE	15,325,678

MATERIALS - 6.5%
19,772		Avery Dennison Corp	2,240,958
51,092		Avient Corp	1,221,099
99,150	*	Axalta Coating Systems Ltd	2,201,130
61,147		Boise Cascade Co	2,848,839
62,786		CF Industries Holdings, Inc	1,967,085
66,233		Commercial Metals Co	1,369,698
139,965	*	Element Solutions, Inc	1,520,020
158,274		Graphic Packaging Holding Co	2,206,340
293,635		Hecla Mining Co	1,620,865
16,579		Innospec, Inc	1,246,243
53

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

55,900		Louisiana-Pacific Corp	$1,770,353
29,397		Materion Corp	1,687,976
29,444		Reliance Steel & Aluminum Co	2,893,167
16,186		Royal Gold, Inc	2,264,907
20,133		Scotts Miracle-Gro Co (Class A)	3,192,490
31,550		Sensient Technologies Corp	1,647,226
79,957		Silgan Holdings, Inc	3,058,355
97,554	*	Summit Materials, Inc	1,435,995
88,141		UFP Industries, Inc	5,131,569
		TOTAL MATERIALS	41,524,315

MEDIA & ENTERTAINMENT - 1.3%
35,224	*	EverQuote Inc	1,917,947
119,690	*	iHeartMedia, Inc	1,000,608
76,704	*	Liberty Media Group (Class C)	2,718,390
151,545	*	Magnite, Inc	910,028
25,340	*	Zillow Group, Inc (Class C)	1,733,002
		TOTAL MEDIA & ENTERTAINMENT	8,279,975

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
59,826	*	Acadia Pharmaceuticals, Inc	2,486,967
41,300	*,e	Accelerate Diagnostics, Inc	600,089
15,040	*	Acceleron Pharma, Inc	1,491,517
27,648	*	Agios Pharmaceuticals, Inc	1,253,007
210,187	*	Akebia Therapeutics, Inc	2,347,789
83,342	*	Alkermes plc	1,500,989
167,257	*	Amicus Therapeutics, Inc	2,416,864
28,876	*	Bluebird Bio, Inc	1,752,773
18,342	*	Charles River Laboratories International, Inc	3,649,875
17,800	*	ChemoCentryx, Inc	938,238
86,010	*	Exelixis, Inc	1,985,971
67,227	*,e	Flexion Therapeutics, Inc	912,270
126,631	*	Halozyme Therapeutics, Inc	3,443,097
93,973	*	Horizon Therapeutics Plc	5,750,208
53,741	*	Immunomedics, Inc	2,269,482
48,400	*,e	Inovio Pharmaceuticals, Inc	940,896
32,900	*	Intellia Therapeutics, Inc	585,949
19,605	*	Jazz Pharmaceuticals plc	2,122,241
63,530	*	Kura Oncology, Inc	1,044,433
41,186	*	Natera, Inc	1,977,752
23,706	*	Neurocrine Biosciences, Inc	2,853,254
36,168	*,e	Novavax, Inc	5,175,641
44,134		Perrigo Co plc	2,339,985
37,428		Phibro Animal Health Corp	868,143
26,731	*	PRA Health Sciences, Inc	2,848,455
63,579	*	Radius Health, Inc	797,916
6,334	*	Reata Pharmaceuticals, Inc	935,532
31,100	*	Retrophin, Inc	618,268
20,846	*	Sarepta Therapeutics, Inc	3,200,278
7,205	*	Seattle Genetics, Inc	1,197,975
21,825	*	United Therapeutics Corp	2,432,833
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,738,687
54

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 8.3%
17,974		Agree Realty Corp	$1,203,719
109,171		Alexander & Baldwin, Inc	1,290,401
58,487		American Campus Communities, Inc	2,084,477
144,054		Brixmor Property Group, Inc	1,658,062
43,073		Camden Property Trust	3,911,459
58,800		CareTrust REIT, Inc	1,059,576
112,366		Columbia Property Trust, Inc	1,343,897
259,430		Diversified Healthcare Trust	1,010,480
74,538		Douglas Emmett, Inc	2,172,037
56,083		Equity Commonwealth	1,770,540
60,156		Equity Lifestyle Properties, Inc	4,109,858
49,689		First Industrial Realty Trust, Inc	2,182,341
118,790		Front Yard Residential Corp	1,029,909
51,643		Gaming and Leisure Properties, Inc	1,869,993
46,438		Getty Realty Corp	1,375,958
45,922		Healthcare Realty Trust, Inc	1,345,515
78,939		Hudson Pacific Properties	1,860,592
87,466		Kennedy-Wilson Holdings, Inc	1,297,996
24,946		Life Storage, Inc	2,447,951
56,700		National Retail Properties, Inc	2,010,015
42,023		NexPoint Residential Trust, Inc	1,606,539
84,800		Omega Healthcare Investors, Inc	2,745,824
162,850		Paramount Group, Inc	1,161,121
93,070		Park Hotels & Resorts, Inc	769,689
83,060		Physicians Realty Trust	1,498,402
8,752		PS Business Parks, Inc	1,207,339
14,308		RMR Group, Inc	411,498
68,495		STAG Industrial, Inc	2,232,937
121,520		VICI Properties, Inc	2,638,199
75,022		Weingarten Realty Investors	1,279,875
		TOTAL REAL ESTATE	52,586,199

RETAILING - 4.0%
35,381	*	Autonation, Inc	1,816,461
98,990		Bed Bath & Beyond, Inc	1,071,072
78,860	e	Camping World Holdings, Inc	2,887,853
70,799		Core-Mark Holding Co, Inc	1,877,590
23,700	*	Etsy, Inc	2,805,606
217,640	*,e	GameStop Corp (Class A)	872,736
22,790	*	GrubHub, Inc	1,646,350
80,230	*	Hudson Ltd	351,407
45,677	*	National Vision Holdings, Inc	1,461,207
12,980		Pool Corp	4,110,766
8,490	*	RH	2,440,281
47,125		Sonic Automotive, Inc (Class A)	1,796,405
257,800	*,e	Waitr Holdings Inc	1,376,652
52,772	*	Zumiez, Inc	1,219,033
		TOTAL RETAILING	25,733,419

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
164,984	*	Amkor Technology, Inc	2,242,958
46,843		Brooks Automation, Inc	2,550,602
19,895	*	Enphase Energy, Inc	1,200,862
55

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

58,967	*	Formfactor, Inc	$1,700,608
35,795	*,e	Impinj, Inc	844,762
82,276	*	Lattice Semiconductor Corp	2,557,961
67,343		Marvell Technology Group Ltd	2,455,999
291,638	*	NeoPhotonics Corp Ltd	2,656,822
62,969		Teradyne, Inc	5,601,722
16,896		Universal Display Corp	2,947,507
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	24,759,803

SOFTWARE & SERVICES - 11.2%
31,823		Amdocs Ltd	1,976,208
25,537	*	Avalara, Inc	3,433,450
30,698	*	Black Knight, Inc	2,299,894
46,839		Booz Allen Hamilton Holding Co	3,829,557
12,639	*	CACI International, Inc (Class A)	2,626,637
82,490	*	Cloudera, Inc	929,662
43,456		CoreLogic Inc	2,961,961
30,191	*	Cornerstone OnDemand, Inc	1,072,082
11,404	*	DocuSign, Inc	2,472,729
57,720	*	Domo, Inc	1,857,430
66,603	*	Dynatrace, Inc	2,786,004
27,555	*	Elastic NV	2,650,515
50,751		EVERTEC, Inc	1,575,819
34,631	*	Five9, Inc	4,184,117
74,490		Genpact Ltd	2,966,192
8,660	*	Globant S.A.	1,497,660
215,114	*	Limelight Networks, Inc	1,348,765
16,409		Mantech International Corp (Class A)	1,141,738
22,241	*	Model N, Inc	855,389
124,070	*	Nuance Communications, Inc	3,393,315
74,475	*,e	Nutanix, Inc	1,652,600
19,129	*	Paylocity Holding Corp	2,547,983
39,561		Pegasystems, Inc	4,624,285
121,299		Perspecta, Inc	2,595,799
58,001		Progress Software Corp	2,021,915
33,537	*	RealPage, Inc	2,113,166
42,873	*	SPS Commerce, Inc	3,222,763
84,696	*	SVMK, Inc	2,031,010
105,470		Switch, Inc	1,897,405
29,752	*	Zendesk, Inc	2,711,895
		TOTAL SOFTWARE & SERVICES	71,277,945

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
42,225	*	Arrow Electronics, Inc	3,024,154
73,445		Avnet, Inc	1,962,450
65,094	*	Ciena Corp	3,873,744
13,920	*	ePlus, Inc	1,037,597
31,890	*	Insight Enterprises, Inc	1,589,398
24,723	*	Itron, Inc	1,719,732
60,396		Jabil Inc	2,105,405
88,843	*	Knowles Corp	1,355,744
67,681		National Instruments Corp	2,402,676
69,112	*	Sanmina Corp	2,051,244
21,811		Synnex Corp	2,720,704
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	23,842,848
56

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY			VALUE

TELECOMMUNICATION SERVICES - 0.6%
35,593	*	GCI Liberty, Inc			$2,790,135
118,413	*	Liberty Latin America Ltd (Class A)			1,217,286
		TOTAL TELECOMMUNICATION SERVICES			4,007,421

TRANSPORTATION - 2.4%
59,762		Alaska Air Group, Inc			2,058,203
58,031	*	Echo Global Logistics, Inc			1,454,547
24,816		Forward Air Corp			1,290,184
75,125	*	Hub Group, Inc (Class A)			3,974,112
27,824		Landstar System, Inc			3,388,407
69,360		Marten Transport Ltd			1,846,363
23,300		Werner Enterprises, Inc			1,024,851
		TOTAL TRANSPORTATION			15,036,667

UTILITIES - 2.5%
75,134		Clearway Energy, Inc (Class A)			1,721,320
94,196		MDU Resources Group, Inc			1,976,232
108,256		NRG Energy, Inc			3,660,136
26,790		ONE Gas, Inc			2,028,003
50,455		Portland General Electric Co			2,226,579
58,109	†	TerraForm Power, Inc			1,124,409
183,217		Vistra Energy Corp			3,418,829
		TOTAL UTILITIES			16,155,508

		TOTAL COMMON STOCKS			636,465,414
		(Cost $573,629,779)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENT - 0.5%
$2,965,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	2,965,000
		TOTAL REPURCHASE AGREEMENT			2,965,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
11,217,575	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,217,575
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,217,575

		TOTAL SHORT-TERM INVESTMENTS			14,182,575
		(Cost $14,182,575)

		TOTAL INVESTMENTS - 102.1%			650,647,989
		(Cost $587,812,354)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(13,544,629)
		NET ASSETS - 100.0%			$637,103,360
57

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,948,175.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $2,965,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $3,024,337.
58

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.2%
55,976		Aptiv plc	$4,352,134
12,746		BorgWarner, Inc	466,504
86,264	*	Tenneco, Inc	639,216
40,099	*	Tesla, Inc	57,372,045
		TOTAL AUTOMOBILES & COMPONENTS	62,829,899

BANKS - 2.3%
1,694		Ameris Bancorp	39,089
26,689		Associated Banc-Corp	342,687
47,422		Bank OZK	1,140,499
3,518		Banner Corp	124,643
47,884		Berkshire Hills Bancorp, Inc	476,925
6,267		Brookline Bancorp, Inc	60,132
8,221		Bryn Mawr Bank Corp	214,075
1,799		Cadence BanCorp	14,050
3,985		Camden National Corp	126,285
471,252		Citizens Financial Group, Inc	11,691,762
440		Columbia Banking System, Inc	12,729
108,335		Comerica, Inc	4,173,064
337		Commerce Bancshares, Inc	19,297
1,572		Community Trust Bancorp, Inc	48,119
3,270	e	Cullen/Frost Bankers, Inc	235,636
46,110	*	Customers Bancorp, Inc	546,403
8,730	*	Equity Bancshares, Inc	123,442
12,542		Federal Agricultural Mortgage Corp (Class C)	746,374
10,587		First Busey Corp	181,038
44,108		First Republic Bank	4,961,268
1,130		FNB Corp	8,373
540		Glacier Bancorp, Inc	19,067
52,448		Great Western Bancorp, Inc	681,824
1,279		Hancock Whitney Corp	24,378
47,968		Hanmi Financial Corp	442,745
8,920		Heartland Financial USA, Inc	278,661
3,902		Heritage Financial Corp	73,806
19,184		HomeStreet, Inc	507,225
13,122		HomeTrust Bancshares, Inc	189,219
285,811		Huntington Bancshares, Inc	2,649,468
118,883		Investors Bancorp, Inc	965,330
94,874		Kearny Financial Corp	762,787
218,676		Keycorp	2,626,299
24,031		Live Oak Bancshares, Inc	408,767
82,152		M&T Bank Corp	8,704,004
17,553		MGIC Investment Corp	145,163
15,374	*	Mr Cooper Group, Inc	251,057
26,162		National Bank Holdings Corp	726,780
310		NBT Bancorp, Inc	9,235
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

468,877		New York Community Bancorp, Inc	$4,937,275
22,664		Northfield Bancorp, Inc	217,801
7,838		Old National Bancorp	109,654
166,628		People’s United Financial, Inc	1,797,916
53,702		Pinnacle Financial Partners, Inc	2,127,673
259,889		PNC Financial Services Group, Inc	27,722,360
682,855		Regions Financial Corp	7,415,805
5,811		Signature Bank	595,802
6,239		Sterling Bancorp	70,189
12,826		Stock Yards Bancorp, Inc	501,368
19,485	*	SVB Financial Group	4,369,901
1,879	*	Texas Capital Bancshares, Inc	62,420
10,055		TFS Financial Corp	145,596
17,614	*	The Bancorp, Inc	166,100
3,796		Trico Bancshares	106,288
31,975	*	Tristate Capital Holdings, Inc	423,669
513,618		Truist Financial Corp	19,240,130
350		Trustmark Corp	7,882
2,167		UMB Financial Corp	107,917
650		Umpqua Holdings Corp	7,053
3,046		United Bankshares, Inc	80,171
17,523		Univest Financial Corp	267,927
3,230		Webster Financial Corp	88,082
21,910		WesBanco, Inc	434,475
1,553		Westamerica Bancorporation	93,739
230		Wintrust Financial Corp	9,844
684		WSFS Financial Corp	19,515
55,123		Zions Bancorporation	1,789,844
		TOTAL BANKS	117,668,101

CAPITAL GOODS - 5.3%
213,347		3M Co	32,102,323
954		Acuity Brands, Inc	94,541
16,472	*	Aegion Corp	253,998
40,971	*	Astronics Corp	356,448
85,519	*	Axon Enterprise, Inc	7,109,194
46,198		Barnes Group, Inc	1,703,320
419	*	Beacon Roofing Supply, Inc	13,056
145,855	*	Bloom Energy Corp	1,773,597
17,565		Carlisle Cos, Inc	2,091,640
186,879		Caterpillar, Inc	24,832,482
41,474		Cubic Corp	1,741,908
35,835		Cummins, Inc	6,925,472
74,317		Curtiss-Wright Corp	6,623,131
99,550		Deere & Co	17,551,661
171,470		Eaton Corp	15,969,001
1,365		EMCOR Group, Inc	93,503
119,034		Fastenal Co	5,599,359
99,730		Fortive Corp	7,000,049
300		GATX Corp	18,297
245		Granite Construction, Inc	4,155
11,668	*	Herc Holdings, Inc	391,345
143,741		Hexcel Corp	5,361,539
1,801		IDEX Corp	296,841
160,575		Illinois Tool Works, Inc	29,704,769
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

317,614		Johnson Controls International plc	$12,221,787
171,085		Masco Corp	9,779,219
92,806	*	Mercury Systems, Inc	7,185,969
23,535		Moog, Inc (Class A)	1,264,300
3,829	*	MYR Group, Inc	140,409
6,412		Owens Corning, Inc	387,734
59,731		PACCAR, Inc	5,081,913
47,521		Parker-Hannifin Corp	8,502,457
26,912	*,e	Plug Power, Inc	207,492
37,955		Rockwell Automation, Inc	8,279,504
36,980		Roper Technologies Inc	15,992,001
2,611		Rush Enterprises, Inc (Class A)	124,231
9,292		Snap-On, Inc	1,355,424
21,108	*	Sunrun, Inc	774,453
37,441	*	Teledyne Technologies, Inc	11,483,155
69,059		Trane Technologies plc	7,725,630
19,636	*	Trimas Corp	459,482
30,230	*	United Rentals, Inc	4,696,835
6,730	*	Vectrus, Inc	296,053
13,236		W.W. Grainger, Inc	4,520,491
1,174		Wabash National Corp	13,372
4,192	*	WESCO International, Inc	162,943
36,655		Woodward Inc	2,746,926
36,530		Xylem, Inc	2,665,959
		TOTAL CAPITAL GOODS	273,679,368

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
540		ABM Industries, Inc	19,386
9,872		ACCO Brands Corp	64,365
970	*	ASGN Inc	66,406
13,974		Cintas Corp	4,218,331
138,324	*	Copart, Inc	12,898,713
650		Covanta Holding Corp	6,396
11,966	*	FTI Consulting, Inc	1,429,219
4,282		Heidrick & Struggles International, Inc	86,625
8,866	*	Huron Consulting Group, Inc	423,086
4,156		ICF International, Inc	280,987
262,982		IHS Markit Ltd	21,230,537
39,570		Kelly Services, Inc (Class A)	586,032
5,758		Kimball International, Inc (Class B)	62,993
590		Knoll, Inc	6,909
69,279		Nielsen NV	999,696
19,611		Resources Connection, Inc	221,604
52,605		Robert Half International, Inc	2,676,016
1,210		Steelcase, Inc (Class A)	12,983
120,100		TransUnion	10,757,357
2,825	*	TriNet Group, Inc	186,450
14,026		Verisk Analytics, Inc	2,646,847
34,600		Viad Corp	500,316
145,676		Waste Management, Inc	15,966,090
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	75,347,344

CONSUMER DURABLES & APPAREL - 1.4%
13,930		Callaway Golf Co	265,367
396		Columbia Sportswear Co	30,033
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

48,547		DR Horton, Inc	$3,211,870
41,286		Ethan Allen Interiors, Inc	488,826
6,860		Garmin Ltd	676,327
9,306	*	Green Brick Partners, Inc	128,423
258		Hasbro, Inc	18,772
23,776	*,e	iRobot Corp	1,728,278
39,735		Lennar Corp (Class A)	2,874,827
27,336	*	Lululemon Athletica, Inc	8,900,328
17,259	*	Mohawk Industries, Inc	1,378,131
5,483		Newell Brands Inc	89,921
392,949		Nike, Inc (Class B)	38,355,752
2,134	*	NVR, Inc	8,386,940
1,614		PVH Corp	78,537
136,133	*	Sonos, Inc	2,178,128
57,495		VF Corp	3,470,398
		TOTAL CONSUMER DURABLES & APPAREL	72,260,858

CONSUMER SERVICES - 2.3%
26,652	*	American Public Education, Inc	775,840
33,683	*	Bright Horizons Family Solutions	3,612,165
27,978		Carriage Services, Inc	618,594
34,706		Darden Restaurants, Inc	2,634,185
79,641	e	Dave & Buster’s Entertainment, Inc	982,770
320		Dine Brands Global Inc.	14,538
24,042		Domino’s Pizza, Inc	9,294,878
6,529		Dunkin Brands Group, Inc	448,738
36,071	*	El Pollo Loco Holdings, Inc	712,763
12,999	*	frontdoor, Inc	545,893
7,258		Graham Holdings Co	2,891,369
237,102		Hilton Worldwide Holdings, Inc	17,794,505
17,475		Marriott Vacations Worldwide Corp	1,479,433
28,107	*	Planet Fitness, Inc	1,467,185
48,242	*,e	Regis Corp	370,499
214,045	e	Royal Caribbean Cruises Ltd	10,426,132
79,942		Service Corp International	3,466,285
87,949	*	ServiceMaster Global Holdings, Inc	3,596,235
3,259	*,e	Shake Shack, Inc	158,224
73,527		Six Flags Entertainment Corp	1,278,635
451,787		Starbucks Corp	34,575,259
19,207		Vail Resorts, Inc	3,688,320
74,915		Wendy’s	1,736,530
23,431	*	WW International Inc	604,051
164,403		Yum! Brands, Inc	14,968,893
		TOTAL CONSUMER SERVICES	118,141,919

DIVERSIFIED FINANCIALS - 5.6%
99,673		Ally Financial, Inc	2,003,427
255,222		American Express Co	23,817,317
502,214		Bank of New York Mellon Corp	18,004,372
49,759		BlackRock, Inc	28,611,923
426,206		Charles Schwab Corp	14,128,729
127,359		CME Group, Inc	21,164,519
280		Cohen & Steers, Inc	16,850
358,261		Discover Financial Services	17,708,841
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,410		E*TRADE Financial Corp	$1,340,836
8,872		Factset Research Systems, Inc	3,072,374
93,919		Franklin Resources, Inc	1,976,995
9,333	*	Green Dot Corp	473,090
334,678		Intercontinental Exchange Group, Inc	32,390,137
36,329		Invesco Ltd	364,743
38,298		Legg Mason, Inc	1,914,517
13,720		MarketAxess Holdings, Inc	7,089,124
66,740		Moody’s Corp	18,773,962
650,999		Morgan Stanley	31,820,831
22,879		Nasdaq Inc	3,004,241
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	9,396,594
5,668	*	PRA Group, Inc	224,226
198,276		Redwood Trust, Inc	1,413,708
107,469		S&P Global, Inc	37,641,017
123,600		State Street Corp	7,884,444
27,351		T Rowe Price Group, Inc	3,777,173
25,591		Voya Financial, Inc	1,264,195
		TOTAL DIVERSIFIED FINANCIALS	289,281,567

ENERGY - 2.6%
415,657	e	Antero Midstream Corp	2,356,775
168,015		Apache Corp	2,579,030
221,597		Baker Hughes Co	3,432,538
2,812	*	ChampionX Corp	26,742
131,742	*	Cheniere Energy, Inc	6,518,594
410,730		Chevron Corp	34,476,676
12,907		Cimarex Energy Co	315,705
473,573		ConocoPhillips	17,706,895
2,207	e	Delek US Holdings, Inc	38,578
211,025		EQT Corp	3,064,083
17,193		Equitrans Midstream Corp	165,913
275,443	*	Gulfport Energy Corp	278,198
244,595	*	Helix Energy Solutions Group, Inc	1,024,853
96,629		Hess Corp	4,755,113
950,369		Kinder Morgan, Inc	13,400,203
681,982		Kosmos Energy Ltd	1,097,991
1,358,926		Marathon Oil Corp	7,460,504
14,654	*	Matrix Service Co	128,296
4,184		National Oilwell Varco, Inc	48,158
159,385		Noble Energy, Inc	1,592,256
12,097	*	Oceaneering International, Inc	67,985
19,522		ONEOK, Inc	544,859
213,830		Parsley Energy, Inc	2,347,853
496,614		Schlumberger Ltd	9,008,578
44,832	*	Select Energy Services, Inc	199,054
744,346	*	Southwestern Energy Co	1,808,761
201,345		Valero Energy Corp	11,321,629
250,531		Williams Cos, Inc	4,792,658
		TOTAL ENERGY	130,558,478

FOOD & STAPLES RETAILING - 0.5%
53,353		Casey’s General Stores, Inc	8,493,264
40,533	*	Chefs’ Warehouse Holdings, Inc	467,346
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,836	*	Performance Food Group Co	$387,685
37,095		Pricesmart, Inc	2,424,900
59,184		SpartanNash Co	1,244,344
201,369	*	Sprouts Farmers Market, Inc	5,312,114
92,192	*	United Natural Foods, Inc	1,830,011
249,841	*	US Foods Holding Corp	5,071,772
16,307		Weis Markets, Inc	812,415
		TOTAL FOOD & STAPLES RETAILING	26,043,851

FOOD, BEVERAGE & TOBACCO - 3.2%
47,253	*	Beyond Meat, Inc	5,949,153
75,680		Campbell Soup Co	3,751,458
1,039,850		Coca-Cola Co	49,122,514
52,427		Fresh Del Monte Produce, Inc	1,183,802
366,471		General Mills, Inc	23,186,620
3,800	*	Hain Celestial Group, Inc	129,124
206,505		Hormel Foods Corp	10,502,844
130,364		Kellogg Co	8,993,812
35,028		McCormick & Co, Inc	6,826,957
394,439		PepsiCo, Inc	54,298,473
6,553	*	TreeHouse Foods, Inc	287,152
		TOTAL FOOD, BEVERAGE & TOBACCO	164,231,909

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
36,512	*	Abiomed, Inc	10,951,409
42,465	*	Align Technology, Inc	12,477,066
276,774	*	Allscripts Healthcare Solutions, Inc	2,490,966
59,123	*	Angiodynamics, Inc	488,356
198,633	*	Antares Pharma, Inc	518,432
27,438	*	AtriCure, Inc	1,119,745
983	*,e	Axonics Modulation Technologies, Inc	41,640
1,171	*	BioTelemetry, Inc	49,838
142,328		Cardinal Health, Inc	7,773,955
21,971	*	Cardiovascular Systems, Inc	669,676
54,460	*	Centene Corp	3,553,515
315,666		Cerner Corp	21,923,004
238,681	*	Cerus Corp	1,701,796
68,573		Cigna Corp	11,841,871
19,097		Computer Programs & Systems, Inc	471,314
34,556		Cooper Cos, Inc	9,776,929
86,367	*	Covetrus, Inc	1,913,893
349,817		CVS Health Corp	22,017,482
174,825		Dentsply Sirona, Inc	7,797,195
356,778	*	Edwards Lifesciences Corp	27,974,963
141,106	*	Envista Holdings Corp	3,085,988
116,147	*	GenMark Diagnostics, Inc	2,074,385
12,520	*,e	Glaukos Corp	547,124
49,224	*	Globus Medical, Inc	2,371,612
10,134	*	Guardant Health, Inc	863,214
7,898	*	Haemonetics Corp	692,339
105,672		HCA Healthcare, Inc	13,382,302
55,315	*,e	Health Catalyst, Inc	1,930,494
22,037	*	Henry Schein, Inc	1,514,603
11,725	*,e	Heska Corp	1,128,180
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

24,212		Hill-Rom Holdings, Inc	$2,353,891
57,975	*	HMS Holdings Corp	1,884,188
92,217	*	Hologic, Inc	6,434,902
34,036		Humana, Inc	13,357,428
49,662	*	IDEXX Laboratories, Inc	19,753,061
7,998	*	Inogen, Inc	245,539
18,829	*	Integer Holding Corp	1,238,383
37,957	*	Laboratory Corp of America Holdings	7,322,664
25,670		LeMaitre Vascular, Inc	752,901
7,921	*	LivaNova plc	368,643
1,635	*	Magellan Health Services, Inc	121,268
71,174	*	Meridian Bioscience, Inc	1,743,051
90,554	*	Merit Medical Systems, Inc	4,049,575
94,024	*	NextGen Healthcare, Inc	1,374,631
36,544	*	Omnicell, Inc	2,568,678
98,521	*	OraSure Technologies, Inc	1,788,156
30,909	*	Orthofix Medical Inc	949,215
32,142		Owens & Minor, Inc	516,843
13,076	*	Penumbra, Inc	2,901,695
1,887	*	Premier, Inc	65,988
2,365	*	Providence Service Corp	191,589
22,904		Quest Diagnostics, Inc	2,910,411
64,485	*	Quidel Corp	18,215,078
68,280		Resmed, Inc	13,827,383
41,276	*	Staar Surgical Co	2,401,850
27,192		STERIS plc	4,340,659
17,725	*	Surgery Partners, Inc	270,661
27,194	*,e	Tactile Systems Technology, Inc	1,114,410
22,729	*	Tandem Diabetes Care, Inc	2,374,271
4,038	*	Triple-S Management Corp (Class B)	78,580
223,942		UnitedHealth Group, Inc	67,805,159
31,883	*	Varian Medical Systems, Inc	4,550,342
52,629	*	Vocera Communications, Inc	1,619,394
37,317		West Pharmaceutical Services, Inc	10,033,422
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	372,667,195

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
56,041		Clorox Co	13,254,257
260,833		Colgate-Palmolive Co	20,136,308
67,985		Estee Lauder Cos (Class A)	13,429,757
54,856		Kimberly-Clark Corp	8,340,306
579,363		Procter & Gamble Co	75,966,076
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	131,126,704

INSURANCE - 2.9%
275,241		Aflac, Inc	9,790,322
96,775		Allstate Corp	9,134,592
63,527		Aon plc	13,037,011
198,853		Chubb Ltd	25,302,056
1,444	*	eHealth, Inc	99,838
178,033		Loews Corp	6,482,182
237,157		Marsh & McLennan Cos, Inc	27,652,506
245,742		Progressive Corp	22,200,332
268,139		Prudential Financial, Inc	16,991,968
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

128,444		Travelers Cos, Inc	$14,696,563
366		White Mountains Insurance Group Ltd	322,128
12,115		Willis Towers Watson plc	2,544,271
		TOTAL INSURANCE	148,253,769

MATERIALS - 3.0%
10,332		Aptargroup, Inc	1,190,246
203,433		Ball Corp	14,978,772
8,354	*	Berry Global Group, Inc	417,616
78,491	*	Century Aluminum Co	683,657
1,709		Compass Minerals International, Inc	87,056
441,519		DuPont de Nemours, Inc	23,612,436
140,693		Ecolab, Inc	26,320,846
945		H.B. Fuller Co	42,846
13,047		International Flavors & Fragrances, Inc	1,643,270
188,319		Linde plc	46,158,870
121,472		Mosaic Co	1,636,228
360,709		Newmont Goldcorp Corp	24,961,063
127,761		Nucor Corp	5,359,574
19,087		PPG Industries, Inc	2,054,716
2,337		Reliance Steel & Aluminum Co	229,634
4,126		Schnitzer Steel Industries, Inc (Class A)	75,918
145,000	*	Summit Materials, Inc	2,134,400
21,681		Trinseo S.A.	470,478
26,495	*	US Concrete, Inc	657,606
		TOTAL MATERIALS	152,715,232

MEDIA & ENTERTAINMENT - 7.7%
433,245		Activision Blizzard, Inc	35,799,034
55,721	*	Alphabet, Inc (Class A)	82,910,062
55,116	*	Alphabet, Inc (Class C)	81,734,823
2,390		Cable One, Inc	4,355,918
3,219	*	Cardlytics, Inc	213,806
183,270		Cinemark Holdings, Inc	2,168,084
1,305,645		Comcast Corp (Class A)	55,881,606
269,201	*,e	Discovery, Inc (Class A)	5,680,141
380,411	*	Discovery, Inc (Class C)	7,208,789
129,560	*	Electronic Arts, Inc	18,348,287
66,194	*	Gray Television, Inc	949,222
103,389	*,e	iHeartMedia, Inc	864,332
84,829	*	Imax Corp	957,720
48,734		John Wiley & Sons, Inc (Class A)	1,648,671
170,308	*	Liberty Broadband Corp (Class C)	23,378,179
21,183		Loral Space & Communications, Inc	384,895
17,298	*	Madison Square Garden Co	2,658,530
58,591		New York Times Co (Class A)	2,703,389
200,000		Nuveen ESG Large-Cap ETF	6,115,900
294,588		Omnicom Group, Inc	15,828,213
38,431		Scholastic Corp	919,654
91,589	e	Sinclair Broadcast Group, Inc (Class A)	1,886,733
1,457,705		Sirius XM Holdings, Inc	8,571,305
70,375	*	Take-Two Interactive Software, Inc	11,542,908
8,077		TEGNA, Inc	95,147
179,898		TripAdvisor, Inc	3,639,337
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

39,121	e	World Wrestling Entertainment, Inc (Class A)	$1,823,430
1,539,472	*	Zynga, Inc	15,133,010
		TOTAL MEDIA & ENTERTAINMENT	393,401,125

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
387,840		AbbVie, Inc	36,809,894
54,132	*	Acadia Pharmaceuticals, Inc	2,250,267
40,357	*,e	Accelerate Diagnostics, Inc	586,387
72,985	*	Aerie Pharmaceuticals, Inc	843,707
150,551		Agilent Technologies, Inc	14,502,578
46,854	*	Agios Pharmaceuticals, Inc	2,123,423
4,706	*	Akcea Therapeutics, Inc	51,013
180,747		Amgen, Inc	44,223,368
41,565	*,e	AnaptysBio, Inc	746,507
39,118	*	Assembly Biosciences, Inc	868,420
68,699	*	Atara Biotherapeutics, Inc	851,181
7,618	*	Avrobio, Inc	129,125
2,503	*	Axsome Therapeutics, Inc	178,539
253,324	*	BioCryst Pharmaceuticals, Inc	1,031,029
59,313	*	Biogen, Inc	16,292,688
47,040	*	BioMarin Pharmaceutical, Inc	5,635,862
112,290	*	Bluebird Bio, Inc	6,816,003
694,911		Bristol-Myers Squibb Co	40,763,479
54,314	*	Collegium Pharmaceutical, Inc	857,075
263,904		Eli Lilly & Co	39,662,132
4,990	*,e	Esperion Thereapeutics, Inc	187,774
34,362	*,e	Flexion Therapeutics, Inc	466,292
369,794		Gilead Sciences, Inc	25,711,777
32,627	*	Halozyme Therapeutics, Inc	887,128
14,817	*	Horizon Therapeutics Plc	906,652
33,007	*	Immunomedics, Inc	1,393,886
32,728	*	Insmed, Inc	854,855
18,561	*	Intersect ENT, Inc	319,064
91,116	*	Intra-Cellular Therapies, Inc	1,806,375
56,297	*	IQVIA Holdings, Inc	8,916,882
27,862	*	Jazz Pharmaceuticals plc	3,016,062
67,163	*	Karyopharm Therapeutics, Inc	1,077,966
81,017	*	MacroGenics, Inc	2,057,832
688,678		Merck & Co, Inc	55,259,523
5,838	*	Mettler-Toledo International, Inc	5,458,530
2,895	*	Mirati Therapeutics, Inc	351,192
1,816	*	MyoKardia, Inc	163,676
655,409	*,e	Opko Health, Inc	3,375,356
42,303		Perrigo Co plc	2,242,905
66,120	*	Prothena Corp plc	809,309
14,849	*	Repligen Corp	2,240,863
74,418	*,e	Revance Therapeutics, Inc	1,747,335
5,837	*	Sage Therapeutics, Inc	265,992
87,463	*	Sangamo Therapeutics Inc	947,224
382,901	*,e	TherapeuticsMD, Inc	708,367
5,640	*	Tricida, Inc	75,463
28,275	*	Ultragenyx Pharmaceutical, Inc	2,209,974
129,942	*	Vertex Pharmaceuticals, Inc	35,344,224
18,425	*	Waters Corp	3,927,289
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

47,090	*,e	ZIOPHARM Oncology, Inc	$139,857
230,091		Zoetis, Inc	34,900,203
14,602	*	Zogenix, Inc	347,382
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	413,339,886

REAL ESTATE - 3.6%
48,860		Alexandria Real Estate Equities, Inc	8,675,093
159,263		American Tower Corp	41,629,756
5,584		Americold Realty Trust	225,314
72,632		Boston Properties, Inc	6,470,785
27,618		CatchMark Timber Trust, Inc	269,552
79,390	*	CBRE Group, Inc	3,478,076
7,957		Coresite Realty	1,026,851
23,373		Cousins Properties, Inc	718,018
31,197		CyrusOne, Inc	2,602,454
236,461		DiamondRock Hospitality Co	1,092,450
8,358		Douglas Emmett, Inc	243,552
19,598		Easterly Government Properties, Inc	479,171
36,148		Equinix, Inc	28,393,531
33,420		First Industrial Realty Trust, Inc	1,467,806
52,368		Franklin Street Properties Corp	274,932
204,267		Healthpeak Properties Inc	5,574,446
154,979		Host Hotels and Resorts, Inc	1,670,674
32,022	*	Howard Hughes Corp	1,703,250
24,076		Hudson Pacific Properties	567,471
5,945		Jones Lang LaSalle, Inc	588,020
4,739		Kilroy Realty Corp	276,141
88,542		Kimco Realty Corp	987,243
243,312		Macerich Co	1,856,471
4,166		Paramount Group, Inc	29,704
412,858		Park Hotels & Resorts, Inc	3,414,336
540		Piedmont Office Realty Trust, Inc	8,753
349,941		Prologis, Inc	36,890,780
4,690		QTS Realty Trust, Inc	337,445
24,711	e	Realogy Holdings Corp	223,882
15,022		Regency Centers Corp	616,353
2,009		RMR Group, Inc	57,779
45,979		SBA Communications Corp	14,324,298
30,349		UDR, Inc	1,098,634
37,767		Ventas, Inc	1,448,742
297		Washington REIT	6,641
177,561		Welltower, Inc	9,510,167
238,457		Weyerhaeuser Co	6,631,489
		TOTAL REAL ESTATE	184,870,060

RETAILING - 6.0%
42,656	*	1-800-FLOWERS.COM, Inc (Class A)	1,205,032
2,432		Aaron’s, Inc	126,902
24,346		Advance Auto Parts, Inc	3,655,308
191,931	*	BJ’s Wholesale Club Holdings, Inc	7,686,837
21,178	*	Booking Holdings, Inc	35,200,589
250		Buckle, Inc	4,007
1,601	*	CarMax, Inc	155,249
559,302		eBay, Inc	30,918,215
204,842	*	Etsy, Inc	24,249,196
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

234,370		Expedia Group Inc	$18,986,314
6,360	*	Five Below, Inc	692,668
112,613	*,e	GameStop Corp (Class A)	451,578
20,838		Gap, Inc	278,604
24,775	*	Genesco, Inc	385,251
38,843	*	Groupon, Inc	596,240
29,239	*	Hibbett Sports, Inc	678,052
250,264		Home Depot, Inc	66,442,589
17,745	*	Lands’ End, Inc	152,962
77,025	*	LKQ Corp	2,171,335
212,649		Lowe’s Companies, Inc	31,665,563
424,516	e	Macy’s, Inc	2,572,567
35,671	*	MarineMax, Inc	989,513
397		Pool Corp	125,730
147,288	*	Quotient Technology, Inc	1,179,777
106,917	*	RealReal, Inc	1,458,348
41,198		Ross Stores, Inc	3,694,225
5,448	*	Sally Beauty Holdings, Inc	63,251
16,066	e	Shoe Carnival, Inc	394,420
201,938		Target Corp	25,419,955
25,364		Tiffany & Co	3,179,631
289,907		TJX Companies, Inc	15,072,265
15,754		Tractor Supply Co	2,248,726
17,401	*	Ulta Beauty, Inc	3,358,219
85,898	*,e	Wayfair, Inc	22,856,599
2,448		Williams-Sonoma, Inc	213,270
860		Winmark Corp	136,723
18,394	*	Zumiez, Inc	424,901
		TOTAL RETAILING	309,090,611

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
331,966		Applied Materials, Inc	21,355,373
22,180	*	Cirrus Logic, Inc	1,519,995
10,643	*	Cree, Inc	733,516
59,967	*,e	First Solar, Inc	3,571,035
1,181,956		Intel Corp	56,414,760
29,668		Lam Research Corp	11,189,583
7,702		NVE Corp	417,756
153,563		NVIDIA Corp	65,201,314
18,585	*	Silicon Laboratories, Inc	1,867,978
329,507		Texas Instruments, Inc	42,028,618
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	204,299,928

SOFTWARE & SERVICES - 13.7%
211,523		Accenture plc	47,546,140
132,894	*	Adobe, Inc	59,047,462
21,767	*	Aspen Technology, Inc	2,117,058
118,133	*	Autodesk, Inc	27,930,185
164,729	*	Avaya Holdings Corp	2,085,469
50,952	*	Benefitfocus, Inc	596,648
12,432		Blackbaud, Inc	777,497
86,552	*	Blackline, Inc	7,695,338
133,543	*	Cadence Design Systems, Inc	14,589,573
48,039	*	Ceridian HCM Holding, Inc	3,760,973
13,209	*	ChannelAdvisor Corp	269,067
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

296,557	*	Conduent, Inc	$566,424
55,469		CSG Systems International, Inc	2,336,909
437,308		DXC Technology Co	7,832,186
38,717	*	Elastic NV	3,724,188
57,024	*	ExlService Holdings, Inc	3,652,957
107,101	*	Five9, Inc	12,939,943
21,910	*	HubSpot, Inc	5,140,305
334,187		International Business Machines Corp	41,084,950
113,870		Intuit, Inc	34,886,352
216,899	*,e	Limelight Networks, Inc	1,359,957
17,107	*,e	Liveperson, Inc	735,259
83,470		LogMeIn, Inc	7,162,561
1,307,096	d	Microsoft Corp	267,967,751
87,517	*	New Relic, Inc	6,205,831
123,295	*	Nutanix, Inc	2,735,916
5,290	*	OneSpan, Inc	164,731
27,817	*	Paylocity Holding Corp	3,705,224
54,901	*	Perficient, Inc	2,152,668
21,141	*	Qualys, Inc	2,610,491
28,640	*	Rapid7, Inc	1,706,085
16,894	*	Rosetta Stone, Inc	452,252
475,652		Sabre Corp	3,595,929
267,820	*	salesforce.com, Inc	52,184,727
100,455		Science Applications International Corp	8,034,391
34,748	*	Smartsheet, Inc	1,658,870
61,226	*	SPS Commerce, Inc	4,602,358
110,299	*	SVMK, Inc	2,644,970
67,259	*	Sykes Enterprises, Inc	1,846,932
192,600	*	Teradata Corp	4,044,600
29,975		TTEC Holdings, Inc	1,422,614
47,472	*	Virtusa Corp	1,927,363
134,149	*,e	VMware, Inc (Class A)	18,809,031
74,003	*	WEX, Inc	11,719,855
9,332	*	Workiva, Inc	521,659
137,970	*	Zendesk, Inc	12,575,966
		TOTAL SOFTWARE & SERVICES	701,127,615

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
711,920		Apple, Inc	302,594,477
1,070		Belden CDT, Inc	33,812
3,739		Benchmark Electronics, Inc	76,126
131,980	*	Ciena Corp	7,854,130
1,168,105		Cisco Systems, Inc	55,017,745
2,876		Cognex Corp	192,318
34,326		CTS Corp	681,714
64,924		Dolby Laboratories, Inc (Class A)	4,518,710
1,447	*	Fabrinet	105,096
1,520,006		Hewlett Packard Enterprise Co	15,002,459
171,708		HP, Inc	3,018,627
11,733	*	Insight Enterprises, Inc	584,773
182		InterDigital, Inc	10,924
3,493	*	Itron, Inc	242,973
50,404	*	Keysight Technologies, Inc	5,034,856
17,293	*	Kimball Electronics, Inc	229,651
14,814	*	Lumentum Holdings, Inc	1,375,184
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,814		Methode Electronics, Inc	$192,155
3,344	*	Novanta, Inc	346,706
500	*	OSI Systems, Inc	35,480
55,453	*	Ribbon Communications, Inc	243,993
11,038	*	Rogers Corp	1,315,619
27,122		Synnex Corp	3,383,198
38,152	*	Trimble Inc	1,698,145
46,715	*	TTM Technologies, Inc	575,062
73,134		Vishay Intertechnology, Inc	1,147,472
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	405,511,405

TELECOMMUNICATION SERVICES - 1.3%
72,710	*	Boingo Wireless, Inc	1,050,660
167,393	*	Iridium Communications, Inc	4,584,894
1,073,728		Verizon Communications, Inc	61,717,885
		TOTAL TELECOMMUNICATION SERVICES	67,353,439

TRANSPORTATION - 2.3%
43,563		ArcBest Corp	1,323,880
26,629	*	Avis Budget Group, Inc	689,691
55,101		CH Robinson Worldwide, Inc	5,164,066
382,556		CSX Corp	27,291,545
775,300		Delta Air Lines, Inc	19,359,241
45,853	*	Echo Global Logistics, Inc	1,149,305
8		Expeditors International of Washington, Inc	676
5,175		Kansas City Southern	889,324
180		Landstar System, Inc	21,920
113,436		Norfolk Southern Corp	21,803,533
1,373		Old Dominion Freight Line	251,012
9		Ryder System, Inc	330
279,214		United Parcel Service, Inc (Class B)	39,860,591
		TOTAL TRANSPORTATION	117,805,114

UTILITIES - 3.1%
276,600		American Electric Power Co, Inc	24,031,008
31,187		American Water Works Co, Inc	4,592,910
126,378		Centerpoint Energy, Inc	2,402,446
10,650		CMS Energy Corp	683,517
187,145		Consolidated Edison, Inc	14,378,350
187,480		Dominion Energy, Inc	15,191,504
19,802		DTE Energy Co	2,289,705
134,706		Eversource Energy	12,132,969
290		Ormat Technologies, Inc	17,255
206,735		Public Service Enterprise Group, Inc	11,564,756
163,123		Sempra Energy	20,302,289
6,282		South Jersey Industries, Inc	146,559
499,130		Southern Co	27,257,489
30,558		UGI Corp	1,018,804
112,385		WEC Energy Group, Inc	10,705,795
180,121		Xcel Energy, Inc	12,435,554
		TOTAL UTILITIES	159,150,910

		TOTAL COMMON STOCKS	5,090,756,287
		(Cost $3,583,085,704)
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc			$0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.1%
$6,565,000		Federal Home Loan Bank (FHLB)	0.105%	09/03/20	6,564,492
		TOTAL GOVERNMENT AGENCY DEBT			6,564,492

REPURCHASE AGREEMENT - 0.2%
11,140,000	r	Fixed Income Clearing Corp (FICC)	0.080	08/03/20	11,140,000
		TOTAL REPURCHASE AGREEMENT			11,140,000

TREASURY DEBT - 0.6%
14,555,000		United States Treasury Bill	0.081-0.109	08/04/20	14,554,970
8,115,000		United States Treasury Bill	0.106	08/13/20	8,114,814
6,840,000		United States Treasury Bill	0.093	09/03/20	6,839,455
		TOTAL TREASURY DEBT			29,509,239

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
41,712,723	c	State Street Navigator Securities Lending Government Money Market Portfolio			41,712,723
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			41,712,723

		TOTAL SHORT-TERM INVESTMENTS			88,926,454
		(Cost $88,926,115)

		TOTAL INVESTMENTS - 101.1%			5,179,682,741
		(Cost $3,672,011,819)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(57,694,011)
		NET ASSETS - 100.0%			$5,121,988,730

		Abbreviation(s):
ETF		Exchange Traded Fund
REIT		Real Estate Investment Trust

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,084,430.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $11,140,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $11,362,854.

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	142	09/18/20	$22,995,586	$23,170,850	$175,264
72

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.1%
3,153	*	Tenneco, Inc	$23,364
2,945	*	Tesla, Inc	4,213,588
		TOTAL AUTOMOBILES & COMPONENTS	4,236,952

BANKS - 2.4%
1,105		Amalgamated Bank	12,763
2,265		Berkshire Hills Bancorp, Inc	22,559
3,941		Brookline Bancorp, Inc	37,814
1,000		Bryn Mawr Bank Corp	26,040
339		Camden National Corp	10,743
30,375		Citizens Financial Group, Inc	753,604
3,253		Comerica, Inc	125,306
497	*	Customers Bancorp, Inc	5,889
944	*	Equity Bancshares, Inc	13,348
129		Federal Agricultural Mortgage Corp (Class C)	7,677
119		First Commonwealth Financial Corp	937
5,530		First Republic Bank	622,014
2,367		Great Western Bancorp, Inc	30,771
2,418		Hanmi Financial Corp	22,318
414		HomeStreet, Inc	10,946
1,285		HomeTrust Bancshares, Inc	18,530
16,834		Huntington Bancshares, Inc	156,051
11,424		Investors Bancorp, Inc	92,763
3,981		Kearny Financial Corp	32,007
1,103		Keycorp	13,247
262		Live Oak Bancshares, Inc	4,457
9,075		M&T Bank Corp	961,496
940		MGIC Investment Corp	7,774
1,482		National Bank Holdings Corp	41,170
22,902		New York Community Bancorp, Inc	241,158
2,194		Northfield Bancorp, Inc	21,084
21,947		PNC Financial Services Group, Inc	2,341,087
1,527		Premier Financial Corp	26,997
22,455		Regions Financial Corp	243,861
2,387	*	SVB Financial Group	535,332
6,131	*	Texas Capital Bancshares, Inc	203,672
356	*	Tristate Capital Holdings, Inc	4,717
63,675		Truist Financial Corp	2,385,266
1,445		Univest Financial Corp	22,094
3,256		WesBanco, Inc	64,566
2,417		Zions Bancorporation	78,480
		TOTAL BANKS	9,198,538

CAPITAL GOODS - 5.9%
18,275		3M Co	2,749,839
1,858	*	Astronics Corp	16,165
73

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

7,810	*	Axon Enterprise, Inc	$649,245
10,310	*	Bloom Energy Corp	125,370
430		Carlisle Cos, Inc	51,204
19,075		Caterpillar, Inc	2,534,686
5,059		Curtiss-Wright Corp	450,858
8,114		Deere & Co	1,430,579
20,554		Eaton Corp	1,914,194
271		EMCOR Group, Inc	18,564
28,654		Fastenal Co	1,347,884
18,048		Fortive Corp	1,266,789
2,190		Granite Construction, Inc	37,142
10,161		Hexcel Corp	379,005
9,391		Illinois Tool Works, Inc	1,737,241
32,510		Johnson Controls International plc	1,250,985
6,656	*	Mercury Systems, Inc	515,374
1,616		Moog, Inc (Class A)	86,812
3,920		Owens Corning, Inc	237,042
3,982		Parker-Hannifin Corp	712,460
18,517	*,e	Plug Power, Inc	142,766
5,962		Quanta Services, Inc	238,301
1,675		Raven Industries, Inc	36,197
1,214		Rockwell Automation, Inc	264,822
2,252		Roper Technologies Inc	973,877
1,574		Stanley Black & Decker, Inc	241,326
7,712	*	Sunrun, Inc	282,953
4,420	*	Teledyne Technologies, Inc	1,355,614
2,387		Trane Technologies plc	267,034
1,593	*	United Rentals, Inc	247,504
1,388	*	Vectrus, Inc	61,058
537		W.W. Grainger, Inc	183,402
143	*	WESCO International, Inc	5,558
3,439		Woodward Inc	257,719
1,778		Xylem, Inc	129,759
		TOTAL CAPITAL GOODS	22,199,328

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
3,756		Cintas Corp	1,133,824
22,914	*	Copart, Inc	2,136,731
1,243		Heidrick & Struggles International, Inc	25,146
278		ICF International, Inc	18,796
15,579		IHS Markit Ltd	1,257,693
162		Insperity, Inc	10,831
1,664		Kelly Services, Inc (Class A)	24,644
7		Kforce, Inc	202
876		Kimball International, Inc (Class B)	9,583
28,155		Nielsen NV	406,277
728		Resources Connection, Inc	8,226
418	*	SP Plus Corp	6,642
5,558		TransUnion	497,830
1,943	*	TrueBlue, Inc	29,980
393		Verisk Analytics, Inc	74,163
2,446		Viad Corp	35,369
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,675,937
74

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.7%
702		Garmin Ltd	$69,210
5		Hasbro, Inc	364
1,724	*,e	iRobot Corp	125,318
2,061		Lennar Corp (Class A)	149,113
5,637	*	Lululemon Athletica, Inc	1,835,351
670	*	Mattel, Inc	7,444
33,009		Nike, Inc (Class B)	3,222,008
118	*	NVR, Inc	463,758
9,623	*	Sonos, Inc	153,968
4,203		VF Corp	253,693
		TOTAL CONSUMER DURABLES & APPAREL	6,280,227

CONSUMER SERVICES - 2.8%
3,091	*	Bright Horizons Family Solutions	331,479
1,115		Carriage Services, Inc	24,653
7,646		Darden Restaurants, Inc	580,331
5,630	e	Dave & Buster’s Entertainment, Inc	69,474
2,879		Domino’s Pizza, Inc	1,113,050
1,397	*	El Pollo Loco Holdings, Inc	27,605
128	*	frontdoor, Inc	5,375
212		Graham Holdings Co	84,454
26,860		Hilton Worldwide Holdings, Inc	2,015,843
1,841	*	Regis Corp	14,139
21,585		Royal Caribbean Cruises Ltd	1,051,405
1,399		Service Corp International	60,661
8,519	*	ServiceMaster Global Holdings, Inc	348,342
4,968		Six Flags Entertainment Corp	86,394
37,373		Starbucks Corp	2,860,156
2,511		Vail Resorts, Inc	482,187
191	*	WW International Inc	4,924
14,850		Yum! Brands, Inc	1,352,093
		TOTAL CONSUMER SERVICES	10,512,565

DIVERSIFIED FINANCIALS - 5.9%
26,572		American Express Co	2,479,699
37,168		Bank of New York Mellon Corp	1,332,473
4,833		BlackRock, Inc	2,779,023
47,981		Charles Schwab Corp	1,590,570
14,513		CME Group, Inc	2,411,770
21,600		Discover Financial Services	1,067,688
25,724		Intercontinental Exchange Group, Inc	2,489,569
3,991		Legg Mason, Inc	199,510
5,572		Moody’s Corp	1,567,404
49,071		Morgan Stanley	2,398,591
544	*,†	NewStar Financial, Inc	131
1,455		Northern Trust Corp	113,999
14,414		Redwood Trust, Inc	102,772
7,863		S&P Global, Inc	2,754,016
11,874		State Street Corp	757,442
1,591		T Rowe Price Group, Inc	219,717
		TOTAL DIVERSIFIED FINANCIALS	22,264,374

ENERGY - 1.7%
34,959		Antero Midstream Corp	198,218
14,920		Archrock, Inc	99,367
82,824		Baker Hughes Co	1,282,944
5,452		Cactus, Inc	123,324
75

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

21,764	*	ChampionX Corp	$206,976
29,193	*	Cheniere Energy, Inc	1,444,470
16,479	*	Clean Energy Fuels Corp	39,220
8,569		Delek US Holdings, Inc	149,786
1,475		DMC Global, Inc	43,335
4,191	*	Dril-Quip, Inc	139,518
20,395		Equitrans Midstream Corp	196,812
18,779	*	Frank’s International NV	42,816
16,682	*	Helix Energy Solutions Group, Inc	69,898
8,001		Liberty Oilfield Services, Inc	45,206
1,677	*	Matrix Service Co	14,682
49,597		National Oilwell Varco, Inc	570,861
11,825	*	Oceaneering International, Inc	66,456
56,094		ONEOK, Inc	1,565,584
4,633	*	Renewable Energy Group, Inc	127,778
4,726	*	Select Energy Services, Inc	20,983
7,224		World Fuel Services Corp	169,981
		TOTAL ENERGY	6,618,215

FOOD & STAPLES RETAILING - 0.3%
1,926	*	Chefs’ Warehouse Holdings, Inc	22,207
6,406	*	Performance Food Group Co	179,496
2,228		SpartanNash Co	46,844
11,765	*	Sprouts Farmers Market, Inc	310,361
6,704	*	United Natural Foods, Inc	133,074
24,573	*	US Foods Holding Corp	498,832
589		Weis Markets, Inc	29,344
		TOTAL FOOD & STAPLES RETAILING	1,220,158

FOOD, BEVERAGE & TOBACCO - 3.6%
6,500	*	Beyond Meat, Inc	818,350
83,017		Coca-Cola Co	3,921,723
1,258	*	Darling International, Inc	35,136
1,236		Fresh Del Monte Produce, Inc	27,909
34,501		General Mills, Inc	2,182,878
87	*	Hain Celestial Group, Inc	2,956
24,050		Hormel Foods Corp	1,223,183
6,455		Kellogg Co	445,330
4,824		McCormick & Co, Inc	940,198
29,453		PepsiCo, Inc	4,054,500
		TOTAL FOOD, BEVERAGE & TOBACCO	13,652,163

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
2,773	*	Abiomed, Inc	831,734
126	*	Acadia Healthcare Co, Inc	3,756
7,013	*	Align Technology, Inc	2,060,560
8,131	*	Allscripts Healthcare Solutions, Inc	73,179
43	*	AMN Healthcare Services, Inc	2,362
2,779	*	Angiodynamics, Inc	22,954
9,859	*	Antares Pharma, Inc	25,732
22,631	*	Brookdale Senior Living, Inc	62,688
22,079		Cerner Corp	1,533,387
10,266	*	Cerus Corp	73,197
13,485		Cigna Corp	2,328,725
711		Computer Programs & Systems, Inc	17,547
2,215		Cooper Cos, Inc	626,690
76

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

41,530		CVS Health Corp	$2,613,898
15,250		Dentsply Sirona, Inc	680,150
30,285	*	Edwards Lifesciences Corp	2,374,647
295		Encompass Health Corp	20,084
9,467	*	Envista Holdings Corp	207,043
8,210	*	GenMark Diagnostics, Inc	146,631
517	*	Guardant Health, Inc	44,038
4,734		HCA Healthcare, Inc	599,514
3,910	*,e	Health Catalyst, Inc	136,459
1,150		Hill-Rom Holdings, Inc	111,803
6,341	*	Hologic, Inc	442,475
2,544		Humana, Inc	998,393
5,917	*	IDEXX Laboratories, Inc	2,353,487
90	*	Integer Holding Corp	5,919
62	*	LivaNova plc	2,885
2,340	*	NextGen Healthcare, Inc	34,211
5,147	*	Omnicell, Inc	361,783
4,963	*	OraSure Technologies, Inc	90,078
1,385	*	Orthofix Medical Inc	42,533
69	*	Penumbra, Inc	15,312
4,688	*	Quidel Corp	1,324,219
7,333	*,e	Quotient Ltd	57,491
586	*	RadNet, Inc	9,312
6,489		Resmed, Inc	1,314,087
2,949	*	Staar Surgical Co	171,602
315	*	Surgery Partners, Inc	4,810
368	*,e	Tactile Systems Technology, Inc	15,081
1,379	*	Tandem Diabetes Care, Inc	144,050
272	*,e	Tivity Health, Inc	3,569
577	*	Triple-S Management Corp (Class B)	11,228
16,971		UnitedHealth Group, Inc	5,138,479
2,785	*	Varian Medical Systems, Inc	397,475
3,852	*	Vocera Communications, Inc	118,526
2,225		West Pharmaceutical Services, Inc	598,236
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	28,252,019

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
243		Clorox Co	57,472
26,286		Colgate-Palmolive Co	2,029,279
12,182		Estee Lauder Cos (Class A)	2,406,432
1,875		Kimberly-Clark Corp	285,075
42,666		Procter & Gamble Co	5,594,366
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,372,624

INSURANCE - 3.1%
5,770		Aflac, Inc	205,239
5,460		Allstate Corp	515,369
5,240		Aon plc	1,075,353
19,126		Chubb Ltd	2,433,592
29,749		Loews Corp	1,083,161
19,808		Marsh & McLennan Cos, Inc	2,309,613
6,495		ProAssurance Corp	95,477
9,518		Progressive Corp	859,856
24,771		Prudential Financial, Inc	1,569,738
10,986		Travelers Cos, Inc	1,257,018
156		White Mountains Insurance Group Ltd	137,300
77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

300		Willis Towers Watson plc	$63,003
		TOTAL INSURANCE	11,604,719

MATERIALS - 2.9%
21,291		Ball Corp	1,567,656
81		Compass Minerals International, Inc	4,126
12,308		Ecolab, Inc	2,302,581
1,497		International Flavors & Fragrances, Inc	188,547
13,568		Linde plc	3,325,652
41,395		Mosaic Co	557,591
898		Myers Industries, Inc	13,524
36,345		Newmont Goldcorp Corp	2,515,074
3,321		PPG Industries, Inc	357,506
955		Reliance Steel & Aluminum Co	93,838
1,689		Schnitzer Steel Industries, Inc (Class A)	31,078
4,276		Trinseo S.A.	92,789
1,227	*	US Concrete, Inc	30,454
		TOTAL MATERIALS	11,080,416

MEDIA & ENTERTAINMENT - 7.3%
29,337		Activision Blizzard, Inc	2,424,116
4,110	*	Alphabet, Inc (Class A)	6,115,475
4,065	*	Alphabet, Inc (Class C)	6,028,232
336		Cable One, Inc	612,380
12,955		Cinemark Holdings, Inc	153,258
94,526		Comcast Corp (Class A)	4,045,713
19,024	*,e	Discovery, Inc (Class A)	401,406
17,717	*	Discovery, Inc (Class C)	335,737
15,377	*	Electronic Arts, Inc	2,177,691
768	*	Hemisphere Media Group, Inc	6,758
7,254	*	iHeartMedia, Inc	60,643
5,996	*	Imax Corp	67,695
764		John Wiley & Sons, Inc (Class A)	25,846
9,113	*	Liberty Broadband Corp (Class C)	1,250,942
980		Loral Space & Communications, Inc	17,807
2,286	*	Madison Square Garden Co	351,335
10,118		New York Times Co (Class A)	466,845
14,535		Omnicom Group, Inc	780,966
2,171		Scholastic Corp	51,952
3,827	e	Sinclair Broadcast Group, Inc (Class A)	78,836
148,751		Sirius XM Holdings, Inc	874,656
4,753	*	Take-Two Interactive Software, Inc	779,587
7,949		TEGNA, Inc	93,639
12,253		TripAdvisor, Inc	247,878
4,343		World Wrestling Entertainment, Inc (Class A)	202,427
		TOTAL MEDIA & ENTERTAINMENT	27,651,820

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
39,411		AbbVie, Inc	3,740,498
3,696	*	Accelerate Diagnostics, Inc	53,703
4,202	*	Aerie Pharmaceuticals, Inc	48,575
1,340		Agilent Technologies, Inc	129,082
5,162	*	Agios Pharmaceuticals, Inc	233,942
14,221		Amgen, Inc	3,479,452
1,705	*	Assembly Biosciences, Inc	37,851
7,200	*	Atara Biotherapeutics, Inc	89,208
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,874	*	Avrobio, Inc	$65,664
18,693	*	BioCryst Pharmaceuticals, Inc	76,080
5,322	*	Biogen, Inc	1,461,900
1,272	*	BioMarin Pharmaceutical, Inc	152,398
8,261	*	Bluebird Bio, Inc	501,443
57,355		Bristol-Myers Squibb Co	3,364,444
21,142		Eli Lilly & Co	3,177,431
1,573	*,e	Esperion Thereapeutics, Inc	59,192
2,615	*	Flexion Therapeutics, Inc	35,486
39,729		Gilead Sciences, Inc	2,762,357
4,157	*	Insmed, Inc	108,581
3,298	*	Intersect ENT, Inc	56,693
5,648	*	Intra-Cellular Therapies, Inc	111,972
1,896	*	IQVIA Holdings, Inc	300,307
8,497	*	Karyopharm Therapeutics, Inc	136,377
5,337	*	MacroGenics, Inc	135,560
52,521		Merck & Co, Inc	4,214,285
38,388	*,e	Opko Health, Inc	197,698
2,785	*	Prothena Corp plc	34,088
5,509	*	Radius Health, Inc	69,138
417	*	Reata Pharmaceuticals, Inc	61,591
2,210	*	Revance Therapeutics, Inc	51,891
6,238	*	Sage Therapeutics, Inc	284,266
7,138	*	Sangamo Therapeutics Inc	77,305
29,622	*,e	TherapeuticsMD, Inc	54,801
2,551	*	Ultragenyx Pharmaceutical, Inc	199,386
9,599	*	Vertex Pharmaceuticals, Inc	2,610,928
183	*	Waters Corp	39,006
17,954		Zoetis, Inc	2,723,263
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	30,935,842

REAL ESTATE - 4.1%
2,875		Alexandria Real Estate Equities, Inc	510,456
349		American Campus Communities, Inc	12,438
11,986		American Tower Corp	3,133,020
5,091		Boston Properties, Inc	453,557
1,428	*	CBRE Group, Inc	62,561
58,844		Colony Capital, Inc	112,980
37		CyrusOne, Inc	3,087
24,207		DiamondRock Hospitality Co	111,836
3,504		Equinix, Inc	2,752,322
3,115		Franklin Street Properties Corp	16,354
4,263		Healthpeak Properties Inc	116,337
35,593		Host Hotels and Resorts, Inc	383,693
2,503	*	Howard Hughes Corp	133,135
973		Hudson Pacific Properties	22,934
6,811		Iron Mountain, Inc	192,002
17,199		Macerich Co	131,228
15,635		Paramount Group, Inc	111,478
28,618		Park Hotels & Resorts, Inc	236,671
26,234		Prologis, Inc	2,765,588
1,297		Regency Centers Corp	53,216
18,988		RLJ Lodging Trust	152,094
7,378		SBA Communications Corp	2,298,542
1,117		UDR, Inc	40,435
3,285		Ventas, Inc	126,013
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

25,318		Welltower, Inc	$1,356,032
13,732		Xenia Hotels & Resorts, Inc	109,307
		TOTAL REAL ESTATE	15,397,316

RETAILING - 6.4%
3,119	*	1-800-FLOWERS.COM, Inc (Class A)	88,112
17,173	*	BJ’s Wholesale Club Holdings, Inc	687,779
1,549	*	Booking Holdings, Inc	2,574,639
41,382		eBay, Inc	2,287,597
15,091	*	Etsy, Inc	1,786,473
17,058		Expedia Group Inc	1,381,869
6,931	*,e	GameStop Corp (Class A)	27,793
2,786	*	Groupon, Inc	42,765
703	*	Hibbett Sports, Inc	16,302
19,436		Home Depot, Inc	5,160,064
519	*	Lands’ End, Inc	4,474
11	*	LKQ Corp	310
21,208		Lowe’s Companies, Inc	3,158,083
39,162	e	Macy’s, Inc	237,322
10,411	*	Quotient Technology, Inc	83,392
7,558	*	RealReal, Inc	103,091
1,635		Signet Jewelers Ltd	17,560
16,240		Target Corp	2,044,291
2,757		Tiffany & Co	345,617
35,913		TJX Companies, Inc	1,867,117
8,304	*,e	Wayfair, Inc	2,209,611
104		Winmark Corp	16,534
309	*	Zumiez, Inc	7,138
		TOTAL RETAILING	24,147,933

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
39,649		Applied Materials, Inc	2,550,620
67		Brooks Automation, Inc	3,648
1,373	*	Cree, Inc	94,627
10,487	*	First Solar, Inc	624,501
87,495		Intel Corp	4,176,137
2,227		Lam Research Corp	839,935
360		NVE Corp	19,527
11,253		NVIDIA Corp	4,777,911
1,079	*	Silicon Laboratories, Inc	108,450
24,614		Texas Instruments, Inc	3,139,516
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,334,872

SOFTWARE & SERVICES - 11.9%
15,592		Accenture plc	3,504,770
9,803	*	Adobe, Inc	4,355,669
9,114	*	Autodesk, Inc	2,154,823
845	*	Benefitfocus, Inc	9,895
1,156	*	ChannelAdvisor Corp	23,548
13,287	*	Conduent, Inc	25,378
3,962		CSG Systems International, Inc	166,919
30,912		DXC Technology Co	553,634
3,754	*	ExlService Holdings, Inc	240,481
24,973		International Business Machines Corp	3,070,181
7,899		Intuit, Inc	2,420,017
14,065	*	Limelight Networks, Inc	88,187
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,912		LogMeIn, Inc	$507,309
95,791	d	Microsoft Corp	19,638,113
6,139	*	New Relic, Inc	435,316
3,674	*	Nutanix, Inc	81,526
3,577	*	Perficient, Inc	140,254
33,623		Sabre Corp	254,190
19,553	*	salesforce.com, Inc	3,809,902
7,072		Science Applications International Corp	565,618
2,174	*	SPS Commerce, Inc	163,420
5,395	*	SVMK, Inc	129,372
4,281	*	Sykes Enterprises, Inc	117,556
3,650	*	Teradata Corp	76,650
1,948		TTEC Holdings, Inc	92,452
3,213	*	Virtusa Corp	130,448
9,518	*	VMware, Inc (Class A)	1,334,519
5,279	*	WEX, Inc	836,035
		TOTAL SOFTWARE & SERVICES	44,926,182

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
52,451		Apple, Inc	22,293,773
246		Badger Meter, Inc	15,399
9,562	*	Ciena Corp	569,035
88,694		Cisco Systems, Inc	4,177,487
2,290		Dolby Laboratories, Inc (Class A)	159,384
214	*	Fabrinet	15,543
28,939	*	Fitbit, Inc	189,261
130,822		Hewlett Packard Enterprise Co	1,291,213
32,284		HP, Inc	567,553
565	*	Insight Enterprises, Inc	28,159
681	*	Keysight Technologies, Inc	68,025
172	*	Lumentum Holdings, Inc	15,967
600		Methode Electronics, Inc	16,920
147	*	OSI Systems, Inc	10,431
644	*	Ribbon Communications, Inc	2,834
5,062		Synnex Corp	631,434
1,602	*	TTM Technologies, Inc	19,721
48		Vishay Intertechnology, Inc	753
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	30,072,892

TELECOMMUNICATION SERVICES - 1.3%
5,309	*	Boingo Wireless, Inc	76,715
7,938	*	Iridium Communications, Inc	217,422
80,161		Verizon Communications, Inc	4,607,654
		TOTAL TELECOMMUNICATION SERVICES	4,901,791

TRANSPORTATION - 1.8%
3,575	*	Avis Budget Group, Inc	92,593
34,366		CSX Corp	2,451,670
5,920		Kansas City Southern	1,017,352
5,982		Macquarie Infrastructure Co LLC	179,221
492		Old Dominion Freight Line	89,947
2,512		Ryder System, Inc	92,015
21,100		United Parcel Service, Inc (Class B)	3,012,236
		TOTAL TRANSPORTATION	6,935,034
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

UTILITIES - 2.4%
12,599		American Water Works Co, Inc			$1,855,455
26,194		Consolidated Edison, Inc			2,012,485
23,957		Eversource Energy			2,157,807
1,853		Ormat Technologies, Inc			110,254
14,956		Sempra Energy			1,861,424
5,408		Southwest Gas Holdings Inc			376,613
22,816		UGI Corp			760,685
		TOTAL UTILITIES			9,134,723

		TOTAL COMMON STOCKS			373,606,640
		(Cost $313,194,159)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.7%

REPURCHASE AGREEMENT - 1.7%
$6,525,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	6,525,000
		TOTAL REPURCHASE AGREEMENT			6,525,000

TREASURY DEBT - 1.1%
3,950,000		United States Treasury Bill	0.093	09/03/20	3,949,686
		TOTAL TREASURY DEBT			3,949,686

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
3,404,131	c	State Street Navigator Securities Lending Government Money Market Portfolio			3,404,131
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,404,131

		TOTAL SHORT-TERM INVESTMENTS			13,878,817
		(Cost $13,878,797)

		TOTAL INVESTMENTS - 102.4%			387,485,457
		(Cost $327,072,956)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(8,996,678)
		NET ASSETS - 100.0%			$378,488,779

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,466,587.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $6,525,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $6,655,572.
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	24	09/18/20	$3,890,418	$3,916,200	$25,782
83

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.9%

BRAZIL - 11.4%
894,850	*	Afya Ltd	$23,400,327
9,984,363		Arcos Dorados Holdings, Inc	46,427,288
776,100	*	B2W Companhia Global Do Varejo	17,752,011
2,558,950		Banco do Brasil S.A.	16,472,485
6,211,400		Banco Itau Holding Financeira S.A.	32,018,201
2,658,600		Cia Brasileira de Distribuicao	36,184,950
12,240,000	*	Empresa Brasileira de Aeronautica S.A.	17,855,939
4,147,600		Petroleo Brasileiro S.A. (Preference)	17,650,884
		TOTAL BRAZIL	207,762,085

CHINA - 33.8%
709,054	*	Alibaba Group Holding Ltd (ADR)	177,986,735
3,008,600	e	BYD Co Ltd (H shares)	28,346,069
5,076,775		China Merchants Bank Co Ltd (Class A)	25,301,438
22,809,900		China Unicom Ltd	12,687,462
3,322,152		China Vanke Co Ltd (Class A)	12,767,611
20,638,000	e	Chinasoft International Ltd	15,741,588
14,758,000		CNOOC Ltd	15,577,072
12,558,358		Foxconn Industrial Internet Co Ltd	26,337,510
2,175,669		Gree Electric Appliances, Inc of Zhuhai	17,730,704
2,537,971		Hangzhou Hikvision Digital Technology Co Ltd	13,456,189
439,800	*	JD.com, Inc (ADR)	28,054,842
6,514,894		Ping An Bank Co Ltd	12,441,881
1,702,200		Ping An Insurance Group Co of China Ltd	17,960,289
2,595,152		Ping An Insurance Group Co of China Ltd (Class A)	28,191,596
1,934,976		Tencent Holdings Ltd	132,735,782
997,100	*	Tencent Music Entertainment (ADR)	16,093,194
751,200	*	Vipshop Holdings Ltd (ADR)	17,104,824
814,400	*,g	Wuxi Biologics Cayman, Inc	16,812,345
		TOTAL CHINA	615,327,131

HONG KONG - 0.8%
895,800		Melco Crown Entertainment Ltd (ADR)	14,744,868
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	14,744,868

INDIA - 11.0%
2,687,400		Bharat Petroleum Corp Ltd	14,827,519
19,355,557	*	Edelweiss Capital Ltd	19,570,577
79,700		Eicher Motors Ltd	21,948,725
670,500		Housing Development Finance Corp	15,946,140
1,229,900	*	ICICI Bank Ltd (ADR)	11,548,761
872,224	*	MakeMyTrip Ltd	13,580,528
1,876,600		Piramal Healthcare Ltd	36,868,022
1,781,500		Reliance Industries Ltd	49,268,417
12,567,600	*	Tata Motors Ltd	17,418,117
		TOTAL INDIA	200,976,806
84

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 3.4%
63,297,900		Bank Rakyat Indonesia	$13,749,263
52,976,800		PT Astra International Tbk	18,661,794
7,188,600		PT Bank Central Asia Tbk	15,397,779
9,237,400		PT United Tractors Tbk	13,537,564
		TOTAL INDONESIA	61,346,400

ITALY - 1.9%
8,843,171	e	Prada S.p.A	34,137,150
		TOTAL ITALY	34,137,150

KOREA, REPUBLIC OF - 9.7%
173,600		Amorepacific Corp	24,259,973
700,400		Hana Financial Group, Inc	17,380,573
50,900		LG Chem Ltd	24,372,938
197,200		Samsung Electro-Mechanics Co Ltd	23,329,055
1,769,800		Samsung Electronics Co Ltd	86,496,922
		TOTAL KOREA, REPUBLIC OF	175,839,461

MACAU - 1.8%
1,882,079		Galaxy Entertainment Group Ltd	12,835,286
11,724,500		Wynn Macau Ltd	20,562,638
		TOTAL MACAU	33,397,924

MEXICO - 3.2%
443,000		Fomento Economico Mexicano SAB de C.V. (ADR)	27,248,930
3,822,600	*	Grupo Financiero Banorte S.A. de C.V.	13,723,916
2,944,548	*	Grupo Televisa SAB (ADR)	16,460,023
		TOTAL MEXICO	57,432,869

PERU - 2.1%
1,129,700		Cia de Minas Buenaventura S.A. (ADR) (Series B)	13,398,242
198,400		Credicorp Ltd (NY)	25,230,528
		TOTAL PERU	38,628,770

PHILIPPINES - 0.1%
19,341,200	*	Alliance Global Group, Inc	2,247,407
		TOTAL PHILIPPINES	2,247,407

RUSSIA - 1.6%
441,300	*	Mail.Ru Group Ltd	11,672,385
1,532,618	*	Sberbank of Russia (ADR)	18,268,807
		TOTAL RUSSIA	29,941,192

SAUDI ARABIA - 0.8%
865,600		Al Rajhi Bank	13,604,164
		TOTAL SAUDI ARABIA	13,604,164

SOUTH AFRICA - 2.9%
281,200		Capitec Bank Holdings Ltd	14,549,632
6,420,000		FirstRand Ltd	14,621,933
132,917		Naspers Ltd (N Shares)	24,184,411
		TOTAL SOUTH AFRICA	53,355,976
85

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

TAIWAN - 9.0%
400		MediaTek, Inc	$9,551
241,800	*	Sea Ltd (ADR)	29,547,960
7,251,400		Taiwan Semiconductor Manufacturing Co Ltd	105,533,957
1,278,000		Win Semiconductors Corp	13,781,558
1,072,000		Yageo Corp	14,234,771
		TOTAL TAIWAN	163,107,797

TANZANIA, UNITED REPUBLIC OF - 0.6%
364,100		AngloGold Ashanti Ltd (ADR)	11,720,379
		TOTAL TANZANIA, UNITED REPUBLIC OF	11,720,379

THAILAND - 0.7%
5,997,400		Siam Commercial Bank PCL (ADR)	12,928,720
		TOTAL THAILAND	12,928,720

TURKEY - 1.3%
4,517,700		Anadolu Efes Biracilik Ve Malt Sanayii AS	12,514,066
10,744,100	*	Turkiye Garanti Bankasi AS	10,799,809
		TOTAL TURKEY	23,313,875

UNITED STATES - 0.8%
317,500		Las Vegas Sands Corp	13,855,700
		TOTAL UNITED STATES	13,855,700

		TOTAL COMMON STOCKS	1,763,668,674
		(Cost $1,471,989,966)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc	3,504
		TOTAL PHILIPPINES	3,504

		TOTAL PREFERRED STOCKS	3,504
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
51,447		B2W Cia Digital	69,036
		TOTAL BRAZIL	69,036

		TOTAL RIGHTS / WARRANTS	69,036
		(Cost $0)
86

TIAA-CREF FUNDS - Emerging Markets Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENT - 1.3%
$24,295,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	$24,295,000
		TOTAL REPURCHASE AGREEMENT			24,295,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
6,527,888	c	State Street Navigator Securities Lending Government Money Market Portfolio			6,527,888
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			6,527,888

		TOTAL SHORT-TERM INVESTMENTS			30,822,888
		(Cost $30,822,888)

		TOTAL INVESTMENTS - 98.6%			1,794,564,102
		(Cost $1,502,816,911)
		OTHER ASSETS & LIABILITIES, NET - 1.4%			26,257,945
		NET ASSETS - 100.0%			$1,820,822,047

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,322,590.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $16,812,345 or 0.9% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $24,295,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $24,780,976.
87

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$548,732,018	30.1%
FINANCIALS	349,706,491	19.2
INFORMATION TECHNOLOGY	298,990,138	16.4
COMMUNICATION SERVICES	219,196,805	12.1
ENERGY	110,861,456	6.1
CONSUMER STAPLES	100,207,919	5.5
HEALTH CARE	53,680,366	3.0
MATERIALS	49,491,559	2.7
INDUSTRIALS	20,103,347	1.1
REAL ESTATE	12,771,115	0.7
SHORT-TERM INVESTMENTS	30,822,888	1.7
OTHER ASSETS & LIABILITIES, NET	26,257,945	1.4

NET ASSETS	$1,820,822,047	100.0%
88

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUSTRALIA - 6.4%
1,900,156		BHP Billiton Ltd	$50,028,915
646,122		Commonwealth Bank of Australia	32,871,356
382,457		CSL Ltd	74,388,901
5,594,860		Fortescue Metals Group Ltd	69,640,381
4,692,046	*	NEXTDC Ltd	37,981,203
351,328		Rio Tinto plc	21,386,102
		TOTAL AUSTRALIA	286,296,858

BRAZIL - 0.9%
1,099,000		Cia Brasileira de Distribuicao	14,957,970
3,571,400		Lojas Americanas S.A. (Preference)	23,345,840
		TOTAL BRAZIL	38,303,810

CHINA - 3.4%
172,633	*	Alibaba Group Holding Ltd (ADR)	43,334,336
618,178	*	GDS Holdings Ltd (ADR)	49,633,511
462,340		Tencent Holdings Ltd	31,715,670
1,298,000	*,g	Wuxi Biologics Cayman, Inc	26,795,707
		TOTAL CHINA	151,479,224

DENMARK - 4.3%
620,319		DSV AS	84,881,641
585,751		Novo Nordisk AS	38,432,628
482,738	g	Orsted AS	68,802,211
		TOTAL DENMARK	192,116,480

FINLAND - 0.7%
660,736		Neste Oil Oyj	30,348,620
		TOTAL FINLAND	30,348,620

FRANCE - 14.5%
1,054,969		Airbus SE	77,219,505
1,804,018		BNP Paribas S.A.	72,780,863
1,669,403		Compagnie de Saint-Gobain	61,759,620
5,016,332		Credit Agricole S.A.	48,285,980
352,350		Dassault Systemes S.A.	64,160,625
390,845		Essilor International S.A.	52,058,590
98,139		Kering	55,614,007
576,955		Sanofi-Aventis	60,578,606
867,179		Schneider Electric S.A.	99,433,761
637,966		Vinci S.A.	54,906,587
		TOTAL FRANCE	646,798,144
89

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 11.7%
136,102		Adidas-Salomon AG.	$37,533,834
277,489		BASF SE	15,307,975
714,326		Bayer AG.	47,455,180
632,508		Bayerische Motoren Werke AG.	40,449,172
363,211		Heidelberg Cement AG.	20,156,544
4,396,091		Infineon Technologies AG.	112,079,985
597,728	*	Lanxess AG.	31,001,578
787,747		RWE AG.	29,693,625
317,522		SAP AG.	50,121,910
1,087,293		Siemens AG.	138,560,261
		TOTAL GERMANY	522,360,064

HONG KONG - 2.5%
2,387,524		Hong Kong Exchanges and Clearing Ltd	113,677,509
		TOTAL HONG KONG	113,677,509

IRELAND - 1.7%
2,049,843		CRH plc	74,631,743
		TOTAL IRELAND	74,631,743

ITALY - 3.8%
6,385,230		Enel S.p.A.	58,492,068
1,251,242		Moncler S.p.A	48,375,340
6,612,267		UniCredit S.p.A.	60,686,982
		TOTAL ITALY	167,554,390

JAPAN - 20.0%
1,279,000		Daiichi Sankyo Co Ltd	113,174,306
377,816		Daikin Industries Ltd	66,475,392
2,329,979	*	Hitachi Ltd	69,792,281
904,900		Kao Corp	65,645,051
264,928		Nintendo Co Ltd	116,518,015
2,784,600		ORIX Corp	30,115,757
2,290,200		Recruit Holdings Co Ltd	71,444,711
1,164,200	*	SBI Holdings, Inc	24,514,434
2,126,659		Sony Corp	165,230,778
1,860,800		Sumitomo Mitsui Financial Group, Inc	49,583,687
637,900		Tokio Marine Holdings, Inc	26,935,298
1,581,889		Toyota Motor Corp	93,907,159
		TOTAL JAPAN	893,336,869

KOREA, REPUBLIC OF - 0.8%
77,233		LG Chem Ltd	36,982,222
		TOTAL KOREA, REPUBLIC OF	36,982,222

NETHERLANDS - 4.1%
311,485		ASML Holding NV	110,744,638
10,403,790		ING Groep NV	72,544,380
		TOTAL NETHERLANDS	183,289,018

RUSSIA - 1.1%
1,414,117	*	Sberbank of Russia (ADR)	16,856,275
598,437	*	Yandex NV	34,434,065
		TOTAL RUSSIA	51,290,340
90

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

SPAIN - 0.8%
2,803,468		Iberdrola S.A.			$36,235,626
63,715	*	Iberdrola S.A.-Interim			823,537
		TOTAL SPAIN			37,059,163

SWITZERLAND - 9.0%
5,989,711		Credit Suisse Group			63,875,914
141,298		Lonza Group AG.			88,358,589
764,756		Nestle S.A.			90,946,085
441,809		Roche Holding AG.			153,023,417
28,376	*	Zur Rose Group AG.			7,840,922
		TOTAL SWITZERLAND			404,044,927

TAIWAN - 1.6%
880,255		Taiwan Semiconductor Manufacturing Co Ltd (ADR)			69,443,317
		TOTAL TAIWAN			69,443,317

UNITED KINGDOM - 10.4%
1,337,317		Ashtead Group plc			42,585,216
1,114,233		AstraZeneca plc			123,100,005
1,840,952		British American Tobacco plc			60,840,357
347,359		Linde plc (Xetra)			84,539,097
23,004,777		Lloyds TSB Group plc			7,837,967
734,946		Reckitt Benckiser Group plc			73,692,690
25,723,905		Tesco plc			72,601,671
		TOTAL UNITED KINGDOM			465,197,003

UNITED STATES - 1.5%
857,766		Las Vegas Sands Corp			37,432,908
432,457		Wynn Resorts Ltd			31,322,861
		TOTAL UNITED STATES			68,755,769

		TOTAL COMMON STOCKS			4,432,965,470
		(Cost $4,129,445,558)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENT - 0.7%
$29,775,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	29,775,000
		TOTAL REPURCHASE AGREEMENT			29,775,000

TREASURY DEBT - 0.2%
10,345,000		United States Treasury Bill	0.110	08/20/20	10,344,573
		TOTAL TREASURY DEBT			10,344,573

		TOTAL SHORT-TERM INVESTMENTS			40,119,573
		(Cost $40,119,402)

		TOTAL INVESTMENTS - 100.1%			4,473,085,043
		(Cost $4,169,564,960)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(5,006,978)
		NET ASSETS - 100.0%			$4,468,078,065
91

TIAA-CREF FUNDS - International Equity Fund

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $95,597,918 or 2.1% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $29,775,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $30,370,525.
92

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
HEALTH CARE	$725,307,338	16.2%
INDUSTRIALS	697,266,694	15.6
CONSUMER DISCRETIONARY	628,604,824	14.1
FINANCIALS	620,566,402	13.9
INFORMATION TECHNOLOGY	563,957,471	12.6
MATERIALS	403,674,557	9.0
CONSUMER STAPLES	386,524,746	8.7
UTILITIES	194,047,068	4.3
COMMUNICATION SERVICES	182,667,750	4.1
ENERGY	30,348,620	0.7
SHORT-TERM INVESTMENTS	40,119,573	0.9
OTHER ASSETS & LIABILITIES, NET	(5,006,978)	(0.1)

NET ASSETS	$4,468,078,065	100.0%
93

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.8%

AUSTRALIA - 4.9%
416,196	*	Afterpay Touch Group Ltd	$20,243,253
119,100		CSL Ltd	23,165,266
1,418,600		IDP Education Ltd	13,435,559
1,529,800	*	NEXTDC Ltd	12,383,434
1,188,200	*,e	PointsBet Holdings Ltd	5,049,401
2,941,000	*,e	Zip Co Ltd	12,537,568
		TOTAL AUSTRALIA	86,814,481

BRAZIL - 7.2%
302,369	*	Arco Platform Ltd	13,168,170
1,359,300		Banco Inter S.A.	15,785,604
2,081,700		Localiza Rent A Car	20,319,975
1,217,500		Magazine Luiza S.A.	18,837,052
497,157	*	Pagseguro Digital Ltd	19,006,312
432,200	*	StoneCo Ltd	20,620,262
393,800	*	XP, Inc	18,311,700
		TOTAL BRAZIL	126,049,075

CANADA - 6.7%
897,032		Alimentation Couche Tard, Inc	31,174,616
803,995		Dollarama, Inc	29,399,884
656,400	*,e	Lightspeed POS, Inc	18,543,563
293,200		Nutrien Ltd	9,548,236
28,701	*	Shopify, Inc (Class A)	29,350,895
		TOTAL CANADA	118,017,194

CHINA - 6.9%
256,400	*	GDS Holdings Ltd (ADR)	20,586,356
267,600		Silergy Corp	16,053,461
1,106,500		Sunny Optical Technology Group Co Ltd	20,779,061
735,200		Tencent Holdings Ltd	50,433,363
11,128,034	g	Topsports International Holdings Ltd	13,401,056
		TOTAL CHINA	121,253,297

DENMARK - 3.1%
146,100		Carlsberg AS (Class B)	21,577,437
510,300		Novo Nordisk AS	33,482,094
		TOTAL DENMARK	55,059,531

FRANCE - 5.0%
171,602		Essilor International S.A.	22,856,524
83,512		L’Oreal S.A.	28,028,956
127,639		Teleperformance	37,355,502
		TOTAL FRANCE	88,240,982
GERMANY - 6.3%
309,000		Bayer AG.	20,527,953
81,100		Bechtle AG.	15,783,881
94

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

161,482		Beiersdorf AG.	$19,281,843
118,700		Deutsche Boerse AG.	21,596,730
300,700	*	HelloFresh SE	16,371,575
309,393	*,g	TeamViewer AG.	16,673,573
		TOTAL GERMANY	110,235,555

HONG KONG - 0.9%
946,100		Melco Crown Entertainment Ltd (ADR)	15,572,806
		TOTAL HONG KONG	15,572,806

INDONESIA - 1.1%
85,976,300		Bank Rakyat Indonesia	18,675,355
		TOTAL INDONESIA	18,675,355

IRELAND - 4.5%
491,610		CRH plc	17,898,791
148,605	*	Flutter Entertainment plc	22,255,847
757,886		Keywords Studios plc	18,869,223
587,889		Smurfit Kappa Group plc	19,860,722
		TOTAL IRELAND	78,884,583

ITALY - 4.8%
677,800		Amplifon S.p.A.	23,203,726
2,208,500		Davide Campari-Milano NV	22,295,625
119,600		Ferrari NV	21,386,232
451,089		Moncler S.p.A	17,439,939
		TOTAL ITALY	84,325,522

JAPAN - 14.7%
200,400	*,e	Amazia, Inc	7,684,381
229,100	*,e	BASE, Inc	14,135,575
639,100	e	Benefit One, Inc	14,016,970
255,200		Eisai Co Ltd	20,596,313
165,900		GMO Payment Gateway, Inc	17,392,191
2,302,400		Infomart Corp	14,297,286
177,000		IR Japan Holdings Ltd	19,548,453
580,700	e	Japan Elevator Service Holdings Co Ltd	19,286,664
517,200	*,e	Kamakura Shinsho Ltd	3,761,160
512,100		MonotaRO Co Ltd	21,779,090
354,000		Paltac Corp	19,174,278
462,302		Seria Co Ltd	18,497,088
147,099	*	SHIFT, Inc	15,614,466
808,400		SMS Co Ltd	20,059,485
276,400		TechnoPro Holdings, Inc	14,124,043
199,400	e	Workman Co Ltd	18,837,833
		TOTAL JAPAN	258,805,276

NETHERLANDS - 5.5%
13,593	*,g	Adyen NV	22,688,838
97,547		ASML Holding NV	34,681,629
2,973,200		ING Groep NV	20,731,767
166,241	*,g	Just Eat Takeaway	17,869,569
		TOTAL NETHERLANDS	95,971,803
95

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 1.0%
750,000		Fisher & Paykel Healthcare Corp	$17,965,811
		TOTAL NEW ZEALAND	17,965,811

NORWAY - 1.4%
1,328,986	e	Aker BP ASA	25,306,645
		TOTAL NORWAY	25,306,645

PHILIPPINES - 1.0%
5,703,054		Banco de Oro Universal Bank	10,198,942
6,009,020		Robinsons Retail Holdings, Inc	7,538,141
		TOTAL PHILIPPINES	17,737,083

PORTUGAL - 1.1%
1,204,396		Jeronimo Martins SGPS S.A.	20,193,220
		TOTAL PORTUGAL	20,193,220

SPAIN - 1.1%
376,699		Amadeus IT Holding S.A.	18,810,564
142,139	*,†,e	Let’s GOWEX S.A.	1,674
		TOTAL SPAIN	18,812,238

SWEDEN - 4.0%
370,835		Hexagon AB (B Shares)	24,251,642
652,000	e	Intrum Justitia AB	15,631,711
396,800		Swedish Match AB	30,572,939
		TOTAL SWEDEN	70,456,292

SWITZERLAND - 5.3%
329,787		Alcon, Inc	19,932,082
52,867		Lonza Group AG.	33,059,587
115,900		Roche Holding AG.	40,142,718
		TOTAL SWITZERLAND	93,134,387

TAIWAN - 0.9%
1,197,540		Dadi Early-Childhood Education Group Ltd	7,236,382
2,700,349		Hota Industrial Manufacturing Co Ltd	8,772,193
		TOTAL TAIWAN	16,008,575

UNITED KINGDOM - 8.3%
986,180		Ashtead Group plc	31,403,690
2,404,119		Beazley plc	13,096,240
5,204,788	*	boohoo.com plc	17,609,795
507,700		Dechra Pharmaceuticals plc	18,893,187
2,207,886		Electrocomponents plc	18,913,000
447,623		Fevertree Drinks plc	12,755,676
85,385		Linde plc (Xetra)	20,780,722
6,603,400		Tritax Big Box REIT plc	13,058,782
		TOTAL UNITED KINGDOM	146,511,092
96

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

UNITED STATES - 1.1%
60,900	*	Lululemon Athletica, Inc			$19,828,431
		TOTAL UNITED STATES			19,828,431

		TOTAL COMMON STOCKS			1,703,859,234
		(Cost $1,087,851,449)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
2,905	†	Banco Inter S.A.			14,908
		TOTAL BRAZIL			14,908

		TOTAL RIGHTS / WARRANTS			14,908
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.6%

TREASURY DEBT - 2.9%
$26,340,000		United States Treasury Bill	0.119%	08/04/20	26,339,945
26,630,000		United States Treasury Bill	0.083	08/13/20	26,629,389
		TOTAL TREASURY DEBT			52,969,334

REPURCHASE AGREEMENT - 1.3%
22,315,000	r	Fixed Income Clearing Corp (FICC)	0.080	08/03/20	22,315,000
		TOTAL REPURCHASE AGREEMENT			22,315,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
24,374,858	c	State Street Navigator Securities Lending Government Money Market Portfolio			24,374,858
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			24,374,858

		TOTAL SHORT-TERM INVESTMENTS			99,659,192
		(Cost $99,658,857)

		TOTAL INVESTMENTS - 102.4%			1,803,533,334
		(Cost $1,187,510,306)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(43,032,374)
		NET ASSETS - 100.0%			$1,760,500,960

		Abbreviation(s):
ADR		American Depositary Receipt
REIT		Real Estate Investment Trust

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $89,341,344.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $70,633,036 or 4.0% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $22,315,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $22,761,381.
97

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$409,678,465	23.4%
CONSUMER DISCRETIONARY	336,999,614	19.1
HEALTH CARE	250,968,737	14.3
INDUSTRIALS	213,525,583	12.1
CONSUMER STAPLES	193,418,452	11.0
FINANCIALS	130,948,815	7.4
MATERIALS	68,088,470	3.9
COMMUNICATION SERVICES	61,880,578	3.5
ENERGY	25,306,645	1.4
REAL ESTATE	13,058,783	0.7
SHORT-TERM INVESTMENTS	99,659,192	5.6
OTHER ASSETS & LIABILITIES, NET	(43,032,374)	(2.4)

NET ASSETS	$1,760,500,960	100.0%
98

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUSTRALIA - 7.6%
373,575		AGL Energy Ltd	$4,425,168
265,250		Aristocrat Leisure Ltd	4,973,308
140,282		Australian Stock Exchange Ltd	8,265,503
464,394		BHP Billiton Ltd	12,226,958
138,043		BHP Group plc	2,984,961
353,828		Commonwealth Bank of Australia	18,000,945
326,525		Computershare Ltd	3,125,120
66,151		CSL Ltd	12,866,545
736,195		Fortescue Metals Group Ltd	9,163,572
501,286		Goodman Group	6,094,934
312,657		Lend Lease Corp Ltd	2,539,891
42,927		Magellan Financial Group Ltd	1,864,975
170,649		Newcrest Mining Ltd	4,347,420
68,397		Orica Ltd	847,232
88,000		Origin Energy Ltd	336,941
1,157,588		Qantas Airways Ltd	2,654,075
2,012,370		QR National Ltd	6,417,344
59,122		Ramsay Health Care Ltd	2,613,140
200,534		Rio Tinto plc	12,206,942
1,423,086		Santos Ltd	5,315,665
2,196,193		Scentre Group	3,182,930
1,193,781		Stockland Trust Group	2,698,077
405,637	*	TPG Telecom Ltd	2,330,051
202,818	*,e	Tuas Ltd	102,157
159,262		Wesfarmers Ltd	5,295,101
287,198		Woolworths Ltd	7,950,799
		TOTAL AUSTRALIA	142,829,754

AUSTRIA - 0.6%
80,716	*	Erste Bank der Oesterreichischen Sparkassen AG.	1,806,686
253,361	*	OMV AG.	8,001,602
79,932	*	Raiffeisen International Bank Holding AG.	1,374,979
		TOTAL AUSTRIA	11,183,267

BELGIUM - 1.3%
6,000		Colruyt S.A.	348,460
3,800	*,e	Galapagos NV	705,451
58,254		Groupe Bruxelles Lambert S.A.	5,052,988
74,400		Groupe Bruxelles Lambert S.A. (EN Brussels)	6,453,498
77,820		Telenet Group Holding NV	3,018,825
71,962		UCB S.A.	9,246,524
		TOTAL BELGIUM	24,825,746
99

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
5,000	*	BeiGene Ltd (ADR)	$1,045,000
		TOTAL CHINA	1,045,000

DENMARK - 2.5%
5,112		AP Moller - Maersk AS (Class A)	6,069,182
106,969		Carlsberg AS (Class B)	15,798,198
356,903		Novo Nordisk AS	23,417,323
6,777		Vestas Wind Systems AS	868,710
		TOTAL DENMARK	46,153,413

FINLAND - 1.2%
5,271		Elisa Oyj (Series A)	312,616
146,144		Kone Oyj (Class B)	11,605,108
105,893		Neste Oil Oyj	4,863,828
240,395		UPM-Kymmene Oyj	6,417,027
		TOTAL FINLAND	23,198,579

FRANCE - 10.1%
122,479		Air Liquide	20,145,373
142,000		BNP Paribas S.A.	5,728,813
238,365		Bouygues S.A.	8,420,619
119,825		Cap Gemini S.A.	15,540,628
321,431		Carrefour S.A.	5,108,477
237,000		Credit Agricole S.A.	2,281,304
14,973		Dassault Systemes S.A.	2,726,485
133,559		Edenred	6,625,092
216,039		Faurecia	8,342,937
75,854		Fonciere Des Regions	5,451,469
24,832		Gecina S.A.	3,221,262
9,960		Hermes International	8,074,966
29,405	e	Iliad S.A.	5,750,781
31,447		Klepierre	544,623
9,466		L’Oreal S.A.	3,177,054
29,271		LVMH Moet Hennessy Louis Vuitton S.A.	12,728,292
70,647		Michelin (C.G.D.E.) (Class B)	7,316,633
722,312	e	Peugeot S.A.	11,610,961
246,232		Renault S.A.	5,851,761
17,400		Safran S.A.	1,850,520
105,824		Sanofi-Aventis	11,111,214
175,036		Schneider Electric S.A.	20,070,237
158,319		Societe Generale	2,437,371
360,136		Total S.A.	13,628,878
117,155		Valeo S.A.	3,006,475
		TOTAL FRANCE	190,752,225

GERMANY - 8.7%
117,887		Allianz AG.	24,458,518
61,908		Aroundtown S.A.	372,784
96,175		BASF SE	5,305,596
165,494		Bayer AG.	10,994,346
196,000	*	Deutsche Bank AG.	1,762,526
80,349		Deutsche Boerse AG.	14,619,003
98,753		Deutsche Post AG.	4,008,401
17,568		Deutsche Telekom AG.	293,293
100

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

96,842		Deutsche Wohnen AG.	$4,711,987
45,707		Fresenius Medical Care AG.	4,026,881
175,219		Fresenius SE	8,742,324
31,374		Hannover Rueckversicherung AG.	5,307,550
64,224		Hochtief AG.	5,243,871
145,091	*	Lanxess AG.	7,525,246
60,425		Muenchener Rueckver AG.	16,017,061
26,805	*	Porsche AG.	1,517,242
206,309		RWE AG.	7,776,687
88,912		SAP AG.	14,035,057
36,565		Siemens AG.	4,659,697
49,493	g	Siemens Healthineers AG.	2,576,679
200,558		United Internet AG.	9,100,699
65,479		Volkswagen AG.	10,194,572
		TOTAL GERMANY	163,250,020

HONG KONG - 3.0%
1,950,575		AIA Group Ltd	17,588,216
600,000		Bank of East Asia Ltd	1,366,496
297,000		BOC Hong Kong Holdings Ltd	828,053
998,500		CK Asset Holdings Ltd	5,544,339
196,000		CK Infrastructure Holdings Ltd	1,022,060
267,800		Dairy Farm International Holdings Ltd	1,150,639
42,700		Hang Seng Bank Ltd	671,865
98,000		Henderson Land Development Co Ltd	366,768
1,208,000		HKT Trust and HKT Ltd	1,779,974
2,714,250		Hong Kong & China Gas Ltd	3,889,060
160,604		Hong Kong Exchanges and Clearing Ltd	7,646,860
13,200		Jardine Matheson Holdings Ltd	539,844
198,100		Jardine Strategic Holdings Ltd	3,990,760
27,700		Link REIT	214,926
29,900		Melco Crown Entertainment Ltd (ADR)	492,154
647,000		New World Development Co Ltd	3,159,153
387,000		Swire Properties Ltd	894,354
185,000		Techtronic Industries Co	1,934,922
3,955,000	g	WH Group Ltd	3,520,571
		TOTAL HONG KONG	56,601,014

IRELAND - 0.5%
19,677	*	AerCap Holdings NV	529,902
100,360		CRH plc	3,653,959
27,218		Kerry Group plc (Class A)	3,604,927
2,159		Paddy Power plc	327,127
62,717		Smurfit Kappa Group plc	2,118,776
		TOTAL IRELAND	10,234,691

ISRAEL - 1.2%
103,130	*	Check Point Software Technologies	12,927,346
853,282		Israel Discount Bank Ltd	2,623,505
138,115		Mizrahi Tefahot Bank Ltd	2,894,873
64,000	*	Teva Pharmaceutical Industries Ltd (ADR)	738,560
8,800	*	Wix.com Ltd	2,556,224
		TOTAL ISRAEL	21,740,508
101

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 2.2%
900,225		Assicurazioni Generali S.p.A.	$13,517,503
2,250,763		Enel S.p.A.	20,618,174
1,156,357		Intesa Sanpaolo S.p.A.	2,357,054
45,938		Recordati S.p.A.	2,467,339
4,247,712		Telecom Italia S.p.A.	1,722,683
		TOTAL ITALY	40,682,753

JAPAN - 24.1%
5,800		Advantest Corp	316,675
48,600		Alfresa Holdings Corp	995,199
44,000		Asahi Glass Co Ltd	1,236,879
631,900		Astellas Pharma, Inc	9,856,351
51,200		Central Japan Railway Co	6,211,043
186,000		Chiba Bank Ltd	852,222
53,500		Chubu Electric Power Co, Inc	636,173
233,700		Chugai Pharmaceutical Co Ltd	10,551,377
235,200		Chugoku Electric Power Co, Inc	2,870,147
4,300		Cosmos Pharmaceutical Corp	790,167
260,100		Dai Nippon Printing Co Ltd	5,650,883
12,000		Daiichi Sankyo Co Ltd	1,061,839
4,600		Daikin Industries Ltd	809,354
31,800		Daito Trust Construction Co Ltd	2,493,826
16,000		Disco Corp	3,877,377
254,600		Don Quijote Co Ltd	5,770,508
74,000		Eisai Co Ltd	5,972,285
74,400	e	FamilyMart Co Ltd	1,670,117
45,500		Fuji Electric Holdings Co Ltd	1,240,273
95,300		Fujitsu Ltd	12,760,209
225,400		Fukuoka Financial Group, Inc	3,278,120
3,200		GMO Payment Gateway, Inc	335,473
24,700		Hikari Tsushin, Inc	5,354,976
173,900		Hulic Co Ltd	1,494,786
177,100		Inpex Holdings, Inc	1,010,889
114,600		Isuzu Motors Ltd	934,735
353,700		Itochu Corp	7,755,339
35,000		Japan Airlines Co Ltd	566,555
632,900		Japan Tobacco, Inc	10,817,815
280,000		JFE Holdings, Inc	1,837,888
41,000		JTEKT Corp	272,864
395,000		JX Holdings, Inc	1,385,111
161,100		Kamigumi Co Ltd	2,940,192
66,600		Kansai Electric Power Co, Inc	633,514
81,100		Kao Corp	5,883,317
480,300		KDDI Corp	15,272,311
16,700		Keyence Corp	7,042,170
135,600		Kirin Brewery Co Ltd	2,612,832
421,700		Kubota Corp	6,004,993
149,800		Kurita Water Industries Ltd	4,028,998
10,000		Kyocera Corp	556,903
104,600		Kyowa Hakko Kogyo Co Ltd	2,583,316
20,400		Lasertec Corp	1,801,208
82,900		Lion Corp	2,154,780
110,500		M3, Inc	5,674,458
102

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

273,800		Mediceo Paltac Holdings Co Ltd	$5,014,268
42,100		MEIJI Holdings Co Ltd	3,305,878
33,700		Minebea Co Ltd	552,658
133,900		Mitsubishi Corp	2,698,055
118,000		Mitsubishi Electric Corp	1,540,380
200,000		Mitsubishi Heavy Industries Ltd	4,652,716
248,400		Mitsubishi UFJ Financial Group, Inc	930,834
440,700		Mitsui & Co Ltd	6,588,506
175,500		Mitsui Fudosan Co Ltd	2,743,760
8,348,500		Mizuho Financial Group, Inc	10,177,217
48,400		MonotaRO Co Ltd	2,058,403
143,100		Murata Manufacturing Co Ltd	9,191,404
83,600		NEC Corp	4,683,734
60,100		Nexon Co Ltd	1,544,078
9,000		Nidec Corp	714,933
27,000		Nihon M&A Center, Inc	1,314,711
17,700		Nintendo Co Ltd	7,784,639
31,000		Nippon Meat Packers, Inc	1,362,507
57,000		Nippon Steel Corp	467,364
421,700		Nippon Yusen Kabushiki Kaisha	5,487,143
23,800		Nissan Chemical Industries Ltd	1,260,481
48,900		Nitori Co Ltd	10,705,980
23,900		Nitto Denko Corp	1,354,663
112,100		NKSJ Holdings, Inc	3,694,164
1,384,800	*	Nomura Holdings, Inc	6,517,107
104,000		Nomura Real Estate Holdings, Inc	1,719,408
88,300		Nomura Research Institute Ltd	2,330,538
48,900		NTT DoCoMo, Inc	1,346,272
3,400		Obic Co Ltd	609,720
1,000		Orix JREIT, Inc	1,290,075
109,100		Osaka Gas Co Ltd	2,022,898
125,500		Otsuka Corp	6,543,472
24,000		Otsuka Holdings KK	995,365
189,100		Panasonic Corp	1,637,866
494,500	*	Rakuten, Inc	4,544,119
293,300		Recruit Holdings Co Ltd	9,149,740
6,100		Rinnai Corp	499,979
22,200		Secom Co Ltd	1,919,833
236,600		Sekisui Chemical Co Ltd	3,220,660
390,000	e	Sekisui House Ltd	7,122,863
83,000		Seven & I Holdings Co Ltd	2,508,219
94,300		Shin-Etsu Chemical Co Ltd	11,036,751
63,000		Shionogi & Co Ltd	3,747,928
523,100		Softbank Corp	7,002,323
240,400		Softbank Group Corp	15,162,766
274,900		Sony Corp	21,358,356
80,400		Start Today Co Ltd	2,174,850
7,200		Sumisho Computer Systems Corp	366,454
123,100		Sumitomo Metal Mining Co Ltd	3,700,330
112,900		Sumitomo Mitsui Financial Group, Inc	3,008,382
177,200		Sumitomo Realty & Development Co Ltd	4,518,957
53,000		Sundrug Co Ltd	1,803,639
51,400		Suzuken Co Ltd	1,828,406
149,300		T&D Holdings, Inc	1,228,960
103

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

172,800		Taiyo Nippon Sanso Corp	$2,725,661
121,100		Takeda Pharmaceutical Co Ltd	4,391,910
51,800		TDK Corp	5,767,250
20,000		Tohoku Electric Power Co, Inc	189,003
120,200		Tokio Marine Holdings, Inc	5,075,439
21,000		Tokyo Electron Ltd	5,811,062
500,900		Toppan Printing Co Ltd	7,509,200
43,000		Toshiba Corp	1,314,990
310,076		Toyota Motor Corp	18,407,332
173,000		Toyota Tsusho Corp	4,387,869
5,800		Tsuruha Holdings, Inc	804,261
97,400		Uni-Charm Corp	4,405,675
104,200		Yahoo! Japan Corp	554,108
435,800		Yamada Denki Co Ltd	1,890,760
91,000		Yamato Transport Co Ltd	2,346,491
		TOTAL JAPAN	454,182,170

JORDAN - 0.2%
106,652		Hikma Pharmaceuticals plc	2,988,488
		TOTAL JORDAN	2,988,488

LUXEMBOURG - 0.2%
344,475		ArcelorMittal	3,813,951
		TOTAL LUXEMBOURG	3,813,951

MACAU - 0.1%
117,000		Sands China Ltd	446,099
883,200		Wynn Macau Ltd	1,548,972
		TOTAL MACAU	1,995,071

NETHERLANDS - 5.5%
284	*,g	Adyen NV	474,040
1,176,790	*	Altice NV (Class A)	5,579,475
94,493		ASML Holding NV	33,595,817
514,484		Koninklijke Ahold Delhaize NV	14,817,574
9,000		NN Group NV	329,419
169,038	*	Prosus NV	16,451,953
487,403		Royal Dutch Shell plc (A Shares)	7,123,674
982,110		Royal Dutch Shell plc (B Shares)	13,785,343
153,514		Wolters Kluwer NV	12,090,422
		TOTAL NETHERLANDS	104,247,717

NEW ZEALAND - 0.4%
112,851		Fisher & Paykel Healthcare Corp	2,703,280
21,694		Ryman Healthcare Ltd	192,555
1,479,895		Telecom Corp of New Zealand Ltd	4,849,815
		TOTAL NEW ZEALAND	7,745,650

NORWAY - 0.0%
21,926		Yara International ASA	924,924
		TOTAL NORWAY	924,924
104

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.1%
112,700		CapitaLand Ltd	$227,455
871,000		DBS Group Holdings Ltd	12,582,165
741,900		Oversea-Chinese Banking Corp	4,647,082
425,000		Singapore Exchange Ltd	2,535,263
		TOTAL SINGAPORE	19,991,965

SOUTH AFRICA - 0.6%
479,201		Anglo American plc	11,600,534
		TOTAL SOUTH AFRICA	11,600,534

SPAIN - 2.0%
227,280		ACS Actividades de Construccion y Servicios S.A.	5,272,104
78,044	g	Aena S.A.	10,175,780
63,716		Enagas	1,607,513
289,328		Endesa S.A.	8,253,629
702,028		Iberdrola S.A.	9,073,913
16,145	*	Iberdrola S.A.-Interim	208,682
143,855		Red Electrica Corp S.A.	2,804,423
		TOTAL SPAIN	37,396,044

SWEDEN - 3.7%
327,078		Atlas Copco AB (A Shares)	14,519,473
313,325		Atlas Copco AB (B Shares)	12,126,505
661,883		Epiroc AB (Class A)	9,254,526
95,618	e,g	Evolution Gaming Group AB	6,488,715
126,000		Husqvarna AB (B Shares)	1,205,819
133,101		ICA Gruppen AB	6,538,352
180,000		Kinnevik AB	6,336,080
19,721		SKF AB (B Shares)	365,092
24,000		Svenska Handelsbanken AB	226,331
158,196		Swedish Match AB	12,188,802
		TOTAL SWEDEN	69,249,695

SWITZERLAND - 10.2%
31,422		Coca-Cola HBC AG.	818,033
977		Givaudan S.A.	4,046,459
208,573		Holcim Ltd	9,867,679
1,360		Lindt & Spruengli AG.	10,528,899
29,148		Logitech International S.A.	2,126,299
405,032		Nestle S.A.	48,167,095
400,977		Novartis AG.	33,027,363
131,052		Roche Holding AG.	45,390,711
27,741		Swiss Life Holding	10,137,716
21,574	e	Swisscom AG.	11,467,988
46,988		Zurich Insurance Group AG	17,376,290
		TOTAL SWITZERLAND	192,954,532

UNITED KINGDOM - 11.2%
29,331		Admiral Group plc	914,679
37,680		Ashtead Group plc	1,199,873
220,812		AstraZeneca plc (ADR)	12,316,893
1,211,334		BAE Systems plc	7,763,320
3,375,049		Barclays plc	4,375,739
105

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY			VALUE

186,143		Berkeley Group Holdings plc			$10,800,174
195,493		BP plc (ADR)			4,308,666
446,797		British American Tobacco plc			14,765,887
2,014,804		BT Group plc			2,588,922
265,340		CK Hutchison Holdings Ltd			1,732,616
330,222		Diageo plc			12,083,028
95,085		Experian Group Ltd			3,321,329
1,058,095		GlaxoSmithKline plc			21,077,578
105,093		Halma plc			2,985,042
116,437		Hargreaves Lansdown plc			2,642,505
1,280,957		HSBC Holdings plc			5,767,918
8,000		Intertek Group plc			562,632
428,000		J Sainsbury plc			1,043,181
450,000		Kingfisher plc			1,422,040
3,672,211		Legal & General Group plc			10,165,707
106,036		London Stock Exchange Group plc			11,712,614
1,224,118		M&G plc			2,562,011
53,073		Next plc			3,745,995
129,075		Persimmon plc			4,029,747
120,487		Reckitt Benckiser Group plc			12,081,175
530,346		RELX plc			11,164,935
265,389		Rolls-Royce Group plc			796,128
3,964,209		Royal Bank of Scotland Group plc			5,459,566
25,000		Schroders plc			965,523
298,673		Segro plc			3,782,468
313,372		Severn Trent plc			9,986,339
159,890		Standard Chartered plc			799,429
1,815,367		Tesco plc			5,123,588
61,464		Unilever NV			3,631,925
51,626		Unilever plc			3,074,069
608,700		Vodafone Group plc (ADR)			9,252,240
		TOTAL UNITED KINGDOM			210,005,481

UNITED STATES - 1.2%
45,249		Ferguson plc			3,988,854
300,000		iShares MSCI EAFE Index Fund			18,615,000
		TOTAL UNITED STATES			22,603,854

		TOTAL COMMON STOCKS			1,872,197,046
		(Cost $1,724,390,210)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENT - 0.2%
$4,550,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	4,550,000
		TOTAL REPURCHASE AGREEMENT			4,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
5,805,945	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,805,945
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,805,945
106

TIAA-CREF FUNDS - Quant International Equity Fund

		VALUE

	TOTAL SHORT-TERM INVESTMENTS	$10,355,945
	(Cost $10,355,945)

	TOTAL INVESTMENTS - 100.0%	1,882,552,991
	(Cost $1,734,746,155)
	OTHER ASSETS & LIABILITIES, NET - 0.0%	652,081
	NET ASSETS - 100.0%	$1,883,205,072

	Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,333,551.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $23,235,785 or 1.2% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $4,550,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $4,641,027.
107

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$317,839,626	16.9%
INDUSTRIALS	262,149,780	13.9
HEALTH CARE	260,920,898	13.9
CONSUMER STAPLES	223,639,940	11.9
CONSUMER DISCRETIONARY	209,494,028	11.1
INFORMATION TECHNOLOGY	158,710,800	8.4
MATERIALS	139,579,744	7.4
COMMUNICATION SERVICES	106,816,015	5.7
UTILITIES	76,017,384	4.0
ENERGY	59,760,598	3.2
REAL ESTATE	57,268,233	3.1
SHORT-TERM INVESTMENTS	10,355,945	0.5
OTHER ASSETS & LIABILITIES, NET	652,081	0.0

NET ASSETS	$1,883,205,072	100.0%
108

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUSTRALIA - 6.5%
448,000		Ansell Ltd	$12,300,677
83,000		Appen Ltd	2,114,125
1,232,000		Austal Ltd	2,909,184
887,000		Australian Pharmaceutical Industries Ltd	701,961
779,000		Bunnings Warehouse Property Trust	2,135,558
260,000		BWX Ltd	725,691
554,000	g	Coronado Global Resources, Inc (ADR)	347,226
396,000		Futuris Corp Ltd	2,895,770
561,000		GDI Property Group	428,585
402,008		Genworth Mortgage Insurance Australia Ltd	486,322
827,000		Independence Group NL	2,722,099
911,000		Ingenia Communities Group	3,079,890
141,000	e	JB Hi-Fi Ltd	4,617,697
3,357,000	*	Mayne Pharma Group Ltd	940,133
3,024,000	e	Metcash Ltd	5,831,726
275,000		Mineral Resources Ltd	5,063,809
240,000		nib holdings Ltd	755,065
2,155,000		Perenti Global Ltd	1,845,087
1,359,000	*	Perseus Mining Ltd	1,547,050
298,000	e	Pinnacle Investment Management Group Ltd	1,074,181
209,000		Premier Investments Ltd	2,488,497
110,000		Select Harvests Ltd	469,697
174,000	e	Seven Network Ltd	2,105,431
1,254,000		Sigma Healthcare Ltd	596,799
752,000		St Barbara Ltd	1,847,529
531,000		Super Cheap Auto Group Ltd	3,356,172
		TOTAL AUSTRALIA	63,385,961

AUSTRIA - 0.6%
20,000		Schoeller-Bleckmann Oilfield Equipment AG.	523,915
77,000	*	Telekom Austria AG.	578,680
50,000	*	Wiener Staedtische Allgemeine Versicherung AG.	1,111,729
159,000	*	Wienerberger AG.	3,646,617
		TOTAL AUSTRIA	5,860,941

BELGIUM - 1.1%
8,000		Aedifica S.A.	921,825
154,000	*	AGFA-Gevaert NV	624,339
23,000		Befimmo SCA Sicafi	1,043,318
16,000		Dieteren S.A.	863,716
332,000		Euronav NV	3,217,875
36,000	*	KBC Ancora	1,203,812
63,000		Mobistar S.A.	1,054,848
32,000	e	Ontex Group NV	457,615
109

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

20,000	*	Tessenderlo Chemie NV	$593,994

20,000		Warehouses De Pauw CVA	643,652
		TOTAL BELGIUM	10,624,994

BRAZIL - 1.8%
251,000		Bradespar S.A.	2,071,398
951,000		Cia de Saneamento do Parana (Preference)	1,104,764
1,166,000		Cia Energetica de Sao Paulo (Class B)	7,152,620
246,000		LOG Commercial Properties e Participacoes S.A.	1,735,400
161,000		Tegma Gestao Logistica	805,224
803,000		Transmissora Alianca de Energia Eletrica S.A.	4,457,904
		TOTAL BRAZIL	17,327,310

BURKINA FASO - 0.2%
422,000	*	IAMGOLD Corp	2,107,716
		TOTAL BURKINA FASO	2,107,716

CANADA - 5.9%
53,310		Aecon Group, Inc	559,587
273,000	*,e	Aphria, Inc	1,302,378
154,000		Canaccord Financial, Inc	894,486
147,000	e	Canadian Western Bank	2,502,221
121,000		Cascades, Inc	1,379,424
181,000	*	Celestica, Inc	1,494,539
59,000		Cogeco Communications, Inc	4,497,294
11,000		Cogeco, Inc	669,387
401,000		Corus Entertainment, Inc	718,504
984,000	e	Crescent Point Energy Corp	1,520,684
147,000		Enerflex Ltd	545,440
31,000	e	Exchange Income Corp	615,857
107,000	e	Extendicare, Inc	448,945
65,000		Granite REIT	3,780,283
73,000	e	Intertape Polymer Group, Inc	872,000
3,000		iShares S&P/TSX SmallCap Index ETF	31,065
609,000	*	Ivanhoe Mines Ltd	2,146,015
140,000		Killam Apartment REIT	1,818,657
179,000		Labrador Iron Ore Royalty Corp	3,429,124
90,000		Linamar Corp	2,687,670
120,000		Martinrea International, Inc	892,307
1,018,000	*	MEG Energy Corp	2,690,448
115,000		Northview Apartment REIT	3,008,399
140,000	*	Parex Resources, Inc	1,693,232
124,000	e	Rogers Sugar, Inc	441,584
197,900		Russel Metals, Inc	2,650,585
30,000		SNC-Lavalin Group, Inc	475,942
192,600		TFI International, Inc	8,357,096
100,000	e	Timbercreek Financial Corp	629,363
113,000		Tourmaline Oil Corp	1,149,024
113,000		Transcontinental, Inc	1,302,564
264,000	e	Vermilion Energy, Inc	1,076,143
67,000	e	Westshore Terminals Investment Corp	859,853
		TOTAL CANADA	57,140,100

CHILE - 0.1%
30,652,000	*	Compania SudAmericana de Vapores S.A.	795,593
		TOTAL CHILE	795,593
110

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CHINA - 3.4%
1,527,000		Asia Cement China Holdings Corp	$1,729,974
1,794,000		Beijing North Star Co	386,841
941,000		Central China Real Estate Ltd	464,024
963,000		Chaowei Power Holdings Ltd	510,400
1,157,000		China Harmony New Energy Auto Holding Ltd	521,416
490,000		China Meidong Auto Holdings Ltd	1,369,504
4,750,000		China Overseas Grand Oceans Group Ltd	2,872,386
745,000		China Shineway Pharmaceutical Group Ltd	498,421
3,407,000	*	China Suntien Green Energy Cor	990,284
4,514,000		Citic 1616 Holdings Ltd	1,432,886
946,000		Cofco International Ltd	338,308
3,128,000		Fushan International Energy Group Ltd	716,280
11,346,000		Gemdale Properties and Investment Corp Ltd	2,008,315
127,000	*,e	JinkoSolar Holding Co Ltd (ADR)	2,432,050
5,238,000		Lonking Holdings Ltd	1,725,417
1,883,000		Poly Hong Kong Investment Ltd	593,049
662,000		Road King Infrastructure	890,526
1,989,000		TCL Multimedia Technology Holdings Ltd	1,179,310
2,940,000		Tiangong International Co Ltd	963,524
2,626,000	e	Tianneng Power International Ltd	6,095,396
10,760,000		West China Cement Ltd	2,293,225
1,818,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	2,734,337
		TOTAL CHINA	32,745,873

COLOMBIA - 0.1%
68,000	*	Corp Financiera Colombiana S.A.	453,576
120,000		Frontera Energy Corp	247,266
		TOTAL COLOMBIA	700,842

COTE D’IVOIRE - 0.2%
70,673	*	Endeavour Mining Corp	1,904,206
		TOTAL COTE D’IVOIRE	1,904,206

DENMARK - 1.7%
115,000		Alm Brand AS	1,171,503
99,000		D/S Norden	1,494,859
21,000		PER Aarsleff A.S.	804,239
30,000		Ringkjoebing Landbobank A.S.	2,230,747
80,000		Royal Unibrew A.S.	8,093,422
111,000	g	Scandinavian Tobacco Group A.S.	1,632,620
30,000		Topdanmark AS	1,282,985
		TOTAL DENMARK	16,710,375

EGYPT - 0.0%
605,000		Telecom Egypt	490,705
		TOTAL EGYPT	490,705

FINLAND - 1.6%
384,000		Kesko Oyj (B Shares)	8,142,345
40,000		Tokmanni Group Corp	750,450
234,000		Valmet Corp	6,555,819
		TOTAL FINLAND	15,448,614

111

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FRANCE - 1.3%
22,000		Carbone Lorraine	$593,504
49,000	*	Cellectis S.A.	772,143
167,000		Coface S.A.	1,324,469
168,000	g	Elior Participations S.C.A	930,426
110,000	*	Innate Pharma S.A.	670,611
37,000		Nexans S.A.	1,928,432
39,000		Nexity	1,328,213
31,000		Sechilienne-Sidec	1,385,851
18,000		Sopra Group S.A.	2,687,832
7,000	*	Virbac S.A.	1,522,148
		TOTAL FRANCE	13,143,629

GERMANY - 2.8%
127,000	*	ADVA AG. Optical Networking	1,058,525
280,000		Borussia Dortmund GmbH & Co KGaA	1,844,924
7,000		Cewe Color Holding AG.	787,524
61,000		CropEnergies AG.	656,036
74,000		DIC Asset AG.	957,381
18,000		Draegerwerk AG.	1,696,726
48,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,550,027
28,000	*,e	Evotec AG.	740,812
80,000		Grand City Properties S.A.	1,904,511
19,000		Hornbach Holding AG. & Co KGaA	1,828,533
15,000	g	JOST Werke AG.	548,630
455,000	*	Metro AG.	1,621,551
11,000	*	Morphosys AG.	1,412,105
41,000		Patrizia Immobilien AG.	1,123,878
119,000		ProSiebenSat. Media AG.	1,235,181
15,000		Rheinmetall AG.	1,418,197
862,000		Sirius Real Estate Ltd	832,252
31,000		Sixt AG. (Preference)	1,564,028
30,000		Stabilus S.A.	1,510,043
21,000		Wacker Chemie AG.	1,905,237
		TOTAL GERMANY	27,196,101

GREECE - 0.1%
76,000	*	GEK Group of Cos S.A.	517,450
		TOTAL GREECE	517,450

HONG KONG - 1.1%
760,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	720,581
1,622,000		Digital China Holdings Ltd	1,364,641
341,000		Johnson Electric Holdings Ltd	627,579
1,903,734		K Wah International Holdings Ltd	803,448
498,000		NetDragon Websoft, Inc	1,423,710
2,004,000	*	Pou Sheng International Holdings Ltd	438,057
4,000,000		Shun TAK Holdings Ltd	1,441,077
3,938,000		United Laboratories Ltd	3,675,491
960,000		VST Holdings Ltd	564,299
		TOTAL HONG KONG	11,058,883

INDIA - 0.7%
329,000		Adani Enterprises Ltd	776,522
41,000		Apollo Hospitals Enterprise Ltd	919,466

112

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

119,000	*	Crompton Greaves Consumer Electricals Ltd	$387,465
156,000		Glenmark Pharmaceuticals Ltd	943,582
1,058,000	*	Jindal Steel & Power Ltd	2,629,712
29,001		Mphasis Ltd	448,697
108,000		Torrent Power Ltd	469,470
		TOTAL INDIA	6,574,914

INDONESIA - 0.2%
16,139,000	*	PT Erajaya Swasembada Tbk	1,624,545
10,531,000	*	PT Mitra Adiperkasa Tbk	492,210
		TOTAL INDONESIA	2,116,755

IRELAND - 0.1%
442,000	*	C&C Group plc	1,336,135
		TOTAL IRELAND	1,336,135

ISRAEL - 1.0%
88,000		Amot Investments Ltd	428,583
41,000		Ashtrom Group Ltd	484,762
2,700		Bayside Land Corp	1,659,709
8,000		Big Shopping Centers Ltd	573,364
14,000		Elco Holdings Ltd	490,886
2,000		Electra Israel Ltd	925,420
26,000		First International Bank Of Israel Ltd	598,284
107,000		Gazit Globe Ltd	445,273
677,250	*	Industrial Buildings Corp	1,325,201
32,000	*	Nova Measuring Instruments Ltd	1,638,166
27,000		Saipens International Corp NV	815,117
66,000	*	Shapir Engineering and Industry Ltd	488,003
		TOTAL ISRAEL	9,872,768

ITALY - 2.8%
120,000		ACEA S.p.A.	2,456,031
578,000		Actelios S.p.A.	3,780,725
375,000	g	Banca Farmafactoring S.p.A	2,128,960
151,000		Buzzi Unicem S.p.A.	3,435,511
52,000		Buzzi Unicem S.p.A. RSP	669,490
135,000	*	Cerved Information Solutions S.p.A	1,119,326
1,003,000		Cofide S.p.A.	453,690
64,000		Danieli & Co S.p.A. (RSP)	515,623
66,000		De’Longhi S.p.A.	2,065,995
1,250,000		Hera S.p.A.	4,805,099
765,000		Piaggio & C S.p.A.	2,145,252
322,000		Saipem S.p.A	689,593
21,000		Sesa S.p.A	1,599,384
36,000	e	Tod’s S.p.A.	1,042,141
		TOTAL ITALY	26,906,820

JAPAN - 20.8%
34,000		Altech Corp	567,603
29,000		Amuse, Inc	512,176
41,000	e	Anritsu Corp	988,622
30,000		Arata Corp	1,422,899
119,000		Asahi Holdings, Inc	4,146,098
65,000		BayCurrent Consulting, Inc	7,873,482

113

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

168,000		Bunka Shutter Co Ltd	$1,104,442
995,000	*	Chiyoda Corp	2,381,780
60,000		Cocokara Fine Holdings, Inc	3,265,133
44,000		Computer Engineering & Consulting Ltd	632,069
194,000		Cybozu, Inc	5,749,269
14,129		Daiichi Jitsugyo Co Ltd	471,160
90,000	e	Daio Paper Corp	1,222,229
110,800		Daiwabo Co Ltd	8,054,727
74,000		Dip Corp	1,392,610
66,000		Dowa Holdings Co Ltd	1,936,861
142,000		Enigmo, Inc	1,822,101
142,000		ES-Con Japan Ltd	929,986
25,000		Fuyo General Lease Co Ltd	1,415,154
62,000		GMO internet, Inc	1,796,106
24,000		Godo Steel Ltd	416,233
123,000		Goldcrest Co Ltd	1,521,421
73,000		Goldwin, Inc	4,364,596
56,000		Green Hospital Supply, Inc	2,410,927
768,000		Haseko Corp	9,073,920
86,000		Hosiden Corp	736,445
17,899		Hosokawa Micron Corp	933,738
51,000		Inaba Denki Sangyo Co Ltd	1,166,876
11,000		Invincible Investment Corp	2,512,085
48,000		IR Japan Holdings Ltd	5,301,275
60,000		Itochu Enex Co Ltd	471,254
33,000	*	Jafco Co Ltd	1,165,996
91,000	e	Japan Elevator Service Holdings Co Ltd	3,022,363
272,000	e	Japan Investment Adviser Co Ltd	2,028,343
257,000	e	JDC Corp	1,298,332
56,000		Kaken Pharmaceutical Co Ltd	2,544,987
100,000	e	Kanto Denka Kogyo Co Ltd	783,027
419,000		Kenedix, Inc	1,905,723
122,000		Kinden Corp	1,891,135
74,000		Kohnan Shoji Co Ltd	2,761,363
95,000		Komeri Co Ltd	2,990,232
99,000	e	Koshidaka Holdings Co Ltd	312,434
35,000		Kotobuki Spirits Co Ltd	1,046,858
159,200		Kumagai Gumi Co Ltd	3,649,417
80,000	e	LEC, Inc	1,162,820
159,000		Macromill, Inc	1,061,724
423,565		Maeda Corp	2,892,247
43,800		Maeda Road Construction Co Ltd	796,368
18,000		Maruzen Showa Unyu Co Ltd	536,781
15,000		Mitsubishi Research Institute, Inc	601,516
47,000		Mitsui-Soko Co Ltd	641,840
47,000		Musashino Bank Ltd	635,528
17,000		NEC Capital Solutions Ltd	283,816
48,000		Nichiha Corp	974,664
48,000		Nihon Unisys Ltd	1,452,528
87,000		Nippo Corp	2,307,318
77,000		Nippon Konpo Unyu Soko Co Ltd	1,403,241
7,000		Nippon Road Co Ltd	491,565
16,000		Nippon Steel Trading Co Ltd	477,058
186,000		Nishimatsu Construction Co Ltd	3,453,498
110,000		Nojima Corp	2,757,874
230,000		Nomura Co Ltd	1,469,992
114

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

18,000		Optorun Co Ltd	$399,711
26,000		Organo Corp	1,312,804
258,000		OSJB Holdings Corp	549,709
1,231,000		Penta-Ocean Construction Co Ltd	6,470,690
154,000		Pressance Corp	1,691,874
79,000		Prima Meat Packers Ltd	2,110,514
50,000		Proto Corp	493,482
49,000		Raysum Co Ltd	399,902
593,000		Rengo Co Ltd	4,460,558
16,000		Sakai Moving Service Co Ltd	683,687
151,000		Sanki Engineering Co Ltd	1,658,874
100,000		SBS Holdings, Inc	2,128,468
28,000		Seria Co Ltd	1,120,303
38,000		Shiga Bank Ltd	829,865
75,000		Shinko Plantech Co Ltd	847,363
23,000		Shinwa Kaiun Kaisha Ltd	313,540
30,000		Sinko Industries Ltd	396,899
49,000		Starts Corp, Inc	894,431
61,000		Strike Co Ltd	2,678,681
399,000		Sumitomo Forestry Co Ltd	4,460,998
722,200		Sumitomo Mitsui Construction Co Ltd	2,804,969
157,000		Sun Frontier Fudousan Co Ltd	1,215,943
1,361,000	e	Suruga Bank Ltd	4,580,836
236,000		Sushiro Global Holdings Ltd	5,005,263
35,000		Taikisha Ltd	983,733
301,000		Takara Leben Co Ltd	952,007
147,000		Takasago Thermal Engineering Co Ltd	1,952,698
69,000		Tamron Co Ltd	1,096,760
92,000		TechMatrix Corp	1,586,994
41,000		Toa Corp/Tokyo	599,318
231,000		Toda Corp	1,481,791
163,000		Toho Pharmaceutical Co Ltd	2,791,228
63,000		Tokyo Tatemono Co Ltd	673,343
197,000		Tosei Corp	1,525,049
354,000		Toyo Construction Co Ltd	1,231,053
311,000	e	Toyo Tire & Rubber Co Ltd	4,138,014
9,000		Trancom Co Ltd	653,217
90,000		World Co Ltd	1,058,098
326,000		Yamaguchi Financial Group, Inc	1,924,988
116,000		Yellow Hat Ltd	1,522,548
36,000	e	Yokogawa Bridge Holdings Corp	633,221
107,000		Zenkoku Hosho Co Ltd	3,739,700
75,000		Zensho Co Ltd	1,357,736
		TOTAL JAPAN	202,804,725

KAZAKHSTAN - 0.4%
593,000		KAZ Minerals plc	4,134,617
		TOTAL KAZAKHSTAN	4,134,617

KOREA, REPUBLIC OF - 4.6%
41,000		Daewoong Co Ltd	884,663
177,000		Dongbu HiTek Co Ltd	5,113,465
25,000		Global & Yuasa Battery Co Ltd	622,566
51,000		Hansol Paper Co Ltd	589,864
54,000		Hyosung Corp	3,102,329
4,000		Hyosung TNC Co Ltd	382,028
115

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

85,000		Hyundai Wia Corp	$2,719,726
221,000		JB Financial Group Co Ltd	854,337
74,000		KEPCO Plant Service & Engineering Co Ltd	1,829,002
90,000		Kginicis Co Ltd	1,796,131
150,000		LG International Corp	1,906,657
30,000		Lotte Data Communication Co	842,575
38,000		LS Industrial Systems Co Ltd	1,713,630
10,000		Maeil Dairies Co Ltd	623,242
154,000		Mando Corp	3,574,448
36,000		NICE Holdings Co Ltd	617,172
52,000		S&T Daewoo Co Ltd	1,962,527
213,000	*	Samsung Techwin Co Ltd	4,361,376
105,000		SK Chemicals Co Ltd	4,275,137
186,000		Taeyoung Engineering & Construction Co Ltd	2,505,383
47,000	†	Technosemichem Co Ltd	3,783,196
12,000		Unid Co Ltd	483,760
		TOTAL KOREA, REPUBLIC OF	44,543,214

MALAYSIA - 0.4%
3,183,000		Drb-Hicom BHD	1,437,214
6,264,000		Felda Global Ventures Holdings BHD	1,780,137
1,443,000		VS Industry BHD	476,583
		TOTAL MALAYSIA	3,693,934

MALTA - 0.0%
72,000		Unibet Group plc (ADR)	507,013
		TOTAL MALTA	507,013

MEXICO - 0.9%
483,000	e	Bolsa Mexicana de Valores S.A. de C.V.	974,898
453,000		Concentradora Fibra Danhos S.A. de C.V.	435,597
900,000		Corp Inmobiliaria Vesta SAB de C.V.	1,344,237
2,501,264	*	Gentera SAB de C.V.	873,279
704,000	g	Mexico Real Estate Management S.A. de C.V.	810,763
560,000		PLA Administradora Industrial S de RL de C.V.	693,992
773,000	e	Qualitas Controladora SAB de C.V.	3,122,913
390,000	*,e	Regional SAB de C.V.	1,009,391
		TOTAL MEXICO	9,265,070

NETHERLANDS - 3.5%
83,000	e	Arcadis NV	1,704,698
15,000	*	Argenx SE	3,461,274
88,000		ASM International NV	13,461,207
91,000	*,g	Basic-Fit NV	2,368,436
10,000	g	Euronext NV	1,155,177
64,000	*,e	OCI NV	762,583
290,000	g	Signify NV	8,700,942
999,000		TNT NV	2,450,289
		TOTAL NETHERLANDS	34,064,606

NEW ZEALAND - 0.1%
1,139,000		Precinct Properties New Zealand Ltd	1,298,776
		TOTAL NEW ZEALAND	1,298,776
116

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

NORWAY - 1.1%
486,000		BW Offshore Ltd	$1,692,610
282,000	g	Europris ASA	1,386,356
199,000		Frontline Ltd (Sigmax MTF)	1,604,926
531,000		Golden Ocean Group Ltd	2,060,856
64,000		Kongsberg Gruppen ASA	971,216
138,000		Norwegian Finans Holding ASA	1,030,920
118,000	g	Skandiabanken ASA	851,202
130,000		Sparebanken Nord-Norge	898,337
		TOTAL NORWAY	10,496,423

PAKISTAN - 0.1%
476,000		Engro Chemical Pakistan Ltd	891,614
682,000		Fauji Fertilizer Co Ltd	453,401
		TOTAL PAKISTAN	1,345,015

PERU - 0.2%
502,000		HudBay Minerals, Inc	1,577,827
		TOTAL PERU	1,577,827

POLAND - 0.4%
35,000		Asseco Poland S.A.	599,297
440,000	g	PLAY Communications S.A.	3,794,091
		TOTAL POLAND	4,393,388

PORTUGAL - 0.6%
698,000		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	3,084,667
641,000		Redes Energeticas Nacionais S.A.	1,843,969
937,000		Sonae SPGS S.A.	655,043
		TOTAL PORTUGAL	5,583,679

QATAR - 0.1%
119,000		Al Meera Consumer Goods Co	624,906
		TOTAL QATAR	624,906

SAUDI ARABIA - 1.4%
50,000		Aldrees Petroleum and Transport Services Co	786,129
138,000		Arabian Cement Co	1,096,312
360,000	*	City Cement Co	1,666,439
78,000		Dur Hospitality Co	544,902
64,000		Eastern Province Cement Co	585,547
975,000	*	Najran Cement Co	3,087,745
58,000		Qassim Cement Co	1,033,624
105,000	*	Saudi Ceramic Co	1,058,970
16,000		Saudia Dairy & Foodstuff Co	751,552
360,000		Yamama Cement Co	2,299,909
73,000		Yanbu Cement Co	608,941
		TOTAL SAUDI ARABIA	13,520,070

SINGAPORE - 1.2%
560,000	g	BW LPG Ltd	2,318,529
67,000		China Yuchai International Ltd	885,740
5,902,000		Frasers Logistics & Industrial Trust	5,842,585
1,107,000		Japfa Ltd	533,542
1,419,000		Sheng Siong Group Ltd	1,759,081
		TOTAL SINGAPORE	11,339,477
117

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 1.0%
1,466,000	*	Harmony Gold Mining Co Ltd	$9,469,135
		TOTAL SOUTH AFRICA	9,469,135

SPAIN - 1.8%
76,000		Cia de Distribucion Integral Logista Holdings SAU	1,419,002
14,000		Corp Financiera Alba	574,815
6,847,000	*,e	Distribuidora Internacional de Alimentacion S.A.	901,715
63,000	g	Euskaltel S.A.	586,516
311,656		Faes Farma S.A. (Sigma)	1,311,666
225,000	e,g	Global Dominion Access S.A.	736,435
28,000		Grupo Catalana Occidente S.A.	661,112
111,000	*	Masmovil Ibercom S.A.	2,967,620
905,000	*	Mediaset Espana Comunicacion SA	2,960,248
10,166		Pharma Mar S.A.	1,078,735
86,000	*	Tecnicas Reunidas S.A.	1,080,255
44,000		Viscofan S.A.	3,226,407
		TOTAL SPAIN	17,504,526

SWEDEN - 4.7%
221,000		Arjo AB	1,364,213
100,000	*,g	Attendo AB	523,227
167,000		Avanza Bank Holding AB	3,256,329
191,000		Axfood AB	4,298,110
231,000		Betsson AB	1,741,756
101,000		Bilia AB	977,276
156,000	*	Biovitrum AB	3,278,275
25,000		Castellum AB	537,663
111,000		Clas Ohlson AB (B Shares)	1,249,251
357,000	*,e	Collector AB	570,808
65,000	*	Embracer Group AB	1,044,736
315,000		Getinge AB (B Shares)	7,608,695
65,000		Hexpol AB	432,483
116,000		Inwido AB	1,086,885
245,000	g	LeoVegas AB	1,139,145
104,000		Lindab International AB	1,625,359
190,000		NCC AB (B Shares)	3,299,817
178,000	*,g	Nobina AB	1,121,161
30,000		Nolato AB (B Shares)	2,494,138
152,000	*	Nyfosa AB	1,137,682
42,000		Paradox Interactive AB	1,052,898
397,000		Ratos AB (B Shares)	1,420,607
187,600	e	Recipharm AB (B Shares)	3,017,255
74,000		Wihlborgs Fastigheter AB	1,247,053
		TOTAL SWEDEN	45,524,822

SWITZERLAND - 3.5%
100		Belimo Holding AG.	794,416
3,000		Bell AG.	767,591
5,000		Burckhardt Compression Holding AG.	1,256,238
58,000		Cembra Money Bank AG.	6,332,698
2,000		Emmi AG.	1,806,356
98,000	g	Galenica AG.	7,255,714
1,000		Gurit Holding AG.	1,784,383
24,000		Implenia AG.	1,055,644
118

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

33,000		PSP Swiss Property AG.	$3,665,933
9,000		Sulzer AG.	746,292
70,000	g	Sunrise Communications Group AG.	6,529,020
25,000	*	Vetropack Holding AG.	1,385,927
19,000		Zehnder Group AG.	834,659
		TOTAL SWITZERLAND	34,214,871

TAIWAN - 5.9%
3,135,000		Benq Corp	1,789,867
1,491,000		Cheng Loong Corp	1,181,462
1,300,000		Cheng Uei Precision Industry Co Ltd	1,766,504
364,000		Chicony Power Technology Co Ltd	840,731
332,000		Chong Hong Construction Co	1,014,533
3,132,000		Compeq Manufacturing Co	5,191,772
848,000		Everlight Electronics Co Ltd	1,053,551
1,223,506		Hannstar Board Corp	1,746,408
918,000		Kindom Construction Co	1,110,214
1,343,000		King’s Town Bank	1,645,133
606,000		Mercuries & Associates Holding Ltd	610,532
1,455,000		Radiant Opto-Electronics Corp	6,220,715
1,607,000		Shinkong Synthetic Fibers Corp	611,649
785,000		Simplo Technology Co Ltd	8,725,252
1,014,000		Supreme Electronics Co Ltd	1,027,516
355,000		Systex Corp	982,171
534,000		Taiwan Hon Chuan Enterprise Co Ltd	975,313
1,129,000		Taiwan Styrene Monomer	569,044
1,259,000		Taiwan Surface Mounting Technology Co Ltd	5,791,200
275,000		Topco Scientific Co Ltd	1,089,464
1,940,000	*	TPK Holding Co Ltd	3,442,534
1,177,000		Tripod Technology Corp	5,109,192
761,000		Unimicron Technology Corp	1,671,809
1,414,944		USI Corp	555,445
909,000		WT Microelectronics Co Ltd	1,302,988
2,031,000		Yuen Foong Yu Paper Manufacturing Co Ltd	947,993
		TOTAL TAIWAN	56,972,992

THAILAND - 0.3%
2,282,000		Thanachart Capital PCL	2,549,704
		TOTAL THAILAND	2,549,704

TURKEY - 1.0%
112,000		Coca-Cola Icecek AS	720,322
8,055,111		Dogan Sirketler Grubu Holdings	2,433,261
945,000	*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,931,683
155,000	*	Migros Ticaret AS	998,418
513,000	*	Sok Marketler Ticaret AS.	994,726
15,780,000	*	Turkiye Sinai Kalkinma Bankasi AS	2,549,893
		TOTAL TURKEY	9,628,303

UNITED ARAB EMIRATES - 0.0%
98,000	g	Network International Holdings plc	517,271
		TOTAL UNITED ARAB EMIRATES	517,271

UNITED KINGDOM - 11.2%
104,000		Abcam plc	1,749,347
119

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

241,000		Ashmore Group plc	$1,232,879
3,361,000		Assura Group Ltd	3,465,340
1,286,000	g	Avast plc	9,642,066
114,000		Beazley plc	621,006
70,000		Bellway plc	2,318,053
129,000		Big Yellow Group plc	1,719,955
47,000	*	Blue Prism Group plc	712,172
292,000	*	boohoo.com plc	987,948
278,000		Brewin Dolphin Holdings plc	951,443
586,000	*	Cairn Energy plc	911,546
185,000	g	CMC Markets plc	777,350
56,000		Computacenter plc	1,446,529
1,618,000	g	ConvaTec Group plc	4,300,098
502,000	g	Countryside Properties plc	1,853,328
772,000	*	CYBG plc	875,426
45,000		Derwent London plc	1,693,015
198,000	*	Dialog Semiconductor plc	9,281,236
639,000		Empiric Student Property plc	540,000
88,000		Fevertree Drinks plc	2,507,689
323,000	g	Forterra plc	650,812
39,000		Games Workshop Group plc	4,476,383
805,000		GCP Student Living plc	1,308,993
21,000		Genus plc	937,177
55,000		Go-Ahead Group plc	450,534
149,000		Grainger plc	565,048
612,000		Halfords Group plc	1,169,618
183,000		HomeServe plc	3,168,077
588,000		Howden Joinery Group plc	3,752,296
186,000		IG Group Holdings plc	1,777,717
810,000	*	Indivior plc	1,465,584
263,000		Marshalls plc	2,039,346
416,000		National Express Group plc	827,724
336,000	*	Ninety One plc	945,950
498,000		OneSavings Bank plc	1,539,564
532,000		Paragon Group of Cos plc	2,180,953
592,000		Pennon Group plc	8,180,250
614,000	g	Quilter plc	1,168,691
1,125,000	g	Regional REIT Ltd	977,902
1,162,000		Rightmove plc	8,385,966
402,000		Safestore Holdings plc	4,041,003
60,000		Savills plc	588,823
70,000		Smart Metering Systems plc	568,106
578,000		Spirent Communications plc	2,116,219
308,000	*	Sports Direct International plc	1,003,476
532,000		Unite Group plc	6,529,418
362,000		Warehouse REIT plc	521,244
		TOTAL UNITED KINGDOM	108,923,300

UNITED STATES - 0.3%
1,056,000		Diversified Gas & Oil plc	1,320,925
6,000	e	iShares MSCI EAFE Small-Cap ETF	330,360
2,500	e	iShares MSCI Emerging Markets Small-Cap ETF	105,987
45,000	*,e	UroGen Pharma Ltd	994,050
		TOTAL UNITED STATES	2,751,322

		TOTAL COMMON STOCKS	961,215,671
		(Cost $898,310,458)
120

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.8%

REPURCHASE AGREEMENT - 0.4%
$4,415,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	$4,415,000
		TOTAL REPURCHASE AGREEMENT			4,415,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
23,127,652	c	State Street Navigator Securities Lending Government Money Market Portfolio			23,127,652
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			23,127,652

		TOTAL SHORT-TERM INVESTMENTS			27,542,652
		(Cost $27,542,652)

		TOTAL INVESTMENTS - 101.6%			988,758,323
		(Cost $925,853,110)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(15,452,902)
		NET ASSETS - 100.0%			$973,305,421

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
REIT		Real Estate Investment Trust

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,813,922.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $67,486,431 or 6.9% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $4,415,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $4,503,351.
121

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$173,404,462	17.8%
INFORMATION TECHNOLOGY	134,060,142	13.8
CONSUMER DISCRETIONARY	118,649,866	12.2
MATERIALS	111,798,773	11.5
REAL ESTATE	88,987,763	9.1
HEALTH CARE	82,748,796	8.5
FINANCIALS	81,401,632	8.4
CONSUMER STAPLES	59,736,256	6.1
COMMUNICATION SERVICES	48,757,822	5.0
UTILITIES	35,636,683	3.7
ENERGY	26,033,476	2.7
SHORT-TERM INVESTMENTS	27,542,652	2.8
OTHER ASSETS & LIABILITIES, NET	(15,452,902)	(1.6)

NET ASSETS	$973,305,421	100.0%
122

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUSTRALIA - 6.7%
225,171	*	AMP Ltd	$234,291
8,425		Ampol Ltd	157,927
44,592		APA Group	349,319
15,890		AusNet Services	20,303
138,256		Australia & New Zealand Banking Group Ltd	1,755,947
8,834		Australian Stock Exchange Ltd	520,505
52,480		BlueScope Steel Ltd	419,703
37,724		Brambles Ltd	291,258
15,230		Coca-Cola Amatil Ltd	88,890
3,260		Cochlear Ltd	444,872
24,361		Coles Group Ltd	315,833
79,921		Commonwealth Bank of Australia	4,065,968
8,958		Computershare Ltd	85,736
22,633		CSL Ltd	4,402,178
714		Dexus Property Group	4,334
101,649		Evolution Mining Ltd	434,245
169,628		Fortescue Metals Group Ltd	2,111,395
114,345		Goodman Group	1,390,275
34,744		GPT Group	96,145
24,681		Insurance Australia Group Ltd	89,854
12,102		Lend Lease Corp Ltd	98,311
24,962		Macquarie Group Ltd	2,193,709
8,807		Mirvac Group	13,106
217,639		National Australia Bank Ltd	2,717,022
74,117		Newcrest Mining Ltd	1,888,190
2,654		Orica Ltd	32,875
10,912		QR National Ltd	34,798
24,861		Ramsay Health Care Ltd	1,098,834
19,893		Santos Ltd	74,306
30,145		Seek Ltd	463,647
35,970		Sonic Healthcare Ltd	823,519
83,257		Stockland Trust Group	188,170
37,421		Sydney Airport	140,154
229,577		Transurban Group	2,270,863
176,844		Westpac Banking Corp	2,123,678
30,578		Wisetech Global Ltd	449,544
14,348		Woodside Petroleum Ltd	204,117
		TOTAL AUSTRALIA	32,093,821

AUSTRIA - 0.4%
22,562	*	Erste Bank der Oesterreichischen Sparkassen AG.	505,011
30,639	*	OMV AG.	967,635
16,549		Voestalpine AG.	365,413
		TOTAL AUSTRIA	1,838,059
123

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

BELGIUM - 1.0%
17,301		KBC Groep NV	$986,440
3,149		Solvay S.A.	244,404
14,875		UCB S.A.	1,911,315
30,559		Umicore S.A.	1,443,213
		TOTAL BELGIUM	4,585,372

DENMARK - 2.4%
3,923		Christian Hansen Holding	447,663
7,347		Coloplast AS	1,254,113
10,861		GN Store Nord	667,897
14,876		H Lundbeck AS	542,380
81,941		Novo Nordisk AS	5,376,359
2,296		Novozymes AS	137,345
16,287	g	Orsted AS	2,321,304
4,056		Pandora AS	257,967
798		Tryg A.S.	23,482
8,674		Vestas Wind Systems AS	1,111,876
		TOTAL DENMARK	12,140,386

FINLAND - 0.8%
3,543		Elisa Oyj (Series A)	210,130
37,692		Neste Oil Oyj	1,731,252
12,657		Orion Oyj (Class B)	552,213
28,559		Stora Enso Oyj (R Shares)	358,179
24,422		UPM-Kymmene Oyj	651,913
50,005		Wartsila Oyj (B Shares)	418,235
		TOTAL FINLAND	3,921,922

FRANCE - 10.6%
13,227		Accor S.A.	332,956
18,514		Air Liquide	3,045,187
12,618	g	Amundi S.A.	960,008
14,073		Atos Origin S.A.	1,203,370
117,479	e	AXA S.A.	2,357,062
12,778		Bouygues S.A.	451,403
12,800		Cap Gemini S.A.	1,660,088
32,161		Carrefour S.A.	511,132
7,989	*,e	Casino Guichard Perrachon S.A.	221,447
36,636		CNP Assurances	444,977
37,742		Compagnie de Saint-Gobain	1,396,267
37,039		Danone	2,479,141
16,146		Essilor International S.A.	2,150,566
6,274		Eurazeo	328,371
3,247		Fonciere Des Regions	233,355
2,258		Gecina S.A.	292,913
37,510		Getlink S.E.	564,355
4,285		JC Decaux S.A.	72,482
4,643		Kering	2,631,124
21,732		Klepierre	376,371
15,519		Legrand S.A.	1,200,523
12,816		L’Oreal S.A.	4,301,407
6,452		Michelin (C.G.D.E.) (Class B)	668,208
201,887		Natixis	493,814
124

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

136,990		Orange S. A.	$1,605,643
99,629		Peugeot S.A.	1,601,508
33,362		Renault S.A.	792,856
52,262		Sanofi-Aventis	5,487,359
29,919		Schneider Electric S.A.	3,430,617
2,120		SEB S.A.	350,058
32,503		Societe Generale	500,394
2,559		Teleperformance	748,931
122,488		Total S.A.	4,635,399
863		Unibail-Rodamco-Westfield	45,268
17,372		Unibail-Rodamco-Westfield	911,029
10,101		Valeo S.A.	259,216
3,179		Wendel	298,368
		TOTAL FRANCE	49,043,173

GERMANY - 9.5%
8,440		Adidas-Salomon AG.	2,327,560
20,683		Allianz AG.	4,291,190
46,905		BASF SE	2,587,564
32,574		Bayerische Motoren Werke AG.	2,083,122
6,414		Beiersdorf AG.	765,867
5,905		Brenntag AG.	364,415
11,770	*,g	Delivery Hero AG.	1,351,095
8,918		Deutsche Boerse AG.	1,622,575
54,019		Deutsche Post AG.	2,192,640
28,770		Deutsche Wohnen AG.	1,399,846
6,131		Fraport AG. Frankfurt Airport Services Worldwide	239,672
22,418		HeidelbergCement AG.	1,244,096
18,582		Henkel KGaA	1,614,610
8,421		Henkel KGaA (Preference)	827,994
5,170		Hochtief AG.	422,129
3,428		LEG Immobilien AG.	477,988
15,069		Merck KGaA	1,925,905
10,854		Metro Wholesale & Food Specialist AG.	99,025
8,940		MTU Aero Engines Holding AG.	1,550,083
7,625		Muenchener Rueckver AG.	2,021,185
5,018		Puma AG. Rudolf Dassler Sport	390,590
44,678		SAP AG.	7,052,572
4,457		Sartorius AG.	1,714,883
36,939		Siemens AG.	4,707,358
133,634		Telefonica Deutschland Holding AG.	364,628
5,812	*,g	Zalando SE	419,570
		TOTAL GERMANY	44,058,162

HONG KONG - 3.2%
63,800		ASM Pacific Technology	720,127
578,017		BOC Hong Kong Holdings Ltd	1,611,544
197,500		CLP Holdings Ltd	1,867,500
106,681		Hang Seng Bank Ltd	1,678,577
1,263,039		Hong Kong & China Gas Ltd	1,809,720
70,138		Hong Kong Exchanges and Clearing Ltd	3,339,490
236,130		Link REIT	1,832,150
312,731		MTR Corp	1,554,161
106,468		Swire Pacific Ltd (Class A)	524,265
125

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

249,800		Swire Properties Ltd	$577,286
		TOTAL HONG KONG	15,514,820

IRELAND - 0.9%
60,407		CRH plc	2,199,329
15,273		Kerry Group plc (Class A)	2,022,855
		TOTAL IRELAND	4,222,184

ISRAEL - 0.3%
236,110		Bank Hapoalim Ltd	1,424,674
		TOTAL ISRAEL	1,424,674

ITALY - 2.1%
93,459		Assicurazioni Generali S.p.A.	1,403,352
429,111		Enel S.p.A.	3,930,883
227,316		ENI S.p.A.	2,024,887
1,163,082		Intesa Sanpaolo S.p.A.	2,370,762
80,566	g	Pirelli & C S.p.A	319,066
		TOTAL ITALY	10,048,950

JAPAN - 24.3%
52,900		Aeon Co Ltd	1,250,744
60,200		Ajinomoto Co, Inc	1,087,188
37,037		Alfresa Holdings Corp	758,419
22,714		All Nippon Airways Co Ltd	470,279
121,000		Asahi Kasei Corp	870,367
150,600		Astellas Pharma, Inc	2,349,053
5,100		Benesse Holdings, Inc	133,008
1,200		Calbee, Inc	38,133
2,900	*	Casio Computer Co Ltd	46,349
14,281		Central Japan Railway Co	1,732,420
50,565		Chugai Pharmaceutical Co Ltd	2,282,971
8,427		Dai Nippon Printing Co Ltd	183,083
6,800		Daifuku Co Ltd	619,658
9,775		Daikin Industries Ltd	1,719,877
44,349		Daiwa House Industry Co Ltd	978,659
32,059		Denso Corp	1,185,946
25,232		East Japan Railway Co	1,454,490
17,548		Eisai Co Ltd	1,416,239
1,900		Fast Retailing Co Ltd	1,010,423
16,772		Fujitsu Ltd	2,245,690
10,616		Hankyu Hanshin Holdings, Inc	304,043
6,011		Hino Motors Ltd	34,661
6,800	*	Hitachi Construction Machinery Co Ltd	197,051
24,563		Hitachi Metals Ltd	320,626
110,061		Honda Motor Co Ltd	2,683,271
63,441		Hulic Co Ltd	545,317
100,450		Inpex Holdings, Inc	573,370
50,600		Kajima Corp	555,843
2,900		Kansai Paint Co Ltd	55,579
30,100		Kao Corp	2,183,574
30,300		Kawasaki Heavy Industries Ltd	413,190
101,896		KDDI Corp	3,240,032
1,500		Keio Corp	74,901
126

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

9,546		Keyence Corp	$4,025,422
24,200		Kikkoman Corp	1,135,752
3,165		Kintetsu Corp	123,315
3,200		Kobayashi Pharmaceutical Co Ltd	284,404
9,000		Kobe Bussan Co Ltd	558,573
50,900		Komatsu Ltd	1,000,027
4,700		Kose Corp	476,044
41,372		Kubota Corp	589,136
5,300		Kuraray Co Ltd	51,895
63,510		Kyushu Electric Power Co, Inc	533,382
2,400		Kyushu Railway Co	47,412
3,200	e	Lawson, Inc	159,350
12,000		Lion Corp	311,910
1,600		Marui Co Ltd	23,265
15,100		MEIJI Holdings Co Ltd	1,185,719
114,879		Mitsubishi Chemical Holdings Corp	617,224
112,479		Mitsubishi Corp	2,266,427
63,526		Mitsubishi Estate Co Ltd	912,569
23,400		Mitsubishi Materials Corp	478,400
86,000		Mitsubishi UFJ Lease & Finance Co Ltd	365,059
3,900		Mitsui Chemicals, Inc	74,223
80,900		Mitsui Fudosan Co Ltd	1,264,788
17,600		Mitsui Sumitomo Insurance Group Holdings, Inc	442,253
4,500		Miura Co Ltd	171,105
27,800		Murata Manufacturing Co Ltd	1,785,612
4,500		Nabtesco Corp	136,907
30,601		NEC Corp	1,714,437
5,600		NGK Insulators Ltd	69,596
5,900		NGK Spark Plug Co Ltd	79,346
38,200		Nikon Corp	267,072
6,504		Nintendo Co Ltd	2,860,525
4,000		Nippon Express Co Ltd	190,156
7,600		Nippon Paint Co Ltd	519,697
130		Nippon ProLogis REIT, Inc	448,759
168,054		Nippon Steel Corp	1,377,937
21,400		Nippon Yusen Kabushiki Kaisha	278,456
5,313		Nissin Food Products Co Ltd	479,928
1,562		Nitori Co Ltd	341,978
17,700		Nitto Denko Corp	1,003,244
19,800		NKSJ Holdings, Inc	652,493
10,800		Nomura Real Estate Holdings, Inc	178,554
166		Nomura Real Estate Master Fund, Inc	205,868
58,600		Nomura Research Institute Ltd	1,546,654
74,812		NTT DoCoMo, Inc	2,059,658
12,285		Obayashi Corp	109,685
2,121		Odakyu Electric Railway Co Ltd	44,386
12,600		Omron Corp	907,575
62,500		Ono Pharmaceutical Co Ltd	1,756,711
13,082		Oriental Land Co Ltd	1,578,247
36,100		Osaka Gas Co Ltd	669,355
8,000		Otsuka Corp	417,114
148,306		Panasonic Corp	1,284,534
91,570	*	Rakuten, Inc	841,466
68,929		Recruit Holdings Co Ltd	2,150,298
127

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

288,800		Resona Holdings, Inc	$946,765
46,600		Santen Pharmaceutical Co Ltd	786,257
11,001		Secom Co Ltd	951,355
6,224		Sekisui Chemical Co Ltd	84,723
17,563	e	Sekisui House Ltd	320,766
3,900		SG Holdings Co Ltd	143,125
44,508	*	Sharp Corp	439,288
14,000		Shimadzu Corp	357,270
13,068		Shimizu Corp	93,679
14,400		Shin-Etsu Chemical Co Ltd	1,685,357
28,100		Shionogi & Co Ltd	1,671,695
31,200		Shiseido Co Ltd	1,738,345
26,600		Showa Denko KK	551,475
86,800		Softbank Corp	1,161,923
400		Sohgo Security Services Co Ltd	18,870
62,115		Sony Corp	4,826,025
25,714		Stanley Electric Co Ltd	615,974
6,700		Sumisho Computer Systems Corp	341,005
253,100		Sumitomo Chemical Co Ltd	730,350
38,208		Sumitomo Dainippon Pharma Co Ltd	477,188
48,371		Sumitomo Metal Mining Co Ltd	1,454,010
56,700		Sumitomo Mitsui Trust Holdings, Inc	1,455,721
23,100		Suntory Beverage & Food Ltd	871,938
14,500		Sysmex Corp	1,115,000
7,700		T&D Holdings, Inc	63,382
6,600		TDK Corp	734,823
2,900		Teijin Ltd	41,881
2,200	e	Toho Gas Co Ltd	96,006
30,126		Tokio Marine Holdings, Inc	1,272,069
8,800		Tokyo Electron Ltd	2,435,112
38,100		Tokyo Gas Co Ltd	808,943
8,300		Tokyu Corp	92,370
29,700		Toray Industries, Inc	128,558
1,824		Toto Ltd	68,804
6,000		Toyo Suisan Kaisha Ltd	364,771
95,595		Toyota Motor Corp	5,674,895
40,900		Uni-Charm Corp	1,850,021
4,169		USS Co Ltd	61,809
2,100		Welcia Holdings Co Ltd	192,433
4,200		West Japan Railway Co	181,377
18,800		Yakult Honsha Co Ltd	1,074,517
13,800		Yamada Denki Co Ltd	59,873
2,470		Yamaha Corp	113,884
13,086		Yaskawa Electric Corp	435,075
15,598		Yokogawa Electric Corp	239,587
		TOTAL JAPAN	114,896,650

LUXEMBOURG - 0.1%
66,176		Tenaris S.A.	390,013
		TOTAL LUXEMBOURG	390,013

NETHERLANDS - 3.5%
372,270		Aegon NV	1,090,896
7,337		Akzo Nobel NV	691,325
128

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

18,287		ASML Holding NV	$6,501,717
10,464		DSM NV	1,601,682
317,414		ING Groep NV	2,213,290
63,874		Koninklijke KPN NV	168,270
4,972		Koninklijke Vopak NV	271,461
28,927	*	Prosus NV	2,815,377
6,780		Randstad Holdings NV	326,575
10,753		Wolters Kluwer NV	846,882
		TOTAL NETHERLANDS	16,527,475

NEW ZEALAND - 0.4%
41,348		Auckland International Airport Ltd	176,260
41,586		Fisher & Paykel Healthcare Corp	996,168
61,340		Meridian Energy Ltd	199,157
50,211		Mighty River Power Ltd	156,103
74,923		Ryman Healthcare Ltd	665,015
45,007		Telecom Corp of New Zealand Ltd	147,494
		TOTAL NEW ZEALAND	2,340,197

NORWAY - 1.2%
126,811		Equinor ASA	1,901,295
31,457		Mowi ASA	571,295
279,790		Norsk Hydro ASA	790,330
118,885		Orkla ASA	1,169,333
5,539		Schibsted ASA (B Shares)	181,185
32,928		Telenor ASA	509,027
		TOTAL NORWAY	5,122,465

PORTUGAL - 0.3%
96,590		Energias de Portugal S.A.	485,470
101,122		Galp Energia SGPS S.A.	1,058,828
2,279		Jeronimo Martins SGPS S.A.	38,210
		TOTAL PORTUGAL	1,582,508

SINGAPORE - 1.3%
203,305		Ascendas REIT	526,248
34,400		CapitaCommercial Trust	40,565
534,323		CapitaLand Ltd	1,078,391
52,700		CapitaMall Trust	72,838
49,700		City Developments Ltd	297,634
127,791		DBS Group Holdings Ltd	1,846,024
16,446		Jardine Cycle & Carriage Ltd	241,142
135,800	e	Keppel Corp Ltd	534,766
89,895		Singapore Airlines Ltd	224,248
36,200		Singapore Exchange Ltd	215,945
292,625		Singapore Telecommunications Ltd	532,964
163,800		Singapore Telecommunications Ltd	297,276
74,300		UOL Group Ltd	359,901
		TOTAL SINGAPORE	6,267,942

SPAIN - 2.5%
33,613		Amadeus IT Holding S.A.	1,678,474
507,301		Banco Bilbao Vizcaya Argentaria S.A.	1,579,593
129

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

73,608		Bankinter S.A.	$382,702
497,587		CaixaBank S.A.	1,070,333
495		Ferrovial S.A.	12,121
282,073		Iberdrola S.A.	3,645,874
6,411	*	Iberdrola S.A.-Interim	82,861
40,734		Industria De Diseno Textil S.A.	1,079,365
31,612		Naturgy Energy Group S.A.	588,236
1,014		Red Electrica Corp S.A.	19,768
209,430		Repsol YPF S.A.	1,651,509
		TOTAL SPAIN	11,790,836

SWEDEN - 3.7%
44,719		Assa Abloy AB	987,225
41,908		Atlas Copco AB (A Shares)	1,860,358
36,609		Atlas Copco AB (B Shares)	1,416,865
56,892		Boliden AB	1,553,617
3,728		Electrolux AB (Series B)	70,063
61,643		Essity AB	2,033,874
23,325		Hennes & Mauritz AB (B Shares)	363,576
6,819		Husqvarna AB (B Shares)	65,258
2,585		ICA Gruppen AB	126,984
20,326		Kinnevik AB	715,484
15,109		Lundin Petroleum AB	352,427
88,811		Sandvik AB	1,659,747
82,447		Skandinaviska Enskilda Banken AB (Class A)	797,681
19,911		Skanska AB (B Shares)	401,928
11,637		SKF AB (B Shares)	215,434
33,890		Svenska Cellulosa AB (B Shares)	411,588
126,071		Svenska Handelsbanken AB	1,188,909
33,046		Tele2 AB (B Shares)	468,833
72,073		TeliaSonera AB	280,849
128,586		Volvo AB (B Shares)	2,222,194
		TOTAL SWEDEN	17,192,894

SWITZERLAND - 10.2%
7,035		Adecco S.A.	332,431
37,376		Alcon, Inc	2,258,978
595		Barry Callebaut AG.	1,238,979
9,228		Clariant AG.	174,415
41,580		Coca-Cola HBC AG.	1,082,484
544		Givaudan S.A.	2,253,095
3,658		Kuehne & Nagel International AG.	630,591
4,842		Lonza Group AG.	3,027,872
114,731		Nestle S.A.	13,644,006
28,275		Roche Holding AG.	9,793,230
411		SGS S.A.	1,076,350
9,156		Sika AG.	2,011,867
6,777	*	Sonova Holdings AG	1,532,307
21,214		Swiss Re Ltd	1,673,977
2,365	e	Swisscom AG.	1,257,152
241,526		UBS Group AG	2,845,364
8,749		Zurich Insurance Group AG	3,235,404
		TOTAL SWITZERLAND	48,068,502
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

UNITED KINGDOM - 12.8%
159,293	3i Group plc	$1,833,539
63,729	Associated British Foods plc	1,459,662
39,119	AstraZeneca plc	4,321,851
38,045	AstraZeneca plc (ADR)	2,122,150
508,686	Aviva plc	1,749,398
73,304	Barratt Developments plc	486,934
8,752	Berkeley Group Holdings plc	507,798
149,216	British Land Co plc	712,074
1,012,505	BT Group plc	1,301,018
23,546	Burberry Group plc	383,653
165,670	CNH Industrial NV	1,125,708
36,106	Coca-Cola European Partners plc (Class A)	1,486,484
140,478	Compass Group plc	1,932,865
23,245	Croda International plc	1,734,875
7,785	DCC plc	692,247
164,876	Informa plc	781,774
34,748	InterContinental Hotels Group plc	1,600,532
22,639	Intertek Group plc	1,592,179
211,199	ITV plc	155,742
291,221	J Sainsbury plc	709,804
72,765	JD Sports Fashion plc	575,234
16,714	Johnson Matthey plc	488,060
190,476	Kingfisher plc	601,921
120,559	Land Securities Group plc	908,025
692,371	Legal & General Group plc	1,916,676
23,960	London Stock Exchange Group plc	2,646,594
84,431	Mondi plc	1,495,500
213,146	National Grid plc	2,500,602
5,815	Next plc	410,434
151,092	Pearson plc	1,038,183
167,847	Prudential plc	2,398,661
127,870	RELX plc	2,691,941
24,506	Schroders plc	946,444
95,480	Scottish & Southern Energy plc	1,619,564
150,231	Segro plc	1,902,562
343,696	Standard Chartered plc	1,718,435
286,123	Standard Life Aberdeen plc	931,280
340,120	Taylor Wimpey plc	524,644
730,944	Tesco plc	2,062,974
1,202,343	Vodafone Group plc	1,806,939
57,369	Vodafone Group plc (ADR)	872,009
16,399	Whitbread plc	465,628
458,465	WM Morrison Supermarkets plc	1,112,111
115,546	WPP plc	856,923
	TOTAL UNITED KINGDOM	59,181,631

UNITED STATES - 0.5%
23,651	Ferguson plc	2,084,917
	TOTAL UNITED STATES	2,084,917

	TOTAL COMMON STOCKS	464,337,553
	(Cost $452,336,868)
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

PORTUGAL - 0.0%
96,590		EDP-Energias de Portugal S.A.			$9,808
		TOTAL PORTUGAL			9,808

		TOTAL RIGHTS / WARRANTS			9,808
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.1%

REPURCHASE AGREEMENT - 0.7%
$3,445,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	3,445,000
		TOTAL REPURCHASE AGREEMENT			3,445,000

TREASURY DEBT - 0.3%
$1,070,000		United States Treasury Bill	0.093	09/03/20	1,069,915
		TOTAL TREASURY DEBT			1,069,915

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
469,735	c	State Street Navigator Securities Lending Government Money Market Portfolio			469,735
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			469,735

		TOTAL SHORT-TERM INVESTMENTS			4,984,650
		(Cost $4,984,644)

		TOTAL INVESTMENTS - 99.8%			469,332,011
		(Cost $457,321,512)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			946,074
		NET ASSETS - 100.0%			$470,278,085

		Abbreviation(s):
ADR		American Depositary Receipt
REIT		Real Estate Investment Trust

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,492,560.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $5,371,043 or 1.1% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $3,445,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $3,513,934.

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	46	09/18/20	$4,272,213	$4,171,280	$(100,933)

132

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$78,556,620	16.7%
HEALTH CARE	63,532,932	13.5
INDUSTRIALS	61,150,334	13.0
CONSUMER STAPLES	55,227,745	11.7
CONSUMER DISCRETIONARY	49,732,027	10.6
MATERIALS	40,777,892	8.7
INFORMATION TECHNOLOGY	36,537,004	7.8
COMMUNICATION SERVICES	22,230,659	4.7
UTILITIES	21,714,158	4.6
REAL ESTATE	18,893,564	4.0
ENERGY	15,994,426	3.4
SHORT-TERM INVESTMENTS	4,984,650	1.1
OTHER ASSETS & LIABILITIES, NET	946,074	0.2

NET ASSETS	$470,278,085	100.0%
133

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
73,485	*	Adient plc	$1,222,790
92,921	*	American Axle & Manufacturing Holdings, Inc	656,022
219,512		Aptiv plc	17,067,058
170,416		BorgWarner, Inc	6,237,226
40,763		Cooper Tire & Rubber Co	1,266,099
25,826	*	Cooper-Standard Holding, Inc	276,596
117,047		Dana Inc	1,337,847
22,533	*	Dorman Products, Inc	1,842,073
3,197,019		Ford Motor Co	21,132,296
33,418	*	Fox Factory Holding Corp	2,974,202
1,028,914		General Motors Co	25,609,669
205,537		Gentex Corp	5,547,444
26,801	*	Gentherm, Inc	1,039,075
207,955		Goodyear Tire & Rubber Co	1,873,675
123,184		Harley-Davidson, Inc	3,206,480
20,503		LCI Industries, Inc	2,579,277
49,519		Lear Corp	5,465,907
29,900	*	Modine Manufacturing Co	162,656
12,624	*	Motorcar Parts of America, Inc	210,126
16,977		Standard Motor Products, Inc	772,114
21,060	*	Stoneridge, Inc	436,363
30,666	*	Tenneco, Inc	227,235
121,901	*	Tesla, Inc	174,411,075
45,161		Thor Industries, Inc	5,147,902
22,736	*	Visteon Corp	1,650,861
23,336		Winnebago Industries, Inc	1,409,728
51,577	*,e	Workhorse Group, Inc	800,475
13,695	*	XPEL, Inc	230,487
		TOTAL AUTOMOBILES & COMPONENTS	284,792,758

BANKS - 3.7%
322		1st Constitution Bancorp	3,980
18,937		1st Source Corp	627,193
3,172		ACNB Corp	65,343
15,639		Allegiance Bancshares, Inc	381,435
6,491		Altabancorp	121,706
479		Amalgamated Bank	5,532
14,443	*	Amerant Bancorp Inc	192,814
4,767		American National Bankshares, Inc	104,683
49,763		Ameris Bancorp	1,148,281
3,679		Ames National Corp	68,062
6,995		Arrow Financial Corp	190,964
124,921		Associated Banc-Corp	1,603,986
17,088	*	Atlantic Capital Bancshares, Inc	170,880
68,491		Atlantic Union Bankshares Corp	1,545,842
47,483	*	Axos Financial, Inc	1,064,094
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

54,426		Banc of California, Inc	$583,447
15,677		Bancfirst Corp	682,890
83,646		BancorpSouth Bank	1,750,711
4,356	e	Bank First Corp	270,987
6,376,368		Bank of America Corp	158,644,036
9,389		Bank of Commerce Holdings	70,887
32,503	e	Bank of Hawaii Corp	1,840,645
7,005		Bank of Marin Bancorp	220,027
42,529		Bank of NT Butterfield & Son Ltd	1,107,030
162		Bank of Princeton	2,914
102,952		Bank OZK	2,475,996
107		Bank7 Corp	1,060
7,624		BankFinancial Corp	55,579
81,628		BankUnited	1,643,988
2,718		Bankwell Financial Group, Inc	40,498
28,715		Banner Corp	1,017,372
13,685		Bar Harbor Bankshares	272,058
21,947	*	Baycom Corp	225,615
8,305	*	BBX Capital Corp	115,606
5,794		BCB Bancorp, Inc	46,642
39,308		Berkshire Hills Bancorp, Inc	391,508
28,512	e	BOK Financial Corp	1,588,118
67,201		Boston Private Financial Holdings, Inc	395,478
14,216		Bridge Bancorp, Inc	257,167
865	*	Bridgewater Bancshares, Inc	8,036
63,833		Brookline Bancorp, Inc	612,478
22,997		Bryn Mawr Bank Corp	598,842
6,258		Business First Bancshares, Inc	85,359
35,278		Byline Bancorp, Inc	457,203
1,625		C&F Financial Corp	47,694
115,645		Cadence BanCorp	903,187
2,396		Cambridge Bancorp	129,839
11,832		Camden National Corp	374,956
197	*	Capital Bancorp, Inc	2,092
4,674		Capital City Bank Group, Inc	88,011
112,924		Capitol Federal Financial	1,089,717
22,415		Capstar Financial Holdings, Inc	227,512
17,003		Carter Bank & Trust	119,871
65,605		Cathay General Bancorp	1,586,329
11,748		CBTX, Inc	185,501
17,070		Central Pacific Financial Corp	265,609
5,936		Central Valley Community Bancorp	77,999
1,697		Century Bancorp, Inc	118,179
1,519		Chemung Financial Corp	41,028
74,590		CIT Group, Inc	1,414,972
1,708,400		Citigroup, Inc	85,437,084
5,365		Citizens & Northern Corp	94,961
348,825		Citizens Financial Group, Inc	8,654,348
14,149		City Holding Co	883,747
5,944		Civista Bancshares, Inc	78,045
8,389		CNB Financial Corp	136,992
318	*	Coastal Financial Corp	4,252
4,675		Codorus Valley Bancorp, Inc	54,931
254		Colony Bankcorp Inc	2,710
56,423		Columbia Banking System, Inc	1,632,317
54,039	*	Columbia Financial, Inc	650,089
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

113,943		Comerica, Inc	$4,389,084
83,220		Commerce Bancshares, Inc	4,765,177
42,165		Community Bank System, Inc	2,370,938
12,286		Community Bankers Trust Corp	63,396
2,291		Community Financial Corp	51,593
14,988		Community Trust Bancorp, Inc	458,783
41,896		ConnectOne Bancorp, Inc	577,746
34,327	*	CrossFirst Bankshares, Inc	314,779
47,035	e	Cullen/Frost Bankers, Inc	3,389,342
40,518	*	Customers Bancorp, Inc	480,138
115,167		CVB Financial Corp	2,081,068
25,699		Dime Community Bancshares	301,835
29,798		Eagle Bancorp, Inc	896,324
115,566		East West Bancorp, Inc	4,005,518
5,411		Enterprise Bancorp, Inc	116,337
21,373		Enterprise Financial Services Corp	621,099
11,884	*	Equity Bancshares, Inc	168,040
252	*	Esquire Financial Holdings, Inc	3,919
4,168		ESSA Bancorp, Inc	52,517
88,433		Essent Group Ltd	3,168,554
2,542		Evans Bancorp, Inc	56,051
5,387	e	Farmers & Merchants Bancorp, Inc	115,767
12,585		Farmers National Banc Corp	136,044
13,310	e	FB Financial Corp	338,207
7,299		Federal Agricultural Mortgage Corp (FAMC)	434,364
111	e	Fidelity D&D Bancorp, Inc	5,068
581,542		Fifth Third Bancorp	11,549,424
9,344		Financial Institutions, Inc	138,011
31,164		First Bancorp (NC)	643,848
202,018		First Bancorp (Puerto Rico)	1,098,978
15,845		First Bancorp, Inc	319,118
15,729		First Bancshares, Inc	313,164
607		First Bank	3,964
41,049		First Busey Corp	701,938
3,440		First Business Financial Services, Inc	51,153
2,779	e	First Capital Inc	148,704
357		First Choice Bancorp	5,401
5,389		First Citizens Bancshares, Inc (Class A)	2,295,013
90,917		First Commonwealth Financial Corp	715,517
14,950		First Community Bancshares, Inc	292,422
79,406		First Financial Bancorp	1,104,935
106,774		First Financial Bankshares, Inc	3,194,678
16,504		First Financial Corp	551,729
44,505		First Foundation, Inc	684,042
2,629		First Guaranty Bancshares, Inc	30,996
110,210		First Hawaiian, Inc	1,915,450
433,709		First Horizon National Corp	4,020,482
3,000		First Internet Bancorp	43,950
39,148		First Interstate Bancsystem, Inc	1,139,598
45,398		First Merchants Corp	1,109,073
5,811		First Mid-Illinois Bancshares, Inc	141,847
90,274		First Midwest Bancorp, Inc	1,095,475
5,115		First Northwest Bancorp	52,429
13,348		First of Long Island Corp	199,019
140,321		First Republic Bank	15,783,306
32,395		Flagstar Bancorp, Inc	1,016,555
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,653		Flushing Financial Corp	$262,075
287,364		FNB Corp	2,129,367
581		FNCB Bancorp Inc	3,248
15,915		Franklin Financial Network, Inc	420,156
143		Franklin Financial Services Corp	3,449
136		FS Bancorp, Inc	5,168
130,495		Fulton Financial Corp	1,265,802
413	*	FVCBankcorp, Inc	4,072
20,622		German American Bancorp, Inc	586,490
81,336		Glacier Bancorp, Inc	2,871,974
8,538		Great Southern Bancorp, Inc	307,966
48,471		Great Western Bancorp, Inc	630,123
1,634		Greene County Bancorp, Inc	35,180
4,754		Guaranty Bancshares, Inc	128,833
70,398		Hancock Whitney Corp	1,341,786
30,987		Hanmi Financial Corp	286,010
42,190		HarborOne Northeast Bancorp, Inc	365,365
200		Hawthorn Bancshares Inc	3,304
7,463		HBT Financial, Inc	89,705
32,636		Heartland Financial USA, Inc	1,019,549
45,275		Heritage Commerce Corp	306,965
30,142		Heritage Financial Corp	570,136
68,376		Hilltop Holdings, Inc	1,331,281
714		Hingham Institution for Savings	125,664
2,987		Home Bancorp, Inc	69,836
134,606		Home Bancshares, Inc	2,198,116
16,139		HomeStreet, Inc	426,715
8,764		HomeTrust Bancshares, Inc	126,377
113,788		Hope Bancorp, Inc	959,233
19,773		Horizon Bancorp	199,905
4,974	*	Howard Bancorp, Inc	47,303
823,432		Huntington Bancshares, Inc	7,633,215
28,161		Independent Bank Corp (MA)	1,816,948
17,048		Independent Bank Corp (MI)	238,075
25,566		Independent Bank Group, Inc	1,123,114
49,414		International Bancshares Corp	1,503,174
4,463		Investar Holding Corp	59,492
209,310		Investors Bancorp, Inc	1,699,597
2,498,849		JPMorgan Chase & Co	241,488,767
66,278		Kearny Financial Corp	532,875
805,924		Keycorp	9,679,147
46,893		Lakeland Bancorp, Inc	477,371
23,735		Lakeland Financial Corp	1,050,511
4,763		LCNB Corp	59,633
6,964	*,e	LendingTree, Inc	2,411,564
159		Level One Bancorp, Inc	2,571
27,534		Live Oak Bancshares, Inc	468,353
650		Luther Burbank Corp	6,221
105,039		M&T Bank Corp	11,128,882
13,130		Macatawa Bank Corp	94,536
315		Mackinac Financial Corp	2,867
243	*	MainStreet Bancshares Inc	3,142
9,493		Mercantile Bank Corp	202,106
9,883		Merchants Bancorp	182,144
34,432		Meridian Bancorp, Inc	392,697
36,468		Meta Financial Group, Inc	680,493
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

575	e	Metrocity Bankshares, Inc	$7,751
9,222	*	Metropolitan Bank Holding Corp	272,787
295,077		MGIC Investment Corp	2,440,287
234		Mid Penn Bancorp, Inc	4,498
10,002		Midland States Bancorp, Inc	140,928
6,314		MidWestOne Financial Group, Inc	114,157
166	*	MMA Capital Holdings Inc	4,114
72,869	*	Mr Cooper Group, Inc	1,189,951
338		MVB Financial Corp	4,468
30,919		National Bank Holdings Corp	858,930
2,956		National Bankshares, Inc	74,137
40,731		NBT Bancorp, Inc	1,213,377
374,793		New York Community Bancorp, Inc	3,946,570
7,733	*	Nicolet Bankshares, Inc	433,203
57,870	*	NMI Holdings, Inc	898,142
4,268		Northeast Bank	81,263
24,676		Northfield Bancorp, Inc	237,136
3,437		Northrim BanCorp, Inc	79,120
110,163		Northwest Bancshares, Inc	1,085,106
3,515		Norwood Financial Corp	85,133
194	e	Oak Valley Bancorp	2,483
55,487		OceanFirst Financial Corp	850,061
40,803		OFG Bancorp	533,703
2,468		Ohio Valley Banc Corp	48,620
131,964		Old National Bancorp	1,846,176
16,270		Old Second Bancorp, Inc	135,366
521		OP Bancorp	3,241
10,200		Origin Bancorp, Inc	242,148
3,740		Orrstown Financial Services, Inc	50,864
68,985		Pacific Premier Bancorp, Inc	1,449,375
103,760		PacWest Bancorp	1,896,214
13,965		Park National Corp	1,197,638
4,176		Parke Bancorp, Inc	48,817
451		PCB Bancorp	4,149
10,634		PCSB Financial Corp	118,250
369	*	PDL Community Bancorp	3,358
10,924		Peapack Gladstone Financial Corp	177,843
3,034		Penns Woods Bancorp, Inc	61,287
40,449		PennyMac Financial Services, Inc	1,952,069
2,557		Peoples Bancorp of North Carolina, Inc	42,318
8,281		Peoples Bancorp, Inc	166,200
8,670		Peoples Financial Services Corp	311,340
346,638		People’s United Financial, Inc	3,740,224
64,649		Pinnacle Financial Partners, Inc	2,561,393
398	*	Pioneer Bancorp, Inc	3,463
349,897		PNC Financial Services Group, Inc	37,323,513
71,176		Popular, Inc	2,641,341
12,981		Preferred Bank	483,542
5,869		Premier Financial Bancorp, Inc	62,211
30,446		Premier Financial Corp	538,285
129	*	Professional Holding Corp	1,459
74,820		Prosperity Bancshares, Inc	4,156,999
5,101		Provident Bancorp Inc	40,043
201		Provident Financial Holdings, Inc	2,452
61,876		Provident Financial Services, Inc	844,607
4,776		Prudential Bancorp, Inc	53,491
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,152		QCR Holdings, Inc	$213,702
166,570		Radian Group, Inc	2,485,224
8,732		RBB Bancorp	111,770
4,818		Red River Bancshares Inc	192,913
786,994		Regions Financial Corp	8,546,755
15,596		Reliant Bancorp Inc	230,041
45,940		Renasant Corp	1,067,186
4,408		Republic Bancorp, Inc (Class A)	133,210
30,260	*	Republic First Bancorp, Inc	70,506
18,363		Richmond Mutual Bancorporation, Inc	211,725
10,846		Riverview Bancorp, Inc	52,929
35,276		S&T Bancorp, Inc	758,434
36,981		Sandy Spring Bancorp, Inc	855,001
277		SB One Bancorp	5,127
41,676	*	Seacoast Banking Corp of Florida	786,843
477	*	Select Bancorp, Inc	3,725
40,685		ServisFirst Bancshares, Inc	1,488,664
6,930		Shore Bancshares, Inc	64,241
5,427		Sierra Bancorp	95,407
43,906		Signature Bank	4,501,682
15,308	*	Silvergate Capital Corp	209,260
81,496		Simmons First National Corp (Class A)	1,352,019
17,120		SmartFinancial, Inc	244,131
366		South Plains Financial Inc	4,890
57,128		South State Corp	2,722,721
2,839	*	Southern First Bancshares, Inc	69,272
11,382		Southern Missouri Bancorp, Inc	248,241
5,879		Southern National Bancorp of Virginia, Inc	49,501
25,943		Southside Bancshares, Inc	718,621
493	*	Spirit of Texas Bancshares, Inc	5,743
158,051		Sterling Bancorp	1,778,074
639		Sterling Bancorp, Inc	1,949
20,940		Stock Yards Bancorp, Inc	818,545
6,059		Summit Financial Group, Inc	91,127
42,985	*	SVB Financial Group	9,640,246
124,446		Synovus Financial Corp	2,507,587
124,754		TCF Financial Corp	3,429,487
3,886		Territorial Bancorp, Inc	85,375
41,300	*	Texas Capital Bancshares, Inc	1,371,986
44,543		TFS Financial Corp	644,983
46,628	*	The Bancorp, Inc	439,702
3,722		Timberland Bancorp, Inc	62,009
11,859		Tompkins Financial Corp	765,261
61,577		Towne Bank	1,086,218
27,950		Trico Bancshares	782,600
22,891	*	Tristate Capital Holdings, Inc	303,306
18,829	*	Triumph Bancorp, Inc	493,320
1,109,424		Truist Financial Corp	41,559,023
107,980		Trustco Bank Corp NY	625,204
57,612		Trustmark Corp	1,297,422
38,598		UMB Financial Corp	1,922,180
180,979		Umpqua Holdings Corp	1,963,622
100,972		United Bankshares, Inc	2,657,583
62,080		United Community Banks, Inc	1,113,094
7,421		United Security Bancshares	46,455
4,323		Unity Bancorp, Inc	54,081
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,084		Univest Financial Corp	$230,634
1,114,960		US Bancorp	41,075,126
327,497		Valley National Bancorp	2,446,403
48,346		Veritex Holdings, Inc	808,345
23,174		Walker & Dunlop, Inc	1,168,201
66,939		Washington Federal, Inc	1,562,356
18,629		Washington Trust Bancorp, Inc	621,091
20,736		Waterstone Financial, Inc	316,846
75,293		Webster Financial Corp	2,053,240
3,086,175		Wells Fargo & Co	74,870,606
54,942		WesBanco, Inc	1,089,500
8,913		West Bancorporation, Inc	146,262
21,621		Westamerica Bancorporation	1,305,044
80,154		Western Alliance Bancorp	2,881,536
15,237		Western New England Bancorp, Inc	76,794
42,913		Wintrust Financial Corp	1,836,676
48,216		WSFS Financial Corp	1,375,602
134,126		Zions Bancorporation	4,355,071
		TOTAL BANKS	985,864,356

CAPITAL GOODS - 5.7%
463,680		3M Co	69,769,930
108,734		A.O. Smith Corp	5,234,455
34,384	e	Aaon, Inc	2,037,252
30,332		AAR Corp	522,317
33,830		Acuity Brands, Inc	3,352,553
40,409		Advanced Drainage Systems, Inc	1,980,041
125,360	*	Aecom Technology Corp	4,536,778
21,031	*	Aegion Corp	324,298
57,652	*	Aerojet Rocketdyne Holdings, Inc	2,378,145
17,916	*	Aerovironment, Inc	1,371,470
49,068		AGCO Corp	3,220,333
86,797		Air Lease Corp	2,275,817
7,957		Alamo Group, Inc	820,446
25,288		Albany International Corp (Class A)	1,215,847
76,134		Allegion plc	7,572,288
4,410		Allied Motion Technologies, Inc	166,257
92,177		Allison Transmission Holdings, Inc	3,443,733
11,442	*	Alpha Pro Tech Ltd	249,092
51,464		Altra Industrial Motion Corp	1,761,613
13,698	*	Ameresco, Inc	379,161
17,208	*,e	American Superconductor Corp	160,034
13,665	*	American Woodmark Corp	1,101,672
190,238		Ametek, Inc	17,739,693
16,952		Apogee Enterprises, Inc	365,994
31,414		Applied Industrial Technologies, Inc	1,982,852
40,965		Arcosa, Inc	1,729,542
12,291		Argan, Inc	527,284
41,024		Armstrong World Industries, Inc	2,922,550
18,674		Astec Industries, Inc	830,806
13,095	*	Astronics Corp	113,926
44,928	*	Atkore International Group, Inc	1,198,230
50,725	*	Axon Enterprise, Inc	4,216,769
25,393		AZZ, Inc	801,911
37,717		Barnes Group, Inc	1,390,626
49,427	*	Beacon Roofing Supply, Inc	1,540,145
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

69,267	*	Bloom Energy Corp	$842,287
8,755	*	Blue Bird Corp	109,700
54,876	*	BMC Stock Holdings, Inc	1,404,826
438,676		Boeing Co	69,310,808
95,922	*	Builders FirstSource, Inc	2,272,392
79,803		BWX Technologies, Inc	4,350,860
14,260		Caesarstone Sdot-Yam Ltd	163,562
12,974	*	CAI International, Inc	223,283
44,952		Carlisle Cos, Inc	5,352,884
711,957		Carrier Global Corp	19,393,709
446,198		Caterpillar, Inc	59,290,790
30,033	*	Chart Industries, Inc	2,058,161
13,995	*	CIRCOR International, Inc	366,949
81,096	*	Colfax Corp	2,358,272
13,127		Columbus McKinnon Corp	434,898
30,309		Comfort Systems USA, Inc	1,506,660
917	*	Concrete Pumping Holdings Inc	3,430
26,481	*	Construction Partners Inc	438,261
27,113	*	Cornerstone Building Brands, Inc	153,731
43,247		Crane Co	2,446,483
13,900		CSW Industrials, Inc	928,381
25,900		Cubic Corp	1,087,800
120,219		Cummins, Inc	23,233,524
34,154		Curtiss-Wright Corp	3,043,804
232,576		Deere & Co	41,005,475
108,057		Donaldson Co, Inc	5,223,475
18,206		Douglas Dynamics, Inc	643,582
119,810		Dover Corp	12,332,043
6,881	*	Ducommun, Inc	247,372
10,306	*	DXP Enterprises, Inc	173,965
25,171	*	Dycom Industries, Inc	1,078,074
2,940		Eastern Co	47,951
328,135		Eaton Corp	30,559,213
44,156		EMCOR Group, Inc	3,024,686
488,416		Emerson Electric Co	30,286,676
17,174		Encore Wire Corp	861,963
46,044	*	Energy Recovery, Inc	349,474
43,709		Enerpac Tool Group Corp	826,100
35,655		EnerSys	2,398,155
12,847		EnPro Industries, Inc	613,187
23,037		ESCO Technologies, Inc	1,979,800
2,079	*,e	EVI Industries, Inc	52,557
73,040	*	Evoqua Water Technologies Corp	1,404,559
472,294		Fastenal Co	22,216,710
49,176		Federal Signal Corp	1,520,030
108,947		Flowserve Corp	3,036,353
110,711		Fluor Corp	1,128,145
244,221		Fortive Corp	17,141,872
114,022		Fortune Brands Home & Security, Inc	8,722,683
12,756	*	Foundation Building Materials, Inc	175,140
38,334		Franklin Electric Co, Inc	2,071,953
173,551	*,e	FuelCell Energy, Inc	387,019
49,251	*	Gates Industrial Corp plc	519,106
30,822	e	GATX Corp	1,879,834
3,397	*	Gencor Industries, Inc	40,662
49,747	*	Generac Holdings, Inc	7,839,132
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

207,974		General Dynamics Corp	$30,518,105
7,130,734		General Electric Co	43,283,555
390	*	General Finance Corp	2,293
25,555	*	Gibraltar Industries, Inc	1,321,705
28,818	*	GMS, Inc	675,206
14,650		Gorman-Rupp Co	443,309
136,044		Graco, Inc	7,242,983
47,910		GrafTech International Ltd	290,814
4,644		Graham Corp	61,115
41,260	e	Granite Construction, Inc	699,770
64,887	*	Great Lakes Dredge & Dock Corp	542,455
26,719	e	Greenbrier Cos, Inc	687,480
29,179		Griffon Corp	667,324
23,665		H&E Equipment Services, Inc	416,267
65,335	*	Harsco Corp	1,042,747
56,339	*	HC2 Holdings, Inc	152,679
134,268	*	HD Supply Holdings, Inc	4,712,807
34,729		HEICO Corp	3,338,151
63,687		HEICO Corp (Class A)	4,875,240
24,299		Helios Technologies, Inc	919,231
22,822	*	Herc Holdings, Inc	765,450
64,480		Hexcel Corp	2,405,104
62,361		Hillenbrand, Inc	1,822,812
579,786		Honeywell International, Inc	86,602,635
321,666		Howmet Aerospace, Inc	4,754,223
45,883		Hubbell, Inc	6,192,829
33,322		Huntington Ingalls	5,788,365
2,869		Hurco Cos, Inc	79,586
6,475		Hyster-Yale Materials Handling, Inc	241,582
61,462		IDEX Corp	10,130,167
6,203	*	IES Holdings, Inc	147,817
259,798		Illinois Tool Works, Inc	48,060,032
282,417	*	Ingersoll Rand, Inc	8,921,553
11,788		Insteel Industries, Inc	219,728
74,037		ITT, Inc	4,274,156
102,612		Jacobs Engineering Group, Inc	8,757,934
61,359	*	JELD-WEN Holding, Inc	1,202,636
26,375		John Bean Technologies Corp	2,472,920
610,358		Johnson Controls International plc	23,486,576
9,951		Kadant, Inc	1,079,783
24,437		Kaman Corp	965,017
67,545		Kennametal, Inc	1,821,013
88,732	*	Kratos Defense & Security Solutions, Inc	1,598,063
177,751		L3Harris Technologies, Inc	29,920,826
2,093	*	Lawson Products, Inc	62,539
5,752	*	LB Foster Co (Class A)	80,873
28,972		Lennox International, Inc	7,768,552
48,556		Lincoln Electric Holdings, Inc	4,388,977
8,955		Lindsay Corp	868,366
204,326		Lockheed Martin Corp	77,433,424
20,306		Luxfer Holdings plc	257,886
10,430	*	Lydall, Inc	168,966
27,581	*	Manitowoc Co, Inc	294,013
215,354		Masco Corp	12,309,635
18,532	*	Masonite International Corp	1,563,174
46,307	*,e	Mastec, Inc	1,842,092
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

54,176	e	Maxar Technologies, Inc	$963,791
44,002	*	Mercury Systems, Inc	3,407,075
57,426	*	Meritor, Inc	1,306,442
45,063	*	Middleby Corp	3,742,933
13,352		Miller Industries, Inc	378,529
25,495		Moog, Inc (Class A)	1,369,591
56	*	Morgan Group Holding Co	699
54,420	*	MRC Global, Inc	323,799
34,635		MSC Industrial Direct Co (Class A)	2,286,256
45,799		Mueller Industries, Inc	1,280,540
131,684		Mueller Water Products, Inc (Class A)	1,332,642
16,102	*	MYR Group, Inc	590,460
6,044		National Presto Industries, Inc	516,097
45,887	*	Navistar International Corp	1,469,761
60,508		NN, Inc	318,272
48,255		Nordson Corp	9,343,616
128,841		Northrop Grumman Corp	41,874,613
5,472	*	Northwest Pipe Co	135,979
108,136	*	NOW, Inc	852,112
8,201	*	NV5 Global Inc	465,325
128,269		nVent Electric plc	2,329,365
1,406	e	Omega Flex, Inc	171,181
55,798		Oshkosh Corp	4,392,419
334,041		Otis Worldwide Corp	20,957,732
88,416		Owens Corning, Inc	5,346,516
277,231		PACCAR, Inc	23,586,813
18,484		Park Aerospace Corp	199,258
105,162		Parker-Hannifin Corp	18,815,585
22,423	*	Parsons Corp	780,993
18,099		Patrick Industries, Inc	1,157,431
138,647		Pentair plc	5,941,024
55,784	*	PGT, Inc	952,233
249,313	*,e	Plug Power, Inc	1,922,203
6,645		Powell Industries, Inc	176,425
1,196		Preformed Line Products Co	58,915
28,953		Primoris Services Corp	464,117
22,476	*	Proto Labs, Inc	2,699,817
20,294		Quanex Building Products Corp	285,131
115,921		Quanta Services, Inc	4,633,362
21,813		Raven Industries, Inc	471,379
1,173,577		Raytheon Technologies Corp	66,518,344
19,965	*	RBC Bearings, Inc	2,444,115
34,383		Regal-Beloit Corp	3,162,205
99,172	*	Resideo Technologies, Inc	1,317,004
37,787		REV Group, Inc	245,616
86,825		Rexnord Corp	2,515,320
94,679		Rockwell Automation, Inc	20,653,277
85,813		Roper Technologies Inc	37,109,832
18,319		Rush Enterprises, Inc (Class A)	871,618
3,125		Rush Enterprises, Inc (Class B)	124,375
129,208	*	Sensata Technologies Holding plc	4,907,320
32,715		Shyft Group, Inc	617,659
36,468		Simpson Manufacturing Co, Inc	3,521,350
35,119	*	SiteOne Landscape Supply, Inc	4,496,286
44,031		Snap-On, Inc	6,422,802
84,507		Spirit Aerosystems Holdings, Inc (Class A)	1,653,802
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,202	*	SPX Corp	$1,478,484
34,096	*	SPX FLOW, Inc	1,366,568
7,683		Standex International Corp	411,425
126,310		Stanley Black & Decker, Inc	19,365,849
17,061	*	Sterling Construction Co, Inc	175,728
90,323	*	Sunrun, Inc	3,313,951
11,683		Systemax, Inc	261,816
29,728	*	Teledyne Technologies, Inc	9,117,578
15,153		Tennant Co	1,009,493
49,921		Terex Corp	941,011
41,471	*	Textainer Group Holdings Ltd	350,015
186,677		Textron, Inc	6,522,494
24,056	*	Thermon Group Holdings	325,959
54,369		Timken Co	2,482,489
10,789	*	Titan Machinery, Inc	117,222
88,467		Toro Co	6,312,120
24,177	*	TPI Composites, Inc	618,448
195,430		Trane Technologies plc	21,862,754
232	*	Transcat Inc	6,473
42,892		TransDigm Group, Inc	18,511,329
47,337	*	Trex Co, Inc	6,595,464
34,812	*	Trimas Corp	814,601
80,425	e	Trinity Industries, Inc	1,570,700
41,441		Triton International Ltd	1,304,148
45,415		Triumph Group, Inc	307,914
40,087	*	Tutor Perini Corp	471,824
58,960	*	United Rentals, Inc	9,160,615
124,547	*	Univar Solutions Inc	2,200,745
17,470		Valmont Industries, Inc	2,117,364
12,241	*	Vectrus, Inc	538,482
20,214	*	Veritiv Corp	309,476
163,323	*	Vertiv Holdings Co	2,368,184
14,109	*	Vicor Corp	1,149,460
49,352	*,e	Virgin Galactic Holdings, Inc	1,107,952
36,289	*	Vivint Solar, Inc	738,118
36,451		W.W. Grainger, Inc	12,449,110
42,011	e	Wabash National Corp	478,505
149,262		Wabtec Corp	9,282,604
26,606		Watsco, Inc	6,280,878
23,428		Watts Water Technologies, Inc (Class A)	1,965,375
123,023	*	Welbilt, Inc	747,980
35,452	*	WESCO International, Inc	1,378,019
2,289	*	Willis Lease Finance Corp	44,636
120,496	*	WillScot Mobile Mini Holdings Corp	1,814,670
45,076		Woodward Inc	3,377,995
146,510		Xylem, Inc	10,692,300
		TOTAL CAPITAL GOODS	1,508,138,482

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
58,193		ABM Industries, Inc	2,089,129
35,690	*	Acacia Research (Acacia Technologies)	141,332
103,094		ACCO Brands Corp	672,173
88,793	e	ADT, Inc	764,508
61,357	*	Advanced Disposal Services, Inc	1,850,527
113,734	*,e,g	API Group Corp	1,584,315
43,297	*	ASGN Inc	2,964,113
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,611		Barrett Business Services, Inc	$242,907
13,999		BG Staffing, Inc	127,111
39,719		Brady Corp (Class A)	1,825,882
37,081	*	BrightView Holdings, Inc	449,422
42,229		Brink’s Co	1,872,856
38,494	*	Casella Waste Systems, Inc (Class A)	2,132,953
249	*,e	Casper Sleep, Inc	2,298
42,728	*	CBIZ, Inc	1,033,163
16,964	*	Ceco Environmental Corp	113,659
15,748	*	Cimpress plc	1,574,800
72,253		Cintas Corp	21,811,013
39,289	*	Clean Harbors, Inc	2,341,624
166,431	*	Copart, Inc	15,519,691
31,581	*	CoStar Group, Inc	26,836,271
82,721		Covanta Holding Corp	813,975
4,778		CRA International, Inc	199,577
28,535		Deluxe Corp	805,543
63,454		Emerald Holding, Inc	172,595
30,888		Ennis, Inc	534,362
99,914		Equifax, Inc	16,242,020
43,613		Exponent, Inc	3,666,109
5,352	*	Forrester Research, Inc	187,909
6,930	*	Franklin Covey Co	125,364
31,101	*	FTI Consulting, Inc	3,714,703
20,563	*	GP Strategies Corp	152,783
60,182		Healthcare Services Group	1,576,167
15,967		Heidrick & Struggles International, Inc	323,012
8,781	*	Heritage-Crystal Clean, Inc	122,319
47,966		Herman Miller, Inc	1,123,843
40,039		HNI Corp	1,189,158
18,730	*	Huron Consulting Group, Inc	893,796
109,901	*	IAA, Inc	4,764,208
15,156		ICF International, Inc	1,024,697
326,020		IHS Markit Ltd	26,319,595
29,611		Insperity, Inc	1,979,791
37,263		Interface, Inc	297,359
106,287		KAR Auction Services, Inc	1,608,122
19,831		Kelly Services, Inc (Class A)	293,697
13,585		Kforce, Inc	391,791
18,935		Kimball International, Inc (Class B)	207,149
28,443		Knoll, Inc	333,068
46,339		Korn/Ferry International	1,302,126
48,265		Manpower, Inc	3,320,149
8,730	*	Mastech Holdings, Inc	187,695
25,252		Matthews International Corp (Class A)	545,443
19,097		McGrath RentCorp	1,108,008
15,831	*	Mistras Group, Inc	55,883
29,135	e	MSA Safety, Inc	3,453,372
288,609		Nielsen NV	4,164,628
8,365		NL Industries, Inc	30,616
188,775		Pitney Bowes, Inc	630,508
70,388	*,e	Precigen, Inc	296,333
60,878		Quad Graphics, Inc	189,331
174,587		Republic Services, Inc	15,232,716
33,636		Resources Connection, Inc	380,087
91,596		Robert Half International, Inc	4,659,488
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

126,337		Rollins, Inc	$6,620,059
18,840	*	SP Plus Corp	299,368
86,165		Steelcase, Inc (Class A)	924,550
73,673	*	Stericycle, Inc	4,452,428
41,458	*	Team, Inc	163,759
44,164		Tetra Tech, Inc	3,915,139
154,628		TransUnion	13,850,030
35,080	*	TriNet Group, Inc	2,315,280
29,202	*	TrueBlue, Inc	450,587
12,842		Unifirst Corp	2,394,776
25,222		US Ecology, Inc	874,699
131,173		Verisk Analytics, Inc	24,753,657
15,214		Viad Corp	219,994
56,752	*	Vivint Smart Home, Inc	871,143
5,082		VSE Corp	142,957
346,443		Waste Management, Inc	37,970,153
5,288	*	Willdan Group, Inc	130,402
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	290,917,823

CONSUMER DURABLES & APPAREL - 1.3%
27,023		Acushnet Holdings Corp	1,028,225
26,833	*	Beazer Homes USA, Inc	300,261
66,115		Brunswick Corp	4,428,383
84,898		Callaway Golf Co	1,617,307
122,392	*	Capri Holdings Ltd	1,833,432
35,223		Carter’s, Inc	2,772,755
7,948	*	Cavco Industries, Inc	1,592,223
24,242	*	Century Communities, Inc	863,500
11,571		Clarus Corp	138,621
24,922		Columbia Sportswear Co	1,890,085
56,227	*	CROCS, Inc	2,020,798
22,688	*	Deckers Outdoor Corp	4,747,464
270,006		DR Horton, Inc	17,863,597
3,923		Escalade, Inc	60,218
19,032		Ethan Allen Interiors, Inc	225,339
58,836	*,e	Fossil Group, Inc	194,747
124,666		Garmin Ltd	12,290,821
36,698	*	Genasys, Inc	154,132
26,354	*	G-III Apparel Group Ltd	260,641
79,031	*	GoPro, Inc	418,074
20,899	*	Green Brick Partners, Inc	288,406
7,328	e	Hamilton Beach Brands Holding Co	111,386
295,588		Hanesbrands, Inc	4,176,658
104,880		Hasbro, Inc	7,631,069
20,889	*	Helen of Troy Ltd	3,932,354
7,092		Hooker Furniture Corp	151,769
18,189	*	Installed Building Products, Inc	1,438,932
22,237	*,e	iRobot Corp	1,616,408
3,635		Johnson Outdoors, Inc	318,281
70,942		KB Home	2,386,489
37,264	e	Kontoor Brands, Inc	713,978
8,248	*	Lakeland Industries, Inc	195,148
36,042		La-Z-Boy, Inc	1,025,755
171	*	Legacy Housing Corp	2,350
106,296		Leggett & Platt, Inc	4,261,407
15,430		Lennar Corp (B Shares)	831,214
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

221,786		Lennar Corp (Class A)	$16,046,217
16,745	*	LGI Homes, Inc	1,910,772
4,217		Lifetime Brands, Inc	29,730
7,334	*,e	Lovesac Co	233,075
93,097	*	Lululemon Athletica, Inc	30,311,452
23,996	*	M/I Homes, Inc	998,954
16,508	*	Malibu Boats, Inc	970,340
7,010		Marine Products Corp	89,938
11,880	*	MasterCraft Boat Holdings, Inc	245,916
271,276	*	Mattel, Inc	3,013,876
41,580		MDC Holdings, Inc	1,864,031
29,826	*	Meritage Homes Corp	2,958,143
49,417	*	Mohawk Industries, Inc	3,945,947
21,509		Movado Group, Inc	207,347
2,620		Nacco Industries, Inc (Class A)	57,221
24,386	*	Nautilus, Inc	254,346
319,396		Newell Brands Inc	5,238,094
998,301		Nike, Inc (Class B)	97,444,161
2,744	*	NVR, Inc	10,784,332
16,947		Oxford Industries, Inc	727,704
80,092	*	Peloton Interactive, Inc	5,463,876
47,660		Polaris Inc	4,939,006
219,194		Pulte Homes, Inc	9,556,858
7,666	*	Purple Innovation, Inc	186,820
61,132		PVH Corp	2,974,683
40,087		Ralph Lauren Corp	2,858,203
264		Rocky Brands, Inc	6,006
110,005	*	Skechers U.S.A., Inc (Class A)	3,220,946
41,482	*	Skyline Champion Corp	1,171,037
41,551	*	Smith & Wesson Brands, Inc	992,653
53,843	*	Sonos, Inc	861,488
73,334		Steven Madden Ltd	1,553,214
13,669		Sturm Ruger & Co, Inc	1,112,247
3,287		Superior Uniform Group, Inc	63,275
237,762		Tapestry, Inc	3,176,500
102,141	*	Taylor Morrison Home Corp	2,395,206
36,530	*	Tempur Sealy International, Inc	2,957,104
99,434		Toll Brothers, Inc	3,798,379
26,439	*	TopBuild Corp	3,487,833
100,427	*	TRI Pointe Homes, Inc	1,679,139
43,673	e	Tupperware Brands Corp	673,874
11,345	*	Turtle Beach Corp	208,067
148,547	*	Under Armour, Inc (Class A)	1,562,714
152,501	*	Under Armour, Inc (Class C)	1,447,235
14,788	*	Unifi, Inc	176,864
11,537	*	Universal Electronics, Inc	531,510
11,472	*	Vera Bradley, Inc	50,305
267,720		VF Corp	16,159,579
48,656	*	Vista Outdoor, Inc	834,450
34,014	*,e	VOXX International Corp (Class A)	221,771
49,969		Whirlpool Corp	8,150,943
64,853		Wolverine World Wide, Inc	1,559,066
56,725	*	YETI Holdings, Inc	2,773,285
		TOTAL CONSUMER DURABLES & APPAREL	347,917,959
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.8%
34,312	*,e	Accel Entertainment, Inc	$274,153
42,195	*	Adtalem Global Education, Inc	1,448,976
12,621	*	American Public Education, Inc	367,397
186,641		ARAMARK Holdings Corp	3,941,858
2,328	*	Biglari Holdings, Inc (B Shares)	151,157
18,091		BJ’s Restaurants, Inc	362,905
61,053		Bloomin’ Brands, Inc	703,331
277		Bluegreen Vacations Corp	1,994
73,024		Boyd Gaming Corp	1,728,478
46,917	*	Bright Horizons Family Solutions	5,031,379
31,205		Brinker International, Inc	839,102
68,837	*	Caesars Entertainment, Inc	2,137,389
385,515	e	Carnival Corp	5,350,948
14,827		Carriage Services, Inc	327,825
34,420	*	Carrols Restaurant Group, Inc	211,339
31,299	*	Century Casinos, Inc	126,135
37,993	e	Cheesecake Factory	911,832
98,298	*	Chegg, Inc	7,959,189
22,814	*	Chipotle Mexican Grill, Inc (Class A)	26,353,820
26,684	e	Choice Hotels International, Inc	2,242,523
30,971		Churchill Downs, Inc	4,290,103
9,829	*	Chuy’s Holdings, Inc	156,379
4,887		Collectors Universe	185,999
18,172		Cracker Barrel Old Country Store, Inc	2,007,461
106,703		Darden Restaurants, Inc	8,098,758
54,252	e	Dave & Buster’s Entertainment, Inc	669,470
48,093	*	Del Taco Restaurants, Inc	367,911
53,108	*	Denny’s Corp	471,865
9,900	e	Dine Brands Global Inc.	449,757
31,908		Domino’s Pizza, Inc	12,335,952
66,410		Dunkin Brands Group, Inc	4,564,359
13,009	*	El Pollo Loco Holdings, Inc	257,058
90,650	*	Everi Holdings, Inc	514,892
144,921		Extended Stay America, Inc	1,653,549
39,453	*	Fiesta Restaurant Group, Inc	255,655
15,772	e	Franchise Group, Inc	386,414
70,674	*	frontdoor, Inc	2,967,955
10,358	*	Golden Entertainment, Inc	88,561
3,524		Graham Holdings Co	1,403,856
40,040	*	Grand Canyon Education, Inc	3,553,150
163,755		H&R Block, Inc	2,374,448
72,764	*	Hilton Grand Vacations, Inc	1,477,109
225,597		Hilton Worldwide Holdings, Inc	16,931,055
86,270	*	Houghton Mifflin Harcourt Co	255,359
28,561		Hyatt Hotels Corp	1,370,928
64,295	e	International Game Technology plc	633,949
18,395	e	Jack in the Box, Inc	1,510,413
32,869	*	K12, Inc	1,505,072
6,687	*,e	Kura Sushi USA, Inc	69,478
272,244		Las Vegas Sands Corp	11,880,728
95,935	*	Laureate Education, Inc	1,216,456
31,650	*	Lindblad Expeditions Holdings, Inc	229,463
220,113		Marriott International, Inc (Class A)	18,450,972
33,014		Marriott Vacations Worldwide Corp	2,794,965
614,718		McDonald’s Corp	119,427,413
385,632		MGM Resorts International	6,204,819
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,412	*	Monarch Casino & Resort, Inc	$232,050
1,621		Nathan’s Famous, Inc	82,558
11,003	*	Noodles & Co	76,471
209,763	*,e	Norwegian Cruise Line Holdings Ltd	2,861,167
33,948	e	OneSpaWorld Holdings Ltd	188,751
26,376		Papa John’s International, Inc	2,497,016
109,017	*,e	Penn National Gaming, Inc	3,690,225
55,150	*	Perdoceo Education Corp	794,160
65,092	*	Planet Fitness, Inc	3,397,802
68,459	*	PlayAGS, Inc	231,391
17,331		RCI Hospitality Holdings, Inc	209,358
20,209	*,e	Red Robin Gourmet Burgers, Inc	176,627
50,028		Red Rock Resorts, Inc	548,307
28,763	*,e	Regis Corp	220,900
143,358	e	Royal Caribbean Cruises Ltd	6,982,968
10,394		Ruth’s Hospitality Group Inc	69,588
46,725	*	Scientific Games Corp (Class A)	820,958
40,645	*,e	SeaWorld Entertainment, Inc	588,133
142,499		Service Corp International	6,178,757
109,733	*	ServiceMaster Global Holdings, Inc	4,486,982
28,493	*,e	Shake Shack, Inc	1,383,335
70,793		Six Flags Entertainment Corp	1,231,090
962,949		Starbucks Corp	73,694,487
17,380		Strategic Education, Inc	2,193,530
24,593	*	Target Hospitality Corp	35,168
55,903		Texas Roadhouse, Inc (Class A)	3,141,190
15,473	e	Twin River Worldwide Holdings Inc	333,598
30,442	*	Universal Technical Institute, Inc	226,184
33,313		Vail Resorts, Inc	6,397,095
147,770		Wendy’s	3,425,309
25,022		Wingstop, Inc	3,909,688
43,462	*	WW International Inc	1,120,450
68,752		Wyndham Destinations, Inc	1,828,803
75,354		Wyndham Hotels & Resorts, Inc	3,327,633
82,257		Wynn Resorts Ltd	5,957,875
295,255		Yum China Holdings, Inc	15,128,866
246,972		Yum! Brands, Inc	22,486,801
		TOTAL CONSUMER SERVICES	471,638,732

DIVERSIFIED FINANCIALS - 3.2%
40,605		Affiliated Managers Group, Inc	2,793,218
448,933		AGNC Investment Corp	6,105,489
12,004	e	Alerus Financial Corp	232,638
308,761		Ally Financial, Inc	6,206,096
10,358	*,e	A-Mark Precious Metals, Inc	249,524
536,524		American Express Co	50,068,420
99,051		Ameriprise Financial, Inc	15,217,205
1,177,920		Annaly Capital Management, Inc	8,728,387
96,007		Anworth Mortgage Asset Corp	173,773
133,742		Apollo Commercial Real Estate Finance, Inc	1,243,801
139,719		Apollo Global Management, Inc	6,860,203
83,530		Arbor Realty Trust, Inc	851,171
19,422		Ares Commercial Real Estate Corp	177,323
80,068		Ares Management Corp	3,197,916
88,562		Arlington Asset Investment Corp (Class A)	240,889
61,974		ARMOUR Residential REIT, Inc	578,837
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,128		Artisan Partners Asset Management, Inc	$1,526,297
18,432	*	Assetmark Financial Holdings, Inc	513,331
2,527	e	Associated Capital Group, Inc	102,192
13,332		B. Riley Financial, Inc	340,099
27,238		Banco Latinoamericano de Exportaciones S.A. (Class E)	317,867
659,870		Bank of New York Mellon Corp	23,656,340
189,079		BGC Partners, Inc (Class A)	523,749
121,584		BlackRock, Inc	69,912,016
112,348		Blackstone Mortgage Trust, Inc	2,704,216
41,669	*	Blucora, Inc	491,278
50,193		Brightsphere Investment Group, Inc	674,594
104,231		Broadmark Realty Capital, Inc	961,010
6,593	*,†	Calamos Asset Management, Inc	0
66,593	*	Cannae Holdings, Inc	2,509,224
371,048		Capital One Financial Corp	23,672,862
54,913		Capstead Mortgage Corp	337,715
95,417	e	Carlyle Group, Inc	2,716,522
90,450		CBOE Global Markets, Inc	7,932,465
952,072		Charles Schwab Corp	31,561,187
12,922		Cherry Hill Mortgage Investment Corp	119,270
144,364		Chimera Investment Corp	1,297,832
292,604		CME Group, Inc	48,624,933
21,879		Cohen & Steers, Inc	1,316,678
86,404		Colony Credit Real Estate, Inc	544,345
16,317		Cowen Group, Inc	268,741
8,170	*,e	Credit Acceptance Corp	3,823,070
6,953		Curo Group Holdings Corp	48,601
2,791		Diamond Hill Investment Group, Inc	318,258
250,980		Discover Financial Services	12,405,941
19,522	*	Donnelley Financial Solutions, Inc	168,865
16,968		Dynex Capital, Inc	262,156
183,460		E*TRADE Financial Corp	9,314,264
89,731		Eaton Vance Corp	3,242,878
33,739	e	Ellington Financial Inc	396,771
19,763		Ellington Residential Mortgage REIT	218,381
25,589	*,e	Encore Capital Group, Inc	934,766
21,267	*	Enova International, Inc	342,186
32,332		Evercore Inc	1,787,960
29,783	*,e	Ezcorp, Inc (Class A)	170,359
30,839		Factset Research Systems, Inc	10,679,546
80,043		Federated Investors, Inc (Class B)	2,109,933
34,210		FirstCash, Inc	1,971,864
25,851	*,e	Focus Financial Partners, Inc	955,194
224,326		Franklin Resources, Inc	4,722,062
2,638		GAMCO Investors, Inc (Class A)	31,102
271,763		Goldman Sachs Group, Inc	53,798,203
57,403		Granite Point Mortgage Trust, Inc	389,766
17,996		Great Ajax Corp	155,126
40,412	*	Green Dot Corp	2,048,484
23,511		Greenhill & Co, Inc	281,662
155	*	GWG Holdings Inc	1,054
18,433		Hamilton Lane, Inc	1,331,600
58,584		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,052,198
35,153		Houlihan Lokey, Inc	1,926,384
60,408		Interactive Brokers Group, Inc (Class A)	2,996,237
446,692		Intercontinental Exchange Group, Inc	43,230,852
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

285,785		Invesco Ltd	$2,869,281
137,538		Invesco Mortgage Capital, Inc	422,242
184,798		Jefferies Financial Group, Inc	2,993,728
436,576		KKR & Co, Inc	15,441,693
18,595		KKR Real Estate Finance Trust, Inc	309,607
95,494		Ladder Capital Corp	741,988
85,727		Lazard Ltd (Class A)	2,513,516
66,969		Legg Mason, Inc	3,347,780
46,282	*	LendingClub Corp	241,592
66,336		LPL Financial Holdings, Inc	5,241,871
30,483		MarketAxess Holdings, Inc	15,750,566
3,520		Marlin Business Services Corp	25,837
377,631		MFA Financial Inc	993,170
38,101		Moelis & Co	1,135,029
134,838		Moody’s Corp	37,929,929
904,556		Morgan Stanley	44,214,697
19,053		Morningstar, Inc	3,201,666
67,946		MSCI, Inc (Class A)	25,546,337
95,004		Nasdaq Inc	12,474,975
164,194		Navient Corp	1,306,984
11,745		Nelnet, Inc (Class A)	681,210
336,264		New Residential Investment Corp	2,666,574
318,876		New York Mortgage Trust, Inc	835,455
17,297	*,†	NewStar Financial, Inc	4,176
157,985		Northern Trust Corp	12,378,125
52,701		OneMain Holdings, Inc	1,512,519
15,821	*	Oportun Financial Corp	226,240
5,399		Oppenheimer Holdings, Inc	114,405
44,143		Orchid Island Capital, Inc	226,895
83,151		PennyMac Mortgage Investment Trust	1,567,396
12,685	*	Pico Holdings, Inc	103,002
15,511		Piper Jaffray Cos	960,286
21,600		PJT Partners, Inc	1,156,248
36,421	*	PRA Group, Inc	1,440,815
9,606		Pzena Investment Management, Inc (Class A)	50,335
102,891		Raymond James Financial, Inc	7,148,867
36,118		Ready Capital Corp	289,666
95,463		Redwood Trust, Inc	680,651
6,244	*	Regional Management Corp	94,846
199,499		S&P Global, Inc	69,874,525
16,133		Safeguard Scientifics, Inc	91,797
61,226		Santander Consumer USA Holdings, Inc	1,124,109
21,936		Sculptor Capital Management, Inc	272,664
98,208		SEI Investments Co	5,139,225
208	*,e	Siebert Financial Corp	720
3,599		Silvercrest Asset Management Group, Inc	39,589
306,615		SLM Corp	2,075,784
218,790		Starwood Property Trust, Inc	3,270,911
288,464		State Street Corp	18,401,119
55,330		Stifel Financial Corp	2,682,398
11,167	*	StoneX Group, Inc	586,044
470,334		Synchrony Financial	10,408,491
186,981		T Rowe Price Group, Inc	25,822,076
212,749		TD Ameritrade Holding Corp	7,635,562
48,395		TPG RE Finance Trust, Inc	420,069
67,219		Tradeweb Markets, Inc	3,634,531
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

215,023		Two Harbors Investment Corp	$1,167,575
51,456		Virtu Financial, Inc	1,276,109
5,962		Virtus Investment Partners, Inc	810,355
102,881		Voya Financial, Inc	5,082,321
49,212	e	Waddell & Reed Financial, Inc (Class A)	718,003
71,208		Western Asset Mortgage Capital Corp	150,249
5,819		Westwood Holdings Group, Inc	66,104
70,423		WisdomTree Investments, Inc	253,523
3,506	*,e	World Acceptance Corp	260,496
		TOTAL DIVERSIFIED FINANCIALS	857,769,924

ENERGY - 2.4%
234,300	e	Antero Midstream Corp	1,328,481
213,185	*,e	Antero Resources Corp	631,028
315,104		Apache Corp	4,836,846
12,934	*	Arch Resources, Inc	401,213
118,857		Archrock, Inc	791,588
36,328		Ardmore Shipping Corp	149,308
545,051		Baker Hughes Co	8,442,840
79,472		Berry Petroleum Co LLC	373,916
13,622	*	Bonanza Creek Energy, Inc	247,784
12,480		Brigham Minerals, Inc	138,278
4,981	*	Bristow Group, Inc	79,746
322,645		Cabot Oil & Gas Corp	6,033,462
35,818		Cactus, Inc	810,203
151,121	*	ChampionX Corp	1,437,161
189,551	*	Cheniere Energy, Inc	9,378,983
1,541,431		Chevron Corp	129,387,718
87,024		Cimarex Energy Co	2,128,607
133,851	*	Clean Energy Fuels Corp	318,565
155,855	*	CNX Resources Corp	1,504,001
19,383	*	Comstock Resources Inc	103,893
159,879		Concho Resources, Inc	8,400,043
881,033		ConocoPhillips	32,941,824
30,521	*,e	CONSOL Energy, Inc	179,463
73,192	*,e	Contango Oil & Gas Co	130,282
66,065	e	Continental Resources, Inc	1,142,264
26,262		CVR Energy, Inc	504,230
50,853		Delek US Holdings, Inc	888,910
323,255		Devon Energy Corp	3,390,945
96,889	e	DHT Holdings, Inc	550,330
18,546	*	Diamond S Shipping Inc	162,834
129,021		Diamondback Energy, Inc	5,142,777
14,982		DMC Global, Inc	440,171
29,064	*	Dorian LPG Ltd	248,207
25,553	*	Dril-Quip, Inc	850,659
56,752	*	Earthstone Energy, Inc	149,258
212,822	e	EnCana Corp	2,062,245
64,264	*,e	Energy Fuels, Inc	109,891
480,360		EOG Resources, Inc	22,504,866
207,381		EQT Corp	3,011,172
339,786	e	Equitrans Midstream Corp	3,278,935
19,412		Evolution Petroleum Corp	50,859
31,267	*	Exterran Corp	155,397
3,484,828	d	Exxon Mobil Corp	146,641,562
28,935		Falcon Minerals Corp	72,627
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

163,704	*	Frank’s International NV	$373,245
96,169	e	Frontline Ltd	769,352
76,643	*,e	Golar LNG Ltd	574,822
243	*	Goodrich Petroleum Corp	1,810
28,378	*,e	Green Plains Inc	366,928
157,553	*	Gulfport Energy Corp	159,129
726,914		Halliburton Co	10,416,678
118,524	*	Helix Energy Solutions Group, Inc	496,616
88,337		Helmerich & Payne, Inc	1,575,049
223,705		Hess Corp	11,008,523
120,558		HollyFrontier Corp	3,315,345
21,753		International Seaways, Inc	375,674
1,595,414		Kinder Morgan, Inc	22,495,337
299,863		Kosmos Energy Ltd	482,779
27,797		Liberty Oilfield Services, Inc	157,053
75,659	*	Magnolia Oil & Gas Corp	452,441
633,150		Marathon Oil Corp	3,475,994
530,368		Marathon Petroleum Corp	20,260,058
81,399	*,e	Matador Resources Co	706,543
15,354	*	Matrix Service Co	134,424
17,807	*,e	Montage Resources Corp	76,392
126,841		Murphy Oil Corp	1,675,570
7,371	e	Nabors Industries Ltd	312,604
18,544	*,e	National Energy Services Reunited Corp	124,059
315,488		National Oilwell Varco, Inc	3,631,267
139,718	*	Newpark Resources, Inc	264,067
143,327	*	NexTier Oilfield Solutions, Inc	361,184
395,987		Noble Energy, Inc	3,955,910
123,418	e	Nordic American Tankers Ltd	561,552
665,524		Occidental Petroleum Corp	10,475,348
85,699	*	Oceaneering International, Inc	481,628
52,702	*	Oil States International, Inc	236,105
359,146		ONEOK, Inc	10,023,765
67,330	*	Overseas Shipholding Group, Inc	155,532
49,093	*	Par Pacific Holdings, Inc	363,779
230,892		Parsley Energy, Inc	2,535,194
140,168		Patterson-UTI Energy, Inc	543,151
84,601		PBF Energy, Inc	734,337
87,186	*	PDC Energy, Inc	1,243,272
114,631		Peabody Energy Corp	357,649
25,044	*	Penn Virginia Corp	248,186
357,841		Phillips 66	22,193,299
134,642		Pioneer Natural Resources Co	13,049,503
18	*	PrimeEnergy Corp	1,283
69,210	*	ProPetro Holding Corp	371,658
166,807		Range Resources Corp	1,077,573
29,957	*	Renewable Energy Group, Inc	826,214
3,339	*	Rex American Resources Corp	227,553
36,246	*,e	RPC, Inc	107,651
1,138,823		Schlumberger Ltd	20,658,249
33,972	e	Scorpio Tankers, Inc	449,110
19,971	*	SEACOR Holdings, Inc	580,757
53,591	*,e	Select Energy Services, Inc	237,944
92,169	e	SFL Corp Ltd	765,924
107,395		SM Energy Co	316,815
23,417	e	Solaris Oilfield Infrastructure, Inc	170,007
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

469,106	*	Southwestern Energy Co	$1,139,928
11,888	*	Talos Energy, Inc	80,957
188,788		Targa Resources Investments, Inc	3,451,045
114,035	*,e	Tellurian, Inc	101,696
53,122	*	Tidewater, Inc	330,419
484,376	*,e	Transocean Ltd (NYSE)	988,127
81,795	*,e	Uranium Energy Corp	79,202
86,988	e	US Silica Holdings, Inc	307,068
334,125		Valero Energy Corp	18,787,849
112,755	*,e	W&T Offshore, Inc	254,826
996,650		Williams Cos, Inc	19,065,915
53,429		World Fuel Services Corp	1,257,184
329,220	*	WPX Energy, Inc	1,965,443
		TOTAL ENERGY	626,334,922

FOOD & STAPLES RETAILING - 1.4%
25,464		Andersons, Inc	362,098
30,396		Casey’s General Stores, Inc	4,838,739
19,878	*,e	Chefs’ Warehouse Holdings, Inc	229,193
363,362		Costco Wholesale Corp	118,285,232
55,683	*	Grocery Outlet Holding Corp	2,449,495
41,112	*,e	HF Foods Group Inc	364,252
14,265	e	Ingles Markets, Inc (Class A)	574,166
634,226		Kroger Co	22,064,723
11,089		Natural Grocers by Vitamin C	175,539
101,630	*	Performance Food Group Co	2,847,673
18,482		Pricesmart, Inc	1,208,168
46,433	*,e	Rite Aid Corp	703,924
29,940		SpartanNash Co	629,489
97,347	*	Sprouts Farmers Market, Inc	2,568,014
397,387		SYSCO Corp	21,001,903
44,657	*	United Natural Foods, Inc	886,442
179,321	*	US Foods Holding Corp	3,640,216
4,683		Village Super Market (Class A)	118,246
600,787		Walgreens Boots Alliance, Inc	24,458,039
1,150,620		Walmart, Inc	148,890,228
8,665	e	Weis Markets, Inc	431,690
		TOTAL FOOD & STAPLES RETAILING	356,727,469

FOOD, BEVERAGE & TOBACCO - 3.2%
1,659		Alico, Inc	50,069
1,525,867		Altria Group, Inc	62,789,427
456,691		Archer-Daniels-Midland Co	19,560,076
45,957	e	B&G Foods, Inc (Class A)	1,328,617
42,197	*	Beyond Meat, Inc	5,312,602
7,099	*	Boston Beer Co, Inc (Class A)	5,753,314
59	*	Bridgford Foods Corp	950
37,598		Brown-Forman Corp (Class A)	2,377,698
147,987		Brown-Forman Corp (Class B)	10,261,419
114,684		Bunge Ltd	4,981,873
15,213		Calavo Growers, Inc	878,855
26,117	*	Cal-Maine Foods, Inc	1,147,712
140,478		Campbell Soup Co	6,963,494
37,939	*,e	Celsius Holdings, Inc	556,565
3,189,853		Coca-Cola Co	150,688,656
3,933		Coca-Cola Consolidated Inc	902,860
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

400,621		ConAgra Brands, Inc	$15,003,256
130,717		Constellation Brands, Inc (Class A)	23,293,769
8,534	*,e	Craft Brewers Alliance, Inc	126,389
135,525	*	Darling International, Inc	3,785,213
7,025	*	Farmer Bros Co	34,985
163,632		Flowers Foods, Inc	3,722,628
22,222		Fresh Del Monte Produce, Inc	501,773
31,454	*	Freshpet, Inc	3,021,157
498,657		General Mills, Inc	31,550,028
70,126	*	Hain Celestial Group, Inc	2,382,881
120,833		Hershey Co	17,570,327
229,954		Hormel Foods Corp	11,695,460
111,265	*	Hostess Brands, Inc	1,410,840
53,923		Ingredion, Inc	4,664,340
12,260		J&J Snack Foods Corp	1,509,574
90,755		J.M. Smucker Co	9,924,059
7,801		John B. Sanfilippo & Son, Inc	687,814
203,516		Kellogg Co	14,040,569
279,760		Keurig Dr Pepper, Inc	8,557,858
526,818		Kraft Heinz Co	18,112,003
121,750		Lamb Weston Holdings, Inc	7,314,740
15,554		Lancaster Colony Corp	2,466,709
15,559	*	Landec Corp	146,877
10,800		Limoneira Co	145,584
101,293		McCormick & Co, Inc	19,742,006
8,129		MGP Ingredients, Inc	294,839
143,667		Molson Coors Brewing Co (Class B)	5,390,386
1,163,760		Mondelez International, Inc	64,577,042
305,428	*	Monster Beverage Corp	23,969,989
9,889	*,e	National Beverage Corp	634,379
54,771	*,e	New Age Beverages Corp	124,330
1,146,752		PepsiCo, Inc	157,861,880
1,283,481		Philip Morris International, Inc	98,584,176
44,477	*	Pilgrim’s Pride Corp	682,722
53,954	*	Post Holdings, Inc	4,787,878
126,721		Primo Water Corp	1,800,705
16,772		Sanderson Farms, Inc	1,869,994
265		Seaboard Corp	716,361
4,345	*	Seneca Foods Corp	170,237
65,281	*	Simply Good Foods Co	1,569,355
18,807	e	Tootsie Roll Industries, Inc	596,182
46,154	*	TreeHouse Foods, Inc	2,022,468
2,998	e	Turning Point Brands, Inc	98,574
235,293		Tyson Foods, Inc (Class A)	14,458,755
20,406		Universal Corp	860,317
109,494		Vector Group Ltd	965,737
		TOTAL FOOD, BEVERAGE & TOBACCO	857,001,332

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
17,904	*	1Life Healthcare, Inc	530,137
1,427,894		Abbott Laboratories	143,703,252
36,487	*	Abiomed, Inc	10,943,911
72,540	*,e	Acadia Healthcare Co, Inc	2,162,417
80,912	*	Accuray, Inc	180,434
9,851	*	Addus HomeCare Corp	949,735
64,700	*	Align Technology, Inc	19,010,154
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

134,292	*	Allscripts Healthcare Solutions, Inc	$1,208,628
32,637	*	Alphatec Holdings Inc	162,206
26,050	*	Amedisys, Inc	6,099,868
8,059	*	American Renal Associates Holdings, Inc	51,981
119,148		AmerisourceBergen Corp	11,937,438
41,533	*	AMN Healthcare Services, Inc	2,281,823
23,243	*	Angiodynamics, Inc	191,987
127,038	*	Antares Pharma, Inc	331,569
208,027		Anthem, Inc	56,957,793
15,700	*,e	Apollo Medical Holdings, Inc	262,975
35,479	*	Apyx Medical Corp	159,301
33,158	*	AtriCure, Inc	1,353,178
1,158		Atrion Corp	718,076
737	*,e	Avalon GloboCare Corp	1,194
44,154	*	Avanos Medical, Inc	1,354,203
29,631	*,e	AxoGen, Inc	336,904
24,863	*,e	Axonics Modulation Technologies, Inc	1,053,197
419,942		Baxter International, Inc	36,274,590
222,297		Becton Dickinson & Co	62,541,038
28,777	*,e	Beyond Air, Inc	178,705
6,480	*,e	BioLife Solutions Inc	125,258
13,421	*,e	BioSig Technologies Inc	121,057
27,717	*	BioTelemetry, Inc	1,179,636
1,149,174	*	Boston Scientific Corp	44,323,641
156,187	*	Brookdale Senior Living, Inc	432,638
30,287		Cantel Medical Corp	1,431,061
238,704		Cardinal Health, Inc	13,038,012
28,182	*	Cardiovascular Systems, Inc	858,987
470,809	*	Centene Corp	30,720,287
249,234		Cerner Corp	17,309,301
132,922	*	Cerus Corp	947,734
198,763	*	Change Healthcare, Inc	2,317,577
37,203	*,e	Chembio Diagnostics, Inc	205,733
12,676		Chemed Corp	6,239,000
298,302		Cigna Corp	51,513,772
21,194	*,e	Co-Diagnostics, Inc	508,656
7,207		Computer Programs & Systems, Inc	177,869
23,387		Conmed Corp	1,930,363
39,678		Cooper Cos, Inc	11,226,097
6,707	*	Corvel Corp	533,139
81,377	*	Covetrus, Inc	1,803,314
23,078	*	Cross Country Healthcare, Inc	149,661
23,530	*	CryoLife, Inc	456,717
25,626	*,e	CryoPort, Inc	849,246
7,978	*	Cutera, Inc	113,527
1,074,259		CVS Health Corp	67,613,861
39,693	*,e	CytoSorbents Corp	380,060
516,692		Danaher Corp	105,301,830
67,878	*	DaVita, Inc	5,931,858
178,669		Dentsply Sirona, Inc	7,968,637
75,602	*	DexCom, Inc	32,927,695
508,732	*	Edwards Lifesciences Corp	39,889,676
13,523	*,e	Electromed, Inc	224,347
81,720		Encompass Health Corp	5,563,498
45,885		Ensign Group, Inc	2,110,251
130,743	*	Envista Holdings Corp	2,859,349
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

113,260	*	Enzo Biochem, Inc	$269,559
69,868	*,e	Evolent Health, Inc	813,962
121	*,e	Exagen, Inc	1,506
12,719	*,e	Fulgent Genetics, Inc	335,146
58,482	*	GenMark Diagnostics, Inc	1,044,489
37,099	*,e	Glaukos Corp	1,621,226
62,749	*	Globus Medical, Inc	3,023,247
60,813	*	Guardant Health, Inc	5,180,051
41,425	*	Haemonetics Corp	3,631,315
27,137	*	Hanger Inc	473,812
218,583		HCA Healthcare, Inc	27,681,351
26,210	*,e	Health Catalyst, Inc	914,729
55,715	*	HealthEquity, Inc	2,872,665
16,111	*	HealthStream, Inc	353,717
116,806	*	Henry Schein, Inc	8,028,076
3,930	*	Heska Corp	378,145
55,539		Hill-Rom Holdings, Inc	5,399,502
75,877	*	HMS Holdings Corp	2,466,002
209,678	*	Hologic, Inc	14,631,331
108,944		Humana, Inc	42,755,073
20,965	*,e	iCAD, Inc	193,297
16,334	*	ICU Medical, Inc	3,001,046
68,926	*	IDEXX Laboratories, Inc	27,415,317
16,221	*	InfuSystem Holdings, Inc	198,058
14,803	*	Inogen, Inc	454,452
60,884	*	Inovalon Holdings, Inc	1,432,601
21,336	*	Inspire Medical Systems, Inc	2,119,945
51,613	*	Insulet Corp	10,496,020
28,492	*	Integer Holding Corp	1,873,919
57,153	*	Integra LifeSciences Holdings Corp	2,729,056
13,721	*,e	IntriCon Corp	148,187
95,628	*	Intuitive Surgical, Inc	65,547,256
23,873		Invacare Corp	168,066
161	*	iRadimed Corp	3,587
21,179	*	iRhythm Technologies, Inc	2,636,362
10,769	*	Joint Corp	155,504
80,215	*	Laboratory Corp of America Holdings	15,475,078
52,912	*	Lantheus Holdings, Inc	713,254
21,117		LeMaitre Vascular, Inc	619,362
24,067	*	LHC Group, Inc	4,695,712
39,946	*	LivaNova plc	1,859,087
44,131	*,e	Livongo Health, Inc	5,615,670
19,000	*	Magellan Health Services, Inc	1,409,230
39,734	*	Masimo Corp	8,746,248
133,062		McKesson Corp	19,980,590
65,575	*	MEDNAX, Inc	1,310,189
1,106,565		Medtronic plc	106,761,391
32,339	*	Meridian Bioscience, Inc	791,982
44,468	*	Merit Medical Systems, Inc	1,988,609
3,338		Mesa Laboratories, Inc	790,906
83,334	*,e	Milestone Scientific, Inc	160,835
7,622	*	Misonix Inc	94,741
48,145	*	Molina Healthcare, Inc	8,892,382
10,302		National Healthcare Corp	611,115
14,060		National Research Corp	804,091
23,183	*	Natus Medical, Inc	430,740
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,216	*	Neogen Corp	$3,317,692
27,348	*	Nevro Corp	3,636,190
44,547	*	NextGen Healthcare, Inc	651,277
81,399	*	Novocure Ltd	6,169,230
41,563	*	NuVasive, Inc	2,374,910
34,529	*	Omnicell, Inc	2,427,043
6,175	*,e	Ontrak, Inc	236,256
547	*	OptimizeRx Corp	7,740
27,876	*	Option Care Health, Inc	328,379
51,108	*	OraSure Technologies, Inc	927,610
10,818	*	Orthofix Medical Inc	332,221
8,748	*	OrthoPediatrics Corp	369,078
51,524		Owens & Minor, Inc	828,506
68,815	e	Patterson Cos, Inc	1,827,726
94,787	*,e	PAVmed, Inc	188,626
22,937	*	Pennant Group, Inc	574,801
26,049	*	Penumbra, Inc	5,780,534
19,145	*,e	PetIQ, Inc	698,601
22,750	*	Phreesia, Inc	683,865
57,136	*	PPD, Inc	1,678,084
52,287	*	Premier, Inc	1,828,476
21,500	*,e	Progyny, Inc	572,438
10,372	*	Providence Service Corp	840,236
26,726	*,e	Pulse Biosciences, Inc	273,942
109,871		Quest Diagnostics, Inc	13,961,308
30,568	*	Quidel Corp	8,634,543
49,325	*,e	Quotient Ltd	386,708
87,305	*	R1 RCM, Inc	1,193,459
33,988	*	RadNet, Inc	540,069
22,676	*,e	Repro-Med Systems, Inc	236,511
117,676		Resmed, Inc	23,830,567
20,095	*,e	Retractable Technologies, Inc	240,537
31,391	*,e	Rockwell Medical, Inc	53,993
18,396	*	SeaSpine Holdings Corp	172,371
94,771	*	Select Medical Holdings Corp	1,804,440
26,991	*	Sharps Compliance Corp	206,481
21,281	*	Shockwave Medical Inc	1,049,579
20,661	*	SI-BONE, Inc	353,303
43,122	*,e	Sientra, Inc	163,864
25,950	*	Silk Road Medical Inc	1,205,637
9,975		Simulations Plus, Inc	702,240
261	*,e	Soliton Inc	1,681
37,399	*	Staar Surgical Co	2,176,248
38,241	*,e	Stereotaxis, Inc	147,228
69,259		STERIS plc	11,055,814
285,408		Stryker Corp	55,169,366
50,925	*	Surgalign Holdings, Inc	143,099
23,635	*	Surgery Partners, Inc	360,906
12,880	*	SurModics, Inc	609,095
16,191	*,e	Tabula Rasa HealthCare, Inc	909,934
17,101	*,e	Tactile Systems Technology, Inc	700,799
47,909	*	Tandem Diabetes Care, Inc	5,004,574
9,395	*	Tela Bio, Inc	109,358
59,897	*	Teladoc, Inc	14,233,324
38,146		Teleflex, Inc	14,232,273
89,606	*	Tenet Healthcare Corp	2,369,183
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,397	*,e	Tivity Health, Inc	$582,489
12,408	*	Transmedics Group, Inc	224,088
20,488	*	Triple-S Management Corp (Class B)	398,696
777,909		UnitedHealth Group, Inc	235,535,287
60,330		Universal Health Services, Inc (Class B)	6,630,267
12,221	e	US Physical Therapy, Inc	1,015,076
1,543		Utah Medical Products, Inc	125,755
15,842	*	Vapotherm, Inc	827,586
22,834	*	Varex Imaging Corp	358,037
74,979	*	Varian Medical Systems, Inc	10,701,003
109,431	*	Veeva Systems, Inc	28,952,160
27,859	*,e	Viemed Healthcare, Inc	301,992
87,814	*,e	ViewRay, Inc	243,245
26,060	*	Vocera Communications, Inc	801,866
60,359		West Pharmaceutical Services, Inc	16,228,724
100,381	*,e	Wright Medical Group NV	3,013,438
170,031		Zimmer Biomet Holdings, Inc	22,930,381
17,649	*,e	Zynex Inc	337,449
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,770,138,320

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
28,978	*	BellRing Brands, Inc	575,793
11,720	*,e	Central Garden & Pet Co	443,719
32,738	*	Central Garden and Pet Co (Class A)	1,134,372
202,364		Church & Dwight Co, Inc	19,493,724
104,118		Clorox Co	24,624,948
691,888		Colgate-Palmolive Co	53,413,753
228,552		Coty, Inc	847,928
48,754	*	Edgewell Personal Care Co	1,457,257
22,010	*	elf Beauty, Inc	393,098
50,651		Energizer Holdings, Inc	2,539,135
182,747		Estee Lauder Cos (Class A)	36,099,842
84,582	*	Herbalife Nutrition Ltd	4,333,982
14,349		Inter Parfums, Inc	586,731
277,699		Kimberly-Clark Corp	42,221,356
8,497	*	Lifevantage Corp	109,101
8,701		Medifast, Inc	1,454,198
3,947	*	Nature’s Sunshine Products, Inc	37,536
42,576		Nu Skin Enterprises, Inc (Class A)	1,909,534
2,626		Oil-Dri Corp of America	91,306
2,008,707		Procter & Gamble Co	263,381,662
19,824	*,e	Revlon, Inc (Class A)	125,288
35,305		Reynolds Consumer Products Inc	1,202,488
34,652		Spectrum Brands Holdings, Inc	1,876,752
11,348	*	USANA Health Sciences, Inc	921,231
62,696	*	Veru, Inc	177,430
11,313		WD-40 Co	2,223,570
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	461,675,734

INSURANCE - 3.3%
583,119		Aflac, Inc	20,741,543
11,772		Alleghany Corp	6,148,751
256,502		Allstate Corp	24,211,224
27,286	*	AMBAC Financial Group, Inc	349,261
80,258		American Equity Investment Life Holding Co	2,042,566
59,470		American Financial Group, Inc	3,613,992
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

706,882		American International Group, Inc	$22,719,187
7,931		American National Group, Inc	584,118
15,859		Amerisafe, Inc	1,006,412
188,051		Aon plc	38,591,826
318,761	*	Arch Capital Group Ltd	9,801,901
28,722	*	Argo Group International Holdings Ltd	962,474
153,674		Arthur J. Gallagher & Co	16,518,418
49,860		Assurant, Inc	5,358,454
76,506		Assured Guaranty Ltd	1,670,126
94,426	*	Athene Holding Ltd	3,045,239
68,390		Axis Capital Holdings Ltd	2,743,807
8,670	*,e	Benefytt Technologies, Inc	268,076
1,606,470	*	Berkshire Hathaway, Inc (Class B)	314,514,697
80,451	*	Brighthouse Financial, Inc	2,279,981
191,422		Brown & Brown, Inc	8,703,958
26,994	*	BRP Group, Inc	471,045
368,732		Chubb Ltd	46,917,460
122,689		Cincinnati Financial Corp	9,561,154
32,342	*,e	Citizens, Inc (Class A)	185,643
23,883		CNA Financial Corp	795,304
122,254		Conseco, Inc	1,846,035
563		Crawford & Co	4,127
3,646		Donegal Group, Inc (Class A)	50,971
20,880	*	eHealth, Inc	1,443,643
30,945		Employers Holdings, Inc	1,006,331
10,221	*	Enstar Group Ltd	1,716,617
21,403	e	Erie Indemnity Co (Class A)	4,497,198
33,287		Everest Re Group Ltd	7,282,863
7,141		FBL Financial Group, Inc (Class A)	248,364
6,057		FedNat Holding Co	56,694
230,885		Fidelity National Financial Inc	7,471,439
89,190		First American Financial Corp	4,549,582
441,016	*	Genworth Financial, Inc (Class A)	899,673
4,828		Global Indemnity Ltd	110,320
86,116		Globe Life, Inc	6,854,834
11,611	*,e	Goosehead Insurance, Inc	1,199,765
26,615	*,e	Greenlight Capital Re Ltd (Class A)	171,933
31,658		Hanover Insurance Group, Inc	3,225,317
293,074		Hartford Financial Services Group, Inc	12,402,892
8,950		HCI Group, Inc	399,349
33,356		Heritage Insurance Holdings, Inc	395,936
38,394		Horace Mann Educators Corp	1,442,847
2,871		Independence Holding Co	94,915
763		Investors Title Co	87,806
28,563		James River Group Holdings Ltd	1,323,038
51,612		Kemper Corp	4,052,574
17,148		Kinsale Capital Group, Inc	3,342,145
149,641		Lincoln National Corp	5,577,120
196,305		Loews Corp	7,147,465
11,209	*	Markel Corp	11,708,249
417,251		Marsh & McLennan Cos, Inc	48,651,467
58,050	*	MBIA, Inc	464,981
25,919		Mercury General Corp	1,112,184
631,348		Metlife, Inc	23,896,522
65,204		National General Holdings Corp	2,216,284
1,920		National Western Life Group, Inc	373,997
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,736	*	NI Holdings, Inc	$94,529
228,956		Old Republic International Corp	3,679,323
15,542	*	Palomar Holdings, Inc	1,419,606
34,235		Primerica, Inc	4,096,560
225,726		Principal Financial Group	9,577,554
45,009		ProAssurance Corp	661,632
480,727		Progressive Corp	43,428,877
325	*	ProSight Global, Inc	2,555
3,923		Protective Insurance Corp	50,214
323,797		Prudential Financial, Inc	20,519,016
55,484		Reinsurance Group of America, Inc (Class A)	4,730,011
40,053		RenaissanceRe Holdings Ltd	7,224,760
32,272		RLI Corp	2,844,131
12,226		Safety Insurance Group, Inc	925,141
45,095		Selective Insurance Group, Inc	2,450,462
14,719		State Auto Financial Corp	228,292
24,867		Stewart Information Services Corp	1,043,171
64,678	*	Third Point Reinsurance Ltd	503,842
14,139		Tiptree Inc	71,402
207,274		Travelers Cos, Inc	23,716,291
27,570	*,e	Trupanion, Inc	1,394,215
13,269		United Fire Group Inc	336,635
12,036		United Insurance Holdings Corp	89,066
23,291		Universal Insurance Holdings, Inc	407,825
132,008		Unum Group	2,274,498
114,149		W.R. Berkley Corp	7,048,701
15,218	*	Watford Holdings Ltd	249,727
2,469		White Mountains Insurance Group Ltd	2,173,041
106,130		Willis Towers Watson plc	22,288,361
		TOTAL INSURANCE	874,661,532

MATERIALS - 2.8%
14,330	e	Advanced Emissions Solutions, Inc	59,613
32,022	*	AdvanSix, Inc	398,674
182,005		Air Products & Chemicals, Inc	52,168,093
87,639	e	Albemarle Corp	7,226,712
140,859	*	Alcoa Corp	1,831,167
100,911	*	Allegheny Technologies, Inc	876,917
1,314,405		Amcor plc	13,538,371
17,284		American Vanguard Corp	232,643
66,844	*,e	Amyris, Inc	286,092
53,752		Aptargroup, Inc	6,192,230
78,083	*	Arconic Corp	1,271,972
15,547		Ardagh Group S.A.	211,595
45,795		Ashland Global Holdings, Inc	3,456,607
68,196		Avery Dennison Corp	7,729,335
67,267		Avient Corp	1,607,681
172,825	*	Axalta Coating Systems Ltd	3,836,715
26,968		Balchem Corp	2,703,812
264,155		Ball Corp	19,449,733
109,369	*	Berry Global Group, Inc	5,467,356
31,465		Boise Cascade Co	1,465,954
48,358		Cabot Corp	1,764,100
11,651		Caledonia Mining Corp plc	267,157
37,844		Carpenter Technology Corp	846,192
96,607		Celanese Corp (Series A)	9,390,200
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,515	*	Century Aluminum Co	$335,466
181,507		CF Industries Holdings, Inc	5,686,614
4,533		Chase Corp	455,838
130,519		Chemours Co	2,418,517
13,347	*	Clearwater Paper Corp	492,771
339,604	e	Cleveland-Cliffs, Inc	1,759,149
211,965	*	Coeur Mining, Inc	1,680,882
95,395		Commercial Metals Co	1,972,769
28,562		Compass Minerals International, Inc	1,454,948
616,567		Corteva, Inc	17,609,153
106,398	*	Crown Holdings, Inc	7,615,969
51,281		Domtar Corp	1,076,388
608,495		Dow, Inc	24,984,805
602,818		DuPont de Nemours, Inc	32,238,707
35,797		Eagle Materials, Inc	2,871,993
111,104		Eastman Chemical Co	8,291,691
204,758		Ecolab, Inc	38,306,127
178,521	*	Element Solutions, Inc	1,938,738
75,640	*	Ferro Corp	884,232
48,283	*,†	Ferroglobe plc	0
106,766		FMC Corp	11,322,534
14,694	*	Forterra, Inc	190,875
1,185,175		Freeport-McMoRan, Inc (Class B)	15,312,461
25,108		FutureFuel Corp	330,923
40,309	*	GCP Applied Technologies, Inc	919,851
35,140		Gold Resource Corp	154,265
219,952		Graphic Packaging Holding Co	3,066,131
21,501		Greif, Inc (Class A)	748,020
5,983		Greif, Inc (Class B)	235,072
41,573		H.B. Fuller Co	1,884,920
5,555		Hawkins, Inc	286,249
7,327		Haynes International, Inc	134,524
390,369		Hecla Mining Co	2,154,837
170,857		Huntsman Corp	3,160,854
31,924	*	Ingevity Corp	1,866,915
21,475		Innospec, Inc	1,614,276
88,229		International Flavors & Fragrances, Inc	11,112,443
321,115		International Paper Co	11,171,591
61,703	*	Intrepid Potash, Inc	55,909
15,164		Kaiser Aluminum Corp	939,410
12,426	*	Koppers Holdings, Inc	312,762
34,787	*	Kraton Corp	457,449
17,841	e	Kronos Worldwide, Inc	200,533
432,795		Linde plc	106,082,382
125,984	*,e	Livent Corp	789,920
94,788		Louisiana-Pacific Corp	3,001,936
210,175		LyondellBasell Industries NV	13,140,141
1,527	*,e	Marrone Bio Innovations, Inc	1,695
51,755		Martin Marietta Materials, Inc	10,722,601
16,456		Materion Corp	944,903
214	*	Mayville Engineering Co Inc	1,624
31,379		Minerals Technologies, Inc	1,471,047
275,862		Mosaic Co	3,715,861
24,595		Myers Industries, Inc	370,401
15,338		Neenah Inc	684,228
5,652		NewMarket Corp	2,118,426
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

661,805		Newmont Goldcorp Corp	$45,796,906
187,119	*	Novagold Resources Inc	1,706,525
246,202		Nucor Corp	10,328,174
131,800		O-I Glass, Inc	1,375,992
131,226		Olin Corp	1,474,980
5,860		Olympic Steel, Inc	61,999
44,569		Orion Engineered Carbons SA	454,604
76,962		Packaging Corp of America	7,397,587
39,258		PH Glatfelter Co	625,380
193,974		PPG Industries, Inc	20,881,301
33,843	*	PQ Group Holdings, Inc	415,254
10,960		Quaker Chemical Corp	2,126,240
124,548	*	Rayonier Advanced Materials, Inc	362,435
51,957		Reliance Steel & Aluminum Co	5,105,295
53,971		Royal Gold, Inc	7,552,162
104,742		RPM International, Inc	8,545,900
11,406	*	Ryerson Holding Corp	64,216
15,755		Schnitzer Steel Industries, Inc (Class A)	289,892
26,002		Schweitzer-Mauduit International, Inc	845,845
33,423		Scotts Miracle-Gro Co (Class A)	5,299,885
123,976		Sealed Air Corp	4,423,464
34,595		Sensient Technologies Corp	1,806,205
67,587		Sherwin-Williams Co	43,790,969
62,581		Silgan Holdings, Inc	2,393,723
83,350		Sonoco Products Co	4,312,529
71,770		Southern Copper Corp (NY)	3,137,067
171,380		Steel Dynamics, Inc	4,697,526
16,785		Stepan Co	1,832,922
93,665	*	Summit Materials, Inc	1,378,749
66,599		SunCoke Energy, Inc	212,451
79,910	*	TimkenSteel Corp	293,270
9,133	*	Trecora Resources	52,515
15,869		Tredegar Corp	252,000
33,542		Trinseo S.A.	727,861
72,312		Tronox Holdings plc	551,017
49,455		UFP Industries, Inc	2,879,270
3,261	*	UFP Technologies, Inc	140,680
834		United States Lime & Minerals, Inc	75,235
166,316	e	United States Steel Corp	1,107,665
18,032	*	US Concrete, Inc	447,554
160,869		Valvoline, Inc	3,301,032
28,800		Verso Corp	351,648
108,785		Vulcan Materials Co	12,773,535
54,921		Warrior Met Coal, Inc	874,342
29,424		Westlake Chemical Corp	1,603,608
209,896		WestRock Co	5,637,807
30,297		Worthington Industries, Inc	1,133,714
49,137		WR Grace and Co	2,266,690
		TOTAL MATERIALS	728,197,267

MEDIA & ENTERTAINMENT - 8.2%
628,453		Activision Blizzard, Inc	51,929,071
247,620	*	Alphabet, Inc (Class A)	368,446,179
244,166	*	Alphabet, Inc (Class C)	362,088,411
264,875	*	Altice USA, Inc	7,148,976
34,610	e	AMC Entertainment Holdings, Inc	139,824
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,236	*	AMC Networks, Inc	$744,652
8,779	*	Black Diamond Therapeutics, Inc	244,232
434	*	Boston Omaha Corp	6,901
4,161		Cable One, Inc	7,583,672
21,021	*	Cardlytics, Inc	1,396,215
68,080	*	Cargurus, Inc	1,966,831
43,384	*	Cars.com, Inc	352,278
93,093	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	370,510
123,370	*	Charter Communications, Inc	71,554,600
89,676		Cinemark Holdings, Inc	1,060,867
3,738,116		Comcast Corp (Class A)	159,991,365
37,208	*	comScore, Inc	111,624
470	*,e	Daily Journal Corp	133,480
39,986	*	DHI Group, Inc	99,965
124,466	*,e	Discovery, Inc (Class A)	2,626,233
266,684	*	Discovery, Inc (Class C)	5,053,662
201,032	*	DISH Network Corp (Class A)	6,455,138
235,386	*	Electronic Arts, Inc	33,335,365
151,959		Entercom Communications Corp (Class A)	212,743
41,363		Entravision Communications Corp (Class A)	54,599
60,929	*,e	Eros International plc	173,038
51,662	*,e	Eventbrite Inc	440,160
11,437	*	EverQuote Inc	622,745
35,051		EW Scripps Co (Class A)	398,880
1,979,068	*	Facebook, Inc	502,030,180
14,369	*	Fluent, Inc	26,152
284,221		Fox Corp (Class A)	7,324,375
135,512		Fox Corp (Class B)	3,492,144
5,234	*	Gaia, Inc	48,048
127,263	e	Gannett Co, Inc	188,349
96,932	*	Glu Mobile, Inc	915,038
80,919	*	Gray Television, Inc	1,160,378
9,282	*	Hemisphere Media Group, Inc	81,682
61,460	*	IAC	8,138,533
48,581	*,e	iHeartMedia, Inc	406,137
40,111	*	Imax Corp	452,853
323,834		Interpublic Group of Cos, Inc	5,845,204
39,246		John Wiley & Sons, Inc (Class A)	1,327,692
6,535	*,e	Liberty Braves Group (Class A)	123,577
33,020	*	Liberty Braves Group (Class C)	615,823
19,893	*	Liberty Broadband Corp (Class A)	2,685,754
87,553	*	Liberty Broadband Corp (Class C)	12,018,400
15,409	*	Liberty Media Group (Class A)	509,884
162,229	*	Liberty Media Group (Class C)	5,749,396
72,133	*	Liberty SiriusXM Group (Class A)	2,509,507
142,114	*	Liberty SiriusXM Group (Class C)	4,972,569
93,103	*	Liberty TripAdvisor Holdings, Inc	230,895
47,510	*,e	Lions Gate Entertainment Corp (Class A)	363,927
107,514	*	Lions Gate Entertainment Corp (Class B)	764,425
116,031	*	Live Nation, Inc	5,431,411
18,131	*	LiveXLive Media, Inc	54,937
10,380		Loral Space & Communications, Inc	188,605
14,556	*	Madison Square Garden Co	2,237,112
14,556	*	Madison Square Garden Entertainment Corp	1,031,438
82,038	*	Magnite, Inc	492,638
26,238		Marcus Corp	362,347
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

179,198	*	Match Group, Inc (NASDAQ)	$18,403,635
57,724	*	Meet Group, Inc	359,621
35,804	e	Meredith Corp	514,145
39,398	*	MSG Networks, Inc	375,463
76,119		National CineMedia, Inc	188,014
350,507	*	Netflix, Inc	171,355,862
132,308		New York Times Co (Class A)	6,104,691
319,611		News Corp (Class A)	4,065,452
99,469		News Corp (Class B)	1,269,224
37,197		Nexstar Media Group Inc	3,260,317
174,192		Omnicom Group, Inc	9,359,336
329,166	*	Pinterest, Inc	11,287,102
52,768	*	QuinStreet, Inc	616,066
83,308	*	Roku, Inc	12,903,576
1,557		Saga Communications, Inc	36,403
23,890		Scholastic Corp	571,688
46,743	e	Sinclair Broadcast Group, Inc (Class A)	962,906
965,641		Sirius XM Holdings, Inc	5,677,969
107,718	*	Spotify Technology S.A.	27,771,855
92,073	*	Take-Two Interactive Software, Inc	15,101,813
18,171	*	TechTarget, Inc	659,426
179,899		TEGNA, Inc	2,119,210
13,052		Tribune Publishing Co	127,257
77,824		TripAdvisor, Inc	1,574,380
91,287	*	TrueCar, Inc	343,239
626,062	*	Twitter, Inc	22,788,657
12,995	e	ViacomCBS, Inc (Class A)	360,481
444,487		ViacomCBS, Inc (Class B)	11,587,776
1,488,392		Walt Disney Co	174,052,561
20,501	*	WideOpenWest, Inc	111,935
36,271	e	World Wrestling Entertainment, Inc (Class A)	1,690,591
59,867	*	Yelp, Inc	1,495,478
47,058	*	Zillow Group, Inc (Class A)	3,204,179
110,329	*	Zillow Group, Inc (Class C)	7,545,400
710,663	*	Zynga, Inc	6,985,817
		TOTAL MEDIA & ENTERTAINMENT	2,181,353,151

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
44,571	*	10X Genomics, Inc	4,384,449
4,336	*,e	89bio, Inc	131,728
1,447,596		AbbVie, Inc	137,391,336
55,363	*	Abeona Therapeutics, Inc	157,785
93,173	*	Acadia Pharmaceuticals, Inc	3,873,202
16,264	*,e	Accelerate Diagnostics, Inc	236,316
39,683	*	Acceleron Pharma, Inc	3,935,363
68,121	*,e	AcelRx Pharmaceuticals, Inc	74,252
58,282	*	Adaptive Biotechnologies Corp	2,175,084
50,388	*,e	ADMA Biologics, Inc	179,885
138,470	*	Aduro Biotech, Inc	390,485
59,427	*	Adverum Biotechnologies, Inc	996,591
34,304	*	Aeglea BioTherapeutics, Inc	234,982
29,880	*	Aerie Pharmaceuticals, Inc	345,413
57,863	*	Affimed NV	204,256
89,362	*	Agenus, Inc	271,660
72,464	*,e	Agile Therapeutics, Inc	181,160
253,094		Agilent Technologies, Inc	24,380,545
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,081	*	Agios Pharmaceuticals, Inc	$2,133,711
47,056	*,e	Aimmune Therapeutics, Inc	621,610
8,681	*,e	Akcea Therapeutics, Inc	94,102
108,921	*	Akebia Therapeutics, Inc	1,216,648
10,162	*	Akero Therapeutics, Inc	356,788
6,110	*	Albireo Pharma, Inc	172,669
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
37,646	*	Alector, Inc	589,913
174,274	*	Alexion Pharmaceuticals, Inc	17,861,342
125,057	*	Alkermes plc	2,252,277
19,818	*,e	Allakos, Inc	1,487,737
39,527	*	Allogene Therapeutics, Inc	1,449,455
93,616	*	Alnylam Pharmaceuticals, Inc	13,645,468
23,540	*,e	AMAG Pharmaceuticals, Inc	224,925
484,923		Amgen, Inc	118,646,110
213,608	*	Amicus Therapeutics, Inc	3,086,636
93,531	*,e	Amneal Pharmaceuticals, Inc	404,989
30,621	*	Amphastar Pharmaceuticals, Inc	613,032
20,213	*	AnaptysBio, Inc	363,025
35,161	*,e	Anavex Life Sciences Corp	148,379
5,085	*	ANI Pharmaceuticals, Inc	150,567
8,992	*	Anika Therapeutics, Inc	327,309
45,552	*	Apellis Pharmaceuticals, Inc	1,179,341
29,630	*	Applied Genetic Technologies Corp	156,446
13,096	*,e	Applied Therapeutics, Inc	337,877
5,480	*	Aprea Therapeutics, Inc	150,316
48,662	*,e	Aptinyx, Inc	183,456
39,841	*,e	Aquestive Therapeutics, Inc	209,564
10,639	*	Arcturus Therapeutics Holdings, Inc	555,675
27,301	*	Arcus Biosciences, Inc	537,284
7,751	*,e	Arcutis Biotherapeutics, Inc	206,952
51,662	*	Ardelyx, Inc	291,890
45,723	*	Arena Pharmaceuticals, Inc	2,806,935
82,345	*	Arrowhead Pharmaceuticals Inc	3,546,599
23,781	*	Arvinas, Inc	749,102
43,384	*,e	Aspira Women’s Health, Inc	193,926
23,728	*	Assembly Biosciences, Inc	526,762
38,131	*	Atara Biotherapeutics, Inc	472,443
56,635	*	Athenex, Inc	600,897
196,397	*,e	Athersys, Inc	502,776
12,845	*,e	Atreca, Inc	166,343
337,386	*	Avantor, Inc	7,449,483
18,249	*	Avenue Therapeutics, Inc	184,862
44,172	*	Avid Bioservices, Inc	327,756
19,590	*,e	Avrobio, Inc	332,051
37,400	*	Axcella Health, Inc	167,926
22,210	*	Axsome Therapeutics, Inc	1,584,239
18,702	*	Aytu BioScience, Inc	25,996
10,163	*,e	Beam Therapeutics, Inc	196,552
15,152	*	Bellerophon Therapeutics, Inc	194,552
484	*	Beyondspring Inc	5,339
126,095	*	BioCryst Pharmaceuticals, Inc	513,207
61,266	*	BioDelivery Sciences International, Inc	256,705
133,385	*	Biogen, Inc	36,639,526
38,401	*	Biohaven Pharmaceutical Holding Co Ltd	2,459,200
149,249	*	BioMarin Pharmaceutical, Inc	17,881,523
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,272	*	Bio-Rad Laboratories, Inc (Class A)	$9,065,900
6,467	*	Biospecifics Technologies Corp	405,222
31,185		Bio-Techne Corp	8,580,865
10,230	*	Bioxcel Therapeutics Inc	464,033
52,993	*	Bluebird Bio, Inc	3,216,675
44,702	*	Blueprint Medicines Corp	3,271,292
21,804	*,e	BrainStorm Cell Therapeutics, Inc	295,444
64,201	*,e	Bridgebio Pharma, Inc	1,806,616
1,860,196		Bristol-Myers Squibb Co	109,119,097
82,689		Bruker BioSciences Corp	3,689,583
6,432	*	Cabaletta Bio, Inc	73,518
83,101	*	Calithera Biosciences, Inc	390,575
4,890	*,e	Calyxt, Inc	21,565
33,868	*,e	Cara Therapeutics, Inc	556,790
34,412	*	CareDx, Inc	1,147,640
32,782	*	CASI Pharmaceuticals, Inc	63,269
64,517	*,e	Cassava Sciences, Inc	204,519
7,795	*	Castle Biosciences, Inc	301,822
27,064	*	Catabasis Pharmaceuticals, Inc	156,430
126,672	*	Catalent, Inc	11,063,532
78,821	*	Catalyst Pharmaceuticals, Inc	338,930
443	*,e	Cellular Biomedicine Group, Inc	5,834
29,568	*,e	CEL-SCI Corp	369,896
68	*,e	Centogene NV	864
78,552	*	Cerecor Inc	214,447
40,180	*	Charles River Laboratories International, Inc	7,995,418
97,406	*	Checkpoint Therapeutics Inc	219,164
36,243	*	ChemoCentryx, Inc	1,910,369
18,108	*	Chiasma, Inc	79,132
86,489	*	Chimerix, Inc	268,981
34,246	*,e	ChromaDex Corp	173,285
51,151	*	Cidara Therapeutics, Inc	186,701
42,407	*,e	Clovis Oncology, Inc	245,537
41,571	*,e	Codexis, Inc	491,785
46,985	*	Coherus Biosciences, Inc	826,466
25,433	*	Collegium Pharmaceutical, Inc	401,333
30,891	*	Concert Pharmaceuticals, Inc	286,360
22,574	*	Constellation Pharmaceuticals, Inc	607,015
27,740	*,e	ContraFect Corp	154,234
55,322	*,e	Corbus Pharmaceuticals Holdings, Inc	346,869
79,309	*,e	Corcept Therapeutics, Inc	1,185,670
21,126	*	CorMedix Inc	94,011
12,822	*,e	Cortexyme Inc	510,957
22,077	*	Crinetics Pharmaceuticals, Inc	306,429
24,217	*	Cue Biopharma, Inc	457,943
38,893	*	Cymabay Therapeutics, Inc	138,070
45,336	*,e	Cytokinetics, Inc	980,164
30,020	*	CytomX Therapeutics, Inc	210,440
30,488	*	Deciphera Pharmaceuticals, Inc	1,413,729
51,326	*	Denali Therapeutics, Inc	1,202,055
13,115	*	DermTech, Inc	138,888
44,923	*	Dicerna Pharmaceuticals, Inc	965,845
161,075	*,e	Durect Corp	315,707
20,577	*	Dyadic International, Inc	178,608
69,581	*,e	Dynavax Technologies Corp	564,302
11,556	*	Eagle Pharmaceuticals, Inc	536,083
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,801	*,e	Editas Medicine, Inc	$1,403,437
9,507	*	Eidos Therapeutics, Inc	381,231
19,717	*	Eiger BioPharmaceuticals, Inc	198,156
332,078	*	Elanco Animal Health, Inc	7,847,003
694,641		Eli Lilly & Co	104,397,596
14,278	*,e	Eloxx Pharmaceuticals, Inc	39,836
38,135	*	Emergent Biosolutions, Inc	4,242,137
14,213	*	Enanta Pharmaceuticals, Inc	651,666
205,862	*	Endo International plc	716,400
504	*,e	Enochian Biosciences Inc	1,940
64,407	*	Epizyme, Inc	891,393
24,946	*,e	Esperion Thereapeutics, Inc	938,718
423	*,e	Evelo Biosciences, Inc	1,612
12,830	*	Evofem Biosciences Inc	38,362
22,516	*,e	Evolus, Inc	73,402
121,703	*	Exact Sciences Corp	11,531,359
251,737	*	Exelixis, Inc	5,812,607
70,922	*,e	Exicure, Inc	158,865
50,772	*,e	Fate Therapeutics, Inc	1,587,640
21,763	*,e	Fennec Pharmaceuticals, Inc	183,789
66,426	*	FibroGen, Inc	2,688,260
43,075	*	Five Prime Therapeutics, Inc	254,143
40,196	*,e	Flexion Therapeutics, Inc	545,460
22,115	*	Fluidigm Corp	155,690
73,530	*	Fortress Biotech, Inc	204,046
22,920	*,e	Frequency Therapeutics, Inc	484,529
11,092	*	Fulcrum Therapeutics, Inc	176,030
33,572	*	G1 Therapeutics, Inc	492,501
75,191	*,e	Galectin Therapeutics, Inc	196,249
23,320	*,e	Genprex, Inc	78,588
106,546	*	Geron Corp	169,408
1,032,927		Gilead Sciences, Inc	71,819,414
47,293	*	Global Blood Therapeutics, Inc	3,191,332
22,054	*	GlycoMimetics, Inc	86,893
35,567	*	Gossamer Bio, Inc	423,959
53,752	*,e	Gritstone Oncology, Inc	172,275
105,627	*	Halozyme Therapeutics, Inc	2,871,998
6,122	*	Harpoon Therapeutics, Inc	67,403
35,907	*,e	Harrow Health, Inc	196,770
63,695	*	Harvard Bioscience, Inc	198,091
71,504	*	Heron Therapeutics, Inc	1,164,800
29,898	*	Homology Medicines, Inc	393,159
17,936	*,e	Hookipa Pharma, Inc	173,262
150,423	*	Horizon Therapeutics Plc	9,204,383
62,448	*	iBio, Inc	277,269
14,055	*	Ideaya Biosciences, Inc	177,234
6,896	*	IGM Biosciences, Inc	346,593
120,957	*	Illumina, Inc	46,224,927
2,811	*	Immunic, Inc	48,349
149,740	*	Immunogen, Inc	615,431
168,691	*	Immunomedics, Inc	7,123,821
15,516	*	Immunovant, Inc	350,817
148,701	*	Incyte Corp	14,685,711
52,569	*	Innoviva, Inc	712,047
117,173	*,e	Inovio Pharmaceuticals, Inc	2,277,843
82,523	*	Insmed, Inc	2,155,501
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,309	*,e	Intellia Therapeutics, Inc	$664,473
22,545	*,e	Intercept Pharmaceuticals, Inc	1,028,954
15,949	*	Intersect ENT, Inc	274,163
43,603	*	Intra-Cellular Therapies, Inc	864,429
93,996	*,e	Invitae Corp	2,744,683
106,631	*	Ionis Pharmaceuticals, Inc	6,137,680
110,846	*	Iovance Biotherapeutics, Inc	3,222,293
155,825	*	IQVIA Holdings, Inc	24,681,122
123,559	*	Ironwood Pharmaceuticals, Inc	1,133,036
36,685	*	IVERIC bio, Inc	147,107
45,781	*	Jazz Pharmaceuticals plc	4,955,793
2,174,026		Johnson & Johnson	316,886,030
8,662	*	Jounce Therapeutics, Inc	39,672
107,669	*	Kadmon Holdings, Inc	394,069
39,282	*,e	Kala Pharmaceuticals, Inc	343,718
28,085	*,e	Kaleido Biosciences Inc	167,667
25,478	*	KalVista Pharmaceuticals Inc	250,449
12,615	*	Karuna Therapeutics, Inc	1,031,907
48,977	*	Karyopharm Therapeutics, Inc	786,081
5,663	*	Keros Therapeutics, Inc	181,782
37,630	*	Kezar Life Sciences, Inc	164,443
35,019	*	Kindred Biosciences, Inc	115,213
10,987	*	Kiniksa Pharmaceuticals Ltd	214,466
22,103	*,e	Kodiak Sciences, Inc	1,024,032
8,561	*	Krystal Biotech Inc	353,484
43,174	*	Kura Oncology, Inc	709,781
10,743	*,e	La Jolla Pharmaceutical Co	42,757
25,546	*,e	Lannett Co, Inc	151,999
25,029	*,e	Lexicon Pharmaceuticals, Inc	48,556
11,717	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,372,998
31,107	*,e	Liquidia Technologies, Inc	172,022
395	*,e	LogicBio Therapeutics, Inc	3,097
34,895		Luminex Corp	1,270,178
42,538	*	MacroGenics, Inc	1,080,465
7,135	*,e	Madrigal Pharmaceuticals, Inc	732,122
16,996	*	Magenta Therapeutics, Inc	119,312
1,525	*,e	Mallinckrodt plc	3,401
154,295	*,e	MannKind Corp	240,700
68,624	*	Marinus Pharmaceuticals, Inc	115,288
96,614	*,e	Marker Therapeutics Inc	194,194
52,150	*,e	MediciNova, Inc	324,373
23,430	*	Medpace Holdings, Inc	2,796,371
69,191	*	MEI Pharma, Inc	192,005
11,823	*	MeiraGTx Holdings plc	153,581
51,728	*,e	Menlo Therapeutics, Inc	83,282
2,083,006		Merck & Co, Inc	167,140,401
37,997	*	Mersana Therapeutics, Inc	755,380
19,328	*	Mettler-Toledo International, Inc	18,071,680
76,387	*	Minerva Neurosciences, Inc	266,209
29,945	*	Mirati Therapeutics, Inc	3,632,628
210	*,e	Mirum Pharmaceuticals, Inc	4,637
220,119	*	Moderna, Inc	16,310,818
17,414	*	Molecular Templates, Inc	191,032
93,528	*	Momenta Pharmaceuticals, Inc	2,758,141
11,153	*,e	Morphic Holding, Inc	251,054
968	*	Mustang Bio, Inc	2,981
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

419,931	*	Mylan NV	$6,765,088
39,903	*	MyoKardia, Inc	3,596,457
53,111	*	Myriad Genetics, Inc	641,050
28,053	*	NanoString Technologies, Inc	1,012,994
23,404	*,e	NantKwest, Inc	261,657
56,843	*	Natera, Inc	2,729,601
139,476	*	Nektar Therapeutics	3,090,788
84,416	*	NeoGenomics, Inc	3,227,224
24,237	*,e	Neoleukin Therapeutics, Inc	234,614
20,430	*,e	Neubase Therapeutics, Inc	151,897
75,449	*	Neurocrine Biosciences, Inc	9,081,042
12,885	*	NextCure Inc	114,934
17,618	*	NGM Biopharmaceuticals Inc	322,233
47,454	*,e	Novavax, Inc	6,790,667
55,556	*,e	Nymox Pharmaceutical Corp	178,890
35,263	*,e	Ocular Therapeutix, Inc	276,462
13,206	*	Odonate Therapeutics, Inc	480,302
55,127	*,e	Omeros Corp	707,279
64,026	*	Oncocyte Corp	86,435
338,794	*,e	Opko Health, Inc	1,744,789
19,877	*,e	Optinose, Inc	101,273
359	*,e	Organogenesis Holdings Inc	1,321
29,283	*,e	Orgenesis, Inc	161,642
7,067	*	ORIC Pharmaceuticals, Inc	141,835
35,176	*,e	Ovid therapeutics, Inc	226,885
4,552	*	Oyster Point Pharma, Inc	101,828
134,024	*,e	Pacific Biosciences of California, Inc	499,910
35,439	*	Pacira BioSciences Inc	1,864,446
14,086	*,e	Paratek Pharmaceuticals, Inc	61,556
11,142	*	Passage Bio, Inc	174,261
106,520	*	PDL BioPharma, Inc	338,734
91,870		PerkinElmer, Inc	10,924,262
111,853		Perrigo Co plc	5,930,446
15,582	*	Personalis, Inc	271,283
31,586	*	Pfenex, Inc	223,945
4,572,698		Pfizer, Inc	175,957,419
466	*,e	PhaseBio Pharmaceuticals Inc	1,864
8,447	*	Phathom Pharmaceuticals, Inc	280,947
12,126		Phibro Animal Health Corp	281,263
20,154	*	Pieris Pharmaceuticals, Inc	51,796
51,940	*	PRA Health Sciences, Inc	5,534,726
27,039	*	Precision BioSciences Inc	171,968
41,502	*	Prestige Consumer Healthcare, Inc.	1,543,459
12,484	*	Prevail Therapeutics, Inc	186,885
23,980	*	Principia Biopharma, Inc	2,004,728
72,597	*,†	Progenics Pharmaceuticals, Inc	0
20,167	*	Protagonist Therapeutics, Inc	317,227
27,173	*	Prothena Corp plc	332,598
34,533	*,e	Provention Bio, Inc	358,798
53,230	*	PTC Therapeutics, Inc	2,466,146
19,518	*	Puma Biotechnology, Inc	201,231
187,824	*	QIAGEN NV	9,287,897
15,418	*	Quanterix Corp	498,156
41,785	*	Radius Health, Inc	524,402
8,929	*	RAPT Therapeutics, Inc	192,866
18,930	*	Reata Pharmaceuticals, Inc	2,795,961
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,451	*	Recro Pharma, Inc	$198,165
79,705	*	Regeneron Pharmaceuticals, Inc	50,379,139
32,795	*	REGENXBIO, Inc	1,085,515
11,432	*,e	Relmada Therapeutics, Inc	415,782
43,663	*	Repligen Corp	6,589,183
18,255	*	Replimune Group, Inc	364,552
22,914	*	Retrophin, Inc	455,530
38,130	*	Revance Therapeutics, Inc	895,292
10,561	*	REVOLUTION Medicines, Inc	254,731
20,143	*	Rhythm Pharmaceuticals, Inc	387,148
92,187	*	Rigel Pharmaceuticals, Inc	212,030
27,002	*	Rocket Pharmaceuticals, Inc	635,357
29,232	*,e	Rubius Therapeutics, Inc	143,529
41,478	*	Sage Therapeutics, Inc	1,890,152
93,549	*	Sangamo Therapeutics Inc	1,013,136
60,912	*,e	Sarepta Therapeutics, Inc	9,351,210
4,005	*	Satsuma Pharmaceuticals, Inc	94,558
15,936	*	Scholar Rock Holding Corp	179,917
10,139	*,e	Schrodinger, Inc	733,861
23,810	*	scPharmaceuticals, Inc	178,575
99,683	*	Seattle Genetics, Inc	16,574,292
66,446	*,e	Selecta Biosciences, Inc	158,141
55,029	*,e	Seres Therapeutics, Inc	205,808
33,990	*,e	SIGA Technologies, Inc	218,216
6,328	*,e	Solid Biosciences, Inc	16,643
142,785	*,e	Sorrento Therapeutics, Inc	1,273,642
119,880	*	Spectrum Pharmaceuticals, Inc	358,441
14,750	*	Spero Therapeutics, Inc	172,575
17,291	*	SpringWorks Therapeutics, Inc	737,115
14,312	*	Stoke Therapeutics, Inc	360,519
48,076	*	Strongbridge Biopharma plc	162,016
37,057	*	Supernus Pharmaceuticals, Inc	825,074
366	*	Sutro Biopharma, Inc	2,844
16,000	*	Syndax Pharmaceuticals, Inc	225,760
52,398	*	Syneos Health, Inc	3,269,111
46,161	*	Syros Pharmaceuticals, Inc	438,068
20,407	*	TCR2 Therapeutics Inc	341,817
78,766	*	TG Therapeutics, Inc	1,542,238
230,647	*,e	TherapeuticsMD, Inc	426,697
40,680	*	Theravance Biopharma, Inc	790,006
325,466		Thermo Fisher Scientific, Inc	134,726,651
41,266	*	Translate Bio, Inc	626,831
25,081	*	Tricida, Inc	335,584
23,232	*	Turning Point Therapeutics Inc	1,376,031
25,162	*	Twist Bioscience Corp	1,410,078
141,966	*,e	Tyme Technologies, Inc	168,940
45,646	*,e	Ultragenyx Pharmaceutical, Inc	3,567,691
34,715	*	United Therapeutics Corp	3,869,681
13,174	*	UNITY Biotechnology, Inc	124,231
14,050	*,e	UroGen Pharma Ltd	310,364
45,133	*	Vanda Pharmaceuticals, Inc	454,941
46,665	*	Vaxart, Inc	438,184
127,867	*,e	VBI Vaccines, Inc	520,419
37,444	*	Veracyte, Inc	1,335,627
134,281	*,e	Verastem, Inc	179,937
36,565	*	Vericel Corp	602,957
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

466	*	Verrica Pharmaceuticals, Inc	$3,057
13,967	*,e	Versartis, Inc	82,266
212,920	*	Vertex Pharmaceuticals, Inc	57,914,240
16,300	*	Viela Bio, Inc	596,743
60,771	*,e	Viking Therapeutics, Inc	426,612
37,706	*,e	Vir Biotechnology, Inc	1,800,839
19,222	*	Voyager Therapeutics, Inc	212,788
50,138	*	Waters Corp	10,686,915
11,876	*,e	WaVe Life Sciences Ltd	104,271
20,872	*	X4 Pharmaceuticals, Inc	154,870
14,762	*,e	XBiotech, Inc	214,639
45,046	*	Xencor, Inc	1,355,434
52,640	*,e	Xeris Pharmaceuticals, Inc	150,550
24,372	*	Y-mAbs Therapeutics, Inc	856,188
8,380	*	Zentalis Pharmaceuticals, Inc	289,110
173,675	*,e	ZIOPHARM Oncology, Inc	515,815
392,948		Zoetis, Inc	59,602,353
45,182	*	Zogenix, Inc	1,074,880
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,158,917,590

REAL ESTATE - 3.5%
72,354		Acadia Realty Trust	871,142
43,436		Agree Realty Corp	2,908,909
61,154		Alexander & Baldwin, Inc	722,840
1,711		Alexander’s, Inc	430,813
102,335		Alexandria Real Estate Equities, Inc	18,169,579
12,571		Alpine Income Property Trust, Inc	176,497
7,051	*,e	Altisource Portfolio Solutions S.A.	94,695
39,364		American Assets Trust, Inc	1,062,828
113,076		American Campus Communities, Inc	4,030,029
79,965		American Finance Trust, Inc	584,144
215,008		American Homes 4 Rent	6,235,232
364,371		American Tower Corp	95,242,936
164,763		Americold Realty Trust	6,648,187
118,116		Apartment Investment & Management Co	4,585,263
170,238		Apple Hospitality REIT, Inc	1,501,499
28,825		Armada Hoffler Properties, Inc	277,873
116,107		AvalonBay Communities, Inc	17,778,304
19,057		Bluerock Residential Growth REIT, Inc	137,973
128,557		Boston Properties, Inc	11,453,143
136,083		Brandywine Realty Trust	1,473,779
234,330		Brixmor Property Group, Inc	2,697,138
61,686		Brookfield Property REIT, Inc	716,174
16,793		Brt Realty Trust	173,304
76,927		Camden Property Trust	6,985,741
72,865		CareTrust REIT, Inc	1,313,027
58,020		CatchMark Timber Trust, Inc	566,275
276,955	*	CBRE Group, Inc	12,133,398
45,110		Chatham Lodging Trust	235,023
435		CIM Commercial Trust Corp	4,437
48,735		City Office REIT, Inc	421,558
8,392		Clipper Realty, Inc	56,059
367,520		Colony Capital, Inc	705,638
97,660		Columbia Property Trust, Inc	1,168,014
15,842		Community Healthcare Trust, Inc	724,455
104,711		CoreCivic, Inc	932,975
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,193		CorEnergy Infrastructure Trust, Inc	$98,051
33,595		CorePoint Lodging, Inc	187,796
32,520		Coresite Realty	4,196,706
89,187		Corporate Office Properties Trust	2,361,672
117,310		Cousins Properties, Inc	3,603,763
342,958		Crown Castle International Corp	57,171,099
3,757		CTO Realty Growth, Inc	148,927
158,480		CubeSmart	4,702,102
96,164	*	Cushman & Wakefield plc	1,028,955
94,595		CyrusOne, Inc	7,891,115
167,918		DiamondRock Hospitality Co	775,781
219,067		Digital Realty Trust, Inc	35,169,016
160,993		Diversified Healthcare Trust	627,068
135,558		Douglas Emmett, Inc	3,950,160
304,115		Duke Realty Corp	12,222,382
62,413		Easterly Government Properties, Inc	1,525,998
31,841		EastGroup Properties, Inc	4,224,027
109,215		Empire State Realty Trust, Inc	720,819
67,062		EPR Properties	1,919,985
72,466		Equinix, Inc	56,920,594
102,198		Equity Commonwealth	3,226,391
142,920		Equity Lifestyle Properties, Inc	9,764,294
301,277		Equity Residential	16,157,485
76,829		Essential Properties Realty Trust, Inc	1,236,947
53,937		Essex Property Trust, Inc	11,906,053
22,917	*,e	eXp World Holdings Inc	455,361
104,261		Extra Space Storage, Inc	10,774,332
22,483		Farmland Partners, Inc	155,357
60,363		Federal Realty Investment Trust	4,605,697
100,207		First Industrial Realty Trust, Inc	4,401,091
13,449	*	Forestar Group, Inc	232,802
61,141		Four Corners Property Trust, Inc	1,540,753
64,736		Franklin Street Properties Corp	339,864
62,556		Front Yard Residential Corp	542,360
6,508	*	FRP Holdings, Inc	254,593
168,706		Gaming and Leisure Properties, Inc	6,108,844
107,144		Geo Group, Inc	1,138,941
27,866		Getty Realty Corp	825,670
29,856		Gladstone Commercial Corp	543,379
15,362		Gladstone Land Corp	247,021
20,407		Global Medical REIT, Inc	242,639
84,263		Global Net Lease, Inc	1,402,979
106,733		Healthcare Realty Trust, Inc	3,127,277
173,510		Healthcare Trust of America, Inc	4,790,611
442,156		Healthpeak Properties Inc	12,066,437
28,502		Hersha Hospitality Trust	135,669
84,521		Highwoods Properties, Inc	3,240,535
588,910		Host Hotels and Resorts, Inc	6,348,450
30,482	*	Howard Hughes Corp	1,621,338
119,369		Hudson Pacific Properties	2,813,527
76,273		Independence Realty Trust, Inc	877,139
55,002		Industrial Logistics Properties Trust	1,161,092
13,537		Innovative Industrial Properties, Inc	1,410,961
11,339		Investors Real Estate Trust	819,810
444,220		Invitation Homes, Inc	13,246,640
237,199		Iron Mountain, Inc	6,686,640
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,934		iStar Inc	$695,834
103,192		JBG SMITH Properties	2,993,600
17,161		Jernigan Capital, Inc	240,426
43,635		Jones Lang LaSalle, Inc	4,315,938
100,883		Kennedy-Wilson Holdings, Inc	1,497,104
94,200		Kilroy Realty Corp	5,489,034
346,932		Kimco Realty Corp	3,868,292
63,990		Kite Realty Group Trust	631,581
72,035		Lamar Advertising Co	4,734,861
203,502		Lexington Realty Trust	2,360,623
38,776		Life Storage, Inc	3,805,089
37,160		LTC Properties, Inc	1,380,494
99,489		Macerich Co	759,101
80,283		Mack-Cali Realty Corp	1,157,681
25,581	*	Marcus & Millichap, Inc	696,826
7,257	*	Maui Land & Pineapple Co, Inc	75,545
419,752		Medical Properties Trust, Inc	8,449,608
92,945		Mid-America Apartment Communities, Inc	11,078,115
83,471		Monmouth Real Estate Investment Corp (Class A)	1,204,486
34,999		National Health Investors, Inc	2,169,938
139,146		National Retail Properties, Inc	4,932,726
53,091		National Storage Affiliates Trust	1,636,265
60,647		New Senior Investment Group, Inc	206,200
119,122		Newmark Group, Inc	484,826
15,499		NexPoint Residential Trust, Inc	592,527
39,570		Office Properties Income Trust	995,185
190,607		Omega Healthcare Investors, Inc	6,171,855
13,192		One Liberty Properties, Inc	223,868
124,175		Outfront Media, Inc	1,789,362
162,364		Paramount Group, Inc	1,157,655
202,974		Park Hotels & Resorts, Inc	1,678,595
107,615		Pebblebrook Hotel Trust	1,140,719
165,545		Physicians Realty Trust	2,986,432
94,193		Piedmont Office Realty Trust, Inc	1,526,868
16,091		Plymouth Industrial REIT, Inc	213,528
53,254		PotlatchDeltic Corp	2,279,804
32,735		Preferred Apartment Communities, Inc	236,674
608,591		Prologis, Inc	64,157,663
17,427		PS Business Parks, Inc	2,404,055
123,550		Public Storage, Inc	24,695,174
47,897		QTS Realty Trust, Inc	3,446,189
10,739	*	Rafael Holdings, Inc	150,024
112,860		Rayonier, Inc	3,135,251
11,593		Re/Max Holdings, Inc	375,265
94,404	e	Realogy Holdings Corp	855,300
281,333		Realty Income Corp	16,894,047
79,512	*	Redfin Corp	3,306,109
139,788		Regency Centers Corp	5,735,502
100,002		Retail Opportunities Investment Corp	1,087,022
186,975		Retail Properties of America, Inc	1,189,161
11,197		Retail Value, Inc	141,754
96,230		Rexford Industrial Realty, Inc	4,516,074
152,576		RLJ Lodging Trust	1,222,134
12,486		RMR Group, Inc	359,097
65,165		RPT Realty	405,326
38,462		Ryman Hospitality Properties	1,231,553
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

167,433		Sabra Healthcare REIT, Inc	$2,467,962
14,100		Safehold, Inc	711,063
10,328		Saul Centers, Inc	317,173
90,598		SBA Communications Corp	28,224,901
22,763	*	Seritage Growth Properties	211,923
116,772		Service Properties Trust	782,372
249,285		Simon Property Group, Inc	15,542,920
124,095		SITE Centers Corp	909,616
60,788		SL Green Realty Corp	2,826,642
84,236		Spirit Realty Capital, Inc	2,902,773
27,001	*	St. Joe Co	556,491
125,438		STAG Industrial, Inc	4,089,279
184,135		STORE Capital Corp	4,362,158
3,026	*	Stratus Properties, Inc	57,797
99,511		Summit Hotel Properties, Inc	515,467
78,916		Sun Communities, Inc	11,831,876
169,681		Sunstone Hotel Investors, Inc	1,269,214
63,644		Tanger Factory Outlet Centers, Inc	409,231
48,089		Taubman Centers, Inc	1,862,006
24,822	*	Tejon Ranch Co	356,196
56,674		Terreno Realty Corp	3,443,512
236,695		UDR, Inc	8,568,359
30,971		UMH Properties, Inc	380,943
158,030		Uniti Group, Inc	1,564,497
10,729		Universal Health Realty Income Trust	746,524
88,947		Urban Edge Properties	932,165
27,003		Urstadt Biddle Properties, Inc (Class A)	264,899
310,266		Ventas, Inc	11,901,804
883,721		VEREIT, Inc	5,753,024
387,718		VICI Properties, Inc	8,417,358
143,854		Vornado Realty Trust	4,965,840
65,408		Washington REIT	1,462,523
92,135		Weingarten Realty Investors	1,571,823
344,453		Welltower, Inc	18,448,903
618,099		Weyerhaeuser Co	17,189,333
24,406		Whitestone REIT	161,080
141,329		WP Carey, Inc	10,086,651
87,223		Xenia Hotels & Resorts, Inc	694,295
		TOTAL REAL ESTATE	935,038,434

RETAILING - 7.6%
16,881	*	1-800-FLOWERS.COM, Inc (Class A)	476,888
57,040		Aaron’s, Inc	2,976,347
51,014		Abercrombie & Fitch Co (Class A)	491,265
54,354		Advance Auto Parts, Inc	8,160,710
349,360	*	Amazon.com, Inc	1,105,612,605
129,581	e	American Eagle Outfitters, Inc	1,295,810
4,719	*	America’s Car-Mart, Inc	449,060
15,914	*,e	Asbury Automotive Group, Inc	1,593,787
52,589	*,e	At Home Group, Inc	653,155
50,769	*	Autonation, Inc	2,606,480
19,134	*	AutoZone, Inc	23,102,774
114,823	e	Bed Bath & Beyond, Inc	1,242,385
187,061		Best Buy Co, Inc	18,629,405
32,051		Big Lots, Inc	1,260,886
111,526	*	BJ’s Wholesale Club Holdings, Inc	4,466,616
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,535	*	Booking Holdings, Inc	$55,739,530
23,393	*	Boot Barn Holdings, Inc	452,888
21,538		Buckle, Inc	345,254
53,619	*	Burlington Stores, Inc	10,080,372
49,140		Caleres, Inc	310,073
27,725	e	Camping World Holdings, Inc	1,015,290
133,353	*	CarMax, Inc	12,931,240
22,498	*,e	CarParts.com, Inc	309,235
44,771	*,e	Carvana Co	6,937,266
15,437		Cato Corp (Class A)	110,992
229,014		Chico’s FAS, Inc	290,848
15,230	e	Children’s Place, Inc	371,764
9,683		Citi Trends, Inc	166,741
15,537	*,e	Conn’s, Inc	154,749
10,307	*,e	Container Store Group, Inc	35,559
37,377		Core-Mark Holding Co, Inc	991,238
70,501		Designer Brands, Inc	416,661
51,467		Dick’s Sporting Goods, Inc	2,347,925
9,201	e	Dillard’s, Inc (Class A)	216,684
206,382		Dollar General Corp	39,295,133
192,255	*	Dollar Tree, Inc	17,947,004
6,009	*,e	Duluth Holdings, Inc	44,407
547,523		eBay, Inc	30,267,071
47,170	*,e	Envela Corp	199,529
98,190	*	Etsy, Inc	11,623,732
110,763		Expedia Group Inc	8,972,911
44,342	*	Five Below, Inc	4,829,287
66,542	*	Floor & Decor Holdings, Inc	4,385,118
84,819		Foot Locker, Inc	2,492,830
17,333	*,e	Funko, Inc	96,025
69,714	*,e	GameStop Corp (Class A)	279,553
159,878	e	Gap, Inc	2,137,569
19,142	*	Genesco, Inc	297,658
115,113		Genuine Parts Co	10,377,437
53,764	*,e	Greenlane Holdings Inc	207,529
15,282	e	Group 1 Automotive, Inc	1,283,994
22,783	*	Groupon, Inc	349,719
33,004	*	GrowGeneration Corp	278,554
76,613	*	GrubHub, Inc	5,534,523
45,170	e	Guess?, Inc	467,058
10,599	e	Haverty Furniture Cos, Inc	150,718
16,234	*,e	Hibbett Sports, Inc	376,466
886,289		Home Depot, Inc	235,300,867
53,477	*	Hudson Ltd	234,229
127,915		Kohl’s Corp	2,435,502
191,628		L Brands, Inc	4,677,639
28,187	*	Lands’ End, Inc	242,972
11,183	*	Liquidity Services, Inc	57,592
18,148	e	Lithia Motors, Inc (Class A)	4,158,614
248,061	*	LKQ Corp	6,992,840
622,762		Lowe’s Companies, Inc	92,735,489
23,947	*	Lumber Liquidators, Inc	534,497
255,025	e	Macy’s, Inc	1,545,452
15,838	*	MarineMax, Inc	439,346
40,741	*,e	Michaels Cos, Inc	292,520
26,546		Monro Muffler, Inc	1,494,540
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,729	*	Murphy USA, Inc	$3,141,957
67,677	*	National Vision Holdings, Inc	2,164,987
89,992	e	Nordstrom, Inc	1,231,990
49,853	*	ODP Corp	1,100,256
43,417	*,e	Ollie’s Bargain Outlet Holdings, Inc	4,563,127
172	*	OneWater Marine, Inc	4,300
59,994	*	O’Reilly Automotive, Inc	28,639,936
33,647	*	Overstock.com, Inc	2,543,377
28,161		Penske Auto Group, Inc	1,262,176
16,363	e	PetMed Express, Inc	510,526
32,350		Pool Corp	10,245,245
55,037	*	Quotient Technology, Inc	440,846
313,500	*	Qurate Retail Group, Inc QVC Group	3,420,285
43,918	*	RealReal, Inc	599,042
36,300		Rent-A-Center, Inc	1,049,796
13,464	*	RH	3,869,958
286,181		Ross Stores, Inc	25,661,850
96,950	*,e	Sally Beauty Holdings, Inc	1,125,590
8,730	e	Shoe Carnival, Inc	214,322
15,997		Shutterstock, Inc	869,277
32,291	e	Signet Jewelers Ltd	346,805
24,492	*	Sleep Number Corp	1,138,878
22,753	e	Sonic Automotive, Inc (Class A)	867,344
38,973	*	Sportsman’s Warehouse Holdings, Inc	627,076
13,894	*	Stamps.com, Inc	3,616,330
45,761	*,e	Stitch Fix Inc	1,013,606
409,721		Target Corp	51,575,679
99,677		Tiffany & Co	12,495,509
32,628		Tilly’s, Inc	196,094
983,040		TJX Companies, Inc	51,108,250
94,667		Tractor Supply Co	13,512,768
44,127	*	Ulta Beauty, Inc	8,516,070
52,424	*	Urban Outfitters, Inc	867,093
48,192	*,e	Waitr Holdings Inc	257,345
53,925	*,e	Wayfair, Inc	14,348,903
2,679		Weyco Group, Inc	49,347
62,110	e	Williams-Sonoma, Inc	5,411,023
3,408		Winmark Corp	541,804
18,171	*	Zumiez, Inc	419,750
		TOTAL RETAILING	2,018,846,923

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
31,912	*	Acacia Communications, Inc	2,169,378
31,948	*	Advanced Energy Industries, Inc	2,350,414
958,786	*	Advanced Micro Devices, Inc	74,238,800
9,859	*	Alpha & Omega Semiconductor Ltd	107,365
27,031	*	Ambarella, Inc	1,223,964
79,610	*	Amkor Technology, Inc	1,082,298
303,667		Analog Devices, Inc	34,876,155
756,261		Applied Materials, Inc	48,650,270
23,392	*	Atomera, Inc	248,891
23,093	*	Axcelis Technologies, Inc	679,396
24,600	*	AXT, Inc	117,834
322,119		Broadcom, Inc	102,031,193
59,014		Brooks Automation, Inc	3,213,312
23,661		Cabot Microelectronics Corp	3,566,186
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,136	*	Ceva, Inc	$729,067
49,124	*	Cirrus Logic, Inc	3,366,468
23,648		Cohu, Inc	445,292
89,437	*	Cree, Inc	6,163,998
5,871	*	CyberOptics Corp	231,024
34,451	*	Diodes, Inc	1,772,504
26,058	*	DSP Group, Inc	386,961
86,458	*	Enphase Energy, Inc	5,218,605
110,456		Entegris, Inc	7,942,891
68,417	*,e	First Solar, Inc	4,074,232
62,584	*	Formfactor, Inc	1,804,923
519	*	GSI Technology, Inc	2,969
17,609	*	Ichor Holdings Ltd	577,927
11,186	*	Impinj, Inc	263,990
39,156	*	Inphi Corp	5,116,123
3,494,021		Intel Corp	166,769,622
128,192		KLA Corp	25,616,607
119,153		Lam Research Corp	44,939,745
110,907	*	Lattice Semiconductor Corp	3,448,099
38,479	*	MACOM Technology Solutions Holdings, Inc	1,626,123
544,805		Marvell Technology Group Ltd	19,869,038
214,696		Maxim Integrated Products, Inc	14,618,651
54,502	*	MaxLinear, Inc	1,381,626
192,307		Microchip Technology, Inc	19,563,391
915,452	*	Micron Technology, Inc	45,822,950
45,042		MKS Instruments, Inc	5,740,152
35,735		Monolithic Power Systems, Inc	9,470,132
38,512	*	Nanometrics, Inc	1,456,524
45,701	*	NeoPhotonics Corp Ltd	416,336
2,893		NVE Corp	156,916
486,582		NVIDIA Corp	206,597,851
333,323	*	ON Semiconductor Corp	6,866,454
32,655	*	PDF Solutions, Inc	802,660
53,134	*	Photronics, Inc	631,232
24,936		Power Integrations, Inc	3,042,940
95,719	*	Qorvo, Inc	12,266,390
928,605		QUALCOMM, Inc	98,069,974
100,313	*	Rambus, Inc	1,480,620
52,567	*	Semtech Corp	2,929,559
33,908	*	Silicon Laboratories, Inc	3,408,093
4,092	*	SiTime Corp	217,490
138,115		Skyworks Solutions, Inc	20,106,782
13,342	*,e	SMART Global Holdings, Inc	372,108
40,028	*	SolarEdge Technologies, Inc	7,008,903
62,510	*,e	SunPower Corp	583,218
28,870	*	Synaptics, Inc	2,310,177
137,654		Teradyne, Inc	12,245,700
759,044		Texas Instruments, Inc	96,816,062
27,339	*	Ultra Clean Holdings	822,631
35,385		Universal Display Corp	6,172,913
28,677	*	Veeco Instruments, Inc	387,713
199,836		Xilinx, Inc	21,452,395
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,178,140,207

SOFTWARE & SERVICES - 15.0%
50,246	*	2U, Inc	2,366,335
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

80,091	*	8x8, Inc	$1,273,447
42,483	*	A10 Networks, Inc	343,263
527,813		Accenture plc	118,641,806
88,928	*	ACI Worldwide, Inc	2,382,381
397,473	*	Adobe, Inc	176,605,203
131,113	*	Akamai Technologies, Inc	14,742,346
36,762	*	Alarm.com Holdings, Inc	2,574,810
35,241		Alliance Data Systems Corp	1,563,291
33,908	*,e	Altair Engineering, Inc	1,366,492
43,134	*,e	Alteryx, Inc	7,569,586
109,464		Amdocs Ltd	6,797,714
28,684		American Software, Inc (Class A)	472,425
106,793	*	Anaplan, Inc	4,849,470
70,878	*	Ansys, Inc	22,014,707
13,620	*	Appfolio, Inc	1,896,176
26,406	*,e	Appian Corp	1,343,273
56,524	*	Aspen Technology, Inc	5,497,524
102,320	*	Atlassian Corp plc	18,074,828
180,997	*	Autodesk, Inc	42,793,121
355,277		Automatic Data Processing, Inc	47,219,866
62,955	*	Avalara, Inc	8,464,300
86,639	*	Avaya Holdings Corp	1,096,850
26,170	*	Benefitfocus, Inc	306,451
13,196	*	Bill.Com Holdings, Inc	1,228,680
118,370	*	Black Knight, Inc	8,868,280
40,981		Blackbaud, Inc	2,562,952
40,864	*	Blackline, Inc	3,633,218
112,060		Booz Allen Hamilton Holding Co	9,162,026
35,352	*	Bottomline Technologies, Inc	1,706,088
122,078	*	Box, Inc	2,191,300
15,071	*	Brightcove, Inc	159,451
93,971		Broadridge Financial Solutions, Inc	12,624,064
19,802	*	CACI International, Inc (Class A)	4,115,252
227,957	*	Cadence Design Systems, Inc	24,904,302
26,773	*	Cardtronics plc	597,841
11,387		Cass Information Systems, Inc	407,996
103,509		CDK Global, Inc	4,705,519
30,578	*	Cerence Inc	1,212,723
86,964	*	Ceridian HCM Holding, Inc	6,808,412
32,151	*	ChannelAdvisor Corp	654,916
100,975		Citrix Systems, Inc	14,415,191
166,518	*	Cloudera, Inc	1,876,658
89,345	*	Cloudflare, Inc	3,718,539
442,965		Cognizant Technology Solutions Corp (Class A)	30,263,369
30,945	*	Commvault Systems, Inc	1,364,056
139,863	*	Conduent, Inc	267,138
65,957		CoreLogic Inc	4,495,629
49,504	*	Cornerstone OnDemand, Inc	1,757,887
54,375	*	Coupa Software, Inc	16,663,219
94,465	*	Crowdstrike Holdings, Inc	10,693,438
27,869		CSG Systems International, Inc	1,174,121
124,877	*	Datadog, Inc	11,720,955
6,281	*,e	Digimarc Corp	88,311
73,270	*	Digital Turbine, Inc	1,016,988
144,451	*	DocuSign, Inc	31,321,310
20,740	*	Domo, Inc	667,413
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

200,990	*	Dropbox, Inc	$4,572,522
206,785		DXC Technology Co	3,703,519
124,385	*	Dynatrace, Inc	5,203,025
14,272	e	Ebix, Inc	314,769
17,575	*	eGain Corp	174,168
44,908	*	Elastic NV	4,319,701
37,232	*	Endurance International Group Holdings, Inc	211,105
43,306	*	Envestnet, Inc	3,516,447
43,738	*	EPAM Systems, Inc	12,687,519
40,407	*	Euronet Worldwide, Inc	3,884,729
27,770	*	Everbridge, Inc	3,965,556
49,214		EVERTEC, Inc	1,528,095
31,315	*	Evo Payments, Inc	710,537
25,393	*	ExlService Holdings, Inc	1,626,676
22,934	*	Fair Isaac Corp	10,072,383
59,661	*	Fastly, Inc	5,756,690
509,455		Fidelity National Information Services, Inc	74,538,361
179,934	*	FireEye, Inc	2,717,003
460,126	*	Fiserv, Inc	45,915,974
49,516	*	Five9, Inc	5,982,523
67,555	*	FleetCor Technologies, Inc	17,467,696
41,074	*	ForeScout Technologies, Inc	1,190,735
108,830	*	Fortinet, Inc	15,051,189
71,428	*	Gartner, Inc	8,902,786
152,956		Genpact Ltd	6,090,708
245,413		Global Payments, Inc	43,688,422
29,645	*	Globant S.A.	5,126,806
135,580	*	GoDaddy, Inc	9,528,562
50,629	*	GreenSky, Inc	285,801
27,303	*,e	GTT Communications, Inc	172,009
1,410	*,e	GTY Technology Holdings Inc	4,583
68,760	*	Guidewire Software, Inc	8,090,302
20,078		Hackett Group, Inc	276,876
33,820	*	HubSpot, Inc	7,934,510
11,379	*	I3 Verticals, Inc	275,144
16,673	*	Information Services Group, Inc	34,180
11,757	*,e	Intelligent Systems Corp	356,472
731,580		International Business Machines Corp	89,940,445
658	*	International Money Express Inc	8,870
208,298		Intuit, Inc	63,816,258
36,829	*	j2 Global, Inc	2,088,941
63,157		Jack Henry & Associates, Inc	11,260,893
110,350		KBR, Inc	2,454,184
110,553		Leidos Holdings, Inc	10,520,223
97,464	*	Limelight Networks, Inc	611,099
49,563	*,e	Liveperson, Inc	2,130,218
53,494	*	LiveRamp Holdings, Inc	2,437,722
40,491		LogMeIn, Inc	3,474,533
53,466	*	Manhattan Associates, Inc	5,121,508
24,416		Mantech International Corp (Class A)	1,698,865
729,153		Mastercard, Inc (Class A)	224,965,575
49,774		MAXIMUS, Inc	3,693,729
67,130	*	Medallia, Inc	2,062,905
6,170,294		Microsoft Corp	1,264,971,973
6,321	*	MicroStrategy, Inc (Class A)	783,298
45,975	*	Mimecast Ltd	2,157,607
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,056	*	Mitek Systems, Inc	$339,155
71,409	*	MobileIron, Inc	444,878
27,685	*	Model N, Inc	1,064,765
62,894	*,e	MoneyGram International, Inc	218,871
34,576	*	MongoDB, Inc	7,920,670
38,813	*	New Relic, Inc	2,752,230
54,609		NIC, Inc	1,197,029
456,460		NortonLifelock, Inc	9,791,067
231,678	*	Nuance Communications, Inc	6,336,393
142,866	*,e	Nutanix, Inc	3,170,197
94,203	*	Okta, Inc	20,816,979
24,026	*	OneSpan, Inc	748,170
1,629,620		Oracle Corp	90,362,429
56,036	*	Pagerduty, Inc	1,707,977
80,075	*	Palo Alto Networks, Inc	20,492,794
265,134		Paychex, Inc	19,068,437
40,392	*	Paycom Software, Inc	11,486,273
28,460	*	Paylocity Holding Corp	3,790,872
969,143	*	PayPal Holdings, Inc	190,019,868
22,339	*,e	Paysign Inc	208,646
33,828		Pegasystems, Inc	3,954,155
21,607	*	Perficient, Inc	847,210
121,011		Perspecta, Inc	2,589,635
11,664	*	Ping Identity Holding Corp	400,775
76,770	*,e	Pluralsight, Inc	1,625,221
37,398		Progress Software Corp	1,303,694
46,584	*	Proofpoint, Inc	5,388,371
31,951	*	PROS Holdings, Inc	1,042,561
85,886	*	PTC, Inc	7,348,406
38,151	*	Q2 Holdings, Inc	3,588,102
14,067		QAD, Inc (Class A)	555,787
27,779	*	Qualys, Inc	3,430,151
38,399	*	Rapid7, Inc	2,287,428
71,981	*	RealPage, Inc	4,535,523
29,912	*	Repay Holdings Corp	661,953
664	*	Rimini Street, Inc	3,513
62,262	*	RingCentral, Inc	18,072,791
24,952	*	Rosetta Stone, Inc	667,965
243,545		Sabre Corp	1,841,200
77,463	*	SailPoint Technologies Holding, Inc	2,440,085
714,881	*	salesforce.com, Inc	139,294,563
28,035	e	Sapiens International Corp NV	856,750
46,331		Science Applications International Corp	3,705,553
3,251	*,e	SecureWorks Corp	38,882
156,642	*	ServiceNow, Inc	68,797,166
4,876	*,e	ShotSpotter, Inc	112,343
307,160	*	Slack Technologies, Inc	9,076,578
90,509	*	Smartsheet, Inc	4,320,900
45,978	*	Smith Micro Software, Inc	189,889
46,212	*	SolarWinds Corp	848,452
130,268	*	Splunk, Inc	27,332,832
5,914	*,e	Sprout Social, Inc	170,855
28,633	*	SPS Commerce, Inc	2,152,343
296,202	*	Square, Inc	38,461,830
186,235		SS&C Technologies Holdings, Inc	10,708,513
552	*	StarTek, Inc	2,694
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

127,058	*	StoneCo Ltd	$6,061,937
96,883	*	SVMK, Inc	2,323,254
72,274		Switch, Inc	1,300,209
31,935	*	Sykes Enterprises, Inc	876,935
80,782	*,e	Synchronoss Technologies, Inc	266,581
124,502	*	Synopsys, Inc	24,803,288
18,045	*,e	TeleNav, Inc	93,563
49,733	*	Tenable Holdings, Inc	1,687,441
88,480	*	Teradata Corp	1,858,080
33,175	*	Trade Desk, Inc	14,972,541
19,062		TTEC Holdings, Inc	904,683
7,883	*,e	Tucows, Inc	477,000
105,235	*	Twilio, Inc	29,194,294
31,716	*	Tyler Technologies, Inc	11,330,541
41,241	*	Unisys Corp	490,355
18,511	*	Upland Software, Inc	637,149
75,675	*	Upwork, Inc	1,136,639
24,870	*	Varonis Systems, Inc	2,694,665
56,174	*	Verint Systems, Inc	2,521,651
84,708	*	VeriSign, Inc	17,930,989
18,719	*,e	Veritone, Inc	211,899
95,406	*	Verra Mobility Corp	976,003
82,104	e	VirnetX Holding Corp	424,478
23,373	*	Virtusa Corp	948,944
1,391,379		Visa, Inc (Class A)	264,918,562
64,733	*,e	VMware, Inc (Class A)	9,076,214
332,635		Western Union Co	8,076,378
35,151	*	WEX, Inc	5,566,864
140,511	*	Workday, Inc	25,421,250
30,675	*	Workiva, Inc	1,714,733
81,184		Xperi Holding Corp	1,497,033
81,289	*,e	Yext, Inc	1,367,281
93,485	*	Zendesk, Inc	8,521,158
45,176	*	Zix Corp	321,427
137,018	*	Zoom Video Communications, Inc	34,790,240
57,028	*	Zscaler, Inc	7,405,086
79,308	*	Zuora Inc	923,145
		TOTAL SOFTWARE & SERVICES	3,971,694,695

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
96,179	*,e	3D Systems Corp	633,820
29,514		Adtran, Inc	366,564
17,147	*	Agilysys, Inc	359,401
21,041	*,e	Akoustis Technologies, Inc	167,065
239,035		Amphenol Corp (Class A)	25,280,342
3,370,928		Apple, Inc	1,432,779,237
29,285	*,e	Applied Optoelectronics, Inc	416,140
48,055	*	Arista Networks, Inc	12,483,247
63,646	*	Arlo Technologies, Inc	268,586
65,332	*	Arrow Electronics, Inc	4,679,078
39,762	*	Avid Technology, Inc	327,241
74,005		Avnet, Inc	1,977,414
25,096		Badger Meter, Inc	1,571,010
6,194		Bel Fuse, Inc (Class B)	75,567
31,618		Belden CDT, Inc	999,129
29,559		Benchmark Electronics, Inc	601,821
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,266	*	CalAmp Corp	$175,456
47,615	*	Calix, Inc	976,584
34,964	*	Casa Systems, Inc	196,148
116,274		CDW Corp	13,516,852
124,928	*	Ciena Corp	7,434,465
3,505,269		Cisco Systems, Inc	165,098,170
4,869	*	Clearfield, Inc	90,758
138,128		Cognex Corp	9,236,619
19,568	*	Coherent, Inc	2,716,625
152,281	*	CommScope Holding Co, Inc	1,413,168
14,199		Comtech Telecommunications Corp	233,148
614,454		Corning, Inc	19,048,074
25,341		CTS Corp	503,272
21,059	e	Daktronics, Inc	87,816
331	*	DASAN Zhone Solutions, Inc	3,346
124,130	*	Dell Technologies, Inc	7,426,698
62,565	*,e	Diebold, Inc	436,078
11,088	*	Digi International, Inc	134,387
51,936		Dolby Laboratories, Inc (Class A)	3,614,746
38,200	*	EchoStar Corp (Class A)	1,042,860
9,577	*	ePlus, Inc	713,870
79,396	*	Extreme Networks, Inc	361,252
49,651	*	F5 Networks, Inc	6,747,571
30,238	*	Fabrinet	2,196,186
13,293	*	FARO Technologies, Inc	795,320
193,455	*	Fitbit, Inc	1,265,196
110,379		FLIR Systems, Inc	4,598,389
49,853	*	Harmonic, Inc	278,180
1,056,691		Hewlett Packard Enterprise Co	10,429,540
1,172,851		HP, Inc	20,618,721
79,729	*,e	II-VI, Inc	4,043,855
20,490	*	Immersion Corp	138,307
127,246	*,e	Infinera Corp	1,003,971
55,612	*,e	Inseego Corp	749,650
28,024	*	Insight Enterprises, Inc	1,396,716
28,329	*	Intellicheck, Inc	207,368
28,277		InterDigital, Inc	1,697,186
29,531	*	IPG Photonics Corp	5,286,344
15,183	*	Iteris, Inc	70,449
32,767	*	Itron, Inc	2,279,272
121,458		Jabil Inc	4,234,026
255,538		Juniper Networks, Inc	6,485,554
153,820	*	Keysight Technologies, Inc	15,365,080
15,246	*	Kimball Electronics, Inc	202,467
65,142	*	Knowles Corp	994,067
6,399	*	KVH Industries, Inc	51,960
18,872		Littelfuse, Inc	3,352,611
62,500	*	Lumentum Holdings, Inc	5,801,875
30,523		Methode Electronics, Inc	860,749
139,243		Motorola Solutions, Inc	19,466,171
10,447		MTS Systems Corp	193,792
9,718	*,e	Napco Security Technologies, Inc	256,361
105,726		National Instruments Corp	3,753,273
95,571	*	NCR Corp	1,761,373
181,382		NetApp, Inc	8,035,223
25,270	*	Netgear, Inc	777,052
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

56,407	*	Netscout Systems, Inc	$1,436,122
26,072	*,e	nLight, Inc	604,088
28,696	*	Novanta, Inc	2,975,201
15,982	*	OSI Systems, Inc	1,134,083
48,376	*,e	PAE, Inc	381,203
8,896	*,e	PAR Technology Corp	273,641
9,359		PC Connection, Inc	408,988
28,777		PC-Tel, Inc	188,489
26,778	e	Plantronics, Inc	535,292
23,230	*	Plexus Corp	1,725,757
198,278	*	Pure Storage, Inc	3,541,245
39,063	*,e	Research Frontiers, Inc	132,033
78,125	*,e	Resonant, Inc	215,625
59,820	*	Ribbon Communications, Inc	263,208
15,628	*	Rogers Corp	1,862,701
56,690	*	Sanmina Corp	1,682,559
15,742	*	Scansource, Inc	361,279
36,102	*	Super Micro Computer, Inc	1,094,071
34,894		Synnex Corp	4,352,678
204,327	*	Trimble Inc	9,094,595
79,225	*	TTM Technologies, Inc	975,260
7,765		Ubiquiti, Inc	1,438,854
45,638	*	Viasat, Inc	1,732,418
187,577	*	Viavi Solutions, Inc	2,594,190
99,472		Vishay Intertechnology, Inc	1,560,716
6,887	*	Vishay Precision Group, Inc	175,274
248,039		Western Digital Corp	10,690,481
16,625	*,e	Wrap Technologies Inc	162,925
154,271		Xerox Holdings Corp	2,568,612
43,757	*	Zebra Technologies Corp (Class A)	12,284,778
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,919,286,275

TELECOMMUNICATION SERVICES - 1.7%
13,498	*	Anterix, Inc	588,243
5,848,593		AT&T, Inc	173,001,381
6,018		ATN International, Inc	346,817
15,645	*	Bandwidth Inc	2,265,083
49,245	*	Boingo Wireless, Inc	711,590
886,819		CenturyLink, Inc	8,557,803
41,046	*	Cincinnati Bell, Inc	616,100
34,344		Cogent Communications Group, Inc	3,094,738
73,022	*	Consolidated Communications Holdings, Inc	533,061
82,443	*	GCI Liberty, Inc	6,462,707
82,241	*,e	Gogo, Inc	239,321
13,290	*	IDT Corp (Class B)	86,518
95,669	*	Iridium Communications, Inc	2,620,374
27,994	*	Liberty Latin America Ltd (Class A)	287,778
92,743	*	Liberty Latin America Ltd (Class C)	948,761
23,568	*	Ooma, Inc	356,820
53,238	*	ORBCOMM, Inc	224,132
39,773		Shenandoah Telecom Co	1,999,389
14,564		Spok Holdings, Inc	145,931
75,699		Telephone & Data Systems, Inc	1,470,075
452,451	*	T-Mobile US, Inc	48,584,188
9,109	*	US Cellular Corp	270,264
3,422,876		Verizon Communications, Inc	196,746,913
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

202,852	*	Vonage Holdings Corp	$2,424,081
		TOTAL TELECOMMUNICATION SERVICES	452,582,068

TRANSPORTATION - 1.8%
46,311	*	Air Transport Services Group, Inc	1,128,599
101,172		Alaska Air Group, Inc	3,484,364
11,971		Allegiant Travel Co	1,341,111
7,327		Amerco, Inc	2,328,008
362,159	e	American Airlines Group, Inc	4,027,208
20,553		ArcBest Corp	624,606
22,934	*	Atlas Air Worldwide Holdings, Inc	1,194,403
45,466	*,e	Avis Budget Group, Inc	1,177,569
106,557		CH Robinson Worldwide, Inc	9,986,522
27,002		Copa Holdings S.A. (Class A)	1,118,963
51,434		Costamare, Inc	234,025
15,864	*	Covenant Transportation Group, Inc	267,308
629,524		CSX Corp	44,910,242
15,688	*,e	Daseke, Inc	65,419
522,464		Delta Air Lines, Inc	13,045,926
53,863	*,e	Eagle Bulk Shipping, Inc	130,887
16,250	*	Echo Global Logistics, Inc	407,306
136,860		Expeditors International of Washington, Inc	11,566,039
199,493		FedEx Corp	33,594,621
19,472		Forward Air Corp	1,012,349
19,866		Genco Shipping & Trading Ltd	134,890
46,426	e	Hawaiian Holdings, Inc	552,005
39,523		Heartland Express, Inc	801,724
26,309	*	Hub Group, Inc (Class A)	1,391,746
68,490		JB Hunt Transport Services, Inc	8,862,606
232,690	*	JetBlue Airways Corp	2,406,015
77,693		Kansas City Southern	13,351,542
46,856	*	Kirby Corp	2,166,622
101,088		Knight-Swift Transportation Holdings, Inc	4,396,317
31,022		Landstar System, Inc	3,777,859
195,306	*,e	Lyft, Inc (Class A)	5,708,794
58,428		Macquarie Infrastructure Co LLC	1,750,503
33,089		Marten Transport Ltd	880,829
40,331		Matson, Inc	1,468,855
42,587	*	Mesa Air Group, Inc	132,020
211,150		Norfolk Southern Corp	40,585,142
80,165		Old Dominion Freight Line	14,655,765
62	*	PAM Transportation Services, Inc	1,740
5,098		Park-Ohio Holdings Corp	73,513
27,435	*	Radiant Logistics, Inc	116,599
43,670		Ryder System, Inc	1,599,632
35,633	*	Safe Bulkers, Inc	47,392
21,514	*	Saia, Inc	2,569,847
46,162		Schneider National, Inc	1,160,051
6,920		Scorpio Bulkers, Inc	101,447
44,269		Skywest, Inc	1,164,717
482,989		Southwest Airlines Co	14,919,530
70,126	*,e	Spirit Airlines, Inc	1,108,692
1,118,733	*	Uber Technologies, Inc	33,852,861
560,769		Union Pacific Corp	97,209,306
237,843	*	United Airlines Holdings Inc	7,463,513
581,050		United Parcel Service, Inc (Class B)	82,950,698
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,758		Universal Logistics Holdings Inc	$50,665
11,478	*	US Xpress Enterprises, Inc	105,139
49,440		Werner Enterprises, Inc	2,174,618
74,399	*	XPO Logistics, Inc	5,581,413
		TOTAL TRANSPORTATION	486,920,082

UTILITIES - 3.0%
547,791		AES Corp	8,342,857
45,208		Allete, Inc	2,680,834
204,839		Alliant Energy Corp	11,030,580
202,735		Ameren Corp	16,267,456
407,297		American Electric Power Co, Inc	35,385,963
31,250		American States Water Co	2,402,500
149,615		American Water Works Co, Inc	22,033,801
4,446		Artesian Resources Corp	155,966
82,099	*,e	Atlantic Power Corp	160,914
97,721		Atmos Energy Corp	10,357,449
47,153		Avangrid, Inc	2,347,748
54,420		Avista Corp	2,020,615
50,220		Black Hills Corp	2,905,729
26,623	e	Brookfield Infrastructure Corp	1,215,074
31,868	*,e	Cadiz, Inc	338,438
40,616		California Water Service Group	1,903,672
417,742		Centerpoint Energy, Inc	7,941,275
15,569		Chesapeake Utilities Corp	1,315,425
28,813		Clearway Energy, Inc (Class A)	660,106
66,571		Clearway Energy, Inc (Class C)	1,633,652
229,545		CMS Energy Corp	14,732,198
272,244		Consolidated Edison, Inc	20,916,507
6,419		Consolidated Water Co, Inc	78,761
691,220		Dominion Energy, Inc	56,009,557
156,911		DTE Energy Co	18,143,619
604,702		Duke Energy Corp	51,242,447
293,090		Edison International	16,316,320
162,938		Entergy Corp	17,129,672
321,069		Equitable Holdings, Inc	6,569,072
183,357		Essential Utilities Inc	8,315,240
187,840		Evergy, Inc	12,177,667
276,341		Eversource Energy	24,890,034
799,838		Exelon Corp	30,881,745
439,308		FirstEnergy Corp	12,739,932
28,916		Genie Energy Ltd	235,087
6,030		Global Water Resources, Inc	62,652
89,595		Hawaiian Electric Industries, Inc	3,248,715
41,237		Idacorp, Inc	3,845,350
166,349		MDU Resources Group, Inc	3,490,002
28,945		MGE Energy, Inc	1,919,922
13,966		Middlesex Water Co	894,662
68,253		National Fuel Gas Co	2,769,024
75,511		New Jersey Resources Corp	2,345,372
403,980		NextEra Energy, Inc	113,397,186
313,697		NiSource, Inc	7,669,892
25,330		Northwest Natural Holding Co	1,354,902
39,976		NorthWestern Corp	2,249,050
204,114		NRG Energy, Inc	6,901,094
167,019		OGE Energy Corp	5,494,925
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,999		ONE Gas, Inc	$3,255,024
34,983		Ormat Technologies, Inc	2,081,488
33,032		Otter Tail Corp	1,263,474
783,836	*,b	PG&E Corp	7,328,867
92,675		Pinnacle West Capital Corp	7,699,439
62,565		PNM Resources, Inc	2,642,120
76,172		Portland General Electric Co	3,361,470
629,966		PPL Corp	16,769,695
415,361		Public Service Enterprise Group, Inc	23,235,294
9,378	*	Pure Cycle Corp	84,683
3,907		RGC Resources, Inc	90,642
241,772		Sempra Energy	30,090,943
21,289		SJW Corp	1,329,711
72,043		South Jersey Industries, Inc	1,680,763
867,672		Southern Co	47,383,568
44,686		Southwest Gas Holdings Inc	3,111,933
7,602		Spark Energy, Inc	57,395
41,075		Spire, Inc	2,532,685
27,281	*	Sunnova Energy International, Inc	682,298
71,654	†	TerraForm Power, Inc	1,386,505
170,862		UGI Corp	5,696,539
12,521		Unitil Corp	540,281
399,625		Vistra Energy Corp	7,457,003
258,607		WEC Energy Group, Inc	24,634,903
435,116		Xcel Energy, Inc	30,040,409
15,191		York Water Co	703,495
		TOTAL UTILITIES	802,261,287

		TOTAL COMMON STOCKS	26,526,817,322
		(Cost $16,034,015,199)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
83,191		Occidental Petroleum Corp	465,867
		TOTAL ENERGY	465,867

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
204		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
21,703	†	Elanco Animal Health, Inc CVR	1,235
1,988	†	Omthera Pharmaceuticals, Inc	1,193
4,598	†	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,704

		TOTAL RIGHTS / WARRANTS	468,571
		(Cost $822)
187

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENT - 0.0%
$11,310,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	$11,310,000
		TOTAL REPURCHASE AGREEMENT			11,310,000

TREASURY DEBT - 0.1%
27,130,000		United States Treasury Bill	0.116	09/03/20	27,127,839
		TOTAL TREASURY DEBT			27,127,839

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
178,572,801	c	State Street Navigator Securities Lending Government Money Market Portfolio			178,572,801
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			178,572,801

		TOTAL SHORT-TERM INVESTMENTS			217,010,640
		(Cost $217,009,916)

		TOTAL INVESTMENTS - 100.7%			26,744,296,533
		(Cost $16,251,025,937)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(193,679,580)
		NET ASSETS - 100.0%			$26,550,616,953

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $202,429,738.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $1,584,315 or 0.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $11,310,000 on 8/1/20, collateralized by U.S. Treasury Notes valued at $11,536,279.

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	5	09/18/20	$373,257	$369,450	$(3,807)
S&P 500 E Mini Index	35	09/18/20	5,669,025	5,711,125	42,100
S&P Mid-Cap 400 E Mini Index	1	09/18/20	187,392	186,050	(1,342)
Total	41		$6,229,674	$6,266,625	$36,951
188

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.3%
82,744	*	Tesla, Inc	$118,386,805
		TOTAL AUTOMOBILES & COMPONENTS	118,386,805

BANKS - 0.0%
3,780	*,e	LendingTree, Inc	1,308,976
		TOTAL BANKS	1,308,976

CAPITAL GOODS - 2.3%
207,747		3M Co	31,259,691
33,589		Allegion plc	3,340,762
41,403		Allison Transmission Holdings, Inc	1,546,816
10,037		Armstrong World Industries, Inc	715,036
34,151	*	Axon Enterprise, Inc	2,838,973
34,052		BWX Technologies, Inc	1,856,515
177,145		Carrier Global Corp	4,825,430
7,438		Donaldson Co, Inc	359,553
259,134		Fastenal Co	12,189,663
31,650	*	Generac Holdings, Inc	4,987,407
44,803		Graco, Inc	2,385,312
20,101		HEICO Corp	1,932,108
34,623		HEICO Corp (Class A)	2,650,391
2,146		Huntington Ingalls	372,782
78,650		Illinois Tool Works, Inc	14,549,464
13,801		Lincoln Electric Holdings, Inc	1,247,472
138,638		Lockheed Martin Corp	52,539,643
25,212	*	Mercury Systems, Inc	1,952,165
25,669		Nordson Corp	4,970,288
80,284		Northrop Grumman Corp	26,093,103
15,386		Quanta Services, Inc	614,978
32,007		Rockwell Automation, Inc	6,982,007
7,970		Roper Technologies Inc	3,446,627
53,183		Toro Co	3,794,607
6,590		TransDigm Group, Inc	2,844,112
32,034	*	Trex Co, Inc	4,463,297
113,154	*	Vertiv Holdings Co	1,640,733
29,367	*,e	Virgin Galactic Holdings, Inc	659,289
18,242		W.W. Grainger, Inc	6,230,190
		TOTAL CAPITAL GOODS	203,288,414

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
44,020		Cintas Corp	13,288,317
114,058	*	Copart, Inc	10,635,909
21,418	*	CoStar Group, Inc	18,200,160
50,350		Equifax, Inc	8,184,896
18,171	*	IAA, Inc	787,713
189

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

121,962		IHS Markit Ltd	$9,845,992
4,553		MSA Safety, Inc	539,667
71,813		Rollins, Inc	3,763,001
97,073		TransUnion	8,694,829
88,349		Verisk Analytics, Inc	16,672,340
30,989		Waste Management, Inc	3,396,394
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	94,009,218

CONSUMER DURABLES & APPAREL - 1.0%
63,702	*	Lululemon Athletica, Inc	20,740,734
109,108	*	Mattel, Inc	1,212,190
677,524		Nike, Inc (Class B)	66,133,118
166	*	NVR, Inc	652,405
13,494	*	Peloton Interactive, Inc	920,561
3,373		Polaris Inc	349,544
18,434	*	Tempur Sealy International, Inc	1,492,232
10,668		VF Corp	643,920
		TOTAL CONSUMER DURABLES & APPAREL	92,144,704

CONSUMER SERVICES - 1.0%
22,743	*	Bright Horizons Family Solutions	2,438,959
68,722	*	Chegg, Inc	5,564,420
15,615	*	Chipotle Mexican Grill, Inc (Class A)	18,037,823
21,851		Domino’s Pizza, Inc	8,447,815
38,115		Dunkin Brands Group, Inc	2,619,644
8,177	*	frontdoor, Inc	343,393
69,917		H&R Block, Inc	1,013,797
79,317		Las Vegas Sands Corp	3,461,394
60,148		McDonald’s Corp	11,685,553
24,194	*	Planet Fitness, Inc	1,262,927
377,822		Starbucks Corp	28,914,718
1,821		Vail Resorts, Inc	349,687
96,910		Wendy’s	2,246,374
12,435		Wynn Resorts Ltd	900,667
14,122		Yum China Holdings, Inc	723,611
12,854		Yum! Brands, Inc	1,170,357
		TOTAL CONSUMER SERVICES	89,181,139

DIVERSIFIED FINANCIALS - 1.4%
48,014		Apollo Global Management, Inc	2,357,487
55,634		Ares Management Corp	2,222,022
6,182	e	Carlyle Group, Inc	176,002
13,265		CBOE Global Markets, Inc	1,163,341
379	*,e	Credit Acceptance Corp	177,349
20,791		Factset Research Systems, Inc	7,199,923
106,292		Intercontinental Exchange Group, Inc	10,286,940
57,391		iShares Russell 1000 Growth Index Fund	11,873,050
3,545		LPL Financial Holdings, Inc	280,126
20,542		MarketAxess Holdings, Inc	10,614,051
91,027		Moody’s Corp	25,605,895
9,623		Morningstar, Inc	1,617,049
46,476		MSCI, Inc (Class A)	17,474,047
79,501		S&P Global, Inc	27,845,225
9,668		SLM Corp	65,452
32,154		T Rowe Price Group, Inc	4,440,467
39,596		Tradeweb Markets, Inc	2,140,956
190

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,745		Virtu Financial, Inc	$787,276
		TOTAL DIVERSIFIED FINANCIALS	126,326,658

ENERGY - 0.1%
131,404	*	Cheniere Energy, Inc	6,501,870
10,077	e	Equitrans Midstream Corp	97,243
		TOTAL ENERGY	6,599,113

FOOD & STAPLES RETAILING - 1.0%
218,042		Costco Wholesale Corp	70,979,212
21,040	*	Grocery Outlet Holding Corp	925,550
56,258	*	Sprouts Farmers Market, Inc	1,484,086
193,998		SYSCO Corp	10,252,794
		TOTAL FOOD & STAPLES RETAILING	83,641,642

FOOD, BEVERAGE & TOBACCO - 2.4%
454,116		Altria Group, Inc	18,686,873
21,509	*	Beyond Meat, Inc	2,707,983
4,920	*	Boston Beer Co, Inc (Class A)	3,987,365
19,876		Brown-Forman Corp (Class A)	1,256,958
85,848		Brown-Forman Corp (Class B)	5,952,700
46,029		Campbell Soup Co	2,281,658
1,271,117		Coca-Cola Co	60,047,567
63,138		Hershey Co	9,180,897
48,717		Kellogg Co	3,360,986
18,357		Lamb Weston Holdings, Inc	1,102,889
39,125		McCormick & Co, Inc	7,625,462
205,473	*	Monster Beverage Corp	16,125,521
569,676		PepsiCo, Inc	78,421,598
9,133	*	Pilgrim’s Pride Corp	140,192
		TOTAL FOOD, BEVERAGE & TOBACCO	210,878,649

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
370,986		Abbott Laboratories	37,336,031
24,753	*	Abiomed, Inc	7,424,415
43,639	*	Align Technology, Inc	12,822,011
17,936	*	Amedisys, Inc	4,199,894
39,711		AmerisourceBergen Corp	3,978,645
36,416		Anthem, Inc	9,970,701
119,935		Baxter International, Inc	10,359,985
163,561		Cardinal Health, Inc	8,933,702
94,808	*	Centene Corp	6,186,222
167,648		Cerner Corp	11,643,154
91,843	*	Change Healthcare, Inc	1,070,889
8,592		Chemed Corp	4,228,896
55,209		Cigna Corp	9,534,042
3,375		Cooper Cos, Inc	954,889
7,852	*	DaVita, Inc	686,186
51,520	*	DexCom, Inc	22,439,021
345,201	*	Edwards Lifesciences Corp	27,067,210
23,540		Encompass Health Corp	1,602,603
40,983	*	Guardant Health, Inc	3,490,932
26,390	*	Haemonetics Corp	2,313,347
76,558		HCA Healthcare, Inc	9,695,305
4,369		Hill-Rom Holdings, Inc	424,754
101,637	*	Hologic, Inc	7,092,230
191

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,193		Humana, Inc	$11,064,343
2,496	*	ICU Medical, Inc	458,590
46,910	*	IDEXX Laboratories, Inc	18,658,452
35,288	*	Insulet Corp	7,176,168
64,747	*	Intuitive Surgical, Inc	44,380,184
2,641	*	Laboratory Corp of America Holdings	509,502
29,297	*,e	Livongo Health, Inc	3,728,043
26,897	*	Masimo Corp	5,920,568
67,549		McKesson Corp	10,143,158
22,008	*	Molina Healthcare, Inc	4,064,878
54,773	*	Novocure Ltd	4,151,246
17,648	*	Penumbra, Inc	3,916,268
29,712	*	PPD, Inc	872,641
20,665	*	Quidel Corp	5,837,243
80,359		Resmed, Inc	16,273,501
2,357		STERIS plc	376,248
63,181		Stryker Corp	12,212,887
28,592	*	Tandem Diabetes Care, Inc	2,986,720
37,430	*	Teladoc, Inc	8,894,491
16,590		Teleflex, Inc	6,189,729
439,257		UnitedHealth Group, Inc	132,998,234
6,512	*	Varian Medical Systems, Inc	929,393
74,481	*	Veeva Systems, Inc	19,705,438
41,146		West Pharmaceutical Services, Inc	11,062,925
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	535,965,914

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
137,045		Church & Dwight Co, Inc	13,201,545
49,357		Clorox Co	11,673,424
27,864		Energizer Holdings, Inc	1,396,822
110,664		Estee Lauder Cos (Class A)	21,860,567
7,234	*	Herbalife Nutrition Ltd	370,670
609,726		Procter & Gamble Co	79,947,273
6,752		Reynolds Consumer Products Inc	229,973
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	128,680,274

INSURANCE - 0.8%
742		Alleghany Corp	387,562
128,724		Aon plc	26,416,739
4,050		Axis Capital Holdings Ltd	162,486
5,743		Brown & Brown, Inc	261,134
7,326	e	Erie Indemnity Co (Class A)	1,539,339
10,304		Lincoln National Corp	384,030
220,332		Marsh & McLennan Cos, Inc	25,690,711
14,739		Primerica, Inc	1,763,669
94,684		Progressive Corp	8,553,753
8,072		RenaissanceRe Holdings Ltd	1,456,027
		TOTAL INSURANCE	66,615,450

MATERIALS - 0.8%
15,662		Air Products & Chemicals, Inc	4,489,199
136,718		Amcor plc	1,408,195
19,490		Avery Dennison Corp	2,208,997
167,331		Ball Corp	12,320,582
24,533	*	Berry Global Group, Inc	1,226,405
7,624	*	Crown Holdings, Inc	545,726
192

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,198		Ecolab, Inc	$5,275,282
14,451		FMC Corp	1,532,529
34,320		Graphic Packaging Holding Co	478,421
2,969		NewMarket Corp	1,112,811
26,636		Royal Gold, Inc	3,727,175
60,695		RPM International, Inc	4,952,105
19,999		Scotts Miracle-Gro Co (Class A)	3,171,241
46,123		Sherwin-Williams Co	29,884,014
11,464		WR Grace and Co	528,834
		TOTAL MATERIALS	72,861,516

MEDIA & ENTERTAINMENT - 11.2%
167,640		Activision Blizzard, Inc	13,852,093
130,315	*	Alphabet, Inc (Class A)	193,902,204
128,654	*	Alphabet, Inc (Class C)	190,788,736
183,577	*	Altice USA, Inc	4,954,743
2,829		Cable One, Inc	5,156,022
75,551	*	Charter Communications, Inc	43,819,580
21,803	*	Electronic Arts, Inc	3,087,741
1,343,516	*	Facebook, Inc	340,809,704
41,786	*	IAC	5,533,302
5,536	*	Liberty SiriusXM Group (Class A)	192,598
11,471	*	Liberty SiriusXM Group (Class C)	401,370
80,561	*	Live Nation, Inc	3,771,061
122,390	*	Match Group, Inc (NASDAQ)	12,569,453
237,964	*	Netflix, Inc	116,335,840
15,619		Nexstar Media Group Inc	1,369,005
185,508	*	Pinterest, Inc	6,361,069
56,989	*	Roku, Inc	8,827,026
403,468		Sirius XM Holdings, Inc	2,372,392
73,087	*	Spotify Technology S.A.	18,843,290
58,349	*	Take-Two Interactive Software, Inc	9,570,403
26,064	e	World Wrestling Entertainment, Inc (Class A)	1,214,843
3,600	*	Zillow Group, Inc (Class A)	245,124
8,468	*	Zillow Group, Inc (Class C)	579,127
404,226	*	Zynga, Inc	3,973,542
		TOTAL MEDIA & ENTERTAINMENT	988,530,268

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
30,890	*	10X Genomics, Inc	3,038,649
924,649		AbbVie, Inc	87,758,437
62,080	*	Acadia Pharmaceuticals, Inc	2,580,666
24,511	*	Acceleron Pharma, Inc	2,430,756
40,385	*	Adaptive Biotechnologies Corp	1,507,168
14,791		Agilent Technologies, Inc	1,424,817
3,090	*	Agios Pharmaceuticals, Inc	140,039
18,598	*	Alexion Pharmaceuticals, Inc	1,906,109
63,585	*	Alnylam Pharmaceuticals, Inc	9,268,150
329,310		Amgen, Inc	80,572,278
233,802	*	Avantor, Inc	5,162,348
27,585	*	Biogen, Inc	7,577,324
91,435	*	BioMarin Pharmaceutical, Inc	10,954,827
19,898		Bio-Techne Corp	5,475,134
16,450	*	Bluebird Bio, Inc	998,515
460,318		Bristol-Myers Squibb Co	27,002,254
24,953		Bruker BioSciences Corp	1,113,403
193

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,350	*	Charles River Laboratories International, Inc	$4,646,416
471,465		Eli Lilly & Co	70,856,475
72,269	*	Exact Sciences Corp	6,847,488
59,183	*	Exelixis, Inc	1,366,535
33,251	*	Global Blood Therapeutics, Inc	2,243,777
94,821	*	Horizon Therapeutics Plc	5,802,097
82,093	*	Illumina, Inc	31,372,661
114,478	*	Immunomedics, Inc	4,834,406
100,053	*	Incyte Corp	9,881,234
36,399	*	Ionis Pharmaceuticals, Inc	2,095,126
76,812	*	Iovance Biotherapeutics, Inc	2,232,925
40,938	*	IQVIA Holdings, Inc	6,484,170
197,239		Johnson & Johnson	28,749,557
1,235,168		Merck & Co, Inc	99,109,880
12,470	*	Mettler-Toledo International, Inc	11,659,450
150,832	*	Moderna, Inc	11,176,651
51,377	*	Neurocrine Biosciences, Inc	6,183,736
11,762		PerkinElmer, Inc	1,398,619
30,022	*	PRA Health Sciences, Inc	3,199,144
11,415	*	Reata Pharmaceuticals, Inc	1,685,996
54,146	*	Regeneron Pharmaceuticals, Inc	34,224,062
29,626	*	Repligen Corp	4,470,860
2,165	*	Sage Therapeutics, Inc	98,659
41,639	*	Sarepta Therapeutics, Inc	6,392,419
67,911	*	Seattle Genetics, Inc	11,291,562
3,754	*	Syneos Health, Inc	234,212
129,693		Thermo Fisher Scientific, Inc	53,686,417
145,450	*	Vertex Pharmaceuticals, Inc	39,562,400
2,581	*	Waters Corp	550,140
239,973		Zoetis, Inc	36,399,105
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	747,647,053

REAL ESTATE - 2.0%
246,874		American Tower Corp	64,530,395
11,277		Americold Realty Trust	455,027
23,018		Brookfield Property REIT, Inc	267,239
14,785		Coresite Realty	1,908,004
217,079		Crown Castle International Corp	36,187,069
49,114		Equinix, Inc	38,578,065
40,537		Equity Lifestyle Properties, Inc	2,769,488
50,414		Extra Space Storage, Inc	5,209,783
94,996		Iron Mountain, Inc	2,677,937
54,731		Public Storage, Inc	10,939,632
8,479		SBA Communications Corp	2,641,548
133,013		Simon Property Group, Inc	8,293,360
		TOTAL REAL ESTATE	174,457,547

RETAILING - 12.7%
237,249	*	Amazon.com, Inc	750,817,165
7,722	*	AutoZone, Inc	9,323,697
22,776		Best Buy Co, Inc	2,268,262
22,883	*	Booking Holdings, Inc	38,034,521
32,426	*	Burlington Stores, Inc	6,096,088
6,942	*	CarMax, Inc	673,166
30,246	*	Carvana Co	4,686,618
140,614		Dollar General Corp	26,772,906
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

63,031	*	Dollar Tree, Inc	$5,883,944
341,732		eBay, Inc	18,890,945
66,111	*	Etsy, Inc	7,826,220
8,616		Expedia Group Inc	697,982
30,032	*	Five Below, Inc	3,270,785
46,102	*	Floor & Decor Holdings, Inc	3,038,122
5,005	*	GrubHub, Inc	361,561
300,537		Home Depot, Inc	79,789,568
423,591		Lowe’s Companies, Inc	63,076,936
25,506	*,e	Ollie’s Bargain Outlet Holdings, Inc	2,680,681
41,137	*	O’Reilly Automotive, Inc	19,637,981
21,083		Pool Corp	6,676,986
158,000		Ross Stores, Inc	14,167,860
545,173		TJX Companies, Inc	28,343,544
64,828		Tractor Supply Co	9,253,549
27,461	*	Ulta Beauty, Inc	5,299,698
33,627	*,e	Wayfair, Inc	8,947,808
7,098		Williams-Sonoma, Inc	618,378
		TOTAL RETAILING	1,117,134,971

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
606,595	*	Advanced Micro Devices, Inc	46,968,651
25,131		Analog Devices, Inc	2,886,295
512,592		Applied Materials, Inc	32,975,043
207,258		Broadcom, Inc	65,648,972
55,331	*	Enphase Energy, Inc	3,339,779
67,218		Entegris, Inc	4,833,646
25,141	*	Inphi Corp	3,284,923
87,088		KLA Corp	17,402,795
81,381		Lam Research Corp	30,693,658
49,485		Maxim Integrated Products, Inc	3,369,434
98,758		Microchip Technology, Inc	10,046,651
23,338		MKS Instruments, Inc	2,974,195
24,282		Monolithic Power Systems, Inc	6,434,973
330,372		NVIDIA Corp	140,272,648
629,527		QUALCOMM, Inc	66,484,346
27,064	*	SolarEdge Technologies, Inc	4,738,906
92,497		Teradyne, Inc	8,228,533
254,712		Texas Instruments, Inc	32,488,516
24,366		Universal Display Corp	4,250,649
136,694		Xilinx, Inc	14,674,101
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	501,996,714

SOFTWARE & SERVICES - 26.3%
11,151	*	2U, Inc	525,156
356,743		Accenture plc	80,188,692
269,110	*	Adobe, Inc	119,570,955
73,092	*	Akamai Technologies, Inc	8,218,464
29,272	*,e	Alteryx, Inc	5,136,943
73,997	*	Anaplan, Inc	3,360,204
47,658	*	Ansys, Inc	14,802,575
33,423	*	Aspen Technology, Inc	3,250,721
69,912	*	Atlassian Corp plc	12,349,955
81,436	*	Autodesk, Inc	19,253,913
207,057		Automatic Data Processing, Inc	27,519,946
42,916	*	Avalara, Inc	5,770,056
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,137	*	Bill.Com Holdings, Inc	$850,746
80,631	*	Black Knight, Inc	6,040,875
76,605		Booz Allen Hamilton Holding Co	6,263,225
64,125		Broadridge Financial Solutions, Inc	8,614,553
2,270	*	CACI International, Inc (Class A)	471,751
153,548	*	Cadence Design Systems, Inc	16,775,119
8,662		CDK Global, Inc	393,775
42,363	*	Ceridian HCM Holding, Inc	3,316,599
18,389		Citrix Systems, Inc	2,625,214
59,302	*	Cloudflare, Inc	2,468,149
21,477		Cognizant Technology Solutions Corp (Class A)	1,467,309
2,182		CoreLogic Inc	148,725
37,027	*	Coupa Software, Inc	11,346,924
46,602	*	Crowdstrike Holdings, Inc	5,275,346
84,311	*	Datadog, Inc	7,913,430
98,834	*	DocuSign, Inc	21,430,176
139,286	*	Dropbox, Inc	3,168,757
83,881	*	Dynatrace, Inc	3,508,742
31,030	*	Elastic NV	2,984,776
29,779	*	EPAM Systems, Inc	8,638,292
19,477	*	Everbridge, Inc	2,781,316
15,643	*	Fair Isaac Corp	6,870,249
40,165	*	Fastly, Inc	3,875,521
28,280	*	FireEye, Inc	427,028
92,203	*	Fiserv, Inc	9,200,937
34,994	*	Five9, Inc	4,227,975
46,368	*	FleetCor Technologies, Inc	11,989,374
74,765	*	Fortinet, Inc	10,340,000
49,145	*	Gartner, Inc	6,125,433
41,465		Genpact Ltd	1,651,136
20,514	*	Globant S.A.	3,547,691
92,579	*	GoDaddy, Inc	6,506,452
8,974	*	Guidewire Software, Inc	1,055,881
23,500	*	HubSpot, Inc	5,513,335
140,956		Intuit, Inc	43,184,690
32,952		Jack Henry & Associates, Inc	5,875,342
7,407		Leidos Holdings, Inc	704,850
2,212		LogMeIn, Inc	189,812
31,687	*	Manhattan Associates, Inc	3,035,298
493,806		Mastercard, Inc (Class A)	152,353,965
46,507	*	Medallia, Inc	1,429,160
4,190,057		Microsoft Corp	859,003,586
23,277	*	MongoDB, Inc	5,332,295
26,044	*	New Relic, Inc	1,846,780
311,491		NortonLifelock, Inc	6,681,482
101,139	*	Nutanix, Inc	2,244,274
64,332	*	Okta, Inc	14,216,085
971,880		Oracle Corp	53,890,746
38,858	*	Pagerduty, Inc	1,184,392
54,648	*	Palo Alto Networks, Inc	13,985,516
144,011		Paychex, Inc	10,357,271
27,660	*	Paycom Software, Inc	7,865,674
19,616	*	Paylocity Holding Corp	2,612,851
656,966	*	PayPal Holdings, Inc	128,811,324
18,244		Pegasystems, Inc	2,132,541
53,227	*	Pluralsight, Inc	1,126,816
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

32,144	*	Proofpoint, Inc	$3,718,096
57,969	*	PTC, Inc	4,959,828
43,583	*	RealPage, Inc	2,746,165
42,844	*	RingCentral, Inc	12,436,328
448,895	*	salesforce.com, Inc	87,467,191
4,184		Science Applications International Corp	334,636
106,160	*	ServiceNow, Inc	46,625,472
209,675	*	Slack Technologies, Inc	6,195,896
62,712	*	Smartsheet, Inc	2,993,871
88,681	*	Splunk, Inc	18,607,047
201,827	*	Square, Inc	26,207,236
26,636		SS&C Technologies Holdings, Inc	1,531,570
85,580	*	StoneCo Ltd	4,083,022
50,114		Switch, Inc	901,551
77,263	*	Synopsys, Inc	15,392,335
44,769	*	Teradata Corp	940,149
22,689	*	Trade Desk, Inc	10,239,999
59,700	*	Twilio, Inc	16,561,974
21,963	*	Tyler Technologies, Inc	7,846,282
33,963	*	VeriSign, Inc	7,189,288
945,019		Visa, Inc (Class A)	179,931,618
44,195	*,e	VMware, Inc (Class A)	6,196,581
45,702		Western Union Co	1,109,645
2,082	*	WEX, Inc	329,726
96,282	*	Workday, Inc	17,419,339
64,189	*	Zendesk, Inc	5,850,827
93,449	*	Zoom Video Communications, Inc	23,727,636
39,045	*	Zscaler, Inc	5,069,993
		TOTAL SOFTWARE & SERVICES	2,322,440,442

TECHNOLOGY HARDWARE & EQUIPMENT - 11.6%
96,016		Amphenol Corp (Class A)	10,154,652
2,288,407		Apple, Inc	972,664,511
26,922	*	Arista Networks, Inc	6,993,528
80,556		CDW Corp	9,364,635
91,904		Cognex Corp	6,145,620
11,321	*	Coherent, Inc	1,571,694
5,303	*	Dell Technologies, Inc	317,278
4,048		Dolby Laboratories, Inc (Class A)	281,741
1,221	*	IPG Photonics Corp	218,571
15,517		Jabil Inc	540,923
35,686	*	Keysight Technologies, Inc	3,564,675
4,537	*	Lumentum Holdings, Inc	421,170
9,842		Motorola Solutions, Inc	1,375,912
68,109		NetApp, Inc	3,017,229
78,562	*	Pure Storage, Inc	1,403,117
3,799		Ubiquiti, Inc	703,955
26,664	*	Zebra Technologies Corp (Class A)	7,485,918
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,026,225,129

TRANSPORTATION - 1.2%
11,813		CH Robinson Worldwide, Inc	1,107,114
55,984		Expeditors International of Washington, Inc	4,731,208
12,865		JB Hunt Transport Services, Inc	1,664,731
17,510		Landstar System, Inc	2,132,368
47,114		Old Dominion Freight Line	8,613,382
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

586,098	*	Uber Technologies, Inc	$17,735,325
194,239		Union Pacific Corp	33,671,331
259,723		United Parcel Service, Inc (Class B)	37,078,055
2,575	*	XPO Logistics, Inc	193,177
		TOTAL TRANSPORTATION	106,926,691

UTILITIES - 0.0%
47,890		NRG Energy, Inc	1,619,161
		TOTAL UTILITIES	1,619,161

		TOTAL COMMON STOCKS	8,816,866,448
		(Cost $4,341,409,485)

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
21,731,856	c	State Street Navigator Securities Lending Government Money Market Portfolio	21,731,856
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	21,731,856

		TOTAL SHORT-TERM INVESTMENTS	21,731,856
		(Cost $21,731,856)

		TOTAL INVESTMENTS - 100.2%	8,838,598,304
		(Cost $4,363,141,341)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(17,861,226)
		NET ASSETS - 100.0%	$8,820,737,078

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,550,332.

198

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.7%
117,448		Aptiv plc	$9,131,582
90,706		BorgWarner, Inc	3,319,840
1,710,218		Ford Motor Co	11,304,541
548,342		General Motors Co	13,648,232
114,632		Gentex Corp	3,093,918
67,025		Harley-Davidson, Inc	1,744,661
26,258		Lear Corp	2,898,358
24,168		Thor Industries, Inc	2,754,910
		TOTAL AUTOMOBILES & COMPONENTS	47,896,042

BANKS - 7.0%
71,407		Associated Banc-Corp	916,866
3,404,615		Bank of America Corp	84,706,821
17,274		Bank of Hawaii Corp	978,227
53,507		Bank OZK	1,286,843
13,741		BOK Financial Corp	765,374
914,370		Citigroup, Inc	45,727,644
186,805		Citizens Financial Group, Inc	4,634,632
65,147		Comerica, Inc	2,509,463
44,070		Commerce Bancshares, Inc	2,523,448
24,533	e	Cullen/Frost Bankers, Inc	1,767,848
61,779		East West Bancorp, Inc	2,141,260
311,786		Fifth Third Bancorp	6,192,070
2,871		First Citizens Bancshares, Inc (Class A)	1,222,673
56,792		First Hawaiian, Inc	987,045
240,072		First Horizon National Corp	2,225,467
75,712		First Republic Bank	8,516,086
138,940		FNB Corp	1,029,545
442,712		Huntington Bancshares, Inc	4,103,940
1,333,505		JPMorgan Chase & Co	128,869,923
425,854		Keycorp	5,114,507
647	*,e	LendingTree, Inc	224,050
56,129		M&T Bank Corp	5,946,868
147,986		MGIC Investment Corp	1,223,844
197,097		New York Community Bancorp, Inc	2,075,431
57,873		PacWest Bancorp	1,057,629
185,337		People’s United Financial, Inc	1,999,786
32,370		Pinnacle Financial Partners, Inc	1,282,499
186,163		PNC Financial Services Group, Inc	19,858,007
38,036		Popular, Inc	1,411,516
39,118		Prosperity Bancshares, Inc	2,173,396
421,174		Regions Financial Corp	4,573,950
22,797		Signature Bank	2,337,376
84,699		Sterling Bancorp	952,864
22,531	*	SVB Financial Group	5,053,027
63,215		Synovus Financial Corp	1,273,782
199

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

66,113		TCF Financial Corp	$1,817,446
27,111		TFS Financial Corp	392,567
591,272		Truist Financial Corp	22,149,049
93,496		Umpqua Holdings Corp	1,014,432
596,651		US Bancorp	21,980,623
39,080		Webster Financial Corp	1,065,712
1,656,082		Wells Fargo & Co	40,176,549
43,269		Western Alliance Bancorp	1,555,521
25,142		Wintrust Financial Corp	1,076,078
70,755		Zions Bancorporation	2,297,415
		TOTAL BANKS	451,189,099

CAPITAL GOODS - 8.8%
83,900		3M Co	12,624,433
59,629		A.O. Smith Corp	2,870,540
17,232		Acuity Brands, Inc	1,707,691
66,971	*	Aecom Technology Corp	2,423,680
27,069		AGCO Corp	1,776,538
46,667		Air Lease Corp	1,223,609
14,134		Allegion plc	1,405,768
17,377		Allison Transmission Holdings, Inc	649,205
100,505		Ametek, Inc	9,372,091
13,155		Armstrong World Industries, Inc	937,162
235,499		Boeing Co	37,208,842
14,536		BWX Technologies, Inc	792,503
23,677		Carlisle Cos, Inc	2,819,457
244,079		Carrier Global Corp	6,648,712
239,217		Caterpillar, Inc	31,787,155
43,413	*	Colfax Corp	1,262,450
21,325		Crane Co	1,206,355
64,644		Cummins, Inc	12,493,099
18,184		Curtiss-Wright Corp	1,620,558
124,972		Deere & Co	22,033,813
49,903		Donaldson Co, Inc	2,412,311
62,995		Dover Corp	6,484,075
175,535		Eaton Corp	16,347,575
261,200		Emerson Electric Co	16,197,012
47,450		Fastenal Co	2,232,048
57,087		Flowserve Corp	1,591,015
130,428		Fortive Corp	9,154,741
60,360		Fortune Brands Home & Security, Inc	4,617,540
19,491	*	Gates Industrial Corp plc	205,435
2,356	*	Generac Holdings, Inc	371,258
111,306		General Dynamics Corp	16,333,042
3,842,832		General Electric Co	23,325,990
36,185		Graco, Inc	1,926,489
34,355		GrafTech International Ltd	208,535
70,523	*	HD Supply Holdings, Inc	2,475,357
3,837		HEICO Corp	368,812
6,680		HEICO Corp (Class A)	511,354
36,526		Hexcel Corp	1,362,420
309,623		Honeywell International, Inc	46,248,388
173,000		Howmet Aerospace, Inc	2,556,940
23,676		Hubbell, Inc	3,195,550
15,696		Huntington Ingalls	2,726,552
33,017		IDEX Corp	5,441,862
200

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

76,967		Illinois Tool Works, Inc	$14,238,125
151,894	*	Ingersoll Rand, Inc	4,798,331
37,876		ITT, Inc	2,186,581
54,885		Jacobs Engineering Group, Inc	4,684,435
326,613		Johnson Controls International plc	12,568,068
94,517		L3Harris Technologies, Inc	15,910,047
15,153		Lennox International, Inc	4,063,125
14,353		Lincoln Electric Holdings, Inc	1,297,368
115,198		Masco Corp	6,584,718
4,450	*	Mercury Systems, Inc	344,564
24,138	*	Middleby Corp	2,004,902
19,575		MSC Industrial Direct Co (Class A)	1,292,146
4,606		Nordson Corp	891,860
5,555		Northrop Grumman Corp	1,805,431
72,974		nVent Electric plc	1,325,208
29,677		Oshkosh Corp	2,336,173
182,225		Otis Worldwide Corp	11,432,797
46,850		Owens Corning, Inc	2,833,020
148,740		PACCAR, Inc	12,654,799
56,140		Parker-Hannifin Corp	10,044,569
72,333		Pentair plc	3,099,469
47,819		Quanta Services, Inc	1,911,325
628,985		Raytheon Technologies Corp	35,650,870
17,741		Regal-Beloit Corp	1,631,640
26,126		Rockwell Automation, Inc	5,699,126
39,380		Roper Technologies Inc	17,029,881
67,621	*	Sensata Technologies Holding plc	2,568,246
23,577		Snap-On, Inc	3,439,177
45,937		Spirit Aerosystems Holdings, Inc (Class A)	898,987
67,611		Stanley Black & Decker, Inc	10,366,119
15,889	*	Teledyne Technologies, Inc	4,873,156
99,800		Textron, Inc	3,487,012
27,751		Timken Co	1,267,111
4,637		Toro Co	330,850
104,749		Trane Technologies plc	11,718,271
17,816		TransDigm Group, Inc	7,689,029
39,412	e	Trinity Industries, Inc	769,716
31,561	*	United Rentals, Inc	4,903,633
73,081	*	Univar Solutions Inc	1,291,341
9,180		Valmont Industries, Inc	1,112,616
11,917	*,e	Virgin Galactic Holdings, Inc	267,537
5,190		W.W. Grainger, Inc	1,772,541
79,324		Wabtec Corp	4,933,160
14,277		Watsco, Inc	3,370,371
24,381		Woodward Inc	1,827,112
78,408		Xylem, Inc	5,722,216
		TOTAL CAPITAL GOODS	570,084,741

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
49,044	e	ADT, Inc	422,269
4,412		Cintas Corp	1,331,850
22,551	*	Clean Harbors, Inc	1,344,040
13,682		Equifax, Inc	2,224,146
16,002	*	FTI Consulting, Inc	1,911,279
44,839	*	IAA, Inc	1,943,771
79,197		IHS Markit Ltd	6,393,574
201

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,374		Manpower, Inc	$1,745,477
12,405		MSA Safety, Inc	1,470,365
159,314		Nielsen NV	2,298,901
92,033		Republic Services, Inc	8,029,879
48,925		Robert Half International, Inc	2,488,815
8,121		Rollins, Inc	425,540
40,033	*	Stericycle, Inc	2,419,394
7,412		TransUnion	663,893
161,418		Waste Management, Inc	17,691,413
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	52,804,606

CONSUMER DURABLES & APPAREL - 1.3%
34,565		Brunswick Corp	2,315,164
62,190	*	Capri Holdings Ltd	931,606
18,771		Carter’s, Inc	1,477,653
12,618		Columbia Sportswear Co	956,949
144,924		DR Horton, Inc	9,588,172
65,561		Garmin Ltd	6,463,659
151,946		Hanesbrands, Inc	2,146,997
55,752		Hasbro, Inc	4,056,515
57,852		Leggett & Platt, Inc	2,319,287
6,456		Lennar Corp (B Shares)	347,785
118,640		Lennar Corp (Class A)	8,583,604
62,469	*	Mattel, Inc	694,031
25,456	*	Mohawk Industries, Inc	2,032,662
168,306		Newell Brands Inc	2,760,218
1,318	*	NVR, Inc	5,179,938
32,441	*	Peloton Interactive, Inc	2,213,125
22,837		Polaris Inc	2,366,598
117,221		Pulte Homes, Inc	5,110,836
30,775		PVH Corp	1,497,511
20,931		Ralph Lauren Corp	1,492,380
58,610	*	Skechers U.S.A., Inc (Class A)	1,716,101
121,184		Tapestry, Inc	1,619,018
5,363	*	Tempur Sealy International, Inc	434,135
56,463		Toll Brothers, Inc	2,156,887
82,501	*	Under Armour, Inc (Class A)	867,910
83,055	*	Under Armour, Inc (Class C)	788,192
134,896		VF Corp	8,142,322
26,732		Whirlpool Corp	4,360,524
		TOTAL CONSUMER DURABLES & APPAREL	82,619,779

CONSUMER SERVICES - 2.4%
100,032		ARAMARK Holdings Corp	2,112,676
7,733	*	Bright Horizons Family Solutions	829,287
206,282	e	Carnival Corp	2,863,194
15,242		Choice Hotels International, Inc	1,280,938
57,009		Darden Restaurants, Inc	4,326,983
5,322		Dunkin Brands Group, Inc	365,781
77,542		Extended Stay America, Inc	884,754
31,212	*	frontdoor, Inc	1,310,748
1,889		Graham Holdings Co	752,521
21,529	*	Grand Canyon Education, Inc	1,910,484
25,112		H&R Block, Inc	364,124
119,689		Hilton Worldwide Holdings, Inc	8,982,659
17,821		Hyatt Hotels Corp	855,408
202

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

83,427		Las Vegas Sands Corp	$3,640,754
117,848		Marriott International, Inc (Class A)	9,878,609
280,173		McDonald’s Corp	54,432,010
206,315		MGM Resorts International	3,319,608
116,097	*,e	Norwegian Cruise Line Holdings Ltd	1,583,563
15,174	*	Planet Fitness, Inc	792,083
74,991		Royal Caribbean Cruises Ltd	3,652,812
76,212		Service Corp International	3,304,552
55,139	*	ServiceMaster Global Holdings, Inc	2,254,634
37,598		Six Flags Entertainment Corp	653,829
217,105		Starbucks Corp	16,615,046
16,107		Vail Resorts, Inc	3,093,027
36,808		Wyndham Destinations, Inc	979,093
40,182		Wyndham Hotels & Resorts, Inc	1,774,437
32,305		Wynn Resorts Ltd	2,339,851
147,125		Yum China Holdings, Inc	7,538,685
122,267		Yum! Brands, Inc	11,132,410
		TOTAL CONSUMER SERVICES	153,824,560

DIVERSIFIED FINANCIALS - 5.4%
20,547		Affiliated Managers Group, Inc	1,413,428
248,866		AGNC Investment Corp	3,384,577
163,748		Ally Financial, Inc	3,291,335
287,112		American Express Co	26,793,292
55,151		Ameriprise Financial, Inc	8,472,848
627,394		Annaly Capital Management, Inc	4,648,989
37,681		Apollo Global Management, Inc	1,850,137
355,172		Bank of New York Mellon Corp	12,732,916
64,971		BlackRock, Inc	37,358,975
198,608		Capital One Financial Corp	12,671,190
46,233	e	Carlyle Group, Inc	1,316,253
37,521		CBOE Global Markets, Inc	3,290,592
512,591		Charles Schwab Corp	16,992,392
155,824		CME Group, Inc	25,894,832
4,137	*,e	Credit Acceptance Corp	1,935,868
134,352		Discover Financial Services	6,641,019
98,010		E*TRADE Financial Corp	4,975,968
48,526		Eaton Vance Corp	1,753,730
17,303		Evercore Inc	956,856
118,732		Franklin Resources, Inc	2,499,309
146,380		Goldman Sachs Group, Inc	28,977,385
31,923		Interactive Brokers Group, Inc (Class A)	1,583,381
153,592		Intercontinental Exchange Group, Inc	14,864,634
165,243		Invesco Ltd	1,659,040
95,109	e	iShares Russell 1000 Growth ETF	11,140,117
99,349		Jefferies Financial Group, Inc	1,609,454
233,586		KKR & Co, Inc	8,261,937
44,194		Lazard Ltd (Class A)	1,295,768
36,429		Legg Mason, Inc	1,821,086
31,690		LPL Financial Holdings, Inc	2,504,144
487,950		Morgan Stanley	23,850,996
1,525		Morningstar, Inc	256,261
51,718		Nasdaq Inc	6,791,090
178,756		New Residential Investment Corp	1,417,535
84,207		Northern Trust Corp	6,597,618
28,480		OneMain Holdings, Inc	817,376
203

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

53,804		Raymond James Financial, Inc	$3,738,302
43,917		S&P Global, Inc	15,381,929
33,080		Santander Consumer USA Holdings, Inc	607,349
50,546		SEI Investments Co	2,645,072
126,117		SLM Corp	853,812
119,754		Starwood Property Trust, Inc	1,790,322
154,355		State Street Corp	9,846,305
255,560		Synchrony Financial	5,655,543
74,011		T Rowe Price Group, Inc	10,220,919
113,803		TD Ameritrade Holding Corp	4,084,390
5,396		Tradeweb Markets, Inc	291,762
2,931		Virtu Financial, Inc	72,689
55,069		Voya Financial, Inc	2,720,409
		TOTAL DIVERSIFIED FINANCIALS	350,231,131

ENERGY - 4.8%
128,911	e	Antero Midstream Corp	730,925
165,469		Apache Corp	2,539,949
287,743		Baker Hughes Co	4,457,139
171,820		Cabot Oil & Gas Corp	3,213,034
823,389		Chevron Corp	69,115,273
49,769		Cimarex Energy Co	1,217,350
85,533		Concho Resources, Inc	4,493,904
476,009		ConocoPhillips	17,797,977
32,763	e	Continental Resources, Inc	566,472
167,319		Devon Energy Corp	1,755,176
70,357		Diamondback Energy, Inc	2,804,430
255,535		EOG Resources, Inc	11,971,815
111,716		EQT Corp	1,622,116
162,362	e	Equitrans Midstream Corp	1,566,793
1,864,078		Exxon Mobil Corp	78,440,402
383,961		Halliburton Co	5,502,161
45,779		Helmerich & Payne, Inc	816,240
120,381		Hess Corp	5,923,949
65,430		HollyFrontier Corp	1,799,325
853,431		Kinder Morgan, Inc	12,033,377
345,310		Marathon Oil Corp	1,895,752
283,797		Marathon Petroleum Corp	10,841,045
61,435		Murphy Oil Corp	811,556
170,032		National Oilwell Varco, Inc	1,957,068
208,662		Noble Energy, Inc	2,084,533
356,109		Occidental Petroleum Corp	5,605,156
192,304		ONEOK, Inc	5,367,205
131,888		Parsley Energy, Inc	1,448,130
191,424		Phillips 66	11,872,117
71,977		Pioneer Natural Resources Co	6,976,011
609,206		Schlumberger Ltd	11,050,997
100,948		Targa Resources Investments, Inc	1,845,330
178,769		Valero Energy Corp	10,052,181
533,185		Williams Cos, Inc	10,199,829
176,197	*	WPX Energy, Inc	1,051,896
		TOTAL ENERGY	311,426,613

FOOD & STAPLES RETAILING - 1.9%
16,132		Casey’s General Stores, Inc	2,568,053
22,672		Costco Wholesale Corp	7,380,416
204

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,202	*	Grocery Outlet Holding Corp	$624,746
339,481		Kroger Co	11,810,544
8,108	*	Sprouts Farmers Market, Inc	213,889
61,246		SYSCO Corp	3,236,851
96,279	*	US Foods Holding Corp	1,954,464
321,580		Walgreens Boots Alliance, Inc	13,091,522
614,352		Walmart, Inc	79,497,149
		TOTAL FOOD & STAPLES RETAILING	120,377,634

FOOD, BEVERAGE & TOBACCO - 4.3%
460,573		Altria Group, Inc	18,952,579
242,931		Archer-Daniels-Midland Co	10,404,735
4,562	*	Beyond Meat, Inc	574,356
4,709		Brown-Forman Corp (Class A)	297,797
11,718		Brown-Forman Corp (Class B)	812,526
60,506		Bunge Ltd	2,628,381
40,073		Campbell Soup Co	1,986,419
705,282		Coca-Cola Co	33,317,522
213,716		ConAgra Brands, Inc	8,003,664
69,977		Constellation Brands, Inc (Class A)	12,469,901
85,402		Flowers Foods, Inc	1,942,895
266,296		General Mills, Inc	16,848,548
35,650	*	Hain Celestial Group, Inc	1,211,387
14,747		Hershey Co	2,144,361
126,150		Hormel Foods Corp	6,415,989
29,413		Ingredion, Inc	2,544,224
48,409		J.M. Smucker Co	5,293,524
72,738		Kellogg Co	5,018,195
151,444		Keurig Dr Pepper, Inc	4,632,672
283,954		Kraft Heinz Co	9,762,339
49,309		Lamb Weston Holdings, Inc	2,962,485
23,976		McCormick & Co, Inc	4,672,922
76,495		Molson Coors Brewing Co (Class B)	2,870,092
623,641		Mondelez International, Inc	34,605,839
162,137		PepsiCo, Inc	22,319,779
685,951		Philip Morris International, Inc	52,687,896
15,501	*	Pilgrim’s Pride Corp	237,940
27,924	*	Post Holdings, Inc	2,477,976
111		Seaboard Corp	300,061
24,589	*	TreeHouse Foods, Inc	1,077,490
126,057		Tyson Foods, Inc (Class A)	7,746,203
		TOTAL FOOD, BEVERAGE & TOBACCO	277,220,697

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
469,629		Abbott Laboratories	47,263,463
38,371	*,e	Acadia Healthcare Co, Inc	1,143,840
33,219		AmerisourceBergen Corp	3,328,212
82,329		Anthem, Inc	22,541,680
129,857		Baxter International, Inc	11,217,048
118,473		Becton Dickinson & Co	33,331,194
613,533	*	Boston Scientific Corp	23,663,968
177,687	*	Centene Corp	11,594,077
28,145	*	Change Healthcare, Inc	328,171
116,008		Cigna Corp	20,033,422
18,766		Cooper Cos, Inc	5,309,464
576,900		CVS Health Corp	36,310,086
205

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

275,974		Danaher Corp	$56,243,501
30,267	*	DaVita, Inc	2,645,033
95,820		Dentsply Sirona, Inc	4,273,572
24,181		Encompass Health Corp	1,646,242
69,923	*	Envista Holdings Corp	1,529,216
32,478	*	Globus Medical, Inc	1,564,790
1,463	*	Haemonetics Corp	128,247
55,603		HCA Healthcare, Inc	7,041,564
62,485	*	Henry Schein, Inc	4,294,594
25,795		Hill-Rom Holdings, Inc	2,507,790
33,947	*	Hologic, Inc	2,368,822
36,395		Humana, Inc	14,283,218
6,951	*	ICU Medical, Inc	1,277,107
35,058	*	Integra LifeSciences Holdings Corp	1,674,019
40,177	*	Laboratory Corp of America Holdings	7,750,947
18,067		McKesson Corp	2,712,941
591,092		Medtronic plc	57,028,556
8,585	*	Molina Healthcare, Inc	1,585,649
4,174	*	PPD, Inc	122,590
26,973	*	Premier, Inc	943,246
58,602		Quest Diagnostics, Inc	7,446,556
34,894		STERIS plc	5,570,129
102,510		Stryker Corp	19,815,183
2,794	*	Tandem Diabetes Care, Inc	291,861
3,108	*	Teladoc, Inc	738,554
7,553		Teleflex, Inc	2,818,024
70,283		UnitedHealth Group, Inc	21,280,287
32,275		Universal Health Services, Inc (Class B)	3,547,022
34,760	*	Varian Medical Systems, Inc	4,960,947
90,840		Zimmer Biomet Holdings, Inc	12,250,682
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	466,405,514

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
16,096		Clorox Co	3,806,865
369,982		Colgate-Palmolive Co	28,562,610
141,891		Coty, Inc	526,416
5,598		Energizer Holdings, Inc	280,628
10,307		Estee Lauder Cos (Class A)	2,036,045
38,484	*	Herbalife Nutrition Ltd	1,971,920
150,374		Kimberly-Clark Corp	22,862,863
24,739		Nu Skin Enterprises, Inc (Class A)	1,109,544
594,007		Procter & Gamble Co	77,886,198
14,449		Reynolds Consumer Products Inc	492,133
18,041		Spectrum Brands Holdings, Inc	977,100
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	140,512,322

INSURANCE - 6.1%
311,485		Aflac, Inc	11,079,521
5,525		Alleghany Corp	2,885,818
137,541		Allstate Corp	12,982,495
32,312		American Financial Group, Inc	1,963,600
378,201		American International Group, Inc	12,155,380
3,063		American National Group, Inc	225,590
174,209	*	Arch Capital Group Ltd	5,356,927
82,526		Arthur J. Gallagher & Co	8,870,720
26,121		Assurant, Inc	2,807,224
206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

36,774		Assured Guaranty Ltd	$802,776
51,714	*	Athene Holding Ltd	1,667,776
36,050		Axis Capital Holdings Ltd	1,446,326
858,651	*	Berkshire Hathaway, Inc (Class B)	168,106,693
43,083	*	Brighthouse Financial, Inc	1,220,972
97,821		Brown & Brown, Inc	4,447,921
197,330		Chubb Ltd	25,108,269
65,625		Cincinnati Financial Corp	5,114,156
12,295		CNA Financial Corp	409,424
4,764		Erie Indemnity Co (Class A)	1,001,012
17,528		Everest Re Group Ltd	3,834,951
120,463		Fidelity National Financial Inc	3,898,183
47,538		First American Financial Corp	2,424,913
45,972		Globe Life, Inc	3,659,371
16,590		Hanover Insurance Group, Inc	1,690,189
156,723		Hartford Financial Services Group, Inc	6,632,517
27,102		Kemper Corp	2,128,049
73,943		Lincoln National Corp	2,755,856
104,987		Loews Corp	3,822,577
5,924	*	Markel Corp	6,187,855
49,536		Marsh & McLennan Cos, Inc	5,775,898
14,403		Mercury General Corp	618,033
342,611		Metlife, Inc	12,967,826
124,026		Old Republic International Corp	1,993,098
6,941		Primerica, Inc	830,560
119,057		Principal Financial Group	5,051,589
182,691		Progressive Corp	16,504,305
173,538		Prudential Financial, Inc	10,997,103
29,686		Reinsurance Group of America, Inc (Class A)	2,530,732
14,198		RenaissanceRe Holdings Ltd	2,561,035
111,720		Travelers Cos, Inc	12,783,002
89,093		Unum Group	1,535,072
61,025		W.R. Berkley Corp	3,768,294
1,322		White Mountains Insurance Group Ltd	1,163,532
56,415		Willis Towers Watson plc	11,847,714
		TOTAL INSURANCE	395,614,854

MATERIALS - 4.6%
85,404		Air Products & Chemicals, Inc	24,479,349
46,257		Albemarle Corp	3,814,352
597,887		Amcor plc	6,158,236
28,148		Aptargroup, Inc	3,242,650
12,382		Ardagh Group S.A.	168,519
24,241		Ashland Global Holdings, Inc	1,829,711
21,450		Avery Dennison Corp	2,431,143
92,297	*	Axalta Coating Systems Ltd	2,048,993
8,953		Ball Corp	659,209
40,894	*	Berry Global Group, Inc	2,044,291
27,328		Cabot Corp	996,925
51,639		Celanese Corp (Series A)	5,019,311
93,577		CF Industries Holdings, Inc	2,931,767
71,565		Chemours Co	1,326,099
328,933		Corteva, Inc	9,394,326
50,969	*	Crown Holdings, Inc	3,648,361
325,609		Dow, Inc	13,369,506
322,615		DuPont de Nemours, Inc	17,253,450
207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,082		Eagle Materials, Inc	$1,450,719
59,443		Eastman Chemical Co	4,436,231
87,573		Ecolab, Inc	16,383,157
95,092	*	Element Solutions, Inc	1,032,699
45,577		FMC Corp	4,833,441
635,763		Freeport-McMoRan, Inc (Class B)	8,214,058
95,253		Graphic Packaging Holding Co	1,327,827
87,760		Huntsman Corp	1,623,560
46,894		International Flavors & Fragrances, Inc	5,906,299
172,386		International Paper Co	5,997,309
231,530		Linde plc	56,750,318
112,443		LyondellBasell Industries NV	7,029,936
27,244		Martin Marietta Materials, Inc	5,644,412
151,369		Mosaic Co	2,038,940
327		NewMarket Corp	122,563
352,388		Newmont Goldcorp Corp	24,385,250
132,102		Nucor Corp	5,541,679
62,477		Olin Corp	702,241
41,055		Packaging Corp of America	3,946,207
103,451		PPG Industries, Inc	11,136,500
27,792		Reliance Steel & Aluminum Co	2,730,842
8,159		Royal Gold, Inc	1,141,689
9,189		RPM International, Inc	749,731
1,118		Scotts Miracle-Gro Co (Class A)	177,281
70,135		Sealed Air Corp	2,502,417
34,462		Silgan Holdings, Inc	1,318,172
43,894		Sonoco Products Co	2,271,076
40,821		Southern Copper Corp (NY)	1,784,286
88,818		Steel Dynamics, Inc	2,434,501
81,200		Valvoline, Inc	1,666,224
57,940		Vulcan Materials Co	6,803,315
14,855		Westlake Chemical Corp	809,598
112,441		WestRock Co	3,020,165
15,811		WR Grace and Co	729,361
		TOTAL MATERIALS	297,458,202

MEDIA & ENTERTAINMENT - 5.8%
205,180		Activision Blizzard, Inc	16,954,023
29,662	*	Alphabet, Inc (Class A)	44,135,573
29,281	*	Alphabet, Inc (Class C)	43,422,552
6,370	*	Charter Communications, Inc	3,694,600
1,996,623		Comcast Corp (Class A)	85,455,464
68,387	*,e	Discovery, Inc (Class A)	1,442,966
142,710	*	Discovery, Inc (Class C)	2,704,355
107,695	*	DISH Network Corp (Class A)	3,458,086
107,801	*	Electronic Arts, Inc	15,266,778
148,656		Fox Corp (Class A)	3,830,865
70,118		Fox Corp (Class B)	1,806,941
170,286		Interpublic Group of Cos, Inc	3,073,662
18,421		John Wiley & Sons, Inc (Class A)	623,182
10,841	*	Liberty Broadband Corp (Class A)	1,463,643
46,014	*	Liberty Broadband Corp (Class C)	6,316,342
12,363	*	Liberty Media Group (Class A)	409,092
86,858	*	Liberty Media Group (Class C)	3,078,248
32,143	*	Liberty SiriusXM Group (Class A)	1,118,255
67,211	*	Liberty SiriusXM Group (Class C)	2,351,713
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,285	*,e	Lions Gate Entertainment Corp (Class A)	$201,343
56,451	*	Lions Gate Entertainment Corp (Class B)	401,367
8,328	*	Madison Square Garden Co	1,279,930
8,328	*	Madison Square Garden Entertainment Corp	590,122
69,655		New York Times Co (Class A)	3,213,882
170,038		News Corp (Class A)	2,162,883
66,432		News Corp (Class B)	847,672
6,776		Nexstar Media Group Inc	593,916
93,214		Omnicom Group, Inc	5,008,388
29,940	*	Pinterest, Inc	1,026,643
205,677		Sirius XM Holdings, Inc	1,209,381
3,696	*	Take-Two Interactive Software, Inc	606,218
44,047		TripAdvisor, Inc	891,071
337,269	*	Twitter, Inc	12,276,592
3,107	e	ViacomCBS, Inc (Class A)	86,188
237,866		ViacomCBS, Inc (Class B)	6,201,167
796,111		Walt Disney Co	93,097,220
22,443	*	Zillow Group, Inc (Class A)	1,528,144
52,859	*,e	Zillow Group, Inc (Class C)	3,615,027
68,817	*	Zynga, Inc	676,471
		TOTAL MEDIA & ENTERTAINMENT	376,119,965

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
46,418		AbbVie, Inc	4,405,532
1,207	*	Acceleron Pharma, Inc	119,698
123,987		Agilent Technologies, Inc	11,943,668
24,001	*	Agios Pharmaceuticals, Inc	1,087,725
78,910	*	Alexion Pharmaceuticals, Inc	8,087,486
68,030	*	Alkermes plc	1,225,220
49,756	*	Biogen, Inc	13,667,476
7,363	*	BioMarin Pharmaceutical, Inc	882,161
9,253	*	Bio-Rad Laboratories, Inc (Class A)	4,856,807
998		Bio-Techne Corp	274,610
15,634	*	Bluebird Bio, Inc	948,984
636,504		Bristol-Myers Squibb Co	37,337,325
26,018		Bruker BioSciences Corp	1,160,923
67,295	*	Catalent, Inc	5,877,545
2,440	*	Charles River Laboratories International, Inc	485,536
175,215	*	Elanco Animal Health, Inc	4,140,330
8,536	*	Exact Sciences Corp	808,786
89,597	*	Exelixis, Inc	2,068,795
553,820		Gilead Sciences, Inc	38,507,105
5,957	*	Horizon Therapeutics Plc	364,509
29,083	*	Ionis Pharmaceuticals, Inc	1,674,017
53,027	*	IQVIA Holdings, Inc	8,398,947
23,698	*	Jazz Pharmaceuticals plc	2,565,309
1,006,324		Johnson & Johnson	146,681,786
139,789		Merck & Co, Inc	11,216,669
620	*	Mettler-Toledo International, Inc	579,700
226,004	*	Mylan NV	3,640,924
74,117	*	Nektar Therapeutics	1,642,433
39,322		PerkinElmer, Inc	4,675,779
59,867		Perrigo Co plc	3,174,148
2,450,440		Pfizer, Inc	94,292,931
4,123	*	PRA Health Sciences, Inc	439,347
98,563	*	QIAGEN NV	4,873,940
209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,090	*	Reata Pharmaceuticals, Inc	$160,993
20,765	*	Sage Therapeutics, Inc	946,261
24,480	*	Syneos Health, Inc	1,527,307
71,629		Thermo Fisher Scientific, Inc	29,650,825
19,016	*	United Therapeutics Corp	2,119,714
24,837	*	Waters Corp	5,294,007
19,827		Zoetis, Inc	3,007,359
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	464,812,617

REAL ESTATE - 4.7%
54,898		Alexandria Real Estate Equities, Inc	9,747,140
59,985		American Campus Communities, Inc	2,137,865
113,756		American Homes 4 Rent	3,298,924
79,066		Americold Realty Trust	3,190,313
64,877		Apartment Investment & Management Co	2,518,525
91,855		Apple Hospitality REIT, Inc	810,161
61,702		AvalonBay Communities, Inc	9,447,810
68,186		Boston Properties, Inc	6,074,691
73,832		Brandywine Realty Trust	799,601
129,814		Brixmor Property Group, Inc	1,494,159
41,339		Camden Property Trust	3,753,995
146,253	*	CBRE Group, Inc	6,407,344
6,731		Coresite Realty	868,636
49,189		Corporate Office Properties Trust	1,302,525
64,859		Cousins Properties, Inc	1,992,468
12,222		Crown Castle International Corp	2,037,407
84,655		CubeSmart	2,511,714
50,388		CyrusOne, Inc	4,203,367
118,549		Digital Realty Trust, Inc	19,031,856
72,900		Douglas Emmett, Inc	2,124,306
161,484		Duke Realty Corp	6,490,042
78,010		Empire State Realty Trust, Inc	514,866
34,155		EPR Properties	977,858
51,142		Equity Commonwealth	1,614,553
44,963		Equity Lifestyle Properties, Inc	3,071,872
161,159		Equity Residential	8,642,957
28,588		Essex Property Trust, Inc	6,310,515
16,360		Extra Space Storage, Inc	1,690,642
32,976		Federal Realty Investment Trust	2,516,069
55,312		First Industrial Realty Trust, Inc	2,429,303
90,422		Gaming and Leisure Properties, Inc	3,274,181
95,250		Healthcare Trust of America, Inc	2,629,853
236,405		Healthpeak Properties Inc	6,451,492
45,069		Highwoods Properties, Inc	1,727,945
306,396		Host Hotels and Resorts, Inc	3,302,949
17,193	*	Howard Hughes Corp	914,496
65,811		Hudson Pacific Properties	1,551,165
238,598		Invitation Homes, Inc	7,114,992
51,890		Iron Mountain, Inc	1,462,779
53,371		JBG SMITH Properties	1,548,293
22,462		Jones Lang LaSalle, Inc	2,221,716
50,345		Kilroy Realty Corp	2,933,603
181,006		Kimco Realty Corp	2,018,217
37,662		Lamar Advertising Co	2,475,523
20,436		Life Storage, Inc	2,005,385
227,911		Medical Properties Trust, Inc	4,587,848
210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

49,927		Mid-America Apartment Communities, Inc	$5,950,799
75,046		National Retail Properties, Inc	2,660,381
98,595		Omega Healthcare Investors, Inc	3,192,506
61,900		Outfront Media, Inc	891,979
101,768		Paramount Group, Inc	725,606
104,913		Park Hotels & Resorts, Inc	867,631
325,139		Prologis, Inc	34,276,153
22,945		Public Storage, Inc	4,586,247
59,787		Rayonier, Inc	1,660,883
150,803		Realty Income Corp	9,055,720
73,842		Regency Centers Corp	3,029,737
50,860		Rexford Industrial Realty, Inc	2,386,860
42,567		SBA Communications Corp	13,261,323
28,417		Simon Property Group, Inc	1,771,800
33,879		SL Green Realty Corp	1,575,374
45,070		Spirit Realty Capital, Inc	1,553,112
98,494		STORE Capital Corp	2,333,323
42,366		Sun Communities, Inc	6,351,934
26,117		Taubman Centers, Inc	1,011,250
128,388		UDR, Inc	4,647,646
163,633		Ventas, Inc	6,276,962
473,210		VEREIT, Inc	3,080,597
205,767		VICI Properties, Inc	4,467,202
76,892		Vornado Realty Trust	2,654,312
53,144		Weingarten Realty Investors	906,637
183,349		Welltower, Inc	9,820,172
327,519		Weyerhaeuser Co	9,108,303
74,992		WP Carey, Inc	5,352,179
		TOTAL REAL ESTATE	307,688,549

RETAILING - 2.6%
29,189		Advance Auto Parts, Inc	4,382,436
27,790	*	Autonation, Inc	1,426,739
4,186	*	AutoZone, Inc	5,054,260
81,958		Best Buy Co, Inc	8,162,197
3,019	*	Burlington Stores, Inc	567,572
65,955	*	CarMax, Inc	6,395,656
31,237		Dick’s Sporting Goods, Inc	1,425,032
53,715	*	Dollar Tree, Inc	5,014,295
25,186		eBay, Inc	1,392,282
52,624		Expedia Group Inc	4,263,070
45,339		Foot Locker, Inc	1,332,513
79,989		Gap, Inc	1,069,453
61,590		Genuine Parts Co	5,552,339
36,429	*	GrubHub, Inc	2,631,631
236,616		Home Depot, Inc	62,819,182
67,877		Kohl’s Corp	1,292,378
99,387		L Brands, Inc	2,426,037
132,734	*	LKQ Corp	3,741,771
47,827	e	Nordstrom, Inc	654,752
2,677	*	Ollie’s Bargain Outlet Holdings, Inc	281,353
13,305	e	Penske Auto Group, Inc	596,330
166,846	*	Qurate Retail Group, Inc QVC Group	1,820,290
29,264		Ross Stores, Inc	2,624,103
220,977		Target Corp	27,816,585
53,090		Tiffany & Co	6,655,362
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

103,618		TJX Companies, Inc	$5,387,100
1,652	*	Ulta Beauty, Inc	318,819
2,539	*,e	Wayfair, Inc	675,603
28,181		Williams-Sonoma, Inc	2,455,129
		TOTAL RETAILING	168,234,269

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
35,840	*	Advanced Micro Devices, Inc	2,775,091
141,921		Analog Devices, Inc	16,299,627
8,914		Broadcom, Inc	2,823,509
25,596	*	Cirrus Logic, Inc	1,754,094
47,428	*	Cree, Inc	3,268,738
3,757		Entegris, Inc	270,166
36,432	*,e	First Solar, Inc	2,169,526
1,867,039		Intel Corp	89,113,771
289,048		Marvell Technology Group Ltd	10,541,581
77,763		Maxim Integrated Products, Inc	5,294,883
25,736		Microchip Technology, Inc	2,618,123
491,833	*	Micron Technology, Inc	24,618,701
5,909		MKS Instruments, Inc	753,043
177,837	*	ON Semiconductor Corp	3,663,442
50,646	*	Qorvo, Inc	6,490,285
73,121		Skyworks Solutions, Inc	10,644,955
203,817		Texas Instruments, Inc	25,996,858
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	209,096,393

SOFTWARE & SERVICES - 3.6%
20,885	*	2U, Inc	983,579
12,337	*	Akamai Technologies, Inc	1,387,172
20,503		Alliance Data Systems Corp	909,513
58,129		Amdocs Ltd	3,609,811
2,014	*	Aspen Technology, Inc	195,882
32,151	*	Autodesk, Inc	7,601,461
26,417		Automatic Data Processing, Inc	3,511,083
9,129	*	CACI International, Inc (Class A)	1,897,189
46,597		CDK Global, Inc	2,118,300
13,964	*	Ceridian HCM Holding, Inc	1,093,242
39,333		Citrix Systems, Inc	5,615,179
220,232		Cognizant Technology Solutions Corp (Class A)	15,046,250
32,929		CoreLogic Inc	2,244,441
13,851	*	Crowdstrike Holdings, Inc	1,567,933
111,125		DXC Technology Co	1,990,249
22,025	*	Euronet Worldwide, Inc	2,117,484
272,497		Fidelity National Information Services, Inc	39,869,036
74,344	*	FireEye, Inc	1,122,594
172,730	*	Fiserv, Inc	17,236,727
50,234		Genpact Ltd	2,000,318
130,669		Global Payments, Inc	23,261,695
29,486	*	Guidewire Software, Inc	3,469,323
391,681		International Business Machines Corp	48,153,262
7,250		Jack Henry & Associates, Inc	1,292,675
53,255		Leidos Holdings, Inc	5,067,746
19,490		LogMeIn, Inc	1,672,437
2,993	*	Manhattan Associates, Inc	286,699
123,210	*	Nuance Communications, Inc	3,369,794
104,008		Oracle Corp	5,767,244
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

29,549		Paychex, Inc	$2,125,164
1,745		Pegasystems, Inc	203,973
4,850	*	RealPage, Inc	305,599
117,447		Sabre Corp	887,899
27,764	*	salesforce.com, Inc	5,409,815
22,143		Science Applications International Corp	1,770,997
20,534	*	SolarWinds Corp	377,004
77,904		SS&C Technologies Holdings, Inc	4,479,480
4,726	*	Synopsys, Inc	941,514
11,266	*	Teradata Corp	236,586
9,463	*	Twilio, Inc	2,625,225
18,244	*	VeriSign, Inc	3,861,890
144,851		Western Union Co	3,516,982
17,344	*	WEX, Inc	2,746,769
		TOTAL SOFTWARE & SERVICES	233,947,215

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
51,525		Amphenol Corp (Class A)	5,449,284
4,579	*	Arista Networks, Inc	1,189,487
34,171	*	Arrow Electronics, Inc	2,447,327
48,295		Avnet, Inc	1,290,442
66,983	*	Ciena Corp	3,986,158
1,870,780		Cisco Systems, Inc	88,113,738
1,840	*	Coherent, Inc	255,447
79,422	*	CommScope Holding Co, Inc	737,036
328,771		Corning, Inc	10,191,901
62,996	*	Dell Technologies, Inc	3,769,051
24,355		Dolby Laboratories, Inc (Class A)	1,695,108
23,920	*	EchoStar Corp (Class A)	653,016
26,712	*	F5 Networks, Inc	3,630,161
57,157		FLIR Systems, Inc	2,381,161
565,527		Hewlett Packard Enterprise Co	5,581,751
627,632		HP, Inc	11,033,771
14,531	*	IPG Photonics Corp	2,601,194
52,178		Jabil Inc	1,818,925
144,077		Juniper Networks, Inc	3,656,674
54,457	*	Keysight Technologies, Inc	5,439,710
10,318		Littelfuse, Inc	1,832,993
29,276	*	Lumentum Holdings, Inc	2,717,691
66,965		Motorola Solutions, Inc	9,361,707
56,468		National Instruments Corp	2,004,614
55,706	*	NCR Corp	1,026,662
44,444		NetApp, Inc	1,968,869
45,193	*	Pure Storage, Inc	807,147
18,198		Synnex Corp	2,270,019
110,010	*	Trimble Inc	4,896,545
695		Ubiquiti, Inc	128,783
27,577	*	Viasat, Inc	1,046,823
131,513		Western Digital Corp	5,668,210
78,412		Xerox Holdings Corp	1,305,560
1,978	*	Zebra Technologies Corp (Class A)	555,324
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	191,512,289

TELECOMMUNICATION SERVICES - 3.6%
3,140,076		AT&T, Inc	92,883,448
479,567		CenturyLink, Inc	4,627,821
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

43,240	*	GCI Liberty, Inc	$3,389,584
43,867		Telephone & Data Systems, Inc	851,897
238,984	*	T-Mobile US, Inc	25,662,102
7,254	*	US Cellular Corp	215,226
1,826,146		Verizon Communications, Inc	104,966,872
		TOTAL TELECOMMUNICATION SERVICES	232,596,950

TRANSPORTATION - 2.6%
52,562		Alaska Air Group, Inc	1,810,235
3,903		Amerco, Inc	1,240,100
213,060	e	American Airlines Group, Inc	2,369,227
48,972		CH Robinson Worldwide, Inc	4,589,656
13,426		Copa Holdings S.A. (Class A)	556,373
337,479		CSX Corp	24,075,752
279,538		Delta Air Lines, Inc	6,980,064
29,712		Expeditors International of Washington, Inc	2,510,961
106,049		FedEx Corp	17,858,652
26,832		JB Hunt Transport Services, Inc	3,472,061
117,678	*	JetBlue Airways Corp	1,216,791
41,565		Kansas City Southern	7,142,945
28,875	*	Kirby Corp	1,335,180
54,774		Knight-Swift Transportation Holdings, Inc	2,382,121
3,325		Landstar System, Inc	404,919
104,480	*	Lyft, Inc (Class A)	3,053,950
35,691		Macquarie Infrastructure Co LLC	1,069,302
112,360		Norfolk Southern Corp	21,596,716
5,901		Old Dominion Freight Line	1,078,821
22,960		Ryder System, Inc	841,025
25,839		Schneider National, Inc	649,334
258,420		Southwest Airlines Co	7,982,594
138,298	*	Uber Technologies, Inc	4,184,897
147,184		Union Pacific Corp	25,514,346
132,479	*	United Airlines Holdings Inc	4,157,191
105,285		United Parcel Service, Inc (Class B)	15,030,487
37,811	*	XPO Logistics, Inc	2,836,581
		TOTAL TRANSPORTATION	165,940,281

UTILITIES - 6.2%
289,791		AES Corp	4,413,517
109,493		Alliant Energy Corp	5,896,198
107,957		Ameren Corp	8,662,470
217,913		American Electric Power Co, Inc	18,932,281
79,457		American Water Works Co, Inc	11,701,632
53,118		Atmos Energy Corp	5,629,977
24,835		Avangrid, Inc	1,236,535
220,787		Centerpoint Energy, Inc	4,197,161
125,240		CMS Energy Corp	8,037,903
146,911		Consolidated Edison, Inc	11,287,172
370,418		Dominion Energy, Inc	30,014,971
84,229		DTE Energy Co	9,739,399
324,838		Duke Energy Corp	27,526,772
156,826		Edison International	8,730,503
88,075		Entergy Corp	9,259,325
178,202		Equitable Holdings, Inc	3,646,013
98,025		Essential Utilities Inc	4,445,434
99,222		Evergy, Inc	6,432,562
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

147,826		Eversource Energy	$13,314,688
432,280		Exelon Corp	16,690,331
237,639		FirstEnergy Corp	6,891,531
46,879		Hawaiian Electric Industries, Inc	1,699,833
22,072		Idacorp, Inc	2,058,214
87,361		MDU Resources Group, Inc	1,832,834
36,241		National Fuel Gas Co	1,470,297
215,678		NextEra Energy, Inc	60,540,815
167,771		NiSource, Inc	4,102,001
69,606		NRG Energy, Inc	2,353,379
87,575		OGE Energy Corp	2,881,217
419,666	*,b	PG&E Corp	3,923,877
49,319		Pinnacle West Capital Corp	4,097,423
337,879		PPL Corp	8,994,339
221,554		Public Service Enterprise Group, Inc	12,393,731
130,161		Sempra Energy	16,199,838
463,648		Southern Co	25,319,817
91,146		UGI Corp	3,038,808
219,497		Vistra Energy Corp	4,095,814
138,509		WEC Energy Group, Inc	13,194,367
233,437		Xcel Energy, Inc	16,116,490
		TOTAL UTILITIES	400,999,469

		TOTAL COMMON STOCKS	6,468,613,791
		(Cost $5,801,514,509)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
44,514		Occidental Petroleum Corp	249,276
		TOTAL ENERGY	249,276

		TOTAL RIGHTS / WARRANTS	249,276
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENT - 0.0%
$535,000	r	Fixed Income Clearing Corp (FICC)	0.000%	08/03/20	535,000
		TOTAL REPURCHASE AGREEMENT			535,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
27,177,238	c	State Street Navigator Securities Lending Government Money Market Portfolio			27,177,238
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			27,177,238

		TOTAL SHORT-TERM INVESTMENTS			27,712,238
		(Cost $27,712,238)

		TOTAL INVESTMENTS - 100.3%			6,496,575,305
		(Cost $5,829,226,747)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(22,628,883)
		NET ASSETS - 100.0%			$6,473,946,422
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

Abbreviation(s):
ETF	Exchange Traded Fund

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,744,069.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $535,000 on 8/1/20, collateralized by U.S. Treasury Notes valued at $545,758.

216

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
56,583		Aptiv plc	$4,399,328
47,605		BorgWarner, Inc	1,742,343
885,926		Ford Motor Co	5,855,971
284,131		General Motors Co	7,072,021
		TOTAL AUTOMOBILES & COMPONENTS	19,069,663

BANKS - 3.5%
1,769,491		Bank of America Corp	44,024,936
471,672		Citigroup, Inc	23,588,317
96,379		Citizens Financial Group, Inc	2,391,163
29,091		Comerica, Inc	1,120,585
159,176		Fifth Third Bancorp	3,161,235
38,718		First Republic Bank	4,355,001
234,648		Huntington Bancshares, Inc	2,175,187
690,125		JPMorgan Chase & Co	66,693,680
216,724		Keycorp	2,602,855
27,839		M&T Bank Corp	2,949,542
89,741		People’s United Financial, Inc	968,305
96,449		PNC Financial Services Group, Inc	10,288,215
214,369		Regions Financial Corp	2,328,047
11,633	*	SVB Financial Group	2,608,933
308,933		Truist Financial Corp	11,572,630
315,272		US Bancorp	11,614,621
840,604		Wells Fargo & Co	20,393,053
38,020		Zions Bancorporation	1,234,510
		TOTAL BANKS	214,070,815

CAPITAL GOODS - 5.3%
130,245		3M Co	19,597,965
30,741		A.O. Smith Corp	1,479,872
21,025		Allegion plc	2,091,146
51,399		Ametek, Inc	4,792,957
121,094		Boeing Co	19,132,852
182,296		Carrier Global Corp	4,965,743
121,877		Caterpillar, Inc	16,195,016
33,932		Cummins, Inc	6,557,698
70,161		Deere & Co	12,370,086
33,818		Dover Corp	3,480,887
92,004		Eaton Corp	8,568,332
136,663		Emerson Electric Co	8,474,473
129,524		Fastenal Co	6,092,809
24,194		Flowserve Corp	674,287
66,746		Fortive Corp	4,684,902
32,380		Fortune Brands Home & Security, Inc	2,477,070
52,699		General Dynamics Corp	7,733,051
1,985,233		General Electric Co	12,050,364
217

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

158,818		Honeywell International, Inc	$23,722,645
86,820		Howmet Aerospace, Inc	1,283,200
9,058		Huntington Ingalls	1,573,465
16,982		IDEX Corp	2,798,973
65,095		Illinois Tool Works, Inc	12,041,924
79,315	*	Ingersoll Rand, Inc	2,505,561
28,685		Jacobs Engineering Group, Inc	2,448,265
171,681		Johnson Controls International plc	6,606,285
48,997		L3Harris Technologies, Inc	8,247,665
55,765		Lockheed Martin Corp	21,133,262
60,663		Masco Corp	3,467,497
35,024		Northrop Grumman Corp	11,383,150
91,357		Otis Worldwide Corp	5,731,738
77,914		PACCAR, Inc	6,628,923
28,661		Parker-Hannifin Corp	5,128,026
35,450		Pentair plc	1,519,032
30,131		Quanta Services, Inc	1,204,336
334,183		Raytheon Technologies Corp	18,941,492
26,333		Rockwell Automation, Inc	5,744,281
23,562		Roper Technologies Inc	10,189,387
11,618		Snap-On, Inc	1,694,718
35,440		Stanley Black & Decker, Inc	5,433,661
8,434	*	Teledyne Technologies, Inc	2,586,708
48,629		Textron, Inc	1,699,097
53,469		Trane Technologies plc	5,981,577
11,294		TransDigm Group, Inc	4,874,264
16,300	*	United Rentals, Inc	2,532,531
10,037		W.W. Grainger, Inc	3,427,937
42,072		Wabtec Corp	2,616,458
41,228		Xylem, Inc	3,008,819
		TOTAL CAPITAL GOODS	327,574,387

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
18,973		Cintas Corp	5,727,380
47,548	*	Copart, Inc	4,433,851
27,279		Equifax, Inc	4,434,474
91,295		IHS Markit Ltd	7,370,245
82,061		Nielsen NV	1,184,140
47,412		Republic Services, Inc	4,136,697
26,681		Robert Half International, Inc	1,357,262
31,134		Rollins, Inc	1,631,422
36,746		Verisk Analytics, Inc	6,934,338
87,908		Waste Management, Inc	9,634,717
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,844,526

CONSUMER DURABLES & APPAREL - 1.0%
74,046		DR Horton, Inc	4,898,883
32,763		Garmin Ltd	3,230,104
73,327		Hanesbrands, Inc	1,036,111
29,644		Hasbro, Inc	2,156,898
30,816		Leggett & Platt, Inc	1,235,414
63,159		Lennar Corp (Class A)	4,569,554
13,275	*	Mohawk Industries, Inc	1,060,009
84,648		Newell Brands Inc	1,388,227
218

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

280,325		Nike, Inc (Class B)	$27,362,523
780	*	NVR, Inc	3,065,517
54,555		Pulte Homes, Inc	2,378,598
13,897		PVH Corp	676,228
11,568		Ralph Lauren Corp	824,798
52,920		Tapestry, Inc	707,011
39,270	*	Under Armour, Inc (Class A)	413,120
47,694	*	Under Armour, Inc (Class C)	452,616
72,524		VF Corp	4,377,549
14,402		Whirlpool Corp	2,349,254
		TOTAL CONSUMER DURABLES & APPAREL	62,182,414

CONSUMER SERVICES - 1.5%
106,602	e	Carnival Corp	1,479,636
5,901	*	Chipotle Mexican Grill, Inc (Class A)	6,816,599
29,868		Darden Restaurants, Inc	2,266,981
8,875		Domino’s Pizza, Inc	3,431,164
43,533		H&R Block, Inc	631,229
63,945		Hilton Worldwide Holdings, Inc	4,799,072
75,651		Las Vegas Sands Corp	3,301,410
60,611		Marriott International, Inc (Class A)	5,080,717
168,394		McDonald’s Corp	32,715,586
113,426		MGM Resorts International	1,825,024
48,024	*,e	Norwegian Cruise Line Holdings Ltd	655,047
39,570		Royal Caribbean Cruises Ltd	1,927,455
263,660		Starbucks Corp	20,177,900
21,784		Wynn Resorts Ltd	1,577,815
68,498		Yum! Brands, Inc	6,236,743
		TOTAL CONSUMER SERVICES	92,922,378

DIVERSIFIED FINANCIALS - 3.1%
150,017		American Express Co	13,999,586
28,128		Ameriprise Financial, Inc	4,321,305
180,702		Bank of New York Mellon Corp	6,478,167
34,832		BlackRock, Inc	20,028,748
104,504		Capital One Financial Corp	6,667,355
24,803		CBOE Global Markets, Inc	2,175,223
257,373		Charles Schwab Corp	8,531,915
80,545		CME Group, Inc	13,384,968
70,685		Discover Financial Services	3,493,960
49,973		E*TRADE Financial Corp	2,537,129
65,095		Franklin Resources, Inc	1,370,250
70,232		Goldman Sachs Group, Inc	13,903,127
122,745		Intercontinental Exchange Group, Inc	11,879,261
83,754		Invesco Ltd	840,890
8,497		MarketAxess Holdings, Inc	4,390,400
36,068		Moody’s Corp	10,145,928
271,788		Morgan Stanley	13,284,997
18,961		MSCI, Inc (Class A)	7,128,957
25,708		Nasdaq Inc	3,375,718
46,561		Northern Trust Corp	3,648,054
28,151		Raymond James Financial, Inc	1,955,932
219

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

54,336		S&P Global, Inc	$19,031,184
79,641		State Street Corp	5,080,299
127,377		Synchrony Financial	2,818,853
50,532		T Rowe Price Group, Inc	6,978,469
		TOTAL DIVERSIFIED FINANCIALS	187,450,675

ENERGY - 2.5%
86,365		Apache Corp	1,325,703
148,506		Baker Hughes Co	2,300,358
90,864		Cabot Oil & Gas Corp	1,699,157
420,946		Chevron Corp	35,334,207
44,751		Concho Resources, Inc	2,351,218
244,715		ConocoPhillips	9,149,894
93,156		Devon Energy Corp	977,206
37,006		Diamondback Energy, Inc	1,475,059
130,396		EOG Resources, Inc	6,109,053
958,911	d	Exxon Mobil Corp	40,350,975
201,860		Halliburton Co	2,892,654
58,286		Hess Corp	2,868,254
33,846		HollyFrontier Corp	930,765
440,554		Kinder Morgan, Inc	6,211,811
183,191		Marathon Oil Corp	1,005,719
151,943		Marathon Petroleum Corp	5,804,223
84,888		National Oilwell Varco, Inc	977,061
89,994		Noble Energy, Inc	899,040
203,911		Occidental Petroleum Corp	3,209,559
92,922		ONEOK, Inc	2,593,453
101,476		Phillips 66	6,293,541
36,956		Pioneer Natural Resources Co	3,581,775
309,341		Schlumberger Ltd	5,611,446
78,775		TechnipFMC plc (Euro OTC)	632,563
92,663		Valero Energy Corp	5,210,440
279,038		Williams Cos, Inc	5,337,997
		TOTAL ENERGY	155,133,131

FOOD & STAPLES RETAILING - 1.5%
99,520		Costco Wholesale Corp	32,396,746
179,012		Kroger Co	6,227,827
117,166		SYSCO Corp	6,192,223
164,100		Walgreens Boots Alliance, Inc	6,680,511
320,644		Walmart, Inc	41,491,334
		TOTAL FOOD & STAPLES RETAILING	92,988,641

FOOD, BEVERAGE & TOBACCO - 3.5%
421,386		Altria Group, Inc	17,340,034
128,606		Archer-Daniels-Midland Co	5,508,195
41,720		Brown-Forman Corp (Class B)	2,892,865
36,457		Campbell Soup Co	1,807,173
875,714		Coca-Cola Co	41,368,729
108,939		ConAgra Brands, Inc	4,079,766
38,589		Constellation Brands, Inc (Class A)	6,876,560
220

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

136,743		General Mills, Inc	$8,651,730
34,269		Hershey Co	4,983,055
62,634		Hormel Foods Corp	3,185,565
26,200		J.M. Smucker Co	2,864,970
55,485		Kellogg Co	3,827,910
141,287		Kraft Heinz Co	4,857,447
32,648		Lamb Weston Holdings, Inc	1,961,492
27,901		McCormick & Co, Inc	5,437,905
42,213		Molson Coors Brewing Co (Class B)	1,583,832
321,544		Mondelez International, Inc	17,842,477
82,626	*	Monster Beverage Corp	6,484,488
313,088		PepsiCo, Inc	43,099,694
351,408		Philip Morris International, Inc	26,991,648
68,253		Tyson Foods, Inc (Class A)	4,194,147
		TOTAL FOOD, BEVERAGE & TOBACCO	215,839,682

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
400,719		Abbott Laboratories	40,328,360
10,208	*	Abiomed, Inc	3,061,788
16,257	*	Align Technology, Inc	4,776,632
33,384		AmerisourceBergen Corp	3,344,743
56,469		Anthem, Inc	15,461,212
115,561		Baxter International, Inc	9,982,159
66,666		Becton Dickinson & Co	18,755,812
323,406	*	Boston Scientific Corp	12,473,769
65,838		Cardinal Health, Inc	3,596,072
131,329	*	Centene Corp	8,569,217
68,337		Cerner Corp	4,746,005
84,111		Cigna Corp	14,525,129
11,140		Cooper Cos, Inc	3,151,840
297,870		CVS Health Corp	18,747,938
142,196		Danaher Corp	28,979,545
18,501	*	DaVita, Inc	1,616,802
52,295		Dentsply Sirona, Inc	2,332,357
20,941	*	DexCom, Inc	9,120,643
141,208	*	Edwards Lifesciences Corp	11,072,119
59,418		HCA Healthcare, Inc	7,524,696
32,307	*	Henry Schein, Inc	2,220,460
57,851	*	Hologic, Inc	4,036,843
29,595		Humana, Inc	11,614,558
19,246	*	IDEXX Laboratories, Inc	7,655,096
26,239	*	Intuitive Surgical, Inc	17,985,260
21,982	*	Laboratory Corp of America Holdings	4,240,767
36,199		McKesson Corp	5,435,642
303,099		Medtronic plc	29,242,992
29,450		Quest Diagnostics, Inc	3,742,211
32,102		Resmed, Inc	6,500,976
18,812		STERIS plc	3,002,960
73,093		Stryker Corp	14,128,877
10,442		Teleflex, Inc	3,895,910
214,727		UnitedHealth Group, Inc	65,015,041
221

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

18,293		Universal Health Services, Inc (Class B)	$2,010,401
20,295	*	Varian Medical Systems, Inc	2,896,502
16,911		West Pharmaceutical Services, Inc	4,546,861
46,290		Zimmer Biomet Holdings, Inc	6,242,669
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	416,580,864

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
55,706		Church & Dwight Co, Inc	5,366,159
27,999		Clorox Co	6,622,043
192,678		Colgate-Palmolive Co	14,874,741
59,838		Coty, Inc	221,999
50,203		Estee Lauder Cos (Class A)	9,917,101
76,418		Kimberly-Clark Corp	11,618,593
560,740		Procter & Gamble Co	73,524,229
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	122,144,865

INSURANCE - 3.3%
164,525		Aflac, Inc	5,852,154
70,209		Allstate Corp	6,627,028
195,746		American International Group, Inc	6,291,277
52,570		Aon plc	10,788,415
41,705		Arthur J. Gallagher & Co	4,482,871
14,162		Assurant, Inc	1,521,990
440,148	*	Berkshire Hathaway, Inc (Class B)	86,172,176
102,788		Chubb Ltd	13,078,745
33,355		Cincinnati Financial Corp	2,599,355
9,023		Everest Re Group Ltd	1,974,142
21,471		Globe Life, Inc	1,709,092
82,158		Hartford Financial Services Group, Inc	3,476,927
40,805		Lincoln National Corp	1,520,802
58,005		Loews Corp	2,111,962
114,139		Marsh & McLennan Cos, Inc	13,308,607
174,257		Metlife, Inc	6,595,628
57,966		Principal Financial Group	2,459,497
132,401		Progressive Corp	11,961,106
89,040		Prudential Financial, Inc	5,642,465
57,808		Travelers Cos, Inc	6,614,391
44,795		Unum Group	771,818
33,947		W.R. Berkley Corp	2,096,227
28,933		Willis Towers Watson plc	6,076,219
		TOTAL INSURANCE	203,732,894

MATERIALS - 2.6%
49,896		Air Products & Chemicals, Inc	14,301,690
23,387		Albemarle Corp	1,928,492
346,450		Amcor plc	3,568,435
19,620		Avery Dennison Corp	2,223,731
73,384		Ball Corp	5,403,264
26,993		Celanese Corp (Series A)	2,623,720
45,995		CF Industries Holdings, Inc	1,441,023
167,631		Corteva, Inc	4,787,541
222

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

168,696		Dow, Inc	$6,926,658
168,766		DuPont de Nemours, Inc	9,025,606
32,040		Eastman Chemical Co	2,391,145
56,014		Ecolab, Inc	10,479,099
29,484		FMC Corp	3,126,778
333,255		Freeport-McMoRan, Inc (Class B)	4,305,655
24,167		International Flavors & Fragrances, Inc	3,043,834
86,480		International Paper Co	3,008,639
118,780		Linde plc	29,114,166
57,277		LyondellBasell Industries NV	3,580,958
14,264		Martin Marietta Materials, Inc	2,955,215
79,386		Mosaic Co	1,069,329
181,760		Newmont Goldcorp Corp	12,577,792
65,016		Nucor Corp	2,727,421
20,944		Packaging Corp of America	2,013,137
54,324		PPG Industries, Inc	5,847,979
37,564		Sealed Air Corp	1,340,283
18,280		Sherwin-Williams Co	11,843,978
30,049		Vulcan Materials Co	3,528,354
57,610		WestRock Co	1,547,405
		TOTAL MATERIALS	156,731,327

MEDIA & ENTERTAINMENT - 9.0%
174,885		Activision Blizzard, Inc	14,450,747
67,971	*	Alphabet, Inc (Class A)	101,137,449
66,245	*	Alphabet, Inc (Class C)	98,238,685
33,977	*	Charter Communications, Inc	19,706,660
1,032,651		Comcast Corp (Class A)	44,197,463
32,448	*,e	Discovery, Inc (Class A)	684,653
75,310	*	Discovery, Inc (Class C)	1,427,124
59,568	*	DISH Network Corp (Class A)	1,912,728
64,514	*	Electronic Arts, Inc	9,136,473
544,195	*	Facebook, Inc	138,045,946
78,872		Fox Corp (Class A)	2,032,531
34,115		Fox Corp (Class B)	879,144
87,598		Interpublic Group of Cos, Inc	1,581,144
31,439	*	Live Nation, Inc	1,471,660
99,392	*	Netflix, Inc	48,590,761
93,004		News Corp (Class A)	1,183,011
25,832		News Corp (Class B)	329,616
49,996		Omnicom Group, Inc	2,686,285
26,134	*	Take-Two Interactive Software, Inc	4,286,499
175,499	*	Twitter, Inc	6,388,164
120,969		ViacomCBS, Inc (Class B)	3,153,662
408,932		Walt Disney Co	47,820,508
		TOTAL MEDIA & ENTERTAINMENT	549,340,913

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
397,422		AbbVie, Inc	37,719,322
69,689		Agilent Technologies, Inc	6,713,141
49,553	*	Alexion Pharmaceuticals, Inc	5,078,687
133,177		Amgen, Inc	32,584,417
223

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

36,861	*	Biogen, Inc	$10,125,348
4,916	*	Bio-Rad Laboratories, Inc (Class A)	2,580,359
512,192		Bristol-Myers Squibb Co	30,045,183
190,730		Eli Lilly & Co	28,664,812
283,012		Gilead Sciences, Inc	19,677,824
33,327	*	Illumina, Inc	12,736,246
40,218	*	Incyte Corp	3,971,930
40,214	*	IQVIA Holdings, Inc	6,369,495
596,755		Johnson & Johnson	86,983,009
570,019		Merck & Co, Inc	45,738,325
5,470	*	Mettler-Toledo International, Inc	5,114,450
115,473	*	Mylan NV	1,860,270
25,015		PerkinElmer, Inc	2,974,534
30,274		Perrigo Co plc	1,605,127
1,254,776		Pfizer, Inc	48,283,780
22,780	*	Regeneron Pharmaceuticals, Inc	14,398,555
89,402		Thermo Fisher Scientific, Inc	37,007,958
59,031	*	Vertex Pharmaceuticals, Inc	16,056,432
13,815	*	Waters Corp	2,944,667
107,122		Zoetis, Inc	16,248,265
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	475,482,136

REAL ESTATE - 2.8%
28,191		Alexandria Real Estate Equities, Inc	5,005,312
100,275		American Tower Corp	26,210,882
35,891		Apartment Investment & Management Co	1,393,289
32,368		AvalonBay Communities, Inc	4,956,188
32,221		Boston Properties, Inc	2,870,569
78,942	*	CBRE Group, Inc	3,458,449
93,733		Crown Castle International Corp	15,625,291
60,479		Digital Realty Trust, Inc	9,709,299
82,410		Duke Realty Corp	3,312,058
19,869		Equinix, Inc	15,606,702
77,879		Equity Residential	4,176,651
14,647		Essex Property Trust, Inc	3,233,179
30,629		Extra Space Storage, Inc	3,165,201
16,185		Federal Realty Investment Trust	1,234,915
123,824		Healthpeak Properties Inc	3,379,157
162,236		Host Hotels and Resorts, Inc	1,748,904
61,374		Iron Mountain, Inc	1,730,133
92,884		Kimco Realty Corp	1,035,657
25,815		Mid-America Apartment Communities, Inc	3,076,890
166,275		Prologis, Inc	17,528,710
34,151		Public Storage, Inc	6,826,102
77,062		Realty Income Corp	4,627,573
42,578		Regency Centers Corp	1,746,975
25,317		SBA Communications Corp	7,887,258
69,850		Simon Property Group, Inc	4,355,148
15,514		SL Green Realty Corp	721,401
66,466		UDR, Inc	2,406,069
85,518		Ventas, Inc	3,280,470
224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

31,795		Vornado Realty Trust	$1,097,563
96,021		Welltower, Inc	5,142,885
168,276		Weyerhaeuser Co	4,679,756
		TOTAL REAL ESTATE	171,228,636

RETAILING - 8.3%
15,244		Advance Auto Parts, Inc	2,288,734
94,747	*	Amazon.com, Inc	299,843,936
5,266	*	AutoZone, Inc	6,358,274
51,148		Best Buy Co, Inc	5,093,829
9,305	*	Booking Holdings, Inc	15,466,120
37,610	*	CarMax, Inc	3,647,042
57,336		Dollar General Corp	10,916,774
53,643	*	Dollar Tree, Inc	5,007,574
148,843		eBay, Inc	8,228,041
31,987		Expedia Group Inc	2,591,267
45,479	e	Gap, Inc	608,054
31,808		Genuine Parts Co	2,867,491
243,682		Home Depot, Inc	64,695,134
33,931		Kohl’s Corp	646,046
52,682		L Brands, Inc	1,285,968
66,353	*	LKQ Corp	1,870,491
170,832		Lowe’s Companies, Inc	25,438,593
16,946	*	O’Reilly Automotive, Inc	8,089,682
81,048		Ross Stores, Inc	7,267,574
112,442		Target Corp	14,154,199
24,147		Tiffany & Co	3,027,068
271,387		TJX Companies, Inc	14,109,410
26,134		Tractor Supply Co	3,730,367
12,644	*	Ulta Beauty, Inc	2,440,166
		TOTAL RETAILING	509,671,834

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
263,904	*	Advanced Micro Devices, Inc	20,434,087
83,272		Analog Devices, Inc	9,563,789
206,202		Applied Materials, Inc	13,264,974
90,467		Broadcom, Inc	28,655,422
956,968		Intel Corp	45,676,082
34,784		KLA Corp	6,950,887
32,855		Lam Research Corp	12,391,592
60,866		Maxim Integrated Products, Inc	4,144,366
55,024		Microchip Technology, Inc	5,597,591
252,215	*	Micron Technology, Inc	12,624,622
139,169		NVIDIA Corp	59,089,766
25,312	*	Qorvo, Inc	3,243,733
254,747		QUALCOMM, Inc	26,903,831
38,073		Skyworks Solutions, Inc	5,542,667
207,516		Texas Instruments, Inc	26,468,666
55,925		Xilinx, Inc	6,003,549
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	286,555,624
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 14.6%
144,185		Accenture plc	$32,409,904
108,845	*	Adobe, Inc	48,362,011
37,355	*	Akamai Technologies, Inc	4,200,196
19,660	*	Ansys, Inc	6,106,396
49,881	*	Autodesk, Inc	11,793,365
97,296		Automatic Data Processing, Inc	12,931,611
25,800		Broadridge Financial Solutions, Inc	3,465,972
63,129	*	Cadence Design Systems, Inc	6,896,843
25,737		Citrix Systems, Inc	3,674,214
123,274		Cognizant Technology Solutions Corp (Class A)	8,422,080
56,553		DXC Technology Co	1,012,864
139,032		Fidelity National Information Services, Inc	20,341,772
127,538	*	Fiserv, Inc	12,727,017
18,818	*	FleetCor Technologies, Inc	4,865,770
30,499	*	Fortinet, Inc	4,218,012
20,022	*	Gartner, Inc	2,495,542
67,088		Global Payments, Inc	11,943,006
200,769		International Business Machines Corp	24,682,541
58,810		Intuit, Inc	18,017,620
17,021		Jack Henry & Associates, Inc	3,034,844
30,088		Leidos Holdings, Inc	2,863,174
200,118		Mastercard, Inc (Class A)	61,742,407
1,714,677		Microsoft Corp	351,525,932
119,737		NortonLifelock, Inc	2,568,359
470,505		Oracle Corp	26,089,502
73,358		Paychex, Inc	5,275,907
11,002	*	Paycom Software, Inc	3,128,639
265,361	*	PayPal Holdings, Inc	52,029,331
203,215	*	salesforce.com, Inc	39,596,443
43,000	*	ServiceNow, Inc	18,885,600
33,683	*	Synopsys, Inc	6,710,327
9,145	*	Tyler Technologies, Inc	3,267,051
22,469	*	VeriSign, Inc	4,756,238
381,903		Visa, Inc (Class A)	72,714,331
91,845		Western Union Co	2,229,997
		TOTAL SOFTWARE & SERVICES	894,984,818

TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
66,540		Amphenol Corp (Class A)	7,037,270
921,279		Apple, Inc	391,580,426
11,870	*	Arista Networks, Inc	3,083,470
32,301		CDW Corp	3,754,991
957,548		Cisco Systems, Inc	45,100,511
174,152		Corning, Inc	5,398,712
14,293	*	F5 Networks, Inc	1,942,419
31,827		FLIR Systems, Inc	1,325,913
287,040		Hewlett Packard Enterprise Co	2,833,085
328,879		HP, Inc	5,781,693
7,751	*	IPG Photonics Corp	1,387,507
72,375		Juniper Networks, Inc	1,836,877
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

42,995	*	Keysight Technologies, Inc	$4,294,771
38,193		Motorola Solutions, Inc	5,339,381
53,302		NetApp, Inc	2,361,279
53,598		Seagate Technology, Inc	2,423,702
74,760		TE Connectivity Ltd	6,658,873
67,031		Western Digital Corp	2,889,036
32,313		Xerox Holdings Corp	538,011
12,071	*	Zebra Technologies Corp (Class A)	3,388,933
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	498,956,860

TELECOMMUNICATION SERVICES - 1.9%
1,611,372		AT&T, Inc	47,664,384
217,555		CenturyLink, Inc	2,099,405
132,208	*	T-Mobile US, Inc	14,196,495
935,754		Verizon Communications, Inc	53,787,140
		TOTAL TELECOMMUNICATION SERVICES	117,747,424

TRANSPORTATION - 1.8%
28,329		Alaska Air Group, Inc	975,651
100,895	e	American Airlines Group, Inc	1,121,952
31,037		CH Robinson Worldwide, Inc	2,908,788
173,462		CSX Corp	12,374,779
128,418		Delta Air Lines, Inc	3,206,597
36,577		Expeditors International of Washington, Inc	3,091,122
55,195		FedEx Corp	9,294,838
18,087		JB Hunt Transport Services, Inc	2,340,458
22,456		Kansas City Southern	3,859,064
57,950		Norfolk Southern Corp	11,138,570
21,039		Old Dominion Freight Line	3,846,350
121,509		Southwest Airlines Co	3,753,413
153,360		Union Pacific Corp	26,584,956
56,442	*	United Airlines Holdings Inc	1,771,150
158,779		United Parcel Service, Inc (Class B)	22,667,290
		TOTAL TRANSPORTATION	108,934,978

UTILITIES - 3.1%
145,177		AES Corp	2,211,046
53,637		Alliant Energy Corp	2,888,352
57,725		Ameren Corp	4,631,854
112,580		American Electric Power Co, Inc	9,780,950
41,836		American Water Works Co, Inc	6,161,188
26,311		Atmos Energy Corp	2,788,703
125,277		Centerpoint Energy, Inc	2,381,516
64,194		CMS Energy Corp	4,119,971
76,408		Consolidated Edison, Inc	5,870,427
188,586		Dominion Energy, Inc	15,281,124
42,859		DTE Energy Co	4,955,786
165,407		Duke Energy Corp	14,016,589
86,926		Edison International	4,839,170
45,393		Entergy Corp	4,772,166
53,359		Evergy, Inc	3,459,264
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

77,347	Eversource Energy	$6,966,644
219,315	Exelon Corp	8,467,752
121,405	FirstEnergy Corp	3,520,745
110,655	NextEra Energy, Inc	31,060,858
85,911	NiSource, Inc	2,100,524
52,892	NRG Energy, Inc	1,788,279
24,077	Pinnacle West Capital Corp	2,000,317
173,852	PPL Corp	4,627,940
113,952	Public Service Enterprise Group, Inc	6,374,475
65,773	Sempra Energy	8,186,108
241,623	Southern Co	13,195,032
72,569	WEC Energy Group, Inc	6,912,923
117,746	Xcel Energy, Inc	8,129,184
	TOTAL UTILITIES	191,488,887

	TOTAL COMMON STOCKS	6,117,658,372
	(Cost $3,243,489,673)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
25,489	Occidental Petroleum Corp	142,738
	TOTAL ENERGY	142,738

	TOTAL RIGHTS / WARRANTS	142,738
	(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

TREASURY DEBT - 0.2%
$8,761,000		United States Treasury Bill	0.120%	08/20/20	8,760,638
4,080,000		United States Treasury Bill	0.093	09/03/20	4,079,675
		TOTAL TREASURY DEBT			12,840,313

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
3,528,405	c	State Street Navigator Securities Lending Government Money Market Portfolio			3,528,405
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,528,405

		TOTAL SHORT-TERM INVESTMENTS			16,368,718
		(Cost $16,368,506)

		TOTAL INVESTMENTS - 100.0%			6,134,169,828
		(Cost $3,259,858,179)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			2,558,547
		NET ASSETS - 100.0%			$6,136,728,375
228

TIAA-CREF FUNDS - S&P 500 Index Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,090,846.

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	84	09/18/20	$13,338,245	$13,706,700	$368,455

229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.4%
141,755	*	Adient plc	$2,358,803
178,739	*	American Axle & Manufacturing Holdings, Inc	1,261,897
80,314		Cooper Tire & Rubber Co	2,494,553
33,267	*	Cooper-Standard Holding, Inc	356,290
229,544		Dana Inc	2,623,688
42,640	*	Dorman Products, Inc	3,485,820
62,259	*	Fox Factory Holding Corp	5,541,051
51,983	*	Gentherm, Inc	2,015,381
369,883		Goodyear Tire & Rubber Co	3,332,646
39,753		LCI Industries, Inc	5,000,927
78,672	*	Modine Manufacturing Co	427,976
29,659	*	Motorcar Parts of America, Inc	493,674
34,997		Standard Motor Products, Inc	1,591,663
41,770	*	Stoneridge, Inc	865,474
81,510	*,e	Tenneco, Inc	603,989
44,357	*	Visteon Corp	3,220,762
50,571		Winnebago Industries, Inc	3,054,994
105,128	*,e	Workhorse Group, Inc	1,631,587
26,622	*	XPEL, Inc	448,048
		TOTAL AUTOMOBILES & COMPONENTS	40,809,223

BANKS - 9.4%
13,720		1st Constitution Bancorp	169,579
26,434		1st Source Corp	875,494
14,059		ACNB Corp	289,615
30,330		Allegiance Bancshares, Inc	739,749
26,559		Altabancorp	497,981
20,399		Amalgamated Bank	235,608
36,185	*	Amerant Bancorp Inc	483,070
16,123		American National Bankshares, Inc	354,061
105,485		Ameris Bancorp	2,434,066
13,346		Ames National Corp	246,901
21,621		Arrow Financial Corp	590,253
34,764	*	Atlantic Capital Bancshares, Inc	347,640
125,890		Atlantic Union Bankshares Corp	2,841,337
3,751		Auburn National Bancorporation, Inc	170,670
92,100	*	Axos Financial, Inc	2,063,961
69,664		Banc of California, Inc	746,798
29,877		Bancfirst Corp	1,301,442
160,353		BancorpSouth Bank	3,356,188
9,995	e	Bank First Corp	621,789
24,830		Bank of Commerce Holdings	187,466
21,324		Bank of Marin Bancorp	669,787
85,179		Bank of NT Butterfield & Son Ltd	2,217,209
6,887		Bank of Princeton	123,897
4,543		Bank7 Corp	45,021
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,737		BankFinancial Corp	$158,463
146,290		BankUnited	2,946,281
14,894		Bankwell Financial Group, Inc	221,921
55,745		Banner Corp	1,975,045
27,319		Bar Harbor Bankshares	543,102
15,527	*	Baycom Corp	159,618
20,148	*	BBX Capital Corp	280,460
22,156		BCB Bancorp, Inc	178,356
77,453		Berkshire Hills Bancorp, Inc	771,432
9,368	*	Bogota Financial Corp	73,914
131,755		Boston Private Financial Holdings, Inc	775,378
26,586		Bridge Bancorp, Inc	480,941
36,837	*	Bridgewater Bancshares, Inc	342,216
120,453		Brookline Bancorp, Inc	1,155,747
31,617		Bryn Mawr Bank Corp	823,307
22,586		Business First Bancshares, Inc	308,073
37,456		Byline Bancorp, Inc	485,430
5,305		C&F Financial Corp	155,702
203,633		Cadence BanCorp	1,590,374
12,117	*,e	California Bancorp, Inc	158,854
10,173		Cambridge Bancorp	551,275
24,053		Camden National Corp	762,240
8,393	*	Capital Bancorp, Inc	89,134
22,845		Capital City Bank Group, Inc	430,171
216,395		Capitol Federal Financial	2,088,212
21,162		Capstar Financial Holdings, Inc	214,794
37,237		Carter Bank & Trust	262,521
123,309		Cathay General Bancorp	2,981,612
7,897	e	CB Financial Services, Inc	136,618
30,502		CBTX, Inc	481,627
42,525		Central Pacific Financial Corp	661,689
17,438		Central Valley Community Bancorp	229,135
4,239		Century Bancorp, Inc	295,204
8,038		Chemung Financial Corp	217,106
10,981	e	ChoiceOne Financial Services, Inc	312,958
157,675		CIT Group, Inc	2,991,095
20,904		Citizens & Northern Corp	370,001
7,476		Citizens Holding Co	161,183
25,387		City Holding Co	1,585,672
22,109		Civista Bancshares, Inc	290,291
23,864		CNB Financial Corp	389,699
13,535	*	Coastal Financial Corp	180,963
15,088		Codorus Valley Bancorp, Inc	177,284
10,806		Colony Bankcorp Inc	115,300
116,947		Columbia Banking System, Inc	3,383,277
83,312	*	Columbia Financial, Inc	1,002,243
83,223		Community Bank System, Inc	4,679,629
24,694		Community Bankers Trust Corp	127,421
7,045		Community Financial Corp	158,653
24,404		Community Trust Bancorp, Inc	747,006
59,068		ConnectOne Bancorp, Inc	814,548
8,071	e	County Bancorp, Inc	149,798
81,861	*,e	CrossFirst Bankshares, Inc	750,665
51,373	*	Customers Bancorp, Inc	608,770
208,970		CVB Financial Corp	3,776,088
15,783		Delmar Bancorp	91,857
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,345		Dime Community Bancshares	$579,557
10,059		Eagle Bancorp Montana, Inc	155,412
50,756		Eagle Bancorp, Inc	1,526,740
13,817		Enterprise Bancorp, Inc	297,065
37,516		Enterprise Financial Services Corp	1,090,215
22,988	*	Equity Bancshares, Inc	325,050
10,733	*	Esquire Financial Holdings, Inc	166,898
11,255		ESSA Bancorp, Inc	141,813
175,359		Essent Group Ltd	6,283,113
10,606		Evans Bancorp, Inc	233,862
17,693	e	Farmers & Merchants Bancorp, Inc	380,223
42,907		Farmers National Banc Corp	463,825
27,397	e	FB Financial Corp	696,158
14,973		Federal Agricultural Mortgage Corp (FAMC)	891,043
6,246	e	Fidelity D&D Bancorp, Inc	285,192
27,279		Financial Institutions, Inc	402,911
47,184		First Bancorp (NC)	974,821
345,894		First Bancorp (Puerto Rico)	1,881,663
15,618		First Bancorp, Inc	314,547
34,281		First Bancshares, Inc	682,535
25,831		First Bank	168,676
81,042		First Busey Corp	1,385,818
12,667		First Business Financial Services, Inc	188,358
4,693	e	First Capital Inc	251,122
20,180		First Choice Bancorp	305,323
156,728		First Commonwealth Financial Corp	1,233,449
27,679		First Community Bancshares, Inc	541,401
11,344	e	First Community Corp	152,010
157,204		First Financial Bancorp	2,187,494
209,027		First Financial Bankshares, Inc	6,254,088
21,085		First Financial Corp	704,872
65,288		First Foundation, Inc	1,003,477
6,249		First Guaranty Bancshares, Inc	73,676
16,691		First Internet Bancorp	244,523
69,770		First Interstate Bancsystem, Inc	2,031,005
85,912		First Merchants Corp	2,098,830
24,155		First Mid-Illinois Bancshares, Inc	589,624
186,390		First Midwest Bancorp, Inc	2,261,843
11,269		First Northwest Bancorp	115,507
38,524		First of Long Island Corp	574,393
3,021		First Savings Financial Group, Inc	128,392
10,786		First United Corp	116,597
10,003	*,e	First Western Financial, Inc	141,142
56,906		Flagstar Bancorp, Inc	1,785,710
43,486		Flushing Financial Corp	481,825
24,717		FNCB Bancorp Inc	138,168
21,651		Franklin Financial Network, Inc	571,586
6,082		Franklin Financial Services Corp	146,698
5,775		FS Bancorp, Inc	219,450
261,210		Fulton Financial Corp	2,533,737
17,587	*	FVCBankcorp, Inc	173,408
40,337		German American Bancorp, Inc	1,147,184
155,147		Glacier Bancorp, Inc	5,478,241
17,406		Great Southern Bancorp, Inc	627,834
86,518		Great Western Bancorp, Inc	1,124,734
3,120		Greene County Bancorp, Inc	67,174
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,895		Guaranty Bancshares, Inc	$322,354
138,042		Hancock Whitney Corp	2,631,081
49,469		Hanmi Financial Corp	456,599
84,726		HarborOne Northeast Bancorp, Inc	733,727
8,548		Hawthorn Bancshares Inc	141,213
14,205		HBT Financial, Inc	170,744
57,219		Heartland Financial USA, Inc	1,787,522
94,778		Heritage Commerce Corp	642,595
56,387		Heritage Financial Corp	1,066,560
116,136		Hilltop Holdings, Inc	2,261,168
2,004		Hingham Institution for Savings	352,704
11,365		Home Bancorp, Inc	265,714
247,800		Home Bancshares, Inc	4,046,574
36,828		HomeStreet, Inc	973,732
25,940		HomeTrust Bancshares, Inc	374,055
184,621		Hope Bancorp, Inc	1,556,355
68,500		Horizon Bancorp	692,535
20,861	*	Howard Bancorp, Inc	198,388
52,538		Independent Bank Corp (MA)	3,389,752
36,159		Independent Bank Corp (MI)	504,960
59,095		Independent Bank Group, Inc	2,596,043
86,356		International Bancshares Corp	2,626,950
19,025		Investar Holding Corp	253,603
376,632		Investors Bancorp, Inc	3,058,252
121,762		Kearny Financial Corp	978,966
75,047		Lakeland Bancorp, Inc	763,978
39,504		Lakeland Financial Corp	1,748,447
5,968	e	Landmark Bancorp, Inc	122,941
18,657		LCNB Corp	233,586
6,781		Level One Bancorp, Inc	109,649
8,088	*	Limestone Bancorp, Inc	85,571
45,386		Live Oak Bancshares, Inc	772,016
27,683		Luther Burbank Corp	264,926
37,290		Macatawa Bank Corp	268,488
20,820		Mackinac Financial Corp	189,462
16,031	*	MainStreet Bancshares Inc	207,281
26,472		Mercantile Bank Corp	563,589
12,448		Merchants Bancorp	229,417
73,331		Meridian Bancorp, Inc	836,340
8,582	*,e	Meridian Corp	128,902
52,232		Meta Financial Group, Inc	974,649
29,837	e	Metrocity Bankshares, Inc	402,203
11,009	*	Metropolitan Bank Holding Corp	325,646
14,066		Mid Penn Bancorp, Inc	270,349
9,497		Middlefield Banc Corp	167,527
34,537		Midland States Bancorp, Inc	486,626
20,052		MidWestOne Financial Group, Inc	362,540
7,084	*	MMA Capital Holdings Inc	175,542
124,046	*	Mr Cooper Group, Inc	2,025,671
14,402		MVB Financial Corp	190,394
48,249		National Bank Holdings Corp	1,340,357
9,960		National Bankshares, Inc	249,797
70,010		NBT Bancorp, Inc	2,085,598
14,514	*	Nicolet Bankshares, Inc	813,074
108,384	*	NMI Holdings, Inc	1,682,120
12,065		Northeast Bank	229,718
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,441		Northfield Bancorp, Inc	$667,328
10,007		Northrim BanCorp, Inc	230,361
193,116		Northwest Bancshares, Inc	1,902,193
8,879		Norwood Financial Corp	215,049
8,267	e	Oak Valley Bancorp	105,818
92,523		OceanFirst Financial Corp	1,417,452
81,671		OFG Bancorp	1,068,257
4,666		Ohio Valley Banc Corp	91,920
266,287		Old National Bancorp	3,725,355
49,526		Old Second Bancorp, Inc	412,056
22,204		OP Bancorp	138,109
35,056		Origin Bancorp, Inc	832,229
20,109		Orrstown Financial Services, Inc	273,482
134,402		Pacific Premier Bancorp, Inc	2,823,786
22,792		Park National Corp	1,954,642
19,873		Parke Bancorp, Inc	232,315
27,378		PCB Bancorp	251,878
24,441		PCSB Financial Corp	271,784
15,712	*	PDL Community Bancorp	142,979
29,620		Peapack Gladstone Financial Corp	482,214
10,726		Penns Woods Bancorp, Inc	216,665
75,708		PennyMac Financial Services, Inc	3,653,668
5,310		Peoples Bancorp of North Carolina, Inc	87,881
28,674		Peoples Bancorp, Inc	575,487
11,777		Peoples Financial Services Corp	422,912
16,955	*	Pioneer Bancorp, Inc	147,509
7,352	e	Plumas Bancorp	153,436
22,385		Preferred Bank	833,841
20,251		Premier Financial Bancorp, Inc	214,661
60,499		Premier Financial Corp	1,069,622
5,488	*	Professional Holding Corp	62,069
10,146		Provident Bancorp Inc	79,646
8,540		Provident Financial Holdings, Inc	104,188
97,974		Provident Financial Services, Inc	1,337,345
15,523		Prudential Bancorp, Inc	173,858
23,572		QCR Holdings, Inc	704,331
309,593		Radian Group, Inc	4,619,128
29,848		RBB Bancorp	382,054
7,570		Red River Bancshares Inc	303,103
24,520		Reliant Bancorp Inc	361,670
88,556		Renasant Corp	2,057,156
16,512		Republic Bancorp, Inc (Class A)	498,993
71,588	*	Republic First Bancorp, Inc	166,800
20,153		Richmond Mutual Bancorporation, Inc	232,364
31,200		Riverview Bancorp, Inc	152,256
61,604		S&T Bancorp, Inc	1,324,486
4,045		Salisbury Bancorp, Inc	147,278
73,361		Sandy Spring Bancorp, Inc	1,696,106
11,319		SB Financial Group, Inc	140,582
11,812		SB One Bancorp	218,640
83,104	*	Seacoast Banking Corp of Florida	1,569,004
15,696	*,e	Security National Financial Corp	96,530
20,322	*	Select Bancorp, Inc	158,715
78,144		ServisFirst Bancshares, Inc	2,859,289
20,120		Shore Bancshares, Inc	186,512
24,765		Sierra Bancorp	435,369
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,665	*	Silvergate Capital Corp	$337,171
176,514		Simmons First National Corp (Class A)	2,928,367
18,371		SmartFinancial, Inc	261,970
15,593		South Plains Financial Inc	208,322
113,255		South State Corp	5,397,733
10,088	*	Southern First Bancshares, Inc	246,147
11,360		Southern Missouri Bancorp, Inc	247,762
37,952		Southern National Bancorp of Virginia, Inc	319,556
51,865		Southside Bancshares, Inc	1,436,661
20,998	*	Spirit of Texas Bancshares, Inc	244,627
6,207		Standard AVB Financial Corp	124,512
27,227		Sterling Bancorp, Inc	83,042
33,476		Stock Yards Bancorp, Inc	1,308,577
20,802		Summit Financial Group, Inc	312,862
14,282		Territorial Bancorp, Inc	313,776
80,665	*	Texas Capital Bancshares, Inc	2,679,691
86,990	*	The Bancorp, Inc	820,316
14,958		Timberland Bancorp, Inc	249,200
23,206		Tompkins Financial Corp	1,497,483
109,502		Towne Bank	1,931,615
41,971		Trico Bancshares	1,175,188
44,553	*	Tristate Capital Holdings, Inc	590,327
34,976	*	Triumph Bancorp, Inc	916,371
151,845		Trustco Bank Corp NY	879,183
100,975		Trustmark Corp	2,273,957
70,851		UMB Financial Corp	3,528,380
197,954		United Bankshares, Inc	5,210,149
126,347		United Community Banks, Inc	2,265,402
14,975		United Security Bancshares	93,744
14,239		Unity Bancorp, Inc	178,130
44,403		Univest Financial Corp	678,922
646,029		Valley National Bancorp	4,825,837
77,462		Veritex Holdings, Inc	1,295,165
45,214		Walker & Dunlop, Inc	2,279,238
121,943		Washington Federal, Inc	2,846,150
27,097		Washington Trust Bancorp, Inc	903,414
37,789		Waterstone Financial, Inc	577,416
105,888		WesBanco, Inc	2,099,759
27,159		West Bancorporation, Inc	445,679
42,671		Westamerica Bancorporation	2,575,622
40,029		Western New England Bancorp, Inc	201,746
81,280		WSFS Financial Corp	2,318,918
		TOTAL BANKS	276,658,945

CAPITAL GOODS - 9.6%
65,714		Aaon, Inc	3,893,555
54,385		AAR Corp	936,510
79,786		Advanced Drainage Systems, Inc	3,909,514
45,730	*	Aegion Corp	705,157
118,394	*	Aerojet Rocketdyne Holdings, Inc	4,883,753
34,745	*	Aerovironment, Inc	2,659,730
15,739		Alamo Group, Inc	1,622,848
49,029		Albany International Corp (Class A)	2,357,314
10,908		Allied Motion Technologies, Inc	411,232
19,578	*,e	Alpha Pro Tech Ltd	426,213
27,509	*,e	Alta Equipment Group, Inc	209,068
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

103,864		Altra Industrial Motion Corp	$3,555,265
38,902	*	Ameresco, Inc	1,076,807
38,968	*,e	American Superconductor Corp	362,402
27,282	*	American Woodmark Corp	2,199,475
40,483		Apogee Enterprises, Inc	874,028
61,709		Applied Industrial Technologies, Inc	3,895,072
79,144		Arcosa, Inc	3,341,460
23,939		Argan, Inc	1,026,983
35,493		Astec Industries, Inc	1,579,084
37,899	*	Astronics Corp	329,721
75,248	*	Atkore International Group, Inc	2,006,864
41,466		AZZ, Inc	1,309,496
75,990		Barnes Group, Inc	2,801,751
86,701	*	Beacon Roofing Supply, Inc	2,701,603
142,147	*	Bloom Energy Corp	1,728,508
25,035	*	Blue Bird Corp	313,689
108,352	*	BMC Stock Holdings, Inc	2,773,811
183,730	*	Builders FirstSource, Inc	4,352,564
35,727		Caesarstone Sdot-Yam Ltd	409,789
25,106	*	CAI International, Inc	432,074
58,112	*	Chart Industries, Inc	3,982,415
33,279	*	CIRCOR International, Inc	872,575
35,877		Columbus McKinnon Corp	1,188,605
57,678		Comfort Systems USA, Inc	2,867,173
58,215	*,e	Concrete Pumping Holdings Inc	217,724
32,002	*	Construction Partners Inc	529,633
79,784	*	Cornerstone Building Brands, Inc	452,375
23,158		CSW Industrials, Inc	1,546,723
50,171	e	Cubic Corp	2,107,182
35,198		Douglas Dynamics, Inc	1,244,249
16,798	*	Ducommun, Inc	603,888
26,361	*	DXP Enterprises, Inc	444,974
49,300	*	Dycom Industries, Inc	2,111,519
10,762		Eastern Co	175,528
87,646		EMCOR Group, Inc	6,003,751
31,758		Encore Wire Corp	1,593,934
58,586	*	Energy Recovery, Inc	444,668
87,466		Enerpac Tool Group Corp	1,653,107
68,828		EnerSys	4,629,371
32,954		EnPro Industries, Inc	1,572,894
40,903		ESCO Technologies, Inc	3,515,204
9,791	*,e	EVI Industries, Inc	247,516
139,978	*	Evoqua Water Technologies Corp	2,691,777
97,071		Federal Signal Corp	3,000,465
224,625		Fluor Corp	2,288,929
31,656	*	Foundation Building Materials, Inc	434,637
74,183		Franklin Electric Co, Inc	4,009,591
339,865	*,e	FuelCell Energy, Inc	757,899
56,284		GATX Corp	3,432,761
15,863	*	Gencor Industries, Inc	189,880
16,584	*	General Finance Corp	97,514
52,349	*	Gibraltar Industries, Inc	2,707,490
65,772	*	GMS, Inc	1,541,038
29,918		Gorman-Rupp Co	905,319
15,099		Graham Corp	198,703
75,548	e	Granite Construction, Inc	1,281,294
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

103,824	*	Great Lakes Dredge & Dock Corp	$867,969
51,544	e	Greenbrier Cos, Inc	1,326,227
60,624		Griffon Corp	1,386,471
48,952		H&E Equipment Services, Inc	861,066
126,410	*	Harsco Corp	2,017,504
69,484	*	HC2 Holdings, Inc	188,302
48,169		Helios Technologies, Inc	1,822,233
39,551	*	Herc Holdings, Inc	1,326,541
118,108		Hillenbrand, Inc	3,452,297
12,094		Hurco Cos, Inc	335,488
15,418		Hyster-Yale Materials Handling, Inc	575,246
14,821	*	IES Holdings, Inc	353,184
29,088		Insteel Industries, Inc	542,200
110,425	*	JELD-WEN Holding, Inc	2,164,330
50,494		John Bean Technologies Corp	4,734,317
18,250		Kadant, Inc	1,980,308
44,292		Kaman Corp	1,749,091
132,406		Kennametal, Inc	3,569,666
173,167	*	Kratos Defense & Security Solutions, Inc	3,118,738
7,476	*	Lawson Products, Inc	223,383
20,622	*	LB Foster Co (Class A)	289,945
17,357		Lindsay Corp	1,683,108
41,122		LSI Industries, Inc	240,975
47,504		Luxfer Holdings plc	603,301
29,014	*	Lydall, Inc	470,027
54,380	*	Manitowoc Co, Inc	579,691
38,833	*	Masonite International Corp	3,275,564
91,858	*,e	Mastec, Inc	3,654,111
100,265	e	Maxar Technologies, Inc	1,783,714
109,418	*	Meritor, Inc	2,489,260
19,721		Miller Industries, Inc	559,090
47,764		Moog, Inc (Class A)	2,565,882
73	*	Morgan Group Holding Co	902
118,841	*	MRC Global, Inc	707,104
89,271		Mueller Industries, Inc	2,496,017
250,267		Mueller Water Products, Inc (Class A)	2,532,702
24,913	*	MYR Group, Inc	913,560
8,342		National Presto Industries, Inc	712,323
79,951	*	Navistar International Corp	2,560,831
20,889	*,e	Nesco Holdings, Inc	70,187
67,463		NN, Inc	354,855
13,763	*	Northwest Pipe Co	342,011
172,013	*	NOW, Inc	1,355,462
17,713	*	NV5 Global Inc	1,005,036
5,153		Omega Flex, Inc	627,378
42,017	*	Orion Energy Systems, Inc	166,387
28,716		Park Aerospace Corp	309,558
35,804	*	Parsons Corp	1,247,053
36,395		Patrick Industries, Inc	2,327,460
94,791	*	PGT, Inc	1,618,082
525,406	*,e	Plug Power, Inc	4,050,880
15,137		Powell Industries, Inc	401,887
5,078		Preformed Line Products Co	250,142
76,501		Primoris Services Corp	1,226,311
43,164	*	Proto Labs, Inc	5,184,860
55,323		Quanex Building Products Corp	777,288
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,020		Raven Industries, Inc	$1,210,592
39,781	*	RBC Bearings, Inc	4,869,990
203,531	*	Resideo Technologies, Inc	2,702,892
54,876		REV Group, Inc	356,694
172,057		Rexnord Corp	4,984,491
41,943		Rush Enterprises, Inc (Class A)	1,995,648
8,216		Rush Enterprises, Inc (Class B)	326,997
54,115		Shyft Group, Inc	1,021,691
70,372		Simpson Manufacturing Co, Inc	6,795,120
67,503	*	SiteOne Landscape Supply, Inc	8,642,409
68,855	*	SPX Corp	2,891,910
68,940	*	SPX FLOW, Inc	2,763,115
18,895		Standex International Corp	1,011,827
41,451	*	Sterling Construction Co, Inc	426,945
188,426	*	Sunrun, Inc	6,913,350
19,352		Systemax, Inc	433,678
29,552		Tennant Co	1,968,754
107,384		Terex Corp	2,024,188
89,836	*	Textainer Group Holdings Ltd	758,216
17,538	*,e	The ExOne Company	153,633
49,731	*	Thermon Group Holdings	673,855
30,380	*	Titan Machinery, Inc	330,079
48,447	*	TPI Composites, Inc	1,239,274
9,875	*	Transcat Inc	275,513
69,774	*	Trimas Corp	1,632,712
83,146		Triton International Ltd	2,616,605
87,155		Triumph Group, Inc	590,911
67,522	*	Tutor Perini Corp	794,734
14,536	*	Ultralife Corp	103,206
17,748	*	Vectrus, Inc	780,735
21,329	*	Veritiv Corp	326,547
28,738	*	Vicor Corp	2,341,285
81,044	*	Vivint Solar, Inc	1,648,435
87,851		Wabash National Corp	1,000,623
44,519		Watts Water Technologies, Inc (Class A)	3,734,699
204,596	*	Welbilt, Inc	1,243,944
79,274	*	WESCO International, Inc	3,081,380
5,306	*	Willis Lease Finance Corp	103,467
256,290	*	WillScot Mobile Mini Holdings Corp	3,859,727
		TOTAL CAPITAL GOODS	281,285,021

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
107,216		ABM Industries, Inc	3,849,054
81,399	*	Acacia Research (Acacia Technologies)	322,340
155,880		ACCO Brands Corp	1,016,338
119,985	*	Advanced Disposal Services, Inc	3,618,748
14,374	*	Akerna Corp	93,862
229,043	*,g	API Group Corp	3,190,569
82,222	*	ASGN Inc	5,628,918
11,399		Barrett Business Services, Inc	600,499
14,461		BG Staffing, Inc	131,306
78,606		Brady Corp (Class A)	3,613,518
51,614	*	BrightView Holdings, Inc	625,562
80,473	e	Brink’s Co	3,568,978
74,883	*	Casella Waste Systems, Inc (Class A)	4,149,267
18,427	*,e	Casper Sleep, Inc	170,081
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,569	*	CBIZ, Inc	$1,972,338
56,141	*	Ceco Environmental Corp	376,145
29,259	*	Cimpress plc	2,925,900
1,670		Compx International, Inc	23,096
191,884		Covanta Holding Corp	1,888,139
12,905		CRA International, Inc	539,042
67,769		Deluxe Corp	1,913,119
40,105		Emerald Holding, Inc	109,086
40,625		Ennis, Inc	702,812
82,142		Exponent, Inc	6,904,856
16,665	*	Forrester Research, Inc	585,108
20,028	*	Franklin Covey Co	362,306
19,950	*	GP Strategies Corp	148,228
120,714		Healthcare Services Group	3,161,500
31,901		Heidrick & Struggles International, Inc	645,357
22,945	*	Heritage-Crystal Clean, Inc	319,624
93,956		Herman Miller, Inc	2,201,389
68,369		HNI Corp	2,030,559
36,791	*	Huron Consulting Group, Inc	1,755,666
29,204		ICF International, Inc	1,974,482
58,682		Insperity, Inc	3,923,479
87,218		Interface, Inc	696,000
206,006		KAR Auction Services, Inc	3,116,871
53,724		Kelly Services, Inc (Class A)	795,652
31,049		Kforce, Inc	895,453
60,047		Kimball International, Inc (Class B)	656,914
75,048		Knoll, Inc	878,812
87,987		Korn/Ferry International	2,472,435
6,144	*	Mastech Holdings, Inc	132,096
47,479		Matthews International Corp (Class A)	1,025,546
39,570		McGrath RentCorp	2,295,851
29,943	*	Mistras Group, Inc	105,699
9,268		NL Industries, Inc	33,921
286,955		Pitney Bowes, Inc	958,430
119,974	*,e	Precigen, Inc	505,091
53,179		Quad Graphics, Inc	165,387
10,400	*,e	Red Violet, Inc	159,224
46,629		Resources Connection, Inc	526,908
36,466	*	SP Plus Corp	579,445
137,445		Steelcase, Inc (Class A)	1,474,785
60,016	*	Team, Inc	237,063
87,074		Tetra Tech, Inc	7,719,110
66,744	*	TriNet Group, Inc	4,405,104
58,793	*	TrueBlue, Inc	907,176
24,374		Unifirst Corp	4,545,264
49,577		US Ecology, Inc	1,719,330
34,410		Viad Corp	497,569
115,148	*	Vivint Smart Home, Inc	1,767,522
17,002		VSE Corp	478,266
15,280	*	Willdan Group, Inc	376,805
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	105,169,000

CONSUMER DURABLES & APPAREL - 3.9%
55,282		Acushnet Holdings Corp	2,103,480
45,708	*	Beazer Homes USA, Inc	511,473
151,329		Callaway Golf Co	2,882,817
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,900	*	Cavco Industries, Inc	$2,784,587
46,194	*	Century Communities, Inc	1,645,430
38,925		Clarus Corp	466,322
108,220	*	CROCS, Inc	3,889,427
45,143	*	Deckers Outdoor Corp	9,446,173
17,839		Escalade, Inc	273,829
36,403		Ethan Allen Interiors, Inc	431,012
74,678	*,e	Fossil Group, Inc	247,184
52,692	*	Genasys, Inc	221,306
70,162	*	G-III Apparel Group Ltd	693,902
208,231	*,e	GoPro, Inc	1,101,542
43,420	*	Green Brick Partners, Inc	599,196
10,453		Hamilton Beach Brands Holding Co	158,886
40,849	*	Helen of Troy Ltd	7,689,824
19,246		Hooker Furniture Corp	411,864
36,829	*	Installed Building Products, Inc	2,913,542
44,577	*,e	iRobot Corp	3,240,302
8,698		Johnson Outdoors, Inc	761,597
142,771		KB Home	4,802,816
82,093	e	Kontoor Brands, Inc	1,572,902
12,276	*	Lakeland Industries, Inc	290,450
71,391		La-Z-Boy, Inc	2,031,788
13,139	*	Legacy Housing Corp	180,530
36,264	*	LGI Homes, Inc	4,138,085
20,138		Lifetime Brands, Inc	141,973
14,512	*,e	Lovesac Co	461,191
43,868	*	M/I Homes, Inc	1,826,225
32,787	*	Malibu Boats, Inc	1,927,220
13,803		Marine Products Corp	177,092
29,573	*	MasterCraft Boat Holdings, Inc	612,161
82,498		MDC Holdings, Inc	3,698,385
60,004	*	Meritage Homes Corp	5,951,197
22,718		Movado Group, Inc	219,002
7,049		Nacco Industries, Inc (Class A)	153,950
47,332	*	Nautilus, Inc	493,673
25,592		Oxford Industries, Inc	1,098,920
22,652	*	Purple Innovation, Inc	552,029
11,234		Rocky Brands, Inc	255,574
87,035	*	Skyline Champion Corp	2,456,998
88,510	*	Smith & Wesson Brands, Inc	2,114,504
128,868	*	Sonos, Inc	2,061,888
130,597		Steven Madden Ltd	2,766,044
27,082		Sturm Ruger & Co, Inc	2,203,662
15,106		Superior Uniform Group, Inc	290,791
203,471	*	Taylor Morrison Home Corp	4,771,395
53,452	*	TopBuild Corp	7,051,388
205,859	*	TRI Pointe Homes, Inc	3,441,962
76,206	e	Tupperware Brands Corp	1,175,859
21,356	*,e	Turtle Beach Corp	391,669
23,363	*	Unifi, Inc	279,421
22,198	*	Universal Electronics, Inc	1,022,662
32,491	*	Vera Bradley, Inc	142,473
94,127	*	Vista Outdoor, Inc	1,614,278
31,848	*,e	VOXX International Corp (Class A)	207,649
127,120		Wolverine World Wide, Inc	3,055,965
119,829	*	YETI Holdings, Inc	5,858,440
		TOTAL CONSUMER DURABLES & APPAREL	113,965,906
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.5%
67,370	*	Accel Entertainment, Inc	$538,286
82,920	*	Adtalem Global Education, Inc	2,847,473
23,067	*	American Public Education, Inc	671,480
29,802	*,e	Aspen Group, Inc	262,258
1,683	*	Biglari Holdings, Inc (B Shares)	109,277
29,485		BJ’s Restaurants, Inc	591,469
141,691		Bloomin’ Brands, Inc	1,632,280
11,785		Bluegreen Vacations Corp	84,852
130,690		Boyd Gaming Corp	3,093,432
69,546		Brinker International, Inc	1,870,092
219,335	*,e	Caesars Entertainment, Inc	6,810,352
24,946		Carriage Services, Inc	551,556
51,984	*	Carrols Restaurant Group, Inc	319,182
41,827	*	Century Casinos, Inc	168,563
67,801	e	Cheesecake Factory	1,627,224
61,324		Churchill Downs, Inc	8,494,601
25,006	*	Chuy’s Holdings, Inc	397,845
15,534		Collectors Universe	591,224
38,584		Cracker Barrel Old Country Store, Inc	4,262,374
74,207	e	Dave & Buster’s Entertainment, Inc	915,714
44,551	*	Del Taco Restaurants, Inc	340,815
89,264	*	Denny’s Corp	793,111
24,448	e	Dine Brands Global Inc.	1,110,673
29,146	*	El Pollo Loco Holdings, Inc	575,925
128,365	*	Everi Holdings, Inc	729,113
39,122	*	Fiesta Restaurant Group, Inc	253,511
30,576	e	Franchise Group, Inc	749,112
11,900	*	GAN Ltd	230,265
27,024	*	Golden Entertainment, Inc	231,055
135,828	*	Hilton Grand Vacations, Inc	2,757,308
173,829	*	Houghton Mifflin Harcourt Co	514,534
158,829	e	International Game Technology plc	1,566,054
36,771	e	Jack in the Box, Inc	3,019,267
65,497	*	K12, Inc	2,999,108
5,140	*,e	Kura Sushi USA, Inc	53,405
173,624	*	Laureate Education, Inc	2,201,552
43,316	*	Lindblad Expeditions Holdings, Inc	314,041
65,249		Marriott Vacations Worldwide Corp	5,523,980
20,134	*	Monarch Casino & Resort, Inc	728,649
4,421		Nathan’s Famous, Inc	225,162
52,986	*	Noodles & Co	368,253
71,120	e	OneSpaWorld Holdings Ltd	395,427
51,616		Papa John’s International, Inc	4,886,487
215,928	*,e	Penn National Gaming, Inc	7,309,163
110,517	*	Perdoceo Education Corp	1,591,445
59,996	*	PlayAGS, Inc	202,786
15,720		RCI Hospitality Holdings, Inc	189,898
21,697	*,e	Red Robin Gourmet Burgers, Inc	189,632
108,943		Red Rock Resorts, Inc	1,194,015
35,965	*	Regis Corp	276,211
43,672		Ruth’s Hospitality Group Inc	292,384
91,474	*	Scientific Games Corp (Class A)	1,607,198
81,273	*,e	SeaWorld Entertainment, Inc	1,176,020
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,937	*,e	Shake Shack, Inc	$2,715,741
35,455		Strategic Education, Inc	4,474,776
47,667	*	Target Hospitality Corp	68,164
105,912		Texas Roadhouse, Inc (Class A)	5,951,195
30,011	e	Twin River Worldwide Holdings Inc	647,037
45,526	*	Universal Technical Institute, Inc	338,258
47,811		Wingstop, Inc	7,470,469
77,102	*	WW International Inc	1,987,690
		TOTAL CONSUMER SERVICES	104,088,423

DIVERSIFIED FINANCIALS - 3.9%
23,632		Alerus Financial Corp	457,988
7,888	*,e	A-Mark Precious Metals, Inc	190,022
160,691		Anworth Mortgage Asset Corp	290,851
249,115		Apollo Commercial Real Estate Finance, Inc	2,316,770
164,796		Arbor Realty Trust, Inc	1,679,271
42,505		Ares Commercial Real Estate Corp	388,071
61,592		Arlington Asset Investment Corp (Class A)	167,530
102,030		ARMOUR Residential REIT, Inc	952,960
88,601		Artisan Partners Asset Management, Inc	3,210,014
28,404	*	Assetmark Financial Holdings, Inc	791,051
3,259	e	Associated Capital Group, Inc	131,794
7,942	*,e	Atlanticus Holdings Corp	64,886
32,795		B. Riley Financial, Inc	836,601
47,972		Banco Latinoamericano de Exportaciones S.A. (Class E)	559,833
485,090		BGC Partners, Inc (Class A)	1,343,699
222,062		Blackstone Mortgage Trust, Inc	5,345,032
77,387	*	Blucora, Inc	912,393
98,687		Brightsphere Investment Group, Inc	1,326,353
204,652		Broadmark Realty Capital, Inc	1,886,891
17,377	*,†	Calamos Asset Management, Inc	0
137,588	*	Cannae Holdings, Inc	5,184,316
154,079		Capstead Mortgage Corp	947,586
27,931		Cherry Hill Mortgage Investment Corp	257,803
306,475		Chimera Investment Corp	2,755,210
39,854		Cohen & Steers, Inc	2,398,414
138,421		Colony Credit Real Estate, Inc	872,052
43,603		Cowen Group, Inc	718,141
27,000		Curo Group Holdings Corp	188,730
4,916		Diamond Hill Investment Group, Inc	560,572
56,213	*	Donnelley Financial Solutions, Inc	486,243
34,005		Dynex Capital, Inc	525,377
67,705	e	Ellington Financial Inc	796,211
14,480		Ellington Residential Mortgage REIT	160,004
51,493	*,e	Encore Capital Group, Inc	1,881,039
51,786	*	Enova International, Inc	833,237
78,539	*,e	Ezcorp, Inc (Class A)	449,243
156,698		Federated Investors, Inc (Class B)	4,130,559
65,784		FirstCash, Inc	3,791,790
51,808	*,e	Focus Financial Partners, Inc	1,914,306
8,005		GAMCO Investors, Inc (Class A)	94,379
87,376		Granite Point Mortgage Trust, Inc	593,283
24,739		Great Ajax Corp	213,250
82,555	*	Green Dot Corp	4,184,713
25,633		Greenhill & Co, Inc	307,083
34,749	*	Grid Dynamics Holdings, Inc	232,123
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,613	*,e	GWG Holdings Inc	$44,968
35,464		Hamilton Lane, Inc	2,561,919
112,633		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,945,534
71,705		Houlihan Lokey, Inc	3,929,434
292,128		Invesco Mortgage Capital, Inc	896,833
21,080	e	iShares Russell 2000 ETF	3,106,349
45,928		KKR Real Estate Finance Trust, Inc	764,701
168,041		Ladder Capital Corp	1,305,679
104,309	*,e	LendingClub Corp	544,493
14,078		Marlin Business Services Corp	103,333
723,770		MFA Financial Inc	1,903,515
86,318		Moelis & Co	2,571,413
305,089		Navient Corp	2,428,508
28,694		Nelnet, Inc (Class A)	1,664,252
611,454		New York Mortgage Trust, Inc	1,602,010
35,784	*,†	NewStar Financial, Inc	8,640
31,025	*	Oportun Financial Corp	443,658
16,620		Oppenheimer Holdings, Inc	352,178
96,281		Orchid Island Capital, Inc	494,884
162,040		PennyMac Mortgage Investment Trust	3,054,454
26,441	*	Pico Holdings, Inc	214,701
27,675		Piper Jaffray Cos	1,713,359
37,468		PJT Partners, Inc	2,005,662
73,286	*	PRA Group, Inc	2,899,194
30,321		Pzena Investment Management, Inc (Class A)	158,882
58,721		Ready Capital Corp	470,942
172,198		Redwood Trust, Inc	1,227,772
14,235	*	Regional Management Corp	216,230
30,407		Safeguard Scientifics, Inc	173,016
29,718		Sculptor Capital Management, Inc	369,395
8,842	*,e	Siebert Financial Corp	30,593
15,048		Silvercrest Asset Management Group, Inc	165,528
107,819		Stifel Financial Corp	5,227,065
26,053	*	StoneX Group, Inc	1,367,261
95,896		TPG RE Finance Trust, Inc	832,377
436,809		Two Harbors Investment Corp	2,371,873
1,276		Value Line, Inc	31,453
11,753		Virtus Investment Partners, Inc	1,597,468
104,681		Waddell & Reed Financial, Inc (Class A)	1,527,296
108,368		Western Asset Mortgage Capital Corp	228,657
12,933		Westwood Holdings Group, Inc	146,919
232,018		WisdomTree Investments, Inc	835,265
8,405	*,e	World Acceptance Corp	624,492
		TOTAL DIVERSIFIED FINANCIALS	113,489,829

ENERGY - 2.3%
3,503		Adams Resources & Energy, Inc	74,158
389,484	*,e	Antero Resources Corp	1,152,873
23,221	*,e	Arch Resources, Inc	720,315
202,299		Archrock, Inc	1,347,311
52,852		Ardmore Shipping Corp	217,222
32,725	*	Aspen Aerogels, Inc	207,804
114,203		Berry Petroleum Co LLC	537,325
33,121	*	Bonanza Creek Energy, Inc	602,471
49,005		Brigham Minerals, Inc	542,975
10,636	*	Bristow Group, Inc	170,282
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,672		Cactus, Inc	$1,734,321
303,222	*	ChampionX Corp	2,883,641
212,577	*	Clean Energy Fuels Corp	505,933
298,627	*	CNX Resources Corp	2,881,751
35,351	*	Comstock Resources Inc	189,481
53,354	*	CONSOL Energy, Inc	313,722
145,214	*,e	Contango Oil & Gas Co	258,481
47,827		CVR Energy, Inc	918,278
99,684	e	Delek US Holdings, Inc	1,742,476
184,645		DHT Holdings, Inc	1,048,784
44,716	*,e	Diamond S Shipping Inc	392,606
22,684		DMC Global, Inc	666,456
55,370	*	Dorian LPG Ltd	472,860
57,882	*	Dril-Quip, Inc	1,926,892
32,851	*,e	Earthstone Energy, Inc	86,398
418,910	e	EnCana Corp	4,059,238
185,019	*,e	Energy Fuels, Inc	316,382
66,315		Evolution Petroleum Corp	173,745
47,628	*	Exterran Corp	236,711
81,370		Falcon Minerals Corp	204,239
246,859	*	Frank’s International NV	562,839
187,962	e	Frontline Ltd	1,503,696
145,135	*,e	Golar LNG Ltd	1,088,512
20,800	*,e	Goodrich Petroleum Corp	154,960
57,390	*,e	Green Plains Inc	742,053
308,165	*	Gulfport Energy Corp	311,247
227,648	*	Helix Energy Solutions Group, Inc	953,845
40,982		International Seaways, Inc	707,759
647,675		Kosmos Energy Ltd	1,042,757
100,366	e	Liberty Oilfield Services, Inc	567,068
204,998	*	Magnolia Oil & Gas Corp	1,225,888
178,292	*,e	Matador Resources Co	1,547,575
42,964	*	Matrix Service Co	376,150
30,961	*,e	Montage Resources Corp	132,823
13,038	e	Nabors Industries Ltd	552,942
36,625	*,e	National Energy Services Reunited Corp	245,021
149,191	*	Newpark Resources, Inc	281,971
9,330	*,e	NextDecade Corp	14,461
251,825	*	NexTier Oilfield Solutions, Inc	634,599
246,362	e	Nordic American Tankers Ltd	1,120,947
153,202	*	Oceaneering International, Inc	860,995
93,216	*	Oil States International, Inc	417,608
122,502	*	Overseas Shipholding Group, Inc	282,980
64,405	*	Par Pacific Holdings, Inc	477,241
292,845		Patterson-UTI Energy, Inc	1,134,774
154,102		PBF Energy, Inc	1,337,605
156,931	*	PDC Energy, Inc	2,237,836
106,115		Peabody Energy Corp	331,079
23,101	*	Penn Virginia Corp	228,931
750	*	PrimeEnergy Corp	53,437
127,984	*	ProPetro Holding Corp	687,274
342,534		Range Resources Corp	2,212,770
62,516	*	Renewable Energy Group, Inc	1,724,191
8,758	*	Rex American Resources Corp	596,858
83,751	*,e	RPC, Inc	248,740
81,605	e	Scorpio Tankers, Inc	1,078,818
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,575	*	SEACOR Holdings, Inc	$889,121
96,183	*	Select Energy Services, Inc	427,053
146,632		SFL Corp Ltd	1,218,512
183,845		SM Energy Co	542,343
46,387	e	Solaris Oilfield Infrastructure, Inc	336,770
890,864	*	Southwestern Energy Co	2,164,800
19,740	*	Talos Energy, Inc	134,429
238,928	*,e	Tellurian, Inc	213,076
73,003	*	Tidewater, Inc	454,079
931,957	*,e	Transocean Ltd (NYSE)	1,901,192
264,302	*,e	Uranium Energy Corp	255,924
117,412	e	US Silica Holdings, Inc	414,464
147,897	*,e	W&T Offshore, Inc	334,247
79,000	*,e	Whiting Petroleum Corp	61,620
102,679		World Fuel Services Corp	2,416,037
		TOTAL ENERGY	66,027,048

FOOD & STAPLES RETAILING - 0.6%
48,144		Andersons, Inc	684,608
42,471	*	Chefs’ Warehouse Holdings, Inc	489,691
56,638	*,e	HF Foods Group Inc	501,813
22,858	e	Ingles Markets, Inc (Class A)	920,034
15,412		Natural Grocers by Vitamin C	243,972
211,153	*	Performance Food Group Co	5,916,507
37,156		Pricesmart, Inc	2,428,888
90,897	*,e	Rite Aid Corp	1,377,998
59,062		SpartanNash Co	1,241,779
87,405	*	United Natural Foods, Inc	1,734,989
12,578		Village Super Market (Class A)	317,594
14,652		Weis Markets, Inc	729,963
		TOTAL FOOD & STAPLES RETAILING	16,587,836

FOOD, BEVERAGE & TOBACCO - 1.9%
6,121		Alico, Inc	184,732
103,851	e	B&G Foods, Inc (Class A)	3,002,332
2,497	*	Bridgford Foods Corp	40,202
26,223		Calavo Growers, Inc	1,514,903
51,486	*	Cal-Maine Foods, Inc	2,262,552
54,450	*	Celsius Holdings, Inc	798,781
7,573		Coca-Cola Consolidated Inc	1,738,458
18,696	*,e	Craft Brewers Alliance, Inc	276,888
258,213	*	Darling International, Inc	7,211,889
25,443	*	Farmer Bros Co	126,706
50,269		Fresh Del Monte Produce, Inc	1,135,074
62,500	*	Freshpet, Inc	6,003,125
195,108	*	Hostess Brands, Inc	2,473,969
23,885		J&J Snack Foods Corp	2,940,960
14,633		John B. Sanfilippo & Son, Inc	1,290,192
30,622		Lancaster Colony Corp	4,856,343
39,151	*	Landec Corp	369,585
24,847		Limoneira Co	334,938
21,578		MGP Ingredients, Inc	782,634
19,078	*,e	National Beverage Corp	1,223,854
135,445	*,e	New Age Beverages Corp	307,460
249,142		Primo Water Corp	3,540,308
32,734		Sanderson Farms, Inc	3,649,677
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,762	*	Seneca Foods Corp	$421,655
135,800	*	Simply Good Foods Co	3,264,632
26,185	e	Tootsie Roll Industries, Inc	830,065
15,542	e	Turning Point Brands, Inc	511,021
39,123		Universal Corp	1,649,426
221,934		Vector Group Ltd	1,957,458
		TOTAL FOOD, BEVERAGE & TOBACCO	54,699,819

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
34,067	*,e	1Life Healthcare, Inc	1,008,724
155,609	*	Accuray, Inc	347,008
12,508	*	AdaptHealth Corp	243,656
22,048	*	Addus HomeCare Corp	2,125,648
259,227	*	Allscripts Healthcare Solutions, Inc	2,333,043
74,689	*	Alphatec Holdings Inc	371,204
29,652	*	American Renal Associates Holdings, Inc	191,255
74,516	*	AMN Healthcare Services, Inc	4,093,909
59,126	*	Angiodynamics, Inc	488,381
270,773	*	Antares Pharma, Inc	706,718
18,710	*,e	Apollo Medical Holdings, Inc	313,392
49,966	*	Apyx Medical Corp	224,347
63,342	*	AtriCure, Inc	2,584,987
2,226		Atrion Corp	1,380,343
31,384	*,e	Avalon GloboCare Corp	50,842
76,880	*	Avanos Medical, Inc	2,357,910
59,834	*,e	AxoGen, Inc	680,313
48,530	*,e	Axonics Modulation Technologies, Inc	2,055,731
20,983	*	Beyond Air, Inc	130,304
14,480	*,e	BioLife Solutions Inc	279,898
36,998	*,e	BioSig Technologies Inc	333,722
54,077	*	BioTelemetry, Inc	2,301,517
306,900	*	Brookdale Senior Living, Inc	850,113
62,011		Cantel Medical Corp	2,930,020
56,172	*	Cardiovascular Systems, Inc	1,712,123
258,319	*	Cerus Corp	1,841,814
31,463	*,e	Chembio Diagnostics, Inc	173,990
41,360	*,e	Co-Diagnostics, Inc	992,640
110,539	*,e	Community Health Systems, Inc	550,484
21,820		Computer Programs & Systems, Inc	538,518
43,308		Conmed Corp	3,574,642
14,457	*	Corvel Corp	1,149,187
160,361	*	Covetrus, Inc	3,553,600
55,173	*	Cross Country Healthcare, Inc	357,797
57,365	*	CryoLife, Inc	1,113,455
53,510	*,e	CryoPort, Inc	1,773,321
27,133	*	Cutera, Inc	386,103
57,687	*,e	CytoSorbents Corp	552,353
11,193	*,e	Electromed, Inc	185,692
82,369		Ensign Group, Inc	3,788,150
66,719	*	Enzo Biochem, Inc	158,791
127,883	*	Evolent Health, Inc	1,489,837
11,267	*,e	Exagen, Inc	140,274
30,465	*,e	Five Star Senior Living, Inc	138,311
10,089	*	FONAR Corp	248,391
15,491	*	Fulgent Genetics, Inc	408,188
108,043	*	GenMark Diagnostics, Inc	1,929,648
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,177	*,e	Glaukos Corp	$3,023,035
56,511	*	Hanger Inc	986,682
51,425	*,e	Health Catalyst, Inc	1,794,732
119,937	*	HealthEquity, Inc	6,183,952
38,754	*	HealthStream, Inc	850,844
11,371	*	Heska Corp	1,094,118
140,745	*	HMS Holdings Corp	4,574,212
31,792	*,e	iCAD, Inc	293,122
22,811	*	InfuSystem Holdings, Inc	278,522
29,058	*	Inogen, Inc	892,081
117,416	*	Inovalon Holdings, Inc	2,762,798
42,514	*	Inspire Medical Systems, Inc	4,224,191
53,101	*	Integer Holding Corp	3,492,453
13,359	*	IntriCon Corp	144,277
58,986		Invacare Corp	415,261
9,882	*,e	iRadimed Corp	220,171
43,727	*	iRhythm Technologies, Inc	5,443,137
18,873	*	Joint Corp	272,526
107,944	*	Lantheus Holdings, Inc	1,455,085
27,236		LeMaitre Vascular, Inc	798,832
48,973	*	LHC Group, Inc	9,555,122
79,322	*	LivaNova plc	3,691,646
6,745	*	Lyra Therapeutics, Inc	90,383
37,272	*	Magellan Health Services, Inc	2,764,464
132,579	*	MEDNAX, Inc	2,648,928
68,274	*	Meridian Bioscience, Inc	1,672,030
87,843	*	Merit Medical Systems, Inc	3,928,339
6,483		Mesa Laboratories, Inc	1,536,082
56,071	*,e	Milestone Scientific, Inc	108,217
23,040	*	Misonix Inc	286,387
43,104	*	NantHealth, Inc	193,968
20,810		National Healthcare Corp	1,234,449
21,490		National Research Corp	1,229,013
52,125	*	Natus Medical, Inc	968,483
10,702	*,e	Nemaura Medical, Inc	67,851
85,074	*	Neogen Corp	6,531,131
54,160	*	Nevro Corp	7,201,114
85,614	*	NextGen Healthcare, Inc	1,251,677
83,041	*	NuVasive, Inc	4,744,963
68,613	*	Omnicell, Inc	4,822,808
14,666	*,e	Ontrak, Inc	561,121
23,288	*,e	OptimizeRx Corp	329,525
56,764	*	Option Care Health, Inc	668,680
103,467	*	OraSure Technologies, Inc	1,877,926
28,152	*	Orthofix Medical Inc	864,548
19,027	*	OrthoPediatrics Corp	802,749
104,464		Owens & Minor, Inc	1,679,781
135,327		Patterson Cos, Inc	3,594,285
57,888	*,e	PAVmed, Inc	115,197
42,994	*	Pennant Group, Inc	1,077,430
32,543	*,e	PetIQ, Inc	1,187,494
45,569	*	Phreesia, Inc	1,369,804
41,995	*,e	Progyny, Inc	1,118,117
3,245	*	Protara Therapeutics, Inc	80,930
19,315	*	Providence Service Corp	1,564,708
25,743	*,e	Pulse Biosciences, Inc	263,866
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

96,848	*,e	Quotient Ltd	$759,288
170,744	*	R1 RCM, Inc	2,334,070
68,714	*	RadNet, Inc	1,091,865
38,534	*,e	Repro-Med Systems, Inc	401,910
20,903	*,e	Retractable Technologies, Inc	250,209
109,022	*,e	Rockwell Medical, Inc	187,518
41,529	*	SeaSpine Holdings Corp	389,127
170,848	*	Select Medical Holdings Corp	3,252,946
23,007	*	Sharps Compliance Corp	176,004
42,579	*	Shockwave Medical Inc	2,099,996
40,490	*	SI-BONE, Inc	692,379
76,409	*	Sientra, Inc	290,354
50,631	*	Silk Road Medical Inc	2,352,316
20,407		Simulations Plus, Inc	1,436,653
11,117	*,e	Soliton Inc	71,593
73,112	*	Staar Surgical Co	4,254,387
70,477	*,e	Stereotaxis, Inc	271,336
106,320	*	Surgalign Holdings, Inc	298,759
36,662	*	Surgery Partners, Inc	559,829
21,908	*	SurModics, Inc	1,036,029
32,638	*,e	Tabula Rasa HealthCare, Inc	1,834,256
29,850	*,e	Tactile Systems Technology, Inc	1,223,253
8,703	*	Tela Bio, Inc	101,303
167,343	*	Tenet Healthcare Corp	4,424,549
73,322	*,e	Tivity Health, Inc	961,985
31,555	*	Transmedics Group, Inc	569,883
39,084	*	Triple-S Management Corp (Class B)	760,575
20,254		US Physical Therapy, Inc	1,682,297
5,769		Utah Medical Products, Inc	470,174
30,576	*	Vapotherm, Inc	1,597,290
57,964	*	Varex Imaging Corp	908,876
29,424	*	Venus Concept, Inc	84,153
54,995	*,e	Viemed Healthcare, Inc	596,146
198,953	*,e	ViewRay, Inc	551,100
51,689	*	Vocera Communications, Inc	1,590,471
37,829	*	VolitionRX Ltd	122,188
207,693	*,e	Wright Medical Group NV	6,234,944
28,716	*,e	Zynex Inc	549,050
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	212,492,602

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
64,750	*	BellRing Brands, Inc	1,286,582
15,239	*,e	Central Garden & Pet Co	576,948
64,447	*	Central Garden and Pet Co (Class A)	2,233,089
88,544	*	Edgewell Personal Care Co	2,646,580
42,602	*	elf Beauty, Inc	760,872
29,238		Inter Parfums, Inc	1,195,542
20,175	*	Lifevantage Corp	259,047
18,039		Medifast, Inc	3,014,858
11,943	*	Nature’s Sunshine Products, Inc	113,578
8,492		Oil-Dri Corp of America	295,267
13,374	*,e	Revlon, Inc (Class A)	84,524
18,406	*	USANA Health Sciences, Inc	1,494,199
80,103	*	Veru, Inc	226,691
21,887		WD-40 Co	4,301,890
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,489,667
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.4%
70,492	*	AMBAC Financial Group, Inc	$902,298
146,696		American Equity Investment Life Holding Co	3,733,413
30,614		Amerisafe, Inc	1,942,764
50,689	*	Argo Group International Holdings Ltd	1,698,588
18,841	*,e	Benefytt Technologies, Inc	582,564
33,455	*	BRP Group, Inc	583,790
75,026	*,e	Citizens, Inc (Class A)	430,649
231,548		Conseco, Inc	3,496,375
23,966	e	Crawford & Co	175,671
14,812		Donegal Group, Inc (Class A)	207,072
41,339	*	eHealth, Inc	2,858,178
48,758		Employers Holdings, Inc	1,585,610
19,145	*	Enstar Group Ltd	3,215,403
17,332		FBL Financial Group, Inc (Class A)	602,807
20,602		FedNat Holding Co	192,835
808,775	*	Genworth Financial, Inc (Class A)	1,649,901
11,935		Global Indemnity Ltd	272,715
21,509	*,e	Goosehead Insurance, Inc	2,222,525
49,145	*,e	Greenlight Capital Re Ltd (Class A)	317,477
10,657		HCI Group, Inc	475,515
43,071		Heritage Insurance Holdings, Inc	511,253
65,844		Horace Mann Educators Corp	2,474,417
7,592		Independence Holding Co	250,991
2,070		Investors Title Co	238,216
48,103		James River Group Holdings Ltd	2,228,131
33,631		Kinsale Capital Group, Inc	6,554,682
120,629	*	MBIA, Inc	966,238
108,956		National General Holdings Corp	3,703,414
4,087		National Western Life Group, Inc	796,107
11,769	*	NI Holdings, Inc	193,953
31,601	*	Palomar Holdings, Inc	2,886,435
87,224		ProAssurance Corp	1,282,193
13,820	*	ProSight Global, Inc	108,625
15,417		Protective Insurance Corp	197,338
63,877		RLI Corp	5,629,480
23,953		Safety Insurance Group, Inc	1,812,523
95,378		Selective Insurance Group, Inc	5,182,841
26,870		State Auto Financial Corp	416,754
37,508		Stewart Information Services Corp	1,573,461
129,251	*	Third Point Reinsurance Ltd	1,006,865
28,499		Tiptree Inc	143,920
47,440	*,e	Trupanion, Inc	2,399,041
32,574		United Fire Group Inc	826,402
34,995		United Insurance Holdings Corp	258,963
46,493		Universal Insurance Holdings, Inc	814,092
29,144	*	Watford Holdings Ltd	478,253
		TOTAL INSURANCE	70,080,738

MATERIALS - 4.3%
24,189	e	Advanced Emissions Solutions, Inc	100,626
44,111	*	AdvanSix, Inc	549,182
47,180	*,e	AgroFresh Solutions, Inc	115,119
298,759	*	Alcoa Corp	3,883,867
203,858	*	Allegheny Technologies, Inc	1,771,526
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,599		American Vanguard Corp	$627,223
111,283	*,e	Amyris, Inc	476,291
158,413	*	Arconic Corp	2,580,548
145,730		Avient Corp	3,482,947
52,004		Balchem Corp	5,213,921
63,265		Boise Cascade Co	2,947,516
17,404	e	Caledonia Mining Corp plc	399,074
76,026		Carpenter Technology Corp	1,699,941
84,009	*	Century Aluminum Co	731,718
11,795		Chase Corp	1,186,105
26,505	*	Clearwater Paper Corp	978,565
635,084	e	Cleveland-Cliffs, Inc	3,289,735
386,146	*	Coeur Mining, Inc	3,062,138
192,711		Commercial Metals Co	3,985,263
55,664		Compass Minerals International, Inc	2,835,524
87,690		Domtar Corp	1,840,613
132,216	*	Ferro Corp	1,545,605
69,112	*,†	Ferroglobe plc	0
30,045	*	Forterra, Inc	390,285
39,241		FutureFuel Corp	517,196
77,941	*	GCP Applied Technologies, Inc	1,778,614
110,132		Gold Resource Corp	483,479
41,108		Greif, Inc (Class A)	1,430,147
11,190		Greif, Inc (Class B)	439,655
82,083		H.B. Fuller Co	3,721,643
16,181		Hawkins, Inc	833,807
22,259		Haynes International, Inc	408,675
837,445		Hecla Mining Co	4,622,696
66,342	*	Ingevity Corp	3,879,680
38,993		Innospec, Inc	2,931,104
151,092	*	Intrepid Potash, Inc	136,904
24,990		Kaiser Aluminum Corp	1,548,131
34,675	*	Koppers Holdings, Inc	872,770
52,313	*	Kraton Corp	687,916
35,257	e	Kronos Worldwide, Inc	396,289
233,699	*,e	Livent Corp	1,465,293
180,249		Louisiana-Pacific Corp	5,708,486
135,131	*,e	Marrone Bio Innovations, Inc	149,995
32,357		Materion Corp	1,857,939
19,123	*	Mayville Engineering Co Inc	145,144
54,813		Minerals Technologies, Inc	2,569,633
59,517		Myers Industries, Inc	896,326
26,739		Neenah Inc	1,192,827
378,904	*	Novagold Resources Inc	3,455,604
249,174		O-I Glass, Inc	2,601,377
18,166		Olympic Steel, Inc	192,196
96,147		Orion Engineered Carbons SA	980,699
70,439		PH Glatfelter Co	1,122,093
63,867	*	PQ Group Holdings, Inc	783,648
21,560		Quaker Chemical Corp	4,182,640
46,468	*	Ranpak Holdings Corp	379,644
107,988	*	Rayonier Advanced Materials, Inc	314,245
25,392	*	Ryerson Holding Corp	142,957
43,054		Schnitzer Steel Industries, Inc (Class A)	792,194
50,201		Schweitzer-Mauduit International, Inc	1,633,039
68,438		Sensient Technologies Corp	3,573,148
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,015		Stepan Co	$3,823,638
191,357	*	Summit Materials, Inc	2,816,775
135,971		SunCoke Energy, Inc	433,748
81,072	*	TimkenSteel Corp	297,534
32,766	*	Trecora Resources	188,405
41,483		Tredegar Corp	658,750
63,201		Trinseo S.A.	1,371,462
150,644		Tronox Holdings plc	1,147,907
96,733		UFP Industries, Inc	5,631,795
11,572	*	UFP Technologies, Inc	499,216
3,858		United States Lime & Minerals, Inc	348,030
350,222	e	United States Steel Corp	2,332,479
24,678	*	US Concrete, Inc	612,508
57,943		Verso Corp	707,484
84,090		Warrior Met Coal, Inc	1,338,713
59,802		Worthington Industries, Inc	2,237,791
		TOTAL MATERIALS	126,967,400

MEDIA & ENTERTAINMENT - 1.5%
76,980	e	AMC Entertainment Holdings, Inc	310,999
61,774	*	AMC Networks, Inc	1,426,979
20,373	*	Black Diamond Therapeutics, Inc	566,777
18,476	*	Boston Omaha Corp	293,768
42,148	*	Cardlytics, Inc	2,799,470
140,439	*	Cargurus, Inc	4,057,283
106,971	*	Cars.com, Inc	868,605
146,370	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	582,553
170,599		Cinemark Holdings, Inc	2,018,186
89,787	*	comScore, Inc	269,361
1,721	*,e	Daily Journal Corp	488,764
73,841	*	DHI Group, Inc	184,603
192,475		Entercom Communications Corp (Class A)	269,465
92,099		Entravision Communications Corp (Class A)	121,571
132,216	*,e	Eros International plc	375,493
101,427	*	Eventbrite Inc	864,158
22,369	*	EverQuote Inc	1,217,992
92,738		EW Scripps Co (Class A)	1,055,358
66,765	*	Fluent, Inc	121,512
21,658	*	Gaia, Inc	198,820
235,916	e	Gannett Co, Inc	349,156
206,671	*	Glu Mobile, Inc	1,950,974
141,638	*	Gray Television, Inc	2,031,089
28,671	*	Hemisphere Media Group, Inc	252,305
95,690	*,e	iHeartMedia, Inc	799,968
78,969	*	Imax Corp	891,560
14,316	*,e	Liberty Braves Group (Class A)	270,716
54,365	*	Liberty Braves Group (Class C)	1,013,907
143,635	*	Liberty TripAdvisor Holdings, Inc	356,215
55,348	*	LiveXLive Media, Inc	167,704
20,907		Loral Space & Communications, Inc	379,880
169,019	*	Magnite, Inc	1,014,959
34,944		Marcus Corp	482,577
112,534	*	Meet Group, Inc	701,087
65,100	e	Meredith Corp	934,836
66,199	*	MSG Networks, Inc	630,877
100,476		National CineMedia, Inc	248,176
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

74,949	*	QuinStreet, Inc	$875,030
6,767		Saga Communications, Inc	158,212
46,607		Scholastic Corp	1,115,306
82,942	e	Sinclair Broadcast Group, Inc (Class A)	1,708,605
36,597	*	TechTarget, Inc	1,328,105
349,531		TEGNA, Inc	4,117,475
29,996		Tribune Publishing Co	292,461
177,249	*	TrueCar, Inc	666,456
82,285	*	WideOpenWest, Inc	449,276
111,622	*	Yelp, Inc	2,788,318
		TOTAL MEDIA & ENTERTAINMENT	44,066,947

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.7%
4,550	*,e	89bio, Inc	138,229
91,095	*	Abeona Therapeutics, Inc	259,621
48,667	*,e	Accelerate Diagnostics, Inc	707,132
160,239	*,e	AcelRx Pharmaceuticals, Inc	174,661
109,116	*,e	ADMA Biologics, Inc	389,544
101,325	*	Aduro Biotech, Inc	285,737
119,746	*	Adverum Biotechnologies, Inc	2,008,140
67,104	*	Aeglea BioTherapeutics, Inc	459,662
58,968	*	Aerie Pharmaceuticals, Inc	681,670
119,643	*	Affimed NV	422,340
220,768	*	Agenus, Inc	671,135
109,474	*,e	Agile Therapeutics, Inc	273,685
74,177	*,e	Aimmune Therapeutics, Inc	979,878
26,328	*,e	Akcea Therapeutics, Inc	285,396
212,648	*	Akebia Therapeutics, Inc	2,375,278
17,853	*,e	Akero Therapeutics, Inc	626,819
20,627	*	Albireo Pharma, Inc	582,919
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
76,643	*	Alector, Inc	1,200,996
39,774	*,e	Allakos, Inc	2,985,834
78,956	*,e	Allogene Therapeutics, Inc	2,895,317
49,930	*,e	AMAG Pharmaceuticals, Inc	477,081
410,578	*	Amicus Therapeutics, Inc	5,932,852
158,849	*,e	Amneal Pharmaceuticals, Inc	687,816
57,253	*	Amphastar Pharmaceuticals, Inc	1,146,205
37,069	*,e	AnaptysBio, Inc	665,759
84,579	*,e	Anavex Life Sciences Corp	356,923
14,404	*	ANI Pharmaceuticals, Inc	426,502
22,317	*	Anika Therapeutics, Inc	812,339
97,878	*	Apellis Pharmaceuticals, Inc	2,534,061
37,433	*	Applied Genetic Technologies Corp	197,646
21,275	*,e	Applied Therapeutics, Inc	548,895
11,833	*	Aprea Therapeutics, Inc	324,579
39,511	*	Aptinyx, Inc	148,956
32,363	*,e	Aquestive Therapeutics, Inc	170,229
20,763	*	Arcturus Therapeutics Holdings, Inc	1,084,452
53,073	*	Arcus Biosciences, Inc	1,044,477
16,049	*,e	Arcutis Biotherapeutics, Inc	428,508
116,656	*	Ardelyx, Inc	659,106
90,895	*	Arena Pharmaceuticals, Inc	5,580,044
161,956	*	Arrowhead Pharmaceuticals Inc	6,975,445
46,749	*	Arvinas, Inc	1,472,594
75,308	*,e	Aspira Women’s Health, Inc	336,627
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,927	*	Assembly Biosciences, Inc	$1,086,179
91,624	*	Atara Biotherapeutics, Inc	1,135,221
117,536	*	Athenex, Inc	1,247,057
277,830	*,e	Athersys, Inc	711,245
33,922	*,e	Atreca, Inc	439,290
11,127	*,e	Avenue Therapeutics, Inc	112,717
21,990	*	AVEO Pharmaceuticals, Inc	93,677
87,471	*	Avid Bioservices, Inc	649,035
49,269	*,e	Avrobio, Inc	835,110
12,519	*	Axcella Health, Inc	56,210
45,020	*	Axsome Therapeutics, Inc	3,211,277
49,669	*	Aytu BioScience, Inc	69,040
21,480	*,e	Beam Therapeutics, Inc	415,423
5,682	*	Bellerophon Therapeutics, Inc	72,957
20,593	*	Beyondspring Inc	227,141
262,263	*	BioCryst Pharmaceuticals, Inc	1,067,410
136,171	*	BioDelivery Sciences International, Inc	570,556
76,273	*	Biohaven Pharmaceutical Holding Co Ltd	4,884,523
10,019	*	Biospecifics Technologies Corp	627,791
16,878	*	Bioxcel Therapeutics Inc	765,586
87,510	*	Blueprint Medicines Corp	6,403,982
42,715	*,e	BrainStorm Cell Therapeutics, Inc	578,788
117,905	*,e	Bridgebio Pharma, Inc	3,317,847
20,442	*	Cabaletta Bio, Inc	233,652
110,101	*	Calithera Biosciences, Inc	517,475
15,056	*,e	Calyxt, Inc	66,397
66,066	*,e	Cara Therapeutics, Inc	1,086,125
70,227	*	CareDx, Inc	2,342,070
72,019	*	CASI Pharmaceuticals, Inc	138,997
38,267	*,e	Cassava Sciences, Inc	121,306
16,352	*	Castle Biosciences, Inc	633,149
29,040	*	Catabasis Pharmaceuticals, Inc	167,851
28,274	*,e	Catalyst Biosciences, Inc	144,480
158,496	*	Catalyst Pharmaceuticals, Inc	681,533
18,869	*,e	Cellular Biomedicine Group, Inc	248,505
52,617	*,e	CEL-SCI Corp	658,239
6,654	*,e	Centogene NV	84,506
60,276	*	Cerecor Inc	164,553
11,574	*	Champions Oncology, Inc	101,157
69,729	*,e	Checkpoint Therapeutics Inc	156,890
72,101	*	ChemoCentryx, Inc	3,800,444
55,565	*	Chiasma, Inc	242,819
77,444	*	Chimerix, Inc	240,851
66,245	*,e	ChromaDex Corp	335,200
53,598	*	Cidara Therapeutics, Inc	195,633
115,428	*,e	Clovis Oncology, Inc	668,328
84,639	*,e	Codexis, Inc	1,001,279
39,217	*,e	Cohbar, Inc	58,433
92,303	*	Coherus Biosciences, Inc	1,623,610
55,005	*	Collegium Pharmaceutical, Inc	867,979
45,976	*	Concert Pharmaceuticals, Inc	426,198
43,095	*	Constellation Pharmaceuticals, Inc	1,158,825
21,762	*,e	ContraFect Corp	120,997
106,951	*,e	Corbus Pharmaceuticals Holdings, Inc	670,583
157,277	*,e	Corcept Therapeutics, Inc	2,351,291
48,065	*	CorMedix Inc	213,889
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,573	*,e	Cortexyme Inc	$1,058,934
43,166	*	Crinetics Pharmaceuticals, Inc	599,144
44,155	*	Cue Biopharma, Inc	834,971
116,466	*	Cymabay Therapeutics, Inc	413,454
89,394	*,e	Cytokinetics, Inc	1,932,698
73,221	*	CytomX Therapeutics, Inc	513,279
60,799	*	Deciphera Pharmaceuticals, Inc	2,819,250
103,078	*	Denali Therapeutics, Inc	2,414,087
12,952	*	DermTech, Inc	137,162
103,541	*	Dicerna Pharmaceuticals, Inc	2,226,132
316,474	*,e	Durect Corp	620,289
30,875	*	Dyadic International, Inc	267,995
142,765	*,e	Dynavax Technologies Corp	1,157,824
17,397	*	Eagle Pharmaceuticals, Inc	807,047
88,444	*,e	Editas Medicine, Inc	2,596,716
18,478	*	Eidos Therapeutics, Inc	740,968
40,155	*	Eiger BioPharmaceuticals, Inc	403,558
62,219	*,e	Eloxx Pharmaceuticals, Inc	173,591
71,612	*	Emergent Biosolutions, Inc	7,966,119
30,764	*	Enanta Pharmaceuticals, Inc	1,410,529
374,295	*	Endo International plc	1,302,547
21,446	*,e	Enochian Biosciences Inc	82,567
146,537	*	Epizyme, Inc	2,028,072
41,209	*,e	Esperion Thereapeutics, Inc	1,550,695
24,617	*	Eton Pharmaceuticals, Inc	164,442
18,024	*	Evelo Biosciences, Inc	68,671
75,831	*	Evofem Biosciences Inc	226,735
32,742	*,e	Evolus, Inc	106,739
94,909	*	Exicure, Inc	212,596
101,874	*,e	Fate Therapeutics, Inc	3,185,600
35,027	*,e	Fennec Pharmaceuticals, Inc	295,803
134,086	*	FibroGen, Inc	5,426,460
43,064	*	Five Prime Therapeutics, Inc	254,078
55,884	*,e	Flexion Therapeutics, Inc	758,346
107,237	*	Fluidigm Corp	754,948
93,144	*	Fortress Biotech, Inc	258,475
44,916	*,e	Frequency Therapeutics, Inc	949,524
19,564	*	Fulcrum Therapeutics, Inc	310,481
55,118	*	G1 Therapeutics, Inc	808,581
70,721	*,e	Galectin Therapeutics, Inc	184,582
14,027	*	Galera Therapeutics, Inc	97,628
45,893	*,e	Genprex, Inc	154,659
316,139	*	Geron Corp	502,661
52,131	*	GlycoMimetics, Inc	205,396
79,099	*	Gossamer Bio, Inc	942,860
44,732	*,e	Gritstone Oncology, Inc	143,366
216,527	*	Halozyme Therapeutics, Inc	5,887,369
18,973	*	Harpoon Therapeutics, Inc	208,893
36,542	*	Harrow Health, Inc	200,250
60,379	*	Harvard Bioscience, Inc	187,779
139,686	*	Heron Therapeutics, Inc	2,275,485
54,223	*	Homology Medicines, Inc	713,032
19,898	*,e	Hookipa Pharma, Inc	192,215
78,560	*,e	iBio, Inc	348,806
19,236	*	Ideaya Biosciences, Inc	242,566
11,311	*	IGM Biosciences, Inc	568,491
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,955	*	IMARA, Inc	$160,611
5,443	*	Immunic, Inc	93,620
277,937	*	Immunogen, Inc	1,142,321
30,462	*	Immunovant, Inc	688,746
104,573	*	Innoviva, Inc	1,416,441
231,882	*,e	Inovio Pharmaceuticals, Inc	4,507,786
163,879	*,e	Insmed, Inc	4,280,519
69,956	*,e	Intellia Therapeutics, Inc	1,245,916
41,348	*,e	Intercept Pharmaceuticals, Inc	1,887,123
54,922	*	Intersect ENT, Inc	944,109
90,529	*	Intra-Cellular Therapies, Inc	1,794,737
186,265	*,e	Invitae Corp	5,438,938
254,407	*	Ironwood Pharmaceuticals, Inc	2,332,912
72,031	*	IVERIC bio, Inc	288,844
27,178	*,e	Jounce Therapeutics, Inc	124,475
256,212	*	Kadmon Holdings, Inc	937,736
63,369	*,e	Kala Pharmaceuticals, Inc	554,479
17,986	*,e	Kaleido Biosciences Inc	107,376
22,144	*	KalVista Pharmaceuticals Inc	217,676
25,337	*	Karuna Therapeutics, Inc	2,072,567
111,811	*,e	Karyopharm Therapeutics, Inc	1,794,567
11,109	*	Keros Therapeutics, Inc	356,599
48,241	*	Kezar Life Sciences, Inc	210,813
69,781	*	Kindred Biosciences, Inc	229,579
30,333	*	Kiniksa Pharmaceuticals Ltd	592,100
47,265	*	Kodiak Sciences, Inc	2,189,787
19,059	*	Krystal Biotech Inc	786,946
84,614	*	Kura Oncology, Inc	1,391,054
34,153	*,e	La Jolla Pharmaceutical Co	135,929
53,355	*,e	Lannett Co, Inc	317,462
69,718	*,e	Lexicon Pharmaceuticals, Inc	135,253
23,003	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,695,492
32,713	*,e	Liquidia Technologies, Inc	180,903
16,807	*,e	LogicBio Therapeutics, Inc	131,767
68,243		Luminex Corp	2,484,045
77,584	*	MacroGenics, Inc	1,970,634
13,926	*,e	Madrigal Pharmaceuticals, Inc	1,428,947
29,197	*	Magenta Therapeutics, Inc	204,963
64,943	*,e	Mallinckrodt plc	144,823
348,781	*,e	MannKind Corp	544,098
155,417	*	Marinus Pharmaceuticals, Inc	261,101
72,995	*,e	Marker Therapeutics Inc	146,720
72,113	*,e	MediciNova, Inc	448,543
44,067	*	Medpace Holdings, Inc	5,259,396
173,968	*	MEI Pharma, Inc	482,761
35,554	*	MeiraGTx Holdings plc	461,846
171,605	*,e	Menlo Therapeutics, Inc	276,284
76,105	*	Mersana Therapeutics, Inc	1,512,967
50,061	*	Minerva Neurosciences, Inc	174,463
59,292	*	Mirati Therapeutics, Inc	7,192,713
8,944	*,e	Mirum Pharmaceuticals, Inc	197,484
38,691	*	Molecular Templates, Inc	424,440
190,521	*	Momenta Pharmaceuticals, Inc	5,618,464
21,832	*,e	Morphic Holding, Inc	491,438
41,225	*	Mustang Bio, Inc	126,973
80,157	*	MyoKardia, Inc	7,224,550
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

116,668	*	Myriad Genetics, Inc	$1,408,183
60,274	*	NanoString Technologies, Inc	2,176,494
45,884	*,e	NantKwest, Inc	512,983
112,574	*	Natera, Inc	5,405,803
167,346	*	NeoGenomics, Inc	6,397,638
47,386	*,e	Neoleukin Therapeutics, Inc	458,696
27,677	*	Neubase Therapeutics, Inc	205,779
7,879	*	NeuroBo Pharmaceuticals, Inc	50,504
26,374	*	NextCure Inc	235,256
37,573	*,e	NGM Biopharmaceuticals Inc	687,210
93,990	*,e	Novavax, Inc	13,449,969
62,993	*,e	Nymox Pharmaceutical Corp	202,837
82,009	*,e	Ocular Therapeutix, Inc	642,951
20,943	*	Odonate Therapeutics, Inc	761,697
83,289	*,e	Omeros Corp	1,068,598
69,248	*	Oncocyte Corp	93,485
637,658	*,e	Opko Health, Inc	3,283,939
51,952	*,e	Optinose, Inc	264,695
34,821	*	Organogenesis Holdings Inc	128,141
29,018	*	Orgenesis, Inc	160,179
13,885	*	ORIC Pharmaceuticals, Inc	278,672
68,485	*,e	Ovid therapeutics, Inc	441,728
8,688	*	Oyster Point Pharma, Inc	194,351
233,772	*,e	Pacific Biosciences of California, Inc	871,970
66,873	*	Pacira BioSciences Inc	3,518,189
64,626	*,e	Paratek Pharmaceuticals, Inc	282,416
21,654	*	Passage Bio, Inc	338,669
171,926	*	PDL BioPharma, Inc	546,725
29,268	*	Personalis, Inc	509,556
58,791	*	Pfenex, Inc	416,828
35,054	*,e	PhaseBio Pharmaceuticals Inc	140,216
18,300	*	Phathom Pharmaceuticals, Inc	608,658
32,782		Phibro Animal Health Corp	760,378
77,933	*	Pieris Pharmaceuticals, Inc	200,288
72,906	*	Precision BioSciences Inc	463,682
80,684	*	Prestige Consumer Healthcare, Inc.	3,000,638
21,645	*	Prevail Therapeutics, Inc	324,026
48,027	*	Principia Biopharma, Inc	4,015,057
137,717	*,†	Progenics Pharmaceuticals, Inc	0
36,060	*	Protagonist Therapeutics, Inc	567,224
49,272	*	Prothena Corp plc	603,089
67,783	*,e	Provention Bio, Inc	704,265
99,882	*	PTC Therapeutics, Inc	4,627,533
52,255	*	Puma Biotechnology, Inc	538,749
30,226	*	Quanterix Corp	976,602
73,857	*	Radius Health, Inc	926,905
17,482	*	RAPT Therapeutics, Inc	377,611
33,131	*	Recro Pharma, Inc	135,506
54,287	*	REGENXBIO, Inc	1,796,900
22,474	*,e	Relmada Therapeutics, Inc	817,379
27,464	*	Replimune Group, Inc	548,456
65,488	*	Retrophin, Inc	1,301,901
90,860	*,e	Revance Therapeutics, Inc	2,133,393
23,935	*	REVOLUTION Medicines, Inc	577,312
53,566	*	Rhythm Pharmaceuticals, Inc	1,029,539
256,796	*	Rigel Pharmaceuticals, Inc	590,631
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,090	*	Rocket Pharmaceuticals, Inc	$1,296,268
53,789	*,e	Rubius Therapeutics, Inc	264,104
189,249	*,e	Sangamo Therapeutics Inc	2,049,567
14,708	*	Satsuma Pharmaceuticals, Inc	347,256
36,215	*	Scholar Rock Holding Corp	408,867
22,178	*,e	Schrodinger, Inc	1,605,244
8,929	*	scPharmaceuticals, Inc	66,968
108,559	*,e	Selecta Biosciences, Inc	258,370
67,691	*,e	Seres Therapeutics, Inc	253,164
96,294	*	SIGA Technologies, Inc	618,207
53,975	*,e	Soleno Therapeutics, Inc	92,837
31,226	*,e	Solid Biosciences, Inc	82,124
290,990	*,e	Sorrento Therapeutics, Inc	2,595,631
172,634	*	Spectrum Pharmaceuticals, Inc	516,176
23,276	*	Spero Therapeutics, Inc	272,329
33,754	*	SpringWorks Therapeutics, Inc	1,438,933
19,478	*	Stoke Therapeutics, Inc	490,651
52,657	*	Strongbridge Biopharma plc	177,454
78,260	*	Supernus Pharmaceuticals, Inc	1,742,459
26,883	*	Sutro Biopharma, Inc	208,881
43,145	*	Syndax Pharmaceuticals, Inc	608,776
66,295	*,e	Syros Pharmaceuticals, Inc	629,140
26,024	*	TCR2 Therapeutics Inc	435,902
157,556	*	TG Therapeutics, Inc	3,084,946
402,116	*,e	TherapeuticsMD, Inc	743,915
73,678	*	Theravance Biopharma, Inc	1,430,827
80,676	*	Translate Bio, Inc	1,225,468
45,266	*	Tricida, Inc	605,659
45,079	*	Turning Point Therapeutics Inc	2,670,029
49,164	*	Twist Bioscience Corp	2,755,151
89,629	*,e	Tyme Technologies, Inc	106,659
91,496	*,e	Ultragenyx Pharmaceutical, Inc	7,151,327
50,989	*	UNITY Biotechnology, Inc	480,826
32,317	*,e	UroGen Pharma Ltd	713,883
85,753	*	Vanda Pharmaceuticals, Inc	864,390
71,572	*	Vaxart, Inc	672,061
274,344	*,e	VBI Vaccines, Inc	1,116,580
79,682	*	Veracyte, Inc	2,842,257
261,466	*,e	Verastem, Inc	350,364
71,338	*	Vericel Corp	1,176,364
19,843	*	Verrica Pharmaceuticals, Inc	130,170
19,481	*,e	Versartis, Inc	114,743
33,477	*	Viela Bio, Inc	1,225,593
106,890	*,e	Viking Therapeutics, Inc	750,368
75,474	*	Vir Biotechnology, Inc	3,604,638
38,785	*	Voyager Therapeutics, Inc	429,350
30,865	*,e	vTv Therapeutics, Inc	72,533
33,823	*,e	WaVe Life Sciences Ltd	296,966
25,626	*,e	X4 Pharmaceuticals, Inc	190,145
25,349	*,e	XBiotech, Inc	368,574
88,500	*	Xencor, Inc	2,662,965
72,369	*,e	Xeris Pharmaceuticals, Inc	206,975
9,763	*,e	XOMA Corp	163,042
47,708	*	Y-mAbs Therapeutics, Inc	1,675,982
16,485	*	Zentalis Pharmaceuticals, Inc	568,733
339,984	*,e	ZIOPHARM Oncology, Inc	1,009,752
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

88,890	*	Zogenix, Inc	$2,114,693
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	372,772,435

REAL ESTATE - 6.9%
137,949		Acadia Realty Trust	1,660,906
86,152		Agree Realty Corp	5,769,599
114,624		Alexander & Baldwin, Inc	1,354,856
3,513		Alexander’s, Inc	884,538
10,845		Alpine Income Property Trust, Inc	152,264
8,515	*,e	Altisource Portfolio Solutions S.A.	114,356
79,968		American Assets Trust, Inc	2,159,136
177,135		American Finance Trust, Inc	1,293,971
2,523	*,e	American Realty Investors, Inc	23,313
90,404		Armada Hoffler Properties, Inc	871,495
36,499		Bluerock Residential Growth REIT, Inc	264,253
15,565		Brt Realty Trust	160,631
153,176		CareTrust REIT, Inc	2,760,232
74,012		CatchMark Timber Trust, Inc	722,357
74,176		Chatham Lodging Trust	386,457
18,535		CIM Commercial Trust Corp	189,057
82,261		City Office REIT, Inc	711,558
24,541		Clipper Realty, Inc	163,934
775,341		Colony Capital, Inc	1,488,655
187,695		Columbia Property Trust, Inc	2,244,832
33,643		Community Healthcare Trust, Inc	1,538,494
195,673		CoreCivic, Inc	1,743,446
19,767		CorEnergy Infrastructure Trust, Inc	173,159
61,306		CorePoint Lodging, Inc	342,701
7,444		CTO Realty Growth, Inc	295,080
181,247	*	Cushman & Wakefield plc	1,939,343
314,567		DiamondRock Hospitality Co	1,453,300
389,997		Diversified Healthcare Trust	1,519,038
120,477		Easterly Government Properties, Inc	2,945,663
62,531		EastGroup Properties, Inc	8,295,362
145,700		Essential Properties Realty Trust, Inc	2,345,770
38,462	*,e	eXp World Holdings Inc	764,240
49,495		Farmland Partners, Inc	342,010
25,523	*	Forestar Group, Inc	441,803
112,076		Four Corners Property Trust, Inc	2,824,315
171,849		Franklin Street Properties Corp	902,207
79,966		Front Yard Residential Corp	693,305
11,977	*	FRP Holdings, Inc	468,540
188,853		Geo Group, Inc	2,007,507
54,641		Getty Realty Corp	1,619,013
48,994		Gladstone Commercial Corp	891,691
31,354		Gladstone Land Corp	504,172
65,481		Global Medical REIT, Inc	778,569
143,048		Global Net Lease, Inc	2,381,749
4,142		Griffin Land & Nurseries, Inc (Class A)	203,786
218,145		Healthcare Realty Trust, Inc	6,391,648
66,368		Hersha Hospitality Trust	315,912
151,141		Independence Realty Trust, Inc	1,738,121
104,247		Industrial Logistics Properties Trust	2,200,654
26,883		Innovative Industrial Properties, Inc	2,802,015
19,439		Investors Real Estate Trust	1,405,440
117,730		iStar Inc	1,366,845
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,910		Jernigan Capital, Inc	$503,099
199,071		Kennedy-Wilson Holdings, Inc	2,954,214
134,935		Kite Realty Group Trust	1,331,808
414,195		Lexington Realty Trust	4,804,662
62,698		LTC Properties, Inc	2,329,231
226,509		Macerich Co	1,728,264
145,142		Mack-Cali Realty Corp	2,092,948
38,016	*	Marcus & Millichap, Inc	1,035,556
14,335	*	Maui Land & Pineapple Co, Inc	149,227
151,199		Monmouth Real Estate Investment Corp (Class A)	2,181,802
69,770		National Health Investors, Inc	4,325,740
101,404		National Storage Affiliates Trust	3,125,271
123,100		New Senior Investment Group, Inc	418,540
227,748		Newmark Group, Inc	926,934
34,419		NexPoint Residential Trust, Inc	1,315,838
76,479		Office Properties Income Trust	1,923,447
26,829		One Liberty Properties, Inc	455,288
207,840		Pebblebrook Hotel Trust	2,203,104
329,107		Physicians Realty Trust	5,937,090
204,904		Piedmont Office Realty Trust, Inc	3,321,494
23,250		Plymouth Industrial REIT, Inc	308,527
105,770		PotlatchDeltic Corp	4,528,014
75,735		Preferred Apartment Communities, Inc	547,564
32,568		PS Business Parks, Inc	4,492,756
96,824		QTS Realty Trust, Inc	6,966,487
14,630	*	Rafael Holdings, Inc	204,381
28,655		Re/Max Holdings, Inc	927,562
187,838	e	Realogy Holdings Corp	1,701,812
154,798	*	Redfin Corp	6,436,501
183,621		Retail Opportunities Investment Corp	1,995,960
342,110		Retail Properties of America, Inc	2,175,820
25,117		Retail Value, Inc	317,981
266,137		RLJ Lodging Trust	2,131,757
24,169		RMR Group, Inc	695,100
122,235		RPT Realty	760,302
80,730		Ryman Hospitality Properties	2,584,975
332,262		Sabra Healthcare REIT, Inc	4,897,542
28,782		Safehold, Inc	1,451,476
19,029		Saul Centers, Inc	584,381
58,305	*	Seritage Growth Properties	542,820
261,804		Service Properties Trust	1,754,087
244,356		SITE Centers Corp	1,791,129
55,884	*	St. Joe Co	1,151,769
242,738		STAG Industrial, Inc	7,913,259
6,780	*	Stratus Properties, Inc	129,498
163,286		Summit Hotel Properties, Inc	845,821
342,549		Sunstone Hotel Investors, Inc	2,562,267
147,976		Tanger Factory Outlet Centers, Inc	951,486
33,212	*	Tejon Ranch Co	476,592
107,925		Terreno Realty Corp	6,557,523
1,971	*	Transcontinental Realty Investors, Inc	46,319
55,707		UMH Properties, Inc	685,196
315,523		Uniti Group, Inc	3,123,678
20,674		Universal Health Realty Income Trust	1,438,497
184,970		Urban Edge Properties	1,938,486
45,289		Urstadt Biddle Properties, Inc (Class A)	444,285
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

133,555		Washington REIT	$2,986,290
62,101		Whitestone REIT	409,867
182,632		Xenia Hotels & Resorts, Inc	1,453,751
		TOTAL REAL ESTATE	200,986,373

RETAILING - 3.9%
42,263	*	1-800-FLOWERS.COM, Inc (Class A)	1,193,930
108,972		Aaron’s, Inc	5,686,159
102,501		Abercrombie & Fitch Co (Class A)	987,085
240,223	e	American Eagle Outfitters, Inc	2,402,230
10,101	*	America’s Car-Mart, Inc	961,211
30,733	*	Asbury Automotive Group, Inc	3,077,910
76,514	*,e	At Home Group, Inc	950,304
202,524	e	Bed Bath & Beyond, Inc	2,191,310
62,460		Big Lots, Inc	2,457,176
220,752	*	BJ’s Wholesale Club Holdings, Inc	8,841,118
46,951	*	Boot Barn Holdings, Inc	908,971
46,968	e	Buckle, Inc	752,897
61,378		Caleres, Inc	387,295
53,829	e	Camping World Holdings, Inc	1,971,218
33,420	*,e	CarParts.com, Inc	459,358
34,028		Cato Corp (Class A)	244,661
191,671		Chico’s FAS, Inc	243,422
23,561	e	Children’s Place, Inc	575,124
19,023		Citi Trends, Inc	327,576
31,045	*,e	Conn’s, Inc	309,208
25,312	*,e	Container Store Group, Inc	87,326
73,283		Core-Mark Holding Co, Inc	1,943,465
99,388		Designer Brands, Inc	587,383
15,241	e	Dillard’s, Inc (Class A)	358,926
14,307	*,e	Duluth Holdings, Inc	105,729
17,689	*	Envela Corp	74,825
96,450	*,e	Express Parent LLC	97,415
34,348	*,e	Funko, Inc	190,288
101,442	*,e	GameStop Corp (Class A)	406,782
25,864	*	Genesco, Inc	402,185
29,362	*	Greenlane Holdings Inc	113,337
27,358	e	Group 1 Automotive, Inc	2,298,619
36,087	*	Groupon, Inc	553,935
45,467	*	GrowGeneration Corp	383,742
69,616		Guess?, Inc	719,829
28,941		Haverty Furniture Cos, Inc	411,541
29,203	*	Hibbett Sports, Inc	677,218
58,761	*	Hudson Ltd	257,373
24,937	*	Lands’ End, Inc	214,957
41,683	*	Liquidity Services, Inc	214,667
35,681		Lithia Motors, Inc (Class A)	8,176,301
46,886	*	Lumber Liquidators, Inc	1,046,496
498,280	e	Macy’s, Inc	3,019,577
34,654	*	MarineMax, Inc	961,302
118,852	*,e	Michaels Cos, Inc	853,357
53,010		Monro Muffler, Inc	2,984,463
44,569	*	Murphy USA, Inc	5,901,381
130,455	*	National Vision Holdings, Inc	4,173,255
83,242	*	ODP Corp	1,837,151
7,306	*	OneWater Marine, Inc	182,650
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

66,550	*	Overstock.com, Inc	$5,030,515
30,325	e	PetMed Express, Inc	946,140
136,743	*	Quotient Technology, Inc	1,095,311
99,379	*	RealReal, Inc	1,355,530
77,999		Rent-A-Center, Inc	2,255,731
26,956	*	RH	7,747,963
180,915	*,e	Sally Beauty Holdings, Inc	2,100,423
15,076	e	Shoe Carnival, Inc	370,116
30,305		Shutterstock, Inc	1,646,774
81,147	e	Signet Jewelers Ltd	871,519
43,146	*	Sleep Number Corp	2,006,289
37,819	e	Sonic Automotive, Inc (Class A)	1,441,660
72,201	*	Sportsman’s Warehouse Holdings, Inc	1,161,714
26,710	*	Stamps.com, Inc	6,952,079
92,399	*,e	Stitch Fix Inc	2,046,638
33,883		Tilly’s, Inc	203,637
109,827	*	Urban Outfitters, Inc	1,816,539
120,458	*,e	Waitr Holdings Inc	643,246
10,368		Weyco Group, Inc	190,979
4,686		Winmark Corp	744,980
33,574	*	Zumiez, Inc	775,559
		TOTAL RETAILING	115,566,980

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
62,894	*	Acacia Communications, Inc	4,275,534
61,547	*	Advanced Energy Industries, Inc	4,528,013
30,592	*	Alpha & Omega Semiconductor Ltd	333,147
52,703	*	Ambarella, Inc	2,386,392
162,228	*	Amkor Technology, Inc	2,205,490
23,018	*	Atomera, Inc	244,912
50,993	*	Axcelis Technologies, Inc	1,500,214
67,772	*	AXT, Inc	324,628
117,314		Brooks Automation, Inc	6,387,747
46,883		Cabot Microelectronics Corp	7,066,206
35,922	*	Ceva, Inc	1,444,064
16	*,†	China Energy Savings Technology, Inc	0
66,574		Cohu, Inc	1,253,588
11,110	*	CyberOptics Corp	437,178
69,063	*	Diodes, Inc	3,553,291
35,872	*	DSP Group, Inc	532,699
121,692	*	Formfactor, Inc	3,509,597
22,115	*	GSI Technology, Inc	126,498
36,068	*	Ichor Holdings Ltd	1,183,752
26,883	*,e	Impinj, Inc	634,439
216,984	*	Lattice Semiconductor Corp	6,746,033
76,916	*	MACOM Technology Solutions Holdings, Inc	3,250,470
107,236	*	MaxLinear, Inc	2,718,433
76,490	*	Nanometrics, Inc	2,892,852
77,072	*	NeoPhotonics Corp Ltd	702,126
7,060		NVE Corp	382,934
44,830	*	PDF Solutions, Inc	1,101,921
101,378	*	Photronics, Inc	1,204,371
60,732	*	Pixelworks, Inc	193,735
47,578		Power Integrations, Inc	5,805,943
180,450	*	Rambus, Inc	2,663,442
104,142	*	Semtech Corp	5,803,834
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,980	*	Silicon Laboratories, Inc	$7,033,690
9,077	*	SiTime Corp	482,443
23,200	*	SMART Global Holdings, Inc	647,048
124,441	*,e	SunPower Corp	1,161,035
54,809	*,e	Synaptics, Inc	4,385,816
63,738	*	Ultra Clean Holdings	1,917,876
79,291	*	Veeco Instruments, Inc	1,072,014
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	92,093,405

SOFTWARE & SERVICES - 7.7%
162,022	*	8x8, Inc	2,576,150
98,299	*	A10 Networks, Inc	794,256
184,919	*	ACI Worldwide, Inc	4,953,980
73,224	*	Alarm.com Holdings, Inc	5,128,609
68,649	*,e	Altair Engineering, Inc	2,766,555
47,226		American Software, Inc (Class A)	777,812
25,828	*	Appfolio, Inc	3,595,774
53,612	*,e	Appian Corp	2,727,242
21,628	*,e	Asure Software, Inc	139,501
152,769	*	Avaya Holdings Corp	1,934,056
46,182	*	Benefitfocus, Inc	540,791
79,923		Blackbaud, Inc	4,998,384
81,010	*	Blackline, Inc	7,202,599
68,898	*	Bottomline Technologies, Inc	3,325,018
238,473	*	Box, Inc	4,280,590
65,364	*	Brightcove, Inc	691,551
59,108	*	Cardtronics plc	1,319,882
22,628		Cass Information Systems, Inc	810,761
60,308	*	Cerence Inc	2,391,815
41,887	*	ChannelAdvisor Corp	853,238
332,014	*	Cloudera, Inc	3,741,798
67,143	*	Commvault Systems, Inc	2,959,663
279,960	*	Conduent, Inc	534,724
96,589	*	Cornerstone OnDemand, Inc	3,429,875
53,205		CSG Systems International, Inc	2,241,527
17,755	*,e	Digimarc Corp	249,635
131,426	*	Digital Turbine, Inc	1,824,193
40,672	*	Domo, Inc	1,308,825
42,074	e	Ebix, Inc	927,942
37,794	*	eGain Corp	374,539
125,770	*	Endurance International Group Holdings, Inc	713,116
85,647	*	Envestnet, Inc	6,954,536
96,065		EVERTEC, Inc	2,982,818
64,872	*	Evo Payments, Inc	1,471,946
53,485	*	ExlService Holdings, Inc	3,426,249
76,630	*	ForeScout Technologies, Inc	2,221,504
22,843		GlobalSCAPE, Inc	217,694
99,322	*	GreenSky, Inc	560,673
51,998	*,e	GTT Communications, Inc	327,587
78,822	*,e	GTY Technology Holdings Inc	256,172
41,876		Hackett Group, Inc	577,470
25,130	*,e	I3 Verticals, Inc	607,643
77,784	*	Information Services Group, Inc	159,457
12,668	*,e	Intelligent Systems Corp	384,094
28,011	*	International Money Express Inc	377,588
74,638	*	j2 Global, Inc	4,233,467
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

230,014		KBR, Inc	$5,115,511
185,536	*,e	Limelight Networks, Inc	1,163,311
97,483	*,e	Liveperson, Inc	4,189,819
105,380	*	LiveRamp Holdings, Inc	4,802,167
7,084	*	Majesco	92,446
43,258		Mantech International Corp (Class A)	3,009,892
98,606		MAXIMUS, Inc	7,317,551
12,853	*	MicroStrategy, Inc (Class A)	1,592,744
91,574	*	Mimecast Ltd	4,297,568
66,776	*	Mitek Systems, Inc	685,122
150,671	*	MobileIron, Inc	938,680
54,640	*	Model N, Inc	2,101,454
98,832	*,e	MoneyGram International, Inc	343,935
105,935		NIC, Inc	2,322,095
53,118	*	OneSpan, Inc	1,654,095
19,678	*	Park City Group, Inc	85,993
49,246	*,e	Paysign Inc	459,958
51,965	*	Perficient, Inc	2,037,548
224,483		Perspecta, Inc	4,803,936
22,038	*	PFSweb, Inc	174,761
40,304	*	Ping Identity Holding Corp	1,384,845
9,815	*	Priority Technology Holdings Inc	21,593
72,578		Progress Software Corp	2,530,069
62,541	*	PROS Holdings, Inc	2,040,713
79,955	*	Q2 Holdings, Inc	7,519,768
19,332		QAD, Inc (Class A)	763,807
54,916	*	Qualys, Inc	6,781,028
80,262	*	Rapid7, Inc	4,781,207
58,436	*	Repay Holdings Corp	1,293,189
28,270	*	Rimini Street, Inc	149,548
37,329	*	Rosetta Stone, Inc	999,297
142,930	*	SailPoint Technologies Holding, Inc	4,502,295
40,743	e	Sapiens International Corp NV	1,245,106
47,717	*	Seachange International, Inc	74,916
13,501	*,e	SecureWorks Corp	161,472
139,051	*,e	ServiceSource International LLC	216,920
14,412	*,e	ShotSpotter, Inc	332,052
53,444	*	Smith Micro Software, Inc	220,724
14,821	*,e	Sprout Social, Inc	428,179
56,906	*	SPS Commerce, Inc	4,277,624
23,516	*	StarTek, Inc	114,758
192,942	*	SVMK, Inc	4,626,749
62,618	*	Sykes Enterprises, Inc	1,719,490
65,367	*	Synchronoss Technologies, Inc	215,711
51,965	*,e	TeleNav, Inc	269,439
99,297	*	Tenable Holdings, Inc	3,369,147
28,818		TTEC Holdings, Inc	1,367,702
15,407	*,e	Tucows, Inc	932,278
98,608	*	Unisys Corp	1,172,449
36,954	*	Upland Software, Inc	1,271,957
147,883	*	Upwork, Inc	2,221,203
50,432	*	Varonis Systems, Inc	5,464,307
102,005	*	Verint Systems, Inc	4,579,004
36,684	*,e	Veritone, Inc	415,263
213,177	*	Verra Mobility Corp	2,180,801
106,522	e	VirnetX Holding Corp	550,719
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,931	*	Virtusa Corp	$1,905,399
61,208	*	Workiva, Inc	3,421,527
175,697		Xperi Holding Corp	3,239,853
161,110	*	Yext, Inc	2,709,870
92,357	*	Zix Corp	657,120
155,719	*	Zuora Inc	1,812,569
		TOTAL SOFTWARE & SERVICES	226,003,552

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
186,107	*,e	3D Systems Corp	1,226,445
79,951		Adtran, Inc	992,991
32,738	*	Agilysys, Inc	686,189
49,085	*,e	Akoustis Technologies, Inc	389,735
28,363	*,e	Applied Optoelectronics, Inc	403,038
140,570	*	Arlo Technologies, Inc	593,205
50,282	*	Avid Technology, Inc	413,821
46,592		Badger Meter, Inc	2,916,659
16,559		Bel Fuse, Inc (Class B)	202,020
70,342		Belden CDT, Inc	2,222,807
58,864		Benchmark Electronics, Inc	1,198,471
55,850	*	CalAmp Corp	440,098
76,812	*	Calix, Inc	1,575,414
6,912	*	Cambium Networks Corp	83,635
50,054	*	Casa Systems, Inc	280,803
18,621	*	Clearfield, Inc	347,095
36,907		Comtech Telecommunications Corp	606,013
52,925		CTS Corp	1,051,091
55,737		Daktronics, Inc	232,423
23,195	*	DASAN Zhone Solutions, Inc	234,501
120,049	*	Diebold, Inc	836,742
43,266	*	Digi International, Inc	524,384
34,563	*,e	Eastman Kodak Co	755,202
21,732	*	ePlus, Inc	1,619,903
185,197	*	Extreme Networks, Inc	842,646
58,838	*	Fabrinet	4,273,404
28,206	*	FARO Technologies, Inc	1,687,565
391,507	*	Fitbit, Inc	2,560,456
151,436	*	Harmonic, Inc	845,013
160,240	*	II-VI, Inc	8,127,373
28,576	*	Immersion Corp	192,888
248,173	*	Infinera Corp	1,958,085
108,427	*,e	Inseego Corp	1,461,596
55,241	*	Insight Enterprises, Inc	2,753,211
25,535	*	Intellicheck, Inc	186,916
50,026		InterDigital, Inc	3,002,561
37,124	*	Intevac, Inc	219,774
60,654	*	Iteris, Inc	281,435
63,916	*	Itron, Inc	4,445,997
36,276	*	Kimball Electronics, Inc	481,745
140,988	*	Knowles Corp	2,151,477
25,893	*	KVH Industries, Inc	210,251
46,474	*	Luna Innovations, Inc	263,508
58,758		Methode Electronics, Inc	1,656,976
31,027		MTS Systems Corp	575,551
20,217	*	Napco Security Technologies, Inc	533,324
47,918	*	Netgear, Inc	1,473,479
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

115,052	*	Netscout Systems, Inc	$2,929,224
55,985	*	nLight, Inc	1,297,172
55,204	*	Novanta, Inc	5,723,551
26,300	*	OSI Systems, Inc	1,866,248
94,083	*,e	PAE, Inc	741,374
25,673	*,e	PAR Technology Corp	789,701
18,106		PC Connection, Inc	791,232
28,122		PC-Tel, Inc	184,199
56,183	e	Plantronics, Inc	1,123,098
46,246	*	Plexus Corp	3,435,615
43,785	*	Powerfleet, Inc	196,157
46,851	*,e	Quantum Corp	203,802
42,424	*,e	Research Frontiers, Inc	143,393
79,331	*,e	Resonant, Inc	218,954
107,445	*	Ribbon Communications, Inc	472,758
29,927	*	Rogers Corp	3,566,999
107,912	*	Sanmina Corp	3,202,828
40,648	*	Scansource, Inc	932,872
73,279	*	Super Micro Computer, Inc	2,220,720
157,993	*	TTM Technologies, Inc	1,944,894
369,119	*	Viavi Solutions, Inc	5,104,916
216,155		Vishay Intertechnology, Inc	3,391,472
19,714	*	Vishay Precision Group, Inc	501,721
18,866	*,e	Wrap Technologies Inc	184,887
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	101,185,703

TELECOMMUNICATION SERVICES - 1.2%
80,292		Alaska Communications Systems Group, Inc	183,066
21,239	*	Anterix, Inc	925,596
18,247		ATN International, Inc	1,051,575
31,123	*	Bandwidth Inc	4,505,988
71,531	*	Boingo Wireless, Inc	1,033,623
81,817	*	Cincinnati Bell, Inc	1,228,073
68,636		Cogent Communications Group, Inc	6,184,790
120,307	*	Consolidated Communications Holdings, Inc	878,241
104,024	*,e	Gogo, Inc	302,710
24,167	*	IDT Corp (Class B)	157,327
190,070	*	Iridium Communications, Inc	5,206,017
72,105	*	Liberty Latin America Ltd (Class A)	741,240
178,284	*	Liberty Latin America Ltd (Class C)	1,823,845
31,695	*	Ooma, Inc	479,862
109,657	*	ORBCOMM, Inc	461,656
78,166		Shenandoah Telecom Co	3,929,405
31,498		Spok Holdings, Inc	315,610
376,012	*	Vonage Holdings Corp	4,493,343
		TOTAL TELECOMMUNICATION SERVICES	33,901,967

TRANSPORTATION - 1.4%
95,378	*	Air Transport Services Group, Inc	2,324,362
21,074		Allegiant Travel Co	2,360,920
39,391		ArcBest Corp	1,197,093
40,933	*	Atlas Air Worldwide Holdings, Inc	2,131,791
84,106	*,e	Avis Budget Group, Inc	2,178,345
78,992		Costamare, Inc	359,414
19,684	*	Covenant Transportation Group, Inc	331,675
69,771	*,e	Daseke, Inc	290,945
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

71,377	*,e	Eagle Bulk Shipping, Inc	$173,446
43,250	*	Echo Global Logistics, Inc	1,084,061
45,533		Forward Air Corp	2,367,261
34,315		Genco Shipping & Trading Ltd	232,999
72,314		Hawaiian Holdings, Inc	859,814
73,441		Heartland Express, Inc	1,489,751
110,000	*	Hertz Global Holdings, Inc	159,500
52,107	*	Hub Group, Inc (Class A)	2,756,460
64,005		Marten Transport Ltd	1,703,813
70,363		Matson, Inc	2,562,621
53,824	*	Mesa Air Group, Inc	166,854
2,640	*	PAM Transportation Services, Inc	74,078
17,188		Park-Ohio Holdings Corp	247,851
56,933	*	Radiant Logistics, Inc	241,965
73,761	*	Safe Bulkers, Inc	98,102
42,541	*	Saia, Inc	5,081,522
8,571	e	Scorpio Bulkers, Inc	125,651
78,219		Skywest, Inc	2,057,942
141,955	*,e	Spirit Airlines, Inc	2,244,309
11,955		Universal Logistics Holdings Inc	219,613
37,863	*	US Xpress Enterprises, Inc	346,825
97,307		Werner Enterprises, Inc	4,280,048
		TOTAL TRANSPORTATION	39,749,031

UTILITIES - 3.4%
83,914		Allete, Inc	4,976,100
59,659		American States Water Co	4,586,584
13,672		Artesian Resources Corp	479,614
166,433	*,e	Atlantic Power Corp	326,209
107,344		Avista Corp	3,985,683
101,492		Black Hills Corp	5,872,327
51,808	e	Brookfield Infrastructure Corp	2,364,517
68,500	*	Brookfield Renewable Corp	3,078,390
32,021	*,e	Cadiz, Inc	340,063
77,659		California Water Service Group	3,639,877
26,208		Chesapeake Utilities Corp	2,214,314
56,458		Clearway Energy, Inc (Class A)	1,293,453
128,568		Clearway Energy, Inc (Class C)	3,155,059
21,344		Consolidated Water Co, Inc	261,891
27,154		Genie Energy Ltd	220,762
17,733		Global Water Resources, Inc	184,246
56,114		MGE Energy, Inc	3,722,042
27,861		Middlesex Water Co	1,784,776
153,536		New Jersey Resources Corp	4,768,828
48,534		Northwest Natural Holding Co	2,596,084
81,781		NorthWestern Corp	4,600,999
84,542		ONE Gas, Inc	6,399,829
64,855		Ormat Technologies, Inc	3,858,872
63,782		Otter Tail Corp	2,439,661
128,540		PNM Resources, Inc	5,428,244
145,160		Portland General Electric Co	6,405,911
29,806	*	Pure Cycle Corp	269,148
13,938		RGC Resources, Inc	323,362
42,061		SJW Corp	2,627,130
150,673		South Jersey Industries, Inc	3,515,201
89,006		Southwest Gas Holdings Inc	6,198,378
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,201		Spark Energy, Inc	$152,517
81,022		Spire, Inc	4,995,816
54,499	*	Sunnova Energy International, Inc	1,363,020
23,438		Unitil Corp	1,011,350
21,070		York Water Co	975,752
		TOTAL UTILITIES	100,416,009

		TOTAL COMMON STOCKS	2,927,553,859
		(Cost $2,693,024,745)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
495		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,149	†	Omthera Pharmaceuticals, Inc	3,089
9,351	†	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,650

		TOTAL RIGHTS / WARRANTS	3,650
		(Cost $561)

SHORT-TERM INVESTMENTS - 6.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.3%
185,947,962	c	State Street Navigator Securities Lending Government Money Market Portfolio	185,947,962
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	185,947,962

TOTAL SHORT-TERM INVESTMENTS	185,947,962
(Cost $185,947,962)

TOTAL INVESTMENTS - 106.1%	3,113,505,471
(Cost $2,878,973,268)
OTHER ASSETS & LIABILITIES, NET - (6.1)%	(179,960,045)
NET ASSETS - 100.0%	$2,933,545,426

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $215,330,117.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $3,190,569 or 0.1% of net assets.
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

ARGENTINA - 0.1%
19,546	*	Globant S.A.	$3,380,285
47,900		Telecom Argentina S.A. (ADR) (Class B)	417,688
123,000	*	YPF S.A. (ADR) (Class D)	766,290
		TOTAL ARGENTINA	4,564,263

BRAZIL - 5.4%
2,475,697		AMBEV S.A.	6,596,733
212,000		Atacadao Distribuicao Comercio e Industria Ltd	911,959
115,075	*	B2W Companhia Global Do Varejo	2,632,151
1,065,982		B3 SA-Brasil Bolsa Balcao	12,963,721
664,724		Banco Bradesco S.A.	2,641,541
2,301,265		Banco Bradesco S.A. (Preference)	9,899,337
108,200		Banco BTG Pactual S.A. - Unit	1,792,496
454,583		Banco do Brasil S.A.	2,926,244
2,571,453		Banco Itau Holding Financeira S.A.	13,255,192
233,774		Banco Santander Brasil S.A.	1,339,488
352,848		BB Seguridade Participacoes S.A.	1,882,424
441,539		BR Malls Participacoes S.A.	837,955
100,115		Braskem S.A.	437,573
327,305	*	BRF S.A.	1,298,792
169,325		Centrais Eletricas Brasileiras S.A.	1,199,043
145,892		Centrais Eletricas Brasileiras S.A. (Preference)	1,075,337
94,557		Cia Brasileira de Distribuicao	1,286,971
624,956		Cia de Concessoes Rodoviarias	1,792,246
177,858		Cia de Saneamento Basico do Estado de Sao Paulo	2,074,678
533,291		Cia Energetica de Minas Gerais	1,226,767
54,700		Cia Paranaense de Energia	696,051
364,430		Cia Siderurgica Nacional S.A.	855,789
778,194		Cielo S.A.	801,085
936,549		Cogna Educacao	1,486,543
72,036		Cosan SA Industria e Comercio	1,248,345
119,600		CPFL Energia S.A.	719,909
93,600		Energisa S.A.	881,893
119,825		Engie Brasil Energia S.A.	1,060,532
497,900		Equatorial Energia S.A.	2,436,742
571,175		Gerdau S.A. (Preference)	1,910,650
118,300	g	Hapvida Participacoes e Investimentos S.A.	1,477,233
214,282		Hypermarcas S.A.	1,483,714
2,300,832		Investimentos Itau S.A. - PR	4,706,152
499,143		IRB Brasil Resseguros S	762,605
606,964		JBS S.A.	2,506,255
392,833		Klabin S.A.	1,555,804
318,206		Localiza Rent A Car	3,106,085
478,688		Lojas Americanas S.A. (Preference)	3,129,130
392,139		Lojas Renner S.A.	3,091,828
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

382,440		Magazine Luiza S.A.	$5,917,078
130,107		Multiplan Empreendimentos Imobiliarios S.A.	527,257
396,970		Natura & Co Holding S.A.	3,579,659
245,500		Notre Dame Intermedica Participacoes S.A.	3,141,843
364,727		Petrobras Distribuidora S.A.	1,587,122
1,989,516		Petroleo Brasileiro S.A.	8,657,449
2,583,168		Petroleo Brasileiro S.A. (Preference)	10,993,153
41,312		Porto Seguro S.A.	427,886
119,383		Raia Drogasil S.A.	2,840,082
562,127	*	Rumo S.A.	2,394,391
158,836		Sul America S.A.	1,543,738
280,284	*	Suzano Papel e Celulose S.A.	2,256,650
234,521		Telefonica Brasil S.A.	2,366,992
416,266		Tim Participacoes S.A.	1,256,806
390,860		Ultrapar Participacoes S.A.	1,419,116
1,955,059		Vale S.A.	22,752,898
439,917		Weg S.A.	5,679,694
		TOTAL BRAZIL	179,328,807

CHILE - 0.6%
1,519,194		Aguas Andinas S.A.	534,064
22,254,220		Banco de Chile	2,136,471
22,968		Banco de Credito e Inversiones	819,137
33,869,125		Banco Santander Chile S.A.	1,474,107
257,747		Cencosud Shopping S.A.	478,343
749,568		Centros Comerciales Sudamericanos S.A.	1,305,947
80,934		Cia Cervecerias Unidas S.A.	628,712
3,490,151		Colbun S.A.	631,543
207,594		Embotelladora Andina S.A.	521,001
97,263		Empresa Nacional de Telecomunicaciones S.A.	693,532
634,055		Empresas CMPC S.A.	1,404,526
212,005		Empresas COPEC S.A.	1,730,630
13,069,567		Enersis Chile S.A.	1,122,133
19,202,210		Enersis S.A.	2,979,277
436,264		SACI Falabella	1,555,904
62,980		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,917,535
		TOTAL CHILE	19,932,862

CHINA - 40.2%
42,600		360 Security Technology, Inc	118,498
651,500	*,e,g	3SBio, Inc	792,833
15,733	*	51job, Inc (ADR)	1,067,956
49,187	*	58.COM, Inc (ADR)	2,723,484
394,500	e	AAC Technologies Holdings, Inc	3,110,225
15,200		Accelink Technologies Co Ltd	70,634
41,900		Addsino Co Ltd	106,599
128,900		AECC Aero-Engine Control Co Ltd	337,713
49,300		AECC Aviation Power Co Ltd	260,595
682,000		Agile Property Holdings Ltd	865,408
15,188,064		Agricultural Bank of China Ltd	5,390,962
2,302,800		Agricultural Bank of China Ltd (Class A)	1,065,736
109,148		Aier Eye Hospital Group Co Ltd	709,048
130,490		Air China Ltd	127,740
962,000		Air China Ltd (H shares)	597,730
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

72,000		Airtac International Group	$1,510,370
55,100		Aisino Corp	137,943
172,000	g	AK Medical Holdings Ltd	503,317
987,565	*	Alibaba Group Holding Ltd (ADR)	247,898,566
1,894,284	*	Alibaba Health Information Technology Ltd	5,243,542
234,500	g	A-Living Services Co Ltd	1,324,470
1,736,000	*	Aluminum Corp of China Ltd	447,789
164,400	*	Aluminum Corp of China Ltd (Class A)	77,592
64,870		Angang Steel Co Ltd	24,995
22,700		Angel Yeast Co Ltd	214,276
650,282		Anhui Conch Cement Co Ltd	4,917,528
130,000		Anhui Conch Cement Co Ltd (Class A)	1,144,237
58,400		Anhui Gujing Distillery Co Ltd	644,172
10,500		Anhui Gujing Distillery Co Ltd (Class A)	320,154
17,100		Anhui Kouzi Distillery Co Ltd	122,580
559,651		Anta Sports Products Ltd	5,312,760
35,100		Apeloa Pharmaceutical Co Ltd	119,877
5,800		Asymchem Laboratories Tianjin Co Ltd	181,543
6,800		Autobio Diagnostics Co Ltd	158,533
30,700		Autohome, Inc (ADR)	2,690,855
70,700		AVIC Aircraft Co Ltd	240,226
294,858		Avic Capital Co Ltd	200,309
90,600	*	AVIC Electromechanical Systems Co Ltd	133,084
23,800		AVIC Jonhon Optronic Technology Co Ltd	148,610
47,400		AVIC Shenyang Aircraft Co Ltd	434,150
1,054,861		AviChina Industry & Technology Co	628,049
14,700	*	AVICOPTER plc	108,469
85,400	*	BAIC BluePark New Energy Technology Co Ltd	83,006
874,000	g	BAIC Motor Corp Ltd	426,218
145,789	*	Baidu, Inc (ADR)	17,407,206
649,400		Bank of Beijing Co Ltd	449,290
155,305		Bank of Chengdu Co Ltd	184,844
1,165,700		Bank of China Ltd	556,108
42,849,953		Bank of China Ltd (Hong Kong)	14,269,411
1,382,800		Bank of Communications Co Ltd	942,859
4,762,934		Bank of Communications Co Ltd (Hong Kong)	2,643,839
195,500		Bank of Hangzhou Co Ltd	264,470
313,700		Bank of Jiangsu Co Ltd	271,811
422,900		Bank of Nanjing Co Ltd	469,965
150,971		Bank of Ningbo Co Ltd	626,220
385,390		Bank of Shanghai Co Ltd	457,344
566,200		Baoshan Iron & Steel Co Ltd	399,310
22,302	*,e	Baozun, Inc (ADR)	938,022
155,900		BBMG Corp	72,190
165,600		Beijing Capital Development Co Ltd	160,106
902,830		Beijing Capital International Airport Co Ltd	594,753
132,200		Beijing Dabeinong Technology Group Co Ltd	204,565
14,100	*	Beijing E-Hualu Information Technology Co Ltd	101,319
67,700		Beijing Enlight Media Co Ltd	129,191
299,000		Beijing Enterprises Holdings Ltd	1,046,361
2,887,583		Beijing Enterprises Water Group Ltd	1,227,190
38,900		Beijing Kunlun Tech Co Ltd	150,354
49,500		Beijing New Building Materials plc	218,540
38,300		Beijing Oriental Yuhong Waterproof Technology Co Ltd	300,848
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

202,800		Beijing Originwater Technology Co Ltd	$249,252
20,300		Beijing Shiji Information Technology Co Ltd	106,868
21,000		Beijing Shunxin Agriculture Co Ltd	186,325
35,100		Beijing Sinnet Technology Co Ltd	131,671
18,500		Beijing Thunisoft Corp Ltd	70,386
37,320		Beijing Tiantan Biological Products Corp Ltd	265,821
44,409		Beijing Tongrentang Co Ltd	172,216
93,500		Beijing Yanjing Brewery Co Ltd	102,629
108,300	*,e	BEST, Inc (ADR)	455,943
11,900		Betta Pharmaceuticals Co Ltd	235,968
16,700		BGI Genomics Co Ltd	392,936
52,100	*	Bilibili, Inc (ADR)	2,270,518
954,600		BOE Technology Group Co Ltd	638,973
151,000	*	Bohai Leasing Co Ltd	66,461
1,394,000		Bosideng International Holdings Ltd	403,165
1,671,945		Brilliance China Automotive Holdings Ltd	1,707,310
33,100		BTG Hotels Group Co Ltd	83,833
57,100	*	BYD Co Ltd	696,588
339,500	e	BYD Co Ltd (H shares)	3,198,661
366,500	e	BYD Electronic International Co Ltd	1,286,643
51,300		By-health Co Ltd	183,996
39,900		C&S Paper Co Ltd	139,544
150,500		Caitong Securities Co Ltd	360,677
31,800	*,e,g	CanSino Biologics, Inc	1,116,629
35,700		Centre Testing International Group Co Ltd	119,646
6,068,200	g	CGN Power Co Ltd	1,277,023
15,300		Chacha Food Co Ltd	127,001
13,400		Changchun High & New Technology Industry Group, Inc	954,706
183,100		Changjiang Securities Co Ltd	226,391
816,600	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	841,911
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	108,895
69,900		Chaozhou Three-Circle Group Co Ltd	286,705
18,500		Chengdu Kanghong Pharmaceutical Group Co Ltd	126,635
78,500		Chengdu Xingrong Environment Co Ltd	57,370
71,000	*	China Aerospace Times Electronics Co Ltd	75,565
560,000		China Aoyuan Group Ltd	706,211
17,100	*	China Avionics Systems Co Ltd	42,876
4,246,000		China Cinda Asset Management Co Ltd	800,740
4,869,530		China Citic Bank	2,124,697
119,400		China CITIC Bank Corp Ltd	88,271
230,200		China Communications Construction Co Ltd	260,641
2,366,000		China Communications Construction Co Ltd (Hong Kong)	1,378,245
1,252,400		China Communications Services Corp Ltd	811,901
843,000		China Conch Venture Holdings Ltd	3,626,332
346,200		China Construction Bank Corp	303,595
51,038,641		China Construction Bank Corp (Hong Kong)	37,213,829
1,177,500	*	China COSCO Holdings Co Ltd	443,722
289,000	g	China East Education Holdings Ltd	679,486
270,700	*	China Eastern Airlines Corp Ltd	171,168
768,000	e	China Eastern Airlines Corp Ltd (H Shares)	273,021
351,000		China Education Group Holdings Ltd	667,181
244,000		China Enterprise Co Ltd	148,912
1,128,800		China Everbright Bank Co Ltd	611,410
271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,437,000		China Everbright Bank Co Ltd (Hong Kong)	$540,049
2,000,888		China Everbright International Ltd	1,236,954
474,000		China Everbright Ltd	759,576
981,000	e	China Evergrande Group	2,755,828
476,000	g	China Feihe Ltd	916,140
72,100	*	China Film Co Ltd	150,201
124,146		China Fortune Land Development Co Ltd	308,710
2,089,245		China Galaxy Securities Co Ltd	1,249,722
217,900		China Galaxy Securities Co Ltd (Class A)	407,972
1,413,268		China Gas Holdings Ltd	4,250,720
171,800		China Gezhouba Group Co Ltd	164,204
70,700	*	China Great Wall Securities Co Ltd	145,694
74,800		China Greatwall Technology Group Co Ltd	196,581
932,500		China Hongqiao Group Ltd	535,561
4,374,000	g	China Huarong Asset Management Co Ltd	497,154
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,877
873,824		China Insurance International Holdings Co Ltd	1,550,504
713,406	*,e,g	China International Capital Corp Ltd	1,687,180
60,600		China International Travel Service Corp Ltd	2,111,660
112,900		China Jushi Co Ltd	223,683
617,000		China Lesso Group Holdings Ltd	1,193,712
3,919,880		China Life Insurance Co Ltd	8,991,859
84,000		China Life Insurance Co Ltd (Class A)	438,680
160,800	*,e,g	China Literature Ltd	1,058,102
1,638,341		China Longyuan Power Group Corp	1,173,670
806,000		China Medical System Holdings Ltd	978,681
25,800		China Meheco Co Ltd	60,116
1,447,000		China Mengniu Dairy Co Ltd	6,790,000
2,061,368		China Merchants Bank Co Ltd	9,620,373
674,495		China Merchants Bank Co Ltd (Class A)	3,361,522
350,700		China Merchants Energy Shipping Co Ltd	313,879
804,894		China Merchants Holdings International Co Ltd	920,922
31,400	*	China Merchants Property Operation & Service Co Ltd	152,020
176,020		China Merchants Securities Co Ltd	543,094
214,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	524,955
1,063,900		China Minsheng Banking Corp Ltd	844,403
3,208,602		China Minsheng Banking Corp Ltd (Hong Kong)	2,020,940
3,261,665		China Mobile Hong Kong Ltd	22,264,565
1,632,000		China Molybdenum Co Ltd	662,880
489,300		China Molybdenum Co Ltd (Class A)	309,238
10,400		China National Accord Medicines Corp Ltd	74,199
2,037,913		China National Building Material Co Ltd	3,164,847
33,800		China National Chemical Engineering Co Ltd	27,891
18,000		China National Medicines Corp Ltd	113,429
296,400		China National Nuclear Power Co Ltd	184,363
22,800		China National Software & Service Co Ltd	309,680
144,400	*	China Northern Rare Earth Group High-Tech Co Ltd	257,538
1,010,773		China Oilfield Services Ltd	788,646
2,063,794		China Overseas Land & Investment Ltd	6,288,704
218,200		China Pacific Insurance Group Co Ltd	922,422
1,504,000		China Pacific Insurance Group Co Ltd (Hong Kong)	4,357,721
2,274,000		China Power International Development Ltd	425,733
1,124,500		China Railway Construction Corp	899,415
355,500		China Railway Construction Corp Ltd	447,824
272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

556,900	*	China Railway Group Ltd	$444,534
2,183,454		China Railway Group Ltd (Hong Kong)	1,105,309
783,000	g	China Railway Signal & Communication Corp Ltd	340,637
3,042,000		China Reinsurance Group Corp	333,746
776,677		China Resources Beer Holdings Company Ltd	5,401,006
470,000		China Resources Gas Group Ltd	2,318,274
1,727,555		China Resources Land Ltd	7,200,293
826,500	g	China Resources Pharmaceutical Group Ltd	469,436
1,093,372		China Resources Power Holdings Co	1,393,930
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	85,580
257,900		China Shenhua Energy Co Ltd	566,381
1,912,500		China Shenhua Energy Co Ltd (Hong Kong)	3,166,704
620,000	*	China Shipbuilding Industry Co Ltd	425,661
844,000		China Shipping Development Co Ltd	376,705
46,600		China South Publishing & Media Group Co Ltd	71,248
802,000	*,e	China Southern Airlines Co Ltd	372,129
242,700	*	China Southern Airlines Co Ltd (Class A)	185,453
44,200		China Spacesat Co Ltd	224,434
1,174,320		China State Construction Engineering Corp Ltd	846,226
1,076,744		China State Construction International Holdings Ltd	637,137
7,167,336		China Telecom Corp Ltd	2,128,166
23,716,778	g	China Tower Corp Ltd	4,314,769
31,700		China TransInfo Technology Co Ltd	106,547
3,279,716		China Unicom Ltd	1,824,264
913,600		China United Network Communications Ltd	665,179
897,600		China Vanke Co Ltd	2,829,613
296,400		China Vanke Co Ltd (Class A)	1,139,117
739,000		China Yangtze Power Co Ltd	1,945,018
614,000	g	China Yuhua Education Corp Ltd	593,535
88,000		Chinese Universe Publishing and Media Group Co Ltd	159,775
13,100		Chongqing Brewery Co Ltd	136,694
176,300	*	Chongqing Changan Automobile Co Ltd	280,035
26,500		Chongqing Fuling Zhacai Group Co Ltd	149,726
1,342,000		Chongqing Rural Commercial Bank	543,986
40,300	*	Chongqing Zhifei Biological Products Co Ltd	1,073,377
1,642,939		CIFI Holdings Group Co Ltd	1,476,876
3,099,738		Citic Pacific Ltd	2,909,386
1,212,500		CITIC Securities Co Ltd	2,827,400
280,300		CITIC Securities Co Ltd (Class A)	1,202,806
9,784,674		CNOOC Ltd	10,327,725
69,800		Contemporary Amperex Technology Co Ltd	2,100,771
958,196		COSCO Pacific Ltd	499,759
231,000		COSCO SHIPPING Development Co Ltd	67,841
142,500		COSCO SHIPPING Energy Transportation Co Ltd	146,552
162,100	*	COSCO SHIPPING Holdings Co Ltd	100,592
3,948,416		Country Garden Holdings Co Ltd	5,070,571
716,000		Country Garden Services Holdings Co Ltd	4,319,880
2,504,050		CRRC Corp Ltd	1,089,911
697,500		CRRC Corp Ltd (Class A)	583,842
76,200		CSC Financial Co Ltd	530,744
3,025,681		CSPC Pharmaceutical Group Ltd	6,372,566
30,910		Da An Gene Co Ltd	191,791
1,085,500	g	Dali Foods Group Co Ltd	663,406
467,600		Daqin Railway Co Ltd	434,632
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

30,520		Dawning Information Industry Co Ltd	$194,847
66,900		DHC Software Co Ltd	116,822
8,900		Dong-E-E-Jiao Co Ltd	51,960
233,800		Dongfang Electric Corp Ltd	347,042
1,609,917		Dongfeng Motor Group Co Ltd	1,152,511
200,700		Dongxing Securities Co Ltd	395,338
235,320		East Money Information Co Ltd	898,569
415,200		ENN Energy Holdings Ltd	5,032,952
46,761		Eve Energy Co Ltd	402,827
157,100		Everbright Securities Co Ltd	540,488
142,860	*	Fangda Carbon New Material Co Ltd	140,277
1,007,000		Far East Horizon Ltd	830,776
76,100		Fiberhome Telecommunication Technologies Co Ltd	311,235
116,500		Financial Street Holdings Co Ltd	115,156
178,400		First Capital Securities Co Ltd	276,991
322,040		Focus Media Information Technology Co Ltd	279,948
90,150		Foshan Haitian Flavouring & Food Co Ltd	1,936,151
1,370,952		Fosun International	1,563,255
234,600		Founder Securities Co Ltd	288,688
228,600		Foxconn Industrial Internet Co Ltd	479,422
2,718,000		Franshion Properties China Ltd	1,850,720
16,400		Fujian Star-net Communication Co Ltd	77,581
26,100		Fujian Sunner Development Co Ltd	107,416
62,700		Future Land Holdings Co Ltd	305,450
37,300		Fuyao Glass Industry Group Co Ltd	130,414
271,698	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	758,611
1,500		G-bits Network Technology Xiamen Co Ltd	133,241
134,700	*	GCL System Integration Technology Co Ltd	59,164
537,900		GD Power Development Co Ltd	157,307
41,700	*	GDS Holdings Ltd (ADR)	3,348,093
3,101,828		Geely Automobile Holdings Ltd	6,506,963
268,600		GEM Co Ltd	205,953
127,600		Gemdale Corp	255,610
544,000	*,e	Genscript Biotech Corp	1,182,121
819,600		GF Securities Co Ltd	983,558
132,000		GF Securities Co Ltd (Class A)	294,960
35,800		Giant Network Group Co Ltd	108,206
11,620		Gigadevice Semiconductor Beijing, Inc	387,825
28,300		Glodon Co Ltd	310,351
92,700		GoerTek, Inc	569,922
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	809,898
251,900		Grandjoy Holdings Group Co Ltd	197,890
1,627,266		Great Wall Motor Co Ltd	1,588,596
85,100		Gree Electric Appliances, Inc of Zhuhai	693,526
207,300		Greenland Holdings Corp Ltd	242,477
665,305		Greentown Service Group Co Ltd	910,693
51,700		GRG Banking Equipment Co Ltd	106,580
41,000	*,e	GSX Techedu, Inc (ADR)	3,653,920
37,500		Guangdong Haid Group Co Ltd	343,218
70,300	*	Guangdong HEC Technology Holding Co Ltd	72,923
20,100		Guangdong Hongda Blasting Co Ltd	162,130
1,610,000		Guangdong Investments Ltd	2,603,008
216,700	*	Guangdong LY Intelligent Manufacturing Co Ltd	368,356
397,700	*	Guanghui Energy Co Ltd	167,576
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,528,851		Guangzhou Automobile Group Co Ltd (Hong Kong)	$1,461,240
60,400		Guangzhou Baiyun International Airport Co Ltd	122,992
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	224,393
41,100		Guangzhou Haige Communications Group, Inc Co	84,922
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	160,423
761,600		Guangzhou R&F Properties Co Ltd	879,012
20,272		Guangzhou Shiyuan Electronic Technology Co Ltd	301,734
9,200		Guangzhou Wondfo Biotech Co Ltd	128,718
35,900	*	Guocheng Mining Co Ltd	122,976
134,800		Guosen Securities Co Ltd	254,752
221,800		Guotai Junan Securities Co Ltd	587,238
389,000	g	Guotai Junan Securities Co Ltd (Hong Kong)	643,861
29,800	*	Guoxuan High-Tech Co Ltd	107,832
101,100		Guoyuan Securities Co Ltd	150,747
418,000	e,g	Haidilao International Holding Ltd	1,924,860
682,000		Haier Electronics Group Co Ltd	2,369,818
577,300	*	Hainan Airlines Holding Co Ltd	130,749
388,000		Haitian International Holdings Ltd	892,744
1,573,200	*	Haitong Securities Co Ltd	1,463,596
231,500	*	Haitong Securities Co Ltd (Class A)	467,633
292,600		Hangzhou Hikvision Digital Technology Co Ltd	1,551,350
19,700		Hangzhou Robam Appliances Co Ltd	108,153
34,500		Hangzhou Silan Microelectronics Co Ltd	100,162
25,100		Hangzhou Tigermed Consulting Co Ltd	387,270
296,000	*,g	Hansoh Pharmaceutical Group Co Ltd	1,282,052
13,500		Hefei Meiya Optoelectronic Technology, Inc	115,801
47,000		Heilongjiang Agriculture Co Ltd	129,127
81,400		Henan Shuanghui Investment & Development Co Ltd	637,444
373,000		Hengan International Group Co Ltd	3,131,746
127,320		Hengli Petrochemical Co Ltd	296,824
82,980		Hengtong Optic-electric Co Ltd	197,268
230,060		Hengyi Petrochemical Co Ltd	334,521
88,900	*	Hesteel Co Ltd	28,688
20,000		Hithink RoyalFlush Information Network Co Ltd	409,808
62,200	*	Holitech Technology Co Ltd	46,866
18,900		Hongfa Technology Co Ltd	113,953
232,051	*,e,g	Hua Hong Semiconductor Ltd	1,021,656
197,010		Huaan Securities Co Ltd	228,191
408,000		Huadian Power International Corp Ltd (Class A)	212,130
45,800		Huadong Medicine Co Ltd	182,593
28,600		Huagong Tech Co Ltd	95,797
57,720		Hualan Biological Engineering, Inc	537,342
241,400		Huaneng Power International, Inc	162,247
1,843,110		Huaneng Power International, Inc (Hong Kong)	787,419
898,600	g	Huatai Securities Co Ltd	1,624,750
216,000		Huatai Securities Co Ltd (Class A)	643,229
135,500		Huaxi Securities Co Ltd	247,516
373,900		Huaxia Bank Co Ltd	340,700
35,900		Huaxin Cement Co Ltd	141,044
113,073		Huayu Automotive Systems Co Ltd	339,722
70,600	e	Huazhu Group Ltd (ADR)	2,423,698
88,900		Hubei Biocause Pharmaceutical Co Ltd	73,149
104,500		Hubei Energy Group Co Ltd	56,412
29,200		Hubei Jumpcan Pharmaceutical Co Ltd	105,977
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

66,500		Hubei Kaile Science & Technology Co Ltd	$135,790
105,800		Hunan Valin Steel Co Ltd	67,901
36,647		Hundsun Technologies, Inc	574,948
39,300	*	Hutchison China MediTech Ltd (ADR)	1,065,816
32,200	*,e	HUYA, Inc (ADR)	783,104
58,900		Iflytek Co Ltd	309,075
1,842,500		Industrial & Commercial Bank of China Ltd	1,309,265
32,469,777		Industrial & Commercial Bank of China Ltd (Hong Kong)	19,025,384
699,000		Industrial Bank Co Ltd	1,568,031
289,600		Industrial Securities Co Ltd	339,920
1,216,700	*	Inner Mongolia BaoTou Steel Union Co Ltd	203,977
37,600		Inner Mongolia First Machinery Group Co Ltd	58,619
158,600		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	169,974
195,000		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	70,702
211,600		Inner Mongolia Yili Industrial Group Co Ltd	1,110,081
577,700		Inner Mongolia Yitai Coal Co	421,566
498,500	*,g	Innovent Biologics, Inc	3,061,617
36,064		Inspur Electronic Information Industry Co Ltd	197,741
119,900	*	IQIYI, Inc (ADR)	2,529,890
18,240		Jafron Biomedical Co Ltd	191,883
448,524	*	JD.com, Inc (ADR)	28,611,346
73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	78,231
810,000		Jiangsu Express	868,831
29,156		Jiangsu Hengli Hydraulic Co Ltd	254,720
139,912		Jiangsu Hengrui Medicine Co Ltd	1,893,508
33,000		Jiangsu King’s Luck Brewery JSC Ltd	205,644
73,692		Jiangsu Shagang Co Ltd	114,494
57,900		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,121,227
8,500	*	Jiangsu Yangnong Chemical Co Ltd	116,818
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	137,013
207,800	*	Jiangsu Zhongnan Construction Group Co Ltd	281,508
98,900		Jiangsu Zhongtian Technology Co Ltd	166,383
695,000		Jiangxi Copper Co Ltd	830,689
100,300		Jiangxi Copper Co Ltd (Class A)	233,161
53,000		Jiangxi Ganfeng Lithium Co Ltd	424,816
106,100		Jiangxi Zhengbang Technology Co Ltd	328,144
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	90,848
61,900		Jinduicheng Molybdenum Co Ltd	59,132
208,500		Jinke Properties Group Co Ltd	259,844
39,800		Jinyu Bio-Technology Co Ltd	166,509
49,000		Joincare Pharmaceutical Group Industry Co Ltd	139,559
64,500	*	Jointown Pharmaceutical Group Co Ltd	173,073
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	216,295
22,400		Joyoung Co Ltd	125,450
31,304	*	JOYY, Inc (ADR)	2,498,685
13,800		Juewei Food Co Ltd	169,309
184,400		Juneyao Airlines Co Ltd	246,063
1,152,000		Kaisa Group Holdings Ltd	511,967
392,881		Kingboard Chemical Holdings Ltd	1,149,042
1,221,000		Kingdee International Software Group Co Ltd	3,377,076
431,000		Kingsoft Corp Ltd	2,196,167
126,000	*,e,g	Koolearn Technology Holding Ltd	584,177
40,300		Kweichow Moutai Co Ltd	9,692,458
644,929		KWG Property Holding Ltd	1,150,330
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,100	*	Laobaixing Pharmacy Chain JSC	$105,863
693,000		Lee & Man Paper Manufacturing Ltd	428,399
389,700	g	Legend Holdings Corp	506,898
3,805,856		Lenovo Group Ltd	2,294,347
102,600		Lens Technology Co Ltd	482,053
237,100		Leo Group Co Ltd	120,898
50,700		Lepu Medical Technology Beijing Co Ltd	311,867
229,700		Leyard Optoelectronic Co Ltd	236,597
1,103,500		Li Ning Co Ltd	3,556,808
28,800		Liaoning Cheng Da Co Ltd	115,386
22,100		Livzon Pharmaceutical Group, Inc	172,625
672,000		Logan Property Holdings Co Ltd	1,164,587
60,600		Lomon Billions Group Co Ltd	204,841
925,000	g	Longfor Properties Co Ltd	4,571,383
94,500		LONGi Green Energy Technology Co Ltd	771,803
36,900		Luenmei Quantum Co Ltd	77,214
215,253		Luxshare Precision Industry Co Ltd	1,816,706
1,017,000	e,g	Luye Pharma Group Ltd	642,803
41,000		Luzhou Laojiao Co Ltd	693,448
96,024		Maanshan Iron & Steel Co Ltd (Class A)	37,187
66,770	*	Mango Excellent Media Co Ltd	651,766
93,728	*	Meinian Onehealth Healthcare Holdings Co Ltd	206,770
1,866,800	*	Meituan Dianping (Class B)	46,196,749
525,300		Metallurgical Corp of China Ltd	210,872
79,764		Momo, Inc (ADR)	1,473,241
109,446		Muyuan Foodstuff Co Ltd	1,433,989
56,700		NanJi E-Commerce Co Ltd	159,196
15,600		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	105,596
103,900		Nanjing Securities Co Ltd	233,023
34,500	*	Nanyang Topsec Technologies Group, Inc	116,129
131,900		NARI Technology Co Ltd	402,157
14,900		NAURA Technology Group Co Ltd	443,576
124,400	*	NavInfo Co Ltd	332,123
43,001		Netease.com (ADR)	19,712,518
64,400		New China Life Insurance Co Ltd	487,574
454,200		New China Life insurance Co Ltd (Hong Kong)	1,777,232
139,500		New Hope Liuhe Co Ltd	650,510
75,684	*	New Oriental Education & Technology Group (ADR)	10,610,897
21,600		Newland Digital Technology Co Ltd	53,386
23,700		Ninestar Corp	129,297
30,200		Ningbo Joyson Electronic Corp	97,255
31,900	*	Ningbo Tuopu Group Co Ltd	154,520
210,100		Ningbo Zhoushan Port Co Ltd	125,482
476,400	*	NIO, Inc (ADR)	5,688,216
17,852	*	Noah Holdings Ltd (ADR)	543,950
240,700		Northeast Securities Co Ltd	386,865
365,700		Oceanwide Holdings Co Ltd	220,609
48,900		Offcn Education Technology Co Ltd	224,215
207,326		Offshore Oil Engineering Co Ltd	143,042
74,400		O-film Tech Co Ltd	206,990
7,840		Oppein Home Group, Inc	100,611
144,900		Orient Securities Co Ltd	243,083
10,500		Ovctek China, Inc	98,396
194,200	*	Pacific Securities Co Ltd	120,514
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	$61,103
4,132,220		People’s Insurance Co Group of China Ltd	1,344,459
167,600		People’s Insurance Co Group of China Ltd (Class A)	171,419
45,750		Perfect World Co Ltd	251,645
3,686,306		PICC Property & Casualty Co Ltd	2,913,069
136,500	*	Pinduoduo, Inc (ADR)	12,530,700
590,800		Ping An Bank Co Ltd	1,128,286
198,400	*,e,g	Ping An Healthcare and Technology Co Ltd	3,390,193
3,168,526		Ping An Insurance Group Co of China Ltd	33,431,819
328,900		Ping An Insurance Group Co of China Ltd (Class A)	3,572,899
62,000		Poly Property Development Co Ltd	652,704
326,100		Poly Real Estate Group Co Ltd	727,803
5,344,000	g	Postal Savings Bank of China Co Ltd	2,944,219
483,600		Power Construction Corp of China Ltd	291,846
5,200		Proya Cosmetics Co Ltd	139,755
200,100		Qingdao Haier Co Ltd	516,312
173,600		Qingdao Rural Commercial Bank Corp	139,807
162,500		RiseSun Real Estate Development Co Ltd	191,449
122,600		Rongsheng Petro Chemical Co Ltd	293,599
297,100		SAIC Motor Corp Ltd	773,737
113,500		Sanan Optoelectronics Co Ltd	437,614
8,600		Sangfor Technologies, Inc	263,708
68,700		Sansteel Minguang Co Ltd	70,163
224,700		Sany Heavy Industry Co Ltd	679,664
105,800		SDIC Capital Co Ltd	224,591
375,600	*	SDIC Power Holdings Co Ltd	463,865
368,160		Sealand Securities Co Ltd	297,040
1,116,000	e	Seazen Group Ltd	1,058,359
1,733,765	*	Semiconductor Manufacturing International Corp	6,788,480
97,700		SF Holding Co Ltd	990,551
4,700		SG Micro Corp	245,945
266,700		Shaanxi Coal Industry Co Ltd	309,393
73,690		Shandong Buchang Pharmaceuticals Co Ltd	302,739
81,675	*	Shandong Gold Mining Co Ltd	509,331
43,000		Shandong Hualu Hengsheng Chemical Co Ltd	142,577
44,800		Shandong Linglong Tyre Co Ltd	150,665
399,700		Shandong Nanshan Aluminum Co Ltd	135,816
20,000		Shandong Sinocera Functional Material Co Ltd	102,774
62,300		Shandong Sun Paper Industry JSC Ltd	113,314
1,319,390		Shandong Weigao Group Medical Polymer Co Ltd	3,359,929
135,000		Shanghai 2345 Network Holding Group Co Ltd	59,784
20,000		Shanghai Baosight Software Co Ltd	204,473
198,400		Shanghai Construction Group Co Ltd	88,689
168,400		Shanghai Electric Group Co Ltd	132,773
1,328,623	*	Shanghai Electric Group Co Ltd (Hong Kong)	409,840
83,700		Shanghai Electric Power Co Ltd	94,145
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd	564,744
275,985		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,307,249
289,000		Shanghai Industrial Holdings Ltd	421,661
31,900		Shanghai International Airport Co Ltd	310,314
295,600		Shanghai International Port Group Co Ltd	190,956
16,700		Shanghai Jahwa United Co Ltd	111,385
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	117,564
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	500,189
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

20,600		Shanghai M&G Stationery, Inc	$192,926
88,000	*	Shanghai Oriental Pearl Group Co Ltd	127,817
60,400		Shanghai Pharmaceuticals Holding Co Ltd	177,443
502,741		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	893,832
1,012,500		Shanghai Pudong Development Bank Co Ltd	1,502,172
13,800		Shanghai Putailai New Energy Technology Co Ltd	210,179
186,000		Shanghai RAAS Blood Products Co Ltd	275,742
189,800		Shanghai Tunnel Engineering Co Ltd	163,777
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	107,391
48,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	140,823
204,600		Shanxi Lu’an Environmental Energy Development Co Ltd	186,877
123,100	*	Shanxi Meijin Energy Co Ltd	116,601
173,160		Shanxi Securities Co Ltd	205,216
136,300		Shanxi Taigang Stainless Steel Co Ltd	69,351
22,500		Shanxi Xinghuacun Fen Wine Factory Co Ltd	581,040
144,170		Shanxi Xishan Coal & Electricity Power Co Ltd	86,967
294,700		Shenergy Co Ltd	240,497
55,200		Shengyi Technology Co Ltd	227,741
11,760		Shennan Circuits Co Ltd	259,436
585,400	*	Shenwan Hongyuan Group Co Ltd	489,074
68,300		Shenzhen Airport Co Ltd	97,571
31,800		Shenzhen Energy Group Co Ltd	25,839
412,000		Shenzhen Expressway Co Ltd	392,985
15,900		Shenzhen Goodix Technology Co Ltd	475,060
30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	108,742
43,300		Shenzhen Inovance Technology Co Ltd	311,993
555,238		Shenzhen International Holdings Ltd	906,116
1,772,470		Shenzhen Investment Ltd	556,133
45,700		Shenzhen Kaifa Technology Co Ltd	165,804
23,700	*	Shenzhen Kangtai Biological Products Co Ltd	764,226
68,200		Shenzhen Kingdom Sci-Tech Co Ltd	190,092
35,800		Shenzhen Mindray Bio-Medical Electronics Co Ltd	1,781,239
202,600		Shenzhen Overseas Chinese Town Co Ltd	208,180
50,500		Shenzhen Salubris Pharmaceuticals Co Ltd	251,988
23,100		Shenzhen Sunway Communication Co Ltd	183,704
440,800		Shenzhou International Group Holdings Ltd	5,265,235
42,700		Shijiazhuang Yiling Pharmaceutical Co Ltd	195,233
651,000		Shimao Property Holdings Ltd	2,762,408
1,698,000		Shui On Land Ltd	252,090
146,900	*	Siasun Robot & Automation Co Ltd	329,431
177,200		Sichuan Chuantou Energy Co Ltd	242,428
44,300		Sichuan Kelun Pharmaceutical Co Ltd	142,744
56,400		Sichuan Languang Development Co Ltd	43,208
12,900		Sichuan Swellfun Co Ltd	117,829
37,000		Silergy Corp	2,219,649
31,735	*	Sina Corp	1,280,507
82,200		Sinolink Securities Co Ltd	169,809
1,546,471		Sino-Ocean Land Holdings Ltd	373,066
708,000		Sinopec Engineering Group Co Ltd	313,827
2,140,000		Sinopec Shanghai Petrochemical Co Ltd	476,468
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	117,663
774,000		Sinopharm Group Co	1,844,658
308,700		Sinotrans Ltd (Class A)	149,869
368,745		Sinotruk Hong Kong Ltd	1,150,726
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,016,000	*	Soho China Ltd	$377,667
105,560		Songcheng Performance Development Co Ltd	282,371
287,220		SooChow Securities Co Ltd	469,898
131,200		Southwest Securities Co Ltd	110,047
40,939		Spring Airlines Co Ltd	232,810
50,800		STO Express Co Ltd	119,900
1,259,500		Sun Art Retail Group Ltd	1,750,452
1,326,031		Sunac China Holdings Ltd	6,252,574
245,100		Suning.com Co Ltd	362,347
375,417		Sunny Optical Technology Group Co Ltd	7,049,989
38,400		Sunwoda Electronic Co Ltd	131,409
33,000		Suofeiya Home Collection Co Ltd	108,569
43,100		Suzhou Dongshan Precision Manufacturing Co Ltd	181,184
190,600		Suzhou Gold Mantis Construction Decoration Co Ltd	245,096
203,432	*	TAL Education Group (ADR)	15,902,279
36,800		Tangshan Jidong Cement Co Ltd	101,039
191,900		TBEA Co Ltd	240,111
396,500		TCL Corp	355,350
3,013,604		Tencent Holdings Ltd	206,727,672
194,600	*	Tencent Music Entertainment (ADR)	3,140,844
12,000		Thunder Software Technology Co Ltd	166,877
217,800		Tianfeng Securities Co Ltd	223,992
23,300		Tianjin 712 Communication & Broadcasting Co Ltd	147,785
100,400		Tianjin Chase Sun Pharmaceutical Co Ltd	79,831
64,900		Tianjin Zhonghuan Semiconductor Co Ltd	227,473
72,100		Tianma Microelectronics Co Ltd	173,647
66,560	*	Tianqi Lithium Corp	241,311
86,500		Tianshui Huatian Technology Co Ltd	205,153
1,058,000		Tingyi Cayman Islands Holding Corp	1,972,320
13,900		Toly Bread Co Ltd	119,992
453,600	*	Tongcheng-Elong Holdings Ltd	833,308
36,000	*	TongFu Microelectronics Co Ltd	139,222
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	182,746
172,300		Tongkun Group Co Ltd	356,611
199,000		Tongling Nonferrous Metals Group Co Ltd	65,073
116,892		Tongwei Co Ltd	457,002
8,400	*	Topchoice Medical Corp	212,430
624,000	g	Topsports International Holdings Ltd	751,459
92,900		Transfar Zhilian Co Ltd	76,459
469,661		Travelsky Technology Ltd	903,386
253,796	*	Trip.com Group Ltd (ADR)	6,903,251
226,000		Tsingtao Brewery Co Ltd	2,014,675
21,500		Tsingtao Brewery Co Ltd (Class A)	255,840
203,600	*	Tunghsu Optoelectronic Technology Co Ltd	81,691
14,400		Unigroup Guoxin Microelectronics Co Ltd	261,102
787,000		Uni-President China Holdings Ltd	853,944
54,200	*	Unisplendour Corp Ltd	340,885
28,200		Universal Scientific Industrial Shanghai Co Ltd	97,738
19,000		Venustech Group, Inc	107,363
234,724	*	Vipshop Holdings Ltd (ADR)	5,344,665
28,200	*	Visionox Technology, Inc	65,967
51,400	*	Walvax Biotechnology Co Ltd	595,509
58,500	*	Wanda Film Holding Co Ltd	145,368
88,500		Wangsu Science & Technology Co Ltd	113,616
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

89,400		Wanhua Chemical Group Co Ltd	$865,425
2,630,252		Want Want China Holdings Ltd	1,946,518
33,572	*,e	Weibo Corp (ADR)	1,160,248
1,054,800		Weichai Power Co Ltd	2,259,028
126,900		Weichai Power Co Ltd (Class A)	294,409
10,200		Weifu High-Technology Group Co Ltd	32,212
12,600		Weihai Guangwei Composites Co Ltd	140,065
185,160		Wens Foodstuffs Group Co Ltd	630,431
140,000		Western Securities Co Ltd	198,966
89,500		Westone Information Industry, Inc	281,847
13,600		Will Semiconductor Ltd	403,468
27,800		Wingtech Technology Co Ltd	610,948
77,860		Winning Health Technology Group Co Ltd	257,699
1,194,000		Winteam Pharmaceutical Group Ltd	610,657
41,400	*	Wonders Information Co Ltd	159,082
78,400		Wuchan Zhongda Group Co Ltd	51,497
28,560		Wuhan Guide Infrared Co Ltd	159,881
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	362,159
80,400		Wuhu Token Science Co Ltd	140,453
122,800		Wuliangye Yibin Co Ltd	3,827,766
43,900		WUS Printed Circuit Kunshan Co Ltd	151,217
70,420		WuXi AppTec Co Ltd	1,140,564
84,384	e,g	WuXi AppTec Co Ltd (Hong Kong)	1,272,335
481,267	*,g	Wuxi Biologics Cayman, Inc	9,935,200
26,600		Wuxi Lead Intelligent Equipment Co Ltd	167,569
68,900		Wuxi Taiji Industry Co Ltd	113,738
143,900		XCMG Construction Machinery Co Ltd	131,051
107,700		Xiamen C & D, Inc	144,615
14,000		Xiamen Intretech, Inc	119,449
138,600		Xiamen Tungsten Co Ltd	299,071
5,571,600	*,g	Xiaomi Corp	10,681,092
217,900		Xinhu Zhongbao Co Ltd	106,422
105,500		Xinjiang Goldwind Science & Technology Co Ltd	196,596
446,000		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	448,975
2,135,780		Xinyi Solar Holdings Ltd	2,343,987
273,900		Yango Group Co Ltd	271,882
45,500		Yantai Jereh Oilfield Services Group Co Ltd	204,576
938,464		Yanzhou Coal Mining Co Ltd	733,580
148,900		Yanzhou Coal Mining Co Ltd (Class A)	196,334
13,800		Yealink Network Technology Corp Ltd	125,095
44,200		Yifan Pharmaceutical Co Ltd	187,152
13,160		Yifeng Pharmacy Chain Co Ltd	162,884
244,000		Yihai International Holding Ltd	2,993,493
50,800		Yintai Gold Co Ltd	138,743
383,600		Yonghui Superstores Co Ltd	494,168
80,899		Yonyou Network Technology Co Ltd	545,009
22,600	*	Youzu Interactive Co Ltd	71,782
38,100	*	Yuan Longping High-tech Agriculture Co Ltd	97,233
3,236,000		Yuexiul Property Co Ltd	593,283
190,546		Yum China Holdings, Inc	9,763,577
60,710		Yunda Holding Co Ltd	208,765
37,900		Yunnan Baiyao Group Co Ltd	595,448
16,100		Yunnan Energy New Material Co Ltd	184,157
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

926,300		Yuzhou Properties Co	$416,166
27,600	*	Zai Lab Ltd (ADR)	2,100,636
14,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	415,544
509,500		Zhaojin Mining Industry Co Ltd	645,592
164,400	*	Zhejiang Century Huatong Group Co Ltd	284,864
56,916		Zhejiang Chint Electrics Co Ltd	258,506
79,600	*	Zhejiang Conba Pharmaceutical Co Ltd	68,613
78,200		Zhejiang Dahua Technology Co Ltd	238,460
10,220		Zhejiang Dingli Machinery Co Ltd	130,058
918,414		Zhejiang Expressway Co Ltd	682,980
42,130		Zhejiang Huahai Pharmaceutical Co Ltd	232,945
37,176	*	Zhejiang Huayou Cobalt Co Ltd	228,332
38,400		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	136,576
225,600		Zhejiang Juhua Co Ltd	240,552
207,200		Zhejiang Longsheng Group Co Ltd	439,019
60,600		Zhejiang NHU Co Ltd	255,582
99,970		Zhejiang Sanhua Intelligent Controls Co Ltd	339,676
73,800		Zhejiang Semir Garment Co Ltd	78,578
12,900		Zhejiang Supor Co Ltd	156,793
58,900	*	Zhejiang Wanfeng Auto Wheel Co Ltd	58,316
39,500		Zhejiang Weixing New Building Materials Co Ltd	77,303
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	127,568
91,800		Zhengzhou Yutong Bus Co Ltd	179,292
782,000		Zhenro Properties Group Ltd	497,581
128,300		Zheshang Securities Co Ltd	303,241
204,700	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,227,222
14,000		Zhongji Innolight Co Ltd	118,841
190,440		Zhongjin Gold Corp Ltd	312,079
296,500		Zhongsheng Group Holdings Ltd	1,832,893
219,800	*	Zhongtian Financial Group Co Ltd	113,109
278,600		Zhuzhou CSR Times Electric Co Ltd	978,646
2,769,299		Zijin Mining Group Co Ltd	1,740,949
591,800		Zijin Mining Group Co Ltd (Class A)	500,893
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	194,076
126,100	*	ZTE Corp	709,759
429,464		ZTE Corp (Class H)	1,271,884
198,100		ZTO Express Cayman, Inc (ADR)	7,339,605
		TOTAL CHINA	1,339,910,842

COLOMBIA - 0.2%
138,344		BanColombia S.A.	993,201
233,711		BanColombia S.A. (Preference)	1,659,079
2,969,739		Ecopetrol S.A.	1,654,717
133,223		Grupo de Inversiones Suramericana S.A.	692,346
244,141		Interconexion Electrica S.A.	1,255,694
		TOTAL COLOMBIA	6,255,037

CZECH REPUBLIC - 0.1%
94,038		CEZ AS	1,894,422
36,567		Komercni Banka AS	848,114
243,391	g	Moneta Money Bank AS	554,123
		TOTAL CZECH REPUBLIC	3,296,659
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

EGYPT - 0.1%
696,107		Commercial International Bank	$2,739,755
518,867		Eastern Tobacco	384,504
371,381		ElSwedy Cables Holding Co	156,773
		TOTAL EGYPT	3,281,032

GREECE - 0.1%
12,741	*,†	Hellenic Duty Free Shops S.A.	150
127,764		Hellenic Telecommunications Organization S.A.	1,879,859
60,998		JUMBO S.A.	1,190,131
32,834		Motor Oil Hellas Corinth Refineries S.A.	448,463
109,568		OPAP S.A.	992,564
		TOTAL GREECE	4,511,167

HONG KONG - 0.4%
6,861,652	*,e	Alibaba Pictures Group Ltd	957,727
665,000		China Overseas Property Holdings Ltd	694,614
1,341,226		China Resources Cement Holdings Ltd	1,836,264
676,151		Kingboard Laminates Holdings Ltd	760,653
861,000		Nine Dragons Paper Holdings Ltd	904,337
5,583,331		Sino Biopharmaceutical	7,293,994
818,000		SSY Group Ltd	516,802
191,000		Vinda International Holdings Ltd	719,272
803,000		Wharf Holdings Ltd	1,364,235
		TOTAL HONG KONG	15,047,898

HUNGARY - 0.2%
217,493	*	MOL Hungarian Oil & Gas plc	1,281,194
116,417	*	OTP Bank	4,169,693
66,738		Richter Gedeon Rt	1,544,139
		TOTAL HUNGARY	6,995,026

INDIA - 8.0%
334,042		Ambuja Cements Ltd	979,716
153,609		Asian Paints Ltd	3,517,012
153,581		Aurobindo Pharma Ltd	1,800,560
81,484	*,g	Avenue Supermarts Ltd	2,243,352
1,084,446	*	Axis Bank Ltd	6,238,576
92,665		Bajaj Finance Ltd	4,023,396
19,119		Bajaj Finserv Ltd	1,582,533
43,032		Bajaj Holdings and Investment Ltd	1,726,210
207,855	*,g	Bandhan Bank Ltd	955,689
100,444		Berger Paints India Ltd	705,678
115,371		Bharat Forge Ltd	587,509
350,817		Bharat Petroleum Corp Ltd	1,935,605
1,306,018	*	Bharti Airtel Ltd	9,673,041
182,660		Bharti Infratel Ltd	468,432
151,873	*	Biocon Ltd	830,921
3,399		Bosch Ltd	591,825
30,564		Britannia Industries Ltd	1,559,924
178,785		Cipla Ltd	1,718,862
672,143		Coal India Ltd	1,159,897
35,063		Colgate-Palmolive India Ltd	666,142
90,433		Container Corp Of India Ltd	544,169
290,437		Dabur India Ltd	1,990,336
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

38,254		Divi S Laboratories Ltd	$1,338,362
367,391		DLF Ltd	689,897
59,154		Dr Reddy’s Laboratories Ltd	3,582,308
6,560		Eicher Motors Ltd	1,806,570
962,406		GAIL India Ltd	1,243,702
217,659		Godrej Consumer Products Ltd	2,010,191
147,436		Grasim Industries Ltd	1,244,618
116,808		Havells India Ltd	908,261
576,467		HCL Technologies Ltd	5,419,827
21,819	g	HDFC Asset Management Co Ltd	704,521
372,944	*,g	HDFC Life Insurance Co Ltd	3,125,068
55,113		Hero Honda Motors Ltd	1,963,075
581,220		Hindalco Industries Ltd	1,271,117
435,337		Hindustan Lever Ltd	12,842,100
320,033		Hindustan Petroleum Corp Ltd	919,065
869,354		Housing Development Finance Corp	20,675,378
2,531,616	*	ICICI Bank Ltd	11,781,229
106,900	g	ICICI Lombard General Insurance Co Ltd	1,860,048
184,532	g	ICICI Prudential Life Insurance Co Ltd	1,114,517
1,133,603		Indian Oil Corp Ltd	1,338,684
110,354		Indraprastha Gas Ltd	595,359
32,926		Info Edge India Ltd	1,400,954
1,803,679		Infosys Technologies Ltd	23,191,956
46,919	g	InterGlobe Aviation Ltd	611,182
1,823,876		ITC Ltd	4,728,464
487,252		JSW Steel Ltd	1,438,403
38,386		Jubilant Foodworks Ltd	881,426
244,978		Larsen & Toubro Ltd	2,987,252
168,871		LIC Housing Finance Ltd	591,677
124,863	*	Lupin Ltd	1,545,522
392,932		Mahindra & Mahindra Ltd	3,179,570
259,552		Marico Ltd	1,258,454
63,957		Maruti Suzuki India Ltd	5,345,527
488,899		Motherson Sumi Systems Ltd	619,377
307,016		Mundra Port and Special Economic Zone Ltd	1,289,665
12,437		Nestle India Ltd	2,739,327
1,253,537		NTPC Ltd	1,454,924
3,174		Page Industries Ltd	839,348
341,675		Petronet LNG Ltd	1,130,768
55,497		Pidilite Industries Ltd	1,004,447
49,329		Piramal Healthcare Ltd	969,126
985,326		Power Grid Corp of India Ltd	2,344,895
1,504,892		Reliance Industries Ltd	41,618,662
411,021		Rural Electrification Corp Ltd	549,186
210,629	*,g	SBI Life Insurance Co Ltd	2,565,175
1,118,815		Sesa Sterlite Ltd	1,710,315
4,255		Shree Cement Ltd	1,233,176
42,067		Shriram Transport Finance Co Ltd	387,398
30,838		Siemens India Ltd	477,986
971,736	*	State Bank of India	2,478,273
438,858		Sun Pharmaceutical Industries Ltd	3,117,280
477,783		Tata Consultancy Services Ltd	14,515,353
931,904	*	Tata Motors Ltd	1,291,576
186,569	*	Tata Steel Ltd	917,406
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

229,624		Tata Tea Ltd	$1,310,169
234,982		Tech Mahindra Ltd	2,132,350
163,273	*	Titan Industries Ltd	2,270,788
26,877		Torrent Pharmaceuticals Ltd	957,211
61,017		Ultra Tech Cement Ltd	3,352,068
263,895	*	United Phosphorus Ltd	1,684,031
151,767	*	United Spirits Ltd	1,177,378
586,826		Wipro Ltd	2,199,736
478,016	*	ZEE Telefilms Ltd	883,895
		TOTAL INDIA	268,314,958

INDONESIA - 1.4%
7,213,054		Adaro Energy Tbk	539,522
28,600,182		Bank Rakyat Indonesia	6,212,393
1,388,960		Indofood CBP Sukses Makmur Tbk	875,337
2,882,000	*	PT ACE Hardware Indonesia Tbk	345,352
10,588,572		PT Astra International Tbk	3,729,968
5,245,075		PT Bank Central Asia Tbk	11,234,803
9,301,739		PT Bank Mandiri Persero Tbk	3,696,974
3,531,959		PT Bank Negara Indonesia	1,116,613
11,880,800	*	PT Barito Pacific Tbk	777,355
3,661,600	*	PT Charoen Pokphand Indonesia Tbk	1,563,552
1,610,200		PT Excelcomindo Pratama	276,648
308,900	*	PT Gudang Garam Tbk	1,059,139
4,259,009		PT Hanjaya Mandala Sampoerna Tbk	499,963
1,424,305	*	PT Indah Kiat Pulp and Paper Corp Tbk	764,265
777,417	*	PT Indocement Tunggal Prakarsa Tbk	660,122
2,046,900		PT Indofood Sukses Makmur Tbk	907,211
9,861,300		PT Kalbe Farma Tbk	1,060,808
5,462,000		PT Perusahaan Gas Negara Persero Tbk	474,809
1,455,900		PT Semen Gresik Persero Tbk	923,043
25,882,883		PT Telekomunikasi Indonesia Persero Tbk	5,398,649
3,785,145		PT Unilever Indonesia Tbk	2,181,773
961,300		PT United Tractors Tbk	1,408,801
		TOTAL INDONESIA	45,707,100

KOREA, REPUBLIC OF - 11.4%
16,790		Amorepacific Corp	2,346,342
5,061		Amorepacific Corp (Preference)	261,911
3,961		BGF retail Co Ltd	413,897
138,454		BS Financial Group, Inc	598,432
34,560	*	Celltrion Healthcare Co Ltd	2,744,357
7,544	*	Celltrion Pharm Inc	747,823
49,256	*	Celltrion, Inc	12,279,063
33,095		Cheil Communications, Inc	534,188
44,910		Cheil Industries, Inc	4,000,405
4,382		CJ CheilJedang Corp	1,421,822
7,960		CJ Corp	551,115
5,823		CJ O Shopping Co Ltd	563,935
13,976		Daelim Industrial Co	983,041
98,128	*	Daewoo Engineering & Construction Co Ltd	287,966
26,134		Daewoo International Corp	304,685
156,000		Daewoo Securities Co Ltd	1,035,831
19,701	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	392,508
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

29,108		Dongbu Insurance Co Ltd	$1,151,250
32,942		Doosan Bobcat, Inc	746,096
9,945		DuzonBIzon Co Ltd	876,861
12,326		E-Mart Co Ltd	1,180,103
23,470		Fila Korea Ltd	660,147
9,472		GLOVIS Co Ltd	888,002
32,023		GS Engineering & Construction Corp	726,125
25,877		GS Holdings Corp	761,589
12,051		GS Retail Co Ltd	347,807
161,152		Hana Financial Group, Inc	3,999,021
37,843		Hankook Tire Co Ltd	828,711
3,480		Hanmi Pharm Co Ltd	770,780
89,111		Hanon Systems	746,206
55,280		Hanwha Chemical Corp	1,186,613
23,754		Hanwha Corp	507,317
23,577	*,e	HLB, Inc	1,658,568
9,428		Honam Petrochemical Corp	1,337,079
17,608		Hotel Shilla Co Ltd	1,041,815
288,727		Hynix Semiconductor, Inc	20,215,581
8,009		Hyundai Department Store Co Ltd	401,826
38,599		Hyundai Engineering & Construction Co Ltd	1,114,973
21,012	*	Hyundai Heavy Industries	1,577,927
33,069		Hyundai Marine & Fire Insurance Co Ltd	647,225
34,511		Hyundai Mobis	5,971,670
79,583		Hyundai Motor Co	8,488,380
18,250		Hyundai Motor Co Ltd (2nd Preference)	1,062,768
12,263		Hyundai Motor Co Ltd (Preference)	712,078
4,911		Hyundai Robotics Co Ltd	976,724
51,201		Hyundai Steel Co	1,069,350
148,772		Industrial Bank of Korea	1,015,148
29,208		Kakao Corp	8,473,689
56,962		Kangwon Land, Inc	1,093,572
205,203		KB Financial Group, Inc	6,073,037
2,671	*	KCC Glass Corp	72,134
139,671		Kia Motors Corp	4,753,894
13,605	*	KMW Co Ltd	816,011
36,145		Korea Aerospace Industries Ltd	729,108
134,877	*	Korea Electric Power Corp	2,163,839
4,851	*	Korea Express Co Ltd	624,031
16,318		Korea Gas Corp	347,948
20,005		Korea Investment Holdings Co Ltd	819,406
9,838		Korea Kumho Petrochemical	699,745
4,054		Korea Zinc Co Ltd	1,409,688
39,602	*	Korean Air Lines Co Ltd	580,142
62,802		KT&G Corp	4,262,617
24,087		LG Chem Ltd	11,533,810
3,949		LG Chem Ltd (Preference)	885,693
49,134		LG Corp	3,051,090
54,355		LG Electronics, Inc	3,232,205
4,875		LG Household & Health Care Ltd	5,622,475
1,289		LG Household & Health Care Ltd (Preference)	773,941
6,863		LG Innotek Co Ltd	931,540
106,048		LG Telecom Ltd	1,020,857
114,367	*	LG.Philips LCD Co Ltd	1,210,586
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

20,874		Lotte Corp	$545,083
6,195		Lotte Shopping Co Ltd	406,080
149,331		Meritz Securities Co Ltd	386,745
64,384		Naver Corp	16,356,863
8,566		NCsoft	5,836,837
11,717	*,g	Netmarble Corp	1,260,425
13,154		Orion Corp/Republic of Korea	1,479,524
732		Ottogi Corp	342,683
14,492		Pacific Corp	649,111
3,361	*	Pearl Abyss Corp	532,359
39,502		POSCO	6,374,411
10,900		POSCO Refractories & Environment Co Ltd	694,664
8,530		S1 Corp (Korea)	647,978
8,563	*,g	Samsung Biologics Co Ltd	5,279,586
12,786		Samsung Card Co	303,668
28,397		Samsung Electro-Mechanics Co Ltd	3,359,408
2,513,037		Samsung Electronics Co Ltd	122,821,768
435,253		Samsung Electronics Co Ltd (Preference)	18,179,559
77,417	*	Samsung Engineering Co Ltd	776,479
15,949		Samsung Fire & Marine Insurance Co Ltd	2,295,696
254,190	*	Samsung Heavy Industries Co Ltd	1,224,955
38,081		Samsung Life Insurance Co Ltd	1,521,259
28,748		Samsung SDI Co Ltd	9,624,298
18,265		Samsung SDS Co Ltd	2,559,934
27,887		Samsung Securities Co Ltd	678,935
236,868		Shinhan Financial Group Co Ltd	5,943,783
3,832		Shinsegae Co Ltd	674,244
18,740		SK C&C Co Ltd	3,493,060
30,588		SK Energy Co Ltd	3,272,616
10,693		SK Telecom Co Ltd	1,980,453
25,625		S-Oil Corp	1,316,933
191,612	*	STX Pan Ocean Co Ltd	567,173
12,402	*	ViroMed Co Ltd	563,933
27,959		Woongjin Coway Co Ltd	1,802,419
275,742		Woori Financial Group, Inc	1,972,172
54,605		Woori Investment & Securities Co Ltd	403,163
24,790		Yuhan Corp	1,192,138
		TOTAL KOREA, REPUBLIC OF	380,636,514

LUXEMBOURG - 0.0%
81,022		Reinet Investments S.C.A	1,537,148
		TOTAL LUXEMBOURG	1,537,148

MALAYSIA - 1.8%
1,026,433		AMMB Holdings BHD	703,188
3,442,481		Bumiputra-Commerce Holdings BHD	2,921,338
73,000		Carlsberg Brewery-Malay BHD	435,911
2,148,977		Dialog Group BHD	1,922,816
1,546,925		Digi.Com BHD	1,551,006
72,100		Fraser & Neave Holdings BHD	552,904
906,460		Gamuda BHD	763,485
1,181,075		Genting BHD	1,071,674
90,100		Genting Plantations BHD	215,325
350,600		HAP Seng Consolidated BHD	741,143
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

892,700		Hartalega Holdings BHD	$4,289,527
355,287		Hong Leong Bank BHD	1,261,312
133,206		Hong Leong Credit BHD	425,074
1,257,712		IHH Healthcare BHD	1,606,469
1,287,000		IJM Corp BHD	487,027
1,332,120		IOI Corp BHD	1,443,551
217,611		Kuala Lumpur Kepong BHD	1,197,374
2,089,050		Malayan Banking BHD	3,781,919
523,176		Malaysia Airports Holdings BHD	653,617
1,116,300		Maxis BHD	1,395,167
752,600		MISC BHD	1,401,044
40,200		Nestle Malaysia BHD	1,344,918
1,310,400		Petronas Chemicals Group BHD	1,917,443
180,700		Petronas Dagangan BHD	916,881
419,500		Petronas Gas BHD	1,668,257
338,740		PPB Group BHD	1,576,711
742,612		Press Metal BHD	849,139
1,540,123		Public Bank BHD	6,181,728
391,300		QL Resources BHD	900,028
1,507,500		Resorts World BHD	812,873
880,370		RHB Capital BHD	1,042,486
1,441,965		Sime Darby BHD	741,198
1,145,365		Sime Darby Plantation BHD	1,411,087
573,565		Telekom Malaysia BHD	541,277
1,222,963		Tenaga Nasional BHD	3,300,395
1,517,874		TM International BHD	1,147,436
805,900		Top Glove Corp BHD	4,936,405
557,400		Westports Holdings BHD	516,123
1,501,166		YTL Corp BHD	276,622
		TOTAL MALAYSIA	58,901,878

MEXICO - 1.6%
1,453,650		Alfa S.A. de C.V. (Class A)	786,428
17,738,041		America Movil S.A. de C.V. (Series L)	11,150,537
279,800		Becle SAB de C.V.	560,606
8,102,697		Cemex S.A. de C.V.	2,483,055
287,760		Coca-Cola Femsa SAB de C.V.	1,188,537
251,225		Embotelladoras Arca SAB de C.V.	1,239,023
1,646,800		Fibra Uno Administracion S.A. de C.V.	1,328,244
1,024,611		Fomento Economico Mexicano S.A. de C.V.	6,287,166
112,945		Gruma SAB de C.V.	1,325,347
216,130		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,434,684
100,291	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	996,826
881,520	e	Grupo Bimbo S.A. de C.V. (Series A)	1,587,964
225,498		Grupo Carso S.A. de C.V. (Series A1)	445,220
1,367,728	*	Grupo Financiero Banorte S.A. de C.V.	4,910,423
1,079,144	*	Grupo Financiero Inbursa S.A.	775,354
1,633,732		Grupo Mexico S.A. de C.V. (Series B)	4,126,357
1,243,590	*	Grupo Televisa S.A.	1,391,390
82,889		Industrias Penoles S.A. de C.V.	1,236,873
318,600		Infraestructura Energetica ,NV SAB de C.V.	947,425
823,442		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,347,551
146,600		Megacable Holdings SAB de C.V.	435,419
531,523		Orbia Advance Corp SAB de C.V.	841,648
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

112,320	*	Promotora y Operadora de Infraestructura SAB de C.V.	$824,572
2,743,084		Wal-Mart de Mexico SAB de C.V.	6,437,712
		TOTAL MEXICO	54,088,361

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	162,510
191,300		MCB Bank Ltd	203,818
519,317		Oil & Gas Development Co Ltd	356,516
		TOTAL PAKISTAN	722,844

PERU - 0.2%
132,022		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,565,781
35,610		Credicorp Ltd (NY)	4,528,524
45,344		Southern Copper Corp (NY)	1,981,986
		TOTAL PERU	8,076,291

PHILIPPINES - 0.8%
1,176,304		Aboitiz Equity Ventures, Inc	1,157,066
750,800		Aboitiz Power Corp	392,770
14,194	*	Altus San Nicolas Corp	4,130
152,663		Ayala Corp	2,268,412
4,285,193		Ayala Land, Inc	2,906,126
1,016,476		Banco de Oro Universal Bank	1,817,794
621,449		Bank of the Philippine Islands	863,001
20,581		Globe Telecom, Inc	863,716
58,566		GT Capital Holdings, Inc	525,353
587,400		International Container Term Services, Inc	1,153,191
1,486,876		JG Summit Holdings (Series B)	1,893,781
227,840		Jollibee Foods Corp	626,719
142,886		Manila Electric Co	771,412
4,426,900	*	Megaworld Corp	270,856
6,294,000		Metro Pacific Investments Corp	401,213
906,890		Metropolitan Bank & Trust	633,385
45,360		PLDT, Inc	1,228,406
542,600		Puregold Price Club, Inc	529,674
1,053,143		Robinsons Land Corp	330,861
126,985		SM Investments Corp	2,318,509
5,192,349		SM Prime Holdings	3,183,890
496,637		Universal Robina	1,240,276
		TOTAL PHILIPPINES	25,380,541

POLAND - 0.7%
104,670	*	Bank Pekao S.A.	1,412,530
20,184	*	Bank Zachodni WBK S.A.	809,609
6,864		BRE Bank S.A.	341,610
34,418	*	CD Projekt Red S.A.	3,693,030
146,346	*	Cyfrowy Polsat S.A.	1,087,401
27,235	*,g	Dino Polska S.A.	1,507,762
56,287		Grupa Lotos S.A.	727,264
71,195	*	KGHM Polska Miedz S.A.	2,396,839
708	*	LPP S.A.	1,303,331
982,160		Polish Oil & Gas Co	1,339,307
441,908	*	Polska Grupa Energetyczna S.A.	777,461
167,555		Polski Koncern Naftowy Orlen S.A.	2,385,760
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

470,970		Powszechna Kasa Oszczednosci Bank Polski S.A.	$2,727,734
315,296		Powszechny Zaklad Ubezpieczen S.A.	2,272,825
333,889	*	Telekomunikacja Polska S.A.	626,107
		TOTAL POLAND	23,408,570

QATAR - 0.8%
1,128,542		Barwa Real Estate Co	978,622
948,910		Commercial Bank of Qatar QSC	1,073,329
967,659		Industries Qatar QSC	2,076,409
1,806,165		Masraf Al Rayan	1,961,448
2,413,710		Mesaieed Petrochemical Holding Co	1,375,414
412,631		Ooredoo QSC	764,194
266,540		Qatar Electricity & Water Co	1,243,328
275,910		Qatar Fuel QSC	1,228,817
333,222		Qatar International Islamic Bank QSC	751,403
575,479		Qatar Islamic Bank SAQ	2,549,231
2,273,258		Qatar National Bank	11,320,225
		TOTAL QATAR	25,322,420

ROMANIA - 0.0%
191,602		NEPI Rockcastle plc	997,479
		TOTAL ROMANIA	997,479

RUSSIA - 2.9%
3,206,795		Gazprom (ADR)	15,713,296
225,744		LUKOIL PJSC (ADR)	15,456,692
150,105		Magnit OAO (GDR)	2,223,969
31,218	*	Magnit PJSC (GDR)	462,963
62,992		MMC Norilsk Nickel PJSC (ADR)	1,661,099
272,296		MMC Norilsk Nickel PJSC (ADR) (London)	7,112,864
276,149		Mobile TeleSystems (ADR)	2,446,680
38,648		NovaTek OAO (GDR)	5,630,907
11,062		Novatek PJSC (GDR)	1,621,689
77,905		Novolipetsk Steel PJSC (GDR)	1,522,264
54,326		PhosAgro OAO (GDR)	641,979
21,898		PhosAgro PJSC (GDR)	258,834
127,540		Polymetal International plc (ADR)	3,154,847
23,352		Polyus PJSC (GDR)	2,670,152
12,792	*	Polyus PJSC (GDR)	1,464,684
735,147	*	Rosneft Oil Co PJSC (GDR)	3,483,126
1,437,226	*	Sberbank of Russian Federation (ADR)	17,054,559
43,480		Severstal (GDR)	530,891
95,228		Severstal (GDR) (Equiduct)	1,159,725
758,920		Surgutneftegaz (ADR) (London)	3,764,243
107,678		Tatneft PAO (ADR)	4,792,691
28,483		Tatneft PJSC (ADR)	1,276,038
785,086	*	VTB Bank PJSC (GDR) Equiduct	770,308
126,377	*	VTB Bank PJSC (GDR) Tradegate	125,113
66,543		X 5 Retail Group NV (GDR)	2,497,356
		TOTAL RUSSIA	97,496,969

SAUDI ARABIA - 2.4%
21,709		Abdullah Al Othaim Markets Co	693,437
60,880		Advanced Petrochemical Co	829,738
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

619,646		Al Rajhi Bank	$9,738,639
465,681	*	Alinma Bank	1,811,871
132,738		Almarai Co JSC	1,896,799
312,240		Arab National Bank	1,619,895
170,600		Bank AlBilad	1,067,397
179,429		Bank Al-Jazira	570,287
283,179		Banque Saudi Fransi	2,263,479
28,460	*	Bupa Arabia for Cooperative Insurance Co	899,576
26,430	*	Co for Cooperative Insurance	572,953
283,763	*	Dar Al Arkan Real Estate Development Co	548,456
249,998	*	Emaar Economic City	473,630
181,790	*	Etihad Etisalat Co	1,309,203
30,220		Jarir Marketing Co	1,236,589
738,056		National Commercial Bank	7,139,455
211,981	*	National Industrialization Co	585,733
121,808	*	Rabigh Refining & Petrochemical Co	412,730
673,772		Riyad Bank	3,043,328
187,564		Sahara International Petrochemical Co	723,245
489,230		Samba Financial Group	3,369,902
19,234		Saudi Airlines Catering Co	422,188
102,944		Saudi Arabian Fertilizer Co	2,144,058
216,819	*	Saudi Arabian Mining Co	2,106,109
614,469	g	Saudi Arabian Oil Co	5,396,099
459,690		Saudi Basic Industries Corp	10,879,851
363,200		Saudi British Bank	2,344,061
45,258		Saudi Cement Co	675,781
443,211		Saudi Electricity Co	1,846,144
103,754		Saudi Industrial Investment Group	507,561
380,181	*	Saudi Kayan Petrochemical Co	821,779
301,602		Saudi Telecom Co	7,850,411
138,500		Savola Group	1,712,043
123,271		Yanbu National Petrochemical Co	1,705,729
		TOTAL SAUDI ARABIA	79,218,156

SINGAPORE - 0.0%
104,800	g	BOC Aviation Ltd	606,630
		TOTAL SINGAPORE	606,630

SOUTH AFRICA - 3.3%
413,363		Absa Group Ltd	1,915,739
28,628		Anglo American Platinum Ltd	2,197,576
212,270	*	Aspen Pharmacare Holdings Ltd	1,642,180
170,677		Bid Corp Ltd	2,815,099
153,193		Bidvest Group Ltd	1,182,519
23,875		Capitec Bank Holdings Ltd	1,235,322
135,609		Clicks Group Ltd	1,809,730
190,194		Discovery Holdings Ltd	1,236,755
126,179		Exxaro Resources Ltd	995,387
2,534,499		FirstRand Ltd	5,772,472
458,161		Gold Fields Ltd	6,058,767
1,672,109		Growthpoint Properties Ltd	1,302,634
423,446		Impala Platinum Holdings Ltd	3,780,111
33,648		Kumba Iron Ore Ltd	1,088,105
682,932		Life Healthcare Group Holdings Pte Ltd	696,909
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

384,525		Momentum Metropolitan Holdings	$372,068
143,699		Mr Price Group Ltd	1,062,702
904,109	e	MTN Group Ltd	3,162,315
242,531	*	MultiChoice Group Ltd	1,494,474
233,744		Naspers Ltd (N Shares)	42,530,007
231,067		Nedbank Group Ltd	1,418,156
185,040	*	Northam Platinum Ltd	1,460,633
382,703	e,g	Pepkor Holdings Ltd	225,228
213,334		Pick’n Pay Stores Ltd	562,110
70,305		PSG Group Ltd	629,007
364,853		Rand Merchant Investment Holdings Ltd	678,960
269,290		Remgro Ltd	1,452,046
940,999		Sanlam Ltd	3,330,094
295,991	*,e	Sasol Ltd	2,392,683
288,364		Shoprite Holdings Ltd	1,761,638
1,196,628	*	Sibanye Stillwater Ltd	3,385,012
104,005		Spar Group Ltd	1,001,984
652,205		Standard Bank Group Ltd	4,147,969
96,741		Tiger Brands Ltd	997,929
329,293		Vodacom Group Pty Ltd	2,474,068
566,283		Woolworths Holdings Ltd	1,047,350
		TOTAL SOUTH AFRICA	109,315,738

TAIWAN - 12.8%
270,000		Accton Technology Corp	2,115,176
1,648,380		Acer, Inc	1,138,738
202,407		Advantech Co Ltd	2,130,171
1,804,011		ASE Industrial Holding Co Ltd	4,621,825
1,175,512		Asia Cement Corp	1,602,402
396,500		Asustek Computer, Inc	2,924,333
4,781,000	*	AU Optronics Corp	1,628,672
373,389		Catcher Technology Co Ltd	2,756,978
4,225,604		Cathay Financial Holding Co Ltd	5,712,264
639,882		Chailease Holding Co Ltd	2,677,904
2,826,773		Chang Hwa Commercial Bank	1,832,516
1,084,922		Cheng Shin Rubber Industry Co Ltd	1,258,486
317,079		Chicony Electronics Co Ltd	939,170
957,000	*	China Airlines	261,050
6,002,754		China Development Financial Holding Corp	1,770,504
1,188,133		China Life Insurance Co Ltd (Taiwan)	824,045
6,182,151		China Steel Corp	4,182,269
9,613,282		Chinatrust Financial Holding Co	6,366,329
2,010,763		Chunghwa Telecom Co Ltd	7,514,489
2,273,000		Compal Electronics, Inc	1,443,596
1,014,768		Delta Electronics, Inc	6,936,407
5,920,875		E.Sun Financial Holding Co Ltd	5,478,619
93,316		Eclat Textile Co Ltd	1,102,969
859,554		Eva Airways Corp	318,716
898,980	*	Evergreen Marine Corp Tawain Ltd	337,435
1,583,071		Far Eastern Textile Co Ltd	1,384,350
857,000		Far EasTone Telecommunications Co Ltd	1,846,389
187,928	*	Feng TAY Enterprise Co Ltd	1,125,612
5,162,112		First Financial Holding Co Ltd	4,159,865
1,899,173		Formosa Chemicals & Fibre Corp	4,369,365
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

647,064		Formosa Petrochemical Corp	$1,803,502
2,041,453		Formosa Plastics Corp	5,467,424
449,000		Formosa Taffeta Co Ltd	463,105
439,512		Foxconn Technology Co Ltd	814,260
3,608,646		Fubon Financial Holding Co Ltd	5,139,383
5,080,124		Fuhwa Financial Holdings Co Ltd	3,125,692
160,000		Giant Manufacturing Co Ltd	1,684,821
117,509		Globalwafers Co Ltd	1,682,113
400,420		Highwealth Construction Corp	584,896
120,795		Hiwin Technologies Corp	1,273,970
6,609,002		Hon Hai Precision Industry Co, Ltd	17,663,403
157,608		Hotai Motor Co Ltd	3,604,639
4,079,706		Hua Nan Financial Holdings Co Ltd	2,798,089
4,190,487		InnoLux Display Corp	1,186,860
1,362,060		Inventec Co Ltd	1,160,082
54,125		Largan Precision Co Ltd	7,062,688
1,104,778		Lite-On Technology Corp	1,869,052
792,170		MediaTek, Inc	18,915,478
5,698,125		Mega Financial Holding Co Ltd	6,290,467
336,000		Micro-Star International Co Ltd	1,494,794
2,703,860		Nan Ya Plastics Corp	5,638,401
666,000		Nanya Technology Corp	1,378,155
97,000		Nien Made Enterprise Co Ltd	1,065,020
303,474		Novatek Microelectronics Corp Ltd	3,008,293
1,021,000		Pegatron Technology Corp	2,141,908
75,000		Phison Electronics Corp	752,462
1,263,512		Pou Chen Corp	1,145,483
366,000		Powertech Technology, Inc	1,222,684
316,000	*	President Chain Store Corp	3,018,474
1,527,000	*	Quanta Computer, Inc	4,266,391
254,085		Realtek Semiconductor Corp	3,241,660
284,048		Ruentex Development Co Ltd	492,403
1,679,421		Shanghai Commercial & Savings Bank Ltd	2,426,829
5,149,536	*	Shin Kong Financial Holding Co Ltd	1,496,451
5,063,717		SinoPac Financial Holdings Co Ltd	1,840,694
242,777		Standard Foods Corp	507,898
702,050		Synnex Technology International Corp	1,048,659
4,678,297		Taishin Financial Holdings Co Ltd	2,132,069
2,607,100		Taiwan Business Bank	899,351
2,461,827		Taiwan Cement Corp	3,781,393
4,577,941		Taiwan Cooperative Financial Holding	3,343,688
1,087,000		Taiwan High Speed Rail Corp	1,237,490
892,859		Taiwan Mobile Co Ltd	3,199,191
12,945,848		Taiwan Semiconductor Manufacturing Co Ltd	188,408,661
1,078,000	*	Tatung Co Ltd	588,092
2,606,908		Uni-President Enterprises Corp	6,362,558
5,852,452		United Microelectronics Corp	4,437,884
489,000		Vanguard International Semiconductor Corp	1,584,998
173,000		Walsin Technology Corp	1,036,492
184,878		Win Semiconductors Corp	1,993,667
1,409,000		Winbond Electronics Corp	630,420
1,484,560		Wistron Corp	1,739,446
40,000		Wiwynn Corp	1,072,436
786,660		WPG Holdings Co Ltd	1,070,113
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES	COMPANY	VALUE

195,009	Yageo Corp	$2,589,467
308,127	Zhen Ding Technology Holding Ltd	1,420,495
	TOTAL TAIWAN	427,065,138

TANZANIA, UNITED REPUBLIC OF - 0.2%
216,177	AngloGold Ashanti Ltd	7,052,533
	TOTAL TANZANIA, UNITED REPUBLIC OF	7,052,533

THAILAND - 2.0%
657,600	Advanced Info Service PCL (Foreign)	3,903,616
2,265,400	Airports of Thailand PCL (Foreign)	3,753,066
3,258,300	Asset World Corp PCL	421,211
341,700	B Grimm Power PCL	538,443
306,148	Bangkok Bank PCL (Foreign)	979,045
945,100	Bangkok Commercial Asset Management PCL	748,997
4,771,300	Bangkok Dusit Medical Services PCL (Foreign)	3,391,160
3,279,100	Bangkok Expressway & Metro PCL	932,464
502,500	Berli Jucker PCL	597,645
3,990,500	BTS Group Holdings PCL	1,343,710
195,100	Bumrungrad Hospital PCL (Foreign)	718,143
1,108,400	Central Pattana PCL (Foreign)	1,721,338
862,216	Central Retail Corp PCL	816,198
2,126,680	Charoen Pokphand Foods PCL	2,304,502
3,103,655	CP Seven Eleven PCL (Foreign)	6,795,080
152,000	Electricity Generating PCL	1,158,469
697,100	Energy Absolute PCL (Foreign)	1,060,189
310,400	Global Power Synergy Co Ltd (Foreign)	683,583
1,135,500	Gulf Energy Development PCL	1,231,202
3,045,126	Home Product Center PCL (Foreign)	1,523,860
742,978	Indorama Ventures PCL (Foreign)	597,665
1,192,400	Intouch Holdings PCL (Class F)	2,139,736
8,616,500	IRPC PCL (Foreign)	704,244
932,149	Kasikornbank PCL (Foreign)	2,443,372
1,816,360	Krung Thai Bank PCL (Foreign)	575,460
548,100	Krungthai Card PCL	542,483
3,752,000	Land and Houses PCL Co Reg	892,797
1,116,870	Minor International PCL (Foreign)	654,021
362,200	Muangthai Capital PCL	582,703
321,200	Osotspa PCL	438,467
844,098	PTT Exploration & Production PCL (Foreign)	2,473,948
1,205,429	PTT Global Chemical PCL (Foreign)	1,823,040
6,225,100	PTT PCL (Foreign)	7,508,098
424,400	Ratch Group PCL	814,502
413,558	Siam Cement PCL (Foreign)	5,074,327
463,800	Siam Commercial Bank PCL (Foreign)	999,824
294,900	Srisawad Corp PCL	455,236
684,500	Thai Oil PCL (Foreign)	925,987
1,393,400	Thai Union Group PCL	599,533
7,335,631	TMB Bank PCL (Foreign)	224,094
371,800	Total Access Communication PCL (Foreign)	438,046
6,115,448	True Corp PCL (Foreign)	659,429
	TOTAL THAILAND	66,188,933
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TURKEY - 0.4%
1,635,208	*	Akbank TAS	$1,225,295
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	251,522
185,457		Aselsan Elektronik Sanayi Ve Ticaret AS	935,109
244,436		BIM Birlesik Magazalar AS	2,495,535
812,172		Eregli Demir ve Celik Fabrikalari TAS	887,315
34,477		Ford Otomotiv Sanayi AS	408,499
466,615		Haci Omer Sabanci Holding AS	559,164
439,680		KOC Holding AS	1,019,048
137,158		TAV Havalimanlari Holding AS	327,091
72,453	*	Tupras Turkiye Petrol Rafine	858,607
285,468	*	Turk Hava Yollari	433,851
588,201		Turkcell Iletisim Hizmet AS	1,248,575
1,223,864	*	Turkiye Garanti Bankasi AS	1,230,210
753,373	*	Turkiye Is Bankasi (Series C)	518,587
1,496,703	*	Yapi ve Kredi Bankasi	459,150
		TOTAL TURKEY	12,857,558

UNITED ARAB EMIRATES - 0.5%
1,471,493		Abu Dhabi Commercial Bank PJSC	2,016,397
1,907,605		Aldar Properties PJSC	906,355
974,882		Dubai Islamic Bank PJSC	996,439
1,119,316	*	Emaar Malls Group PJSC	407,354
1,874,053	*	Emaar Properties PJSC	1,325,374
662,513		Emirates NBD Bank PJSC	1,606,736
924,216		Emirates Telecommunications Group Co PJSC	4,178,818
1,417,591		National Bank of Abu Dhabi PJSC	4,298,751
		TOTAL UNITED ARAB EMIRATES	15,736,224

UNITED KINGDOM - 0.1%
2,588,203		Old Mutual Ltd	1,737,954
		TOTAL UNITED KINGDOM	1,737,954

UNITED STATES - 0.9%
68,158		iShares MSCI South Korea Index Fund	4,107,201
611,179		Vanguard Emerging Markets ETF	26,286,809
		TOTAL UNITED STATES	30,394,010

		TOTAL COMMON STOCKS	3,323,887,540
		(Cost $2,732,403,527)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	626
		TOTAL PHILIPPINES	626

		TOTAL PREFERRED STOCKS	626
		(Cost $725)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
7,628		B2W Cia Digital	10,236
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY			VALUE

179,386		IRB Brasil Resseguros S			$34,388
		TOTAL BRAZIL			44,624

CHINA - 0.0%
12,923	†	Legend Holdings Corp			2,168
		TOTAL CHINA			2,168

INDIA - 0.0%
7,989		Shriram Transport Finance Co Ltd			73,571
		TOTAL INDIA			73,571

THAILAND - 0.0%
267,460		BTS Group Holdings PCL			7,891
		TOTAL THAILAND			7,891

		TOTAL RIGHTS / WARRANTS			128,254
		(Cost $60,847)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENT - 0.1%
$4,420,000	r	Fixed Income Clearing Corp (FICC)	0.080%	08/03/20	4,420,000
		TOTAL REPURCHASE AGREEMENT			4,420,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
11,173,781	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,173,781
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,173,781

		TOTAL SHORT-TERM INVESTMENTS			15,593,781
		(Cost $15,593,781)

		TOTAL INVESTMENTS - 100.1%			3,339,610,201
		(Cost $2,748,058,880)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(3,318,357)
		NET ASSETS - 100.0%			$3,336,291,844

		Abbreviation(s):
ADR		American Depositary Receipt
ETF		Exchange Traded Fund
GDR		Global Depositary Receipt

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,786,457.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $92,971,361 or 2.8% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $4,420,000 on 8/1/20, collateralized by U.S. Treasury Notes valued at $4,508,469.
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$624,656,448	18.7%
INFORMATION TECHNOLOGY	606,641,875	18.2
CONSUMER DISCRETIONARY	594,648,013	17.8
COMMUNICATION SERVICES	429,526,681	12.9
MATERIALS	227,133,067	6.8
CONSUMER STAPLES	212,274,517	6.3
ENERGY	185,941,930	5.6
INDUSTRIALS	152,935,927	4.6
HEALTH CARE	139,901,714	4.2
REAL ESTATE	79,706,666	2.4
UTILITIES	70,649,582	2.1
SHORT-TERM INVESTMENTS	15,593,781	0.5
OTHER ASSETS & LIABILITIES, NET	(3,318,357)	(0.1)

NET ASSETS	$3,336,291,844	100.0%
298

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUSTRALIA - 7.7%
217,329	*	Afterpay Touch Group Ltd	$10,570,611
649,541		AGL Energy Ltd	7,694,112
3,420,967	*	AMP Ltd	3,559,526
245,861		Ampol Ltd	4,608,667
1,174,880		APA Group	9,203,638
575,841		Aristocrat Leisure Ltd	10,796,737
2,170,422		AusNet Services	2,773,174
2,842,184		Australia & New Zealand Banking Group Ltd	36,097,703
196,342		Australian Stock Exchange Ltd	11,568,594
989,098	*,†	AZ BGP Holdings	2,826
2,958,940		BHP Billiton Ltd	77,905,477
2,121,338		BHP Group plc	45,870,569
503,380		BlueScope Steel Ltd	4,025,722
1,552,597		Brambles Ltd	11,987,247
98,626		CIMIC Group Ltd	1,517,405
523,763		Coca-Cola Amatil Ltd	3,056,945
64,918		Cochlear Ltd	8,858,950
1,324,819		Coles Group Ltd	17,175,890
1,775,886		Commonwealth Bank of Australia	90,347,925
483,279		Computershare Ltd	4,625,389
440,102		Crown Resorts Ltd	2,813,678
455,653		CSL Ltd	88,625,716
1,087,164		Dexus Property Group	6,599,494
1,628,693		Evolution Mining Ltd	6,957,791
1,701,621		Fortescue Metals Group Ltd	21,180,429
10,044,662		Glencore Xstrata plc	22,987,744
1,648,132		Goodman Group	20,038,972
1,906,414		GPT Group	5,275,515
2,317,844		Insurance Australia Group Ltd	8,438,330
652,882		Lend Lease Corp Ltd	5,303,733
343,794		Macquarie Group Ltd	30,213,282
126,725		Magellan Financial Group Ltd	5,505,600
2,825,466		Medibank Pvt Ltd	5,642,726
3,874,441		Mirvac Group	5,765,584
3,207,135		National Australia Bank Ltd	40,038,118
810,561		Newcrest Mining Ltd	20,649,692
753,993		Northern Star Resources Ltd	8,557,618
1,971,125		Oil Search Ltd	4,068,400
405,354		Orica Ltd	5,021,109
1,738,503		Origin Energy Ltd	6,656,514
749,831		Qantas Airways Ltd	1,719,185
1,456,084		QBE Insurance Group Ltd	10,197,643
2,065,488		QR National Ltd	6,586,735
184,363		Ramsay Health Care Ltd	8,148,682
56,269		REA Group Ltd	4,345,081
299

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

372,836		Rio Tinto Ltd	$27,287,362
1,126,056		Rio Tinto plc	68,545,485
1,802,574		Santos Ltd	6,733,170
5,279,984		Scentre Group	7,652,249
323,396		Seek Ltd	4,974,010
453,456		Sonic Healthcare Ltd	10,381,696
4,865,345		South32 Ltd	7,143,497
2,430,894		Stockland Trust Group	5,494,089
1,246,944		Suncorp-Metway Ltd	7,616,103
1,133,815		Sydney Airport	4,246,518
1,975,248		Tabcorp Holdings Ltd	4,995,051
4,275,373		Telstra Corp Ltd	10,237,466
378,090	*	TPG Telecom Ltd	2,171,816
2,744,342		Transurban Group	27,145,679
726,907		Treasury Wine Estates Ltd	5,580,999
3,931,053		Vicinity Centres	3,631,387
110,235	e	Washington H Soul Pattinson & Co Ltd	1,537,838
1,132,450		Wesfarmers Ltd	37,651,401
3,619,764		Westpac Banking Corp	43,468,905
142,586	e	Wisetech Global Ltd	2,096,237
934,828		Woodside Petroleum Ltd	13,298,991
1,265,363		Woolworths Ltd	35,030,353
		TOTAL AUSTRALIA	1,050,504,780

AUSTRIA - 0.2%
70,422		Andritz AG.	2,364,372
282,439	*	Erste Bank der Oesterreichischen Sparkassen AG.	6,321,901
67,802	e	Oest Elektrizitatswirts AG. (Class A)	3,557,294
147,355	*	OMV AG.	4,653,740
152,534	*	Raiffeisen International Bank Holding AG.	2,623,869
113,058		Voestalpine AG.	2,496,398
		TOTAL AUSTRIA	22,017,574

BELGIUM - 0.9%
177,205		Ageas	6,633,856
765,688		Anheuser-Busch InBev S.A.	41,579,293
56,254		Colruyt S.A.	3,267,041
30,968	e	Elia System Operator S.A.	3,370,470
42,486	*	Galapagos NV	7,887,314
32,654		Groupe Bruxelles Lambert S.A.	2,832,428
78,733		Groupe Bruxelles Lambert S.A. (EN Brussels)	6,829,345
250,734		KBC Groep NV	14,295,940
148,191		Proximus plc	3,048,439
14,981		Sofina S.A.	4,196,118
73,574		Solvay S.A.	5,710,312
51,120		Telenet Group Holding NV	1,983,068
127,099		UCB S.A.	16,331,174
197,773		Umicore S.A.	9,340,248
		TOTAL BELGIUM	127,305,046

CHILE - 0.0%
388,258		Antofagasta plc	5,162,204
		TOTAL CHILE	5,162,204
300

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.2%
38,600	*	BeiGene Ltd (ADR)	$8,067,400
1,700,800	g	Budweiser Brewing Co APAC Ltd	6,171,867
1,926,356		Wilmar International Ltd	6,511,479
2,425,338		Yangzijiang Shipbuilding	1,625,232
		TOTAL CHINA	22,375,978

DENMARK - 2.5%
163,359	e	Ambu A.S.	5,703,448
3,256		AP Moller - Maersk AS (Class A)	3,865,661
6,550		AP Moller - Maersk AS (Class B)	8,432,679
105,741		Carlsberg AS (Class B)	15,616,836
105,429		Christian Hansen Holding	12,030,770
118,879		Coloplast AS	20,292,317
695,411		Danske Bank AS	11,262,824
212,204		DSV AS	29,037,033
65,332	*	Genmab AS	22,487,694
129,581		GN Store Nord	7,968,582
69,398		H Lundbeck AS	2,530,257
1,776,201		Novo Nordisk AS	116,541,112
213,464		Novozymes AS	12,769,268
189,625	g	Orsted AS	27,026,294
101,082		Pandora AS	6,428,942
117,954		Tryg A.S.	3,470,936
199,738		Vestas Wind Systems AS	25,603,408
109,916	*,e	William Demant Holding A.S.	3,412,095
		TOTAL DENMARK	334,480,156

FINLAND - 1.2%
143,088		Elisa Oyj (Series A)	8,486,352
444,063		Fortum Oyj	9,013,051
341,126		Kone Oyj (Class B)	27,088,380
426,373		Neste Oil Oyj	19,583,968
5,673,535		Nokia Oyj (Turquoise)	27,233,659
3,251,972		Nordea Bank Abp	25,118,498
104,801		Orion Oyj (Class B)	4,572,369
473,318		Sampo Oyj (A Shares)	17,107,727
592,286		Stora Enso Oyj (R Shares)	7,428,279
536,301		UPM-Kymmene Oyj	14,315,845
445,868		Wartsila Oyj (B Shares)	3,729,181
		TOTAL FINLAND	163,677,309

FRANCE - 10.5%
190,749		Accor S.A.	4,801,613
29,703		Aeroports de Paris	2,800,146
474,455		Air Liquide	78,038,465
590,049		Airbus SE	43,189,223
191,304	*	Alstom RGPT	10,660,056
60,842	g	Amundi S.A.	4,629,004
68,395		Arkema	7,115,484
97,603		Atos Origin S.A.	8,345,946
1,944,624		AXA S.A.	39,016,330
44,226		BioMerieux	7,127,949
1,129,558		BNP Paribas S.A.	45,570,613
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

829,848		Bollore	$2,784,429
229,656		Bouygues S.A.	8,112,960
289,189		Bureau Veritas S.A.	6,362,099
161,458		Cap Gemini S.A.	20,940,194
596,287		Carrefour S.A.	9,476,741
43,847	*,e	Casino Guichard Perrachon S.A.	1,215,394
178,322		CNP Assurances	2,165,880
520,039		Compagnie de Saint-Gobain	19,238,860
1,160,324		Credit Agricole S.A.	11,168,994
617,997	e	Danone	41,364,560
2,467		Dassault Aviation S.A.	2,023,015
131,528		Dassault Systemes S.A.	23,950,387
243,662		Edenred	12,086,666
82,488		Eiffage S.A.	7,208,865
635,202		Electricite de France	6,432,417
285,203		Essilor International S.A.	37,987,607
38,059		Eurazeo	1,991,947
78,849		Faurecia	3,044,970
50,562		Fonciere Des Regions	3,633,785
1,833,284		Gaz de France	24,421,478
44,892		Gecina S.A.	5,823,490
450,817		Getlink S.E.	6,782,747
31,694		Hermes International	25,695,578
28,052		Icade	1,846,155
14,885	e	Iliad S.A.	2,911,082
61,108	e	Ingenico	9,889,316
36,957		Ipsen	3,544,265
76,585		JC Decaux S.A.	1,295,456
76,063		Kering	43,103,844
198,816		Klepierre	3,443,246
82,735	g	La Francaise des Jeux SAEM	3,030,582
266,081		Legrand S.A.	20,583,569
252,119		L’Oreal S.A.	84,618,166
278,843		LVMH Moet Hennessy Louis Vuitton S.A.	121,252,951
169,795		Michelin (C.G.D.E.) (Class B)	17,585,003
968,437		Natixis	2,368,788
1,997,654		Orange S. A.	23,414,263
51,477		Orpea	6,567,268
212,460		Pernod-Ricard S.A.	36,511,197
590,626		Peugeot S.A.	9,494,146
216,469		Publicis Groupe S.A.	6,921,825
25,805	e	Remy Cointreau S.A.	4,138,556
192,806		Renault S.A.	4,582,080
322,043		Safran S.A.	34,249,830
1,132,573		Sanofi-Aventis	118,916,888
28,165		Sartorius Stedim Biotech	8,809,506
555,017		Schneider Electric S.A.	63,640,180
159,047	*	SCOR SE	4,093,389
22,542		SEB S.A.	3,722,176
819,537		Societe Generale	12,617,032
88,305		Sodexho Alliance S.A.	6,094,293
339,662		Suez Environnement S.A.	4,479,722
58,793		Teleperformance	17,206,669
106,932		Thales S.A.	7,730,265
302

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,482,415		Total S.A.	$93,943,763
90,741	*	Ubisoft Entertainment	7,578,908
113,135		Unibail-Rodamco-Westfield	5,934,449
26,252		Unibail-Rodamco-Westfield (Paris)	1,376,717
241,617		Valeo S.A.	6,200,466
541,681		Veolia Environnement	12,408,606
517,882		Vinci S.A.	44,571,549
827,371		Vivendi Universal S.A.	21,955,460
26,683		Wendel	2,504,358
138,223	*,g	Worldline S.A.	11,891,233
		TOTAL FRANCE	1,432,235,109

GERMANY - 9.3%
191,173		Adidas-Salomon AG.	52,721,162
419,491		Allianz AG.	87,033,584
1,155,297		Aroundtown S.A.	6,956,713
923,003		BASF SE	50,918,439
986,638		Bayer AG.	65,545,820
331,298		Bayerische Motoren Werke AG.	21,186,657
57,931		Bayerische Motoren Werke AG. (Preference)	2,944,230
102,470		Beiersdorf AG.	12,235,484
151,994		Brenntag AG.	9,380,005
39,583		Carl Zeiss Meditec AG.	4,142,718
1,003,008		Commerzbank AG.	5,154,610
109,678		Continental AG.	10,594,758
176,084	g	Covestro AG.	6,833,362
861,225		Daimler AG. (Registered)	37,656,213
128,552	*,g	Delivery Hero AG.	14,756,665
516,605		Deutsche Annington Immobilien SE	33,391,198
1,972,685	*	Deutsche Bank AG. (Registered)	17,739,328
190,519		Deutsche Boerse AG.	34,663,753
235,614	*,e	Deutsche Lufthansa AG.	2,067,151
989,707		Deutsche Post AG.	40,172,377
3,344,573		Deutsche Telekom AG.	55,836,800
343,105		Deutsche Wohnen AG.	16,694,267
2,249,913		E.ON AG.	26,414,009
211,457		Evonik Industries AG.	5,712,767
40,235		Fraport AG. Frankfurt Airport Services Worldwide	1,572,859
213,733		Fresenius Medical Care AG.	18,830,321
419,852		Fresenius SE	20,947,969
67,810		Fuchs Petrolub AG. (Preference)	2,961,119
152,785		GEA Group AG.	5,514,866
60,526		Hannover Rueckversicherung AG.	10,239,203
150,122		HeidelbergCement AG.	8,331,082
104,510		Henkel KGaA	9,080,984
178,785		Henkel KGaA (Preference)	17,579,014
24,663		Hochtief AG.	2,013,727
1,255,096		Infineon Technologies AG.	31,999,142
64,691		KION Group AG.	4,944,073
49,880		Knorr-Bremse AG.	5,836,325
83,021	*	Lanxess AG.	4,305,942
69,192		LEG Immobilien AG.	9,647,891
128,560		Merck KGaA	16,430,710
176,183		Metro Wholesale & Food Specialist AG.	1,607,385
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

52,919		MTU Aero Engines Holding AG.	$9,175,485
144,976		Muenchener Rueckver AG.	38,429,282
57,497		Nemetschek AG.	4,214,868
156,686	*	Porsche AG.	8,868,890
83,887		Puma AG. Rudolf Dassler Sport	6,529,586
586,071		RWE AG.	22,091,576
1,048,039		SAP AG.	165,436,463
35,661		Sartorius AG.	13,720,987
105,377	g	Scout24 AG.	9,057,942
768,507		Siemens AG.	97,935,452
152,917	g	Siemens Healthineers AG.	7,961,087
130,825		Symrise AG.	16,354,529
129,676	*,g	TeamViewer AG.	6,988,401
1,003,436		Telefonica Deutschland Holding AG.	2,737,935
413,856	*	ThyssenKrupp AG.	3,216,865
201,877		Uniper SE	6,969,428
103,263		United Internet AG.	4,685,754
32,842		Volkswagen AG.	5,113,244
186,049	*	Volkswagen AG. (Preference)	27,233,296
152,477	*,g	Zalando SE	11,007,347
		TOTAL GERMANY	1,260,323,099

HONG KONG - 2.9%
12,131,538		AIA Group Ltd	109,389,336
307,612		ASM Pacific Technology	3,472,097
1,254,221		Bank of East Asia Ltd	2,856,480
3,713,044		BOC Hong Kong Holdings Ltd	10,352,175
2,600,303		CK Asset Holdings Ltd	14,438,620
646,869		CK Infrastructure Holdings Ltd	3,373,159
1,657,459		CLP Holdings Ltd	15,672,426
372,615		Dairy Farm International Holdings Ltd	1,600,991
1,974,971		Hang Lung Properties Ltd	4,845,314
749,468		Hang Seng Bank Ltd	11,792,536
1,418,108		Henderson Land Development Co Ltd	5,307,316
3,030,627		HK Electric Investments & HK Electric Investments Ltd	3,136,371
3,855,931		HKT Trust and HKT Ltd	5,681,670
10,682,694		Hong Kong & China Gas Ltd	15,306,488
1,402,985		Hong Kong Electric Holdings Ltd	7,813,312
1,200,647		Hong Kong Exchanges and Clearing Ltd	57,166,571
1,122,055		Hongkong Land Holdings Ltd	4,274,127
220,761		Jardine Matheson Holdings Ltd	9,028,526
218,250		Jardine Strategic Holdings Ltd	4,396,685
681,448		Kerry Properties Ltd	1,621,576
2,051,907		Link REIT	15,920,896
225,745		Melco Crown Entertainment Ltd (ADR)	3,715,763
1,602,897		MTR Corp	7,965,823
1,527,762		New World Development Co Ltd	7,459,712
1,441,078		NWS Holdings Ltd	1,117,040
5,127,780		PCCW Ltd	2,890,803
3,140,645		Sino Land Co	3,805,475
2,039,375		SJM Holdings Ltd	2,301,151
1,309,019		Sun Hung Kai Properties Ltd	15,920,015
511,946		Swire Pacific Ltd (Class A)	2,520,903
1,142,054		Swire Properties Ltd	2,639,278
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,378,931		Techtronic Industries Co	$14,422,287
9,488,186	g	WH Group Ltd	8,445,975
1,661,914		Wharf Real Estate Investment Co Ltd	5,877,951
		TOTAL HONG KONG	386,528,848

IRELAND - 0.7%
135,302	*	AerCap Holdings NV	3,643,683
789,548		CRH plc	28,746,271
158,950		Kerry Group plc (Class A)	21,052,364
152,675		Kingspan Group plc	10,952,901
153,669		Paddy Power plc	23,283,604
227,324		Smurfit Kappa Group plc	7,679,713
		TOTAL IRELAND	95,358,536

ISRAEL - 0.6%
42,657		Azrieli Group	2,074,761
1,127,032		Bank Hapoalim Ltd	6,800,444
1,455,437		Bank Leumi Le-Israel	7,378,165
115,788	*	Check Point Software Technologies	14,514,026
26,328		Elbit Systems Ltd	3,720,542
708,509		Israel Chemicals Ltd	2,211,553
1,188,429		Israel Discount Bank Ltd	3,653,949
140,417		Mizrahi Tefahot Bank Ltd	2,943,123
61,823	*	Nice Systems Ltd	12,697,615
1,100,470	*	Teva Pharmaceutical Industries Ltd (ADR)	12,699,424
51,577	*	Wix.com Ltd	14,982,087
		TOTAL ISRAEL	83,675,689

ITALY - 2.1%
1,098,874		Assicurazioni Generali S.p.A.	16,500,356
503,659	*	Autostrade S.p.A.	8,069,197
599,347		Davide Campari-Milano NV	6,050,630
25,075		DiaSorin S.p.A.	4,946,058
8,165,259		Enel S.p.A.	74,798,071
2,553,545		ENI S.p.A.	22,746,485
126,018		Ferrari NV	22,533,864
606,585		FinecoBank Banca Fineco S.p.A	8,842,654
406,486		Finmeccanica S.p.A.	2,610,147
239,041	g	Infrastrutture Wireless Italiane S.p.A	2,412,091
14,913,537		Intesa Sanpaolo S.p.A.	30,398,928
636,147		Mediobanca S.p.A.	5,137,563
194,880		Moncler S.p.A	7,534,423
374,989	*,g	Nexi S.p.A	6,736,616
381,974	g	Pirelli & C S.p.A	1,512,734
509,886	g	Poste Italiane S.p.A	4,685,082
239,190		Prysmian S.p.A.	6,116,498
106,410		Recordati S.p.A.	5,715,303
2,045,118		Snam Rete Gas S.p.A.	10,887,093
5,702,691		Telecom Italia RSP	2,292,377
8,660,906	e	Telecom Italia S.p.A.	3,512,478
1,468,979		Terna Rete Elettrica Nazionale S.p.A.	10,962,622
2,125,138		UniCredit S.p.A.	19,504,387
		TOTAL ITALY	284,505,657
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 24.4%
38,383		ABC-Mart, Inc	$2,022,230
374,274		Acom Co Ltd	1,322,111
201,800		Advantest Corp	11,018,090
652,845		Aeon Co Ltd	15,435,577
94,314		Aeon Mall Co Ltd	1,123,542
182,973		Air Water, Inc	2,372,357
164,121		Aisin Seiki Co Ltd	4,740,019
468,488		Ajinomoto Co, Inc	8,460,710
183,361		Alfresa Holdings Corp	3,754,747
111,180	e	All Nippon Airways Co Ltd	2,301,913
329,796		Amada Co Ltd	2,216,370
118,888		Aozora Bank Ltd	1,901,832
388,221		Asahi Breweries Ltd	12,654,405
195,373		Asahi Glass Co Ltd	5,492,107
195,100		Asahi Intecc Co Ltd	5,443,522
1,251,365		Asahi Kasei Corp	9,001,214
938,999		Ashikaga Holdings Co Ltd	2,088,865
1,865,161		Astellas Pharma, Inc	29,092,706
56,399		Bank of Kyoto Ltd	2,069,180
70,034		Benesse Holdings, Inc	1,826,492
1,981		BLife Investment Corp	5,150,852
528,912		Bridgestone Corp	15,579,386
215,461		Brother Industries Ltd	3,353,476
83,689		Calbee, Inc	2,659,414
999,577	e	Canon, Inc	16,085,706
187,843	*	Casio Computer Co Ltd	3,002,187
143,571		Central Japan Railway Co	17,416,517
43,816		Century Leasing System, Inc	2,464,437
541,343		Chiba Bank Ltd	2,480,347
661,272		Chubu Electric Power Co, Inc	7,863,238
673,644		Chugai Pharmaceutical Co Ltd	30,414,515
305,503		Chugoku Electric Power Co, Inc	3,728,055
119,764		Coca-Cola West Japan Co Ltd	1,786,799
1,058,423		Concordia Financial Group Ltd	3,138,394
24,200		Cosmos Pharmaceutical Corp	4,446,987
102,900		CyberAgent, Inc	5,820,665
242,233		Dai Nippon Printing Co Ltd	5,262,708
232,131		Daicel Chemical Industries Ltd	1,552,376
102,089		Daifuku Co Ltd	9,302,976
1,083,146		Dai-ichi Mutual Life Insurance Co	12,777,215
569,630		Daiichi Sankyo Co Ltd	50,404,597
249,880		Daikin Industries Ltd	43,965,504
64,159		Daito Trust Construction Co Ltd	5,031,490
568,994		Daiwa House Industry Co Ltd	12,556,111
1,518,872	*	Daiwa Securities Group, Inc	6,744,152
431,853		Denso Corp	15,975,363
212,847		Dentsu, Inc	4,748,655
28,485		Disco Corp	6,902,943
410,172		Don Quijote Co Ltd	9,296,547
300,181		East Japan Railway Co	17,303,828
252,896		Eisai Co Ltd	20,410,365
144,149		Electric Power Development Co	1,966,420
253,144	e	FamilyMart Co Ltd	5,682,529
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

194,529		Fanuc Ltd	$32,821,537
58,560		Fast Retailing Co Ltd	31,142,310
133,999		Fuji Electric Holdings Co Ltd	3,652,645
615,096		Fuji Heavy Industries Ltd	11,617,558
361,186		Fujifilm Holdings Corp	16,153,153
196,812		Fujitsu Ltd	26,352,175
177,093		Fukuoka Financial Group, Inc	2,575,564
3,665		GLP J-Reit	6,112,961
40,300		GMO Payment Gateway, Inc	4,224,866
227,781		Hakuhodo DY Holdings, Inc	2,500,530
143,866		Hamamatsu Photonics KK	6,252,872
224,437		Hankyu Hanshin Holdings, Inc	6,427,897
21,483		Hikari Tsushin, Inc	4,657,528
286,437		Hino Motors Ltd	1,651,687
31,867		Hirose Electric Co Ltd	3,342,303
50,845		Hisamitsu Pharmaceutical Co, Inc	2,234,418
109,937	*	Hitachi Construction Machinery Co Ltd	3,185,757
970,855	*	Hitachi Ltd	29,081,028
207,546		Hitachi Metals Ltd	2,709,140
1,635,825		Honda Motor Co Ltd	39,881,174
50,792		Hoshizaki Electric Co Ltd	3,871,895
378,996	*	Hoya Corp	37,376,372
299,055		Hulic Co Ltd	2,570,576
198,992		Idemitsu Kosan Co Ltd	4,145,133
142,263		Iida Group Holdings Co Ltd	2,201,928
1,022,817		Inpex Holdings, Inc	5,838,253
328,251		Isetan Mitsukoshi Holdings Ltd	1,497,814
553,864		Isuzu Motors Ltd	4,517,592
222,900		IT Holdings Corp	4,773,535
53,300		Ito En Ltd	3,154,976
1,351,032		Itochu Corp	29,623,159
111,200		Itochu Techno-Science Corp	4,516,377
112,057		Japan Airlines Co Ltd	1,813,898
50,445	e	Japan Airport Terminal Co Ltd	1,732,029
443,932		Japan Post Bank Co Ltd	3,311,892
1,556,564		Japan Post Holdings Co Ltd	10,631,015
219,600		Japan Post Insurance Co Ltd	2,919,418
779		Japan Prime Realty Investment Corp	2,047,270
1,298		Japan Real Estate Investment Corp	6,622,841
2,626		Japan Retail Fund Investment Corp	3,157,487
1,184,970		Japan Tobacco, Inc	20,254,047
492,707		JFE Holdings, Inc	3,234,073
221,007		JGC Corp	2,236,161
198,298		JSR Corp	4,323,950
227,232		JTEKT Corp	1,512,281
3,057,800		JX Holdings, Inc	10,722,512
439,610		Kajima Corp	4,829,134
139,245		Kakaku.com, Inc	3,361,925
105,855		Kamigumi Co Ltd	1,931,930
705,948		Kansai Electric Power Co, Inc	6,715,140
174,483		Kansai Paint Co Ltd	3,343,966
483,210		Kao Corp	35,053,978
151,800		Kawasaki Heavy Industries Ltd	2,070,041
1,653,332		KDDI Corp	52,571,725
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

97,838		Keihan Electric Railway Co Ltd	$3,988,440
225,434		Keihin Electric Express Railway Co Ltd	2,943,363
105,246		Keio Corp	5,255,341
140,716		Keisei Electric Railway Co Ltd	3,440,530
183,122		Keyence Corp	77,220,133
144,860	e	Kikkoman Corp	6,798,558
173,362		Kintetsu Corp	6,754,555
821,978		Kirin Brewery Co Ltd	15,838,423
49,664		Kobayashi Pharmaceutical Co Ltd	4,413,951
61,300		Kobe Bussan Co Ltd	3,804,499
102,897	*	Koito Manufacturing Co Ltd	4,029,094
879,434		Komatsu Ltd	17,278,150
92,856		Konami Corp	2,837,587
32,963		Kose Corp	3,338,692
1,033,275		Kubota Corp	14,713,800
320,056		Kuraray Co Ltd	3,133,855
98,986		Kurita Water Industries Ltd	2,662,313
322,250		Kyocera Corp	17,946,191
267,394		Kyowa Hakko Kogyo Co Ltd	6,603,854
406,233		Kyushu Electric Power Co, Inc	3,411,702
151,321		Kyushu Railway Co	2,989,330
75,100		Lasertec Corp	6,630,920
53,858		Lawson, Inc	2,681,957
58,826	*	LINE Corp	3,112,844
225,709		Lion Corp	5,866,745
265,246		LIXIL Group Corp	3,540,462
443,362		M3, Inc	22,767,773
223,046		Makita Corp	8,571,340
1,657,319		Marubeni Corp	7,630,163
190,542		Marui Co Ltd	2,770,615
56,580		Maruichi Steel Tube Ltd	1,339,793
590,557		Mazda Motor Corp	3,406,784
72,611		McDonald’s Holdings Co Japan Ltd	3,475,040
177,448		Mediceo Paltac Holdings Co Ltd	3,249,715
115,977		MEIJI Holdings Co Ltd	9,107,027
88,800	*,e	Mercari, Inc	3,762,355
365,672		Minebea Co Ltd	5,996,784
279,206		MISUMI Group, Inc	6,606,337
1,283,995		Mitsubishi Chemical Holdings Corp	6,898,674
1,355,055		Mitsubishi Corp	27,304,055
1,827,611		Mitsubishi Electric Corp	23,857,754
1,186,200		Mitsubishi Estate Co Ltd	17,040,104
161,704		Mitsubishi Gas Chemical Co, Inc	2,568,397
314,848		Mitsubishi Heavy Industries Ltd	7,324,491
109,017		Mitsubishi Materials Corp	2,228,791
648,578		Mitsubishi Motors Corp	1,278,022
12,263,292		Mitsubishi UFJ Financial Group, Inc	45,954,455
405,537		Mitsubishi UFJ Lease & Finance Co Ltd	1,721,451
1,660,277		Mitsui & Co Ltd	24,821,296
185,510		Mitsui Chemicals, Inc	3,530,534
936,196		Mitsui Fudosan Co Ltd	14,636,453
444,409		Mitsui Sumitomo Insurance Group Holdings, Inc	11,167,120
87,300		Miura Co Ltd	3,319,439
24,150,726		Mizuho Financial Group, Inc	29,440,880
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

126,900		MonotaRO Co Ltd	$5,396,927
576,338		Murata Manufacturing Co Ltd	37,018,558
112,377		Nabtesco Corp	3,418,928
192,821		Nagoya Railroad Co Ltd	4,879,539
200,498		Namco Bandai Holdings, Inc	11,071,965
248,225		NEC Corp	13,906,936
496,189		Nexon Co Ltd	12,747,995
264,138		NGK Insulators Ltd	3,282,688
154,375		NGK Spark Plug Co Ltd	2,076,107
448,682		Nidec Corp	35,641,943
148,800		Nihon M&A Center, Inc	7,245,517
312,826		Nikon Corp	2,187,098
112,278		Nintendo Co Ltd	49,381,000
1,310		Nippon Building Fund, Inc	7,324,036
73,790		Nippon Express Co Ltd	3,507,909
83,705		Nippon Meat Packers, Inc	3,678,990
147,139		Nippon Paint Co Ltd	10,061,546
2,053		Nippon ProLogis REIT, Inc	7,086,938
46,300		Nippon Shinyaku Co Ltd	3,581,974
796,946		Nippon Steel Corp	6,534,455
1,287,626		Nippon Telegraph & Telephone Corp	29,887,681
152,790		Nippon Yusen Kabushiki Kaisha	1,988,097
124,074		Nissan Chemical Industries Ltd	6,571,129
2,294,988	*	Nissan Motor Co Ltd	7,850,152
191,410		Nisshin Seifun Group, Inc	2,932,008
68,460		Nissin Food Products Co Ltd	6,184,051
81,071		Nitori Co Ltd	17,749,377
157,657		Nitto Denko Corp	8,936,069
334,575		NKSJ Holdings, Inc	11,025,645
3,160,852	*	Nomura Holdings, Inc	14,875,512
129,674		Nomura Real Estate Holdings, Inc	2,143,870
4,278		Nomura Real Estate Master Fund, Inc	5,305,432
319,073		Nomura Research Institute Ltd	8,421,425
363,927		NSK Ltd	2,449,823
624,908		NTT Data Corp	7,104,731
1,165,997		NTT DoCoMo, Inc	32,101,201
642,382		Obayashi Corp	5,735,437
68,986		Obic Co Ltd	12,371,220
293,860		Odakyu Electric Railway Co Ltd	6,149,573
870,243		OJI Paper Co Ltd	3,652,079
1,168,368		Olympus Corp	21,014,804
186,299		Omron Corp	13,419,076
371,280		Ono Pharmaceutical Co Ltd	10,435,708
39,189	*	Oracle Corp Japan	4,720,798
200,780		Oriental Land Co Ltd	24,222,626
1,327,530		ORIX Corp	14,357,384
2,660		Orix JREIT, Inc	3,431,599
386,195		Osaka Gas Co Ltd	7,160,707
511,163		Osaka Securities Exchange Co Ltd	12,138,039
104,973		Otsuka Corp	5,473,211
391,285		Otsuka Holdings KK	16,227,971
2,215,898		Panasonic Corp	19,192,722
113,334		Park24 Co Ltd	1,509,933
92,900	*	PeptiDream, Inc	3,742,593
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

113,800		Pigeon Corp	$4,424,324
88,656		Pola Orbis Holdings, Inc	1,474,021
854,497	*	Rakuten, Inc	7,852,246
1,279,473		Recruit Holdings Co Ltd	39,914,234
783,799	*	Renesas Electronics Corp	4,311,255
2,078,834		Resona Holdings, Inc	6,814,982
667,780		Ricoh Co Ltd	4,300,341
35,418		Rinnai Corp	2,902,991
92,814		Rohm Co Ltd	5,959,927
241,990		Ryohin Keikaku Co Ltd	2,916,758
371,343		Santen Pharmaceutical Co Ltd	6,265,470
237,718	*	SBI Holdings, Inc	5,005,602
209,165		Secom Co Ltd	18,088,369
173,483		Sega Sammy Holdings, Inc	1,955,776
216,575		Seibu Holdings, Inc	1,935,623
279,357		Seiko Epson Corp	2,963,704
357,987		Sekisui Chemical Co Ltd	4,873,012
618,272	e	Sekisui House Ltd	11,291,967
752,888		Seven & I Holdings Co Ltd	22,751,904
568,376		Seven Bank Ltd	1,394,244
154,702		SG Holdings Co Ltd	5,677,351
215,815	*,e	Sharp Corp	2,130,067
228,765		Shimadzu Corp	5,837,918
21,378		Shimamura Co Ltd	1,486,597
74,610		Shimano, Inc	16,200,649
582,450		Shimizu Corp	4,175,363
355,601		Shin-Etsu Chemical Co Ltd	41,619,083
184,096	*,e	Shinsei Bank Ltd	2,079,779
270,180		Shionogi & Co Ltd	16,073,257
401,930		Shiseido Co Ltd	22,394,001
425,548		Shizuoka Bank Ltd	2,763,612
141,592		Showa Denko KK	2,935,505
57,391	*	SMC Corp	30,161,783
1,921,000		Softbank Corp	25,714,897
1,574,172		Softbank Group Corp	99,287,862
77,206		Sohgo Security Services Co Ltd	3,642,199
1,277,845		Sony Corp	99,282,172
90,900		Square Enix Co Ltd	4,884,029
126,329		Stanley Electric Co Ltd	3,026,186
112,733		Start Today Co Ltd	3,049,470
272,199		Sumco Corp	4,223,172
51,900		Sumisho Computer Systems Corp	2,641,520
1,510,594		Sumitomo Chemical Co Ltd	4,358,996
1,181,226		Sumitomo Corp	13,123,093
176,665		Sumitomo Dainippon Pharma Co Ltd	2,206,407
744,283		Sumitomo Electric Industries Ltd	8,315,588
114,717		Sumitomo Heavy Industries Ltd	2,235,268
231,045		Sumitomo Metal Mining Co Ltd	6,945,108
1,307,662		Sumitomo Mitsui Financial Group, Inc	34,844,531
331,909		Sumitomo Mitsui Trust Holdings, Inc	8,521,464
312,945		Sumitomo Realty & Development Co Ltd	7,980,728
171,433		Sumitomo Rubber Industries, Inc	1,426,219
69,857		Sundrug Co Ltd	2,377,298
141,950		Suntory Beverage & Food Ltd	5,358,076
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

71,252		Suzuken Co Ltd	$2,534,584
370,840		Suzuki Motor Corp	12,168,531
167,125		Sysmex Corp	12,851,340
536,149		T&D Holdings, Inc	4,413,301
117,798		Taiheiyo Cement Corp	2,556,557
200,597		Taisei Corp	6,890,481
30,658		Taisho Pharmaceutical Holdings Co Ltd	1,741,947
149,558		Taiyo Nippon Sanso Corp	2,359,053
1,583,073		Takeda Pharmaceutical Co Ltd	57,413,000
130,249		TDK Corp	14,501,515
173,460		Teijin Ltd	2,505,062
188,872		Temp Holdings Co Ltd	2,387,783
646,654		Terumo Corp	24,463,600
123,185		THK Co Ltd	2,902,270
193,790		Tobu Railway Co Ltd	5,426,866
117,142		Toho Co Ltd	3,482,126
74,920		Toho Gas Co Ltd	3,269,447
417,037		Tohoku Electric Power Co, Inc	3,941,071
639,243		Tokio Marine Holdings, Inc	26,992,006
1,494,118	*	Tokyo Electric Power Co, Inc	3,985,165
150,043		Tokyo Electron Ltd	41,519,486
382,505		Tokyo Gas Co Ltd	8,121,382
488,644		Tokyu Corp	5,438,109
643,324		Tokyu Fudosan Holdings Corp	2,458,492
277,790		Toppan Printing Co Ltd	4,164,465
1,376,561		Toray Industries, Inc	5,958,526
385,187		Toshiba Corp	11,779,463
255,330		Tosoh Corp	3,427,072
140,932		Toto Ltd	5,316,196
95,299		Toyo Suisan Kaisha Ltd	5,793,727
62,599		Toyoda Gosei Co Ltd	1,227,472
142,633		Toyota Industries Corp	7,246,209
2,127,686		Toyota Motor Corp	126,307,817
213,844		Toyota Tsusho Corp	5,423,812
131,831	*	Trend Micro, Inc	7,731,741
36,059		Tsuruha Holdings, Inc	5,000,147
402,122		Uni-Charm Corp	18,189,104
2,980		United Urban Investment Corp	2,897,959
202,923		USS Co Ltd	3,008,523
46,500		Welcia Holdings Co Ltd	4,261,017
161,477		West Japan Railway Co	6,973,375
2,641,119		Yahoo! Japan Corp	14,044,766
124,811		Yakult Honsha Co Ltd	7,133,592
726,740		Yamada Denki Co Ltd	3,153,032
141,360		Yamaha Corp	6,517,641
282,379		Yamaha Motor Co Ltd	4,117,667
310,774		Yamato Transport Co Ltd	8,013,499
120,877		Yamazaki Baking Co Ltd	2,028,343
238,265		Yaskawa Electric Corp	7,921,677
226,973		Yokogawa Electric Corp	3,486,329
123,132		Yokohama Rubber Co Ltd	1,575,000
		TOTAL JAPAN	3,309,595,175
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JORDAN - 0.0%
173,535		Hikma Pharmaceuticals plc	$4,862,612
		TOTAL JORDAN	4,862,612

LUXEMBOURG - 0.2%
730,457		ArcelorMittal	8,087,458
13,133		Eurofins Scientific	8,595,893
394,740		SES Global S.A.	2,792,249
480,676		Tenaris S.A.	2,832,896
		TOTAL LUXEMBOURG	22,308,496

MACAU - 0.2%
2,156,361		Galaxy Entertainment Group Ltd	14,705,817
2,392,867		Sands China Ltd	9,123,556
1,556,653		Wynn Macau Ltd	2,730,086
		TOTAL MACAU	26,559,459

NETHERLANDS - 4.5%
437,239	g	ABN AMRO Group NV (ADR)	3,631,622
18,117	*,g	Adyen NV	30,240,101
1,842,139		Aegon NV	5,398,184
200,021		Akzo Nobel NV	18,846,867
637,821	*	Altice NV (Class A)	3,024,079
427,513		ASML Holding NV	151,996,958
172,547		DSM NV	26,411,060
109,616		EXOR NV	6,155,794
113,478		Heineken Holding NV	9,804,803
260,132		Heineken NV	25,200,199
3,917,135		ING Groep NV	27,313,712
1,098,193		Koninklijke Ahold Delhaize NV	31,628,886
3,547,394	e	Koninklijke KPN NV	9,345,274
917,413		Koninklijke Philips Electronics NV	47,403,544
71,613		Koninklijke Vopak NV	3,909,928
291,504		NN Group NV	10,669,659
488,990	*	Prosus NV	47,591,905
116,409		Randstad Holdings NV	5,607,116
4,137,687		Royal Dutch Shell plc (A Shares)	60,474,661
3,744,362		Royal Dutch Shell plc (B Shares)	52,557,571
122,077	*,g	Takeaway.com Holding BV	13,174,210
271,579		Wolters Kluwer NV	21,388,959
		TOTAL NETHERLANDS	611,775,092

NEW ZEALAND - 0.3%
736,184	*	a2 Milk Co Ltd	10,258,591
1,203,185		Auckland International Airport Ltd	5,128,979
579,371		Fisher & Paykel Healthcare Corp	13,878,493
1,276,410		Meridian Energy Ltd	4,144,218
664,816		Mighty River Power Ltd	2,066,871
404,771		Ryman Healthcare Ltd	3,592,738
1,842,623		Telecom Corp of New Zealand Ltd	6,038,524
		TOTAL NEW ZEALAND	45,108,414

NORWAY - 0.6%
955,436		DNB NOR Holding ASA	14,674,873
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,008,353		Equinor ASA	$15,118,378
219,177		Gjensidige Forsikring BA	4,505,817
442,444		Mowi ASA	8,035,285
1,338,826		Norsk Hydro ASA	3,781,817
752,539		Orkla ASA	7,401,846
104,664		Schibsted ASA (B Shares)	3,423,654
715,552		Telenor ASA	11,061,563
178,342		Yara International ASA	7,523,156
		TOTAL NORWAY	75,526,389

PORTUGAL - 0.2%
2,567,578		Energias de Portugal S.A.	12,904,882
493,150		Galp Energia SGPS S.A.	5,163,676
270,653		Jeronimo Martins SGPS S.A.	4,537,840
		TOTAL PORTUGAL	22,606,398

RUSSIA - 0.0%
524,556		Evraz plc	1,942,407
		TOTAL RUSSIA	1,942,407

SINGAPORE - 1.0%
2,922,168		Ascendas REIT	7,563,925
2,801,637		CapitaCommercial Trust	3,303,732
2,551,926		CapitaLand Ltd	5,150,396
2,620,545		CapitaMall Trust	3,621,914
440,245		City Developments Ltd	2,636,459
1,781,405		DBS Group Holdings Ltd	25,733,559
5,633,684		Genting Singapore Ltd	3,022,213
95,544		Jardine Cycle & Carriage Ltd	1,400,930
1,444,465	e	Keppel Corp Ltd	5,688,154
2,078,800		Mapletree Commercial Trust	2,799,145
2,468,200		Mapletree Logistics Trust	3,844,633
3,229,794		Oversea-Chinese Banking Corp	20,230,647
1,862,415		Singapore Airlines Ltd	4,645,904
858,760		Singapore Exchange Ltd	5,122,782
1,680,671		Singapore Technologies Engineering Ltd	4,019,980
8,042,999		Singapore Telecommunications Ltd	14,597,019
2,303,064		Suntec Real Estate Investment Trust	2,259,819
1,175,788		United Overseas Bank Ltd	16,554,519
444,897		UOL Group Ltd	2,155,029
293,113		Venture Corp Ltd	3,827,885
		TOTAL SINGAPORE	138,178,644

SOUTH AFRICA - 0.2%
1,236,591		Anglo American plc (London)	29,935,489
		TOTAL SOUTH AFRICA	29,935,489

SPAIN - 2.3%
277,353		ACS Actividades de Construccion y Servicios S.A.	6,433,623
68,081	g	Aena S.A.	8,876,753
433,041		Amadeus IT Holding S.A.	21,624,016
6,688,442		Banco Bilbao Vizcaya Argentaria S.A.	20,825,931
16,716,653		Banco Santander S.A. (AQXE)	35,848,396
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

669,804		Bankinter S.A.	$3,482,436
3,606,722		CaixaBank S.A.	7,758,230
252,048	g	Cellnex Telecom SAU	15,862,489
1,070,085	e	Corp Mapfre S.A.	1,937,718
247,815		Enagas	6,252,210
315,105		Endesa S.A.	8,988,966
491,793		Ferrovial S.A.	12,042,527
300,942	e	Grifols S.A.	8,768,079
5,833,713		Iberdrola S.A.	75,402,410
132,584	*	Iberdrola S.A.-Interim	1,713,692
1,095,616		Industria De Diseno Textil S.A.	29,031,519
293,779	e	Naturgy Energy Group S.A.	5,466,636
434,305	e	Red Electrica Corp S.A.	8,466,685
1,488,021		Repsol YPF S.A.	11,734,138
244,302	e	Siemens Gamesa Renewable Energy	5,764,366
4,899,069		Telefonica S.A.	20,517,375
		TOTAL SPAIN	316,798,195

SWEDEN - 3.1%
320,016		Alfa Laval AB	7,580,610
1,007,085		Assa Abloy AB	22,232,600
674,749		Atlas Copco AB (A Shares)	29,953,099
393,663		Atlas Copco AB (B Shares)	15,235,798
276,027		Boliden AB	7,537,793
225,322		Electrolux AB (Series B)	4,234,625
385,895		Epiroc AB	5,254,107
661,928		Epiroc AB (Class A)	9,255,155
236,912		EQT AB	5,600,768
2,926,156		Ericsson (LM) (B Shares)	34,046,024
609,476		Essity AB	20,109,295
126,553	e,g	Evolution Gaming Group AB	8,587,989
810,734	e	Hennes & Mauritz AB (B Shares)	12,637,213
283,154		Hexagon AB (B Shares)	18,517,533
416,059		Husqvarna AB (B Shares)	3,981,681
100,852		ICA Gruppen AB	4,954,177
164,461		Industrivarden AB	4,056,838
144,218		Investment AB Latour	2,960,355
459,234		Investor AB (B Shares)	27,248,466
241,630		Kinnevik AB	8,505,484
73,531		Lundbergs AB (B Shares)	3,453,999
187,698		Lundin Petroleum AB	4,378,171
310,265		Nibe Industrier AB	7,465,306
1,138,014		Sandvik AB	21,267,806
313,193		Securitas AB (B Shares)	4,669,851
1,635,871		Skandinaviska Enskilda Banken AB (Class A)	15,827,186
337,749		Skanska AB (B Shares)	6,817,878
386,029		SKF AB (B Shares)	7,146,488
612,174		Svenska Cellulosa AB (B Shares)	7,434,745
1,549,234		Svenska Handelsbanken AB	14,610,004
913,104		Swedbank AB (A Shares)	14,827,215
170,385		Swedish Match AB	13,127,949
497,505		Tele2 AB (B Shares)	7,058,247
2,527,606		TeliaSonera AB	9,849,394
1,501,531		Volvo AB (B Shares)	25,949,118
		TOTAL SWEDEN	416,372,967
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SWITZERLAND - 10.5%
1,849,909		ABB Ltd	46,457,414
154,360		Adecco S.A.	7,294,106
493,017		Alcon, Inc	29,797,582
47,547		Baloise Holding AG.	7,254,475
27,273		Banque Cantonale Vaudoise	2,857,707
3,131		Barry Callebaut AG.	6,519,737
523,435		Cie Financiere Richemont S.A.	32,495,429
191,192		Clariant AG.	3,613,649
201,526		Coca-Cola HBC AG.	5,246,481
2,452,721		Credit Suisse Group	26,156,487
8,577	e	EMS-Chemie Holding AG.	7,406,842
36,846		Geberit AG.	20,335,922
9,239		Givaudan S.A.	38,265,335
526,396		Holcim Ltd	24,904,023
223,746		Julius Baer Group Ltd	9,822,424
51,467		Kuehne & Nagel International AG.	8,872,235
1,074		Lindt & Spruengli AG.	8,314,733
103		Lindt & Spruengli AG. (Registered)	8,831,138
165,009		Logitech International S.A.	12,037,137
74,776		Lonza Group AG.	46,760,052
2,985,302		Nestle S.A.	355,017,193
2,156,060		Novartis AG.	177,588,680
18,595		Partners Group	18,013,110
705,194		Roche Holding AG.	244,248,522
41,786		Schindler Holding AG.	10,621,380
22,001		Schindler Holding AG. (Registered)	5,505,844
5,959		SGS S.A.	15,605,760
142,368		Sika AG.	31,282,811
54,847	*	Sonova Holdings AG	12,401,127
639,183		STMicroelectronics NV	17,959,222
10,440		Straumann Holding AG.	10,341,872
28,341	*,e	Swatch Group AG.	5,941,618
53,983		Swatch Group AG. (Registered)	2,153,227
31,849		Swiss Life Holding	11,638,950
76,386		Swiss Prime Site AG.	6,971,255
296,040		Swiss Re Ltd	23,360,246
25,345		Swisscom AG.	13,472,521
65,053		Temenos Group AG.	9,613,682
3,687,344		UBS Group AG	43,439,779
45,319		Vifor Pharma AG.	6,396,654
150,242		Zurich Insurance Group AG	55,559,900
		TOTAL SWITZERLAND	1,430,376,261

UNITED ARAB EMIRATES - 0.0%
121,704	*,†	NMC Health plc	1,593
		TOTAL UNITED ARAB EMIRATES	1,593

UNITED KINGDOM - 12.3%
970,550		3i Group plc	11,171,498
201,635		Admiral Group plc	6,287,930
453,179		Ashtead Group plc	14,430,928
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

351,748		Associated British Foods plc	$8,056,509
1,317,225		AstraZeneca plc	145,526,478
935,881	g	Auto Trader Group plc	6,537,612
63,572		Aveva Group plc	3,430,876
3,951,918		Aviva plc	13,590,855
3,206,103		BAE Systems plc	20,547,598
17,286,018		Barclays plc	22,411,259
1,037,617		Barratt Developments plc	6,892,538
125,373		Berkeley Group Holdings plc	7,274,247
20,355,775		BP plc	73,718,520
2,302,623		British American Tobacco plc	76,097,805
876,445		British Land Co plc	4,182,488
8,931,866		BT Group plc	11,476,998
344,376		Bunzl plc	9,865,004
405,670		Burberry Group plc	6,609,894
2,704,599		CK Hutchison Holdings Ltd	17,660,480
1,018,838		CNH Industrial NV	6,922,885
204,534		Coca-Cola European Partners plc (Class A)	8,420,665
1,783,025		Compass Group plc	24,532,993
131,688		Croda International plc	9,828,447
96,970		DCC plc	8,622,629
2,344,076		Diageo plc	85,771,193
1,378,818		Direct Line Insurance Group plc	5,335,588
910,664		Experian Group Ltd	31,809,591
1,098,773		Fiat DaimlerChrysler Automobiles NV	11,170,558
5,034,993		GlaxoSmithKline plc	100,298,612
595,647		GVC Holdings plc	5,155,025
384,564		Halma plc	10,923,086
332,644		Hargreaves Lansdown plc	7,549,263
20,385,478		HSBC Holdings plc	91,792,130
950,515		Imperial Tobacco Group plc	15,836,338
1,507,611		Informa plc	7,148,468
172,389		InterContinental Hotels Group plc	7,940,430
161,218		Intertek Group plc	11,338,305
3,600,652		ITV plc	2,655,188
1,801,298		J Sainsbury plc	4,390,372
439,042		JD Sports Fashion plc	3,470,789
192,702		Johnson Matthey plc	5,627,030
2,078,433		Kingfisher plc	6,568,034
707,503		Land Securities Group plc	5,328,764
5,989,578		Legal & General Group plc	16,580,826
70,532,803		Lloyds TSB Group plc	24,031,261
315,486		London Stock Exchange Group plc	34,848,220
2,676,569		M&G plc	5,601,910
4,894,348		Melrose Industries plc	5,404,430
487,873		Mondi plc	8,641,543
3,513,817		National Grid plc	41,223,666
131,563		Next plc	9,285,970
463,890	*	Ocado Ltd	12,427,539
763,305		Pearson plc	5,244,818
318,825		Persimmon plc	9,953,779
2,613,246		Prudential plc	37,345,262
712,583		Reckitt Benckiser Group plc	71,450,362
1,938,253		RELX plc (London)	40,804,435
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,872,117		Rentokil Initial plc	$13,060,542
1,944,777		Rolls-Royce Group plc	5,834,046
4,832,976		Royal Bank of Scotland Group plc	6,656,045
1,034,951		RSA Insurance Group plc	5,776,519
1,087,609		Sage Group plc	10,321,268
121,212		Schroders plc	4,681,320
1,022,577		Scottish & Southern Energy plc	17,345,302
1,174,374		Segro plc	14,872,559
242,833		Severn Trent plc	7,738,447
875,366		Smith & Nephew plc	17,277,501
391,596		Smiths Group plc	6,898,535
74,050		Spirax-Sarco Engineering plc	9,895,674
534,657		St. James’s Place plc	6,539,194
2,725,210		Standard Chartered plc	13,625,690
2,349,138		Standard Life Aberdeen plc	7,646,031
3,307,037		Taylor Wimpey plc	5,101,193
9,787,779		Tesco plc	27,624,465
1,465,659		Unilever NV	86,606,206
1,173,254		Unilever plc	69,861,386
676,998		United Utilities Group plc	7,939,527
26,875,368		Vodafone Group plc	40,389,603
233,610		Whitbread plc	6,633,056
2,427,828		WM Morrison Supermarkets plc	5,889,246
1,253,115		WPP plc	9,293,468
		TOTAL UNITED KINGDOM	1,674,556,744

UNITED STATES - 0.3%
38,794	*	CyberArk Software Ltd	4,571,485
226,260		Ferguson plc	19,945,595
441,059		James Hardie Industries NV	9,103,163
229,882	*	QIAGEN NV (Turquoise)	11,419,200
		TOTAL UNITED STATES	45,039,443

		TOTAL COMMON STOCKS	13,439,693,763
		(Cost $12,411,423,005)

RIGHTS / WARRANTS - 0.0%

PORTUGAL - 0.0%
2,567,578	e	EDP-Energias de Portugal S.A.	260,710
		TOTAL PORTUGAL	260,710

SPAIN - 0.0%
252,048		Cellnex Telecom S.A.	1,053,996
		TOTAL SPAIN	1,053,996

		TOTAL RIGHTS / WARRANTS	1,314,706
		(Cost $0)
317

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.5%
$12,500,000		Federal Farm Credit Bank (FFCB)	0.200%	11/06/20	$12,497,031
19,056,000		Federal Home Loan Bank (FHLB)	0.100-0.145	08/28/20	19,055,074
31,500,000		FHLB	0.060-0.180	10/01/20	31,495,354
4,000,000		FHLB	0.180	12/18/20	3,998,478
5,000,000		Federal National Mortgage Association (FNMA)	0.249	09/23/20	4,999,362
		TOTAL GOVERNMENT AGENCY DEBT			72,045,299

REPURCHASE AGREEMENT - 0.1%
14,170,000	r	Fixed Income Clearing Corp (FICC)	0.080	08/03/20	14,170,000
		TOTAL REPURCHASE AGREEMENT			14,170,000

TREASURY DEBT - 0.3%
23,995,000		United States Treasury Bill	0.085	08/13/20	23,994,450
13,910,000		United States Treasury Bill	0.016	11/19/20	13,906,036
		TOTAL TREASURY DEBT			37,900,486

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
42,403,846	c	State Street Navigator Securities Lending Government Money Market Portfolio			42,403,846
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			42,403,846

		TOTAL SHORT-TERM INVESTMENTS			166,519,631
		(Cost $166,506,796)

		TOTAL INVESTMENTS - 100.1%			13,607,528,100
		(Cost $12,577,929,801)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(13,372,763)
		NET ASSETS - 100.0%			$13,594,155,337

		Abbreviation(s):
ADR		American Depositary Receipt
REIT		Real Estate Investment Trust

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $108,198,497.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $220,057,058 or 1.6% of net assets.
r		Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $14,170,000 on 8/1/20, collateralized by U.S. Treasury Notes valued at $14,453,410.

Futures contracts outstanding as of July 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	1,002	09/18/20	$90,984,250	$90,861,360	$(122,890)
318

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$2,121,657,885	15.6%
INDUSTRIALS	1,929,500,210	14.2
HEALTH CARE	1,927,179,547	14.2
CONSUMER STAPLES	1,643,380,723	12.1
CONSUMER DISCRETIONARY	1,511,500,769	11.1
INFORMATION TECHNOLOGY	1,163,468,535	8.6
MATERIALS	1,012,642,411	7.4
COMMUNICATION SERVICES	729,731,097	5.4
UTILITIES	558,935,353	4.1
ENERGY	428,425,372	3.2
REAL ESTATE	414,586,567	3.0
SHORT-TERM INVESTMENTS	166,519,631	1.2
OTHER ASSETS & LIABILITIES, NET	(13,372,763)	(0.1)

NET ASSETS	$13,594,155,337	100.0%
319

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.7%

CORPORATE BONDS - 47.8%

ARGENTINA - 0.5%
$2,020,000	g	AES Argentina Generacion S.A.	7.750%	02/02/24	$1,615,394
1,950,000	g	YPF S.A.	6.950	07/21/27	1,457,625
		TOTAL ARGENTINA			3,073,019

BRAZIL - 4.7%
2,500,000	g	Banco Votorantim S.A.	4.500	09/24/24	2,565,625
1,775,000	g	BRF S.A.	4.875	01/24/30	1,774,468
2,000,000	g	Cosan Ltd	5.500	09/20/29	2,065,000
2,750,000	g	Itau Unibanco Holding S.A.	4.625	N/A‡	2,341,625
1,825,000	g	Klabin Finance S.A.	4.875	09/19/27	1,913,987
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,180,000
699,866	g	Odebrecht Offshore Drilling Finance Ltd	6.720	12/01/22	608,883
3,874,262	†,g,o	Odebrecht Offshore Drilling Finance Ltd	7.720	12/01/26	366,893
527,012	†,g,j	Odebrecht Oil & Gas Finance Ltd	0.000	N/A‡	527
714,000	o	Oi S.A.	10.000	07/27/25	689,902
1,000,000		Petrobras Global Finance BV	5.625	05/20/43	1,022,500
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,226,000
2,000,000	g	Rede D’or Finance Sarl	4.500	01/22/30	1,792,500
1,980,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,059,200
2,500,000	g	Rumo Luxembourg Sarl	5.250	01/10/28	2,595,750
775,000		Suzano Austria GmbH	6.000	01/15/29	862,188
1,525,000	g	Suzano Austria GmbH	7.000	03/16/47	1,730,585
		TOTAL BRAZIL			26,795,633

CHILE - 4.5%
1,650,000	g	Banco del Estado de Chile	2.704	01/09/25	1,709,813
750,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	785,625
2,325,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	2,383,125
2,000,000	g	Corp Nacional del Cobre de Chile	3.000	09/30/29	2,130,347
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,974,816
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	1,932,858
2,150,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375	02/05/49	2,647,887
2,075,000	g	Embotelladora Andina S.A.	3.950	01/21/50	2,127,497
2,250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	3.650	05/07/30	2,489,063
3,000,000	g	Empresa Nacional del Petroleo	3.750	08/05/26	3,172,500
2,100,000		Enel Chile S.A.	4.875	06/12/28	2,480,352
950,000	g	Inversiones CMPC S.A.	3.850	01/13/30	994,298
2,600,000	g,q	Latam Finance Ltd	7.000	03/01/26	890,500
		TOTAL CHILE			25,718,681

CHINA - 2.2%
3,100,000		China Evergrande Group	8.250	03/23/22	2,937,245
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,343,066
1,825,000	g	Prosus NV	3.680	01/21/30	1,954,950
2,600,000		Shimao Property Holdings Ltd	5.200	01/30/25	2,720,377
320

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$625,000		Weibo Corp	3.500%	07/05/24	$659,093
1,825,000		Weibo Corp	3.375	07/08/30	1,915,101
		TOTAL CHINA			12,529,832

COLOMBIA - 2.5%
2,125,000		Bancolombia S.A.	3.000	01/29/25	2,114,375
1,675,000		Bancolombia S.A.	4.625	12/18/29	1,591,250
1,138,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	1,140,845
775,000		Ecopetrol S.A.	6.875	04/29/30	933,875
2,000,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,037,000
1,000,000	g	Empresas Publicas de Medellin ESP	4.375	02/15/31	1,022,500
2,000,000	g	Geopark Ltd	5.500	01/17/27	1,750,000
2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	1,988,887
1,000,000	g	Millicom International Cellular S.A.	6.250	03/25/29	1,100,750
475,000	g	Oleoducto Central S.A.	4.000	07/14/27	491,388
		TOTAL COLOMBIA			14,170,870

COSTA RICA - 0.6%
2,327,130	g	Autopistas del Sol S.A.	7.375	12/30/30	2,015,876
952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	960,330
200,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	200,000
		TOTAL COSTA RICA			3,176,206

DOMINICAN REPUBLIC - 0.4%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,193,750
		TOTAL DOMINICAN REPUBLIC			2,193,750

GHANA - 0.3%
2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,400,000
1,000,000	g	Tullow Oil plc	7.000	03/01/25	595,000
		TOTAL GHANA			1,995,000

GUATEMALA - 0.3%
1,750,000	g	Central American Bottling Corp	5.750	01/31/27	1,833,125
		TOTAL GUATEMALA			1,833,125

HONG KONG - 0.3%
1,550,000	g	Melco Resorts Finance Ltd	5.750	07/21/28	1,574,222
		TOTAL HONG KONG			1,574,222

INDIA - 3.6%
2,325,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	2,449,729
2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	2,108,192
2,100,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,138,659
400,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	407,968
2,250,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,382,154
4,000,000	g	Export-Import Bank of India	3.250	01/15/30	4,063,120
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,105,637
2,000,000	g	Muthoot Finance Ltd	6.125	10/31/22	2,044,327
2,200,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,163,760
2,300,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	1,610,000
		TOTAL INDIA			20,473,546
321

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDONESIA - 4.7%
	$2,500,000	g	Adaro Indonesia PT	4.250%	10/31/24	$2,481,250
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	810,651
	$1,500,000	g	Listrindo Capital BV	4.950	09/14/26	1,548,750
	1,562,113	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,780,808
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	295,721
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,128,355
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,449,500
	850,000	g	Pertamina Persero PT	3.650	07/30/29	911,624
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,444,678
	2,750,000	g	Pertamina Persero PT	4.150	02/25/60	2,904,055
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,522,500
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,395,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,700,000
	2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,889,888
	2,086,100	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,238,111
			TOTAL INDONESIA			27,500,891

ISRAEL - 0.4%
	2,200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,180,794
			TOTAL ISRAEL			2,180,794

JAMAICA - 0.0%
	261,237	g,o	Digicel Group 0.5 Ltd	8.000	04/01/25	88,821
	390,564	g,o	Digicel Group 0.5 Ltd	7.000	N/A‡	48,820
			TOTAL JAMAICA			137,641

KAZAKHSTAN - 1.9%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,012,152
	$1,098,937	g	Kazkommertsbank JSC	5.500	12/21/22	1,094,047
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	2,011,661
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	2,067,892
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,689,511
	2,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,015,871
			TOTAL KAZAKHSTAN			10,891,134

KUWAIT - 0.6%
	975,000	g	MEGlobal Canada ULC	5.875	05/18/30	1,152,552
	2,500,000	g	NBK Tier Financing 2 Ltd	4.500	N/A‡	2,390,250
			TOTAL KUWAIT			3,542,802

MACAU - 0.7%
	775,000	g	MGM China Holdings Ltd	5.250	06/18/25	796,312
	1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,401,187
	875,000	g	Sands China Ltd	3.800	01/08/26	910,438
	1,000,000	g	Wynn Macau Ltd	5.500	01/15/26	1,002,500
			TOTAL MACAU			4,110,437

MALAYSIA - 1.3%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,945,269
	2,100,000		Gohl Capital Ltd	4.250	01/24/27	2,137,268
	650,000	g	Petronas Capital Ltd	3.500	04/21/30	737,681
	1,250,000	g	Petronas Capital Ltd	4.550	04/21/50	1,709,310
			TOTAL MALAYSIA			7,529,528
322

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MEXICO - 4.5%
	$5,750,000	g,q	Aerovias de Mexico S.A.	7.000%	02/05/25	$1,279,375
	3,000,000	g	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	2,943,750
	1,425,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	1,579,684
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	778,080
	2,000,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,880,020
	900,000	g	Cemex SAB de C.V.	7.375	06/05/27	959,499
	2,000,000	g	Grupo Bimbo SAB de C.V.	4.000	09/06/49	2,125,740
	2,150,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	2,311,250
	1,500,000	g	Industrias Penoles SAB de C.V.	4.750	08/06/50	1,560,000
	2,000,000		Petroleos Mexicanos	4.875	01/18/24	1,955,000
	1,000,000		Petroleos Mexicanos	4.500	01/23/26	916,000
	2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,842,750
	4,647,000	g	Petroleos Mexicanos	6.840	01/23/30	4,321,710
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,633,959
			TOTAL MEXICO			26,086,817

PANAMA - 1.4%
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,728,000
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,233,597
	3,300,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	3,870,900
			TOTAL PANAMA			7,832,497

PARAGUAY - 0.2%
	1,000,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	1,058,210
			TOTAL PARAGUAY			1,058,210

PERU - 2.8%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,861,969
	$1,825,000	g	Banco de Credito del Peru	3.125	07/01/30	1,810,400
	3,000,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,000,000
	1,700,000	g	Credicorp Ltd	2.750	06/17/25	1,704,896
	1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,552,163
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,342,090
	975,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,076,400
	1,750,000	g	Nexa Resources S.A.	6.500	01/18/28	1,896,160
			TOTAL PERU			16,244,078

RUSSIA - 0.4%
	2,250,000	g	Sovcombank Via SovCom	8.000	04/07/30	2,257,728
			TOTAL RUSSIA			2,257,728

SOUTH AFRICA - 1.6%
	2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,964,351
	2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	1,920,176
	1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,558,289
	2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,691,000
	3,500,000	g,q	Petra Diamonds US Treasury plc	7.250	05/01/22	1,283,800
			TOTAL SOUTH AFRICA			9,417,616
323

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SPAIN - 0.4%
$2,500,000	g	International Airport Finance S.A.	12.000%	03/15/33	$2,121,875
		TOTAL SPAIN			2,121,875

THAILAND - 1.6%
2,500,000	g	Bangkok Bank PCL	3.733	09/25/34	2,504,463
1,200,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,246,050
2,750,000	g	PTTEP Treasury Center Co Ltd	3.903	12/06/59	3,187,037
2,400,000	g	Thaioil Treasury Center Co Ltd	3.750	06/18/50	2,486,655
		TOTAL THAILAND			9,424,205

TRINIDAD AND TOBAGO - 0.5%
2,950,000	g	National Gas Company of Trinidad and Tobago Limited	6.050	01/15/36	2,858,285
		TOTAL TRINIDAD AND TOBAGO			2,858,285

TURKEY - 1.2%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	1,961,240
1,900,000	g	Akbank TAS	7.200	03/16/27	1,725,215
500,000	g	Akbank TAS	6.797	04/27/28	427,000
2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,695,980
1,000,000	g	Turkiye Is Bankasi	6.125	04/25/24	950,241
		TOTAL TURKEY			6,759,676

UKRAINE - 1.8%
1,500,000	g	Kernel Holding S.A.	6.500	10/17/24	1,486,252
2,250,000	g	Metinvest BV	7.750	10/17/29	2,081,250
2,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	1,980,144
2,700,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	2,596,093
2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,476,800
		TOTAL UKRAINE			10,620,539

UNITED ARAB EMIRATES - 1.3%
1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,470,907
2,100,000	g	DP World Ltd	5.625	09/25/48	2,563,281
2,500,000	g	MDGH-GMTN BV	3.700	11/07/49	2,925,000
		TOTAL UNITED ARAB EMIRATES			7,959,188

UNITED STATES - 0.6%
3,000,000	g	Hyundai Capital America	3.500	11/02/26	3,193,811
		TOTAL UNITED STATES			3,193,811

		TOTAL CORPORATE BONDS			275,261,636
		(Cost $276,147,172)

GOVERNMENT BONDS - 47.9%

ANGOLA - 1.0%
2,250,000	g	Angolan Government International Bond	8.250	05/09/28	1,901,348
1,775,000	g	Angolan Government International Bond	8.000	11/26/29	1,477,832
2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,049,170
		TOTAL ANGOLA			5,428,350
324

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ARGENTINA - 0.8%
	$2,375,000	†	Argentina Republic Government International Bond	5.625%	01/26/22	$1,048,562
	2,000,000	†	Argentina Republic Government International Bond	7.500	04/22/26	860,000
	4,000,000	†	Argentina Republic Government International Bond	7.125	06/28/17	1,656,000
	2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	1,146,125
			TOTAL ARGENTINA			4,710,687

AZERBAIJAN - 0.8%
	3,923,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	4,615,410
			TOTAL AZERBAIJAN			4,615,410

BAHRAIN - 0.7%
	2,100,000	g	Bahrain Government International Bond	5.625	09/30/31	2,121,000
	2,000,000	g	CBB International Sukuk Programme Co SPC	6.250	11/14/24	2,163,223
			TOTAL BAHRAIN			4,284,223

BARBADOS - 0.5%
	7,000	g	Barbados Government International Bond	6.500	02/01/21	7,001
	2,814,800	g	Barbados Government International Bond	6.500	10/01/29	2,652,105
			TOTAL BARBADOS			2,659,106

BELARUS - 0.4%
	2,500,000	g	Republic of Belarus Ministry of Finance	5.875	02/24/26	2,419,096
			TOTAL BELARUS			2,419,096

BERMUDA - 0.4%
	2,000,000	g	Bermuda Government International Bond	4.750	02/15/29	2,353,000
			TOTAL BERMUDA			2,353,000

BRAZIL - 2.0%
BRL	6,250,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,446,724
	8,950,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	2,111,066
	$1,625,000		Brazilian Government International Bond	2.875	06/06/25	1,646,141
	1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,477,564
	2,150,000		Brazilian Government International Bond	7.125	01/20/37	2,762,750
	1,625,000		Brazilian Government International Bond	5.625	02/21/47	1,856,562
			TOTAL BRAZIL			11,300,807

CHINA - 0.4%
CNY	17,000,000		China Government International Bond	3.120	12/05/26	2,461,254
			TOTAL CHINA			2,461,254

COLOMBIA - 0.9%
	$3,175,000		Colombia Government International Bond	3.000	01/30/30	3,267,075
	1,400,000		Colombia Government International Bond	4.125	05/15/51	1,557,500
			TOTAL COLOMBIA			4,824,575

COSTA RICA - 0.5%
	1,400,000	g	Costa Rica Government International Bond	6.125	02/19/31	1,269,240
	2,500,000	g	Costa Rica Government International Bond	5.625	04/30/43	2,033,750
			TOTAL COSTA RICA			3,302,990
325

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

COTE D’IVOIRE - 0.3%
	$2,075,000	g	Ivory Coast Government International Bond (Step Bond)	5.750%	12/31/32	$2,003,993
			TOTAL COTE D’IVOIRE			2,003,993

DOMINICAN REPUBLIC - 1.7%
	3,600,000	g	Dominican Republic Government International Bond	6.875	01/29/26	3,967,200
DOP	80,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	1,441,052
	52,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	893,068
	$3,160,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,556,580
			TOTAL DOMINICAN REPUBLIC			9,857,900

ECUADOR - 1.2%
	2,500,000	†,g	Ecuador Government International Bond	7.875	03/27/25	1,293,750
	3,150,000	†,g	Ecuador Government International Bond	9.650	12/13/26	1,606,500
	1,750,000	†,g	Ecuador Government International Bond	8.875	10/23/27	888,125
	2,500,000	†,g	Ecuador Government International Bond	7.875	01/23/28	1,250,000
	3,500,000	†,g	Ecuador Government International Bond	10.750	01/31/29	1,798,125
	364,583	g	Petroamazonas EP	4.625	12/06/21	282,552
			TOTAL ECUADOR			7,119,052

EGYPT - 2.1%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	802,599
	$1,275,000	g	Egypt Government International Bond	5.750	05/29/24	1,285,583
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,172,248
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,477,929
	1,225,000	g	Egypt Government International Bond	7.053	01/15/32	1,158,893
	4,050,000	g	Egypt Government International Bond	8.500	01/31/47	3,996,891
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	928,696
			TOTAL EGYPT			11,822,839

EL SALVADOR - 0.5%
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	2,720,250
			TOTAL EL SALVADOR			2,720,250

GHANA - 1.1%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	545,480
	$2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,641,049
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,770,000
	1,000,000	g	Ghana Government International Bond	8.750	03/11/61	883,750
			TOTAL GHANA			5,840,279

GREECE - 0.6%
EUR	2,225,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,798,016
	450,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	550,986
			TOTAL GREECE			3,349,002

GUATEMALA - 1.1%
	$1,500,000	g	Guatemala Government International Bond	4.500	05/03/26	1,607,250
	1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,772,100
	275,000	g	Guatemala Government International Bond	5.375	04/24/32	314,875
	1,975,000	g	Guatemala Government International Bond	6.125	06/01/50	2,405,550
			TOTAL GUATEMALA			6,099,775
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

HONDURAS - 0.6%
	$2,500,000	g	Honduras Government International Bond	6.250%	01/19/27	$2,706,250
	525,000	g	Honduras Government International Bond	5.625	06/24/30	552,562
			TOTAL HONDURAS			3,258,812

INDONESIA - 1.1%
	875,000	g	Indonesia Government International Bond	4.625	04/15/43	1,074,404
IDR	12,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	903,688
	21,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,581,598
	$2,375,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	2,574,453
			TOTAL INDONESIA			6,134,143

IRAQ - 0.8%
	3,350,000	g	Iraq Government International Bond	6.752	03/09/23	3,191,409
	1,500,000	g	Iraq Government International Bond	5.800	01/15/28	1,391,400
			TOTAL IRAQ			4,582,809
ISRAEL - 0.5%
	2,350,000		State of Israel	3.375	01/15/50	2,696,625
			TOTAL ISRAEL			2,696,625

JAMAICA - 1.4%
	500,000		Jamaica Government International Bond	7.625	07/09/25	572,500
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	3,880,725
	2,550,000		Jamaica Government International Bond	7.875	07/28/45	3,327,750
			TOTAL JAMAICA			7,780,975

JORDAN - 1.2%
	3,700,000	g	Jordan Government International Bond	4.950	07/07/25	3,694,528
	1,000,000	g	Jordan Government International Bond	5.750	01/31/27	1,012,989
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,085,473
			TOTAL JORDAN			6,792,990

KAZAKHSTAN - 0.4%
	1,600,000	g	Kazakhstan Government International Bond	6.500	07/21/45	2,493,872
			TOTAL KAZAKHSTAN			2,493,872

KENYA - 1.1%
	1,950,000	g	Kenya Government International Bond	6.875	06/24/24	1,977,945
	900,000	g	Kenya Government International Bond	7.000	05/22/27	885,736
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,219,834
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,295,982
			TOTAL KENYA			6,379,497

LEBANON - 0.2%
	3,200,000	†,q	Lebanon Government International Bond	6.250	11/04/24	512,640
	3,800,000	†,q	Lebanon Government International Bond	6.850	03/23/27	623,200
			TOTAL LEBANON			1,135,840

MEXICO - 1.4%
MXN	51,100,000		Mexican Bonos	7.500	06/03/27	2,569,098
	30,000,000		Mexican Bonos	7.750	05/29/31	1,542,975
	$3,650,000		Mexico Government International Bond	4.750	04/27/32	4,182,900
			TOTAL MEXICO			8,294,973
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MOROCCO - 0.6%
	$2,800,000	g	Morocco Government International Bond	5.500%	12/11/42	$3,537,206
			TOTAL MOROCCO			3,537,206

NIGERIA - 1.2%
	1,700,000	g	Nigeria Government International Bond	7.625	11/21/25	1,751,779
	3,475,000	g	Nigeria Government International Bond	6.500	11/28/27	3,305,958
	2,000,000	g	Nigeria Government International Bond	7.696	02/23/38	1,862,300
			TOTAL NIGERIA			6,920,037

OMAN - 0.5%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,419,083
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,061,952
	750,000	g	Oman Government International Bond	6.750	01/17/48	664,013
			TOTAL OMAN			3,145,048

PAKISTAN - 0.6%
	3,700,000	g	Pakistan Government International Bond	6.875	12/05/27	3,633,190
			TOTAL PAKISTAN			3,633,190

PANAMA - 0.5%
	2,850,000	g	Panama Notas del Tesoro	3.750	04/17/26	3,015,585
			TOTAL PANAMA			3,015,585

PARAGUAY - 0.6%
	2,500,000	g	Paraguay Government International Bond	5.400	03/30/50	3,187,500
			TOTAL PARAGUAY			3,187,500

PERU - 1.7%
	3,000,000	g	Fondo MIVIVIENDA S.A.	3.500	01/31/23	3,093,750
	3,350,000		Peruvian Government International Bond	2.392	01/23/26	3,561,050
PEN	4,450,000	g	Peruvian Government International Bond	6.950	08/12/31	1,594,120
	3,500,000	g	Peruvian Government International Bond	5.400	08/12/34	1,080,156
	1,100,000	g	Peruvian Government International Bond	6.900	08/12/37	378,910
			TOTAL PERU			9,707,986

PHILIPPINES - 0.7%
PHP	50,000,000		Philippine Government International Bond	4.950	01/15/21	1,023,758
	$2,725,000		Philippine Government International Bond	2.457	05/05/30	2,987,229
			TOTAL PHILIPPINES			4,010,987

QATAR - 0.4%
	450,000	g	Qatar Government International Bond	3.400	04/16/25	496,365
	1,000,000	g	Qatar Government International Bond	4.500	04/23/28	1,208,212
	675,000	g	Qatar Government International Bond	3.750	04/16/30	793,152
			TOTAL QATAR			2,497,729

REPUBLIC OF SERBIA - 0.4%
RSD	58,000,000		Serbia Treasury Bonds	5.750	07/21/23	640,108
	69,650,000		Serbia Treasury Bonds	5.875	02/08/28	815,834
	123,000,000		Serbia Treasury Bonds	4.500	08/20/32	1,303,672
			TOTAL REPUBLIC OF SERBIA			2,759,614
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ROMANIA - 0.5%
	$3,000,000	g	Romanian Government International Bond	4.000%	02/14/51	$3,145,906
			TOTAL ROMANIA			3,145,906

RUSSIA - 1.3%
RUB	105,300,000		Russian Federal Bond-OFZ	7.100	10/16/24	1,536,600
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,178,795
	64,000,000		Russian Federal Bond-OFZ	7.650	04/10/30	974,849
	$2,800,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,498,208
			TOTAL RUSSIA			7,188,452

RWANDA - 0.4%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,524,510
			TOTAL RWANDA			2,524,510

SAUDI ARABIA - 1.1%
	1,000,000	g	Saudi Government International Bond	2.900	10/22/25	1,070,897
	1,500,000	g	Saudi Government International Bond	3.250	10/26/26	1,645,935
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,303,700
	950,000	g	Saudi Government International Bond	4.500	04/22/60	1,244,519
			TOTAL SAUDI ARABIA			6,265,051

SENEGAL - 0.5%
	950,000	g	Senegal Government International Bond	6.250	05/23/33	942,138
	1,900,000	g	Senegal Government International Bond	6.750	03/13/48	1,805,076
			TOTAL SENEGAL			2,747,214

SOUTH AFRICA - 1.4%
	1,000,000		Republic of South Africa Government International Bond	5.750	09/30/49	888,220
	3,000,000		South Africa Government International Bond	4.300	10/12/28	2,819,955
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	2,852,312
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,098,800
			TOTAL SOUTH AFRICA			7,659,287

SRI LANKA - 0.5%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,414,797
	2,500,000	g	Sri Lanka Government International Bond	6.825	07/18/26	1,861,705
			TOTAL SRI LANKA			3,276,502

SUPRANATIONAL - 0.8%
INR	72,000,000		Asian Development Bank	6.200	10/06/26	1,002,307
	$1,000,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	1,051,761
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,029,255
IDR	6,800,000,000		European Bank for Reconstruction & Development	8.300	10/02/20	466,266
			TOTAL SUPRANATIONAL			4,549,589

THAILAND - 0.4%
THB	31,000,000		Thailand Government International Bond	2.875	12/17/28	1,127,346
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,421,909
			TOTAL THAILAND			2,549,255

TRINIDAD AND TOBAGO - 0.6%
	$3,500,000	g	Trinidad & Tobago Government International Bond	4.500	06/26/30	3,437,000
			TOTAL TRINIDAD AND TOBAGO			3,437,000
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TURKEY - 1.4%
	$2,500,000		Turkey Government International Bond		5.250%	03/13/30	$2,150,535
	3,700,000		Turkey Government International Bond		4.875	04/16/43	2,802,750
	3,000,000	g	Turkiye Ihracat Kredit Bankasi		5.375	10/24/23	2,835,880
			TOTAL TURKEY				7,789,165

UGANDA - 0.2%
UGX	4,800,000,000		Republic of Uganda Government Bonds		14.250	08/23/29	1,319,055
			TOTAL UGANDA				1,319,055

UKRAINE - 2.6%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc		14.700	01/25/21	1,399,714
	6,914,000		Ukraine Government International Bond		18.000	03/24/21	261,392
	37,000,000		Ukraine Government International Bond		15.840	02/26/25	1,461,814
	$5,000,000	g	Ukraine Government International Bond		7.750	09/01/25	5,156,400
	1,450,000	g	Ukraine Government International Bond		9.750	11/01/28	1,617,205
EUR	1,850,000	g	Ukraine Government International Bond		4.375	01/27/30	1,827,218
	$1,500,000	g	Ukraine Government International Bond		7.253	03/15/33	1,423,775
	2,320,000	g,j	Ukraine Government International Bond		0.000	05/31/40	2,034,640
			TOTAL UKRAINE				15,182,158

UNITED ARAB EMIRATES - 0.3%
	1,350,000	g	Abu Dhabi Government International Bond		3.875	04/16/50	1,711,549
			TOTAL UNITED ARAB EMIRATES				1,711,549

URUGUAY - 1.4%
UYU	62,000,000		Uruguay Government International Bond		9.875	06/20/22	1,479,329
	$5,103,796		Uruguay Government International Bond		4.375	01/23/31	6,252,150
			TOTAL URUGUAY				7,731,479

UZBEKISTAN - 1.2%
	1,750,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	1,860,016
	4,550,000	g	Republic of Uzbekistan Government International Bond		5.375	02/20/29	5,145,600
			TOTAL UZBEKISTAN				7,005,616

ZAMBIA - 0.4%
	400,000	†,g	Zambia Government International Bond		5.375	09/20/22	224,008
	3,500,000	†,g	Zambia Government International Bond		8.500	04/14/24	1,959,045
	750,000	†,g	Zambia Government International Bond		8.970	07/30/27	423,870
			TOTAL ZAMBIA				2,606,923

			TOTAL GOVERNMENT BONDS				275,826,717
			(Cost $291,274,349)

STRUCTURED ASSETS - 1.0%

JERSEY, C.I - 0.5%
	2,692,308	†,i	ARTS Ltd Series - 0 2016 53 (Class NOTE)	LIBOR 3 M + 1.780%	2.093	09/15/21	2,645,192
			TOTAL Jersey, C.I.				2,645,192
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

SPAIN - 0.5%
	$2,916,667	†,i	Garanti Diversified Payment Rights Finance Co Series - 0 2016 A (Class A)	LIBOR 3 M + 2.672%	2.940%	10/09/21	$2,876,563
			TOTAL SPAIN				2,876,563

			TOTAL STRUCTURED ASSETS				5,521,755
			(Cost $5,523,894)

			TOTAL BONDS				556,610,108
			(Cost $572,945,415)

SHARES			COMPANY

COMMON STOCKS - 0.1%

BRAZIL - 0.1%
	151,162	*	Oi S.A. (ADR)				249,417
			TOTAL BRAZIL				249,417
			TOTAL COMMON STOCKS				249,417
			(Cost $1,044,573)

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 2.7%

EGYPT - 0.2%
EGP	22,000,000	j	Egypt Treasury Bills		0.000	11/03/20	1,333,492
			TOTAL EGYPT				1,333,492

UNITED STATES - 1.4%
	$8,060,000		United States Treasury Bill		0.093	09/03/20	8,059,358
			TOTAL UNITED STATES				8,059,358

REPURCHASE AGREEMENT - 1.1%

UNITED STATES - 1.1%
	6,310,000	r	Fixed Income Clearing Corp (FICC)		0.080	08/03/20	6,310,000
			TOTAL UNITED STATES				6,310,000
			TOTAL REPURCHASE AGREEMENT				6,310,000

			TOTAL SHORT-TERM INVESTMENTS				15,702,850
			(Cost $15,703,882)

			TOTAL INVESTMENTS - 99.5%				572,562,375
			(Cost $589,693,870)
			OTHER ASSETS & LIABILITIES, NET - 0.5%				3,069,793
			NET ASSETS - 100.0%				$575,632,168

			Abbreviation(s):
	ADR		American Depositary Receipt
	BRL		Brazilian Real
	CNY		Chinese Yuan
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
PEN	Peruvian Sol
PHP	Philippine Peso
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
‡	Perpetual security
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $427,009,394 or 74.2% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $6,310,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $6,436,220.
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$275,826,716	47.9%
FINANCIALS	59,198,871	10.3
UTILITIES	54,173,152	9.4
ENERGY	49,227,089	8.5
COMMUNICATION SERVICES	27,993,191	4.9
INDUSTRIALS	24,524,001	4.3
MATERIALS	24,267,715	4.2
CONSUMER STAPLES	12,440,927	2.2
CONSUMER DISCRETIONARY	10,833,420	1.9
REAL ESTATE	8,000,688	1.4
ASSET BACKED SECURITIES	5,521,755	1.0
INFORMATION TECHNOLOGY	3,059,500	0.5
HEALTH CARE	1,792,500	0.3
SHORT-TERM INVESTMENTS	15,702,850	2.7
OTHER ASSETS & LIABILITIES, NET	3,069,793	0.5

NET ASSETS	$575,632,168	100.0%
333

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2020

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.3%

AUSTRALIA - 0.1%
	$391,250	i	Hamilton HoldCo LLC	LIBOR 3 M + 2.000%	3.460%	01/02/27	$380,491
			TOTAL AUSTRALIA				380,491

CANADA - 0.1%
	394,849	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.928	11/19/26	378,499
			TOTAL CANADA				378,499

IRELAND - 0.1%
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	248,489
	349,125	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/10/27	325,779
			TOTAL IRELAND				574,268

LUXEMBOURG - 0.1%
	435,047	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.178	03/31/24	418,189
			TOTAL LUXEMBOURG				418,189

UNITED STATES - 0.9%
	339,930	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.175	12/14/23	253,248
	387,968	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.176	06/02/25	381,241
	287,797	i	Change Healthcare Holdings LLC	LIBOR 3 M + 2.500%	3.500	03/01/24	281,160
	472,607	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	465,664
	121,250	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	115,753
	245,625	i	HD Supply, Inc	LIBOR 1 M + 1.750%	1.928	10/17/23	241,756
	242,747	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	3.500	09/24/24	202,301
	489,873	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.183	10/04/23	475,065
	449,730	i	Plantronics, Inc	LIBOR 1 and 3 M + 2.500%	2.678	07/02/25	412,565
	340,876	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.178	02/22/24	309,399
	418,309	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.928	04/25/25	390,073
	330,727	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	261,274
			TOTAL UNITED STATES				3,789,499

			TOTAL BANK LOAN OBLIGATIONS				5,540,946
			(Cost $5,962,124)

BONDS - 95.8%

CORPORATE BONDS - 19.1%

CANADA - 0.1%
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	304,721
			TOTAL CANADA				304,721
334

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CHILE - 0.4%
	$300,000		Celulosa Arauco y Constitucion S.A.	3.875%	11/02/27	$315,801
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	263,050
	200,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	209,500
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	466,276
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	435,753
	200,000		Enel Chile S.A.	4.875	06/12/28	236,224
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	209,326
			TOTAL CHILE			2,135,930

CHINA - 0.3%
	350,000		JD.com, Inc	3.375	01/14/30	385,996
EUR	125,000	g	Prosus NV	2.031	08/03/32	148,970
	$250,000	z	TCL Technology Investments Ltd	1.875	07/14/25	251,200
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	291,156
EUR	200,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	238,427
			TOTAL CHINA			1,315,749

COLOMBIA - 0.3%
	$350,000		Bancolombia S.A.	3.000	01/29/25	348,250
	300,000		Ecopetrol S.A.	5.375	06/26/26	331,875
	75,000		Ecopetrol S.A.	6.875	04/29/30	90,375
	550,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	560,175
			TOTAL COLOMBIA			1,330,675

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	475,431
			TOTAL CZECH REPUBLIC			475,431

FRANCE - 0.5%
	250,000	g	Altice France S.A.	5.875	02/01/27	314,012
	600,000		Electricite de France S.A.	2.000	10/02/30	795,103
	500,000		Engie S.A.	1.375	03/27/25	625,210
			TOTAL FRANCE			1,734,325

GERMANY - 0.2%
	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	884,562
			TOTAL GERMANY			884,562

INDIA - 0.4%
	$200,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	204,521
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	484,220
	200,000	z	Indian Railway Finance Corp Ltd	3.730	03/29/24	210,955
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	201,025
	300,000	z	Power Finance Corp Ltd	4.500	06/18/29	305,606
			TOTAL INDIA			1,406,327

INDONESIA - 0.2%
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	237,938
	200,000	g	Pertamina Persero PT	3.650	07/30/29	214,500
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	261,225
			TOTAL INDONESIA			713,663
335

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ISRAEL - 0.3%
	$300,000	g	Bank Leumi Le-Israel BM	3.275%	01/29/31	$297,381
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	711,408
			TOTAL ISRAEL			1,008,789

JAPAN - 1.0%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.980	10/09/23	605,022
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	603,542
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	601,823
	1,400,000	z	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,684,872
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	707,989
	500,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	609,398
			TOTAL JAPAN			4,812,646

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	516,169
	400,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	403,174
			TOTAL KAZAKHSTAN			919,343

KOREA, REPUBLIC OF - 0.2%
	400,000	g	POSCO	2.500	01/17/25	415,673
EUR	300,000	z	Shinhan Bank Co Ltd	0.250	10/16/24	344,206
			TOTAL KOREA, REPUBLIC OF			759,879

LUXEMBOURG - 0.3%
	350,000	g	INEOS Finance plc	2.875	05/01/26	399,914
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	678,217
			TOTAL LUXEMBOURG			1,078,131

MALAYSIA - 0.1%
	$200,000	g	Petronas Capital Ltd	3.500	04/21/30	226,979
			TOTAL MALAYSIA			226,979

MEXICO - 0.4%
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	232,312
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	222,384
	400,000	z	Petroleos Mexicanos	3.625	11/24/25	421,032
	$650,000		Petroleos Mexicanos	5.350	02/12/28	570,375
	250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	266,513
			TOTAL MEXICO			1,712,616

NETHERLANDS - 0.1%
EUR	375,000	g	OCI NV	3.125	11/01/24	435,106
			TOTAL NETHERLANDS			435,106

PANAMA - 0.1%
	$300,000	g	Banco General S.A.	4.125	08/07/27	325,500
			TOTAL PANAMA			325,500
336

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PERU - 0.1%
	$200,000	g	Credicorp Ltd	2.750%	06/17/25	$200,576
			TOTAL PERU			200,576

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,217,059
			TOTAL PORTUGAL			1,217,059

QATAR - 0.1%
	$250,000	z	QNB Finance Ltd	2.750	02/12/27	262,534
			TOTAL QATAR			262,534

RUSSIA - 0.1%
EUR	300,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	360,067
			TOTAL RUSSIA			360,067

SAUDI ARABIA - 0.0%
	$250,000	g	SABIC Capital II BV	4.000	10/10/23	269,174
			TOTAL SAUDI ARABIA			269,174

SINGAPORE - 0.1%
	250,000	z	SingTel Group Treasury Pte Ltd	1.875	06/10/30	254,198
EUR	400,000	z	Temasek Financial I Ltd	0.500	11/20/31	467,733
	$200,000	g	United Overseas Bank Ltd	3.750	04/15/29	213,507
			TOTAL SINGAPORE			935,438

SWEDEN - 0.1%
	600,000	g	Stena AB	7.000	02/01/24	583,500
			TOTAL SWEDEN			583,500

SWITZERLAND - 0.6%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	960,018
	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	724,418
GBP	200,000	z	Credit Suisse Group AG.	2.250	06/09/28	268,321
EUR	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	392,279
			TOTAL SWITZERLAND			2,345,036

THAILAND - 0.1%
	$200,000	g,z	PTTEP Treasury Center Co Ltd	2.587	06/10/27	207,675
	300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	301,284
			TOTAL THAILAND			508,959

UNITED ARAB EMIRATES - 0.2%
	400,000	g	DP World Ltd	5.625	09/25/48	488,244
GBP	300,000	z	First Abu Dhabi Bank PJSC	1.375	02/19/23	394,405
			TOTAL UNITED ARAB EMIRATES			882,649

UNITED KINGDOM - 1.4%
	1,050,000		BAE Systems plc	4.125	06/08/22	1,451,378
EUR	800,000	z	Barclays plc	0.625	11/14/23	945,639
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,289,779
337

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GBP	750,000		HSBC Holdings plc	2.175%	06/27/23	$994,080
EUR	600,000	g	Reckitt Benckiser Treasury Services Nederland BV	0.375	05/19/26	715,464
	750,000		RELX Capital, Inc	1.300	05/12/25	930,565
			TOTAL UNITED KINGDOM			6,326,905

UNITED STATES - 10.8%
EUR	500,000	z	Abbott Ireland Financing DAC	0.875	09/27/23	605,495
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	634,908
	1,200,000	g	AbbVie, Inc	1.250	06/01/24	1,461,728
	150,000	g	AbbVie, Inc	2.625	11/15/28	204,957
	400,000	g	Adient Global Holdings Ltd	3.500	08/15/24	431,122
JPY	100,000,000		Aflac, Inc	0.550	03/12/30	913,079
	100,000,000		Aflac, Inc	1.122	12/16/39	909,233
EUR	575,000		American Honda Finance Corp	1.950	10/18/24	724,500
	300,000		American Tower Corp	1.375	04/04/25	368,065
	600,000		American Tower Corp	1.950	05/22/26	761,768
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,293,545
	600,000		Aon plc	2.875	05/14/26	793,285
	1,125,000		Apple, Inc	1.375	05/24/29	1,483,547
	500,000		Aptiv plc	1.500	03/10/25	605,585
	300,000	g	Ashland Services BV	2.000	01/30/28	336,779
	700,000		AT&T, Inc	1.300	09/05/23	849,024
	500,000		AT&T, Inc	2.350	09/05/29	660,087
	500,000	g	Avantor Funding, Inc	3.875	07/15/28	611,258
	$500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	630,104
EUR	325,000		Ball Corp	0.875	03/15/24	374,677
	500,000		Bank of America Corp	1.375	03/26/25	619,981
	500,000	z	Bank of America Corp	1.662	04/25/28	630,100
	700,000		Becton Dickinson & Co	1.401	05/24/23	843,998
	670,000		Becton Dickinson & Co	1.900	12/15/26	833,171
	100,000		Capital One Financial Corp	0.800	06/12/24	116,616
	350,000		Chubb INA Holdings, Inc	0.875	06/15/27	421,185
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	946,993
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	438,029
	750,000	z	Citigroup, Inc	1.250	07/06/26	912,596
	500,000	z	Citigroup, Inc	1.500	07/24/26	615,228
	700,000		Comcast Corp	0.250	05/20/27	830,507
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,114,959
	250,000		Digital Euro Finco LLC	2.625	04/15/24	317,303
	600,000		Digital Euro Finco LLC	2.500	01/16/26	770,513
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	140,307
	200,000		Discovery Communications LLC	2.500	09/20/24	268,359
	$1,075,000		Enable Midstream Partners LP	4.150	09/15/29	974,341
EUR	400,000		FedEx Corp	1.000	01/11/23	479,236
	500,000		FedEx Corp	1.625	01/11/27	611,394
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	199,667
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	457,388
	775,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	935,766
	1,000,000	j	Honeywell International, Inc	0.000	03/10/24	1,171,465
	600,000		International Business Machines Corp	0.650	02/11/32	706,370
	250,000	g	Iron Mountain, Inc	3.000	01/15/25	293,015
	$250,000	g	James Hardie International Finance DAC	4.750	01/15/25	256,875
338

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	1,000,000	z	JPMorgan Chase & Co	0.389%	02/24/28	$1,163,836
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	631,861
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	590,393
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	852,790
	500,000		McDonald’s Corp	0.900	06/15/26	607,054
	600,000	z	Metropolitan Life Global Funding I	0.550	06/16/27	720,059
	$250,000		MGM Resorts International	4.625	09/01/26	241,985
EUR	670,000		Morgan Stanley	1.342	10/23/26	824,870
GBP	175,000	z	New York Life Global Funding	1.750	12/15/22	234,946
EUR	400,000	g	OI European Group BV	3.125	11/15/24	478,322
	800,000		Parker-Hannifin Corp	1.125	03/01/25	954,315
	600,000		PepsiCo, Inc	0.500	05/06/28	725,242
	540,000		ProLogis Euro Finance LLC	0.375	02/06/28	630,590
	500,000		ProLogis LP	3.000	06/02/26	679,382
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	545,862
	400,000		Silgan Holdings, Inc	3.250	03/15/25	476,976
	450,000		Stryker Corp	2.625	11/30/30	622,005
	1,100,000		SYSCO Corp	1.250	06/23/23	1,302,706
	700,000		The Procter & Gamble Company	0.625	10/30/24	853,903
	500,000		The Procter & Gamble Company	1.875	10/30/38	728,486
	350,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	437,909
	400,000		Verizon Communications, Inc	1.375	10/27/26	503,406
	400,000		Verizon Communications, Inc	1.875	10/26/29	528,020
	600,000		Walmart, Inc	2.550	04/08/26	810,075
			TOTAL UNITED STATES			46,703,101

			TOTAL CORPORATE BONDS			82,175,370
			(Cost $76,855,091)

GOVERNMENT BONDS - 76.7%

ARGENTINA - 0.0%
	$410,000	†	Argentina Republic Government International Bond	5.625	01/26/22	181,015
			TOTAL ARGENTINA			181,015

AUSTRALIA - 1.2%
AUD	3,100,000	z	Australia Government International Bond	2.250	05/21/28	2,480,217
	1,750,000	h,z	Australia Government International Bond	1.750	06/21/51	1,248,348
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,383,276
			TOTAL AUSTRALIA			5,111,841

AUSTRIA - 0.3%
EUR	900,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,156,476
			TOTAL AUSTRIA			1,156,476

BELGIUM - 1.1%
	2,125,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,570,461
	875,000	j	Kingdom of Belgium Government International Bond	1.250	04/22/33	1,203,906
	630,000	g,z	Kingdom of Belgium Government International Bond	1.700	06/22/50	988,548
			TOTAL BELGIUM			4,762,915
339

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750%	02/15/29	$1,117,675
			TOTAL BERMUDA			1,117,675

CANADA - 2.4%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,358,058
	1,950,000		Canadian Government International Bond	1.500	02/01/22	1,483,482
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,628,006
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,579,655
	2,600,000		Province of British Columbia Canada	2.550	06/18/27	2,148,365
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,369,935
	1,000,000		Province of Quebec Canada	2.750	09/01/27	838,314
			TOTAL CANADA			10,405,815

CHINA - 4.9%
CNY	15,000,000		China Government International Bond	2.240	03/05/23	2,136,307
	49,600,000		China Government International Bond	2.940	10/17/24	7,176,941
	60,500,000		China Government International Bond	3.120	12/05/26	8,759,168
	18,900,000		China Government International Bond	3.860	07/22/49	2,801,661
			TOTAL CHINA			20,874,077

COLOMBIA - 0.4%
	$1,000,000		Colombia Government International Bond	4.375	07/12/21	1,030,000
	625,000		Colombia Government International Bond	3.125	04/15/31	647,194
	200,000		Colombia Government International Bond	4.125	05/15/51	222,500
			TOTAL COLOMBIA			1,899,694

COTE D’IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,092,489
			TOTAL COTE D’IVOIRE			1,092,489

CROATIA - 0.6%
	1,100,000	z	Croatia Government International Bond	1.125	06/19/29	1,327,759
	1,100,000	z	Croatia Government International Bond	1.500	06/17/31	1,345,714
			TOTAL CROATIA			2,673,473

CYPRUS - 1.0%
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,722,089
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,264,558
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	799,067
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	726,025
			TOTAL CYPRUS			4,511,739

CZECH REPUBLIC - 0.3%
CZK	30,000,000		Czech Republic Government International Bond	0.450	10/25/23	1,348,060
			TOTAL CZECH REPUBLIC			1,348,060

DOMINICAN REPUBLIC - 0.2%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	814,107
			TOTAL DOMINICAN REPUBLIC			814,107
340

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ECUADOR - 0.2%
	$1,250,000	†,g	Ecuador Government International Bond	7.875%	03/27/25	$646,875
			TOTAL ECUADOR			646,875

EGYPT - 1.0%
	500,000	g	Egypt Government International Bond	4.550	11/20/23	496,914
	850,000	g	Egypt Government International Bond	5.750	05/29/24	857,055
EGP	16,250,000		Egypt Government International Bond	15.900	07/02/24	1,058,361
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	980,907
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	283,811
	675,000	g	Egypt Government International Bond	8.500	01/31/47	666,149
			TOTAL EGYPT			4,343,197

FRANCE - 3.8%
EUR	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,578,390
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,857,363
	2,025,000		French Republic Government Bond OAT	1.250	05/25/34	2,797,480
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	3,089,028
			TOTAL FRANCE			16,322,261

GERMANY - 0.7%
	2,350,000	j	Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	2,917,667
			TOTAL GERMANY			2,917,667

GHANA - 0.5%
	$500,000	g	Ghana Government International Bond	9.250	09/15/22	504,900
	825,000	g	Ghana Government International Bond	8.125	03/26/32	771,280
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	885,000
			TOTAL GHANA			2,161,180

GREECE - 2.7%
EUR	1,200,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	1,572,286
	4,600,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	5,784,663
	575,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	836,452
	2,700,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	3,305,917
			TOTAL GREECE			11,499,318

GUATEMALA - 0.3%
	$200,000	g	Guatemala Government International Bond	5.375	04/24/32	229,000
	775,000	g	Guatemala Government International Bond	6.125	06/01/50	943,950
			TOTAL GUATEMALA			1,172,950

HONDURAS - 0.0%
	200,000	g	Honduras Government International Bond	5.625	06/24/30	210,500
			TOTAL HONDURAS			210,500

HUNGARY - 0.5%
HUF	372,000,000		Hungary Government International Bond	1.750	10/26/22	1,302,776
EUR	600,000	z	Hungary Government International Bond	1.750	06/05/35	741,112
			TOTAL HUNGARY			2,043,888
341

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDIA - 0.0%
	$200,000		Export-Import Bank of India	3.875%	03/12/24	$212,125
			TOTAL INDIA			212,125

INDONESIA - 1.0%
IDR	13,000,000,000		Indonesia Treasury Bond	8.125	05/15/24	958,884
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,570,798
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,842,766
			TOTAL INDONESIA			4,372,448

ISRAEL - 1.5%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,742,643
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,383,360
	$600,000		State of Israel	3.375	01/15/50	688,500
	1,250,000	z	State of Israel	3.800	05/13/60	1,553,809
			TOTAL ISRAEL			6,368,312

ITALY - 4.8%
EUR	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	3,895,203
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	6,975,386
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,828,599
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	2,242,475
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,403,417
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,755,773
			TOTAL ITALY			21,100,853

JAPAN - 16.1%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	125,521
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	201,836
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	285,612
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	132,352
	867,000,000		Japan Government Two Year Bond	0.100	03/01/22	8,223,367
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,975,892
	170,000,000		Japan Government Ten Year Bond	0.100	09/20/26	1,627,400
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,341,558
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,203,244
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	3,076,470
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	3,102,504
	210,000,000		Japan Government Ten Year Bond	0.100	03/20/30	2,002,310
	425,000,000		Japan Government Ten Year Bond	0.100	06/20/30	4,048,385
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,552,059
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,338,889
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,614,857
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,574,495
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,309,322
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,753,020
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,485,918
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,627,905
	185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,728,544
			TOTAL JAPAN			69,331,460
342

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000%	05/22/27	$1,180,982
			TOTAL KENYA			1,180,982

KOREA, REPUBLIC OF - 4.7%
	200,000		Export-Import Bank of Korea	3.000	11/01/22	210,114
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	507,699
KRW	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	4,879,983
	4,860,000,000		Korea Treasury Bond	1.875	03/10/22	4,155,356
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	1,941,951
	3,800,000,000		Korea Treasury Bond	1.500	03/10/25	3,253,170
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,542,258
	1,200,000,000		Korea Treasury Bond	1.375	12/10/29	1,013,484
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,690,185
			TOTAL KOREA, REPUBLIC OF			20,194,200

LEBANON - 0.1%
	$1,400,000	†,q,z	Lebanon Government International Bond	6.850	03/23/27	229,600
			TOTAL LEBANON			229,600

MACEDONIA - 0.3%
EUR	1,050,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,309,254
			TOTAL MACEDONIA			1,309,254

MEXICO - 0.7%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,084,685
	13,800,000		Mexican Bonos	7.750	05/29/31	709,768
	$1,300,000		Mexico Government International Bond	3.250	04/16/30	1,330,550
			TOTAL MEXICO			3,125,003

MOROCCO - 0.3%
EUR	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,239,817
			TOTAL MOROCCO			1,239,817

NETHERLANDS - 1.1%
GBP	600,000	z	BNG Bank NV	0.375	12/15/25	789,885
EUR	2,075,000	g	Netherlands Government International Bond	0.750	07/15/28	2,695,120
	550,000	g	Netherlands Government International Bond	2.750	01/15/47	1,139,672
			TOTAL NETHERLANDS			4,624,677

NEW ZEALAND - 0.6%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,326,912
	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,352,849
			TOTAL NEW ZEALAND			2,679,761

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,260,545
			TOTAL NIGERIA			1,260,545

NORWAY - 1.4%
NOK	9,000,000		City of Oslo Norway	2.050	10/31/24	1,036,993
343

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NOK	44,320,000	g	Norway Government International Bond	1.375%	08/19/30	$5,251,457
			TOTAL NORWAY			6,288,450

PANAMA - 0.2%
	$1,000,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,058,100
			TOTAL PANAMA			1,058,100

PARAGUAY - 0.3%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,179,375
			TOTAL PARAGUAY			1,179,375

PERU - 0.6%
PEN	8,300,000	g	Peruvian Government International Bond	5.400	08/12/34	2,561,514
			TOTAL PERU			2,561,514

POLAND - 1.4%
PLN	4,325,000		Republic of Poland Government International Bond	5.750	09/23/22	1,294,009
	8,445,000		Republic of Poland Government International Bond	3.250	07/25/25	2,537,700
	7,675,000		Republic of Poland Government International Bond	2.750	10/25/29	2,326,783
			TOTAL POLAND			6,158,492

PORTUGAL - 1.0%
EUR	1,275,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,569,610
	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,440,192
			TOTAL PORTUGAL			4,009,802

QATAR - 0.1%
	$575,000	g	Qatar Government International Bond	3.400	04/16/25	634,244
			TOTAL QATAR			634,244

REPUBLIC OF SERBIA - 0.8%
EUR	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	1,911,868
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,405,600
	53,500,000		Serbia Treasury Bonds	4.500	08/20/32	567,044
			TOTAL REPUBLIC OF SERBIA			3,884,512

ROMANIA - 0.4%
EUR	800,000	g	Romanian Government International Bond	2.000	01/28/32	898,443
	$1,000,000	g	Romanian Government International Bond	4.000	02/14/51	1,048,635
			TOTAL ROMANIA			1,947,078

RUSSIA - 0.3%
RUB	90,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	1,180,665
			TOTAL RUSSIA			1,180,665

SAUDI ARABIA - 0.3%
	$375,000	g	Saudi Government International Bond	2.900	10/22/25	401,586
	750,000	g	Saudi Government International Bond	2.500	02/03/27	787,800
			TOTAL SAUDI ARABIA			1,189,386
344

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750%	03/13/28	$1,131,052
			TOTAL SENEGAL			1,131,052

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	715,960
	16,500,000		South Africa Government International Bond	7.000	02/28/31	793,645
	7,800,000		South Africa Government International Bond	8.750	01/31/44	354,435
			TOTAL SOUTH AFRICA			1,864,040

SPAIN - 3.3%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,428,129
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	6,113,779
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,421,551
	1,875,000	g	Spain Government International Bond	0.600	10/31/29	2,283,464
	2,650,000	g	Spain Government International Bond	1.200	10/31/40	3,289,963
			TOTAL SPAIN			14,536,886

SRI LANKA - 0.2%
	$1,000,000	g	Sri Lanka Government International Bond	6.850	03/14/24	789,925
			TOTAL SRI LANKA			789,925

SUPRANATIONAL - 2.2%
	750,000	z	African Export-Import Bank	5.250	10/11/23	807,351
	1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,268,284
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,791,230
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,091,232
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	3,095,972
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,260,195
			TOTAL SUPRANATIONAL			9,314,264

SWEDEN - 0.2%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000	05/12/25	796,236
			TOTAL SWEDEN			796,236

THAILAND - 1.5%
THB	60,500,000		Thailand Government International Bond	2.400	12/17/23	2,056,191
	60,500,000		Thailand Government International Bond	1.450	12/17/24	1,999,562
	55,000,000		Thailand Government International Bond	3.300	06/17/38	2,164,865
			TOTAL THAILAND			6,220,618

UKRAINE - 0.9%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,195,033
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,182,385
	1,125,000	g	Ukraine Government International Bond	4.375	01/27/30	1,111,146
			TOTAL UKRAINE			3,488,564

UNITED ARAB EMIRATES - 0.4%
	$1,350,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	1,511,460
			TOTAL UNITED ARAB EMIRATES			1,511,460
345

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

UNITED KINGDOM - 5.2%
GBP	3,075,000		United Kingdom Gilt	0.500%	07/22/22	$4,071,413
	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,602,785
	1,910,000		United Kingdom Gilt	4.750	12/07/30	3,698,618
	3,350,000		United Kingdom Gilt	1.750	09/07/37	5,283,861
	3,035,000		United Kingdom Gilt	1.500	07/22/47	4,843,910
	675,000		United Kingdom Gilt	1.625	10/22/54	1,160,862
			TOTAL UNITED KINGDOM			22,661,449

URUGUAY - 0.3%
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	501,997
	$625,000		Uruguay Government International Bond	4.375	01/23/31	765,625
			TOTAL URUGUAY			1,267,622

UZBEKISTAN - 0.4%
	1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,541,156
			TOTAL UZBEKISTAN			1,541,156

			TOTAL GOVERNMENT BONDS			329,711,139
			(Cost $310,756,652)

			TOTAL BONDS			411,886,509
			(Cost $387,611,743)

SHORT-TERM INVESTMENTS - 3.5%

EGYPT - 0.4%
EGP	26,500,000	j	Egypt Treasury Bill	0.000	08/18/20	1,652,316
			TOTAL EGYPT			1,652,316

UNITED STATES - 1.7%
	$7,225,000		United States Treasury Bill	0.120	08/20/20	7,224,702
			TOTAL UNITED STATES			7,224,702

REPURCHASE AGREEMENT - 1.4%

UNITED STATES - 1.4%
	5,940,000	r	Fixed Income Clearing Corp (FICC)	0.080	08/03/20	5,940,000
			TOTAL UNITED STATES			5,940,000
			TOTAL REPURCHASE AGREEMENT			5,940,000

			TOTAL SHORT-TERM INVESTMENTS			14,817,018
			(Cost $14,843,155)

			TOTAL INVESTMENTS - 100.5%			432,244,473
			(Cost $408,417,022)
			OTHER ASSETS & LIABILITIES, NET - (0.5)%			(2,362,280)
			NET ASSETS - 100.0%			$429,882,193
346

TIAA-CREF FUNDS - International Bond Fund

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czechoslovak Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2020, the aggregate value of these securities is $108,464,219 or 25.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corporation, 0.080% dated 7/31/20 to be repurchased at $5,940,000 on 8/3/20, collateralized by U.S. Treasury Notes valued at $6,058,903.
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
347

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of July 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$11,368,055	CAD	15,524,204	Australia and New Zealand Banking Group	09/30/20	$(223,660)
	$517,051	EUR	459,494	Australia and New Zealand Banking Group	09/30/20	(24,927)
	$40,701	EUR	35,879	Australia and New Zealand Banking Group	09/30/20	(1,619)
	$134,921	EUR	115,000	Australia and New Zealand Banking Group	09/30/20	(722)
	$519,444	EUR	460,000	Australia and New Zealand Banking Group	09/30/20	(23,131)
	$755,030	GBP	599,928	Australia and New Zealand Banking Group	09/30/20	(30,539)
	$3,480,581	JPY	372,890,291	Australia and New Zealand Banking Group	09/30/20	(44,807)
	$3,665,687	NZD	5,698,078	Australia and New Zealand Banking Group	09/30/20	(113,448)
EUR	125,000		$146,472	Australia and New Zealand Banking Group	08/03/20	781
Total						$(462,072)
	$8,463,813	AUD	12,309,711	Bank of America	09/30/20	$(332,830)
	$1,298,979	HUF	381,442,049	Bank of America	08/31/20	(5,346)
Total						$(338,176)
	$1,197,078	AUD	1,676,780	Citibank, N.A.	09/30/20	$(1,165)
	$15,870,331	CNY	111,364,365	Citibank, N.A.	08/31/20	(40,796)
	$1,343,848	CZK	29,941,880	Citibank, N.A.	08/31/20	(211)
	$6,194,604	PLN	23,229,213	Citibank, N.A.	08/31/20	(8,885)
	$3,073,280	THB	96,774,512	Citibank, N.A.	08/31/20	(29,860)
AUD	1,676,780		$1,196,853	Citibank, N.A.	08/05/20	1,146
Total						$(79,771)
	$57,676,819	JPY	6,161,029,748	Morgan Stanley	09/30/20	$(570,924)
	$19,405,157	KRW	23,205,909,390	Morgan Stanley	08/31/20	(14,014)
Total						$(584,938)
	$139,000,441	EUR	123,698,999	Toronto Dominion Bank	09/30/20	$(6,903,845)
	$25,228,326	GBP	20,375,478	Toronto Dominion Bank	09/30/20	(1,452,138)
	$4,174,757	ILS	14,217,344	Toronto Dominion Bank	08/31/20	(2,760)
	$14,452	NOK	139,632	Toronto Dominion Bank	09/30/20	(893)
	$5,875,487	NOK	57,032,236	Toronto Dominion Bank	09/30/20	(391,971)
	$749,412	SEK	6,998,568	Toronto Dominion Bank	09/30/20	(48,178)
	$496,536	ZAR	8,219,348	Toronto Dominion Bank	08/31/20	17,318
Total						$(8,782,467)
Total						$(10,247,424)
348

TIAA-CREF FUNDS - International Bond Fund

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czechoslovak Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
349

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$329,711,139	76.7%
FINANCIALS	24,509,886	5.7
HEALTH CARE	11,614,376	2.7
INDUSTRIALS	8,415,555	1.9
COMMUNICATION SERVICES	6,983,097	1.6
CONSUMER STAPLES	6,378,255	1.5
INFORMATION TECHNOLOGY	6,280,600	1.5
MATERIALS	4,988,860	1.2
CONSUMER DISCRETIONARY	4,861,464	1.1
UTILITIES	4,748,351	1.1
REAL ESTATE	4,639,160	1.1
ENERGY	4,296,712	1.0
SHORT-TERM INVESTMENTS	14,817,018	3.4
OTHER ASSETS & LIABILITIES, NET	(2,362,280)	(0.5)

NET ASSETS	$429,882,193	100.0%
350

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of July 31, 2020, 100% of the value of investments in the Large-Cap Growth Index Fund was valued based on Level 1 inputs.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2020, the Emerging Markets Debt Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Please refer to the level 3 reconciliation below.

The following table summarizes the market value of the Funds’ investments as of July 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Consumer discretionary	$754,516,403	$20,094,886	$—	$774,611,289
Consumer staples	423,061,555	44,283,632	—	467,345,187
Health care	937,390,583	111,346,629	—	1,048,737,212
Industrials	546,455,742	27,733,402	—	574,189,144
Utilities	121,421,849	21,689,339	—	143,111,188
All other equity investments*	3,493,874,144	—	—	3,493,874,144
Short-term investments	36,179,510	14,780,000	—	50,959,510
Purchased options**	77,790	—	—	77,790
Written options**	(29,452,557)	—	—	(29,452,557)
Total	$6,283,525,019	$239,927,888	$—	$6,523,452,907
351

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Growth
Equity investments:
Health care	$984,007,283	$294,269,450	$—	$1,278,276,733
Information technology	2,445,343,786	84,419,237	—	2,529,763,023
All other equity investments*	2,587,949,626	—	—	2,587,949,626
Short-term investments	—	49,734,246	—	49,734,246
Purchased options**	1,599,972	—	—	1,599,972
Written options**	(6,768,798)	—	—	(6,768,798)
Total	$6,012,131,869	$428,422,933	$—	$6,440,554,802
Large-Cap Value
Equity investments*	$5,160,148,687	$—	$—	$5,160,148,687
Short-term investments	—	51,713,318	—	51,713,318
Total	$5,160,148,687	$51,713,318	$—	$5,211,862,005
Mid-Cap Growth
Equity investments:
Communication services	$105,594,184	$12,323,220	$—	$117,917,404
Consumer discretionary	252,552,189	22,462,112	—	275,014,301
Consumer staples	33,745,036	14,214,882	—	47,959,918
Industrials	156,312,827	13,597,872	—	169,910,699
Information technology	390,181,701	22,648,779	—	412,830,480
Utilities	—	377,359	—	377,359
All other equity investments*	336,609,723	—	—	336,609,723
Short-term investments	12,654,620	6,695,000	—	19,349,620
Total	$1,287,650,280	$92,319,224	$—	$1,379,969,504
Mid-Cap Value
Equity investments*	$1,716,486,449	$—	$—	$1,716,486,449
Short-term investments	11,779,777	23,674,838	—	35,454,615
Total	$1,728,266,226	$23,674,838	$—	$1,751,941,064
Quant Large-Cap Growth
Equity investments*	$3,037,428,420	$—	$—	$3,037,428,420
Short-term investments	2,780,362	6,205,000	—	8,985,362
Total	$3,040,208,782	$6,205,000	$—	$3,046,413,782
Quant Large-Cap Value
Equity investments*	$1,312,787,550	$—	$—	$1,312,787,550
Short-term investments	5,559,367	2,540,000	—	8,099,367
Total	$1,318,346,917	$2,540,000	$—	$1,320,886,917
Quant Small-Cap Equity
Equity investments*	$2,382,475,281	$—	$—	2,382,475,281
Short-term investments	83,947,081	5,425,000	—	89,372,081
Futures**	213,592	—	—	213,592
Total	$2,466,635,954	$5,425,000	$—	$2,472,060,954
Quant Small/Mid-Cap Equity
Equity investments:
Utilities	$15,031,099	$—	$1,124,409	$16,155,508
All other equity investments*	620,309,906	—	—	620,309,906
Short-term investments	11,217,575	2,965,000	—	14,182,575
Total	$646,558,580	$2,965,000	$1,124,409	$650,647,989
Social Choice Equity
Equity investments:
Financials	$555,200,055	$—	$3,382	$555,203,437
All other equity investments*	4,535,552,850	—	—	4,535,552,850
Short-term investments	41,712,723	47,213,731	—	88,926,454
Futures**	175,264	—	—	175,264
Total	$5,132,640,892	$47,213,731	$3,382	$5,179,858,005

352

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice Low Carbon Equity
Equity investments:
Financials	$43,067,501	$—	$131	$43,067,632
All other equity investments*	330,539,008	—	—	330,539,008
Short-term investments	3,404,131	10,474,686	—	13,878,817
Futures**	25,782	—	—	25,782
Total	$377,036,422	$10,474,686	$131	$387,511,239
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$53,355,976	$—	$53,355,976
Asia	293,916,844	922,680,751	—	1,216,597,595
Europe	—	34,137,150	—	34,137,150
Latin America	152,165,339	151,727,421	—	303,892,760
All other equity investments*	70,262,138	85,492,091	3,504	155,757,733
Short-term investments	6,527,888	24,295,000	—	30,822,888
Total	$522,872,209	$1,271,688,389	$3,504	$1,794,564,102
International Equity
Equity investments:
Asia	$92,967,847	$1,065,525,754	$—	$1,158,493,601
Australasia	—	286,296,858	—	286,296,858
Europe	—	2,581,360,026	—	2,581,360,026
All other equity investments*	189,489,426	217,325,559	—	406,814,985
Short-term investments	—	40,119,573	—	40,119,573
Total	$282,457,273	$4,190,627,770	$—	$4,473,085,043
International Opportunities
Equity investments:
Asia	$20,586,356	$359,472,217	$—	$380,058,573
Australasia	—	86,814,481	—	86,814,481
Europe	—	822,819,747	—	822,819,747
Latin America	71,106,444	54,942,631	14,908	126,063,983
North America	—	118,017,194	—	118,017,194
All other equity investments*	35,401,238	134,697,252	1,674	170,100,164
Short-term investments	24,374,858	75,284,334	—	99,659,192
Total	$151,468,896	$1,652,047,856	$16,582	$1,803,533,334
Quant International Equity
Equity investments:
Asia	$492,154	$510,291,030	$—	$510,783,184
Australasia	—	142,829,754	—	142,829,754
Europe	25,877,799	991,418,037	—	1,017,295,836
All other equity investments*	36,412,031	164,876,241	—	201,288,272
Short-term investments	5,805,945	4,550,000	—	10,355,945
Total	$68,587,929	$1,813,965,062	$—	$1,882,552,991
Quant International Small-Cap Equity
Equity investments:
Asia	$2,432,050	$330,851,558	$3,783,196	$337,066,804
Australasia	—	63,385,961	—	63,385,961
Europe	—	276,830,520	—	276,830,520
North America	—	57,140,100	—	57,140,100
All other equity investments*	2,316,138	224,476,148	—	226,792,286
Short-term investments	23,127,652	4,415,000	—	27,542,652
Total	$27,875,840	$957,099,287	$3,783,196	$988,758,323

353

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Social Choice International Equity
Equity investments:
Asia	$—	$130,411,472	$—	$130,411,472
Australasia	—	32,093,822	—	32,093,822
Europe	4,480,643	241,731,577	—	246,212,220
All other equity investments*	—	55,629,847	—	55,629,847
Short-term investments	469,735	4,514,915	—	4,984,650
Futures**	(100,933)	—	—	(100,933)
Total	$4,849,445	$464,381,633	$—	$469,231,078

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$2,718,291,635	$—	$4,176	$2,718,295,811
Health care	3,928,992,906	—	65,708	3,929,058,614
Utilities	800,874,782	—	1,386,505	802,261,287
All other equity investments*	19,077,670,181	—	—	19,077,670,181
Short-term investments	178,572,801	38,437,839	—	217,010,640
Futures contracts**	36,951	—	—	36,951
Total	$26,704,439,256	$38,137,839	$1,456,389	$26,744,333,484
Large-Cap Value Index
Equity investments*	$6,468,863,067	$—	$—	$6,468,863,067
Short-term investments	27,177,238	535,000	—	27,712,238
Total	$6,496,040,305	$535,000	$—	$6,496,575,305
S&P 500 Index
Equity investments*	$6,117,801,110	$—	$—	$6,117,801,110
Short-term investments	3,528,405	12,840,313	—	16,368,718
Futures contracts**	368,455	—	—	368,455
Total	$6,121,697,970	$12,840,313	$—	$6,134,538,283
Small-Cap Blend Index
Equity investments:
Financials	$460,220,873	$—	$8,640	$460,229,513
Health care	585,162,293	—	106,394	585,268,687
All other equity investments*	1,882,059,309	—	—	1,882,059,309
Short-term investments	185,947,962	—	—	185,947,962
Total	$3,113,390,437	$—	$115,034	$3,113,505,471
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$188,533,894	$—	$188,533,894
Asia	423,862,240	2,117,234,609	5,045	2,541,101,894
Europe	42,729,462	54,767,507	—	97,496,969
Latin America	—	179,373,431	—	179,373,431
All other equity investments*	43,034,564	274,474,892	776	317,510,232
Short-term investments	11,173,781	4,420,000	—	15,593,781
Total	$520,800,047	$2,818,804,333	$5,821	$3,339,610,201

354

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity Index
Equity investments:
Asia	$3,715,763	$3,692,408,261	$—	$3,696,124,024
Australasia	—	1,050,501,954	2,826	1,050,504,780
Europe	8,420,665	7,754,056,611	—	7,762,477,276
All other equity investments*	58,478,104	873,422,692	1,593	931,902,389
Short-term investments	42,403,846	124,115,785	—	166,519,631
Futures contracts**	(122,890)	—	—	(122,890)
Total	$112,895,488	$13,494,505,303	$4,419	$13,607,405,210

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$113,253,692	$3,742,763	$116,996,455
Asia	—	130,214,021	—	130,214,021
Europe	—	63,593,213	5,521,755	69,114,968
Latin America	249,417	220,626,657	11,914,607	232,790,681
North America	—	3,193,811	—	3,193,811
All other debt investments*	—	4,549,589	—	4,549,589
Short-term investments	—	15,702,850	—	15,702,850
Total	$249,417	$551,133,833	$21,179,125	$572,562,375
International Bond
Africa/Middle East	$—	$26,399,850	$229,600	$26,629,450
Asia	—	143,307,088	—	143,307,088
Europe	—	155,655,289	—	155,655,289
Latin America	—	20,111,837	827,890	20,939,727
North America	—	61,581,638	—	61,581,638
All other debt investments*	—	9,314,263	—	9,314,263
Short-term investments	—	14,817,018	—	14,817,018
Forward foreign currency contracts**	—	(10,247,424)	—	(10,247,424)
Total	$—	$420,939,559	$1,057,490	$421,997,049
*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

The following table is reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2019	$6,384,611
Purchases	5,964,527
Sales	(746,822)
Gains (losses)	(2,510,807)
Change in unrealized appreciation (depreciation)	(7,917,077)
Transfers into Level 3	20,004,693
Balance as of July 31, 2020	$21,179,125

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of July 31, 2020:

	Fair value	Valuation technique	Unobservable input	Range (weighted average)§
Corporate bonds	$367,420	Recent market transaction	Discount	90.5%-99.9% (90.5%)
Government bonds	15,289,950	Recent market transaction	Discount	43.5%-84.0% (53.2%)
Structured assets	5,521,755	Recent market transaction	†
Total	$21,179,125
†	Market transaction refers to the most recent known market transaction.
§	Unobservable inputs were weighted by the relative fair value of the instruments.
355